UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 93.7%
Consumer Discretionary – 12.7%
Amazon.com, Cl A *	27,758	$26,870
Autozone *	18,031	10,286
Best Buy	100,658	5,771
Delphi Automotive	36,555	3,204
Dick’s Sporting Goods	66,856	2,663
Dollar General	393,870	28,394
Dollar Tree *	27,271	1,907
Domino’s Pizza	17,849	3,776
DR Horton	314,296	10,865
General Motors	499,190	17,437
Goodyear Tire & Rubber	69,218	2,420
Home Depot	118,932	18,244
Interpublic Group	229,729	5,651
Kohl’s	56,065	2,168
L Brands	53,519	2,884
Lear	56,953	8,092
Liberty Global, Cl A *	24,310	781
Liberty Global, Cl C *	82,984	2,587
Liberty Interactive QVC Group, Cl A *	200,077	4,910
Lowe’s	447,043	34,659
Macy’s	102,099	2,373
NetFlix *	58,375	8,722
Nike, Cl B	417,821	24,651
NVR *	987	2,379
Omnicom Group	160,633	13,316
Priceline Group *	5,093	9,527
PulteGroup	102,697	2,519
Royal Caribbean Cruises	29,926	3,269
Tiffany	66,185	6,213
TJX	322,346	23,264
Tractor Supply	185,755	10,070
TripAdvisor *	63,076	2,409
Whirlpool	12,644	2,423

		304,704

Consumer Staples – 8.7%
Archer-Daniels-Midland	67,157	2,779
Bunge	33,602	2,507
Church & Dwight	56,652	2,939
Colgate-Palmolive	190,044	14,088
Constellation Brands, Cl A	103,028	19,960
CVS Health	429,660	34,570
Dr Pepper Snapple Group	80,356	7,321
Ingredion	65,751	7,838
JM Smucker	111,999	13,253
Kimberly-Clark	56,053	7,237
Kroger	586,055	13,667
PepsiCo	109,427	12,638
Philip Morris International	206,045	24,200
Procter & Gamble	74,622	6,503
Reynolds American	215,688	14,028

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sysco, Cl A	54,408	$2,738
Tyson Foods, Cl A	116,375	7,289
Wal-Mart Stores	192,035	14,533

		208,088

Energy – 4.1%
Anadarko Petroleum, Cl A	43,529	1,974
BP ADR (A)	198,894	6,892
Canadian Natural Resources	104,619	3,017
Chevron	153,964	16,063
Devon Energy	51,404	1,643
ExxonMobil	27,671	2,234
Helmerich & Payne (A)	64,662	3,514
Kinder Morgan	196,655	3,768
Marathon Petroleum	161,898	8,472
Occidental Petroleum	219,981	13,170
Oceaneering International, Cl A	103,840	2,372
Oneok (A)	40,932	2,135
PBF Energy, Cl A (A)	167,336	3,725
Pioneer Natural Resources	13,212	2,108
Range Resources	175,133	4,058
Royal Dutch Shell ADR, Cl A	161,764	8,604
Tesoro	29,203	2,733
Valero Energy	181,538	12,247

		98,729

Financials – 15.8%
Aflac	271,261	21,072
Allstate	164,559	14,554
Ally Financial	143,752	3,004
Ameriprise Financial	17,316	2,204
Bank of America	781,717	18,964
Berkshire Hathaway, Cl B *	32,870	5,567
Blackstone Group (B)	69,505	2,318
Capital One Financial	28,281	2,337
Charles Schwab	55,562	2,387
Citigroup	308,481	20,631
Citizens Financial Group	60,039	2,142
CME Group	48,007	6,012
Discover Financial Services	154,517	9,609
Everest Re Group	35,482	9,033
Factset Research Systems	58,009	9,640
Fifth Third Bancorp	477,711	12,401
Franklin Resources	54,058	2,421
Intercontinental Exchange	54,056	3,563
JPMorgan Chase	201,687	18,434
KKR (B)	195,860	3,643
Lincoln National	96,459	6,519
Marsh & McLennan	148,981	11,615
MetLife	181,271	9,959
Moody’s	224,661	27,337
Morgan Stanley	117,862	5,252

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MSCI, Cl A	153,889	$15,849
Popular	66,179	2,760
Prudential Financial	130,650	14,129
Regions Financial	606,832	8,884
S&P Global	52,569	7,675
Santander Consumer USA Holdings *	179,439	2,290
State Street	278,427	24,983
SunTrust Banks	203,731	11,556
Synchrony Financial	275,795	8,224
Travelers	120,998	15,310
US Bancorp	242,751	12,604
Voya Financial	234,838	8,663
Wells Fargo	289,382	16,035

		379,580

Health Care – 16.5%
Abbott Laboratories	309,733	15,056
Aetna, Cl A	91,205	13,848
Alexion Pharmaceuticals *	77,448	9,423
AmerisourceBergen, Cl A	129,268	12,220
Amgen, Cl A	146,509	25,233
Anthem	25,705	4,836
Becton Dickinson	241,212	47,063
Biogen *	101,096	27,433
Celgene, Cl A *	115,511	15,001
Centene *	87,379	6,980
DENTSPLY SIRONA	35,011	2,270
Gilead Sciences	204,557	14,479
HCA Healthcare *	105,452	9,195
Horizon Pharma *	147,753	1,754
Johnson & Johnson	384,996	50,931
Merck	193,218	12,383
Mettler Toledo International *	43,111	25,373
Mylan *	129,353	5,022
Pfizer	189,629	6,370
Quintiles Transnational *	68,541	6,134
UnitedHealth Group	362,164	67,152
Varian Medical Systems *	102,597	10,587
Zimmer Biomet Holdings	31,602	4,058
Zoetis, Cl A	62,622	3,906

		396,707

Industrials – 9.4%
3M	183,883	38,283
Acuity Brands	26,291	5,344
AECOM *(A)	131,520	4,252
AerCap Holdings *	48,576	2,255
Alaska Air Group	37,255	3,344
Boeing	21,161	4,185
Cummins	62,701	10,171
Delta Air Lines, Cl A	346,282	18,609
Equifax	54,810	7,532

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FedEx	11,763	$2,557
Graco	146,067	15,962
Huntington Ingalls Industries, Cl A	25,565	4,759
Illinois Tool Works	204,357	29,274
ManpowerGroup	25,000	2,791
Middleby *	94,372	11,467
Nielsen Holdings	88,897	3,437
Oshkosh Truck	36,834	2,537
Owens Corning	54,953	3,678
Roper Technologies	14,709	3,406
Southwest Airlines, Cl A	40,250	2,501
Spirit AeroSystems Holdings, Cl A	68,223	3,953
Stanley Black & Decker	58,879	8,286
TransDigm Group (A)	12,665	3,405
United Continental Holdings *	108,375	8,155
United Rentals *	20,742	2,338
United Technologies	115,022	14,045
WW Grainger	51,984	9,385

		225,911

Information Technology – 18.7%
Activision Blizzard	236,237	13,600
Advanced Micro Devices *(A)	205,136	2,560
Alibaba Group Holding ADR *(A)	18,199	2,564
Alliance Data Systems	8,787	2,256
Alphabet, Cl A *	30,018	27,907
Alphabet, Cl C *	11,792	10,716
Amdocs	95,961	6,186
Analog Devices	150,041	11,673
Apple	136,775	19,698
Applied Materials	341,522	14,108
Arrow Electronics, Cl A *	30,127	2,363
ASML Holding, Cl G	38,165	4,973
Autodesk, Cl A *	57,747	5,822
Automatic Data Processing	109,685	11,238
Broadcom, Cl A	20,439	4,763
CDW	37,994	2,376
Cisco Systems	256,720	8,035
Cognizant Technology Solutions, Cl A	183,544	12,187
Corning, Cl B	442,952	13,311
DXC Technology	57,520	4,413
eBay *	161,711	5,647
Electronic Arts *	105,473	11,151
Facebook, Cl A *	106,498	16,079
Finisar *	104,248	2,708
Fiserv, Cl A *	48,772	5,967
Global Payments	55,482	5,011
HP	547,800	9,576
Intel	514,638	17,364
Intuit	94,774	12,587
Jack Henry & Associates	37,926	3,939
Juniper Networks	95,031	2,650

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lam Research	40,438	$5,719
MasterCard, Cl A	266,450	32,360
Microchip Technology (A)	100,271	7,739
Micron Technology *	92,887	2,774
Microsoft	560,322	38,623
Motorola Solutions	32,457	2,815
Nvidia	37,581	5,433
Oracle, Cl B	291,736	14,628
PayPal Holdings *	165,386	8,876
Qualcomm	140,194	7,742
Skyworks Solutions	27,822	2,670
Snap, Cl A *(A)	102,384	1,819
Symantec, Cl A	137,107	3,873
Tencent Holdings ADR	211,535	7,607
Teradyne	64,107	1,925
Texas Instruments	114,594	8,816
Visa, Cl A	250,185	23,462

		450,309

Materials – 4.5%
Cabot	42,794	2,286
Celanese, Cl A	45,696	4,338
Cemex ADR *	519,911	4,898
Crown Holdings *	58,481	3,489
Eastman Chemical	154,132	12,946
Ecolab	72,045	9,564
Huntsman	88,775	2,294
International Paper	164,726	9,325
LyondellBasell Industries, Cl A	148,123	12,500
Nucor	69,710	4,034
Packaging Corp of America	30,110	3,354
Praxair	44,965	5,960
Sherwin-Williams, Cl A	95,520	33,524

		108,512

Real Estate – 1.3%
CBRE Group, Cl A *	74,192	2,701
Crown Castle International	71,940	7,207
Equinix (A)	20,621	8,850
HCP ‡	70,533	2,254
Host Hotels & Resorts ‡	324,038	5,920
SBA Communications, Cl A *‡	30,395	4,100

		31,032

Telecommunication Services – 0.4%
AT&T	59,044	2,228
T-Mobile US *	76,716	4,650
Zayo Group Holdings *	65,265	2,017

		8,895

Utilities – 1.6%
Calpine *	170,710	2,310

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centerpoint Energy	138,630	$3,795
Exelon	315,546	11,382
FirstEnergy	331,568	9,668
Public Service Enterprise Group	185,139	7,963
WEC Energy Group	36,816	2,260

		37,378

Total Common Stock (Cost $1,797,635) ($ Thousands)		2,249,845

AFFILIATED PARTNERSHIP – 1.2%
SEI Liquidity Fund, L.P. 1.080% **†(C)	29,624,237	29,628

Total Affiliated Partnership (Cost $29,624) ($ Thousands)		29,628

CASH EQUIVALENT – 6.2%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	147,494,724	147,495

Total Cash Equivalent (Cost $147,495) ($ Thousands)		147,495

Total Investments – 101.1% (Cost $1,974,754) ($ Thousands) @		$2,426,968

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	187	Sep-2017	$(100)
S&P Mid Cap 400 Index E-MINI	13	Sep-2017	10

			$(90)

Percentages are based on Net Assets of $2,401,189 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $28,893 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2017, such securities amounted to $5,961, or 0.2% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $29,628 ($ Thousands).

ADR – American Depositary Receipt

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Fund (Concluded)

Cl – Class

L.P. – Limited Partnership

S&P – Standards & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,974,754 ($ Thousands), and the unrealized appreciation and depreciation were $476,074 ($ Thousands) and $(23,860) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,249,845	$–	$–	$2,249,845
Affiliated Partnership	–	29,628	–	29,628
Cash Equivalent	147,495	–	–	147,495

Total Investments in Securities	$2,397,340	$29,628	$–	$2,426,968

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$10	$–	$–	$10
Unrealized Depreciation	(100)	–	–	(100)

Total Other Financial Instruments	$(90)	$–	$–	$(90)

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 261,551	$ 186,333	$ (418,259)	$ (2)	$ 5	$ 29,628	$ 309
SEI Daily Income Trust, Government Fund, Class F	149,115	276,001	(277,621)	–	–	147,495	419

Totals	$ 410,666	$ 462,334	$ (695,880)	$ (2)	$ 5	$ 177,123	$ 728

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 94.3%
Consumer Discretionary – 9.4%
Advance Auto Parts	9,534	$1,112
Best Buy	118,058	6,768
Brinker International (A)	36,542	1,392
Comcast, Cl A	54,458	2,119
Dick’s Sporting Goods	94,123	3,749
Dollar General	255,657	18,430
DR Horton	217,103	7,505
Gap	49,546	1,090
General Motors	485,486	16,958
Goodyear Tire & Rubber	246,952	8,633
H&R Block	52,142	1,612
Hanesbrands (A)	62,434	1,446
Kohl’s (A)	88,476	3,421
Lear	32,733	4,651
Lowe’s	180,367	13,984
Macy’s	112,931	2,624
Norwegian Cruise Line Holdings *	43,619	2,368
Omnicom Group	183,496	15,212
PulteGroup	224,081	5,497
Target, Cl A	26,771	1,400
TEGNA	51,682	745
Tupperware Brands	17,982	1,263
Viacom, Cl B	39,882	1,339
Whirlpool	19,168	3,673
Wyndham Worldwide	26,215	2,632

		129,623

Consumer Staples – 9.6%
Archer-Daniels-Midland	57,847	2,394
Bunge	37,300	2,782
CVS Health	343,643	27,649
Ingredion	45,991	5,482
JM Smucker	146,190	17,299
Kroger	454,187	10,592
Philip Morris International	192,888	22,655
Pilgrim’s Pride *	83,326	1,826
Procter & Gamble	93,469	8,146
Reynolds American	273,753	17,805
Tyson Foods, Cl A	99,692	6,244
Wal-Mart Stores	110,785	8,384
Whole Foods Market	35,617	1,500

		132,758

Energy – 8.9%
Anadarko Petroleum, Cl A	64,258	2,914
BP ADR (A)	333,171	11,544
Canadian Natural Resources	173,062	4,991
Chevron	196,871	20,540
ConocoPhillips	67,279	2,958
Devon Energy	168,696	5,393
ExxonMobil	136,733	11,039

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helmerich & Payne (A)	88,741	$4,822
Kinder Morgan	235,079	4,504
Marathon Petroleum	131,487	6,881
Occidental Petroleum	247,800	14,836
Oceaneering International, Cl A	86,047	1,965
PBF Energy, Cl A (A)	158,820	3,535
Range Resources	184,595	4,277
Royal Dutch Shell ADR, Cl A	155,127	8,251
Targa Resources	27,295	1,234
Tesoro	26,013	2,435
Transocean *	120,225	989
Valero Energy	148,387	10,010

		123,118

Financials – 23.0%
Aflac	280,205	21,766
Allstate	121,666	10,760
Ally Financial	262,503	5,486
American Financial Group	16,671	1,657
Ameriprise Financial	25,933	3,301
Assurant	14,731	1,528
Athene Holding, Cl A *	46,639	2,314
Bank of America	1,127,868	27,362
Berkshire Hathaway, Cl B *	22,273	3,772
Blackstone Group (B)	107,654	3,590
BNP Paribas ADR	36,287	1,319
Capital One Financial	87,452	7,225
CIT Group	27,607	1,345
Citigroup	421,058	28,160
Discover Financial Services	141,677	8,811
Everest Re Group	35,006	8,912
Fifth Third Bancorp	172,505	4,478
JPMorgan Chase	325,924	29,790
KeyCorp	200,151	3,751
KKR (B)	327,582	6,093
Lincoln National	26,136	1,766
Marsh & McLennan	159,163	12,408
MetLife	227,641	12,507
Morgan Stanley	185,201	8,253
OneMain Holdings, Cl A *	57,366	1,411
PNC Financial Services Group	37,459	4,678
Popular	97,680	4,074
Prudential Financial	52,620	5,690
Radian Group	119,316	1,951
Regions Financial	354,668	5,192
Reinsurance Group of America, Cl A	52,070	6,685
Santander Consumer USA Holdings *	155,555	1,985
Starwood Property Trust ‡	48,514	1,086
State Street	269,161	24,152
SunTrust Banks	190,328	10,795
Synchrony Financial	222,959	6,649
Travelers	90,893	11,501

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unum Group	89,383	$4,168
Voya Financial	254,530	9,390
Wells Fargo	23,952	1,327

		317,088

Health Care – 14.8%
Abbott Laboratories	380,086	18,476
AbbVie	72,016	5,222
Aetna, Cl A	73,098	11,098
AmerisourceBergen, Cl A	117,615	11,118
Amgen, Cl A	163,000	28,073
Anthem	67,702	12,737
Becton Dickinson	68,651	13,394
Biogen *	9,498	2,577
Celgene, Cl A *	9,771	1,269
Centene *	54,742	4,373
Cigna	14,574	2,440
Express Scripts Holding *	51,777	3,305
Gilead Sciences	45,589	3,227
HCA Healthcare *	70,323	6,132
Horizon Pharma *	93,179	1,106
Johnson & Johnson	198,855	26,306
Mallinckrodt *	54,920	2,461
Merck	249,909	16,017
Mylan *	95,145	3,694
Pfizer	314,605	10,568
UnitedHealth Group	78,572	14,569
Zimmer Biomet Holdings	49,039	6,297

		204,459

Industrials – 9.4%
3M	65,588	13,655
AECOM *	189,268	6,119
AerCap Holdings *	79,872	3,708
AGCO	20,018	1,349
Alaska Air Group	21,638	1,942
American Airlines Group	212,474	10,692
Boeing	10,922	2,160
Carlisle	12,837	1,225
Chicago Bridge & Iron (A)	47,560	938
Delta Air Lines, Cl A	253,263	13,610
Eaton	42,373	3,298
FedEx	16,500	3,586
Fluor	40,555	1,857
Illinois Tool Works	109,809	15,730
Ingersoll-Rand	14,518	1,327
JetBlue Airways *	59,070	1,348
L3 Technologies	16,844	2,814
ManpowerGroup	69,527	7,763
Oshkosh Truck	38,255	2,635
Owens Corning	54,642	3,657
Raytheon	28,452	4,594

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RR Donnelley & Sons	26,621	$334
Trinity Industries	63,149	1,770
United Continental Holdings *	95,306	7,172
USG *(A)	51,700	1,500
Waste Management	36,019	2,642
WW Grainger (A)	70,813	12,784

		130,209

Information Technology – 9.8%
Apple	44,043	6,343
Applied Materials	167,376	6,914
Arrow Electronics, Cl A *	17,248	1,353
Automatic Data Processing	156,867	16,073
CA	69,499	2,396
Cars.com *	17,227	459
Cisco Systems	479,418	15,006
Corning, Cl B	74,909	2,251
DXC Technology	16,742	1,284
Finisar *	64,791	1,683
First Data, Cl A *	90,017	1,638
Hewlett Packard Enterprise	164,838	2,735
HP	477,494	8,347
Intel	364,930	12,313
International Business Machines	39,734	6,112
IPG Photonics *	21,775	3,159
Juniper Networks	44,049	1,228
Lam Research	23,297	3,295
Microchip Technology (A)	141,564	10,926
Micron Technology *	297,309	8,878
Qualcomm	164,955	9,109
Seagate Technology	30,431	1,179
Skyworks Solutions	43,465	4,170
Tech Data *	13,545	1,368
Vishay Intertechnology	89,659	1,488
Western Digital	29,568	2,620
Xerox	80,527	2,313

		134,640

Materials – 3.8%
Cabot	24,552	1,312
Cemex ADR *	595,121	5,606
Crown Holdings *	22,956	1,370
Domtar	33,526	1,288
Eastman Chemical	125,182	10,514
Huntsman	65,474	1,692
International Paper	198,909	11,260
Louisiana-Pacific *	57,932	1,397
LyondellBasell Industries, Cl A	110,322	9,310
Owens-Illinois *	77,722	1,859
Reliance Steel & Aluminum	68,934	5,019

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonoco Products	28,379	$1,459

		52,086

Real Estate – 1.6%
Brixmor Property Group ‡	75,000	1,341
HCP ‡	41,116	1,314
Hospitality Properties Trust ‡	220,422	6,425
Host Hotels & Resorts ‡	256,967	4,695
Howard Hughes *	10,380	1,275
Senior Housing Properties Trust ‡	298,513	6,102
Two Harbors Investment ‡	132,679	1,315

		22,467

Telecommunication Services – 1.1%
AT&T	325,817	12,293
Verizon Communications	72,020	3,217

		15,510

Utilities – 2.9%
Calpine *	106,720	1,444
Entergy	74,599	5,727
Exelon	297,671	10,737
FirstEnergy	294,531	8,588
Public Service Enterprise Group	178,274	7,667
UGI	75,184	3,640
Vectren	25,472	1,489

		39,292

Total Common Stock (Cost $1,039,298) ($ Thousands)		1,301,250

AFFILIATED PARTNERSHIP – 2.8%
SEI Liquidity Fund, L.P. 1.080% **†(C)	38,105,933	38,098

Total Affiliated Partnership (Cost $38,106) ($ Thousands)		38,098

CASH EQUIVALENT – 5.4%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	74,047,061	74,047

Total Cash Equivalent (Cost $74,047) ($ Thousands)		74,047

Total Investments – 102.5% (Cost $1,151,451) ($ Thousands) @		$1,413,395

Percentages are based on Net Assets of $1,379,189 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $37,210 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2017, such securities amounted to $9,683 ($ Thousands), or 0.7% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $38,098 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $1,151,451 ($ Thousands), and the unrealized appreciation and depreciation were $283,851 ($ Thousands) and $(21,907) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,301,250	$–	$–	$1,301,250
Affiliated Partnership	–	38,098	–	38,098
Cash Equivalent	74,047	–	–	74,047

Total Investments in Securities	$1,375,297	$38,098	$–	$1,413,395

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Value Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 49,707	$ 181,296	$ (192,897)	$ (8)	$ 38,098	$ 81
SEI Daily Income Trust, Government Fund, Class F	47,204	262,901	(236,058)	–	74,047	192

Totals	$ 96,911	$ 444,197	$ (428,955)	$ (8)	$ 112,145	$ 273

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 95.8%
Consumer Discretionary – 17.0%
Amazon.com, Cl A *	45,364	$43,912
Autozone *	28,136	16,050
Delphi Automotive	26,508	2,323
Dollar General	116,988	8,434
Dollar Tree *	98,973	6,920
Domino’s Pizza	54,860	11,604
Home Depot	89,798	13,775
Lear	14,224	2,021
Liberty Global, Cl A *	16,608	533
Liberty Global, Cl C *	138,000	4,303
Liberty Interactive QVC Group, Cl A *	330,671	8,115
Lowe’s	258,051	20,007
NetFlix *	92,671	13,846
Nike, Cl B	450,409	26,574
Priceline Group *	8,713	16,298
Tiffany	82,972	7,789
TJX	321,610	23,211
Tractor Supply	220,219	11,938
TripAdvisor *	101,830	3,890
Ulta Beauty *	13,127	3,772
Yum China Holdings *	39,355	1,552

		246,867

Consumer Staples – 4.7%
Colgate-Palmolive	273,695	20,289
Constellation Brands, Cl A	86,838	16,823
CVS Health	28,247	2,273
Dr Pepper Snapple Group	35,000	3,189
PepsiCo	197,826	22,847
Sysco, Cl A	60,237	3,031

		68,452

Energy – 0.3%
Oneok (A)	26,630	1,389
Pioneer Natural Resources	22,743	3,629

		5,018

Financials – 10.9%
Berkshire Hathaway, Cl B *	39,603	6,707
Charles Schwab	128,718	5,530
Citigroup	39,985	2,674
CME Group	81,521	10,210
Factset Research Systems	78,212	12,997
First Republic Bank	105,906	10,601
Goldman Sachs Group	10,001	2,219
Intercontinental Exchange	88,882	5,859
Moody’s	264,892	32,232
MSCI, Cl A	186,831	19,242
S&P Global	17,785	2,596
SunTrust Banks	74,417	4,221
SVB Financial Group, Cl B *	30,376	5,340

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Bancorp	305,676	$15,871
Wells Fargo	382,471	21,193

		157,492

Health Care – 17.9%
Alexion Pharmaceuticals *	120,588	14,672
Allergan	15,142	3,681
Anthem	12,656	2,381
Becton Dickinson	178,929	34,911
Biogen *	84,454	22,917
Boston Scientific *	228,385	6,331
Celgene, Cl A *	165,510	21,495
Centene *	18,157	1,450
DENTSPLY SIRONA	22,395	1,452
Gilead Sciences	32,065	2,270
HCA Healthcare *	16,664	1,453
Johnson & Johnson	218,651	28,925
Mettler Toledo International *	45,281	26,650
Quintiles Transnational *	98,120	8,782
Regeneron Pharmaceuticals *	2,933	1,440
UnitedHealth Group	289,826	53,740
Varian Medical Systems *	144,112	14,871
Vertex Pharmaceuticals *	10,385	1,338
Zoetis, Cl A	170,967	10,665

		259,424

Industrials – 9.4%
3M	94,899	19,757
Acuity Brands	59,453	12,086
Boeing	25,893	5,120
Delta Air Lines, Cl A	112,494	6,045
Equifax	102,860	14,135
FedEx	26,747	5,813
Graco	174,098	19,026
Middleby *	121,315	14,741
Nielsen Holdings	123,557	4,777
Roper Technologies	34,714	8,037
Southwest Airlines, Cl A	36,781	2,286
TransDigm Group (A)	29,478	7,926
United Rentals *	15,316	1,726
United Technologies	128,623	15,706

		137,181

Information Technology – 28.9%
Activision Blizzard	178,792	10,293
Adobe Systems *	37,625	5,322
Advanced Micro Devices *(A)	263,231	3,285
Alibaba Group Holding ADR *(A)	29,323	4,132
Alphabet, Cl A *	41,767	38,830
Alphabet, Cl C *	20,792	18,894
Analog Devices	209,972	16,336
Apple	139,696	20,119

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Applied Materials	101,291	$4,184
ASML Holding, Cl G (A)	96,860	12,622
Autodesk, Cl A *	113,669	11,460
Broadcom, Cl A	37,837	8,818
CDW	29,295	1,832
Cognizant Technology Solutions, Cl A	82,416	5,472
eBay *	224,120	7,826
Electronic Arts *	114,913	12,149
F5 Networks, Cl A *	10,872	1,381
Facebook, Cl A *	163,678	24,712
Fiserv, Cl A *	11,655	1,426
Global Payments	118,908	10,740
Intuit	78,955	10,486
KLA-Tencor	13,883	1,270
MasterCard, Cl A	280,712	34,092
Microsoft	769,050	53,011
NCR *	28,231	1,153
Nvidia	53,087	7,674
Oracle, Cl B	338,401	16,967
PayPal Holdings *	216,576	11,624
Skyworks Solutions	17,217	1,652
Snap, Cl A *(A)	97,504	1,733
Symantec, Cl A	170,353	4,812
Tencent Holdings ADR	358,106	12,878
Teradyne	115,589	3,471
Texas Instruments	55,464	4,267
Vantiv, Cl A *	47,292	2,996
Visa, Cl A	333,283	31,255

		419,174

Materials – 4.6%
Ecolab	97,013	12,878
LyondellBasell Industries, Cl A	28,606	2,414
Monsanto	26,306	3,114
Praxair	101,704	13,481
Sherwin-Williams, Cl A	97,631	34,265

		66,152

Real Estate – 2.0%
CBRE Group, Cl A *	38,651	1,407
Crown Castle International ‡	69,757	6,989
Equinix ‡	28,209	12,106
SBA Communications, Cl A *‡	61,877	8,347

		28,849

Telecommunication Services – 0.1%
Zayo Group Holdings *	42,390	1,310

Total Common Stock (Cost $1,055,936) ($ Thousands)		1,389,919

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP – 1.3%
SEI Liquidity Fund, L.P. 1.080% **†(B)	18,477,404	$18,473

Total Affiliated Partnership (Cost $18,478) ($ Thousands)		18,473

CASH EQUIVALENT – 4.0%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	57,240,007	57,240

Total Cash Equivalent (Cost $57,240) ($ Thousands)		57,240

Total Investments – 101.1% (Cost $1,131,654) ($ Thousands) @		$1,465,632

Percentages are based on Net Assets of $1,450,218 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $18,153 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $18,473 ($ Thousands).

ADR	– American Depositary Receipt
Cl	– Class
L.P.	– Limited Partnership

@ At June 30, 2017 the tax basis cost of the Fund’s investments was $1,131,654 ($ Thousands), and the unrealized appreciation and depreciation were $352,490 ($ Thousands) and $(18,512) ($ Thousands), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,389,919	$–	$–	$1,389,919
Affiliated Partnership	–	18,473	–	18,473
Cash Equivalent	57,240	–	–	57,240

Total Investments in Securities	$1,447,159	$18,473	$–	$1,465,632

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Large Cap Growth Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 4,044	$ 121,968	$ (107,535)	$ (4)	$ 18,473	$ 19
SEI Daily Income Trust, Government Fund, Class F	62,626	274,900	(280,286)	–	57,240	158

Totals	$ 66,670	$ 396,868	$ (387,821)	$ (4)	$ 75,713	$ 177

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 94.5%
Consumer Discretionary – 13.4%
Amazon.com, Cl A *	45,000	$43,560
AMC Networks, Cl A *	18,854	1,007
Autozone *	46,373	26,454
Best Buy	186,465	10,690
Charter Communications, Cl A *	20,643	6,954
Chipotle Mexican Grill, Cl A *(A)	2,662	1,108
Comcast, Cl A	162,942	6,342
Darden Restaurants	34,626	3,131
Delphi Automotive	79,958	7,008
Dick’s Sporting Goods	116,670	4,647
Dollar General	387,947	27,967
Dollar Tree *	86,753	6,066
Domino’s Pizza	20,805	4,401
Foot Locker, Cl A	33,872	1,669
General Motors	94,123	3,288
Genuine Parts	61,780	5,731
Goodyear Tire & Rubber	22,375	782
Graham Holdings, Cl B	809	485
Hanesbrands (A)	189,483	4,388
Harley-Davidson, Cl A	30,157	1,629
Home Depot	177,115	27,169
International Game Technology	79,819	1,461
Interpublic Group	55,709	1,370
Kate Spade *	75,910	1,404
L Brands	211,304	11,387
Las Vegas Sands	22,879	1,462
Lear	115,549	16,417
Liberty Global, Cl C *	81,095	2,528
Liberty Interactive QVC Group, Cl A *	567,023	13,915
Lowe’s	373,866	28,986
Macy’s	67,900	1,578
Magna International, Cl A	129,268	5,989
Marriott International, Cl A	40,040	4,016
Murphy USA *	24,225	1,795
NetFlix *	65,622	9,805
Nike, Cl B	389,570	22,985
Norwegian Cruise Line Holdings *	285,518	15,501
NVR *	1,071	2,582
Omnicom Group	115,785	9,599
Priceline Group *	7,673	14,352
PulteGroup	504,441	12,374
PVH	50,924	5,831
Regal Entertainment Group, Cl A (A)	245,357	5,020
Ross Stores	84,479	4,877
Scripps Networks Interactive, Cl A	16,630	1,136
Starbucks	227,286	13,253
Target, Cl A	21,414	1,120
TEGNA	153,973	2,219
Tiffany	39,063	3,667
Time Warner	41,985	4,216
TJX	140,044	10,107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toll Brothers	94,549	$3,736
TopBuild *	51,618	2,739
Tractor Supply	379,027	20,547
Tupperware Brands	42,037	2,952
Walt Disney	54,000	5,737
Whirlpool	68,064	13,042
Wyndham Worldwide	15,527	1,559
Yum China Holdings *	41,762	1,647

		477,387

Consumer Staples – 8.4%
Altria Group	96,491	7,186
Anheuser-Busch InBev ADR	85,244	9,407
Archer-Daniels-Midland	148,154	6,131
Bunge	31,232	2,330
Church & Dwight	39,102	2,029
Clorox	24,799	3,304
Coca-Cola	84,125	3,773
Colgate-Palmolive	383,540	28,432
Conagra Brands	49,133	1,757
Constellation Brands, Cl A	79,385	15,379
Costco Wholesale	89,408	14,299
CVS Health	344,280	27,701
Dr Pepper Snapple Group	61,036	5,561
Hershey	26,294	2,823
Ingredion	40,741	4,857
JM Smucker	50,490	5,974
Kimberly-Clark	111,006	14,332
Kraft Heinz	13,143	1,126
Kroger	530,992	12,383
Lamb Weston Holdings	16,377	721
Mondelez International, Cl A	24,475	1,057
PepsiCo	192,475	22,229
Philip Morris International	256,574	30,135
Pilgrim’s Pride *	55,865	1,224
Procter & Gamble	101,644	8,858
Reynolds American	201,671	13,117
Sysco, Cl A	41,302	2,079
Tyson Foods, Cl A	281,181	17,610
Walgreens Boots Alliance	184,087	14,416
Wal-Mart Stores	222,560	16,843

		297,073

Energy – 3.9%
Apache	108,119	5,182
BP ADR (A)	346,009	11,989
Canadian Natural Resources	278,313	8,027
Chevron	213,036	22,226
Concho Resources *	34,048	4,138
Devon Energy	273,875	8,756
ExxonMobil	164,776	13,302
Helmerich & Payne (A)	19,485	1,059

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Oil	290,425	$3,441
Marathon Petroleum	237,204	12,413
Occidental Petroleum	170,289	10,195
Phillips 66	113,325	9,371
Royal Dutch Shell ADR, Cl A	182,043	9,683
Tesoro	31,376	2,937
Valero Energy	211,817	14,289
Williams	51,872	1,571

		138,579

Financials – 15.7%
Aflac	128,884	10,012
Allstate	59,438	5,257
Ally Financial	59,881	1,251
American Financial Group	39,790	3,954
American International Group	109,104	6,821
Ameriprise Financial	82,444	10,494
Assurant	122,808	12,734
Bank of America	1,809,125	43,889
BB&T	41,703	1,894
Berkshire Hathaway, Cl B *	93,247	15,793
Blackstone Group (B)	44,695	1,491
Capital One Financial	113,167	9,350
CIT Group	106,074	5,166
Citigroup	379,987	25,413
CME Group	77,815	9,746
Cullen/Frost Bankers (A)	37,402	3,512
Discover Financial Services	241,586	15,024
Donnelley Financial Solutions *	51,841	1,190
Everest Re Group	57,218	14,567
Factset Research Systems	66,353	11,027
Fifth Third Bancorp	478,279	12,416
Goldman Sachs Group	21,644	4,803
Hartford Financial Services Group	101,910	5,357
Huntington Bancshares	321,477	4,346
Intercontinental Exchange	250,350	16,503
Invesco	126,803	4,462
JPMorgan Chase	518,419	47,383
KeyCorp	816,571	15,303
KKR (B)	266,561	4,958
Lincoln National	182,558	12,337
Marsh & McLennan	102,651	8,003
MetLife	129,408	7,110
Moody’s	272,613	33,172
Morgan Stanley	311,935	13,900
MSCI, Cl A	107,585	11,080
PNC Financial Services Group	46,966	5,865
Popular	128,557	5,362
Principal Financial Group, Cl A	139,391	8,931
Progressive	44,272	1,952
Prudential Financial	112,425	12,158
Regions Financial	507,300	7,427

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reinsurance Group of America, Cl A	61,098	$7,844
S&P Global	16,362	2,389
Santander Consumer USA Holdings *	152,330	1,944
State Street	181,276	16,266
SunTrust Banks	142,000	8,054
Travelers	120,419	15,237
Unum Group	155,168	7,235
US Bancorp	228,766	11,878
Validus Holdings	28,272	1,469
Voya Financial	294,050	10,847
Wells Fargo	427,725	23,700

		558,276

Health Care – 16.2%
Abbott Laboratories	274,129	13,325
AbbVie	92,048	6,674
Aetna, Cl A	56,625	8,597
Akorn *	207,402	6,956
Alexion Pharmaceuticals *	115,876	14,099
Allergan	21,656	5,264
AmerisourceBergen, Cl A	162,560	15,367
Amgen, Cl A	145,948	25,137
Anthem	79,013	14,865
Baxter International	180,158	10,907
Becton Dickinson	281,078	54,841
Biogen *	109,633	29,750
Bioverativ *	47,853	2,879
C.R. Bard	30,808	9,739
Cardinal Health	72,515	5,650
Celgene, Cl A *	245,980	31,946
Centene *	83,877	6,700
Cigna	68,071	11,394
DENTSPLY SIRONA	30,779	1,996
Edwards Lifesciences, Cl A *	20,638	2,440
Gilead Sciences	120,443	8,525
HCA Healthcare *	109,165	9,519
Humana	44,504	10,709
Idexx Laboratories *	72,356	11,680
Intuitive Surgical *	2,806	2,625
Johnson & Johnson	416,232	55,063
McKesson	33,384	5,493
Medtronic	13,161	1,168
Merck	212,285	13,605
Mettler Toledo International *	45,948	27,042
Mylan *	81,948	3,181
Novo Nordisk ADR	152,089	6,523
Pfizer	706,138	23,719
Quest Diagnostics	12,728	1,415
Quintiles Transnational *	70,943	6,349
Regeneron Pharmaceuticals *	7,464	3,666
United Therapeutics *	47,682	6,186
UnitedHealth Group	394,675	73,181

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Varex Imaging *	30,650	$1,036
Varian Medical Systems *	92,288	9,523
Zimmer Biomet Holdings	106,165	13,632
Zoetis, Cl A	63,768	3,978

		576,344

Industrials – 9.3%
3M	149,912	31,210
Acuity Brands (A)	36,829	7,487
AECOM *	38,691	1,251
AerCap Holdings *	175,578	8,152
AGCO	52,600	3,545
Alaska Air Group	108,695	9,756
American Airlines Group	152,350	7,666
Caterpillar, Cl A	47,565	5,111
Crane, Cl A	29,294	2,325
Cummins	24,737	4,013
Deere	31,142	3,849
Delta Air Lines, Cl A	373,873	20,092
Eaton	101,803	7,923
Equifax	63,903	8,782
FedEx	20,626	4,483
General Electric	224,840	6,073
Graco	180,771	19,755
Huntington Ingalls Industries, Cl A	41,706	7,764
Illinois Tool Works	190,252	27,254
Ingersoll-Rand	12,215	1,116
Lockheed Martin	35,370	9,819
LSC Communications	62,471	1,337
ManpowerGroup	22,232	2,482
Masco	65,371	2,498
Middleby *	32,022	3,891
Norfolk Southern	64,160	7,808
Northrop Grumman	63,975	16,423
Oshkosh Truck	98,940	6,815
Owens Corning	28,000	1,874
Raytheon	106,117	17,136
Roper Technologies	15,713	3,638
Southwest Airlines, Cl A	177,834	11,051
SPX *	169,689	4,269
Stanley Black & Decker	22,351	3,145
Terex	66,352	2,488
Trinity Industries	90,264	2,530
United Continental Holdings *	191,798	14,433
United Rentals *	13,833	1,559
United Technologies	81,889	10,000
USG * (A)	79,806	2,316
Waste Management	32,151	2,358
WW Grainger	73,817	13,326

		328,803

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology – 19.1%
Activision Blizzard	181,346	$10,440
Adobe Systems *	137,412	19,436
Advanced Micro Devices *(A)	166,070	2,073
Alibaba Group Holding ADR *(A)	23,808	3,355
Alphabet, Cl A *	27,622	25,680
Alphabet, Cl C *	26,751	24,309
Amdocs	87,071	5,613
Analog Devices	12,739	991
Apple	321,205	46,260
Applied Materials	507,844	20,979
ASML Holding, Cl G	57,233	7,458
Automatic Data Processing	204,523	20,955
Broadcom, Cl A	27,141	6,325
Brocade Communications Systems	225,017	2,837
CA	42,468	1,464
Cars.com *(A)	51,324	1,367
Cisco Systems	488,328	15,285
Citrix Systems *	44,716	3,558
Cognizant Technology Solutions, Cl A	96,335	6,397
Corning, Cl B	234,159	7,036
DST Systems	23,270	1,436
DXC Technology	38,661	2,966
eBay *	461,918	16,130
Electronic Arts *	137,324	14,518
Facebook, Cl A *	209,203	31,585
Finisar *	58,797	1,528
Fiserv, Cl A *	8,059	986
Genpact	71,173	1,981
Global Payments	15,901	1,436
Harris	25,220	2,751
Hewlett Packard Enterprise	324,222	5,379
HP	580,192	10,142
Intel	570,596	19,252
International Business Machines	51,181	7,873
Intuit	156,005	20,719
Jabil Circuit	58,700	1,713
Juniper Networks	66,060	1,842
Keysight Technologies *	148,082	5,765
Lam Research	22,006	3,112
Marvell Technology Group	291,026	4,808
MasterCard, Cl A	372,740	45,269
Microchip Technology (A)	65,610	5,064
Micron Technology *	446,316	13,327
Microsoft	689,293	47,513
Motorola Solutions	24,057	2,087
Nvidia	20,616	2,980
Oracle, Cl B	267,111	13,393
PayPal Holdings *	279,222	14,986
Qualcomm	294,749	16,276
Red Hat *	16,812	1,610
salesforce.com *	15,984	1,384

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seagate Technology (A)	112,151	$4,346
ServiceNow *	18,268	1,936
Skyworks Solutions	150,967	14,485
Symantec, Cl A	184,559	5,214
Tech Data *	22,300	2,252
Telefonaktiebolaget LM Ericsson ADR (A)	905,989	6,496
Tencent Holdings ADR	375,591	13,506
Teradata *	50,205	1,481
Texas Instruments	211,061	16,237
VeriSign *(A)	91,384	8,495
Visa, Cl A	417,202	39,125
Vishay Intertechnology (A)	88,686	1,472
Western Digital	72,366	6,412
Xerox	69,876	2,007
Yelp, Cl A *	51,177	1,536
Zynga, Cl A *	227,798	829

		677,458

Materials – 4.5%
Cabot	99,097	5,295
Celanese, Cl A	28,298	2,687
Cemex ADR *	987,786	9,305
Crown Holdings *	105,232	6,278
Dow Chemical, Cl A	192,015	12,110
Eastman Chemical	109,370	9,186
Ecolab	52,198	6,929
Freeport-McMoRan, Cl B *	65,401	785
Huntsman	312,058	8,064
Ingevity *	14,131	811
International Paper	367,473	20,803
Louisiana-Pacific *	155,746	3,755
LyondellBasell Industries, Cl A	132,110	11,149
Monsanto	39,207	4,641
Nucor	46,516	2,692
Owens-Illinois *	225,590	5,396
Praxair	61,077	8,096
Reliance Steel & Aluminum	36,784	2,678
Sherwin-Williams, Cl A	97,568	34,242
Westlake Chemical	14,664	971
WestRock	84,787	4,804

		160,677

Real Estate – 1.7%
Brandywine Realty Trust ‡	138,389	2,426
CBRE Group, Cl A *	41,173	1,499
Colony NorthStar, Cl A ‡	161,161	2,271
Crown Castle International ‡	198,875	19,923
Equinix ‡	41,936	17,997
Hospitality Properties Trust ‡	97,540	2,843
Host Hotels & Resorts ‡	141,505	2,585
Outfront Media ‡	39,497	913
Public Storage ‡	4,106	856

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SBA Communications, Cl A *‡	53,836	$7,263
Simon Property Group ‡	6,723	1,088

		59,664

Telecommunication Services – 0.6%
AT&T	348,990	13,167
Verizon Communications	119,324	5,329
Zayo Group Holdings *	31,387	970

		19,466

Utilities – 1.7%
Ameren	113,300	6,194
American Electric Power	179,636	12,479
Centerpoint Energy	65,000	1,780
Consolidated Edison	24,376	1,970
Edison International	204,337	15,977
Entergy	36,104	2,772
Exelon	342,133	12,341
Public Service Enterprise Group	158,869	6,833

		60,346

Total Common Stock (Cost $1,925,824) ($ Thousands)		3,354,073

	Number of Rights
RIGHTS* – 0.0%
Safeway CVR - PDC ‡‡	107,954	5
Safeway CVR - Casa Ley ‡‡	107,954	110

Total Rights (Cost $–) ($ Thousands)		115

	Shares
AFFILIATED PARTNERSHIP – 1.2%
SEI Liquidity Fund, L.P.
1.080% **†(C)	44,100,621	44,091

Total Affiliated Partnership (Cost $44,101) ($ Thousands)		44,091

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT – 5.5%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	195,461,533	$195,462

Total Cash Equivalent (Cost $195,462) ($ Thousands)		195,462

Total Investments – 101.2% (Cost $2,165,387) ($ Thousands) @		$3,593,741

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	105	Sep-2017	$(37)
S&P Mid Cap 400 Index E-MINI	7	Sep-2017	(1)

			$(38)

Percentages are based on Net Assets of $3,551,237 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $43,074 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2017, such securities amounted to $6,449 ($ Thousands), or 0.2% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $44,091 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

CVR – Contingent Value Rights

L.P. – Limited Partnership

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $2,165,387 ($ Thousands), and the unrealized appreciation and depreciation were $1,437,307 ($ Thousands) and $(8,953) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,354,073	$–	$–	$3,354,073
Rights	–	115	–	115
Affiliated Partnership	–	44,091	–	44,091
Cash Equivalent	195,462	–	–	195,462

Total Investments in Securities	$3,549,535	$44,206	$–	$3,593,741

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(38)	$—	$—	$(38)

Total Other Financial Instruments	$(38)	$—	$—	$(38)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 111,917	$ 212,913	$ (280,728)	$ (1)	$ (10)	$ 44,091	$ 127
SEI Daily Income Trust, Prime Obligation Fund, CI F	222,382	396,594	(423,514)	–	–	195,462	647

Totals	$ 334,299	$ 609,507	$ (704,242)	$ (1)	$ (10)	$ 239,553	$ 774

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 97.9%
Consumer Discretionary – 12.2%
Advance Auto Parts	2,700	$315
Amazon.com, Cl A *	14,349	13,890
Autonation *	2,426	102
Autozone *	994	567
Bed Bath & Beyond	5,533	168
Best Buy	9,654	553
BorgWarner	7,400	313
CarMax *	6,700	422
Carnival	14,984	982
CBS, Cl B	13,295	848
Charter Communications, Cl A *	7,800	2,627
Chipotle Mexican Grill, Cl A *(A)	1,004	418
Coach	10,119	479
Comcast, Cl A	170,296	6,628
Darden Restaurants	4,418	400
Delphi Automotive	9,700	850
Discovery Communications, Cl A *	5,600	145
Discovery Communications, Cl C *	7,600	192
DISH Network, Cl A *	8,100	508
Dollar General	9,100	656
Dollar Tree *	8,454	591
DR Horton	12,458	431
Expedia	4,355	649
Foot Locker, Cl A	4,700	232
Ford Motor	140,637	1,574
Gap	8,131	179
Garmin (A)	4,205	215
General Motors	49,113	1,716
Genuine Parts	5,336	495
Goodyear Tire & Rubber	9,093	318
H&R Block	7,613	235
Hanesbrands (A)	13,400	310
Harley-Davidson, Cl A	6,508	352
Hasbro	3,996	446
Hilton Worldwide Holdings	7,400	458
Home Depot	43,145	6,618
Interpublic Group	14,201	349
Johnson Controls International	33,809	1,466
Kohl’s	6,456	250
L Brands	8,727	470
Leggett & Platt	4,759	250
Lennar, Cl A	7,216	385
LKQ *	11,300	372
Lowe’s	31,149	2,415
Macy’s	11,264	262
Marriott International, Cl A	11,324	1,136
Mattel	12,531	270
McDonald’s	29,417	4,506
Michael Kors Holdings *	5,900	214
Mohawk Industries *	2,300	556
NetFlix *	15,500	2,316

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Newell Brands, Cl B	17,255	$925
News, Cl A	13,975	191
News, Cl B	4,000	57
Nike, Cl B	47,694	2,814
Nordstrom (A)	4,007	192
Omnicom Group	8,404	697
O’Reilly Automotive *	3,300	722
Priceline Group *	1,763	3,298
PulteGroup	10,599	260
PVH	2,900	332
Ralph Lauren, Cl A	2,005	148
Ross Stores	14,136	816
Royal Caribbean Cruises	6,000	655
Scripps Networks Interactive, Cl A	3,500	239
Signet Jewelers	2,500	158
Staples	23,836	240
Starbucks	52,434	3,057
Target, Cl A	19,928	1,042
Tiffany	3,878	364
Time Warner	27,825	2,794
TJX	23,443	1,692
Tractor Supply	4,800	260
TripAdvisor *	3,955	151
Twenty-First Century Fox, Cl A	37,659	1,067
Twenty-First Century Fox, Cl B	17,400	485
Ulta Beauty *	2,100	603
Under Armour, Cl A *(A)	7,005	152
Under Armour, Cl C *	6,449	130
VF	11,865	683
Viacom, Cl B	12,601	423
Walt Disney	52,353	5,563
Whirlpool	2,705	518
Wyndham Worldwide	3,802	382
Wynn Resorts (A)	2,900	389
Yum! Brands	12,070	890

		93,488

Consumer Staples – 8.8%
Altria Group	69,773	5,196
Archer-Daniels-Midland	20,475	847
Brown-Forman, Cl B	6,492	316
Campbell Soup	6,884	359
Church & Dwight	9,100	472
Clorox	4,642	619
Coca-Cola	139,049	6,236
Colgate-Palmolive	31,695	2,350
Conagra Brands	14,965	535
Constellation Brands, Cl A	6,200	1,201
Costco Wholesale	15,818	2,530
Coty, Cl A	17,314	325
CVS Health	36,952	2,973
Dr Pepper Snapple Group	6,600	601

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder, Cl A	8,000	$768
General Mills	20,786	1,152
Hershey	5,012	538
Hormel Foods	9,908	338
JM Smucker	4,153	491
Kellogg	9,067	630
Kimberly-Clark	12,803	1,653
Kraft Heinz	21,408	1,833
Kroger	33,336	777
McCormick	4,066	396
Molson Coors Brewing, Cl B	6,651	574
Mondelez International, Cl A	54,920	2,372
Monster Beverage *	14,554	723
PepsiCo	51,315	5,926
Philip Morris International	55,987	6,576
Procter & Gamble	92,008	8,019
Reynolds American	29,742	1,934
Sysco, Cl A	17,820	897
Tyson Foods, Cl A	10,403	652
Walgreens Boots Alliance	30,657	2,401
Wal-Mart Stores	53,261	4,031
Whole Foods Market	11,709	493

		67,734

Energy – 5.9%
Anadarko Petroleum, Cl A	20,185	915
Apache	13,600	652
Baker Hughes	15,249	831
Cabot Oil & Gas	16,913	424
Chesapeake Energy *(A)	28,422	141
Chevron	68,123	7,107
Cimarex Energy	3,504	329
Concho Resources *	5,300	644
ConocoPhillips	44,460	1,955
Devon Energy	18,713	598
EOG Resources	20,697	1,874
EQT	6,305	369
ExxonMobil	152,846	12,339
Halliburton	31,242	1,334
Helmerich & Payne (A)	3,805	207
Hess	9,575	420
Kinder Morgan	68,782	1,318
Marathon Oil	30,156	357
Marathon Petroleum	19,064	998
Murphy Oil	6,172	158
National Oilwell Varco, Cl A	13,468	444
Newfield Exploration *	7,400	211
Noble Energy	16,200	459
Occidental Petroleum	27,564	1,650
Oneok (A)	13,709	715
Phillips 66	15,875	1,313
Pioneer Natural Resources	6,104	974

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Range Resources	7,000	$162
Schlumberger, Cl A	50,200	3,305
TechnipFMC *	16,600	452
Tesoro	5,500	515
Transocean *	14,300	118
Valero Energy	16,308	1,100
Williams	29,569	895

		45,283

Financials – 14.3%
Affiliated Managers Group	2,100	348
Aflac	14,417	1,120
Allstate	13,159	1,164
American Express	27,228	2,294
American International Group	31,630	1,978
Ameriprise Financial	5,584	711
Aon	9,429	1,254
Arthur J. Gallagher	6,500	372
Assurant	2,005	208
Bank of America	360,645	8,749
Bank of New York Mellon	37,199	1,898
BB&T	29,106	1,322
Berkshire Hathaway, Cl B *	68,517	11,605
BlackRock	4,361	1,842
Capital One Financial	17,266	1,427
CBOE Holdings	3,400	311
Charles Schwab	43,736	1,879
Chubb	16,734	2,433
Cincinnati Financial	5,383	390
Citigroup	99,651	6,665
Citizens Financial Group	18,200	649
CME Group	12,240	1,533
Comerica	6,392	468
Discover Financial Services	13,830	860
E*Trade Financial *	10,052	382
Everest Re Group	1,500	382
Fifth Third Bancorp	26,811	696
Franklin Resources	12,350	553
Goldman Sachs Group	13,365	2,966
Hartford Financial Services Group	13,386	704
Huntington Bancshares	38,714	523
Intercontinental Exchange	21,505	1,418
Invesco	14,600	514
JPMorgan Chase	128,500	11,745
KeyCorp	38,283	717
Leucadia National	11,913	312
Lincoln National	8,098	547
Loews	9,962	466
M&T Bank	5,525	895
Marsh & McLennan	18,459	1,439
MetLife	39,139	2,150
Moody’s	6,008	731

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morgan Stanley	51,761	$2,306
Nasdaq, Cl A	4,200	300
Navient	10,343	172
Northern Trust	7,709	749
People’s United Financial	12,600	223
PNC Financial Services Group	17,484	2,183
Principal Financial Group, Cl A	9,557	612
Progressive	20,785	916
Prudential Financial	15,466	1,673
Raymond James Financial	4,700	377
Regions Financial	43,063	630
S&P Global	9,321	1,361
State Street	12,891	1,157
SunTrust Banks	17,596	998
Synchrony Financial	27,563	822
T. Rowe Price Group	8,708	646
Torchmark, Cl A	4,039	309
Travelers	10,056	1,272
Unum Group	8,161	381
US Bancorp	57,323	2,976
Wells Fargo	162,015	8,977
Willis Towers Watson	4,621	672
XL Group	9,405	412
Zions Bancorporation	7,160	314

		109,058

Health Care – 13.9%
Abbott Laboratories	62,219	3,024
AbbVie	57,368	4,160
Aetna, Cl A	11,907	1,808
Agilent Technologies	11,515	683
Alexion Pharmaceuticals *	8,100	985
Align Technology *	2,700	405
Allergan	12,053	2,930
AmerisourceBergen, Cl A	5,896	557
Amgen, Cl A	26,529	4,569
Anthem	9,502	1,788
Baxter International	17,435	1,055
Becton Dickinson	8,158	1,592
Biogen *	7,800	2,117
Boston Scientific *	49,112	1,361
Bristol-Myers Squibb	60,192	3,354
C.R. Bard	2,588	818
Cardinal Health	11,359	885
Celgene, Cl A *	28,005	3,637
Centene *	6,200	495
Cerner *	10,500	698
Cigna	9,271	1,552
Cooper, Cl A	1,800	431
DaVita HealthCare Partners *	5,605	363
DENTSPLY SIRONA	8,309	539
Edwards Lifesciences, Cl A *	7,600	899

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly	34,939	$2,875
Envision Healthcare *	4,368	274
Express Scripts Holding *	21,870	1,396
Gilead Sciences	47,066	3,331
HCA Healthcare *	10,405	907
Henry Schein *	2,900	531
Hologic *	10,000	454
Humana	5,401	1,300
Idexx Laboratories *	3,200	517
Illumina *	5,300	920
Incyte *	6,100	768
Intuitive Surgical *	1,320	1,235
Johnson & Johnson	97,554	12,905
Laboratory Corp of America Holdings *	3,663	565
Mallinckrodt *	3,504	157
McKesson	7,669	1,262
Medtronic	49,272	4,373
Merck	98,774	6,330
Mettler Toledo International *	900	530
Mylan *	16,615	645
Patterson (A)	2,900	136
PerkinElmer	4,040	275
Perrigo	5,104	385
Pfizer	215,256	7,230
Quest Diagnostics	4,924	547
Regeneron Pharmaceuticals *	2,700	1,326
Stryker	11,146	1,547
Thermo Fisher Scientific	14,052	2,452
UnitedHealth Group	34,628	6,421
Universal Health Services, Cl B	3,200	391
Varian Medical Systems *	3,405	351
Vertex Pharmaceuticals *	8,900	1,147
Waters *	2,897	533
Zimmer Biomet Holdings	7,260	932
Zoetis, Cl A	17,646	1,101

		106,754

Industrials – 10.1%
3M	21,501	4,476
Acuity Brands	1,600	325
Alaska Air Group	4,400	395
Allegion	3,470	281
American Airlines Group	18,209	916
Ametek	8,300	503
Arconic	15,678	355
Boeing	20,241	4,003
C.H. Robinson Worldwide	5,005	344
Caterpillar, Cl A	21,106	2,268
Cintas	3,112	392
CSX	33,372	1,821
Cummins	5,544	899
Danaher, Cl A	21,896	1,848

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deere	10,506	$1,298
Delta Air Lines, Cl A	26,213	1,409
Dover	5,537	444
Eaton	16,115	1,254
Emerson Electric	23,115	1,378
Equifax	4,330	595
Expeditors International of Washington	6,609	373
Fastenal, Cl A	10,309	449
FedEx	8,805	1,914
Flowserve	4,800	223
Fluor	5,144	235
Fortive	10,748	681
Fortune Brands Home & Security	5,600	365
General Dynamics	10,230	2,027
General Electric	313,809	8,476
Honeywell International	27,351	3,646
IHS Markit *	11,400	502
Illinois Tool Works	11,229	1,609
Ingersoll-Rand	9,304	850
Jacobs Engineering Group	4,404	240
JB Hunt Transport Services	3,100	283
Kansas City Southern	3,900	408
L3 Technologies	2,823	472
Lockheed Martin	9,036	2,508
Masco	11,568	442
Nielsen Holdings	12,000	464
Norfolk Southern	10,430	1,269
Northrop Grumman	6,323	1,623
PACCAR	12,591	832
Parker-Hannifin, Cl A	4,771	763
Pentair	5,966	397
Quanta Services *	5,400	178
Raytheon	10,573	1,707
Republic Services	8,283	528
Robert Half International	4,632	222
Rockwell Automation	4,630	750
Rockwell Collins	5,878	618
Roper Technologies	3,700	857
Snap-on	2,053	324
Southwest Airlines, Cl A	22,062	1,371
Stanley Black & Decker	5,540	780
Stericycle, Cl A *	3,104	237
Textron	9,607	452
TransDigm Group (A)	1,800	484
Union Pacific	29,293	3,190
United Continental Holdings *	10,300	775
United Parcel Service, Cl B	24,824	2,745
United Rentals *	3,100	349
United Technologies	26,976	3,294
Verisk Analytics, Cl A *	5,500	464
Waste Management	14,528	1,066
WW Grainger	1,965	355

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem	6,600	$366

		77,367

Information Technology – 21.8%
Accenture, Cl A	22,404	2,771
Activision Blizzard	24,800	1,428
Adobe Systems *	17,841	2,523
Advanced Micro Devices *(A)	28,200	352
Akamai Technologies *	6,304	314
Alliance Data Systems	2,000	513
Alphabet, Cl A *	10,746	9,990
Alphabet, Cl C *	10,770	9,787
Amphenol, Cl A	11,009	813
Analog Devices	13,071	1,017
Ansys *	3,100	377
Apple	188,082	27,087
Applied Materials	38,850	1,605
Autodesk, Cl A *	7,017	707
Automatic Data Processing	16,159	1,656
Broadcom, Cl A	14,446	3,367
CA	11,140	384
Cisco Systems	180,161	5,639
Citrix Systems *	5,642	449
Cognizant Technology Solutions, Cl A	21,905	1,454
Corning, Cl B	33,208	998
CSRA	5,138	163
DXC Technology	10,230	785
eBay *	36,449	1,273
Electronic Arts *	11,078	1,171
F5 Networks, Cl A *	2,400	305
Facebook, Cl A *	85,309	12,880
Fidelity National Information Services, Cl B	11,765	1,005
Fiserv, Cl A *	7,760	949
Flir Systems	4,800	166
Gartner *	3,300	408
Global Payments	5,500	497
Harris	4,500	491
Hewlett Packard Enterprise	59,591	989
HP	60,591	1,059
Intel	170,063	5,738
International Business Machines	30,833	4,743
Intuit	8,786	1,167
Juniper Networks	13,600	379
KLA-Tencor	5,671	519
Lam Research	5,822	823
MasterCard, Cl A	33,917	4,119
Microchip Technology (A)	8,304	641
Micron Technology *	37,369	1,116
Microsoft	278,489	19,196
Motorola Solutions	5,889	511
NetApp	9,785	392
Nvidia	21,465	3,103

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oracle, Cl B	107,823	$5,406
Paychex	11,569	659
PayPal Holdings *	40,449	2,171
Qorvo *	4,600	291
Qualcomm	53,154	2,935
Red Hat *	6,400	613
salesforce.com *	24,109	2,088
Seagate Technology (A)	10,500	407
Skyworks Solutions	6,604	634
Symantec, Cl A	22,147	626
Synopsys *	5,400	394
TE Connectivity	12,709	1,000
Texas Instruments	35,966	2,767
Total System Services	6,089	355
VeriSign *	3,200	297
Visa, Cl A	66,818	6,266
Western Digital	10,374	919
Western Union	17,034	324
Xerox	7,476	215
Xilinx	8,909	573

		166,759

Materials – 2.8%
Air Products & Chemicals	7,826	1,120
Albemarle	4,000	422
Avery Dennison	3,315	293
Ball	12,472	526
CF Industries Holdings	8,550	239
Dow Chemical, Cl A	40,192	2,535
E.I. Du Pont de Nemours	31,048	2,506
Eastman Chemical	5,220	438
Ecolab	9,434	1,252
FMC	4,800	351
Freeport-McMoRan, Cl B *	47,436	570
International Flavors & Fragrances	2,894	391
International Paper	14,874	842
LyondellBasell Industries, Cl A	11,804	996
Martin Marietta Materials, Cl A	2,300	512
Monsanto	15,757	1,865
Mosaic	12,809	292
Newmont Mining	19,025	616
Nucor	11,395	659
PPG Industries	9,290	1,022
Praxair	10,299	1,365
Sealed Air	7,128	319
Sherwin-Williams, Cl A	2,916	1,023
Vulcan Materials	4,749	602
WestRock	9,084	515

		21,271

Real Estate – 2.9%
Alexandria Real Estate Equities ‡	3,200	385

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Tower, Cl A ‡	15,400	$2,038
Apartment Investment & Management, Cl A ‡	5,839	251
AvalonBay Communities ‡	4,908	943
Boston Properties ‡	5,500	677
CBRE Group, Cl A *	10,909	397
Crown Castle International ‡	13,004	1,303
Digital Realty Trust, Cl A ‡	5,700	644
Equinix ‡	2,756	1,183
Equity Residential ‡	13,144	865
Essex Property Trust ‡	2,400	617
Extra Space Storage ‡	4,600	359
Federal Realty Investment Trust ‡	2,600	329
GGP ‡	20,800	490
HCP ‡	16,700	534
Host Hotels & Resorts ‡	26,374	482
Iron Mountain ‡	8,938	307
Kimco Realty ‡	15,613	286
Macerich ‡	4,504	261
Mid-America Apartment Communities ‡	4,100	432
ProLogis ‡	19,100	1,120
Public Storage ‡	5,433	1,133
Realty Income ‡	9,800	541
Regency Centers ‡	5,399	338
Simon Property Group ‡	11,506	1,861
SL Green Realty ‡	3,700	391
UDR ‡	9,800	382
Ventas ‡	12,732	885
Vornado Realty Trust ‡	6,177	580
Welltower ‡	13,000	973
Weyerhaeuser ‡	27,061	907

		21,894

Telecommunication Services – 2.1%
AT&T	221,759	8,367
CenturyLink (A)	19,470	465
Level 3 Communications *	10,600	629
Verizon Communications	146,696	6,551

		16,012

Utilities – 3.1%
AES	24,390	271
Alliant Energy	8,400	337
Ameren	8,653	473
American Electric Power	17,615	1,224
American Water Works	6,400	499
Centerpoint Energy	15,585	427
CMS Energy	10,101	467
Consolidated Edison	10,933	884
Dominion Resources	22,540	1,727
DTE Energy	6,445	682
Duke Energy	25,116	2,100
Edison International	11,657	912

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entergy	6,464	$496
Eversource Energy	11,335	688
Exelon	33,355	1,203
FirstEnergy	15,823	461
NextEra Energy	16,820	2,357
NiSource	11,892	302
NRG Energy	11,613	200
PG&E	18,229	1,210
Pinnacle West Capital	3,949	336
PPL	24,471	946
Public Service Enterprise Group	18,130	780
SCANA	5,104	342
Sempra Energy	8,970	1,011
Southern	35,535	1,701
WEC Energy Group	11,319	695
Xcel Energy	18,136	832

		23,563

Total Common Stock (Cost $352,361) ($ Thousands)		749,183

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS – 0.1%
U.S. Treasury Bills
1.076%, 12/07/2017 (B)	$280	279
0.687%, 08/03/2017 (B)	527	526

Total U.S. Treasury Obligations (Cost $805) ($ Thousands)		805

	Shares
AFFILIATED PARTNERSHIP – 0.6%
SEI Liquidity Fund, L.P. 1.080% **†(C)	4,530,801	4,530

Total Affiliated Partnership (Cost $4,531) ($ Thousands)		4,530

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	13,616,924	13,617

Total Cash Equivalent (Cost $13,617) ($ Thousands)		13,617

Total Investments – 100.4% (Cost $371,314) ($ Thousands) @		$768,135

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	130	Sep-2017	$(61)

Percentages are based on Net Assets of $764,999 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $ 4,429 ($ Thousands).
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $4,530 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

S&P – Standard & Poor’s

@	At June 30, 2017, the tax basis cost of the Fund’s investments was $371,314 ($ Thousands), and the unrealized appreciation and depreciation were $404,497 ($ Thousands) and $(7,676) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$749,183	$–	$–	$749,183
U.S. Treasury Obligations	–	805	–	805
Affiliated Partnership	–	4,530	–	4,530
Cash Equivalent	13,617	–	–	13,617

Total Investments in Securities	$762,800	$5,335	$–	$768,135

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(61)	$–	$–	$(61)

Total Other Financial Instruments	$(61)	$–	$–	$(61)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 3,172	$ 21,972	$ (20,613)	$–	$ (1)	$ 4,530	$ 11
SEI Daily Income Trust, Government Fund, CI F	15,141	141,016	(142,540)	–	–	13,617	53

Totals	$ 18,313	$ 162,988	$ (163,153)	$–	$ (1)	$ 18,147	$ 64

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 93.2%
Consumer Discretionary – 11.9%
2U *	12,505	$587
Adtalem Global Education (A)	27,140	1,030
Advance Auto Parts	12,165	1,418
AMC Entertainment Holdings, Cl A	105,878	2,409
American Axle & Manufacturing Holdings *	28,258	441
Big Lots (A)	56,227	2,716
Bloomin’ Brands	40,646	863
Boyd Gaming	39,065	969
Buffalo Wild Wings *	9,967	1,263
Capella Education	5,863	502
Century Communities *	33,203	823
Cheesecake Factory	42,060	2,116
Conn’s *(A)	31,744	606
Cooper Tire & Rubber	24,846	897
Cooper-Standard Holdings *	6,299	635
Core-Mark Holding, Cl A	61,405	2,030
CROCS *	51,875	400
Dana	61,894	1,382
Dave & Buster’s Entertainment *	25,922	1,724
Dick’s Sporting Goods	18,313	729
Fossil Group *	16,319	169
Gannett	72,253	630
Gentherm *	18,385	713
Goodyear Tire & Rubber	15,742	550
Grand Canyon Education *	11,649	913
Group 1 Automotive	8,000	507
Hibbett Sports *	22,942	476
Jack in the Box	29,031	2,860
K12 *	26,771	480
LCI Industries	13,173	1,349
Lear	3,854	548
Libbey	80,399	648
LKQ *	74,206	2,445
Lumber Liquidators Holdings *(A)	44,785	1,122
MDC Partners, Cl A	149,944	1,485
Modine Manufacturing *	33,473	554
Monro Muffler	44,922	1,876
NACCO Industries, Cl A	153	11
Nexstar Broadcasting Group, Cl A	12,366	740
Nutrisystem	10,129	527
Office Depot	119,622	675
Ollie’s Bargain Outlet Holdings *	13,997	596
Oxford Industries, Cl A	12,420	776
Party City Holdco *(A)	50,897	797
PetMed Express (A)	17,511	711
Planet Fitness, Cl A	23,223	542
Polaris Industries (A)	11,850	1,093
Pool	17,852	2,099
Red Robin Gourmet Burgers *	31,039	2,025
Sequential Brands Group *(A)	104,870	418
Shoe Carnival	19,079	398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shutterfly *	19,587	$930
Signet Jewelers	7,798	493
Six Flags Entertainment	25,778	1,537
Skechers U.S.A., Cl A *	73,958	2,182
Strayer Education	10,504	979
Tenneco	9,985	577
TopBuild *	10,751	571
Tower International	23,358	524
Tractor Supply	27,616	1,497
Vail Resorts	12,195	2,474
Visteon *	15,475	1,579
Wayfair, Cl A *(A)	8,695	669
Weight Watchers International *(A)	26,685	892
WideOpenWest *	33,293	579
William Lyon Homes, Cl A *	101,623	2,453
Wolverine World Wide	35,286	988

		71,197

Consumer Staples – 2.7%
Andersons	17,988	614
B&G Foods, Cl A	16,443	585
Central Garden & Pet, Cl A *	38,491	1,156
Dean Foods	31,055	528
Fresh Del Monte Produce	17,919	912
Hain Celestial Group *	40,156	1,559
Hostess Brands, Cl A *	232,852	3,749
Landec *	40,217	597
Omega Protein	61,017	1,092
Performance Food Group *	30,671	840
Sanderson Farms	19,699	2,278
Snyder’s-Lance (A)	46,956	1,626
SpartanNash	16,889	439
SUPERVALU *	114,535	377

		16,352

Energy – 2.8%
Ardmore Shipping (A)	71,555	583
Atwood Oceanics, Cl A *	41,944	342
Bill Barrett *	83,827	257
Callon Petroleum *	57,835	614
Carrizo Oil & Gas *	36,360	633
Eclipse Resources *	176,317	504
Extraction Oil & Gas *(A)	27,663	372
Forum Energy Technologies *	40,977	639
Gulfport Energy *	201,768	2,976
Matrix Service *	68,273	638
Oil States International *	25,289	687
Pacific Ethanol *	82,374	515
Patterson-UTI Energy	26,250	530
PBF Energy, Cl A (A)	96,808	2,155
REX American Resources *	5,273	509
Scorpio Tankers	203,416	808

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Energy Services, Cl A *(A)	38,065	$463
Southwestern Energy *	260,091	1,581
StealthGas *	99,434	323
TETRA Technologies *	260,887	728
Westmoreland Coal *	37,937	185
Whiting Petroleum *	111,645	615

		16,657

Financials – 15.3%
American Equity Investment Life Holding	136,567	3,589
Ameris Bancorp	16,567	799
Argo Group International Holdings	35,350	2,142
Aspen Insurance Holdings	15,088	752
Assured Guaranty	36,938	1,542
Axis Capital Holdings	14,697	950
Bancorp *	117,391	890
Bank of the Ozarks	65,565	3,073
BofI Holding *(A)	39,542	938
Capitol Federal Financial	156,481	2,224
Central Pacific Financial	80,752	2,541
Chemical Financial (A)	30,037	1,454
CNO Financial Group	122,376	2,555
Commerce Bancshares	10,060	572
Customers Bancorp *	21,429	606
Employers Holdings	16,467	697
Everest Re Group	10,649	2,711
Federal Agricultural Mortgage, Cl C	13,782	892
Fidelity Southern	1,096	25
First BanCorp Puerto Rico *	101,935	590
First Citizens BancShares, Cl A	4,150	1,547
First Commonwealth Financial	195,069	2,473
First Foundation *	58,584	963
FirstCash	10,097	589
FNB (Pennsylvania)	247,262	3,501
FNFV Group *	35,817	566
Franklin Financial Network *	19,649	811
Fulton Financial	125,686	2,388
Great Western Bancorp	82,008	3,347
Green Dot, Cl A *	60,402	2,327
Hanover Insurance Group, Cl A	8,995	797
Heartland Financial USA	22,911	1,079
HFF, Cl A	17,726	616
HomeStreet *	27,486	761
IBERIABANK	26,101	2,127
Independent Bank Group	15,610	929
International. FCStone *	20,627	779
Investors Bancorp	58,543	782
KCG Holdings, Cl A *	29,847	595
Kemper, Cl A	28,693	1,108
Legg Mason	15,234	581
LendingTree *	3,283	565
LPL Financial Holdings	12,910	548

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maiden Holdings	48,302	$536
Meridian Bancorp	88,391	1,494
MGIC Investment *	63,913	716
Moelis, Cl A	27,992	1,087
National Bank Holdings, Cl A	26,957	893
National Western Life Group, Cl A	1,782	570
Northfield Bancorp	61,928	1,062
OFG Bancorp	238,122	2,381
Old National Bancorp, Cl A	50,460	870
PJT Partners	19,372	779
Popular	63,558	2,651
Preferred Bank	23,711	1,268
ProAssurance	10,285	625
Raymond James Financial	7,195	577
RenaissanceRe Holdings	5,469	760
Selective Insurance Group	46,593	2,332
State Bank Financial	59,302	1,608
Sterling Bancorp	24,672	574
Umpqua Holdings	91,520	1,680
United Fire Group	11,803	520
Validus Holdings	17,862	928
Voya Financial	24,910	919
Waddell & Reed Financial, Cl A (A)	35,313	667
Walker & Dunlop *	18,817	919
Western Alliance Bancorp *	24,240	1,193
Wintrust Financial	62,485	4,776

		91,706

Health Care – 14.0%
Acadia Healthcare, Cl A *(A)	89,189	4,404
Accuray *	127,729	607
Achaogen *(A)	21,527	468
Aerie Pharmaceuticals *	25,700	1,351
Akebia Therapeutics *	34,209	492
Allscripts Healthcare Solutions *	93,209	1,189
AMAG Pharmaceuticals *	108,529	1,997
AMN Healthcare Services *	95,029	3,711
Avadel Pharmaceuticals ADR *	121,775	1,343
Avexis *(A)	7,631	627
AxoGen *	36,049	604
BioMarin Pharmaceuticals *	13,111	1,191
BioTelemetry *	20,407	683
Cambrex *	11,193	669
Capital Senior Living *	141,869	2,158
Cara Therapeutics *(A)	25,466	392
Cardiovascular Systems *	18,411	593
Clovis Oncology *	16,143	1,511
Cutera *	22,441	581
Emergent BioSolutions *	45,496	1,543
Esperion Therapeutics *(A)	13,852	641
Exact Sciences *	20,216	715
Exelixis *	40,505	998

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Global Blood Therapeutics *	14,829	$406
GlycoMimetics *	40,843	456
Halyard Health *	15,099	593
Immunomedics *(A)	81,564	720
Integer Holdings *	13,897	601
Integra LifeSciences Holdings *	56,164	3,061
Intercept Pharmaceuticals *	4,731	573
Intersect ENT *	22,200	620
Keryx Biopharmaceuticals *(A)	98,043	709
Kite Pharma *(A)	6,321	655
Lannett *(A)	127,570	2,602
LHC Group *	17,851	1,212
Ligand Pharmaceuticals *(A)	52,286	6,348
Loxo Oncology *	9,224	740
Mallinckrodt *	14,745	661
Medidata Solutions *	8,086	632
Merit Medical Systems *	16,591	633
Molina Healthcare *	24,159	1,671
Myriad Genetics *(A)	25,319	654
Nektar Therapeutics, Cl A *	127,147	2,486
NeoGenomics *	118,833	1,065
NuVasive *	7,273	559
Omeros *(A)	21,315	424
Omnicell *	14,633	631
OraSure Technologies *	37,870	654
Owens & Minor	15,843	510
Pacira Pharmaceuticals *	17,921	855
Paratek Pharmaceuticals *	23,516	567
PDL BioPharma	181,096	447
Penumbra *	6,236	547
Portola Pharmaceuticals, Cl A *	9,797	550
PRA Health Sciences *	30,310	2,274
Prestige Brands Holdings, Cl A *	81,450	4,301
Progenics Pharmaceuticals *	61,467	417
REGENXBIO *	25,346	501
Supernus Pharmaceuticals *	89,710	3,866
Tactile Systems Technology *(A)	20,653	590
Teladoc *	20,636	716
Teleflex	14,115	2,933
TG Therapeutics *(A)	41,339	415
Tivity Health *	16,591	661
Trinity Biotech ADR *	130,160	781
Triple-S Management, Cl B *	30,403	514
United Therapeutics *	4,518	586
VCA *	31,638	2,920
WellCare Health Plans *	6,610	1,187

		83,972

Industrials – 15.3%
ACCO Brands *	70,011	816
Advisory Board *	27,548	1,419
Alaska Air Group	6,542	587

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Altra Industrial Motion	16,026	$638
American Woodmark *	6,080	581
Apogee Enterprises (A)	60,123	3,417
ARC Document Solutions *	136,300	567
ArcBest	30,654	631
Astec Industries	9,372	520
Atlas Air Worldwide Holdings *	41,745	2,177
Babcock & Wilcox Enterprises *	56,930	670
Barnes Group	25,546	1,495
BMC Stock Holdings *	67,821	1,482
Brink’s	18,612	1,247
BWX Technologies, Cl W	51,997	2,535
Celadon Group (A)	78,429	247
Covanta Holding (A)	22,931	303
Crane, Cl A	36,268	2,879
Curtiss-Wright	26,938	2,472
Deluxe (A)	45,532	3,152
DXP Enterprises *	14,388	496
EMCOR Group	18,120	1,185
Ennis	29,919	571
EnPro Industries	7,878	562
Esterline Technologies *	26,161	2,480
FreightCar America, Cl A	43,724	760
Global Brass & Copper Holdings	29,074	888
Granite Construction	34,363	1,658
Great Lakes Dredge & Dock *	329,415	1,416
Greenbrier (A)	18,088	837
Huntington Ingalls Industries, Cl A	3,200	596
Huron Consulting Group *	25,104	1,085
Hyster-Yale Materials Handling	7,639	537
ICF International, Cl A *	15,292	720
InnerWorkings *	51,724	600
ITT	24,510	985
JetBlue Airways *	48,138	1,099
John Bean Technologies, Cl A	6,103	598
Kadant	11,415	858
KBR	36,439	555
Kelly Services, Cl A	23,002	516
KeyW Holding, Cl A *(A)	65,316	611
Kratos Defense & Security Solutions *	59,414	705
LB Foster, Cl A	87,136	1,869
LSC Communications	25,175	539
Masonite International *	55,434	4,185
MasTec *	71,088	3,210
Mercury Systems *	14,067	592
MRC Global *	34,381	568
MSA Safety	7,550	613
On Assignment *	82,168	4,449
Orion Group Holdings *	68,970	515
Oshkosh Truck	8,457	583
Owens Corning	8,760	586
Rush Enterprises, Cl A *	26,555	987

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saia *	19,667	$1,009
Skywest	18,139	637
Spirit Airlines *	10,058	520
Supreme Industries, Cl A	30,057	494
Swift Transportation, Cl A *(A)	38,501	1,020
Team *	27,086	635
Tetra Tech	86,652	3,964
Titan Machinery *	34,681	624
TransDigm Group (A)	7,724	2,077
Triton International	19,687	658
Triumph Group (A)	25,600	809
TrueBlue *	20,398	541
Tutor Perini *	37,836	1,088
Univar *	17,750	518
Vectrus *	25,498	824
Viad	12,751	603
Wabash National (A)	28,184	619
WageWorks *	50,925	3,422
XPO Logistics *	72,266	4,671

		91,582

Information Technology – 20.6%
Acacia Communications *(A)	9,936	412
ACI Worldwide *	61,025	1,365
Acxiom *	127,908	3,323
Advanced Energy Industries *	7,064	457
Aerohive Networks *	105,155	526
Alarm.com Holdings *	16,911	636
Amkor Technology *	65,854	643
Anixter International *	7,258	568
Applied Optoelectronics *(A)	7,717	477
Arrow Electronics, Cl A *	6,986	548
Axcelis Technologies *	28,173	590
AXT *	82,222	522
Bazaarvoice *	97,252	481
Benchmark Electronics *	16,609	536
Black Box	57,084	488
Blackhawk Network Holdings, Cl A *(A)	103,924	4,531
Blucora *	40,812	865
Bottomline Technologies *(A)	39,737	1,021
Brooks Automation	25,625	556
Cabot Microelectronics	12,334	911
CalAmp *	198,155	4,029
Callidus Software *	151,597	3,669
Carbonite *	23,596	514
Cavium *	49,266	3,061
CEVA, Cl A *	13,035	592
Cimpress *(A)	17,638	1,667
Cirrus Logic *	8,560	537
Convergys	23,018	547
Cornerstone OnDemand *	64,673	2,312
CoStar Group *	2,906	766

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Criteo ADR *(A)	71,691	$3,516
Cypress Semiconductor (A)	108,863	1,486
Diebold	25,399	711
Echo Global Logistics *(A)	30,739	612
Electronics For Imaging *	49,100	2,326
EPAM Systems *	6,915	581
Everbridge *	24,515	597
Extreme Networks *	65,065	600
Finisar *	107,442	2,791
FireEye *(A)	210,934	3,208
Five9 *	103,394	2,225
Gartner *	6,949	858
GrubHub *	12,364	539
GTT Communications *	18,599	589
Ichor Holdings *	22,611	456
II-VI *	28,150	966
Impinj *(A)	10,059	489
Insight Enterprises *	19,060	762
Instructure *	22,561	666
Integrated Device Technology *	123,407	3,183
IPG Photonics *	3,892	565
Itron *	11,459	776
j2 Global	23,016	1,958
Littelfuse	9,673	1,596
LivePerson *	56,096	617
Lumentum Holdings *	9,028	515
MAXIMUS	78,694	4,929
MaxLinear, Cl A *	38,268	1,067
Mellanox Technologies *(A)	27,743	1,201
Methode Electronics	15,950	657
MINDBODY, Cl A *(A)	22,247	605
MKS Instruments	23,283	1,567
Nanometrics *	25,685	650
NETGEAR *	12,783	551
NeuStar, Cl A *	27,230	908
New Relic *	12,836	552
Novanta *	15,953	574
Nuance Communications *	39,431	687
ON Semiconductor *	230,872	3,241
PDF Solutions *	95,479	1,571
Pegasystems	9,705	566
Proofpoint *(A)	26,016	2,259
PROS Holdings *	18,649	511
Q2 Holdings *	14,528	537
QAD, Cl A	17,951	575
RingCentral, Cl A *	16,798	614
Rudolph Technologies *	13,643	312
Sanmina *	70,467	2,685
Scansource *	18,833	759
Science Applications International	9,118	633
Semtech *	15,231	545
Shutterstock *	20,055	884

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stamps.com *(A)	25,721	$3,984
STMicroelectronics, Cl Y (A)	180,147	2,591
SuperCom *	79,000	252
Sykes Enterprises *	19,228	645
Synaptics *(A)	14,386	744
SYNNEX	7,471	896
Tech Data *	26,711	2,698
Trade Desk, Cl A *	10,248	514
TrueCar *(A)	186,704	3,721
Ultra Clean Holdings *	45,757	858
Universal Display	4,568	499
Varonis Systems *	15,826	589
Veeco Instruments *	17,003	474
VeriFone Holdings *	130,718	2,366
Viavi Solutions *	57,606	607
Web.com Group *	24,092	610
WNS Holdings ADR *	27,049	929
Zebra Technologies, Cl A *	6,200	623

		123,578

Materials – 3.4%
Allegheny Technologies (A)	35,100	597
Avery Dennison	6,631	586
Boise Cascade *	19,841	603
Cabot	12,564	671
Commercial Metals, Cl A	60,120	1,168
Ferro *	31,309	573
Ferroglobe	88,773	1,061
Ferroglobe Representation *	56,257	–
FutureFuel	3,082	46
Ingevity *	12,914	741
Innophos Holdings	12,621	553
KMG Chemicals	10,284	500
Kraton *	22,232	766
LSB Industries *(A)	137,427	1,420
Minerals Technologies	10,499	769
Owens-Illinois *	28,481	681
Rayonier Advanced Materials	46,981	739
Real Industry *	90,975	264
Reliance Steel & Aluminum	9,744	709
Schulman A	19,536	625
Silgan Holdings	31,492	1,001
Steel Dynamics	15,472	554
Stepan	1,464	128
SunCoke Energy *	44,914	490
United States Steel	85,503	1,893
US Concrete *(A)	39,292	3,086

		20,224

Real Estate – 4.1%
Agree Realty ‡	12,876	591
Alexander’s ‡	1,310	552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Armada Hoffler Properties ‡	47,903	$620
Brandywine Realty Trust ‡	56,167	985
Camden Property Trust ‡	9,727	832
CBL & Associates Properties ‡(A)	67,379	568
Cedar Realty Trust ‡	115,856	562
Chesapeake Lodging Trust ‡	80,627	1,973
Colony Starwood Homes ‡	34,894	1,197
DiamondRock Hospitality ‡	100,332	1,099
EPR Properties, Cl A ‡	8,532	613
Equity Commonwealth *‡	85,319	2,696
Four Corners Property Trust ‡	21,960	551
GEO Group ‡	17,316	512
Gramercy Property Trust	42,835	1,273
Hersha Hospitality Trust, Cl A ‡	28,539	528
Kennedy-Wilson Holdings	43,479	828
LaSalle Hotel Properties ‡	19,111	569
Life Storage ‡	9,084	673
Medical Properties Trust ‡	167,047	2,150
Outfront Media ‡	24,088	557
RLJ Lodging Trust ‡	54,594	1,085
STAG Industrial ‡	40,529	1,119
Two Harbors Investment ‡	117,438	1,164
UMH Properties ‡	38,080	649
Washington Prime Group ‡	55,419	464

		24,410

Telecommunication Services – 0.2%
Boingo Wireless *	34,869	522
IDT, Cl B	34,545	496
Windstream Holdings (A)	55,749	216

		1,234

Utilities – 2.9%
ALLETE	46,399	3,326
Cadiz *(A)	46,300	625
El Paso Electric, Cl A	10,749	556
Idacorp, Cl A	24,107	2,057
NorthWestern	12,860	785
ONE Gas	9,953	695
PNM Resources	41,802	1,599
Portland General Electric	39,233	1,792
Southwest Gas Holdings	28,148	2,056
Spire	29,777	2,077
UGI	30,815	1,492

		17,060

Total Common Stock (Cost $493,974) ($ Thousands)		557,972

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS* – 0.0%
Allos Therapeutics ‡‡	45,500	$–
Total Rights (Cost $–) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP – 10.6%

SEI Liquidity Fund, L.P. 1.080% **†(B)	63,645,352	63,630

Total Affiliated Partnership (Cost $63,645) ($ Thousands)		63,630

CASH EQUIVALENT – 6.5%

SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	39,098,864	39,099

Total Cash Equivalent (Cost $39,099) ($ Thousands)		39,099
Total Investments – 110.3% (Cost $596,718) ($ Thousands) @		$660,701

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	211	Sep-2017	$8

Percentages are based on Net Assets of $598,816 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $62,151 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $63,630 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $596,718 ($ Thousands), and the unrealized appreciation and depreciation were $87,464 ($ Thousands) and $(23,481) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$557,972	$–	$–	$557,972
Rights	–	–	–	–
Affiliated Partnership	–	63,630	–	63,630
Cash Equivalent	39,099	–	–	39,099

Total Investments in Securities	$597,071	$63,630	$–	$660,701

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$8	$–	$–	$8

Total Other Financial Instruments	$8	$–	$–	$8

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Depreciation	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 52,352	$ 135,096	$ (123,803)	$ (15)	$ 63,630	$ 591
SEI Daily Income Trust, Government Fund, CI F	35,775	162,161	(158,837)	–	39,099	111

Totals	$ 88,127	$ 297,257	$ (282,640)	$ (15)	$ 102,729	$ 702

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 94.0%
Consumer Discretionary – 8.9%
Aaron’s	26,390	$1,027
Adtalem Global Education	18,689	709
American Axle & Manufacturing Holdings *	25,254	394
American Outdoor Brands *(A)	18,394	408
American Public Education *	15,575	368
Beazer Homes USA, Cl A *	24,155	331
Big 5 Sporting Goods	24,367	318
Big Lots (A)	44,404	2,145
Bloomin’ Brands	47,711	1,013
Boyd Gaming	35,491	880
Brinker International	10,154	387
Capella Education	3,910	335
Century Communities *	36,362	902
Children’s Place	3,303	337
Cooper Tire & Rubber (A)	16,692	603
Cooper-Standard Holdings *	12,396	1,250
CSS Industries	19,629	513
Dana	115,149	2,571
Deckers Outdoor *	3,731	255
Dick’s Sporting Goods	16,255	647
Express *	47,705	322
Finish Line, Cl A	21,700	307
Gentherm *	17,492	679
Goodyear Tire & Rubber	10,433	365
Group 1 Automotive	6,422	407
Haverty Furniture	23,891	600
Jack in the Box	3,471	342
K12 *	18,120	325
Lear	2,522	358
Libbey	61,102	492
Lithia Motors, Cl A	13,124	1,237
Lumber Liquidators Holdings *(A)	19,790	496
MDC Partners, Cl A	56,323	558
Modine Manufacturing *	28,696	475
Murphy USA *(A)	6,462	479
Nexstar Broadcasting Group, Cl A	13,532	809
Office Depot	235,475	1,328
Party City Holdco *(A)	39,118	612
Rent-A-Center (A)	28,363	332
Sequential Brands Group *(A)	89,081	355
Shoe Carnival	13,927	291
Signet Jewelers (A)	8,030	508
Six Flags Entertainment	27,891	1,663
Skechers U.S.A., Cl A *	63,416	1,871
Sonic Automotive, Cl A	14,700	286
Stoneridge *	23,900	368
Tower International	15,821	355
Vera Bradley *	21,900	214
Visteon *	4,677	477
Wendy’s	73,744	1,144
WideOpenWest *	21,623	376

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wolverine World Wide	25,476	$714

		34,538

Consumer Staples – 3.6%
Andersons	9,893	338
B&G Foods, Cl A (A)	12,680	451
Central Garden & Pet, Cl A *	43,936	1,319
Fresh Del Monte Produce	22,165	1,128
HRG Group *	45,585	807
Ingles Markets, Cl A	9,983	333
Lamb Weston Holdings	22,055	971
Landec *	29,720	441
Omega Protein	51,369	920
Performance Food Group *	24,737	678
Pilgrim’s Pride *	14,971	328
Pinnacle Foods	30,694	1,823
Sanderson Farms (A)	20,697	2,394
SpartanNash	32,003	831
SUPERVALU *	118,570	390
Universal	12,549	812

		13,964

Energy – 4.5%
Ardmore Shipping (A)	50,480	411
Atwood Oceanics, Cl A *	43,440	354
Callon Petroleum *	153,848	1,632
Forum Energy Technologies *	34,847	544
Gulfport Energy *	140,834	2,077
Matrix Service *	55,968	523
McDermott International *	66,633	478
Oil States International *(A)	22,383	608
Pacific Ethanol *	75,746	473
Parsley Energy, Cl A *	56,415	1,566
Patterson-UTI Energy	25,591	517
PBF Energy, Cl A (A)	108,433	2,414
Renewable Energy Group *	36,223	469
REX American Resources *	3,959	382
RSP Permian *	25,649	828
Scorpio Tankers	114,784	456
Smart Sand *	25,743	229
Southwestern Energy *	214,215	1,302
StealthGas *	108,300	352
Tesoro	5,412	507
TETRA Technologies *	167,183	467
Westmoreland Coal *	40,519	197
Whiting Petroleum *	97,890	539

		17,325

Financials – 27.2%
1st Source	8,992	431
AG Mortgage Investment Trust ‡	20,461	374
American Equity Investment Life Holding	114,229	3,002

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ameris Bancorp	16,637	$802
Argo Group International Holdings	31,177	1,889
Aspen Insurance Holdings	33,947	1,692
Assured Guaranty	21,835	911
Axis Capital Holdings	9,760	631
Banc of California	16,595	357
BancFirst	6,270	606
Banco Latinoamericano de Comercio Exterior, Cl E	20,311	556
Bancorp *	105,300	798
Berkshire Hills Bancorp	16,845	592
BGC Partners, Cl A	172,378	2,179
BlackRock Capital Investment	51,618	387
Camden National	19,831	851
Capitol Federal Financial	98,746	1,403
Central Pacific Financial	69,715	2,194
Chemical Financial	16,193	784
CNO Financial Group	137,691	2,875
Columbia Banking System	70,409	2,806
Community Trust Bancorp	18,404	805
Customers Bancorp *	12,148	344
Everest Re Group	6,624	1,686
Federal Agricultural Mortgage, Cl C	19,362	1,253
Fidelity Southern	38,251	874
First BanCorp Puerto Rico *	88,371	512
First Busey	17,533	514
First Commonwealth Financial	234,325	2,971
First Community Bancshares	17,875	489
First Foundation *	29,563	486
First Interstate BancSystem, Cl A	23,250	865
First Merchants	13,094	526
FirstCash	30,579	1,783
Flagstar Bancorp *	25,576	788
Flushing Financial	48,597	1,370
FNB (Pennsylvania)	197,623	2,798
FNFV Group *	25,893	409
Fulton Financial	131,193	2,493
Great Western Bancorp	64,487	2,632
Green Dot, Cl A *	63,841	2,460
Hancock Holding, Cl A	7,691	377
Hanmi Financial	29,125	829
Hanover Insurance Group, Cl A	15,725	1,394
HCI Group (A)	8,099	380
Heartland Financial USA	11,322	533
Hercules Capital, Cl A	37,894	502
IBERIABANK	35,576	2,899
Independent Bank Group	9,098	541
International. FCStone *	14,932	564
Investors Bancorp	27,443	367
KCG Holdings, Cl A *	18,522	369
Kemper, Cl A	11,169	431
Legg Mason	32,462	1,239

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maiden Holdings	59,645	$662
MainSource Financial Group	13,132	440
MB Financial	64,631	2,846
Meridian Bancorp	42,606	720
MFA Financial ‡	46,765	392
MGIC Investment *	150,981	1,691
National Bank Holdings, Cl A	11,617	385
National Western Life Group, Cl A	1,198	383
Nationstar Mortgage Holdings *	20,779	372
Nelnet, Cl A	14,958	703
Northfield Bancorp	20,661	354
OFG Bancorp	224,695	2,247
Old National Bancorp, Cl A	134,632	2,322
PacWest Bancorp	66,557	3,108
PennantPark Investment	48,015	355
PennyMac Financial Services, Cl A *	21,954	367
PennyMac Mortgage Investment Trust ‡	20,913	382
Piper Jaffray	5,949	357
Popular	59,895	2,498
Preferred Bank	8,522	456
Primerica	7,400	561
ProAssurance	6,156	374
Radian Group	80,399	1,315
Regional Management *	17,580	415
Republic Bancorp, Cl A	16,500	589
Selective Insurance Group	34,897	1,747
SLM *	150,583	1,732
South State	24,795	2,125
Starwood Property Trust ‡	133,544	2,990
State Bank Financial	23,470	636
TCF Financial	42,624	679
Umpqua Holdings	60,018	1,102
Union Bankshares	18,400	624
Universal Insurance Holdings	14,618	368
Validus Holdings	37,541	1,951
Voya Financial	18,095	668
Waddell & Reed Financial, Cl A (A)	20,862	394
Walker & Dunlop *	7,521	367
Western Alliance Bancorp *	19,434	956
Wintrust Financial	13,852	1,059
World Acceptance *(A)	6,524	489

		104,784

Health Care – 4.8%
Acadia Healthcare, Cl A *(A)	18,393	908
Accuray *	89,986	427
Akorn *	17,521	588
Allscripts Healthcare Solutions *	68,228	871
AMN Healthcare Services *(A)	12,731	497
Chemed	2,801	573
Community Health Systems *	38,259	381
Exactech *	12,600	375

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis *	16,682	$411
Integer Holdings *	14,803	640
Lannett *(A)	116,748	2,382
LHC Group *	6,240	424
Ligand Pharmaceuticals *(A)	29,533	3,585
Magellan Health *	5,464	398
Molina Healthcare *	15,659	1,083
Omnicell *	17,910	772
PDL BioPharma	112,744	278
PRA Health Sciences *	12,435	933
Prestige Brands Holdings, Cl A *	12,668	669
Trinity Biotech ADR *	87,116	523
Triple-S Management, Cl B *	23,461	397
United Therapeutics *	3,013	391
WellCare Health Plans *	4,887	878

		18,384

Industrials – 14.9%
AAR	15,193	528
ACCO Brands *	149,888	1,746
Advisory Board *	28,330	1,459
Aircastle	16,047	349
Alaska Air Group	9,445	848
American Woodmark *	9,220	881
ARC Document Solutions *	96,637	402
ArcBest	23,276	480
Atlas Air Worldwide Holdings *	39,063	2,037
Babcock & Wilcox Enterprises *	36,184	426
Barnes Group	23,758	1,391
BMC Stock Holdings *	47,974	1,048
Briggs & Stratton	22,090	532
Brink’s	7,301	489
BWX Technologies, Cl W	45,266	2,207
Celadon Group (A)	56,487	178
Crane, Cl A	27,321	2,169
Curtiss-Wright	19,889	1,825
Deluxe (A)	5,619	389
EMCOR Group	7,742	506
EnerSys	5,482	397
Ennis	47,665	910
Essendant	21,171	314
Esterline Technologies *	12,829	1,216
FreightCar America, Cl A	29,685	516
Genesee & Wyoming, Cl A *	38,608	2,640
Global Brass & Copper Holdings	21,387	653
Great Lakes Dredge & Dock *	189,478	815
Greenbrier (A)	7,858	363
Hawaiian Holdings *	15,240	716
Herman Miller	11,532	351
Huntington Ingalls Industries, Cl A	1,939	361
Hyster-Yale Materials Handling	7,040	495
ICF International, Cl A *	8,817	415

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
InnerWorkings *	47,890	$556
ITT	43,799	1,760
JetBlue Airways *	56,861	1,298
Kaman, Cl A (A)	31,682	1,580
KAR Auction Services	60,201	2,527
KBR	29,492	449
Kelly Services, Cl A	15,409	346
Keyw Holding, Cl A *(A)	56,702	530
LB Foster, Cl A	33,263	714
LSC Communications	21,683	464
MasTec *	13,722	620
Meritor *	77,828	1,293
MRC Global *	36,844	609
MSA Safety	8,473	688
MYR Group *	14,297	444
Navigant Consulting *	16,493	326
On Assignment *	7,775	421
Orion Group Holdings *	37,085	277
Oshkosh Truck	7,478	515
Owens Corning	5,868	393
Roadrunner Transportation Systems *	41,310	300
RPX *	27,194	379
RR Donnelley & Sons	6,328	79
Rush Enterprises, Cl A *	9,844	366
Saia *	7,183	369
Skywest	22,146	777
Steelcase, Cl A	21,954	307
Supreme Industries, Cl A	19,279	317
Teledyne Technologies *	16,987	2,168
Timken	7,698	356
Triumph Group	37,606	1,188
TrueBlue *	22,715	602
Tutor Perini *(A)	32,117	923
Univar *	19,180	560
Vectrus *	20,021	647
Viad	8,344	394
VSE	7,000	315
Wabash National (A)	57,473	1,263
YRC Worldwide *	34,393	382

		57,554

Information Technology – 11.7%
Acacia Communications *(A)	6,218	258
ACI Worldwide *	68,928	1,542
Advanced Energy Industries *	4,699	304
Aerohive Networks *	78,884	394
Amkor Technology *	108,249	1,058
Anixter International *	9,538	746
Bazaarvoice *	74,089	367
Benchmark Electronics *	72,578	2,344
Black Box	37,045	317
Blackhawk Network Holdings, Cl A *	16,174	705

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blucora *	17,934	$380
Bottomline Technologies *	32,107	825
Convergys	40,331	959
CSG Systems International	17,538	712
Cypress Semiconductor	51,599	704
Diebold	25,051	701
EPAM Systems *	8,165	687
ePlus *	10,278	762
Finisar *	15,511	403
IAC *	32,312	3,336
II-VI *	22,832	783
Insight Enterprises *	39,588	1,583
Integrated Device Technology *	50,007	1,290
Itron *	10,351	701
j2 Global	16,518	1,405
Jabil Circuit	24,741	722
Kulicke & Soffa Industries *	21,030	400
Littelfuse	3,340	551
Marvell Technology Group	23,080	381
Match Group *(A)	40,295	700
MaxLinear, Cl A *	17,313	483
Mellanox Technologies *(A)	22,192	961
MKS Instruments	11,570	779
MoneyGram International *	21,061	363
NETGEAR *	11,567	498
NeuStar, Cl A *	15,747	525
Photronics *	54,115	509
QAD, Cl A	21,850	700
Rudolph Technologies *	15,004	343
Sanmina *	84,215	3,209
Scansource *	25,638	1,033
Silicon Motion Technology ADR	28,611	1,380
SuperCom *(A)	86,200	275
Sykes Enterprises *	39,969	1,340
Synaptics *	11,751	608
SYNNEX	11,478	1,377
Tech Data *	23,227	2,346
VeriFone Holdings *	92,272	1,670
Zebra Technologies, Cl A *	5,897	593

		45,012

Materials – 5.8%
Allegheny Technologies (A)	24,498	417
Ashland Global Holdings	11,277	743
Avery Dennison	5,529	489
Cabot	24,268	1,297
Clearwater Paper *	7,343	343
Cliffs Natural Resources *	41,302	286
Commercial Metals, Cl A	45,076	876
Ferroglobe	44,386	530
FMC	32,316	2,361
Huntsman	28,225	729

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingevity *	10,213	$586
Innophos Holdings	8,414	369
Kraton *	15,862	546
LSB Industries *(A)	114,781	1,186
Materion	10,377	388
Minerals Technologies	7,698	563
Owens-Illinois *	54,795	1,311
PH Glatfelter	14,800	289
Reliance Steel & Aluminum	4,695	342
Schulman A	14,981	479
Schweitzer-Mauduit International	8,788	327
Silgan Holdings	100,281	3,187
Steel Dynamics	15,765	565
Trinseo	6,684	459
United States Steel	71,491	1,583
Valvoline	91,453	2,169

		22,420

Real Estate – 8.4%
Brandywine Realty Trust ‡	71,203	1,248
Camden Property Trust ‡	4,498	385
Care Capital Properties ‡	13,065	349
CBL & Associates Properties ‡(A)	47,417	400
Cedar Realty Trust ‡	99,087	481
Chatham Lodging Trust ‡(A)	24,600	494
Colony Starwood Homes ‡	71,875	2,466
DiamondRock Hospitality ‡(A)	70,667	774
EPR Properties, Cl A ‡	17,646	1,268
Equity Commonwealth *‡	49,348	1,559
Franklin Street Properties ‡	48,401	536
Gaming and Leisure Properties ‡	60,524	2,280
Getty Realty ‡	44,755	1,123
Gramercy Property Trust ‡(A)	11,946	355
Hersha Hospitality Trust, Cl A ‡(A)	46,945	869
Hospitality Properties Trust ‡	19,215	560
Howard Hughes *	20,585	2,529
Kennedy-Wilson Holdings	26,610	507
Lexington Realty Trust	57,000	565
Life Storage ‡	7,138	529
MedEquities Realty Trust	36,345	459
Medical Properties Trust ‡(A)	174,357	2,244
New York ‡	249,419	2,155
Piedmont Office Realty Trust, Cl A ‡(A)	41,692	879
RLJ Lodging Trust ‡	25,041	498
Sabra Health Care ‡	14,790	356
Select Income ‡	68,372	1,643
Senior Housing Properties Trust ‡	38,253	782
STAG Industrial ‡	27,599	762
Summit Hotel Properties ‡	108,930	2,031
Two Harbors Investment ‡	44,522	441

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xenia Hotels & Resorts ‡	53,962	$1,045

		32,572

Telecommunication Services – 0.4%
Cincinnati Bell *	22,058	431
IDT, Cl B	22,394	322
Iridium Communications *(A)	61,697	682

		1,435

Utilities – 3.8%
ALLETE	35,156	2,520
Cadiz *(A)	23,362	315
Idacorp, Cl A	16,001	1,366
ONE Gas	9,314	650
PNM Resources	51,849	1,983
Portland General Electric	47,923	2,190
SJW	9,485	466
Southwest Gas Holdings	21,312	1,557
Spark Energy, Cl A (A)	18,814	354
Spire	19,508	1,361
UGI	16,506	799
Unitil	19,208	928

		14,489

Total Common Stock (Cost $306,983) ($ Thousands)		362,477

AFFILIATED PARTNERSHIP – 8.9%
SEI Liquidity Fund, L.P. 1.080% **†(B)	34,072,820	34,066

Total Affiliated Partnership (Cost $34,073) ($ Thousands)		34,066

CASH EQUIVALENT – 5.9%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	22,908,152	22,908

Total Cash Equivalent (Cost $22,908) ($ Thousands)		22,908

Total Investments – 108.8% (Cost $363,964) ($ Thousands) @		$419,451

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	97	Sep-2017	$56

Percentages are based on Net Assets of $385,612 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $33,304 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $34,066 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $363,964 ($ Thousands), and the unrealized appreciation and depreciation were $70,515 ($ Thousands) and $(15,028) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,477	$–	$–	$362,477
Affiliated Partnership	–	34,066	–	34,066
Cash Equivalent	22,908	–	–	22,908

Total Investments in Securities	$385,385	$34,066	$–	$419,451

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$56	$–	$–	$56

Total Other Financial Instruments	$56	$–	$–	$56

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 104,013	$ 142,984	$ (212,924)	$ (1)	$ (6)	$ 34,066	$ 444
SEI Daily Income Trust, Government Fund, CI F	17,700	105,260	(100,052)	–	–	22,908	59

Totals	$ 121,713	$ 248,244	$ (312,976)	$ (1)	$ (6)	$ 56,974	$ 503

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 96.6%
Consumer Discretionary – 12.4%
AMC Entertainment Holdings, Cl A	74,301	$1,690
American Axle & Manufacturing Holdings *	20,522	320
American Outdoor Brands *	14,829	329
Big Lots	8,517	411
Boot Barn Holdings *(A)	38,620	274
Bright Horizons Family Solutions *	40,488	3,126
Buffalo Wild Wings *	2,619	332
Carter’s	15,034	1,337
Children’s Place	10,625	1,085
Conn’s *(A)	19,318	369
Cooper-Standard Holdings *	3,036	306
Core-Mark Holding, Cl A	42,202	1,395
Dave & Buster’s Entertainment *	40,472	2,692
Emerald Expositions Events	14,227	312
Five Below *	18,191	898
Grand Canyon Education *	29,399	2,305
Hibbett Sports *(A)	22,262	462
IMAX *(A)	15,051	331
Jack in the Box	16,139	1,590
Lithia Motors, Cl A	6,157	580
Lumber Liquidators Holdings *(A)	10,628	266
Malibu Boats, Cl A *	41,393	1,071
Modine Manufacturing *	19,112	316
Monro Muffler	39,052	1,630
National CineMedia	119,910	890
Nutrisystem	12,192	635
Ollie’s Bargain Outlet Holdings *	65,336	2,783
PetMed Express	9,575	389
Planet Fitness, Cl A	121,933	2,846
Playa Hotels & Resorts *	54,381	650
Red Robin Gourmet Burgers *	19,991	1,304
Sally Beauty Holdings *	81,353	1,647
Stoneridge *	17,783	274
Sturm Ruger (A)	4,989	310
Tenneco	6,872	397
Tile Shop Holdings (A)	17,073	353
TopBuild *	5,994	318
Visteon *	3,086	315
Wayfair, Cl A *	5,091	391
Weight Watchers International *(A)	24,339	813
William Lyon Homes, Cl A *	74,680	1,803
Winmark	5,247	677
Wolverine World Wide	51,504	1,443

		41,665

Consumer Staples – 2.4%
Casey’s General Stores (A)	4,500	482
Central Garden & Pet *	11,414	363
Chefs’ Warehouse Holdings *(A)	22,842	297
elf Beauty *(A)	17,014	463
Freshpet *	28,382	471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hostess Brands, Cl A *	148,002	$2,383
Primo Water *	61,301	779
Snyder’s-Lance	33,346	1,154
Spectrum Brands Holdings (A)	12,413	1,552

		7,944

Energy – 0.9%
Carrizo Oil & Gas *	33,195	578
Evolution Petroleum	136,472	1,106
Forum Energy Technologies *	14,220	222
Matador Resources *(A)	14,102	301
Prothena *(A)	5,671	307
RigNet, Cl A *	36,005	578

		3,092

Financials – 5.0%
Eagle Bancorp *	32,134	2,034
Essent Group *	8,472	315
Evercore Partners, Cl A	24,126	1,701
Financial Engines	19,719	722
Franklin Financial Network *	19,612	809
Greenhill	13,064	262
Houlihan Lokey, Cl A	19,877	694
LendingTree *	1,874	323
LPL Financial Holdings	7,517	319
Moelis, Cl A	16,263	632
PennantPark Investment	99,438	735
Primerica	4,495	340
Stifel Financial *	6,645	305
SVB Financial Group, Cl B *	1,716	302
TPG Pace Energy Holdings *	65,828	687
Trupanion *(A)	24,397	546
United Community Banks	53,337	1,483
Universal Insurance Holdings	12,635	318
Value Creation *(B)(C)	145,600	59
Walker & Dunlop *	8,036	392
Wintrust Financial	37,962	2,902
WisdomTree Investments (A)	80,213	816

		16,696

Health Care – 23.5%
Acadia Healthcare, Cl A *(A)	45,146	2,229
Accelerate Diagnostics *(A)	20,046	548
Achaogen *(A)	15,045	327
Aclaris Therapeutics *(A)	15,375	417
Adamas Pharmaceuticals *(A)	38,097	666
Aerie Pharmaceuticals *	10,130	532
Akebia Therapeutics *	20,457	294
Alder Biopharmaceuticals *	11,687	134
AMAG Pharmaceuticals *	84,914	1,562
AMN Healthcare Services *	90,206	3,523
Ardelyx *	22,448	115

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atara Biotherapeutics *(A)	24,545	$344
athenahealth *	4,692	659
AtriCure *	44,600	1,082
Audentes Therapeutics *	15,995	306
Avadel Pharmaceuticals ADR *	79,933	882
Avexis *(A)	6,170	507
AxoGen *	21,007	352
BioTelemetry *	19,027	636
Bluebird Bio *	3,475	365
Blueprint Medicines *	6,519	330
Cambrex *	6,179	369
Capital Senior Living *	100,452	1,528
Cara Therapeutics *(A)	19,323	297
Cardiovascular Systems *	11,721	378
Catalent *	16,567	582
Chimerix *	95,801	522
Clovis Oncology *	10,203	955
Corcept Therapeutics *	31,282	369
CryoLife	84,956	1,695
Cutera *	13,565	351
DBV Technologies ADR *(A)	16,650	595
DexCom *	4,215	308
Eagle Pharmaceuticals *	4,122	325
Endologix *(A)	66,534	323
Entellus Medical *(A)	24,105	399
Esperion Therapeutics *(A)	10,558	489
Evolent Health, Cl A *	12,509	317
Exact Sciences *	34,285	1,213
Exelixis *	36,579	901
Glaukos *(A)	8,069	335
Global Blood Therapeutics *	12,756	349
GlycoMimetics *	23,622	264
HealthEquity *	34,011	1,695
HealthStream *	12,628	332
Heron Therapeutics *	24,556	340
HMS Holdings *	15,937	295
ICON *	3,850	377
ImmunoGen *	49,076	349
Immunomedics *(A)	153,846	1,358
INC Research Holdings, Cl A *	21,643	1,266
Innoviva *	24,055	308
Inogen *	22,931	2,188
Insulet *(A)	7,970	409
Integra LifeSciences Holdings *	30,878	1,683
Intercept Pharmaceuticals *(A)	3,980	482
Intersect ENT *	24,034	672
iRhythm Technologies *	8,900	378
Kite Pharma *(A)	6,369	660
Ligand Pharmaceuticals *(A)	14,107	1,713
Loxo Oncology *	11,911	955
Masimo *	6,825	622

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medidata Solutions *	37,186	$2,908
Merit Medical Systems *(A)	27,424	1,046
MiMedx Group *	47,449	710
Molina Healthcare *	4,604	319
Myriad Genetics *	15,329	396
Nektar Therapeutics, Cl A *	16,180	316
NeoGenomics *	100,162	897
Neuroderm *(A)	15,816	473
Nevro *	22,157	1,649
Novadaq Technologies *	40,323	473
NuVasive *	12,098	931
Omeros *(A)	14,738	293
Omnicell *	23,019	992
OraSure Technologies *	37,707	651
Pacific Biosciences of California *	76,112	271
Pacira Pharmaceuticals *	6,637	317
Paratek Pharmaceuticals *	27,119	654
Penumbra *(A)	8,426	739
Portola Pharmaceuticals, Cl A *	5,898	331
PRA Health Sciences *	41,085	3,082
Prestige Brands Holdings, Cl A *	55,439	2,928
Quidel *	15,603	423
REGENXBIO *	14,117	279
Revance Therapeutics *	18,674	493
Spectranetics *	25,465	978
Supernus Pharmaceuticals *	93,326	4,022
Syndax Pharmaceuticals *(A)	22,131	309
Synergy Pharmaceuticals *(A)	208,774	929
Tactile Systems Technology *	12,759	365
Teladoc *(A)	19,840	688
TESARO *	3,962	554
TG Therapeutics *(A)	27,507	276
Tivity Health *	9,127	364
Vanda Pharmaceuticals *	30,347	495
Veracyte *	52,924	441
Versartis *	22,426	391
Vocera Communications *	84,553	2,234
WaVe Life Sciences *(A)	14,921	278
Xencor *	14,022	296

		78,947

Industrials – 20.0%
ABM Industries	31,750	1,318
Advisory Board *	7,544	389
Air Transport Services Group *	96,646	2,105
Apogee Enterprises	43,059	2,447
Astec Industries	7,807	433
Axon Enterprise *(A)	12,793	322
Builders FirstSource *	21,311	326
BWX Technologies, Cl W	40,218	1,961
Carlisle	3,056	292
Clean Harbors *	24,308	1,357

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe	49,542	$3,429
DXP Enterprises *	8,064	278
Dycom Industries *	4,072	365
EnPro Industries	4,440	317
Exponent	19,342	1,128
Forward Air	22,684	1,209
Genesee & Wyoming, Cl A *	5,942	406
Graham, Cl A	14,789	291
Granite Construction	24,882	1,200
Greenbrier (A)	6,964	322
H&E Equipment Services	16,643	340
Hawaiian Holdings *	7,861	369
Healthcare Services Group (A)	20,836	976
Heartland Express	62,018	1,291
Heritage-Crystal Clean *	123,630	1,966
Hexcel, Cl A	6,172	326
HNI	7,072	282
Hudson Technologies *(A)	176,688	1,493
InnerWorkings *	144,072	1,671
John Bean Technologies, Cl A	43,242	4,238
Kennametal	20,211	756
Kirby *	16,412	1,097
Kornit Digital *(A)	53,613	1,037
Kratos Defense & Security Solutions *	30,243	359
Lincoln Electric Holdings	3,473	320
Masonite International *	41,237	3,113
MasTec *	40,445	1,826
Mercury Systems *	78,785	3,316
Middleby *	2,422	294
Mueller Water Products, Cl A	41,128	480
Multi-Color	12,109	988
Nordson	2,690	326
NV5 Global *	18,117	770
On Assignment *	53,011	2,871
Paylocity Holding *	9,698	438
Proto Labs *	14,391	968
RBC Bearings *	3,965	403
Ritchie Bros. Auctioneers (A)	23,925	688
Roadrunner Transportation Systems *	32,205	234
Saia *	6,562	337
SiteOne Landscape Supply *	6,273	327
SP Plus *	57,590	1,759
Steelcase, Cl A	18,854	264
Swift Transportation, Cl A *(A)	26,513	703
Tennant	19,702	1,454
Tetra Tech	15,988	731
TriNet Group *	64,509	2,112
Triton International	10,208	341
TrueBlue *	20,032	531
Universal Forest Products	3,430	299
WageWorks *	35,813	2,407

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPO Logistics *	39,343	$2,543

		66,939

Information Technology – 28.1%
2U *	50,104	2,351
3D Systems *(A)	26,577	497
Actua *	39,618	557
Acxiom *	84,033	2,183
Advanced Energy Industries *	12,297	795
Alarm.com Holdings *	9,648	363
Applied Optoelectronics *(A)	4,691	290
Aspen Technology *	18,470	1,021
Axcelis Technologies *	16,785	352
AXT *	47,077	299
Barracuda Networks *	14,986	346
Blackhawk Network Holdings, Cl A *	50,630	2,207
Blackline *	19,970	714
Blucora *	16,380	347
Booz Allen Hamilton Holding, Cl A	38,981	1,268
Brooks Automation	11,359	246
Cabot Microelectronics	4,026	297
CalAmp *	102,690	2,088
Callidus Software *	170,533	4,127
Carbonite *	50,136	1,093
Cavium *	31,334	1,947
ChannelAdvisor *	61,479	710
Cimpress *(A)	13,471	1,273
Cirrus Logic *	10,257	643
Cognex	22,607	1,919
Coherent *	12,879	2,898
comScore *(A)	16,407	431
Cornerstone OnDemand *	42,728	1,528
CTS	25,149	543
Descartes Systems Group *	15,735	383
Electronics For Imaging *	29,843	1,414
Ellie Mae *	3,899	429
Envestnet *	15,247	604
Euronet Worldwide *	27,517	2,404
Everbridge *	39,068	952
Exa *	71,051	981
Extreme Networks *	37,253	343
Finisar *	57,231	1,487
FireEye *(A)	205,753	3,129
Five9 *	76,220	1,640
FormFactor *	23,111	287
Forrester Research	11,076	434
GrubHub *(A)	19,502	850
GTT Communications *	10,557	334
Guidewire Software, Cl Z *	4,581	315
HubSpot *	5,300	348
Ichor Holdings *	13,514	272
Impinj *(A)	5,686	277

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Instructure *	13,104	$387
InterDigital	4,740	366
Littelfuse	18,502	3,053
LivePerson *	124,447	1,369
LogMeIn	23,000	2,403
Lumentum Holdings *	13,258	756
MAXIMUS	37,398	2,342
Mesa Laboratories	3,255	466
Methode Electronics	8,223	339
Microsemi *	23,134	1,083
MINDBODY, Cl A *(A)	10,977	299
Monolithic Power Systems	30,968	2,985
Nanometrics *	13,953	353
New Relic *	27,000	1,161
Oclaro *(A)	38,989	364
PDF Solutions *	70,939	1,167
Pegasystems	27,756	1,620
Perficient *	70,000	1,305
Presidio *(A)	33,065	473
Proofpoint *(A)	25,213	2,189
PROS Holdings *	11,075	303
Q2 Holdings *	63,017	2,328
QAD, Cl A	15,413	494
RealPage *	31,702	1,140
RingCentral, Cl A *	65,957	2,411
Rogers *	5,092	553
Shutterstock *	23,130	1,020
Silicom	5,995	266
Silicon Laboratories *	13,478	921
SPS Commerce *	6,060	386
Stamps.com *	2,475	383
Stratasys *	27,176	633
Take-Two Interactive Software, Cl A *	4,984	366
Trade Desk, Cl A *	15,202	762
TrueCar *(A)	123,384	2,459
Tyler Technologies *	9,118	1,602
Ultra Clean Holdings *	20,831	391
Universal Display	2,880	315
Varonis Systems *	8,871	330
Veeco Instruments *	9,859	275
Viavi Solutions *	27,262	287
Web.com Group *	26,618	673
Xactly *	26,823	420
XO Group *	37,897	668

		94,082

Materials – 2.6%
Boise Cascade *	12,176	370
Ingevity *	12,043	691
KMG Chemicals	5,887	287
Louisiana-Pacific *	18,275	441
PolyOne	10,783	418

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rayonier Advanced Materials	28,816	$453
Sensient Technologies	23,474	1,890
Summit Materials, Cl A *	66,874	1,931
Trinseo	5,810	399
US Concrete *	23,952	1,881

		8,761

Real Estate – 1.5%
CoreSite Realty ‡	11,982	1,241
FirstService	5,163	330
Jernigan Capital (A)	18,128	399
Medical Properties Trust ‡	107,398	1,382
National Storage Affiliates Trust	77,635	1,794

		5,146

Telecommunication Services – 0.2%
Boingo Wireless *	19,646	294
Vonage Holdings *	63,334	414

		708

Total Common Stock (Cost $290,632) ($ Thousands)		323,980

	Number of Rights
RIGHTS * – 0.0%
Dyax CVR, Expires 12/31/2019	7,184	–

Durata Therapeutics ‡‡	8,500	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP – 9.4%
SEI Liquidity Fund, L.P.
1.080% **†(D)	31,754,770	31,748

Total Affiliated Partnership (Cost $31,755) ($ Thousands)		31,748

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT – 4.1%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	13,696,675	$13,697

Total Cash Equivalent (Cost $13,697) ($ Thousands)		13,697

Total Investments – 110.1% (Cost $336,084) ($ Thousands) @		$369,425

Percentages are based on Net Assets of $335,424 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $ 30,697 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2017 was $59 ($ Thousands) and represented 0.02% of the Net Assets of the Fund.
(C)	Securities considered restricted. The total market value of such securities as of June 30, 2017 was $59 ($ Thousands) and represented 0.02% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $31,748 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Right

L.P. — Limited Partnership

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $336,084 ($Thousands), and the unrealized appreciation and depreciation were $49,981 ($Thousands) and $(16,640) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$323,921	$–	$59	$323,980
Rights	–	–	–	–
Affiliated Partnership	–	31,748	–	31,748
Cash Equivalent	13,697	–	–	13,697

Total Investments in Securities	$337,618	$31,748	$59	$369,425

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Depreciation	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 31,161	$ 85,442	$ (84,848)	$ —	$ (7)	$ 31,748	$ 508
SEI Daily Income Trust, Government Fund, CI F	12,401	76,682	(75,386)	—	—	13,697	46

Totals	$ 43,562	$ 162,124	$ (160,234)	$ —	$ (7)	$ 45,445	$ 554

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 94.7%
Consumer Discretionary – 10.6%
Aaron’s	41,041	$1,597
Adtalem Global Education	31,064	1,179
American Outdoor Brands *	21,367	473
American Public Education *	31,000	733
Autoliv (A)	7,000	769
Big 5 Sporting Goods (A)	33,898	442
Big Lots (A)	66,828	3,228
Biglari Holdings *	1,441	576
Bloomin’ Brands	39,176	832
Boyd Gaming	100,317	2,489
Bright Horizons Family Solutions *	24,221	1,870
Brinker International (A)	19,539	744
Buffalo Wild Wings *	3,849	488
Burlington Stores *	21,198	1,950
Capella Education	5,775	494
Century Communities *	13,157	326
Children’s Place	2,945	301
Cooper Tire & Rubber (A)	40,319	1,456
Cooper-Standard Holdings *	8,000	807
Core-Mark Holding, Cl A	19,658	650
Dana	44,400	991
Dave & Buster’s Entertainment *	46,088	3,065
Del Frisco’s Restaurant Group *	22,091	356
Dick’s Sporting Goods	10,605	422
Dillard’s, Cl A (A)	2,522	146
Domino’s Pizza	2,231	472
Eldorado Resorts *	8,606	172
Five Below *	37,142	1,834
Gentherm *	28,694	1,113
Grand Canyon Education *	32,648	2,560
Hasbro	8,180	912
Haverty Furniture	16,178	406
Installed Building Products *	26,555	1,406
Interpublic Group	32,406	797
K12 *	27,523	493
Lear	15,285	2,172
Libbey	76,333	615
Lions Gate Entertainment, Cl A	20,672	583
Lithia Motors, Cl A (A)	39,677	3,739
LKQ *	14,707	485
Marriott Vacations Worldwide (A)	16,786	1,977
Murphy USA *(A)	7,798	578
Newell Brands, Cl B	20,677	1,109
Nexstar Broadcasting Group, Cl A	26,684	1,596
NVR *	745	1,796
Office Depot	255,057	1,439
Ollie’s Bargain Outlet Holdings *(A)	40,289	1,716
Panera Bread, Cl A *	3,000	944
Perry Ellis International, Cl A *	15,923	310
Planet Fitness, Cl A	66,798	1,559
Pool	28,832	3,390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scholastic, Cl B	6,773	$295
Shoe Carnival	14,341	299
Signet Jewelers (A)	13,042	825
Six Flags Entertainment	30,485	1,817
Skechers U.S.A., Cl A *	176,988	5,221
SodaStream International *	23,474	1,256
Sturm Ruger (A)	10,389	646
Tenneco	28,072	1,623
Texas Roadhouse, Cl A	24,743	1,261
Tile Shop Holdings	63,059	1,302
Tower International	14,866	334
Ulta Beauty *	3,283	943
Vail Resorts	16,565	3,360
Visteon *	17,488	1,785
Wendy’s	180,995	2,807
Whirlpool	5,200	996
Wolverine World Wide	24,280	680

		86,007

Consumer Staples – 2.9%
Andersons	18,349	627
Central Garden & Pet, Cl A *	58,983	1,771
Chefs’ Warehouse Holdings *	54,799	712
Darling Ingredients *	23,438	369
elf Beauty *(A)	18,426	501
Energizer Holdings	10,900	523
Fresh Del Monte Produce	26,002	1,324
Freshpet *(A)	115,986	1,925
Ingredion	7,843	935
J&J Snack Foods	7,030	929
John B Sanfilippo & Son (A)	6,294	397
Kroger	19,039	444
Lamb Weston Holdings	34,188	1,506
Molson Coors Brewing, Cl B	6,535	564
Omega Protein	75,949	1,360
Pilgrim’s Pride *	30,205	662
Pinnacle Foods	56,739	3,370
Post Holdings *	5,128	398
Sanderson Farms (A)	11,787	1,363
SpartanNash	14,576	378
Spectrum Brands Holdings (A)	9,521	1,191
SUPERVALU *	221,775	730
US Foods Holding *	58,773	1,600
USANA Health Sciences *	4,731	303

		23,882

Energy – 3.5%
Callon Petroleum *	255,164	2,707
Concho Resources *	17,638	2,144
Diamondback Energy, Cl A *	6,772	601
Energen *	6,200	306
Forum Energy Technologies *(A)	118,818	1,854

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gulfport Energy *	52,393	$773
Matador Resources *(A)	47,919	1,024
Matrix Service *	72,228	675
McDermott International *	118,366	849
Newfield Exploration *	18,773	534
Noble	195,000	706
Oasis Petroleum *	62,111	500
Oil States International *(A)	37,455	1,017
Overseas Shipholding Group, Cl A *	111,524	297
Parsley Energy, Cl A *	112,882	3,132
Patterson-UTI Energy	70,106	1,415
PBF Energy, Cl A (A)	181,859	4,048
Pioneer Natural Resources	2,474	395
REX American Resources *	8,000	773
Southwestern Energy *	191,193	1,162
Tesoro	28,718	2,688
US Silica Holdings	12,359	439

		28,039

Financials – 19.1%
1st Source	4,460	214
Affiliated Managers Group	12,845	2,130
AGNC Investment ‡	16,769	357
Allstate	7,797	690
Ambac Financial Group *	35,364	614
American Equity Investment Life Holding	160,817	4,226
American Financial Group	14,643	1,455
Ameriprise Financial	4,701	598
Arch Capital Group *	3,676	343
Argo Group International Holdings	5,428	329
Arthur J. Gallagher	6,000	344
Artisan Partners Asset Management, Cl A	30,344	932
Aspen Insurance Holdings	33,130	1,652
Assurant	13,379	1,387
Assured Guaranty	28,902	1,206
Axis Capital Holdings	5,014	324
Banc of California	39,554	850
BancFirst	4,048	391
Bancorp *	160,703	1,218
Bank of the Ozarks (A)	26,740	1,253
BankUnited	14,502	489
Beneficial Bancorp	71,421	1,071
BGC Partners, Cl A	281,172	3,554
Brookline Bancorp, Cl A	62,090	907
Canadian Imperial Bank of Commerce	8,395	681
Capitol Federal Financial	95,625	1,359
CBOE Holdings	17,521	1,601
Central Pacific Financial	15,480	487
Chemical Financial	17,703	857
CNO Financial Group	55,102	1,151
Columbia Banking System	116,022	4,623
Community Trust Bancorp	7,338	321

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cowen, Cl A *	19,867	$323
Dime Community Bancshares	59,686	1,170
E*Trade Financial *	16,141	614
Eagle Bancorp *	33,168	2,100
East West Bancorp	56,167	3,290
Employers Holdings	17,888	757
Enterprise Financial Services	9,147	373
Essent Group *	9,139	339
Evercore Partners, Cl A	15,008	1,058
Everest Re Group	18,928	4,819
FBL Financial Group, Cl A	2,500	154
Federal Agricultural Mortgage, Cl C	7,433	481
Federated Investors, Cl B	30,000	848
Fidelity Southern	20,478	468
First American Financial	27,324	1,221
First BanCorp Puerto Rico *	44,216	256
First Citizens BancShares, Cl A	1,150	429
First Commonwealth Financial	164,711	2,089
First Defiance Financial	11,704	617
First Financial	7,257	343
First Interstate BancSystem, Cl A	19,006	707
FirstCash	40,138	2,340
Flagstar Bancorp *	15,477	477
FNB (Pennsylvania)	148,322	2,100
FNFV Group *	32,120	508
Green Dot, Cl A *	111,315	4,289
Hamilton Lane, Cl A	31,690	697
Hanover Insurance Group, Cl A	34,803	3,085
Heartland Financial USA	14,677	691
Heritage Financial	15,795	419
Hilltop Holdings	15,949	418
Horace Mann Educators, Cl A	22,271	842
Houlihan Lokey, Cl A	42,219	1,473
Huntington Bancshares	168,828	2,283
IBERIABANK	6,925	564
Independent Bank Group	13,000	774
Infinity Property & Casualty	6,577	618
International Bancshares	20,180	707
INTL FCStone *	26,062	984
Investors Bancorp	57,756	772
KCG Holdings, Cl A *	26,672	532
LPL Financial Holdings	51,260	2,177
Maiden Holdings	101,899	1,131
MarketAxess Holdings	3,601	724
MB Financial	63,446	2,794
MGIC Investment *	217,483	2,436
National General Holdings	15,967	337
Nelnet, Cl A	6,529	307
OFG Bancorp (A)	327,331	3,273
OneMain Holdings, Cl A *	6,809	167
Oritani Financial	85,595	1,459
PacWest Bancorp	132,855	6,204

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PennyMac Financial Services, Cl A *	55,221	$922
Piper Jaffray	8,894	533
Popular	63,206	2,636
Primerica (A)	4,255	322
ProAssurance	18,152	1,104
Prosperity Bancshares (A)	11,028	708
Raymond James Financial	32,300	2,591
Regional Management *	16,091	380
Reinsurance Group of America, Cl A	13,096	1,681
RenaissanceRe Holdings	1,520	211
S&T Bancorp	8,530	306
Safety Insurance Group	8,551	584
Sandy Spring Bancorp	21,604	878
Santander Consumer USA Holdings *	39,840	508
Selective Insurance Group	56,285	2,817
ServisFirst Bancshares (A)	15,218	561
Signature Bank, Cl B *	11,813	1,696
SLM *	260,629	2,997
South State	6,436	552
Starwood Property Trust ‡	170,886	3,826
State Bank Financial	12,145	329
Stifel Financial *	20,530	944
SVB Financial Group, Cl B *	10,502	1,846
Synovus Financial	32,825	1,452
TCF Financial	55,027	877
TriCo Bancshares	9,870	347
Trustco Bank NY	103,806	805
Umpqua Holdings	110,160	2,023
Universal Insurance Holdings	13,158	332
Univest Corp of Pennsylvania	13,888	416
Unum Group	29,327	1,368
Validus Holdings	15,363	798
Voya Financial	53,770	1,984
Walker & Dunlop *	12,464	609
Washington Trust Bancorp	12,613	650
Webster Financial	3,768	197
WesBanco	7,746	306
Western Alliance Bancorp *	71,507	3,518
WSFS Financial	28,005	1,270
Zions Bancorporation	97,856	4,297

		155,833

Health Care – 9.9%
ABIOMED *	8,661	1,241
Adamas Pharmaceuticals *(A)	30,523	534
Aerie Pharmaceuticals *	21,500	1,130
Aimmune Therapeutics *(A)	26,200	539
Akorn *	76,848	2,577
Alder Biopharmaceuticals *	18,292	209
Alere *	3,176	159
Align Technology *	20,824	3,126
AmerisourceBergen, Cl A	6,015	569

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Audentes Therapeutics *	19,379	$371
Bioverativ *	8,745	526
Blueprint Medicines *	4,312	219
Cambrex *	16,607	992
Charles River Laboratories International *	7,525	761
Chemed	14,754	3,018
Clovis Oncology *	12,798	1,198
DBV Technologies ADR *(A)	6,083	217
DENTSPLY SIRONA	12,999	843
DexCom *(A)	23,754	1,738
Emergent BioSolutions *	12,195	414
Envision Healthcare *	20,119	1,261
Evolent Health, Cl A *	29,624	751
Exelixis *	75,929	1,870
Glaukos *(A)	23,623	980
GW Pharmaceuticals ADR *(A)	3,127	313
HealthSouth	41,909	2,028
Humana	5,500	1,323
ICON *	18,166	1,776
ICU Medical *(A)	5,669	978
Idexx Laboratories *	6,675	1,077
Incyte *	3,300	416
Integra LifeSciences Holdings *	69,164	3,770
Intersect ENT *	11,215	313
iRhythm Technologies *	18,194	773
Lannett *(A)	99,959	2,039
LHC Group *	8,754	594
LifePoint Health *(A)	10,665	716
Ligand Pharmaceuticals *(A)	51,167	6,212
Loxo Oncology *	6,983	560
Magellan Health *	12,967	945
Masimo *	15,397	1,404
Medicines *(A)	16,794	638
MEDNAX *	4,845	293
Mettler Toledo International *	411	242
MiMedx Group *(A)	104,441	1,563
Molina Healthcare *	27,114	1,876
Neurocrine Biosciences *	7,182	330
Nevro *(A)	19,869	1,479
NuVasive *	15,376	1,183
Omnicell *	25,169	1,085
Otonomy *(A)	31,077	586
Parexel International *	14,340	1,246
PDL BioPharma	73,493	182
Penumbra *(A)	19,555	1,716
PerkinElmer	12,707	866
PRA Health Sciences *	48,881	3,667
Quintiles Transnational *	1,813	162
Radius Health *	7,008	317
Sage Therapeutics *	15,894	1,266
Teladoc *	9,772	339
Teleflex	3,980	827

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TESARO *	12,579	$1,759
Ultragenyx Pharmaceutical *(A)	4,053	252
United Therapeutics *	14,367	1,864
VCA *	7,484	691
Veeva Systems, Cl A *	15,000	920
Vocera Communications *	42,471	1,122
WellCare Health Plans *	15,989	2,871
Wright Medical Group *(A)	25,148	691

		80,513

Industrials – 16.4%
AAR	13,157	457
ACCO Brands *	195,035	2,272
Acuity Brands	5,691	1,157
Advisory Board *	62,906	3,240
Alaska Air Group	16,037	1,439
Allegiant Travel, Cl A	2,338	317
American Woodmark *	6,174	590
AO Smith	28,088	1,582
ArcBest	25,532	526
Astec Industries	20,401	1,132
Atlas Air Worldwide Holdings *	54,203	2,827
Beacon Roofing Supply *	5,422	266
BMC Stock Holdings *	41,769	913
Briggs & Stratton	16,366	394
Brink’s	3,649	244
BWX Technologies, Cl W	120,611	5,880
Carlisle	27,093	2,585
Cintas	12,501	1,576
CIRCOR International (A)	15,932	946
Colfax *	30,887	1,216
Comfort Systems USA	16,668	618
Copa Holdings, Cl A	5,789	677
Copart *	12,594	400
Crane, Cl A	40,914	3,248
Curtiss-Wright	15,306	1,405
Deluxe (A)	11,400	789
DXP Enterprises *	12,853	443
Dycom Industries *	24,779	2,218
EMCOR Group	24,206	1,583
Engility Holdings *	23,184	658
Esterline Technologies *	15,457	1,465
Franklin Electric	8,231	341
Genesee & Wyoming, Cl A *	94,912	6,491
Global Brass & Copper Holdings	21,439	655
Greenbrier (A)	22,252	1,029
H&E Equipment Services	32,265	659
Hawaiian Holdings *	26,352	1,237
HD Supply Holdings *	29,102	891
Hexcel, Cl A	24,458	1,291
HNI	13,162	525
Huntington Ingalls Industries, Cl A	7,861	1,463

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hyster-Yale Materials Handling	2,559	$180
ICF International, Cl A *	6,500	306
IDEX	18,517	2,093
ITT	39,641	1,593
Jacobs Engineering Group	6,039	328
JetBlue Airways *	108,568	2,479
John Bean Technologies, Cl A	7,131	699
Kadant	25,142	1,891
Kaman, Cl A	48,075	2,397
KAR Auction Services	94,377	3,961
Kennametal	64,663	2,420
Kirby *(A)	7,401	495
L3 Technologies	7,300	1,220
LB Foster, Cl A	75,966	1,629
Lincoln Electric Holdings	26,905	2,478
LSC Communications	28,825	617
ManpowerGroup	25,113	2,804
MasTec *	39,850	1,799
Mercury Systems *	11,253	474
Meritor *	119,937	1,992
Middleby *(A)	13,896	1,688
MRC Global *	39,689	656
MSA Safety	10,698	868
MYR Group *	12,505	388
Old Dominion Freight Line, Cl A	25,477	2,426
On Assignment *	8,718	472
Orbital ATK	6,990	688
Oshkosh Truck	31,831	2,192
Owens Corning	42,973	2,876
Paylocity Holding *(A)	28,470	1,286
Quad Graphics	10,996	252
Quanta Services *	21,209	698
RBC Bearings *(A)	14,377	1,463
Resources Connection	27,561	378
Roadrunner Transportation Systems *	58,608	426
Robert Half International	29,700	1,424
RPX *	31,949	446
Ryder System	8,900	641
Saia *	9,826	504
SiteOne Landscape Supply *	25,227	1,313
Skywest	25,407	892
Spartan Motors	40,000	354
Sparton *	32,848	722
Spirit AeroSystems Holdings, Cl A	28,103	1,628
Spirit Airlines *	8,420	435
Teledyne Technologies *	20,481	2,614
Terex	16,064	602
Tetra Tech	16,037	734
Timken	6,849	317
Toro	10,348	717
TransDigm Group	500	134
TransUnion *	15,948	691

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinity Industries	52,858	$1,482
Triumph Group	33,225	1,050
TrueBlue *	18,524	491
United Rentals *	16,954	1,911
Univar *	18,989	554
Universal Forest Products	7,222	631
Vectrus *	18,138	586
Wabash National (A)	58,124	1,278
Wabtec (A)	3,600	329
WageWorks *	8,366	562
Waste Connections	12,986	837
Watsco	3,339	515
XPO Logistics *	24,131	1,560
Xylem	14,310	793
YRC Worldwide *	36,674	408

		133,412

Information Technology – 16.1%
2U *(A)	40,016	1,878
ACI Worldwide *	95,904	2,145
Advanced Energy Industries *	15,785	1,021
Amkor Technology *	68,250	667
Ansys *	2,600	316
Applied Optoelectronics *(A)	4,912	304
Arista Networks *(A)	4,501	674
Arrow Electronics, Cl A *	4,925	386
Aspen Technology *	42,378	2,342
Avnet	7,600	296
Belden	9,618	726
Benchmark Electronics *	25,072	810
Blackbaud, Cl A (A)	3,876	332
Blackhawk Network Holdings, Cl A *	43,794	1,909
Bottomline Technologies *	32,450	834
Broadcom, Cl A	9,282	2,163
Broadridge Financial Solutions	1,700	128
Brocade Communications Systems	38,812	489
Cadence Design Systems *	54,862	1,837
CDW	10,820	677
Cimpress *(A)	10,766	1,018
Cirrus Logic *	16,316	1,023
Cognex	6,749	573
Coherent *	9,269	2,085
CommScope Holding *	14,081	536
Convergys	20,581	489
CoStar Group *	10,197	2,688
CSG Systems International	16,700	678
CSRA	18,139	576
Cypress Semiconductor	164,397	2,244
Diebold (A)	57,707	1,616
Dolby Laboratories, Cl A	9,362	458
Electronic Arts *	13,002	1,375
Ellie Mae *	10,508	1,155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entegris *	26,270	$577
EPAM Systems *	5,383	453
EVERTEC	60,322	1,044
Fidelity National Information Services, Cl B	12,186	1,041
First Data, Cl A *	71,512	1,302
Gartner *	1,518	188
Gigamon *	11,406	449
Global Payments	5,841	528
GrubHub *	23,204	1,012
Guidewire Software, Cl Z *	25,541	1,755
HubSpot *	15,999	1,052
IAC *	63,890	6,596
II-VI *	16,322	560
Inphi *(A)	24,989	857
Insight Enterprises *	21,641	865
Integrated Device Technology *	30,338	782
InterDigital	20,873	1,614
InterXion Holding *	26,628	1,219
Itron *	11,619	787
j2 Global	28,988	2,467
Jabil Circuit	58,685	1,713
Keysight Technologies *	56,780	2,210
Leidos Holdings	24,667	1,275
Littelfuse	16,324	2,693
LogMeIn	13,013	1,360
Lumentum Holdings *	21,322	1,216
Manhattan Associates *	10,280	494
Marvell Technology Group	90,183	1,490
Match Group *(A)	42,861	745
MAXIMUS	15,796	989
Mellanox Technologies *	23,788	1,030
Methode Electronics	11,078	456
Microchip Technology (A)	10,000	772
Microsemi *	26,452	1,238
MKS Instruments	14,407	970
Monolithic Power Systems	13,891	1,339
NCR *	39,528	1,614
NeuStar, Cl A *	33,084	1,103
Nuance Communications *	92,835	1,616
ON Semiconductor *	42,625	598
Orbotech *	33,516	1,093
OSI Systems *	14,271	1,073
Palo Alto Networks *	4,182	560
Proofpoint *(A)	20,816	1,807
PTC *	7,224	398
Q2 Holdings *(A)	40,997	1,515
Qorvo *	10,870	688
RingCentral, Cl A *	86,143	3,149
Sanmina *	38,828	1,479
Scansource *	8,785	354
Science Applications International	11,933	828
Shopify, Cl A *	21,816	1,896

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Silicon Laboratories *	19,462	$1,330
Silicon Motion Technology ADR	48,531	2,341
Sonus Networks *	24,298	181
Square, Cl A *	74,112	1,739
SS&C Technologies Holdings	17,556	674
Sykes Enterprises *	20,228	678
Synaptics *	11,742	607
SYNNEX	9,640	1,156
Synopsys *	20,308	1,481
Take-Two Interactive Software, Cl A *	50,559	3,710
Tech Data *	11,750	1,187
Teradyne	40,298	1,210
Trade Desk, Cl A *	25,262	1,266
TTM Technologies *	25,256	438
Tyler Technologies *	4,765	837
Ultimate Software Group *	8,824	1,854
Universal Display	14,294	1,562
VeriFone Holdings *	177,965	3,221
Xperi	4,036	120
Zebra Technologies, Cl A *	42,632	4,285

		131,234

Materials – 6.3%
Albemarle	12,741	1,345
Ashland Global Holdings	7,929	523
Avery Dennison	24,778	2,190
Berry Plastics Group *	41,193	2,348
Boise Cascade *	24,368	741
Cabot	24,685	1,319
Chemours	20,104	762
Cliffs Natural Resources *	65,808	455
Commercial Metals, Cl A	13,920	270
Crown Holdings *	14,143	844
Eagle Materials	15,439	1,427
FMC	87,536	6,395
Gold Resource	82,192	335
Huntsman	23,455	606
Innophos Holdings	6,833	300
LSB Industries *(A)	202,460	2,091
Materion	12,245	458
Neenah Paper, Cl A	14,000	1,124
Owens-Illinois *	116,723	2,792
Packaging Corp of America	10,242	1,141
PolyOne	61,364	2,377
Rayonier Advanced Materials	43,416	682
Reliance Steel & Aluminum	18,019	1,312
Schulman A	24,857	795
Sensient Technologies	16,062	1,293
Silgan Holdings	168,977	5,370
Steel Dynamics	42,104	1,508
Stepan	6,908	602
Summit Materials, Cl A *	41,620	1,202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinseo	12,186	$837
United States Steel	100,926	2,235
Valvoline	160,375	3,804
Westlake Chemical	10,306	682
Worthington Industries	15,346	771
WR Grace	4,283	308

		51,244

Real Estate – 7.4%
Alexander’s ‡	718	303
Alexandria Real Estate Equities ‡	10,497	1,265
American Campus Communities ‡	25,659	1,214
American Homes 4 Rent, Cl A ‡	62,696	1,415
Armada Hoffler Properties ‡	28,819	373
Camden Property Trust ‡	7,000	599
Care Capital Properties ‡	40,016	1,068
CBL & Associates Properties ‡(A)	138,463	1,167
Chesapeake Lodging Trust ‡	25,190	616
Colony Starwood Homes ‡	55,091	1,890
CoreCivic ‡	115,755	3,193
CoreSite Realty ‡	5,244	543
CyrusOne ‡	32,312	1,801
DiamondRock Hospitality ‡(A)	152,088	1,665
Douglas Emmett ‡	4,298	164
DuPont Fabros Technology ‡(A)	19,665	1,203
Education Realty Trust ‡	26,024	1,008
EPR Properties, Cl A ‡	28,400	2,041
Forest City Realty Trust, Cl A ‡	22,450	543
Forestar Group *	22,968	394
Franklin Street Properties ‡	28,037	311
Gaming and Leisure Properties ‡	66,751	2,514
Hersha Hospitality Trust, Cl A ‡(A)	72,226	1,337
Highwoods Properties ‡	53,933	2,735
Hospitality Properties Trust ‡	46,609	1,359
Howard Hughes *	31,877	3,916
InfraREIT ‡	33,896	649
Jones Lang LaSalle	16,139	2,017
Lexington Realty Trust ‡	32,785	325
Life Storage ‡	6,624	491
Medical Properties Trust ‡(A)	252,103	3,245
Mid-America Apartment Communities ‡	8,042	847
New York ‡	615,558	5,318
Outfront Media ‡	13,268	307
Realogy Holdings	62,177	2,018
Regency Centers ‡	7,596	476
RLJ Lodging Trust ‡	63,653	1,265
Ryman Hospitality Properties ‡	14,227	911
Sabra Health Care ‡	24,457	589
Select Income ‡	25,395	610
STAG Industrial ‡	26,238	724
Summit Hotel Properties ‡	40,648	758
Sun Communities ‡	1,400	123

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunstone Hotel Investors ‡	59,555	$960
Tier ‡	18,051	334
Two Harbors Investment ‡	58,877	583
Washington Prime Group ‡	151,670	1,269
Xenia Hotels & Resorts ‡	90,567	1,754

		60,210

Telecommunication Services – 0.3%
Cogent Communications Holdings	12,431	499
Vonage Holdings *	316,379	2,069

		2,568

Utilities – 2.2%
ALLETE	20,433	1,465
Aqua America	34,439	1,147
Atmos Energy	20,484	1,699
Avista	21,700	921
Black Hills, Cl A	6,055	409
CMS Energy	10,600	490
El Paso Electric, Cl A	6,666	345
Great Plains Energy	42,356	1,240
Hawaiian Electric Industries	20,291	657
Idacorp, Cl A	10,909	931
National Fuel Gas	19,648	1,097
Northwest Natural Gas	7,543	451
ONE Gas	13,697	956
Portland General Electric	43,378	1,982
SCANA	10,356	694
SJW Group	9,366	461
Southwest Gas Holdings	15,642	1,143
UGI	35,168	1,703
Vectren	7,055	412

		18,203

Total Common Stock (Cost $513,308) ($ Thousands)		771,145

	Number of Rights
RIGHTS* – 0.0%
Central European Media Enterprises ‡‡	53	–
Endo Pharmaceuticals ‡‡	1,900	–
Safeway CVR–Casa Ley ‡‡	11,400	12
Dyax CVR, Expires 12/31/2019	6,884	–
Safeway CVR–PDC ‡‡	11,400	–
Chelseea Therapeutics International CVR ‡‡	3,004	–

Total Rights (Cost $–) ($ Thousands)		12

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP – 9.2%
SEI Liquidity Fund, L.P. 1.080% **†(B)	75,244,003	$75,226

Total Affiliated Partnership (Cost $75,244) ($ Thousands)		75,226

CASH EQUIVALENT – 5.2%
SEI Daily Income Trust, Government Fund, Cl F 0.760% **†	42,236,948	42,237

Total Cash Equivalent (Cost $42,237) ($ Thousands)		42,237

Total Investments – 109.1% (Cost $630,789) ($ Thousands) @		$888,620

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	2	Sep-2017	$1
S&P Mid Cap 400 Index E-MINI	2	Sep-2017	(1)

			$–

Percentages are based on Net Assets of $814,150 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $73,793 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $75,226 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

CVR – Contingent Value Rights

L.P. – Limited Partnership

S&P– Standard & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $630,789 ($ Thousands), and the unrealized appreciation and depreciation were $259,524 ($ Thousands) and $(1,693) ($ Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Small/Mid Cap Fund (Concluded)

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$771,145	$–	$–	$771,145
Rights	–	12	–	12
Affiliated Partnership	–	75,226	–	75,226
Cash Equivalent	42,237	–	–	42,237

Total Investments in Securities	$813,382	$75,238	$–	$888,620

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1	$–	$–	$1
Unrealized Depreciation	(1)	–	–	(1)

Total Other Financial Instruments	$–	$–	$–	$–

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 180,708	$ 387,207	$ (492,670)	$ (1)	$ (18)	$ 75,226	$ 873
SEI Daily Income Trust, Government Fund, Cl F	33,689	127,416	(118,868)	–	–	42,237	114

Totals	$ 214,397	$ 514,623	$ (611,538)	$ (1)	$ (18)	$ 117,463	$ 987

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK – 95.8%
Consumer Discretionary – 15.8%
Adient	9,400	$615
Aramark	18,500	758
Bed Bath & Beyond (A)	10,900	331
Best Buy	17,800	1,020
Burlington Stores *	6,900	635
Cooper-Standard Holdings *	1,200	121
Discovery Communications, Cl C *	22,600	570
DR Horton	22,200	767
Extended Stay America	33,500	649
Foot Locker, Cl A	4,500	222
FTD *	3,100	62
Gap	12,500	275
Genuine Parts	8,200	761
Hilton Worldwide Holdings	1,000	62
International Game Technology	19,200	351
Kohl’s (A)	11,083	429
Lear	5,300	753
Lennar, Cl A	2,800	149
Lennar, Cl B	3,000	135
Liberty Interactive QVC Group, Cl A *	29,700	729
LKQ *	22,200	732
lululemon athletica *	9,800	585
Macy’s	20,400	474
Michaels *	5,100	94
NACCO Industries, Cl A	1,500	106
Nutrisystem	1,000	52
NVR *	340	820
PVH	6,500	744
Ross Stores	12,000	693
Royal Caribbean Cruises	8,300	907
Skechers U.S.A., Cl A *	18,700	552
TEGNA	8,000	115
Tempur-Pedic International *(A)	900	48
Thor Industries	3,200	334
Ulta Beauty *	2,900	833
Viacom, Cl B	20,400	685
Wyndham Worldwide	1,000	100
Yum China Holdings *	16,100	635

		17,903

Consumer Staples – 3.1%
Campbell Soup	2,900	151
Clorox	1,200	160
Conagra Brands	21,500	769
Dr Pepper Snapple Group	2,900	264
Ingredion	4,200	501
JM Smucker	2,300	272
Lamb Weston Holdings	12,300	542
Tyson Foods, Cl A	14,100	883

		3,542

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy – 4.2%
Devon Energy	26,300	$841
Marathon Oil	49,800	590
Marathon Petroleum	19,500	1,021
Newfield Exploration *	18,800	535
Noble Energy	22,800	645
Oneok (A)	13,600	709
Tesoro	2,200	206
Williams	7,200	218

		4,765

Financials – 11.5%
American Financial Group	6,900	686
Ameriprise Financial	6,600	840
Citizens Financial Group	24,600	878
CNA Financial	2,300	112
East West Bancorp	10,700	627
Fifth Third Bancorp	11,600	301
Financial Institutions	900	27
Hanover Insurance Group, Cl A	2,200	195
Hartford Financial Services Group	9,900	520
INTL FCStone *	1,200	45
Invesco	20,800	732
Leucadia National	26,300	688
Lincoln National	11,800	797
Loews	15,200	712
LPL Financial Holdings	8,500	361
Navient	21,500	358
Old Republic International	30,400	594
Popular	14,200	592
Principal Financial Group, Cl A	5,800	372
Progressive	9,100	401
Raymond James Financial	10,600	850
Regions Financial	42,200	618
SunTrust Banks	11,900	675
Synchrony Financial	5,700	170
T. Rowe Price Group	2,000	148
Unum Group	17,200	802

		13,101

Health Care – 10.9%
Agilent Technologies	14,600	866
Alexion Pharmaceuticals *	1,900	231
Baxter International	10,400	630
Bruker BioSciences	21,200	611
Centene *	10,600	847
Cerner *	14,700	977
Charles River Laboratories International *	3,300	334
Edwards Lifesciences, Cl A *	4,300	508
Endo International *	20,400	228
HCA Healthcare *	1,700	148
Hill-Rom Holdings	1,800	143

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hologic *	17,300	$785
IDEXX Laboratories *	5,300	856
LifePoint Health *	3,300	222
Mallinckrodt *	13,000	583
Mylan *	14,400	559
QIAGEN	2,900	97
Teleflex	700	145
United Therapeutics *	4,300	558
Veeva Systems, Cl A *	9,700	595
WellCare Health Plans *	4,400	790
West Pharmaceutical Services	5,600	529
Zoetis, Cl A	18,000	1,123

		12,365

Industrials – 12.0%
Allison Transmission Holdings	7,100	266
American Woodmark *	1,200	115
Applied Industrial Technologies, Cl A	2,300	136
Arconic	13,200	299
Argan	1,300	78
Armstrong World Industries *	13,200	607
BMC Stock Holdings *	7,000	153
BWX Technologies, Cl W	3,300	161
Continental Building Products *	4,000	93
Crane, Cl A	4,200	333
Cummins	5,800	941
Danaher, Cl A	3,600	304
Fortune Brands Home & Security	7,400	483
Global Brass & Copper Holdings	3,000	92
Huntington Ingalls Industries, Cl A	4,200	782
IDEX	4,100	463
Ingersoll-Rand	9,100	832
Insperity, Cl A	1,900	135
KBR	6,900	105
LSC Communications	4,500	96
MasTec *	3,700	167
Middleby *	2,100	255
Moog, Cl A *	1,200	86
Oshkosh Truck	8,600	592
Owens Corning	5,200	348
Parker-Hannifin, Cl A	3,500	559
Pentair	11,100	739
Rockwell Automation	5,500	891
Spirit AeroSystems Holdings, Cl A	12,000	695
Stanley Black & Decker	2,100	296
Toro	8,900	617
United Continental Holdings *	8,300	625
United Rentals *	5,700	642
Vectrus *	1,400	45
Veritiv *	1,200	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WESCO International *	8,700	$498

		13,583

Information Technology – 16.4%
Advanced Energy Industries *	6,300	408
Akamai Technologies *	11,600	578
Alpha & Omega Semiconductor *	3,300	55
Applied Materials	15,000	620
Booz Allen Hamilton Holding, Cl A	900	29
CA	1,200	41
CACI International, Cl A *	700	88
Cadence Design Systems *	3,500	117
CDK Global	10,700	664
CDW	13,400	838
Citrix Systems *	2,600	207
Cognizant Technology Solutions, Cl A	2,100	139
CommScope Holding *	17,500	666
CoStar Group *	2,500	659
DST Systems	5,000	308
Electronic Arts *	11,200	1,184
F5 Networks, Cl A *	4,600	584
First Data, Cl A *	6,800	124
Fiserv, Cl A *	3,200	391
Fortinet *	1,600	60
Hackett Group	4,700	73
Intuit	4,400	584
IPG Photonics *	200	29
Jabil Circuit	7,000	204
Juniper Networks	24,900	694
KLA-Tencor	5,000	458
Lam Research	6,300	891
Leidos Holdings	10,900	563
Maxim Integrated Products	16,200	727
Micron Technology *	17,400	520
Motorola Solutions	8,500	737
NetApp	17,800	713
Nvidia	3,200	463
ON Semiconductor *	27,400	385
Red Hat *	1,800	172
Semtech *	5,600	200
Skyworks Solutions	9,000	864
SS&C Technologies Holdings	4,000	154
Symantec, Cl A	13,100	370
Synopsys *	10,500	766
Total System Services	9,700	565
Western Digital	8,700	771

		18,663

Materials – 6.0%
Alcoa	16,000	523
Cabot	5,000	267
Chemours	1,600	61

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crown Holdings *	11,700	$698
Freeport-McMoRan, Cl B *	49,300	592
LyondellBasell Industries, Cl A	2,200	186
Newmont Mining	17,200	557
Owens-Illinois *	26,800	641
Packaging Corp of America	6,300	702
Reliance Steel & Aluminum	2,100	153
Southern Copper	17,500	606
Steel Dynamics	20,700	741
Trinseo	1,300	89
Vulcan Materials	1,400	177
WestRock	13,700	776

		6,769

Real Estate – 9.3%
Apple Hospitality ‡	16,000	299
Ashford Hospitality Prime ‡	13,300	137
Ashford Hospitality Trust ‡	13,300	81
Brixmor Property Group ‡	22,600	404
CBRE Group, Cl A *	21,000	764
Chesapeake Lodging Trust ‡	14,400	352
Colony NorthStar, Cl A ‡	21,468	303
CoreCivic ‡	20,500	565
DDR ‡	6,600	60
Equity Commonwealth *‡	9,500	300
Franklin Street Properties ‡	16,400	182
GEO Group ‡	20,850	617
HCP ‡	12,800	409
Hospitality Properties Trust ‡	8,600	251
Host Hotels & Resorts ‡	15,600	285
InfraREIT ‡	7,500	144
Outfront Media ‡	24,000	555
Park Hotels & Resorts	14,100	380
ProLogis ‡	14,600	856
RMR Group	1,900	92
SBA Communications, Cl A *‡	6,300	850
Spirit Realty Capital ‡	60,600	449
Tier ‡	2,200	41
VEREIT ‡	82,000	667
Weyerhaeuser ‡	15,300	513
WP Carey ‡	9,000	594
Xenia Hotels & Resorts ‡	18,500	358

		10,508

Telecommunication Services – 0.8%
Telephone & Data Systems	21,300	591
T-Mobile US *	500	30
US Cellular *	6,600	253

		874

Utilities – 5.8%
AES	59,700	663

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atmos Energy	8,700	$722
Centerpoint Energy	26,300	720
DTE Energy	5,100	540
Eversource Energy	9,400	571
FirstEnergy	25,500	744
MDU Resources Group	18,600	487
NiSource	6,800	172
PPL	22,300	862
Public Service Enterprise Group	10,400	447
UGI	14,300	692

		6,620

Total Common Stock (Cost $98,292) ($ Thousands)		108,693

AFFILIATED PARTNERSHIP – 1.3%
SEI Liquidity Fund, L.P. 1.080% **†(B)	1,412,216	1,412

Total Affiliated Partnership (Cost $1,412) ($ Thousands)		1,412

CASH EQUIVALENT – 4.1%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	4,668,701	4,669

Total Cash Equivalent (Cost $4,669) ($ Thousands)		4,669

Total Investments – 101.2% (Cost $104,373) ($ Thousands) @		$114,774

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	6	Sep-2017	$(4)

Percentages are based on Net Assets of $113,458 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $1,396 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $1,412 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Mid-Cap Fund (Concluded)

Cl – Class

L.P. – Limited Partnership

S&P – Standard & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $104,373 ($ Thousands), and the unrealized appreciation and depreciation were $14,810 ($ Thousands) and $(4,409) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$108,693	$–	$–	$108,693
Affiliated Partnership	–	1,412	–	1,412
Cash Equivalent	4,669	–	–	4,669

Total Investments in Securities	$113,362	$1,412	$–	$114,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(4)	$–	$–	$(4)

Total Other Financial Instruments	$(4)	$–	$–	$(4)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$5,714	$8,422	$(12,724)	$–	$–	$1,412	$18
SEI Daily Income Trust, Government Fund, Cl F	2,189	29,865	(27,385)	–	–	4,669	17

Totals	$7,903	$38,287	$(40,109)	$–	$–	$6,081	$35

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 9.2%
Aaron’s	13,381	$521
AMC Entertainment Holdings, Cl A	2,363	54
AMC Networks, Cl A *	35,296	1,885
Aramark	251,461	10,305
Autozone *	4,800	2,738
Bed Bath & Beyond	101,622	3,089
Big Lots	104,306	5,038
BJ’s Restaurants *	4,681	174
Bridgepoint Education *	23,784	351
Brinker International	35,274	1,344
Brunswick	24,318	1,525
Cable One	928	660
Canadian Tire, Cl A	30,700	3,488
Cheesecake Factory	100,737	5,067
Children’s Place	46,400	4,737
Comcast, Cl A	170,200	6,624
Cooper Tire & Rubber	12,465	450
Cooper-Standard Holdings *	7,441	751
Cracker Barrel Old Country Store	4,800	803
Darden Restaurants	135,545	12,259
Del Frisco’s Restaurant Group *	9,995	161
Denny’s, Cl A *	9,349	110
Dollar General	65,245	4,704
Domino’s Pizza	1,978	418
Escalade	5,725	75
Foot Locker, Cl A	39,800	1,961
Gap	67,590	1,486
General Motors	6,779	237
Golden Entertainment *	5,826	121
Graham Holdings, Cl B	1,487	892
Grand Canyon Education *	8,320	652
H&R Block	71,476	2,209
John Wiley & Sons, Cl A	1,662	88
Kohl’s	89,800	3,473
Lear	18,942	2,691
Macy’s	37,300	867
Magna International, Cl A	7,252	336
McDonald’s	25,053	3,837
Michael Kors Holdings *	7,174	260
MSG Networks *	47,561	1,068
Murphy USA *	58,900	4,365
NVR *	1,582	3,814
Office Depot	161,631	912
PetMed Express	14,369	583
Regal Entertainment Group, Cl A	25,239	516
Sally Beauty Holdings *	142,800	2,892
Scripps Networks Interactive, Cl A	51,600	3,525
Six Flags Entertainment	24,452	1,458
Sturm Ruger	74,100	4,605
Target, Cl A	200,400	10,479
Taylor Morrison Home, Cl A *	23,490	564

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ulta Beauty *	29,966	$8,610
Urban Outfitters *	117,838	2,185
Viacom, Cl B	40,400	1,356
Visteon *	3,518	359
Walt Disney	123,519	13,124
Yum China Holdings *	92,951	3,665

		150,521

Consumer Staples — 16.4%
Altria Group	287,513	21,411
Blue Buffalo Pet Products *	23,955	546
Bunge	107,639	8,030
Calavo Growers	10,953	756
Cal-Maine Foods	5,155	204
Campbell Soup	70,900	3,697
Clorox	28,015	3,733
Coca-Cola	88,049	3,949
Colgate-Palmolive	116,497	8,636
Costco Wholesale	73,024	11,679
CVS Health	112,600	9,060
Dean Foods	146,830	2,496
Dr Pepper Snapple Group	203,897	18,577
Flowers Foods	216,147	3,741
Fresh Del Monte Produce	108,343	5,516
General Mills	59,058	3,272
Hershey	7,803	838
Ingredion	50,804	6,056
J&J Snack Foods	5,929	783
Kellogg	33,596	2,334
Kimberly-Clark	90,119	11,635
Kroger	361,649	8,434
Lamb Weston Holdings	64,597	2,845
Lancaster Colony	10,346	1,269
McCormick	101,092	9,857
Medifast	4,108	170
Metro, Cl A	92,100	3,027
National Beverage, Cl A	2,338	219
Nu Skin Enterprises, Cl A	5,920	372
PepsiCo	144,888	16,733
Philip Morris International	107,140	12,584
Pinnacle Foods	58,802	3,493
Procter & Gamble	145,553	12,685
Sanderson Farms	56,419	6,525
Snyder’s-Lance	7,954	275
Sysco, Cl A	240,391	12,099
Turning Point Brands *	7,698	118
Tyson Foods, Cl A	161,079	10,088
Universal	41,852	2,708
USANA Health Sciences *	2,400	154
Vector Group	49,650	1,058

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wal-Mart Stores	463,080	$35,046

		266,708

Energy — 1.0%
ExxonMobil	111,500	9,002
Marathon Petroleum	68,484	3,584
Overseas Shipholding Group, Cl A *	11,739	31
Par Petroleum *	8,872	160
Valero Energy	63,505	4,284

		17,061

Financials — 14.4%
Access National	1,704	45
ACNB	966	30
Aflac	102,823	7,987
AGNC Investment ‡	55,100	1,173
Allied World Assurance Holdings	47,000	2,486
Allstate	140,035	12,385
American Financial Group	39,084	3,884
American National Insurance	3,738	435
Annaly Capital Management ‡	516,100	6,219
Arch Capital Group *	90,931	8,483
Argo Group International Holdings	5,484	332
Aspen Insurance Holdings	76,449	3,811
Assurant	6,765	701
Assured Guaranty	63,492	2,650
Athene Holding, Cl A *	29,717	1,474
Atlas Financial Holdings *	9,959	148
Axis Capital Holdings	231,674	14,980
Baldwin & Lyons, Cl B	14,362	352
Bank of Marin Bancorp	1,723	106
Bank of NT Butterfield & Son	31,168	1,063
BankUnited	32,957	1,111
BB&T	44,500	2,021
Berkshire Hathaway, Cl B *	75,500	12,787
Blue Capital Reinsurance Holdings	6,587	121
BOK Financial	14,596	1,228
Capitol Federal Financial	66,277	942
Carolina Financial	11,871	384
CBOE Holdings	93,375	8,535
Charter Financial	11,684	210
CME Group	60,812	7,616
Codorus Valley Bancorp	1,123	32
Employers Holdings	1,073	45
Enstar Group *	3,173	630
Essent Group *	33,759	1,254
Everest Re Group	98,765	25,145
Farmers Capital Bank	10,047	387
First Business Financial Services	10,525	243
First Foundation *	11,934	196
First Mid-Illinois Bancshares	3,568	122
Genworth MI Canada	71,000	1,951

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Green Dot, Cl A *	23,086	$890
Houlihan Lokey, Cl A	10,707	374
Intercontinental Exchange	58,482	3,855
International. FCStone *	1,201	45
Invesco Mortgage Capital ‡	25,452	425
James River Group Holdings	8,608	342
LendingTree *	2,255	388
MBT Financial	8,074	78
MFA Financial ‡	803,853	6,744
Morningstar, Cl A	5,095	399
National Bank Holdings, Cl A	16,867	559
National Bank of Canada	96,800	4,064
National Commerce *	6,258	248
National General Holdings	26,359	556
New Mountain Finance	142,100	2,068
Nicolet Bankshares *	6,867	376
NMI Holdings, Cl A *	18,050	207
Old Line Bancshares	13,809	389
Old Second Bancorp	15,242	176
PennyMac Financial Services, Cl A *	23,611	394
Peoples Financial Services	3,575	156
People’s Utah Bancorp	1,337	36
PJT Partners	7,563	304
Popular	28,477	1,188
ProAssurance	19,684	1,197
Progressive	65,277	2,878
Prudential Financial	9,298	1,006
Reinsurance Group of America, Cl A	28,810	3,699
RenaissanceRe Holdings	65,934	9,168
RLI	8,944	489
Royal Bank of Canada	58,700	4,256
S&P Global	28,248	4,124
Safety Insurance Group	6,911	472
Southern First Bancshares *	1,667	62
Southern Missouri Bancorp	1,658	54
Starwood Property Trust ‡	112,600	2,521
Stewart Information Services	6,619	300
Territorial Bancorp	1,427	45
TFS Financial	1,306	20
Third Point Reinsurance *	4,325	60
Travelers	125,308	15,855
TriState Capital Holdings *	579	15
United Financial Bancorp	107,408	1,793
Unum Group	23,576	1,099
US Bancorp	104,936	5,448
Validus Holdings	235,678	12,248
Virtu Financial, Cl A	51,473	909
Voya Financial	68,049	2,510
Washington Federal	19,100	634
Waterstone Financial	17,315	326
Wells Fargo	90,400	5,009

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
White Mountains Insurance Group	303	$263

		234,425

Health Care — 16.0%
Abbott Laboratories	18,093	880
AbbVie	63,200	4,583
AmerisourceBergen, Cl A	63,022	5,957
Amgen, Cl A	35,233	6,068
Anthem	48,900	9,200
AxoGen *	6,859	115
Baxter International	281,243	17,026
Biogen *	8,489	2,304
Bio-Rad Laboratories, Cl A *	14,688	3,324
Bristol-Myers Squibb	49,966	2,784
Cardinal Health	68,418	5,331
Catalent *	57,731	2,026
Centene *	7,666	612
Chemed	12,514	2,559
Cigna	8,270	1,384
DaVita *	28,831	1,867
Eli Lilly	65,252	5,370
Enzo Biochem *	54,812	605
Express Scripts Holding *	76,936	4,912
Gilead Sciences	51,985	3,680
Haemonetics *	15,348	606
HCA Healthcare *	59,381	5,178
HealthSouth	26,043	1,260
Henry Schein *	7,479	1,369
Heska *	8,619	880
Hill-Rom Holdings	3,338	266
Humana	13,337	3,209
ICON *	21,296	2,083
ICU Medical *	5,492	947
Johnson & Johnson	284,963	37,698
Laboratory Corp of America Holdings *	43,548	6,713
LeMaitre Vascular	26,180	817
Mallinckrodt *	13,213	592
Masimo *	10,546	962
McKesson	19,944	3,282
Merck	540,777	34,658
NeoGenomics *	4,233	38
Owens & Minor	108,393	3,489
Pfizer	836,572	28,100
Prestige Brands Holdings, Cl A *	13,220	698
Quest Diagnostics	98,287	10,926
Quintiles Transnational *	4,642	415
Tactile Systems Technology *	18,933	541
Teleflex	47,140	9,794
Tivity Health *	7,631	304
United Therapeutics *	15,275	1,982
UnitedHealth Group	60,230	11,168
Utah Medical Products	6,072	440

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Varian Medical Systems *	35,967	$3,711
Vertex Pharmaceuticals *	7,394	953
Vocera Communications *	30,216	798
Waters *	9,210	1,693
WellCare Health Plans *	2,672	480
Zoetis, Cl A	58,434	3,645

		260,282

Industrials — 8.2%
3M	9,651	2,009
Alaska Air Group	6,099	547
American Airlines Group	17,209	866
Blue Bird *	19,903	338
Boeing	45,900	9,077
Danaher, Cl A	5,329	450
Deere	63,600	7,860
Delta Air Lines, Cl A	72,480	3,895
Expeditors International of Washington	36,941	2,086
FedEx	15,900	3,456
Hawaiian Holdings *	16,829	790
JetBlue Airways *	25,685	586
Landstar System	47,800	4,092
Lockheed Martin	35,643	9,895
ManpowerGroup	16,872	1,884
MSC Industrial Direct, Cl A	20,311	1,746
Northrop Grumman	28,208	7,241
Owens Corning	54,682	3,659
Raytheon	39,400	6,362
Republic Services	180,600	11,510
Southwest Airlines, Cl A	26,652	1,656
Spirit AeroSystems Holdings, Cl A	57,775	3,347
Spirit Airlines *	15,212	786
United Continental Holdings *	47,515	3,576
United Parcel Service, Cl B	117,403	12,984
United Technologies	74,500	9,097
Waste Management	315,849	23,168

		132,963

Information Technology — 12.2%
Adobe Systems *	24,848	3,515
Alphabet, Cl A *	1,974	1,835
Amdocs	406,289	26,189
Amkor Technology *	84,695	828
Appfolio, Cl A *	1,905	62
Apple	122,446	17,635
Applied Materials	82,627	3,413
Aspen Technology *	65,091	3,597
Atlassian, Cl A *	34,949	1,230
Booz Allen Hamilton Holding, Cl A	147,269	4,792
Broadridge Financial Solutions	8,745	661
CA	133,402	4,598
Cadence Design Systems *	63,335	2,121

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cardtronics *	2,065	$68
CDK Global	5,388	334
CDW	10,584	662
Cisco Systems	293,400	9,183
Citrix Systems *	43,474	3,460
CommVault Systems *	1,349	76
Convergys	97,600	2,321
Corning, Cl B	105,200	3,161
CSG Systems International	10,512	427
Dell Technologies - VMware, Cl V *	92,075	5,627
DST Systems	730	45
eBay *	172,039	6,008
F5 Networks, Cl A *	3,650	464
Forrester Research	23,392	916
HP	60,877	1,064
IAC *	19,104	1,972
Intel	302,674	10,212
International Business Machines	73,000	11,230
Intuit	27,596	3,665
Jabil Circuit	91,536	2,672
Juniper Networks	10,075	281
KLA-Tencor	12,002	1,098
Micron Technology *	10,415	311
Microsoft	32,424	2,235
MINDBODY, Cl A *	14,526	395
Motorola Solutions	105,193	9,124
NetApp	103,750	4,155
ON Semiconductor *	16,387	230
Oracle, Cl B	166,441	8,345
Planet Payment *	8,450	28
Qualcomm	126,000	6,958
RealPage *	26,058	937
Sanmina *	13,464	513
Square, Cl A *	111,563	2,617
Sykes Enterprises *	5,752	193
Symantec, Cl A	326,402	9,221
Synopsys *	50,050	3,650
TE Connectivity	6,534	514
Tech Data *	30,000	3,030
Teradyne	102,309	3,072
VeriSign *	41,600	3,867
Western Union	154,100	2,936

		197,753

Materials — 1.6%
Avery Dennison	44,400	3,924
Bemis	105,684	4,888
GCP Applied Technologies *	3,914	119
Kaiser Aluminum	26,200	2,319
LyondellBasell Industries, Cl A	28,057	2,368
Pan American Silver	61,870	1,041
Schweitzer-Mauduit International	60,500	2,252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silgan Holdings	23,800	$756
Sonoco Products	103,900	5,343
Trinseo	46,600	3,201

		26,211

Real Estate — 3.6%
Anworth Mortgage Asset ‡	93,474	562
Apollo Commercial Real Estate Finance ‡	209,092	3,879
Apple Hospitality	186,384	3,487
Brixmor Property Group ‡	145,800	2,607
Capstead Mortgage ‡	106,351	1,109
Chimera Investment ‡	11,884	221
City Office	25,978	330
Easterly Government Properties ‡	40,203	842
Four Corners Property Trust ‡	21,473	539
Gaming and Leisure Properties ‡	66,724	2,513
Getty Realty ‡	6,437	162
Great Ajax ‡	7,494	105
Hospitality Properties Trust ‡	42,833	1,249
Host Hotels & Resorts ‡	137,341	2,509
LaSalle Hotel Properties ‡	92,711	2,763
Mack-Cali Realty ‡	22,646	615
Mid-America Apartment Communities ‡	34,700	3,657
Monogram Residential Trust ‡	89,040	865
MTGE Investment	59,245	1,114
National Health Investors ‡	57,000	4,514
New Residential Investment ‡	9,016	140
Outfront Media ‡	4,431	102
Owens Realty Mortgage ‡	5,035	85
Piedmont Office Realty Trust, Cl A ‡	307,292	6,478
PS Business Parks ‡	7,787	1,031
Retail Properties of America, Cl A ‡	315,600	3,853
RLJ Lodging Trust ‡	24,335	483
RMR Group	8,609	419
Ryman Hospitality Properties	9,041	579
Select Income ‡	15,967	384
Senior Housing Properties Trust ‡	156,600	3,201
Sun Communities ‡	7,627	669
Tanger Factory Outlet Centers ‡	23,300	605
Two Harbors Investment ‡	644,000	6,382

		58,053

Telecommunication Services — 5.1%
AT&T	740,392	27,935
BCE	82,400	3,705
Hawaiian Telcom Holdco *	11,863	297
Nippon Telegraph & Telephone ADR	86,900	4,095
NTT DoCoMo ADR	260,300	6,156
Rogers Communications, Cl B	13,165	622
SK Telecom ADR	191,000	4,903
TELUS	196,372	6,772

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications	656,295	$29,310

		83,795

Utilities — 10.2%
AES	161,834	1,798
ALLETE	10,633	762
Ameren	111,000	6,068
American Electric Power	230,540	16,016
AquaVenture Holdings *	4,626	70
Avista	12,265	521
California Water Service Group, Cl A	9,522	350
Centerpoint Energy	128,620	3,522
Chesapeake Utilities	7,406	555
CMS Energy	76,614	3,543
Consolidated Edison	86,400	6,983
DTE Energy	24,700	2,613
Edison International	136,510	10,674
El Paso Electric, Cl A	24,847	1,285
Entergy	163,387	12,543
Exelon	645,955	23,300
FirstEnergy	229,300	6,686
Hawaiian Electric Industries	97,419	3,154
Idacorp, Cl A	16,702	1,426
Korea Electric Power ADR	172,200	3,094
MGE Energy	4,670	301
Northwest Natural Gas	17,621	1,055
NorthWestern	21,996	1,342
OGE Energy	6,909	240
PG&E	101,509	6,737
Pinnacle West Capital	59,759	5,089
PNM Resources	17,377	665
Portland General Electric	193,105	8,823
PPL	278,832	10,780
Public Service Enterprise Group	263,097	11,316
SCANA	80,300	5,381
Southwest Gas Holdings	9,490	693
Spire	2,642	184
Unitil	22,335	1,079
Vectren	6,761	395
Xcel Energy	137,788	6,322

		165,365

Total Common Stock (Cost $1,338,193) ($ Thousands)		1,593,137

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	32,654,471	$32,654

Total Cash Equivalent (Cost $32,654) ($ Thousands)		32,654

Total Investments — 99.9% (Cost $1,370,847) ($ Thousands) @		$1,625,791

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	166	Sep-2017	$(113)

Percentages are based on Net Assets of $1,626,872 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,370,847 ($ Thousands), and the unrealized appreciation and depreciation were $288,157 ($ Thousands) and $(33,213)

($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,593,137	$–	$–	$1,593,137
Cash Equivalent	32,654	–	–	32,654

Total Investments in Securities	$1,625,791	$–	$–	$1,625,791

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(113)	$—	$—	$(113)

Total Other Financial Instruments	$(113)	$—	$—	$(113)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$39,118	$317,732	$(324,196)	$ —	$ —	$32,654	$95

Totals	$39,118	$317,732	$(324,196)	$ —	$ —	$32,654	$95

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%
Australia — 3.5%
AGL Energy	288,364	$5,640
ASX	4,753	195
Aurizon Holdings	553,239	2,274
AusNet Services	581,811	774
Coca-Cola Amatil	354,615	2,511
Cochlear	8,786	1,048
Computershare	266,174	2,887
Crown Resorts	36,583	345
CSL	73,858	7,820
Flight Centre Travel Group	38,106	1,119
Harvey Norman Holdings	35,035	103
LendLease Group	186,932	2,387
Orica	55,091	874
Sonic Healthcare	65,391	1,215
South32	1,019,093	2,095
Stockland ‡	191,390	643
Telstra, Cl B	1,635,953	5,396
Wesfarmers	380,146	11,699

		49,025

Austria — 1.5%
Agrana Beteiligungs	4,280	558
Erste Group Bank	16,661	637
EVN	5,476	82
Oberbank	594	53
Oesterreichische Post	72,220	3,133
OMV	33,158	1,718
POLYTEC Holding	8,743	164
Raiffeisen Bank International	32,776	826
Telekom Austria, Cl A	91,176	715
UNIQA Insurance Group	29,202	272
Verbund	81,336	1,548
voestalpine	238,610	11,104

		20,810

Belgium — 0.7%
Colruyt	97,504	5,129
Elia System Operator	14,080	796
Proximus SADP	119,495	4,175
Sipef	1,318	95

		10,195

Canada — 7.6%
Atco, Cl I	122,277	4,775
Bank of Montreal	135,517	9,936
Barrick Gold	183,900	2,921
BCE	176,983	7,970
BTB ‡	7,200	26
Canadian Imperial Bank of Commerce	61,668	5,004
Canadian Tire, Cl A	16,200	1,841
Canadian Utilities, Cl A	44,008	1,412
CCL Industries, Cl B	79,000	3,991

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cineplex	6,510	$265
Constellation Software	2,600	1,358
Dollarama	40,800	3,893
Emera	125,729	4,667
Empire, Cl A	2,500	43
First Capital Realty	32,593	496
George Weston	78,043	7,054
Goldcorp	41,600	536
H&R ‡	102,400	1,736
Intact Financial	37,300	2,814
Jean Coutu Group PJC, Cl A	28,100	431
Kinross Gold *	361,100	1,465
Loblaw	70,100	3,894
Maple Leaf Foods	47,627	1,201
Metro, Cl A	118,200	3,884
Morguard ‡	5,637	63
Morguard North American Residential	4,900	58
National Bank of Canada	216,700	9,099
Open Text	24,907	785
Pure Industrial Real Estate Trust ‡	164,000	869
RioCan ‡	106,800	1,979
Rogers Communications, Cl B	246,510	11,626
Royal Bank of Canada	7,386	535
Saputo	40,800	1,296
Shaw Communications, Cl B	267,701	5,831
Toronto-Dominion Bank	86,194	4,337

		108,091

Denmark — 2.0%
Carlsberg, Cl B	91,305	9,742
Coloplast, Cl B	9,610	802
GN Store Nord	144,323	4,209
ISS	23,100	906
Novo Nordisk, Cl B	144,432	6,177
Royal Unibrew	32,334	1,549
Schouw	6,845	733
TDC	183,069	1,063
United International Enterprises	266	56
William Demant Holding *	108,836	2,813

		28,050

Finland — 0.1%
DNA	1,910	30
Orion, Cl A	2,673	170
Orion, Cl B	12,022	767
Raisio, Cl V	10,444	43

		1,010

France — 1.3%
Aeroports de Paris, Cl A	12,008	1,935
Albioma	4,242	98
Atos	5,857	821
Boiron	654	64

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Credit Agricole	391,673	$6,292
Dassault Aviation	1,216	1,696
Engie	226,917	3,420
Eutelsat Communications	23,696	604
GL Events	3,124	88
Groupe Guillin	3,090	142
Metropole Television	20,142	468
Rallye	14,608	300
Rubis SCA	10,376	1,175
SPIE	20,569	617
Vilmorin & Cie	2,344	191

		17,911

Germany — 1.2%
Aareal Bank	20,964	830
Bijou Brigitte	483	33
Celesio	11,402	348
Freenet	166,756	5,311
KWS Saat	697	274
MAN	2,451	262
Merck KGaA	38,721	4,670
Metro AG	68,795	2,319
MVV Energie	2,427	63
Rhoen Klinikum	99,275	2,895
Suedzucker	27,344	569
Wuestenrot & Wuerttembergische	2,490	54

		17,628

Guernsey — 0.6%
Amdocs	141,376	9,113

Hong Kong — 4.4%
ASM Pacific Technology	342,900	4,634
BOC Hong Kong Holdings	424,500	2,031
CK Infrastructure Holdings	580,000	4,874
CLP Holdings, Cl B	1,624,656	17,190
First Pacific	756,000	558
Guoco Group	8,000	92
HK Electric Investments & HK Electric Investments (A)	1,691,500	1,556
HKT Trust & HKT	2,487,000	3,262
Hong Kong Aircraft Engineering	12,000	82
Hongkong & Shanghai Hotels	98,500	178
Hopewell Holdings	52,000	198
Hutchison Port Holdings, Cl U	1,348,000	580
Hysan Development	47,000	224
Kerry Properties	257,000	872
Li & Fung	378,000	138
Link ‡	736,000	5,600
Miramar Hotel & Investment	70,000	162
MTR	539,000	3,035
New World Development	437,000	555
NWS Holdings	238,000	468
PCCW	1,947,000	1,107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Power Assets Holdings	343,500	$3,034
Regal Hotels International Holdings	340,000	298
Shangri-La Asia	332,000	563
Sun Hung Kai Properties	17,000	250
Sunlight ‡	233,000	153
Swire Pacific, Cl A	103,000	1,006
Transport International Holdings, Cl B	56,800	184
WH Group (A)	5,417,500	5,469
Wharf Holdings	35,000	290
Wheelock	195,000	1,471
Yue Yuen Industrial Holdings	549,500	2,281

		62,395

Ireland — 0.1%
Hibernia ‡	341,851	536
UDG Healthcare	22,663	255

		791

Israel — 1.6%
Amot Investments	110,328	578
Ashtrom Group	16,195	54
Bank Hapoalim	1,388,058	9,362
Bank Leumi Le-Israel	1,523,061	7,408
Big Shopping Centers	2,164	154
Electra Consumer Products 1970	2,233	45
Foresight Autonomous Holdings *	168,864	278
Israel Discount Bank, Cl A *	1,312,866	3,461
Maabarot Products	1,705	32
Mediterranean Towers	18,208	31
Rami Levi Chain Stores Hashikma Marketing 2006	2,045	100
Shufersal	145,438	764
Strauss Group	7,046	138

		22,405

Italy — 1.1%
Banca Mediolanum	394,738	3,271
Hera	1,651,751	5,041
Iren	234,958	544
Orsero *	2,700	41
Terna Rete Elettrica Nazionale	1,165,967	6,285

		15,182

Japan — 7.5%
Aeon Hokkaido	17,100	92
Ahjikan	2,500	28
Albis	4,900	224
Alfresa Holdings	9,400	181
Alpen	38,669	689
Amiyaki Tei	1,100	41
Asante	2,200	38
Astellas Pharma	118,300	1,447
Atsugi	139,000	150
Bookoff	6,100	43

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brother Industries	37,400	$863
Can Do	4,500	68
Canon	133,200	4,524
Central Sports	2,800	112
Computer Institute of Japan	24,800	125
Daiichi Sankyo	185,579	4,372
Daisyo	1,700	27
Dunlop Sports	7,921	79
Dydo Drinco	36,590	1,843
Earth Chemical	20,300	1,044
EDION	39,200	356
Eisai	61,600	3,402
EMS-Chemie Holding	4,333	3,199
Feed One	91,900	187
Fujitsu	302,000	2,225
Fujiya	17,100	382
G-7 Holdings, Cl 7	9,000	173
Gakkyusha	2,900	40
HABA Laboratories	1,500	49
Hakudo	2,200	33
Heiwa	3,000	67
Hoya	52,400	2,720
Idemitsu Kosan	6,000	170
Imuraya Group	1,200	25
Invesco Office	514	480
Itochu-Shokuhin	2,003	84
Japan Logistics Fund ‡	151	314
Japan Tobacco	113,100	3,973
J-Oil Mills	2,500	89
Kadoya Sesame Mills	1,000	45
Kato Sangyo	29,100	781
KDDI	96,100	2,544
Keiyo	42,700	297
Key Coffee	1,600	31
King Jim	3,200	27
Kohnan Shoji	69,746	1,299
Kohsoku	2,600	25
Koike-ya	400	18
Kourakuen Holdings	5,500	89
Kurimoto	8,700	158
Kyokuyo	14,200	391
KYORIN Holdings	86,800	1,925
Kyoritsu Printing	19,100	57
Kyoto Kimono Yuzen	9,200	77
LaSalle Logiport	812	819
Mars Engineering	2,500	55
Marubeni	332,300	2,147
Marudai Food	42,636	200
Maruha Nichiro	67,673	1,788
Maruzen CHI Holdings *	10,800	35
Matsuya Foods	20,216	757
McDonald’s Holdings Japan	36,700	1,408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medipal Holdings	18,300	$338
Ministop	47,755	1,000
Mitsubishi	43,300	908
Mitsubishi Gas Chemical	105,900	2,238
Mitsubishi Tanabe Pharma	294,400	6,802
Mitsui	207,300	2,962
Mitsui Sugar	16,800	487
Miyoshi Oil & Fat	7,600	97
Mochida Pharmaceutical	6,300	454
Mory Industries	4,000	82
MOS Food Services	58,058	1,785
Mr Max	76,103	370
NAC	3,100	28
Nakamuraya	900	41
Nihon Yamamura Glass	101,000	164
Nintendo	8,100	2,716
NIPPON	174	461
Nippon Beet Sugar Manufacturing	5,000	96
Nippon BS Broadcasting	8,200	91
Nippon Express	150,000	939
Nippon Flour Mills	68,534	1,099
Nippon Koshuha Steel	59,000	44
Nippon Valqua Industries	1,600	32
Nisshin Oillio Group	229,760	1,348
Nissui Pharmaceutical	6,700	82
NTT DOCOMO	256,700	6,059
Ohmoto Gumi	4,000	32
Ohsho Food Service	6,400	244
Okinawa Electric Power	78,210	1,787
Okuwa	10,000	115
Ootoya Holdings	1,500	27
Oracle Japan	42,600	2,764
Osaka Gas	832,000	3,402
Parco	17,800	214
PIA	2,700	91
Plenus	25,400	536
Proto	3,600	56
Renaissance	3,200	56
Rock Field	18,762	322
Sagami Chain	6,300	79
Satori Electric	8,400	62
SD Entertainment	4,200	50
Sega Sammy Holdings	10,900	147
Senshukai	9,500	68
Shikibo	82,000	107
Shimachu	5,000	119
Shoei Foods	4,700	139
Showa Sangyo	29,000	160
Soken Chemical & Engineering	3,400	44
ST	7,000	164
Starzen	12,700	556
Studio Alice	17,532	357

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo	35,200	$458
Sumitomo Dainippon Pharma	96,900	1,322
Suzuken	8,474	281
Taiko Pharmaceutical	20,900	412
Taisho Pharmaceutical Holdings	3,500	266
Takara Holdings	86,700	903
Takeda Pharmaceutical	6,500	330
Tokai	4,805	190
Tokyo Gas	102,000	530
Tokyo Theatres	169,000	214
Toppan Printing	96,000	1,053
Trend Micro	41,000	2,113
Tsumura	61,300	2,488
United Super Markets Holdings	28,400	300
VIA Holdings	18,900	164
Vital KSK Holdings	59,400	484
WIN-Partners	9,200	106
Yamatane	4,000	58
Yasuda Logistics	7,900	52
Yellow Hat	9,500	227
Yoshinoya Holdings	177,004	2,952
Zensho Holdings	14,800	269
ZERIA Pharmaceutical	19,300	357

		106,881

Luxembourg — 0.2%
RTL Group	18,720	1,411
SES, Cl A	68,546	1,605

		3,016

Netherlands — 0.2%
ABN AMRO Group GDR (A)	30,351	803
Amsterdam Commodities	1,871	61
ForFarmers	15,230	171
Heineken Holding	10,566	967
Sligro Food Group	7,802	343

		2,345

New Zealand — 2.1%
Argosy Property ‡	361,070	275
Arvida Group	198,566	195
Auckland International Airport	761,530	3,976
Chorus	401,827	1,362
Contact Energy	1,403,586	5,354
EBOS Group	12,880	165
Fisher & Paykel Healthcare	604,761	5,070
Fletcher Building	509,693	2,982
Freightways	22,267	125
Genesis Energy	72,181	128
Goodman Property Trust ‡	408,851	374
Kiwi Property Group ‡	541,996	560
Mainfreight	3,460	59
Mercury NZ	591,544	1,438

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Energy	129,503	$276
Property for Industry	67,432	81
Ryman Healthcare	181,369	1,101
Sanford	10,470	54
Sky City Entertainment Group	706,852	2,112
Spark New Zealand	1,573,533	4,355
Trustpower	3,881	15
Vector	64,001	156
Vital Healthcare Property Trust ‡	32,417	54

		30,267

Norway — 1.6%
Austevoll Seafood	16,866	143
Leroey Seafood Group	64,814	351
Marine Harvest	209,655	3,577
Norsk Hydro	446,744	2,468
Orkla	1,036,596	10,500
Selvaag Bolig	11,051	42
Telenor	314,313	5,197

		22,278

Panama — 0.3%
Carnival	76,433	5,012

Portugal — 0.1%
Redes Energeticas Nacionais	665,000	2,079

Singapore — 1.5%
AIMS AMP Capital Industrial	53,700	58
Ascendas Hospitality Trust ‡	130,400	78
BreadTalk Group	39,300	43
Cache Logistics Trust ‡	244,700	163
CapitaLand Commercial Trust ‡	2,430,200	2,930
CapitaMall Trust ‡	933,600	1,339
CDL Hospitality Trusts ‡	206,600	248
ComfortDelGro	731,100	1,221
Far East Hospitality Trust ‡	419,700	204
First ‡	121,400	118
Fraser and Neave	20,400	35
Frasers Hospitality Trust	111,100	59
Genting Singapore	406,100	320
Global Logistic Properties	417,900	868
Mapletree Greater China Commercial Trust ‡	265,000	208
Mapletree Logistics Trust	739,000	641
OUE	55,100	78
OUE Hospitality Trust ‡	142,400	77
SATS	248,900	924
Sheng Siong Group	222,500	160
SIA Engineering	86,100	255
Singapore Airlines	14,000	103
Singapore Press Holdings ‡	586,900	1,377
Singapore Technologies Engineering	286,200	765
Soilbuild Business Space	201,200	105
SPH	90,400	66

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
StarHub	1,766,167	$3,489
Venture	255,359	2,235
Viva Industrial Trust ‡	166,300	107
Wilmar International	1,286,500	3,130

		21,404

Spain — 0.5%
Acciona	5,115	449
Ebro Foods	95,180	2,171
Iberdrola	614,821	4,862

		7,482

Sweden — 2.3%
AarhusKarlshamn	4,573	333
Axfood	322,245	5,372
Catena	2,764	44
Clas Ohlson, Cl B	10,213	196
Cloetta, Cl B	60,697	250
Essity, Cl B *	117,325	3,206
ICA Gruppen	166,319	6,184
Svenska Cellulosa SCA, Cl B	117,325	887
Swedish Match	366,358	12,887
Tele2, Cl B	16,130	169
TeliaSonera	550,774	2,533

		32,061

Switzerland — 6.2%
ABB	146,300	3,618
Allreal Holding, Cl A	18,284	3,313
Alpiq Holding	2,180	187
Baloise Holding	2,611	404
Barry Callebaut	213	293
Bell	243	116
BKW	10,313	606
Chocoladefabriken Lindt & Spruengli	7	489
Coca-Cola HBC	77,480	2,273
Conzzeta	218	216
Dufry *	7,742	1,270
Emmi	487	367
Flughafen Zuerich	16,588	4,077
Forbo Holding	558	915
Intershop Holding	158	79
Kaba Holding	1,291	1,123
Kuehne & Nagel International	898	150
Mobimo Holding	5,838	1,640
Nestle	228,092	19,876
Novartis	172,420	14,368
Panalpina Welttransport Holding	1,484	209
Pargesa Holding	1,821	139
Roche Holding	20,257	5,166
Schindler Holding	11,480	2,432
SGS, Cl B	591	1,433
Siegfried Holding	3,353	948

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sika	109	$701
Sonova Holding	43,215	7,026
Straumann Holding	826	470
Swiss Prime Site	43,495	3,956
Swisscom	11,567	5,589
Valora Holding	8,393	2,686
Ypsomed Holding	8,218	1,664
Zug Estates Holding, Cl B	43	83

		87,882

United Kingdom — 3.5%
A.G. Barr	15,592	125
Aviva	19,043	130
British American Tobacco	32,400	2,203
Britvic	291,862	2,623
Carnival	17,559	1,159
Centrica	134,542	350
Close Brothers Group	78,263	1,534
Cranswick	27,762	1,011
Diageo	267,834	7,892
Eurocell	7,373	25
F&C Investments ‡	27,598	38
Focusrite	6,827	27
G4S	74,168	314
GlaxoSmithKline	292,118	6,206
Grainger	14,911	51
Greggs	119,785	1,680
Imperial Brands	168,922	7,567
John Menzies	14,366	132
Joules Group	33,564	131
Kingfisher	1,629,119	6,363
Mcbride	20,797	51
Melrose Industries	40,201	127
Microgen	14,503	60
Moneysupermarket.com Group	75,250	346
National Express Group	138,234	658
QinetiQ Group	191,591	672
Rank Group	13,575	42
Reckitt Benckiser Group	1,442	146
Rentokil Initial	309,043	1,097
Rightmove	41,784	2,307
Rio Tinto	11,801	573
Sage Group	22,987	205
Secure Income ‡	20,229	91
Softcat	114,574	587
SSE	123,940	2,339
SSP Group	30,951	191
Tate & Lyle	9,411	81
Tritax Big Box ‡	222,506	422
ULS Technology *	3,220	5

		49,561

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States — 45.8%
AbbVie	26,632	$1,931
AGNC Investment ‡	809,764	17,240
Altimmune	6,141	20
Altria Group	186,895	13,918
American National Insurance	3,192	372
AmerisourceBergen, Cl A	10,207	965
Amgen, Cl A	2,550	439
Annaly Capital Management ‡	751,964	9,061
Appfolio, Cl A *	7,492	244
Apple Hospitality ‡	30,958	579
AptarGroup	497	43
Ares Commercial Real Estate ‡	86,492	1,132
AVX	19,461	318
BankFinancial	7,144	107
Baxter International	18,777	1,137
Beneficial Bancorp	223,104	3,347
Berkshire Hathaway, Cl B *	59,964	10,156
Bio-Rad Laboratories, Cl A *	47,156	10,672
Blue Buffalo Pet Products *	57,677	1,316
CACI International, Cl A *	19,295	2,413
Capitol Federal Financial	342,124	4,862
Chemed	52,849	10,809
Church & Dwight	36,141	1,875
Churchill Downs	286	52
Cisco Systems	270,722	8,474
Citizens Financial Group	92,753	3,309
Clorox	106,491	14,189
Coca-Cola	217,458	9,753
Colgate-Palmolive	135,965	10,079
Comcast, Cl A	254,004	9,886
Consolidated Edison	6,054	489
Costco Wholesale	58,852	9,412
Danaher, Cl A	116,227	9,808
Darden Restaurants	49,860	4,509
DaVita HealthCare Partners *	133,753	8,662
Dr Pepper Snapple Group	23,365	2,129
DST Systems	50,788	3,134
EchoStar, Cl A *	4,062	247
Ellington Residential Mortgage ‡	6,136	90
Estee Lauder, Cl A	93,420	8,966
Exelon	221,942	8,005
Expeditors International of Washington	43,064	2,432
Express Scripts Holding *	18,859	1,204
First Northwest Bancorp *	6,976	110
Fresh Del Monte Produce	110,823	5,642
Gap	141,728	3,117
General Electric	284,327	7,680
Gilead Sciences	102,774	7,274
Haemonetics *	3,645	144
Henry Schein *	40,057	7,331
Hershey	19,372	2,080

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hill-Rom Holdings	3,943	$314
Home Depot	63,923	9,806
HRG Group *	7,118	126
Humana	606	146
IAC *	35,296	3,644
Intuitive Surgical *	6,288	5,882
J&J Snack Foods	15,226	2,011
Jack Henry & Associates	29,149	3,028
Johnson & Johnson	151,599	20,055
Kaiser Aluminum	59,837	5,297
Kearny Financial	235,945	3,504
Kellogg	64,509	4,481
Kimball International, Cl B	35,321	589
Kimberly-Clark	75,642	9,766
KLA-Tencor	6,650	609
LifePoint Health *	48,343	3,246
Lincoln National	142,711	9,644
Live Nation *	73,201	2,551
Luminex	7,275	154
Madison Square Garden *	6,697	1,319
ManpowerGroup	60,751	6,783
Masimo *	56,300	5,133
MasterCard, Cl A	49,697	6,036
McDonald’s	106,136	16,256
Medifast	12,397	514
Merck	157,053	10,066
Meridian Bancorp	59,696	1,009
MetLife	184,401	10,131
Mettler Toledo International *	17,574	10,343
MTGE Investment ‡	105,065	1,975
National Healthcare	12,906	905
National Western Life Group, Cl A	1,518	485
NetApp	55,680	2,230
New York Times, Cl A	99,956	1,769
NII Holdings *	239,865	193
Northfield Bancorp	27,753	476
Northrop Grumman	9,690	2,488
NorthStar Realty Europe ‡	141,438	1,793
Northwest Bancshares	249,654	3,897
Oil-Dri Corp of America	1,780	75
Owens & Minor	160,461	5,165
PepsiCo	106,334	12,281
Pfizer	286,099	9,610
Philip Morris International	88,791	10,428
PJT Partners	3,853	155
PRA Health Sciences *	11,334	850
Prestige Brands Holdings, Cl A *	13,188	696
Procter & Gamble	181,412	15,810
Prudential Financial	78,796	8,521
Quest Diagnostics	107,105	11,906
RCI Hospitality Holdings	14,074	336
Reinsurance Group of America, Cl A	37,422	4,805

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Steel & Aluminum	123,148	$8,966
Republic Services	178,981	11,406
Scholastic, Cl B	48,823	2,128
SI Financial Group	2,463	40
Solar Senior Capital	2,221	37
Southern	121,989	5,841
Spectrum Brands Holdings	74,943	9,371
Starwood Property Trust ‡	18,954	424
Sykes Enterprises *	1,842	62
Symantec, Cl A	112,132	3,168
Synopsys *	77,048	5,619
Sysco, Cl A	260,549	13,113
Teleflex	52,522	10,912
Telephone & Data Systems	49,849	1,383
Timberland Bancorp	1,923	49
Travelport Worldwide	32,197	443
Trustco Bank NY	91,826	712
Tyson Foods, Cl A	79,386	4,972
United Parcel Service, Cl B	81,596	9,024
United Therapeutics *	50,917	6,605
UnitedHealth Group	1,311	243
Unitil	16,514	798
Universal	84,470	5,465
Varian Medical Systems *	70,824	7,308
Vector Group	166,236	3,544
VMware, Cl A *	63,569	5,558
Voya Financial	285,179	10,520
Wal-Mart Stores	123,212	9,325
Walt Disney	93,497	9,934
Washington Federal	25,641	851
Waste Management	145,909	10,702
Waterstone Financial	28,550	538
WD-40	1,373	151
Zions Bancorporation	16,735	735

		650,402

Total Common Stock (Cost $1,184,581) ($ Thousands)		1,383,276

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel & KGaA	25,051	3,443

Sweden — 0.0%
Akelius Residential Property	11,767	447

Total Preferred Stock (Cost $3,751) ($ Thousands)		3,890

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
New Zealand — 0.0%
Kiwi Property Group, Expires 07/13/2017	45,166	$ 2

Total Rights (Cost $—) ($ Thousands)		2

	Shares

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	24,591,297	24,591

Total Cash Equivalent (Cost $24,591) ($ Thousands)		24,591

Total Investments — 99.5% (Cost $1,212,923) ($ Thousands) @		$ 1,411,759

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	63	Sep-2017	$(81)
FTSE 100 Index	15	Sep-2017	(29)
Hang Seng Index	2	Jul-2017	(1)
S&P 500 Index E-MINI	89	Sep-2017	(48)
SPI 200 Index	8	Sep-2017	(6)
TOPIX Index	10	Sep-2017	5

			$(160)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:
Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/28/17	USD	104	SGD	144	$1
07/28/17	USD	98	SGD	135	—
07/28/17	USD	133	NOK	1,120	1
07/28/17	USD	123	NOK	1,031	—
07/28/17	USD	180	NZD	247	—
07/28/17	USD	177	NZD	242	—
07/28/17	USD	413	DKK	2,705	3
07/28/17	USD	242	HKD	1,888	—
07/28/17	USD	208	HKD	1,620	—
07/28/17	USD	588	SEK	5,012	8
07/28/17	USD	199	JPY	22,264	—
07/28/17	USD	548	JPY	61,479	—
07/28/17	USD	405	AUD	533	3
07/28/17	USD	362	AUD	472	—
07/28/17	USD	896	GBP	693	5
07/28/17	USD	1,320	CHF	1,266	4
07/28/17	USD	1,747	CAD	2,283	12
07/28/17	USD	39	CAD	51	—
07/28/17	USD	2,044	EUR	1,800	11
07/28/17	SGD	13,286	USD	9,577	(79)
07/28/17	GBP	21,128	USD	26,942	(518)
07/28/17	GBP	35	USD	46	—
07/28/17	NZD	21,344	USD	15,589	(29)
07/28/17	AUD	38,761	USD	29,406	(312)
07/28/17	CHF	46,528	USD	48,029	(645)
07/28/17	CHF	114	USD	119	—
07/28/17	EUR	55,657	USD	62,451	(1,104)
07/28/17	EUR	64	USD	73	—
07/28/17	CAD	66,245	USD	50,053	(987)
07/28/17	DKK	83,550	USD	12,606	(231)
07/28/17	DKK	70	USD	11	—
07/28/17	NOK	97,968	USD	11,556	(148)
07/28/17	SEK	112,800	USD	12,965	(430)
07/28/17	HKD	228,682	USD	29,345	28
07/28/17	JPY	5,712,840	USD	51,332	427
07/28/17	JPY	40,356	USD	359	(1)

					$(3,981)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(374,311)	$370,330	$(3,981)

			$(3,981)

Percentages are based on Net Assets of $1,418,644 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $7,828 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,212,923 ($ Thousands), and the unrealized appreciation and depreciation were $215,417 ($ Thousands) and $(16,581) ($Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,379,862	$3,414	$–	$1,383,276
Preferred Stock	3,890	–	–	3,890
Right	2	–	–	2
Cash Equivalent	24,591	–	–	24,591

Total Investments in Securities	$1,408,345	$3,414	$–	$1,411,759

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$5	$—	$—	$5
Unrealized Depreciation	(165)	—	—	(165)
Forwards Contracts *
Unrealized Appreciation	—	503	—	503
Unrealized Depreciation	—	(4,484)	—	(4,484)

Total Other Financial Instruments	$(160)	$(3,981)	$—	$(4,141)

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Global Managed Volatility Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$83,471	$141,738	$(200,618)	$ —	$ —	$ 24,591	$ 124

Totals	$83,471	$141,738	$(200,618)	$ —	$ —	$ 24,591	$ 124

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 6.6%
Best Buy	13,870	$795
Big Lots	16,600	802
Canadian Tire, Cl A	29,600	3,363
Children’s Place	37,800	3,859
Comcast, Cl A	126,300	4,916
Cooper-Standard Holdings *	21,900	2,209
Dana	22,047	492
Darden Restaurants	52,400	4,739
Dollar General	13,022	939
Dunkin’ Brands Group	28,949	1,596
Fiat Chrysler Automobiles *	30,990	329
Foot Locker, Cl A	45,064	2,221
Graham Holdings, Cl B	1,400	839
Lear	6,268	891
Lowe’s	34,400	2,667
McDonald’s	41,554	6,364
NVR *	696	1,678
Office Depot	57,364	324
Scripps Networks Interactive, Cl A	46,400	3,170
Target, Cl A	114,100	5,966
Taylor Morrison Home, Cl A *	2,620	63
Tenneco	9,630	557
Ulta Beauty *	14,506	4,168
Walt Disney	140,049	14,880

		67,827

Consumer Staples — 17.6%
Altria Group	234,072	17,431
Archer-Daniels-Midland	45,200	1,870
Church & Dwight	123,346	6,399
Clorox	54,877	7,312
Coca-Cola	127,693	5,727
Coca-Cola European Partners	49,400	2,009
Colgate-Palmolive	75,764	5,616
Conagra Brands	123,574	4,419
Costco Wholesale	40,733	6,515
CVS Health	75,600	6,083
Dean Foods	16,040	273
Dr Pepper Snapple Group	127,445	11,612
Hershey	72,705	7,806
Ingredion	29,882	3,562
JM Smucker	33,707	3,989
Kellogg	25,304	1,758
Kimberly-Clark	65,486	8,455
Kroger	159,232	3,713
Lamb Weston Holdings	41,191	1,814
McCormick	72,119	7,032
Metro, Cl A	58,400	1,919
Nu Skin Enterprises, Cl A	30,039	1,888
PepsiCo	98,075	11,327
Philip Morris International	62,123	7,296

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle Foods	5,506	$327
Procter & Gamble	93,908	8,184
Sanderson Farms	28,200	3,261
Sysco, Cl A	161,844	8,146
Tyson Foods, Cl A	81,900	5,129
Universal	16,000	1,035
Wal-Mart Stores	226,005	17,104
Weis Markets	43,300	2,110
Whole Foods Market	8,993	379

		181,500

Energy — 1.1%
ExxonMobil	94,000	7,589
Marathon Petroleum	12,408	649
Valero Energy	39,600	2,671

		10,909

Financials — 16.2%
Aflac	56,400	4,381
AGNC Investment ‡	167,951	3,576
Allied World Assurance Holdings	43,500	2,301
Allstate	71,904	6,359
American Financial Group	41,500	4,124
Annaly Capital Management ‡	409,600	4,936
Arch Capital Group *	78,888	7,359
Aspen Insurance Holdings	18,192	907
Assurant	13,330	1,382
Assured Guaranty	43,385	1,811
Axis Capital Holdings	178,293	11,528
Bank of America	26,785	650
Berkshire Hathaway, Cl B *	59,100	10,010
BOK Financial	52,300	4,400
Canadian Imperial Bank of Commerce	31,000	2,516
CBOE Holdings	122,517	11,198
Chubb	12,399	1,802
Everest Re Group	51,878	13,208
Genworth MI Canada	23,900	657
Hanover Insurance Group, Cl A	19,700	1,746
Maiden Holdings	62,300	691
MFA Financial ‡	624,682	5,241
Morningstar, Cl A	62,858	4,924
National Bank of Canada	54,700	2,297
New Mountain Finance	107,500	1,564
Popular	6,756	282
ProAssurance	78,979	4,802
Progressive	115,800	5,106
Reinsurance Group of America, Cl A	13,925	1,788
RenaissanceRe Holdings	97,060	13,496
Starwood Property Trust ‡	113,800	2,548
TFS Financial	144,086	2,229
Travelers	87,605	11,085
Validus Holdings	230,115	11,959

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial	16,682	$615
White Mountains Insurance Group	4,079	3,543

		167,021

Health Care — 15.4%
AbbVie	53,300	3,865
Aetna, Cl A	49,906	7,577
AmerisourceBergen, Cl A	64,617	6,108
Amgen, Cl A	16,800	2,894
Anthem	47,563	8,948
AstraZeneca ADR	107,200	3,655
Baxter International	124,505	7,538
Biogen *	4,990	1,354
Bio-Rad Laboratories, Cl A *	8,340	1,888
Bristol-Myers Squibb	9,715	541
Cardinal Health	10,758	838
Catalent *	7,795	274
Chemed	2,119	433
Edwards Lifesciences, Cl A *	2,820	334
Eli Lilly	93,318	7,680
Endo International *	14,728	165
Express Scripts Holding *	8,612	550
Gilead Sciences	17,100	1,210
HCA Healthcare *	22,500	1,962
Hill-Rom Holdings	9,563	761
Hologic *	40,619	1,843
Humana	15,187	3,654
ICON *	18,541	1,813
Johnson & Johnson	215,102	28,456
Laboratory Corp of America Holdings *	18,602	2,867
Mallinckrodt *	13,979	626
Masimo *	14,010	1,278
McKesson	11,300	1,859
Merck	265,429	17,011
Pfizer	646,425	21,713
Premier, Cl A *	80,647	2,903
Quest Diagnostics	57,634	6,407
United Therapeutics *	3,169	411
UnitedHealth Group	39,626	7,348
Varian Medical Systems *	2,690	278
Vertex Pharmaceuticals *	2,595	334
Zoetis, Cl A	28,325	1,767

		159,143

Industrials — 11.1%
3M	30,082	6,263
Boeing	32,700	6,466
BWX Technologies, Cl W	34,931	1,703
Delta Air Lines, Cl A	11,477	617
EMCOR Group	22,511	1,472
Expeditors International of Washington	104,761	5,917
General Dynamics	8,600	1,704

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Holdings *	5,353	$251
Huntington Ingalls Industries, Cl A	8,389	1,562
Kaman, Cl A	32,900	1,641
L3 Technologies	24,061	4,020
Landstar System	46,992	4,022
Lockheed Martin	34,838	9,671
ManpowerGroup	302	34
Northrop Grumman	54,087	13,885
Orbital ATK	24,500	2,410
Owens Corning	8,437	564
Quanta Services *	47,559	1,566
Raytheon	97,725	15,780
Republic Services	146,100	9,311
Southwest Airlines, Cl A	30,688	1,907
Spirit AeroSystems Holdings, Cl A	15,189	880
United Continental Holdings *	23,110	1,739
United Parcel Service, Cl B	45,495	5,031
United Technologies	50,700	6,191
Waste Management	137,382	10,077

		114,684

Information Technology — 11.1%
Amdocs	178,108	11,481
Amkor Technology *	21,338	208
Apple	59,200	8,526
Applied Materials	38,073	1,573
Aspen Technology *	27,677	1,529
Automatic Data Processing	41,459	4,248
Benchmark Electronics *	52,700	1,702
Broadridge Financial Solutions	23,238	1,756
CA	69,600	2,399
Cadence Design Systems *	8,723	292
Canon ADR	87,700	2,984
Cisco Systems	242,600	7,593
Citrix Systems *	12,870	1,024
CSG Systems International	37,600	1,526
Dell Technologies - VMware, Cl V *	108,346	6,621
eBay *	39,530	1,380
Facebook, Cl A *	11,242	1,697
Flex *	16,170	264
Harris	20,200	2,203
Intel	226,200	7,632
International Business Machines	59,400	9,138
Intuit	13,410	1,781
Jabil Circuit	20,126	588
Jack Henry & Associates	13,800	1,433
Microsoft	72,739	5,014
Motorola Solutions	48,500	4,207
NetApp	11,469	459
ON Semiconductor *	10,756	151
Oracle, Cl B	85,200	4,272
Qualcomm	28,300	1,563

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Science Applications International	14,671	$1,018
Symantec, Cl A	179,770	5,079
Synopsys *	64,354	4,693
Take-Two Interactive Software, Cl A *	23,958	1,758
Tech Data *	22,200	2,242
Teradyne	19,298	580
VeriSign *	20,136	1,872
Western Union	118,100	2,250

		114,736

Materials — 1.4%
AptarGroup	7,900	686
Avery Dennison	31,600	2,793
Bemis	44,400	2,054
Cabot	13,784	737
Kaiser Aluminum	33,600	2,974
LyondellBasell Industries, Cl A	7,480	631
Sonoco Products	50,200	2,581
Trinseo	25,375	1,743

		14,199

Real Estate — 1.6%
Equity LifeStyle Properties ‡	18,540	1,601
Gaming and Leisure Properties ‡	1,800	68
LaSalle Hotel Properties ‡	35,254	1,050
Mack-Cali Realty ‡	6,483	176
Mid-America Apartment Communities ‡	28,000	2,951
National Health Investors ‡	26,300	2,083
Piedmont Office Realty Trust, Cl A ‡	222,000	4,680
Select Income ‡	65,000	1,562
Senior Housing Properties Trust ‡	132,100	2,700

		16,871

Telecommunication Services — 3.8%
AT&T	513,855	19,388
BCE	67,200	3,022
NTT DoCoMo ADR	130,100	3,077
SK Telecom ADR	129,800	3,332
TELUS	115,600	3,985
Verizon Communications	134,477	6,005

		38,809

Utilities — 11.4%
AES	12,374	137
Alliant Energy	12,600	506
Ameren	60,200	3,291
American Electric Power	122,164	8,487
Centerpoint Energy	60,225	1,649
Consolidated Edison	165,942	13,411
DTE Energy	45,217	4,784
Duke Energy	71,120	5,945
Edison International	125,527	9,815

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy	109,672	$8,420
Eversource Energy	113,570	6,895
Exelon	161,500	5,825
FirstEnergy	87,500	2,552
Great Plains Energy	5,200	152
PG&E	133,963	8,891
Pinnacle West Capital	51,783	4,410
Portland General Electric	80,431	3,675
Public Service Enterprise Group	194,029	8,345
SCANA	41,600	2,788
Southern	138,614	6,637
Southwest Gas Holdings	13,553	990
UGI	34,973	1,693
Vectren	21,208	1,239
WEC Energy Group	119,032	7,306

		117,843

Total Common Stock (Cost $709,979) ($ Thousands)		1,003,542

	Number of Rights

RIGHTS — 0.0%
Safeway CVR - Casa Ley *‡‡	85,430	87
Safeway CVR - PDC *‡‡	85,430	4

Total Rights (Cost $—) ($ Thousands)		91

	Shares

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	23,739,264	23,739

Total Cash Equivalent (Cost $23,739) ($ Thousands)		23,739

Total Investments — 99.6% (Cost $733,718) ($ Thousands) @		$1,027,372

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	126	Sep-2017	$(49)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $1,031,759 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

S&P— Standard & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $733,718 ($ Thousands), and the unrealized appreciation and depreciation were $297,270 ($ Thousands) and $(3,616) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,003,542	$–	$–	$1,003,542
Rights	–	91	–	91
Cash Equivalent	23,739	–	–	23,739

Total Investments in Securities	$1,027,281	$91	$–	$1,027,372

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(49)	$–	$–	$(49)

Total Other Financial Instruments	$(49)	$–	$–	$(49)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$34,072	$148,586	$(158,919)	$23,739	$70

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.3%
Australia – 6.0%
Abacus Property Group ‡	293,850	$730
AGL Energy	210,799	4,123
ASX	44,853	1,845
Brickworks	47,174	499
BT Investment Management	26,886	235
Caltex Australia	28,786	698
Coca-Cola Amatil	56,186	398
Crown Resorts	68,603	646
CSL	14,624	1,548
Flight Centre	25,121	738
Harvey Norman Holdings	327,317	959
LendLease Group	65,829	841
Mirvac Group ‡	449,279	734
QBE Insurance Group	52,847	479
South32	500,238	1,028
Stockland ‡	251,198	844
Telstra, Cl B	686,677	2,265
Vicinity Centres ‡	198,938	392
Wesfarmers	18,360	565

		19,567

Austria – 1.6%
BUWOG	12,869	369
CA Immobilien Anlagen	10,990	268
Lenzing	2,125	380
Oesterreichische Post	6,135	266
OMV	24,744	1,282
Raiffeisen Bank International	35,144	886
S IMMO	9,548	138
Telekom Austria, Cl A	108,184	849
UNIQA Insurance Group	35,314	329
voestalpine	8,399	391

		5,158

Belgium – 1.3%
bpost	46,135	1,112
Colruyt	12,128	638
Proximus SADP	40,525	1,416
Sipef	1,175	84
TER Beke	295	61
UCB, Cl A	4,155	285
Umicore	10,372	721

		4,317

Canada – 1.9%
Canadian Tire, Cl A	10,364	1,178
Metro, Cl A	15,892	522
Open Text	5,242	165
TELUS	65,261	2,250
Toronto-Dominion Bank	43,542	2,191

		6,306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denmark – 2.7%
Carlsberg, Cl B	9,379	$1,001
Coloplast, Cl B	15,809	1,319
Danske Bank	64,629	2,483
H Lundbeck, Cl H	4,086	229
ISS	37,630	1,476
Jyske Bank	17,004	983
Matas	44,172	698
Novo Nordisk, Cl B	2,417	103
TDC	55,516	322
United International Enterprises	564	118
William Demant Holding *	5,208	135

		8,867

Finland – 1.2%
Elisa	9,000	348
Orion, Cl B	31,515	2,010
Sponda	137,669	796
Tietoenator	21,996	679

		3,833

France – 6.0%
Aeroports de Paris, Cl A	2,323	374
Atos	12,547	1,759
Bastide le Confort Medical	2,603	106
BNP Paribas	11,362	817
Carrefour	10,028	253
Christian Dior	2,007	573
Cie Generale des Etablissements Michelin	11,010	1,462
Credit Agricole	46,601	749
Dassault Aviation	479	668
Euler Hermes Group	12,429	1,474
Eutelsat Communications	11,490	293
Groupe Guillin	6,308	291
Le Noble Age	2,819	193
Metropole Television	40,778	948
PSB Industries	4,172	238
Publicis Groupe	4,139	308
Rubis SCA	1,253	142
Sanofi	57,002	5,445
SCOR	16,385	649
Societe Generale	13,250	712
Thales, Cl A	3,402	366
TOTAL	32,739	1,616
Vilmorin & Cie	1,681	136

		19,572

Germany – 6.0%
adidas	3,191	611
Beiersdorf	6,787	712
Celesio	28,699	876
Covestro (A)	15,125	1,090
Deutsche Post	18,204	681

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DIC Asset	10,443	$114
Evonik Industries	19,397	619
Fraport Frankfurt Airport Services Worldwide	7,517	663
Hannover Rueck	12,686	1,519
Henkel & KGaA	5,726	692
Krones	6,952	804
KWS Saat	758	298
MAN	3,313	355
Merck KGaA	9,209	1,111
Metro	25,012	843
MTU Aero Engines	4,865	685
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	12,362	2,489
Norddeutsche Affinerie	1,800	141
Salzgitter	26,692	1,087
SAP	7,001	730
Siemens	14,297	1,963
Siltronic *	3,140	266
Sirius Real Estate	87,389	65
Suedzucker	26,141	544
Vonovia	15,417	611
Wuestenrot & Wuerttembergische	5,037	110

		19,679

Hong Kong – 5.3%
Asiasec Properties	22,100	6
ASM Pacific Technology	109,400	1,478
China Motor Bus	18,400	252
CK Infrastructure Holdings	82,000	689
CLP Holdings, Cl B	299,000	3,164
First Pacific	196,000	145
Hang Lung Group	100,000	414
HK Electric Investments & HK Electric
Investments (A)	693,000	637
HKT Trust & HKT	645,000	846
Hong Kong & China Gas	218,900	412
Hong Kong Aircraft Engineering	15,200	104
Hongkong & Shanghai Hotels	222,500	402
Hutchison Port Holdings, Cl U Hysan	1,119,200	481
Development	20,000	95
Kerry Properties	480,000	1,629
MTR	166,500	937
New World Development	94,000	119
NWS Holdings	137,000	270
Paliburg Holdings	328,000	134
PCCW	302,000	172
Power Assets Holdings	95,500	844
Regal Hotels International Holdings	168,000	147
Regal ‡	372,000	110
Shangri-La Asia	90,000	153
Tian An China Investment	170,000	115
WH Group (A)	2,963,500	2,991

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wheelock	100,000	$755

		17,501

Ireland – 0.4%
AerCap Holdings *	14,157	657
Irish Residential Properties ‡	278,495	432
Total Produce	51,466	128

		1,217

Israel – 1.9%
Bank Hapoalim	381,085	2,570
Bank Leumi Le-Israel	57,265	279
Check Point Software Technologies *	6,043	659
Israel Discount Bank, Cl A *	185,998	490
Isras Investment	1,037	123
Mizrahi Tefahot Bank	71,105	1,293
Orbotech *	21,474	701
Shufersal	26,493	139

		6,254

Italy – 0.9%
Ansaldo STS	23,482	299
Banca Mediolanum	22,238	184
Enel	214,945	1,151
Hera	368,325	1,124
Snam Rete Gas	40,055	174

		2,932

Japan – 21.0%
Alfresa Holdings	30,000	579
Alpen	6,500	116
AOKI Holdings	56,800	720
Aoyama Trading	19,400	691
Aozora Bank	374,000	1,425
Arcs	44,800	969
Asahi Group Holdings	15,700	591
Asahi Kasei	187,000	2,010
Astellas Pharma	125,900	1,540
Canon	55,500	1,885
Choushimaru	700	27
Chubu Electric Power	53,500	711
COMSYS Holdings	43,800	902
Daiichi Sankyo	42,600	1,004
Daiki Aluminium Industry	26,000	143
Daiohs	3,400	38
Doutor Nichires Holdings	55,400	1,176
Ebara Foods Industry	4,700	88
EDION	33,800	307
Electric Power Development	5,600	138
FJ Next	16,100	121
FUJIFILM Holdings	18,200	654
Fujitsu	75,000	553
Gakkyusha	15,400	212
Gourmet Kineya	5,000	49

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hakudo	6,800	$103
Heiwa	14,200	317
Hiroshima Gas	31,400	99
Honda Motor	35,100	957
Hoya	2,000	104
Idemitsu Kosan	5,700	162
Inaba Denki Sangyo	20,600	782
Japan Post Insurance	4,300	95
Japan Tobacco	33,800	1,187
Joshin Denki	12,000	173
Kanemi	3,300	100
Kato Sangyo	8,700	233
KDDI	83,800	2,219
Keihanshin Building	19,000	118
Keiyo	73,900	514
Key Coffee	13,900	272
Kimura Unity	9,500	97
Kinden	83,700	1,348
Kobe Electric Railway *	28,000	100
K’s Holdings	31,700	619
Kuraray	71,800	1,302
Kurimoto	6,400	116
Kyokuyo	11,300	311
KYORIN Holdings	4,800	106
Kyoto Kimono Yuzen	31,200	260
Kyowa Exeo	63,300	1,064
Matsumotokiyoshi Holdings	17,200	978
McDonald’s Holdings Japan	30,000	1,151
Mebuki Financial Group	135,900	506
Mitsubishi	9,100	191
Mitsubishi Gas Chemical	28,300	598
Mitsubishi Shokuhin	30,800	884
Mitsubishi Steel Manufacturing	86,000	202
Mitsubishi Tanabe Pharma	168,400	3,891
Mitsui	75,200	1,075
Mochida Pharmaceutical	2,000	144
Nichias	71,000	821
Nippo	56,000	1,126
Nippon Express	138,000	863
Nippon Koshuha Steel	211,000	156
Nippon Telegraph & Telephone	81,800	3,866
Nissan Motor	210,400	2,094
Nissui Pharmaceutical	5,700	70
NTT DOCOMO	80,700	1,905
Okinawa Electric Power	48,230	1,102
Okuwa	3,000	35
Ootoya Holdings	2,800	51
Osaka Gas	520,000	2,127
Otsuka	7,300	453
OUG Holdings	45,000	105
PanaHome	63,000	671
Paris Miki Holdings	38,000	159

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proto	6,100	$95
Ryoden	15,000	104
Sanyo Electric Railway	20,000	103
Senshu Ikeda Holdings	186,200	785
Shibusawa Warehouse	36,000	116
Shidax	39,500	153
Shikibo	96,000	125
Shimachu	33,100	788
Shin-Keisei Electric Railway	41,000	153
Showa Sangyo	36,000	198
Sumitomo Bakelite	153,000	1,078
Sumitomo Osaka Cement	281,000	1,333
Suzuken	42,600	1,414
Taisho Pharmaceutical Holdings	5,400	411
TAKEBISHI	1,900	24
Takeda Pharmaceutical	17,800	904
Takihyo	23,000	96
Tokyo Gas	50,000	260
Tokyo Rakutenchi	20,000	103
Toshiba Plant Systems & Services	61,000	962
Tsumura	25,300	1,027
West Japan Railway	23,300	1,646
Yaizu Suisankagaku Industry	9,400	101
Yamada Denki	210,700	1,046
Yasuda Logistics	32,100	210
Yellow Hat	5,600	134
Yodogawa Steel Works	15,000	396
Yomeishu Seizo	6,000	110
Yoshinoya Holdings	5,800	97
Yuasa Funashoku	45,600	124

		68,727

Luxembourg – 1.0%
APERAM	22,395	1,039
RTL Group	5,911	446
SES, Cl A	76,966	1,802

		3,287

Netherlands – 1.5%
ABN AMRO Group (A)	6,767	179
ASR Nederland	12,485	421
Coca-Cola European Partners	4,250	172
Corbion	19,244	615
Heineken	9,386	911
Koninklijke KPN	123,075	393
NN Group	61,181	2,172
Refresco Group (A)	12,477	254

		5,117

New Zealand – 1.7%
Arvida Group	102,048	100
Chorus	150,699	511
Contact Energy	39,849	152

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fisher & Paykel Healthcare	133,565	$1,120
Fletcher Building	109,019	638
Freightways	32,367	181
Mercury NZ	234,122	569
Meridian Energy	129,936	277
Sky City Entertainment Group	120,136	359
Spark New Zealand	494,503	1,369
Steel & Tube Holdings	56,641	105
Summerset Group Holdings	29,342	102
Tourism Holdings	55,789	171

		5,654

Norway – 1.5%
DNB, Cl A	40,168	681
Leroey Seafood Group	106,760	578
Marine Harvest	44,509	759
Norsk Hydro	168,658	932
Orkla	119,488	1,210
Telenor	13,111	217
Yara International	14,624	548

		4,925

Portugal – 0.3%
Redes Energeticas Nacionais	324,744	1,015

Singapore – 4.1%
CapitaLand Commercial Trust ‡	486,700	587
CapitaMall Trust ‡	182,000	261
DBS Group Holdings	181,600	2,735
Global Logistic Properties	425,000	883
Mapletree Industrial Trust ‡	713,100	963
Mapletree Logistics Trust ‡	994,700	863
OUE	80,600	115
SATS	306,500	1,138
Sheng Siong Group	302,800	218
SIA Engineering	83,100	246
Singapore Airlines	83,500	614
Singapore Technologies Engineering	104,300	279
SPH ‡	87,400	63
United Industrial	50,700	117
United Overseas Bank	44,200	742
UOL Group	58,700	326
Venture	138,400	1,211
Viva Industrial Trust ‡	34,200	22
Wilmar International	857,200	2,086

		13,469

Spain – 2.6%
Cia de Distribucion Integral Logista Holdings	20,972	551
Ebro Foods	30,899	705
Enagas	23,712	664
Endesa	126,434	2,908
Grifols	45,003	1,252
Iberdrola	239,110	1,891

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Electrica	23,548	$491

		8,462

Sweden – 2.1%
Axfood	43,193	720
Cloetta, Cl B	31,487	129
Essity, Cl B *	33,979	929
Getinge, Cl B	7,003	137
Hemfosa Fastigheter	70,206	757
ICA Gruppen	14,075	523
KNOW IT	10,862	167
L E Lundbergforetagen, Cl B	6,643	524
Saab, Cl B	2,435	120
Svenska Cellulosa SCA, Cl B	33,979	257
Swedbank, Cl A	33,262	810
Swedish Match	53,245	1,873

		6,946

Switzerland – 11.5%
ABB	4,513	112
Actelion ADR *	1,762	130
Allreal Holding, Cl A	688	125
ALSO Holding	1,128	145
Baloise Holding	8,737	1,352
Barry Callebaut	244	336
BKW	9,860	580
Coca-Cola HBC	37,057	1,087
Forbo Holding	171	280
Idorsia *	3,040	57
Julius Baer Group	1,909	100
Kuehne & Nagel International	16,603	2,774
Nestle	31,510	2,746
Novartis	42,806	3,567
Pargesa Holding	900	68
Roche Holding	21,185	5,402
Romande Energie Holding	84	114
Schindler Holding	7,369	1,561
SGS, Cl B	72	175
Sika	97	624
Sonova Holding	13,289	2,161
St. Galler Kantonalbank	265	117
Swiss Life Holding	10,672	3,606
Swiss Prime Site	26,240	2,387
Swiss Re	40,824	3,736
Swisscom	3,328	1,608
UBS Group	25,894	439
Zurich Insurance Group	7,712	2,248

		37,637

United Kingdom – 13.5%
Aldermore Group *	52,483	148
AstraZeneca	11,420	762
BAE Systems	417,134	3,433

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barclays	236,813	$624
BCA Marketplace	150,153	379
BP	226,077	1,300
British American Tobacco	24,792	1,686
Britvic	74,786	672
BTG *	32,897	298
Carnival	42,963	2,835
Central Asia Metals	70,965	203
Centrica	309,103	804
Craneware	7,808	130
Diageo	34,438	1,015
F&C UK Real Estate Investment ‡	30,456	42
Finsbury Food Group	70,953	107
GlaxoSmithKline	245,247	5,210
HSBC Holdings	186,206	1,721
IDOX	131,753	104
Imperial Brands	80,068	3,587
J D Wetherspoon	25,595	324
J Sainsbury	350,376	1,146
Kingfisher	164,717	643
Lancashire Holdings	40,531	367
Lloyds Banking Group	877,702	754
National Grid	75,020	927
QinetiQ Group	404,274	1,419
Reckitt Benckiser Group	9,298	940
Rio Tinto	32,457	1,575
Royal Bank of Scotland Group *	240,843	773
Royal Mail	160,615	879
Secure Income ‡	25,660	115
Severn Trent	6,709	190
Smith & Nephew	59,429	1,023
SSE	143,512	2,709
Tate & Lyle	202,537	1,742
UBM	45,607	409
Vodafone Group	364,126	1,030
William Hill	57,531	190
Wm Morrison Supermarkets	428,529	1,343
WPP	32,009	671

		44,229

United States – 0.3%
QIAGEN	30,614	1,026

Total Common Stock
(Cost $280,784) ($ Thousands)		315,697

PREFERRED STOCK – 0.4%
Germany – 0.4%
Bayerische Motoren Werke	1,354	111
Draegerwerk & KGaA	4,713	495
Henkel & KGaA	4,100	564

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Schaeffler	5,939	$85

Total Preferred Stock
(Cost $1,155) ($ Thousands)		1,255

CASH EQUIVALENT – 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	5,584,091	5,584

Total Cash Equivalent
(Cost $5,584) ($ Thousands)		5,584

Total Investments – 98.4%
(Cost $287,523) ($ Thousands) @		$322,536

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	39	Sep-2017	$(47)
FTSE 100 Index	8	Sep-2017	(19)
Hang Seng Index	2	Jul-2017	–
SPI 200 Index	4	Sep-2017	(3)
TOPIX Index	6	Sep-2017	6

			$(63)

Percentages are based on Net Assets of $327,838 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $5,151 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

ADR – American Depositary Receipt

Cl – Class

DJ – Dow Jones

FTSE – Financial Times and the London Stock Exchange

SPI – Share Price Index

TOPIX – Tokyo Stock Price Index

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $287,523 ($ Thousands), and the unrealized appreciation and depreciation were $36,856 ($ Thousands) and $(1,843) ($ Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Managed International Managed Volatility Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$315,036	$661	$–	$315,697
Preferred Stock	1,255	–	–	1,255
Cash Equivalent	5,584	–	–	5,584

Total Investments in Securities	$321,875	$661	$–	$322,536

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$–	$–	$6
Unrealized Depreciation	(69)	–	–	(69)

Total Other Financial Instruments	$(63)	$–	$–	$(63)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ –	$287,683	$(282,099)	$ –	$ –	$5,584	$29

Totals	$ –	$287,683	$(282,099)	$ –	$ –	$5,584	$29

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.1%

Consumer Discretionary – 0.9%
Hilton Worldwide Holdings	27,190	$1,682

Real Estate – 97.2%
Alexandria Real Estate Equities ‡	37,385	4,504
American Homes 4 Rent, Cl A ‡	117,685	2,656
Apartment Investment & Management, Cl A ‡	85,550	3,676
AvalonBay Communities ‡	45,986	8,837
Boston Properties ‡	42,325	5,207
Chesapeake Lodging Trust ‡	30,330	742
Colony Starwood Homes ‡	67,520	2,317
Columbia Property Trust ‡	34,700	777
CoreSite Realty ‡	16,225	1,680
Cousins Properties, Cl A ‡	56,700	498
CubeSmart ‡	206,335	4,960
CyrusOne ‡	47,520	2,649
DCT Industrial Trust ‡	6,650	355
DDR ‡	257,630	2,337
DiamondRock Hospitality ‡	47,030	515
Digital Realty Trust, Cl A ‡	18,960	2,141
Douglas Emmett ‡	127,745	4,881
Duke Realty ‡	59,050	1,650
Education Realty Trust ‡	16,300	632
Equinix ‡	22,655	9,723
Equity Residential ‡	82,635	5,440
Essex Property Trust ‡	19,654	5,056
Extra Space Storage ‡	29,025	2,264
Federal Realty Investment Trust ‡	11,300	1,428
First Industrial Realty Trust ‡	18,990	543
GGP ‡	92,510	2,180
HCP ‡	235,310	7,520
Healthcare Trust of America, Cl A ‡	52,870	1,645
Highwoods Properties ‡	34,120	1,730
Host Hotels & Resorts ‡	226,089	4,131
Hudson Pacific Properties ‡	57,025	1,950
Invitation Homes ‡	24,850	537
Kimco Realty ‡	136,835	2,511
Kite Realty Group Trust ‡	65,825	1,246
LaSalle Hotel Properties ‡	27,100	808
Liberty Property Trust ‡	57,475	2,340
Life Storage ‡	37,275	2,762
Macerich ‡	72,959	4,236
Mack-Cali Realty ‡	42,430	1,152
Medical Properties Trust ‡	54,640	703
Omega Healthcare Investors ‡(A)	13,160	435
Park Hotels & Resorts ‡	19,876	536
Parkway ‡	23,790	545
Pebblebrook Hotel Trust ‡	29,550	953
ProLogis ‡	185,332	10,868
PS Business Parks ‡	4,290	568
Public Storage ‡	27,266	5,686

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regency Centers ‡	60,075	$3,763
Senior Housing Properties Trust ‡	61,891	1,265
Simon Property Group ‡	82,913	13,412
STAG Industrial ‡	34,760	959
Sun Communities ‡	14,110	1,237
Sunstone Hotel Investors ‡	51,180	825
Taubman Centers ‡	19,625	1,169
UDR ‡	105,815	4,124
Ventas ‡	34,325	2,385
Vornado Realty Trust ‡	68,265	6,410
Washington ‡	22,520	718
Weingarten Realty Investors ‡	121,285	3,651
Welltower ‡	70,908	5,307

		175,735

Total Common Stock (Cost $145,736) ($ Thousands)		177,417

AFFILIATED PARTNERSHIP – 0.2%
SEI Liquidity Fund, L.P.
1.080% **†(B)	443,114	443

Total Affiliated Partnership (Cost $443) ($ Thousands)		443

CASH EQUIVALENT – 2.2%
SEI Daily Income Trust, Government Fund, Cl
F 0.760%**†	4,007,462	4,007

Total Cash Equivalent (Cost $4,007) ($ Thousands)		4,007

Total Investments – 100.5% (Cost $150,186) ($ Thousands) @		$181,867

Percentages are based on Net Assets of $180,892 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at June 30, 2017 (see Note 10). The total market value of securities on loan at June 30, 2017 was $435 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of June 30, 2017 was $443 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $150,186 ($ Thousands), and the unrealized appreciation and depreciation were $37,513 ($ Thousands) and $(5,832) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Real Estate Fund (Concluded)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$177,417	$–	$–	$177,417
Affiliated Partnership	–	443	–	443
Cash Equivalent	4,007	–	–	4,007

Total Investments in Securities	$181,424	$443	$–	$181,867

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 1,024	$ 2,475	$ (3,056)	$ –	$ –	$ 443	$ 1
SEI Daily Income Trust, Government Fund, Class F	7,522	59,883	(63,398)	–	–	4,007	13

Totals	$ 8,546	$ 62,358	$ (66,454)	$ –	$ –	$ 4,450	$ 14

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 40.5%
Consumer Discretionary – 4.5%
American Honda Finance MTN
1.700%, 02/22/2019	$250	$250
AutoZone
1.625%, 04/21/2019	70	70
Daimler Finance North America LLC (A)
1.650%, 05/18/2018	300	300
1.500%, 07/05/2019	285	282
Ford Motor Credit LLC
2.058%, 03/12/2019 (B)	200	201
1.897%, 08/12/2019	350	347
General Motors Financial
2.400%, 04/10/2018	200	200
2.085%, 04/13/2020 (B)	150	151
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	298
NBCUniversal Enterprise
1.843%, 04/15/2018 (A)(B)	300	302
Nissan Motor Acceptance MTN
2.045%, 01/13/2022 (A)(B)	200	202
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	205
Sirius XM Radio
5.375%, 04/15/2025 (A)	200	207
Six Flags Entertainment
4.875%, 07/31/2024 (A)	225	226
Volkswagen Group of America Finance
1.642%, 05/22/2018 (A)(B)	300	300

		3,541

Consumer Staples – 3.5%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	320	321
Anheuser-Busch InBev Worldwide
1.860%, 08/01/2018 (B)	250	252
CVS Health
1.900%, 07/20/2018	350	351
JM Smucker
1.750%, 03/15/2018	180	180
Kroger
2.000%, 01/15/2019	220	220
Kroger MTN
1.500%, 09/30/2019	285	281
Molson Coors Brewing
1.450%, 07/15/2019	140	138
Mondelez International
1.690%, 02/01/2019 (B)	225	226
Reckitt Benckiser Treasury Services
1.856%, 06/24/2022 (A)(B)	200	200
Reynolds American
2.300%, 06/12/2018	245	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Skandinaviska Enskilda Banken
1.806%, 09/13/2019 (A)(B)	$300	$301

		2,716

Energy – 2.8%
Anadarko Petroleum
6.950%, 06/15/2019	235	255
BP Capital Markets PLC
1.926%, 09/26/2018 (B)	250	252
ConocoPhillips
1.500%, 05/15/2018	200	200
Energy Future Holdings
3.720%, 12/31/2034	4	–
Energy Transfer Partners
2.500%, 06/15/2018	350	352
Enterprise Products Operating
6.650%, 04/15/2018	250	259
Kinder Morgan
2.000%, 12/01/2017	270	270
Noble Energy
8.250%, 03/01/2019	250	274
Phillips 66
1.886%, 04/15/2020 (A)(B)	125	125
Total Capital International
1.755%, 08/10/2018 (B)	225	226

		2,213

Financials – 18.2%
ABN AMRO Bank
1.798%, 01/18/2019 (A)(B)	300	301
AIG Global Funding
1.781%, 07/02/2020 (A)(B)	250	250
Bank of America MTN
5.650%, 05/01/2018	110	113
2.316%, 01/20/2023 (B)	150	152
2.000%, 01/11/2018	190	190
Bank of Montreal MTN
1.828%, 12/12/2019 (B)	350	352
Bank of New York Mellon MTN
1.663%, 03/06/2018 (B)	300	301
Bank of Nova Scotia
1.650%, 06/14/2019	200	199
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	150	153
BB&T MTN
1.830%, 02/01/2019 (B)	325	327
BPCE MTN
2.392%, 05/22/2022 (A)(B)	250	252
Branch Banking & Trust
1.450%, 05/10/2019	260	258
Canadian Imperial Bank of Commerce
1.970%, 06/16/2022 (B)	275	275

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One
2.322%, 01/30/2023 (B)	$250	$251
Citibank
1.728%, 06/12/2020 (B)	250	251
Citigroup
1.739%, 08/25/2036 (B)	500	427
Citizens Bank
2.008%, 05/26/2022 (B)	275	274
Cooperatieve Rabobank UA
1.985%, 01/10/2022 (B)	300	303
Credit Agricole MTN
2.198%, 06/10/2020 (A)(B)	250	253
Credit Suisse NY
1.700%, 04/27/2018	250	250
Danske Bank
1.802%, 09/06/2019 (A)(B)	200	201
Deutsche Bank
1.862%, 02/13/2018 (B)	240	240
Discover Bank
2.000%, 02/21/2018	250	250
Fifth Third Bank MTN
2.082%, 08/20/2018 (B)	250	251
Goldman Sachs Group (B)
2.352%, 11/15/2021	275	277
2.276%, 04/26/2022	250	252
HSBC Bank PLC
1.822%, 05/15/2018 (A)(B)	300	301
Huntington National Bank
1.738%, 03/10/2020 (B)	250	251
ING Bank
1.838%, 10/01/2019 (A)(B)	200	201
Jackson National Life Global Funding (A)
2.023%, 06/27/2022 (B)	125	126
1.875%, 10/15/2018	200	200
JPMorgan Chase
1.802%, 01/28/2019 (B)	300	302
KeyBank
2.350%, 03/08/2019	250	252
Manufacturers & Traders Trust
1.791%, 05/18/2022 (B)	250	250
Metropolitan Life Global Funding I (A)(B)
1.697%, 12/19/2018	300	301
1.582%, 09/14/2018	200	201
Morgan Stanley (B)
2.336%, 01/20/2022	175	177
2.003%, 01/24/2019	225	226
Morgan Stanley MTN
5.950%, 12/28/2017	140	143
National Bank of Canada MTN
1.788%, 06/12/2020 (B)	250	251
Nordea Bank MTN
1.916%, 09/30/2019 (A)(B)	200	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
1.620%, 12/07/2018 (B)	$350	$352
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	250	248
Protective Life Global Funding
1.722%, 04/15/2019 (A)	235	233
Prudential Financial MTN
1.962%, 08/15/2018 (B)	250	252
Royal Bank of Canada MTN (B)
1.928%, 12/10/2018	200	201
1.605%, 01/10/2019	200	201
Santander UK MTN
2.042%, 08/24/2018 (B)	300	302
Societe Generale MTN
2.228%, 10/01/2018 (B)	300	302
Standard Chartered MTN
1.798%, 04/17/2018 (A)(B)	200	200
State Street
2.246%, 06/15/2037 (B)	375	345
Sumitomo Mitsui Banking
1.698%, 01/11/2019 (B)	250	251
SunTrust Bank
1.700%, 01/31/2020 (B)	250	252
Synchrony Financial
2.402%, 02/03/2020 (B)	200	201
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	198
UBS MTN
1.822%, 08/14/2019 (B)	250	251
Wells Fargo
2.263%, 01/24/2023 (B)	150	152
Wells Fargo MTN
1.852%, 01/30/2020 (B)	250	252

		14,179

Health Care – 3.1%
Aetna
1.700%, 06/07/2018	350	350
Allergan Funding SCS
2.308%, 03/12/2018 (B)	300	302
Amgen
1.632%, 05/11/2020 (B)	150	151
Baxalta
2.067%, 06/22/2018 (B)	250	251
Cardinal Health
1.998%, 06/15/2022 (B)	275	275
Celgene
2.125%, 08/15/2018	275	276
DaVita
5.000%, 05/01/2025	177	178
Medtronic
1.500%, 03/15/2018	340	340

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	$325	$324

		2,447

Industrials – 3.1%
Air Lease
2.125%, 01/15/2020	250	249
Catholic Health Initiatives
2.600%, 08/01/2018	305	307
Fortive
1.800%, 06/15/2019	315	313
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	250	249
ILFC E-Capital Trust I
4.340%, 12/21/2065 (A)(B)	500	476
Nielsen Finance
5.000%, 04/15/2022 (A)	300	311
PACCAR Financial MTN
1.300%, 05/10/2019	195	193
Sensata Technologies
5.000%, 10/01/2025 (A)	300	314

		2,412

Information Technology – 1.9%
Broadcom
2.375%, 01/15/2020 (A)	300	300
Cisco Systems
1.614%, 09/20/2019 (B)	225	227
DXC Technology
2.875%, 03/27/2020 (A)	105	106
eBay
2.093%, 01/30/2023 (B)	300	302
Fidelity National Information Services
2.850%, 10/15/2018	250	253
QUALCOMM
1.648%, 05/20/2020 (B)	275	276

		1,464

Materials – 0.8%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	222
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	350	273
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	121	134

		629

Real Estate – 0.3%
Equinix
5.750%, 01/01/2025	200	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telecommunication Services – 0.9%
AT&T
2.226%, 06/30/2020 (B)	$300	$304
Inmarsat Finance
4.875%, 05/15/2022 (A)	250	254
Verizon Communications
1.375%, 08/15/2019	145	143

		701

Utilities – 1.4%
DTE Energy
1.500%, 10/01/2019	260	256
Emera US Finance
2.150%, 06/15/2019	175	175
Great Plains Energy
2.500%, 03/09/2020	80	81
NextEra Energy Capital Holdings
1.649%, 09/01/2018	90	90
Sempra Energy
1.625%, 10/07/2019	155	153
Southern
1.550%, 07/01/2018	350	349

		1,104

Total Corporate Obligations (Cost $31,674) ($ Thousands)		31,621

LOAN PARTICIPATIONS – 28.2%

Consumer Discretionary – 2.8%
CCM Merger (MotorCity Casino Hotel), Term Loan, 1st Lien
3.826%, 08/06/2021	159	159
Comfort Holding, LLC, Initial Term Loan, 1st Lien
5.885%, 02/05/2024	118	118
Conduent Incorporated, Term B Loan, 1st Lien
5.226%, 12/07/2023	107	108
Cumulus Media Holdings, Term Loan, 1st Lien
4.480%, 12/23/2020	119	96
ESH Hospitality, Repriced Term Loan, 1st Lien
3.726%, 08/30/2023	423	424
Harland Clarke, Cov-Lite, Term B6 Loan, 1st Lien
6.796%, 02/09/2022	26	26
6.596%, 02/09/2022	18	18
6.468%, 02/09/2022	13	14
Mission Broadcasting, Term B Loan, 1st Lien
4.238%, 01/17/2024	23	23
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.045%, 10/13/2023	295	298

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Nexstar Broadcasting, Term B Loan, 1st Lien
4.238%, 01/17/2024	$235	$235
Party City, Cov-Lite, Term Loan B, 1st Lien
4.050%, 08/19/2022	1	1
Penn National Gaming, Term B Facility Refinancing Loan, 1st Lien
3.796%, 01/19/2024	40	40
Scientific Games International, Cov-Lite, Initial Term B-3 Loan,
5.076%, 10/01/2021	25	25
5.010%, 10/01/2021	–	–
Scientific Games International, Cov-Lite, Initial Term B-3 Loan, 1st Lien
5.076%, 10/01/2021	91	92
Univision Communications, Cov-Lite, Term Loan, 1st Lien
3.976%, 03/15/2024	229	224
WaveDivision Holdings, LLC, Initial Term Loan, 1st Lien
3.930%, 10/15/2019	398	398
WaveDivision Holdings, LLC, Initial Term Loan, 2nd Lien
3.790%, 10/15/2019	1	1

		2,300

Consumer Staples – 1.8%
1011778 BC ULC/ New Red Finance (aka Burger
King/Tim Horton’s), Term Loan B2, 1st Lien
3.546%, 02/16/2024	26	26
3.476%, 02/16/2024	39	39
Academy Ltd, Term Loan B, 1st Lien
5.220%, 07/01/2022	58	45
5.172%, 07/01/2022	55	43
5.040%, 07/01/2022	–	–
Academy, Ltd., Term Loan, 1st Lien
5.226%, 07/01/2022	24	19
Albertson’s, LLC, 2017-1 Term Loan B-4
3.992%,08/25/2021	92	92
BJ’s Wholesale Club, Tranche B Term Loan
4.968%, 02/03/2024	70	68
General Nutrition Centers, Term Loan, 1st Lien
3.730%, 03/04/2019	102	96
Harbor Freight Tools USA, Initial Loan (2016), 1st Lien
4.295%, 08/18/2023	213	213
JBS USA Lux SA (fka JBS USA, LLC), Initial Term Loan, 1st Lien
5.750%, 10/30/2022	142	138
Party City, Cov-Lite, Term Loan B, 1st Lien
4.180%, 08/19/2022	62	62
4.050%, 08/19/2022	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.172%, 01/26/2023	$84	$75
PetSmart, Term Loan B2, 1st Lien
4.220%, 03/11/2022	39	36
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
3.897%, 05/14/2020	486	486

		1,441

Energy – 1.8%
California Resources, Term Loan, 1st Lien
11.534%, 12/31/2021	68	71
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.932%, 05/16/2021	460	443
Energy Transfer Equity, LP, Term Loan, 1st Lien
3.826%, 02/02/2024	250	249
FTS International (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
5.976%, 04/16/2021	205	164
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Tranche A Term Loan, 1st Lien
13.000%, 11/12/2021	67	64
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.296%, 02/21/2021	622	396

		1,387

Financials – 2.4%
Affinion Group, Term Loan, 1st Lien
0.000%, 05/10/2022 (C)	40	40
AmWINS Group, Term Loan, 1st Lien
3.836%, 01/25/2024	92	92
AmWINS Group, Term Loan, 2nd Lien
3.836%, 01/25/2024	37	37
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
8.545%, 03/03/2021	180	181
CH Hold, Initial Term Loan, 1st Lien
4.226%, 02/01/2024	32	32
CH Hold, Initial Term Loan, 2nd Lien
8.295%, 02/03/2025	22	22
Checkout Holding, Term B Loan, 1st Lien
4.545%, 04/09/2021	141	117
Hub International Limited, Initial Term Loan, 1st Lien
4.172%, 10/02/2020	298	298
4.037%, 10/02/2020	1	1
Onex York Acquisition, Term Loan B, 1st Lien
4.897%, 10/01/2021	469	457

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tempo Acquisition, Cov-Lite, Term Loan, 1st Lien
4.060%, 05/01/2024	$190	$190
Trans Union LLC, 2016 Incremental Term Loan B-2 Commitment
3.545%, 04/09/2023	174	175
UPC Financing Partnership, Facility AP Term Loan, 1st Lien
3.742%, 04/15/2025	360	360

		2,002

Health Care – 3.4%
Acadia Healthcare, Term B Loan, 1st Lien
4.045%, 02/11/2022	195	196
Acadia Healthcare, Term B-2 Loan, 1st Lien
3.800%, 02/16/2023	197	198
BPA Laboratories, Initial Term Loan, 2nd Lien
3.672%, 04/29/2020	44	35
DJO Finance LLC, Initial Term Loan, 1st Lien
4.300%, 06/08/2020	115	114
4.295%, 06/08/2020	112	111
Envision Healthcare (fka Emergency Medical Services Corporation), Initial Term Loan, 1st Lien
4.150%, 12/01/2023	239	240
Equinox, Cov-Lite, Term Loan, 1st Lien
4.295%, 03/08/2024	287	288
Equinox, Cov-Lite, Term Loan, 2nd Lien
8.045%, 09/06/2024	75	76
Jaguar Holding, Term Loan, 1st Lien
4.046%, 08/18/2022	119	119
Press Ganey Holdings, Initial Term Loan, 1st Lien
4.295%, 10/23/2023	299	299
Siemens Audiology, Term B7 Loan, 1st Lien
4.147%, 01/17/2022	319	319
Sterigenics-Nordion Holdings, Term Loan, 1st Lien
4.150%, 05/15/2022	266	265
Team Health Holdings, Initial Term Loan, 1st Lien
3.976%, 02/06/2024	204	202
U.S. Renal Care, Initial Term Loan, 1st Lien
5.546%, 12/30/2022	67	64
Valeant Pharmaceuticals International, Ser F Tranche B Term Loan
5.830%, 04/01/2022	55	55

		2,581

Industrials – 3.6%
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.295%, 04/28/2022	217	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
A-L Parent LLC, Initial Term Loan, 1st Lien
4.480%, 12/01/2023	$45	$45
Clark Equipment, Tranche B Term Loan, 1st Lien
3.929%, 05/18/2024	50	50
Columbus McKinnon, Initial Term Loan, 1st Lien
4.296%, 01/31/2024	55	55
Dex Media, Term Loan, 1st Lien
11.045%, 07/29/2021	51	51
DH Publishing, Term Loan, 1st Lien
3.576%, 08/21/2023	202	202
Environmental Resources, Cov-Lite, Term Loan B1, 1st Lien
5.000%, 05/14/2021	21	20
Fort Dearborn Holding, Initial Term Loan, 1st Lien
5.150%, 10/19/2023	37	37
5.000%, 10/19/2023	1	1
Garda World, Cov-Lite, Term Loan, 1st Lien
5.043%, 05/12/2024 (C)	99	100
Kernet, Cov-Lite, Term Loan, 1st Lien
7.172%, 04/26/2024	63	63
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.226%, 05/04/2022	99	98
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022	33	–
RBS Global (Rexnord LLC), Term B Loan Refinancing, 1st Lien
3.903%, 08/21/2023	130	130
3.903%, 08/21/2023	121	121
3.846%, 08/21/2023	26	26
Reynolds Group Holdings, U.S., Term Loan, 1st Lien
4.226%, 02/05/2023	383	383
Sai Global, Term Loan B, 1st Lien
5.677%, 12/08/2023	41	41
5.647%, 12/08/2023	33	34
Sequa Mezzanine Holdings, Cov-Lite, Term Loan, 1st Lien
6.672%, 11/28/2021	114	114
Sequa Mezzanine Holdings, Cov-Lite, Term Loan, 2nd Lien
10.172%, 04/28/2022	81	83
Terex, Cov-Lite, U.S. Term Loan (2017), 1st Lien
3.726%, 01/31/2024	180	180
Transdigm, Tranche D Term Loan, 1st Lien
4.296%, 06/04/2021	232	232
4.226%, 06/04/2021	16	16

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Waste Industries USA, Term B Loan, 1st Lien
3.795%, 02/27/2020	$391	$393

		2,688

Information Technology – 4.0%
Applied Systems, Initial Term Loan, 1st Lien
4.546%, 01/25/2021	297	299
Dell International LLC (EMC Corporation), New Term B Loan, 1st Lien
3.730%, 09/07/2023	181	182
Diebold Nixdorf, Term B Loan, 1st Lien
3.875%, 11/06/2023	40	40
Diebold Nixdorf, Term Loan, 1st Lien
3.875%, 11/06/2023	–	–
EIG Investors, Term Loan, 1st Lien
5.139%, 02/09/2023	2	2
Endurance International, Term Loan, 1st Lien
5.242%, 02/09/2023	363	364
Epicor Software (fka Eagle Parent Inc.), Term B Loan, 1st Lien
4.980%, 06/01/2022	295	295
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
5.795%, 04/28/2021	282	266
First Data, Term Loan B1, 1st Lien
3.716%, 04/26/2024	225	225
Go Daddy Operating LLC (GD Finance), Initial Term Loan, 1st Lien
3.726%, 02/15/2024	246	246
GTT Communications, Term Loan, 1st Lien
5.063%, 01/09/2024	77	77
Infoblox, Term Loan, 1st Lien
6.045%, 11/07/2023	178	179
Ivanti Software (fka LANDesk Group, Inc.), Term Loan, 1st Lien
5.480%, 01/20/2024	64	63
Kronos Incorporated, Incremental Term Loan, 1st Lien
5.170%, 11/01/2023	103	103
5.037%, 11/01/2023	–	1
Misys Limited, Cov-Lite, Term Loan B, 1st Lien
4.736%, 04/26/2024	154	154
Misys Limited, Cov-Lite, Term Loan, 2nd Lien
8.459%, 04/28/2025 (C)	75	76
Misys Ltd., Term Loan, 1st Lien
4.736%, 06/13/2024	41	41
Oberthur Technologies Holding SAS (fka OT Frenchco 1 SAS), Facility Term Loan B1 (USD), 1st Lien
5.046%, 01/10/2024	28	28
ON Semiconductor, Cov-Lite, Term Loan, 1st Lien
3.295%, 03/31/2023	74	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Optiv, Initial Term Loan, 1st Lien
4.438%, 02/01/2024	$112	$110
Optiv, Initial Term Loan, 2nd Lien
8.438%, 01/31/2025	47	46
Rocket Software, Term Loan, 1st Lien
5.397%, 10/14/2023	71	72
Rocket Software, Term Loan, 2nd Lien
10.647%, 10/14/2024	25	25
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.476%, 03/03/2023	47	47
VF Holding, Term B-1 Loan, 1st Lien
4.546%, 06/30/2023	105	105

		3,120

Materials – 5.4%
Alpha 3 BV, Initial Term B-1 Loan, 1st Lien
4.296%, 01/31/2024	70	70
Berlin Packaging, Cov-Lite, Term Loan, 1st Lien
4.300%, 10/01/2021	169	169
4.290%, 10/01/2021	30	30
Ceramtec Acquisition, Dollar Term Loan B1, 1st Lien
3.804%, 08/30/2020	169	169
Ceramtec Acquisition, Dollar Term Loan B3, 1st Lien
3.952%, 08/30/2020	51	51
Ceramtec Acquisition, Initial Dollar Term Loan B2, 1st Lien
3.952%, 08/30/2020	20	20
Charter Nex, Term Loan, 1st Lien
4.294%, 05/16/2024	88	88
Constantia Flexibles, Cov-Lite, Initial Term Loan, 1st Lien
4.045%, 04/30/2022	32	32
Constantia Flexibles, Cov-Lite, Term Loan B2A, 1st Lien
4.045%, 04/30/2022	164	164
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
4.726%, 07/30/2021	98	98
Fairmount Minerals Ltd, Term Loan B2, 1st Lien
4.796%, 09/05/2019	150	141
Flex Acquisition, Initial Term Loan, 1st Lien
4.398%, 12/29/2023	136	136
Foterra Finance, Cov-Lite, Term Loan, 1st Lien
4.045%, 10/25/2023	299	281
Huntsman International LLC, 2023 Term B Loan, 1st Lien
4.121%, 04/01/2023	80	80
4.045%, 04/01/2023	1	1

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Huntsman International LLC, 2023 Term B-2 Loan, 1st Lien
4.121%, 04/01/2023	$218	$219
INEOS, Dollar Term Loan
3.976%, 03/31/2022	354	354
Jeld-Wen, Term B-3 Loan, 1st Lien
4.296%, 07/01/2022	536	540
Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan
4.397%, 04/28/2020	32	32
Kleopatra Holdings 2 SCA, Initial U.S. Dollar Term Loan
4.397%, 04/28/2020	75	75
Kraton Polymers LLC, Term Loan B, 1st Lien
5.226%, 01/06/2022	125	126
LBM Borrower, LLC, Cov-Lite, Term Loan, 1st Lien
6.546%, 08/20/2022	38	38
6.452%, 08/20/2022	90	90
Mueller Water Products, Initial Term Loan, 1st Lien
3.647%, 11/25/2021	62	62
Mueller Water Products, Term Loan, 1st Lien
3.647%, 11/25/2021	34	34
Murray Energy, Term B-2 Loan, 1st Lien
8.397%, 04/16/2020	261	254
Peabody Energy, Term Loan, 1st Lien
5.726%, 03/31/2022 (D)	103	103
Royal Adhesives & Sealants, Cov-Lite, Term Loan, 1st Lien
4.546%, 06/20/2022	125	126
Signode Industrial Group Lux SA (Signode Industrial Group US Inc.), Initial Term B Loan, 1st Lien
4.046%, 05/01/2021	22	22
3.897%, 05/01/2021	77	77
Signode Industrial Group Lux SA, Initial Term B Loan
3.795%, 05/01/2021	74	74
Tricorbraun Holdings, Closing Date Term Loan, 1st Lien
5.046%, 11/30/2023	69	70
Wilsonart LLC, Tranche C Term Loan, 1st Lien
4.650%, 12/19/2023	299	300

		4,126

Real Estate – 0.6%
Communications Sales & Leasing, (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.226%, 10/24/2022	273	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.046%, 12/15/2023	$255	$256

		529

Telecommunications – 2.2%
Digicel, Term Loan, 1st Lien
4.940%, 05/10/2024 (C)	100	101
DigitalGlobe, Term Loan, 1st Lien
3.976%, 01/15/2024	200	200
Genesys, Cov-Lite, Term Loan, 1st Lien
5.296%, 12/01/2023	2	2
Greeneden U.S. Holdings I, LLC, Tranche B-1 Dollar Term Loan, 1st Lien
5.296%, 12/01/2023	4	4
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 1st Lien
4.000%, 06/30/2019 (B)	144	143
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan, 1st Lien
4.546%, 04/13/2020	276	277
Masergy Holdings, Term Loan, 1st Lien
4.828%, 12/15/2023	59	60
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.226%, 02/01/2024	121	119
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, 02/02/2024	234	234
Telenet Financing, Term Loan, 1st Lien
3.909%, 06/30/2025	150	150
WideOpenWest Finance, LLC, New Term B Loan, 1st Lien
4.554%, 08/18/2023	307	306
4.545%, 08/18/2023	1	1
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 1st Lien
3.716%, 01/19/2024 (C)	5	5

		1,602

Utilities – 0.2%
Dynegy, Tranche C-1 Term Loan, 1st Lien
4.476%, 02/07/2024	45	45
Environmental Resources, Cov-Lite, Term Loan B1, 1st Lien
5.147%, 05/14/2021	21	19
5.147%, 05/14/2021	4	4
Vistra Operations LLC (fka Tex Operations Company LLC), 2016 Incremental Term Loan, 1st Lien
4.250%, 12/14/2023	86	86

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Vistra Operations LLC (fka Tex Operations Company LLC), Term Loan, 1st Lien
4.483%, 12/14/2023	$28	$28
4.459%, 12/14/2023	–	–

		182

Total Loan Participations (Cost $22,452) ($ Thousands)		21,958

ASSET-BACKED SECURITIES – 17.1%

Automotive – 7.0%
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	275	275
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	78	78
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	205	205
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	266	266
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/2019	295	295
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (A)	23	23
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	250	250
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	238	238
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	100	100
First Investors Auto Owner Trust, Ser 2016-1A, Cl A1
1.920%, 05/15/2020 (A)	121	121
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	125	125
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	325	324
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.689%, 07/15/2020 (B)	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	150
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	156	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	$205	$205
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	148	148
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	75	75
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	230
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	200	200
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	195	195
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	101	101
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	250	251
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	150	150
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	100	100
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	255	255
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	184	184
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	350	351
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	100	100

		5,442

Credit Cards – 0.8%
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	354
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.609%, 02/15/2022 (B)	300	302

		656

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Non-Agency Mortgage-Backed Obligations – 0.8%
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	$146	$148
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	93	94
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	88	88
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	100	100
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	98	98
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	123	128

		656

Other Asset-Backed Securities – 8.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.704%, 01/25/2035 (B)	156	155
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
2.124%, 09/25/2034 (B)	40	40
Apidos CLO XII, Ser 2013-12A, Cl A
2.123%, 04/15/2025 (A)(B)	550	551
Cent CLO, Ser 2014-16AR, Cl A1AR
2.284%, 08/01/2024 (A)(B)	445	445
Cent CLO, Ser 2017-20A, Cl AR
2.256%, 01/25/2026 (A)(B)	325	325
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	200	200
CIFC Funding, Ser 2013-1A, Cl A1
2.173%, 04/16/2025 (A)(B)	485	487
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	135	135
Dryden XXXI Senior Loan Fund, Ser 2017-31A, Cl AR
2.238%, 04/18/2026 (A)(B)	350	350
First Franklin Mortgage Loan Trust, Ser 2006- FF1, Cl 2A3
1.456%, 01/25/2036 (B)	44	44
Limerock CLO II, Ser 2017-2A, Cl AR
2.458%, 04/18/2026 (A)(B)	300	300
MMAF Equipment Finance, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	100	100
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (A)	22	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (A)(B)	$54	$54
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	93	94
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	84	84
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	82	82
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	74	74
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.143%, 07/17/2025 (A)(B)	550	551
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.150%, 04/20/2025 (A)(B)	330	330
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 01/25/2027 (B)	130	129
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.856%, 07/25/2023 (B)	319	328
SLM Student Loan Trust, Ser 2008-9, Cl A
2.656%, 04/25/2023 (B)	149	152
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.736%, 03/25/2026 (B)	248	249
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	151	150
Symphony CLO, Ser 2014-8AR, Cl BR
2.905%, 01/09/2023 (A)(B)	805	807
VOLT LX, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (A)	100	100
Voya CLO, Ser 2017-4A, Cl A2AR
0.000%, 10/14/2026 (A)(B)	250	250

		6,587

Total Asset-Backed Securities (Cost $13,335) ($ Thousands)		13,341

MORTGAGE-BACKED SECURITIES – 10.3%

Agency Mortgage-Backed Obligations – 3.8%
FHLMC
6.000%, 09/01/2026	50	56
FNMA
6.500%, 09/01/2026	39	44
6.000%, 11/01/2026 to 04/01/2040	314	353
5.000%, 02/01/2023 to 03/01/2025	71	75
FNMA TBA
3.500%, 07/25/2026	900	936
FNMA, Ser 2017-KT01
1.349%, 02/25/2020	65	65
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.967%, 03/25/2045 (A)(B)	260	260

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.072%, 10/25/2047 (A)(B)	$155	$155
FREMF Mortgage Trust, Ser K703, Cl B
5.045%, 07/25/2044 (A)(B)	250	256
FREMF Mortgage Trust, Ser K706, Cl C
4.169%, 11/25/2044 (A)(B)	150	153
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.534%, 10/07/2020 (B)	207	207
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
1.442%, 01/08/2020 (B)	284	284
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
1.394%, 03/11/2020 (B)	88	88
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
1.368%, 03/06/2020 (B)	14	14

		2,946

Non-Agency Mortgage-Backed Obligations – 6.5%
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.385%, 11/25/2034 (B)	48	48
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.207%, 04/25/2035 (B)	155	144
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.262%, 10/25/2035 (B)	127	117
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.150%, 12/10/2049 (B)	313	314
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.243%, 09/25/2034 (B)	34	34
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	50	50
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	98	97
FHLMC Structured Agency Credit Risk Debt Notes
2.416%, 04/25/2029	244	246
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.424%, 07/25/2023 (B)	184	186
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.866%, 04/25/2024 (B)	222	225
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.616%, 01/25/2025 (B)	158	159
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.974%, 05/25/2024 (B)	119	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.974%, 05/25/2024 (B)	$31	$31
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.224%, 07/25/2024 (B)	100	100
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.366%, 09/25/2029 (B)	103	104
GS Mortgage Securities, Ser 2010-C2, Cl A1 3.849%, 12/10/2043 (A)	50	52
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	14	14
Impac CMB Trust, Ser 2005-1, Cl 1A1
1.544%, 04/25/2035 (B)	150	143
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.067%, 04/15/2041 (B)	269	274
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	98	98
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.287%, 06/10/2019 (A)(B)	300	299
MortgageIT Trust, Ser 2005-5, Cl A1
1.284%, 12/25/2035 (B)	429	401
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.524%, 02/25/2035 (B)	77	77
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
1.852%, 11/20/2034 (B)	100	93
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.812%, 12/20/2034 (B)	77	76
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
1.432%, 03/20/2035 (B)	46	43
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(E)	200	195
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	116	117
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	123	124
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	125	127
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	256	255
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	400	399
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.912%, 03/25/2036 (B)	192	182

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.075%, 01/25/2035 (B)	$118	$118

		5,061

Total Mortgage-Backed Securities (Cost $8,079) ($ Thousands)		8,007

MUNICIPAL BONDS – 1.3%

California – 0.3%
California State, RB
2.001%, 04/01/2022 (B)	250	251

Florida – 0.5%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	352

Illinois – 0.2%
Illinois State, GO
5.665%, 03/01/2018	115	117
5.163%, 02/01/2018	5	5

		122

Indiana – 0.1%
City of Whiting, AMT, RB
1.660%, 12/02/2019 (B)	100	100

Pennsylvania – 0.2%
Pennsylvania State, Housing Finance Agency, Ser 123C, RB
1.750%, 12/20/2017 (B)	150	150

Total Municipal Bonds (Cost $972) ($ Thousands)		975

	Shares

COMMON STOCK – 0.2%
Dex Media *	23,332	90
Energy & Exploration Partners *	85	–
Nelson Education *	26,098	1
TE Holdcorp *	11,340	51
Vistra Energy	2,451	41

Total Common Stock (Cost $594) ($ Thousands)		183

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK – 0.2%

TE Holdcorp, 0.000% *	16,542	$157

Total Preferred Stock (Cost $154) ($ Thousands)		157

	Number of Rights

RIGHTS – 0.0%
Texas Competitive Electric Holdings LLC, Taxable Receivable Agreement Rights
0.000 *‡‡	2,451	2

Total Rights (Cost $3) ($ Thousands)		2

	Number of Warrants

WARRANTS – 0.0%
Lion Holding Warrants, Cl A, Expires 12/30/2027
Strike Price $ 0.00 *	148	–
Lion Holding Warrants, Cl B, Expires 12/30/2027
Strike Price $ 0.00 *	237	–

Total Warrants (Cost $–) ($ Thousands)		–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	1,421,544	$1,422

Total Cash Equivalent (Cost $1,422) ($ Thousands)		1,422

	Face Amount (Thousands)

REPURCHASE AGREEMENT(F) – 1.9%
Goldman Sachs
1.070%, dated 06/30/17, to be repurchased on 07/03/2017, repurchase price $1,500,134 (collateralized by various FNMA and FMAC obligations, ranging in par value $2,6788–$3,300,000, 2.500%–7.000%, 02/01/2032–06/01/2047; total market value $1,530,000)	1,500	1,500

Total Repurchase Agreement (Cost $1,500) ($ Thousands)		1,500

Total Investments – 101.5% (Cost $80,185) ($ Thousands) @		$79,165

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(8)	Sep-2017	$2
U.S. 2-Year Treasury Note	(14)	Oct-2017	5
U.S. 5-Year Treasury Note	4	Oct-2017	(1)

			$6

Percentages are based on Net Assets of $78,021 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $20,488 ($ Thousands), representing 26.3% of the Net Assets of the Fund.
(B)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Securities considered illiquid. The total value of such securities as of June 30, 2017 was $103 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.
(E)	Zero coupon security.
(F)	Tri-Party Repurchase Agreement.

AMT	– Alternative Minimum Tax
Cl	– Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

FREMF– Freddie Mac Multi-Family

GO – General Obligation

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

NCUA – National Credit Union Association

PIK– Payment-in-Kind

PLC – Public Limited Company

RB – Revenue Bond

RE-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

ULC – Unlimited Liability Company

USD – U.S. Dollar

@At June 30, 2017, the tax basis cost of the Fund’s investments was $80,185 ($ Thousands), and the unrealized appreciation and depreciation were $512 ($ Thousands) and $(1,532) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$31,620	$–	$31,620
Loan Participations	–	21,933	25	21,958
Asset-Backed Securities	–	13,341	–	13,341
Mortgage-Backed Securities	–	8,007	–	8,007
Municipal Bonds	–	975	–	975
Common Stock	41	142	–	183
Preferred Stock	–	157	–	157
Rights	–	2	–	2
Warrants	–	–	–	–
Cash Equivalent	1,422	–	–	1,422
Repurchase Agreement	–	1,500	–	1,500

Total Investments in Securities	$1,463	$77,677	$25	$79,167

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7	$–	$–	$7
Unrealized Depreciation	(1)	–	–	(1)

Total Other Financial Instruments	$6	$–	$–	$6

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of

Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Enhanced Income Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$5,121	$25,739	$(29,438)	$1,422	$8

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 33.0%

Agency Mortgage-Backed Obligations – 27.3%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$271	$296
7.000%, 05/01/2024 to 03/01/2039	295	324
6.500%, 10/01/2031 to 09/01/2039	139	157
6.000%, 03/01/2020 to 07/01/2037	868	932
5.500%, 06/01/2020 to 11/01/2035	711	758
5.000%, 10/01/2018 to 06/01/2044	4,330	4,722
4.500%, 08/01/2020 to 06/01/2047	8,017	8,683
4.000%, 04/01/2019 to 07/01/2047	18,984	20,053
3.500%, 06/01/2026 to 12/01/2046	40,712	42,119
3.000%, 03/01/2031 to 01/01/2047	23,320	23,326
2.500%, 12/01/2031	3,206	3,226
FHLMC ARM
3.090%, 02/01/2045 (A)	353	362
2.631%, 07/01/2046 (A)	1,733	1,762
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	1	1
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	382	414
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	80	95
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	440	492
FHLMC CMO, Ser 2005-2945, Cl SA
10.514%, 03/15/2020 (A)	89	92
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	935	1,051
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	198	219
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.041%, 05/15/2038 (A)	63	9
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.071%, 01/15/2040 (A)	79	13
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	138	139
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	237	239
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.791%, 10/15/2041 (A)	581	94
FHLMC CMO, Ser 2012-4054, Cl SA, IO
4.891%, 08/15/2039 (A)	1,001	164
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,028	106
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.211%, 05/15/2039 (A)	334	44
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.261%, 09/15/2042 (A)	338	56
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.797%, 04/15/2041 (A)	576	31
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	598	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	$242	$246
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,898	2,001
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.606%, 07/25/2021 (A)	1,321	72
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.533%, 10/25/2021 (A)	283	15
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.745%, 03/25/2027 (A)	4,990	246
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,465	1,522
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	933	956
FHLMC TBA
4.000%, 08/15/2041 to 09/15/2041	8,940	9,375
3.500%, 07/15/2041 to 08/25/2041	7,500	7,691
3.000%, 08/01/2042 to 07/15/2043	7,800	7,777
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,067	1,200
6.500%, 03/01/2031 to 05/01/2040	931	1,077
6.000%, 10/01/2019 to 07/01/2037	2,233	2,534
5.500%, 06/01/2018 to 09/01/2056	670	742
5.000%, 01/01/2020 to 08/01/2056	9,145	10,090
4.500%, 01/01/2020 to 04/01/2056	32,982	35,783
4.000%, 08/01/2020 to 07/01/2047	68,088	72,180
3.840%, 08/01/2021	2,908	3,092
3.762%, 12/01/2020	2,495	2,622
3.665%, 10/01/2020	1,412	1,482
3.619%, 12/01/2020	1,816	1,908
3.500%, 08/01/2028 to 02/01/2047	21,411	22,249
3.330%, 10/01/2029	1,240	1,278
3.080%, 01/01/2027	560	570
3.010%, 04/01/2028	1,320	1,326
3.000%, 01/01/2027 to 02/01/2047	12,142	12,289
2.830%, 06/01/2022	1,154	1,188
2.600%, 10/01/2031	1,370	1,294
2.510%, 08/01/2026	1,322	1,300
2.500%, 10/01/2042	740	717
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.491%, 09/25/2022 (A)	18,559	374
FNMA ACES, Ser 2014-M12, Cl FA
1.276%, 10/25/2021 (A)	553	553
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,872
FNMA ACES, Ser 2015-M13, Cl A2
2.711%, 06/25/2025 (A)	130	130

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2015-M2, Cl A3
3.047%, 12/25/2024 (A)	$2,540	$2,618
FNMA ACES, Ser 2015-M3, Cl FA
1.215%, 06/25/2018 (A)	713	713
FNMA ACES, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (A)	802	772
FNMA ACES, Ser 2017-M4, Cl A2
2.597%, 12/25/2026 (A)	440	430
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	397	408
FNMA ARM
4.380%, 04/01/2040 (A)	253	267
3.259%, 04/01/2047 (A)	929	949
3.230%, 06/01/2047 (A)	757	778
3.192%, 10/01/2043 (A)	320	331
3.183%, 07/01/2047 (A)	188	191
3.139%, 03/01/2047 (A)	777	803
2.978%, 05/01/2047 (A)	197	202
2.654%, 11/01/2035 (A)	222	232
2.604%, 11/01/2035 (A)	882	921
2.578%, 10/01/2035 (A)	999	1,041
2.508%, 10/01/2035 (A)	147	153
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	564	129
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	742	65
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	505	87
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	205	224
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	631	672
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	1,568	321
FNMA CMO, Ser 2006-112, Cl ST, IO
5.484%, 11/25/2036 (A)	1,349	161
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (A)	108	125
FNMA CMO, Ser 2008-22, Cl SI, IO
5.214%, 03/25/2037 (A)	2,037	84
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	1,690	1,542
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	451	82
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	255	256
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,363	2,650
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	614	43
FNMA CMO, Ser 2011-96, Cl SA, IO
5.334%, 10/25/2041 (A)	1,574	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-133, Cl CS, IO
4.934%, 12/25/2042 (A)	$457	$95
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	81	89
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	401	452
FNMA CMO, Ser 2012-70, Cl YS, IO
5.434%, 02/25/2041 (A)	125	17
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	38	34
FNMA CMO, Ser 2012-74, Cl SA, IO
5.434%, 03/25/2042 (A)	489	81
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	75	69
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,867
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	443	502
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	3,291	3,672
FNMA CMO, Ser 2013-9, Cl SA, IO
4.934%, 03/25/2042 (A)	602	85
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	423	442
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,930
FNMA CMO, Ser 2015-55, Cl IO, IO
1.579%, 08/25/2055 (A)	1,090	57
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,826	1,909
FNMA CMO, Ser 2016-60, Cl QS, IO
4.884%, 09/25/2046 (A)	513	89
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	2,229	2,245
FNMA TBA
5.000%, 08/14/2037	1,500	1,637
4.500%, 08/01/2033	35,100	37,604
4.000%, 07/13/2039 to 09/14/2039	27,335	28,709
3.500%, 08/01/2040 to 07/01/2041	17,390	17,837
3.000%, 07/01/2026 to 08/01/2042	11,745	11,830
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	12,517	96
GNMA
8.000%, 11/15/2029 to 09/15/2030	52	56
7.500%, 03/15/2029	61	72
6.500%, 07/15/2028 to 08/15/2039	1,979	2,235
6.000%, 10/15/2023 to 10/20/2040	3,608	4,101
5.000%, 12/20/2039 to 11/20/2045	877	966
4.500%, 03/15/2041 to 04/15/2047	3,071	3,338
4.000%, 07/15/2045 to 06/20/2047	9,317	9,841
3.500%, 03/20/2046 to 04/20/2047	10,956	11,362

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 12/20/2046	$4,738	$4,791
GNMA CMO, Ser 2007-17, Cl IB, IO
5.038%, 04/20/2037 (A)	704	116
GNMA CMO, Ser 2010-31, Cl GS, IO
5.490%, 03/20/2039 (A)	80	6
GNMA CMO, Ser 2010-4, Cl NS, IO
5.218%, 01/16/2040 (A)	5,148	915
GNMA CMO, Ser 2010-85, Cl HS, IO
5.438%, 01/20/2040 (A)	89	12
GNMA CMO, Ser 2010-H27, Cl FA
1.363%, 12/20/2060 (A)	1,463	1,455
GNMA CMO, Ser 2010-H28, Cl FE
1.383%, 12/20/2060 (A)	772	770
GNMA CMO, Ser 2011-H08, Cl FG
1.463%, 03/20/2061 (A)	866	864
GNMA CMO, Ser 2011-H09, Cl AF
1.483%, 03/20/2061 (A)	618	617
GNMA CMO, Ser 2012-152, Cl IO, IO
0.759%, 01/16/2054 (A)	8,020	410
GNMA CMO, Ser 2012-34, Cl SA, IO
5.040%, 03/20/2042 (A)	569	99
GNMA CMO, Ser 2012-43, Cl SN, IO
5.428%, 04/16/2042 (A)	45	10
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	704	62
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (A)	367	67
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	400	64
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	158	36
GNMA CMO, Ser 2016-135, Cl SB, IO
4.928%, 10/16/2046 (A)	370	102
GNMA TBA
4.500%, 07/15/2039	4,670	4,963
4.000%, 07/01/2039	8,350	8,786
3.500%, 07/15/2041 to 09/15/2041	29,045	30,052
3.000%, 07/15/2042 to 08/15/2042	24,145	24,373
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
1.362%, 11/06/2017 (A)	770	771

		564,551

Non-Agency Mortgage-Backed Obligations – 5.7%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	850
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.862%, 02/25/2035 (A)	1,480	1,403
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
1.164%, 03/25/2037 (A)	2,182	1,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2005-36, Cl 3A1
3.136%, 08/25/2035 (A)	$1,806	$1,512
Alternative Loan Trust, Ser 2006-18CB, Cl A6
24.506%, 07/25/2036 (A)	315	447
Alternative Loan Trust, Ser 2006-OA11, Cl A4
1.214%, 09/25/2046 (A)	459	362
Alternative Loan Trust, Ser 2007-23CB, Cl A7
1.616%, 09/25/2037 (A)	2,477	1,582
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
1.214%, 12/25/2046 (A)	1,579	1,242
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.402%, 06/25/2045 (A)	1,485	1,482
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.180%, 11/25/2045 (A)	1,651	1,254
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.185%, 08/15/2034 (A)(C)	440	468
BAMLL Re-REMIC Trust, Ser 2016-RRGG10, Cl AJA
5.979%, 08/10/2045 (A)(C)	1,812	1,359
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(C)	1,354	1,370
BCAP Trust, Ser 2015-RR2, Cl 21A1
1.391%, 03/28/2037 (A)(C)	1,175	1,132
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.951%, 05/25/2034 (A)	142	132
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,476	1,455
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
6.434%, 11/25/2035 (A)	4,414	1,321
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl AJ
5.643%, 01/15/2046 (A)	–	–
CD Commercial Mortgage Trust, Ser 2006- CD3, Cl AJ
5.688%, 10/15/2048	170	89
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	52	32
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	168	166
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	517	511

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	$221	$227
CFCRE Commercial Mortgage Trust, Ser 2011- C1, Cl A4
4.961%, 04/15/2044 (A)(C)	459	490
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2021	281	281
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl A4
3.283%, 02/10/2026	294	295
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A3
3.839%, 12/10/2026	226	235
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A2
3.585%, 12/10/2054	290	298
CFCRE Commercial Mortgage Trust, Ser 2017- C8, Cl A4
3.572%, 05/15/2027	276	283
CFCRE Commercial Mortgage Trust, Ser 2017- C8, Cl A1
1.965%, 06/15/2050	181	181
CFCRE Commercial Mortgage Trust, Ser 2017- C8, Cl ASB
3.367%, 06/15/2050	230	236
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.939%, 06/15/2031 (A)(C)	475	474
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	205	193
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.144%, 12/10/2049 (A)	140	81
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,205	1,238
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	198	201
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	484	485
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A4
3.093%, 03/10/2023	174	178
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.401%, 03/10/2047 (A)(C)	780	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	$63	$64
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.791%, 07/10/2046 (A)(C)	13,060	294
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	162	162
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	620	674
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	214
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	83	83
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	26	26
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.082%, 10/10/2046 (A)	40	41
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	100	107
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	97
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	61
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	746	747
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	632	668
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.255%, 07/10/2045 (A)(C)	780	602
COMM Mortgage Trust, Ser 2014-CR19, Cl C
4.718%, 08/10/2024 (A)	550	564
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	223	231
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	200
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	488	510
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	650	668
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	226	228
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	233	236
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	100	104
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	78	82
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.977%, 02/10/2034 (A)(C)	630	624

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.210%, 06/15/2038 (A)	$289	$153
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	380	352
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)	270	264
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.280%, 10/25/2033 (A)	959	945
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.065%, 03/12/2020	1,089	1,386
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.332%, 03/12/2020	383	487
Credit Suisse Mortgage Capital Certificates, Ser CHOP, Cl G
6.446%, 07/15/2032 (A)(C)	1,000	995
Credit Suisse Mortgage Trust
3.062%, 07/25/2057	1,760	1,477
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	250	258
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	590	513
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
1.301%, 10/27/2036 (A)(C)	692	675
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
5.489%, 03/15/2028 (A)(C)	650	650
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl C
4.211%, 06/15/2057 (A)	635	608
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	509	532
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	112	117
CSMC Trust, Ser 2014-11R, Cl 9A2
1.131%, 10/27/2036 (A)(C)	2,620	1,588
CSMC Trust, Ser 2014-TIKI, Cl F
4.812%, 09/15/2038 (A)(C)	1,600	1,592
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 02/10/2027	131	133
DBJPM Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/2027	110	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.804%, 11/19/2044 (A)	$910	$813
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.674%, 10/25/2028 (A)	1,480	1,656
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.224%, 10/25/2029 (A)	1,388	1,404
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.024%, 07/25/2024 (A)	4,810	5,129
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.014%, 05/10/2050 (A)	680	670
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	269	246
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.769%, 08/10/2045 (A)	1,643	1,657
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	78	79
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 04/10/2023	711	751
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	180	198
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	199	201
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (A)	680	701
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	228	223
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	342
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A3
3.409%, 03/10/2050	474	486
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	21	21
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.867%, 10/25/2033 (A)	296	299
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
3.292%, 07/25/2035 (A)	3,374	3,155

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
3.089%, 05/19/2034 (A)	$1,657	$1,675
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,495	1,654
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
1.396%, 07/25/2047 (A)	1,580	1,040
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR7, Cl 2A1
2.955%, 06/25/2037 (A)	2,413	2,144
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.058%, 11/15/2045 (A)	190	197
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	394	400
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047 (A)	100	107
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	200	208
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	486	511
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	632
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	351	355
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	211	215
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,147	1,142
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	303	320
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	301	315
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	462	477
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	247	254
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 10/15/2026	87	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	$1,495	$1,287
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.751%, 02/12/2049 (A)	250	208
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.058%, 02/15/2051 (A)	45	44
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	145	146
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	805	839
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	154	155
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (C)	220	235
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (C)	2,584	2,624
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,182	1,202
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	82	82
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	716	723
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	500	526
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	202	205
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	607
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	125	132
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	308	307
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	210	208

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	$980	$960
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 11/15/2026	934	976
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	650	671
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (A)(C)	1,604	1,612
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,608	1,512
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (A)	140	141
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	392	327
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (A)(C)	51	43
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	936
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A2
1.868%, 11/15/2045	68	68
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	128	129
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	61	62
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (C)	1,000	659
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.242%, 04/15/2048 (A)	630	619
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	389	407
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	619	489
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.152%, 12/12/2049 (A)	1,010	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021	$258	$256
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021	493	487
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	279	276
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (C)	1,470	1,461
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)	1,350	1,406
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	560	598
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/2032	1,360	1,415
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,335	1,232
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	121	128
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.834%, 01/13/2032 (A)(C)	640	677
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	34	34
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.259%, 12/25/2034 (A)	280	280
STRU TCW, Ser 1091, Cl COLL
3.490%, 02/25/2033	1,315	1,319
STRU TCW, Ser 1092, Cl COLL
0.000%, 05/25/2030 (A)	1,300	1,310
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	789	637
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.556%, 02/20/2054 (A)(C) GBP	769	1,004
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	$21	21
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.495%, 12/10/2045 (A)(C)	670	655
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017	336	336
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	225	230

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
VNO Mortgage Trust, Ser PENN, Cl A
3.808%, 12/13/2029 (C)	$630	$660
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.391%, 02/25/2047 (A)	2,604	2,220
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.391%, 01/25/2047 (A)	1,591	1,203
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	3	3
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/19/2022 (A)(C)	1,049	1,050
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.295%, 07/15/2046 (A)	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 11/15/2026	550	578
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.188%, 06/25/2034 (A)	581	590
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.364%, 03/15/2044 (A)(C)	7,406	275
WFRBS Commercial Mortgage Trust, Ser 2011- C4, Cl A3
4.394%, 06/15/2044 (C)	1,588	1,630
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.477%, 06/15/2045 (A)(C)	323	18
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl B
4.723%, 03/15/2047 (A)	110	117

		117,994

Total Mortgage-Backed Securities (Cost $699,239) ($ Thousands)		682,545

U.S. TREASURY OBLIGATIONS – 29.6%
U.S. Treasury Bills(D)
0.872%, 08/10/2017	22,970	22,949
0.857%, 08/03/2017	9,820	9,813
0.824%, 09/07/2017 (E)	462	461
0.814%, 07/27/2017	10,480	10,474
U.S. Treasury Bonds
5.250%, 11/15/2028	6,745	8,683
3.816%, 02/15/2045 (D)	4,000	1,785
3.750%, 11/15/2043	17,850	20,983
3.375%, 05/15/2044	1,360	1,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 05/15/2045	$16,560	$17,064
3.000%, 11/15/2045	1,726	1,778
3.000%, 02/15/2047	7,277	7,507
3.000%, 05/15/2047	39,604	40,872
2.875%, 08/15/2045	49,895	50,174
2.875%, 11/15/2046	3,573	3,593
2.863%, 08/15/2045(D)	2,120	932
2.500%, 02/15/2045(E)	25,565	23,858
2.500%, 02/15/2046	18,779	17,479
2.500%, 05/15/2046	11,245	10,462
2.250%, 08/15/2046	5,970	5,256
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	797	867
0.875%, 02/15/2047	6,796	6,595
0.750%, 02/15/2042	2,110	2,008
0.625%, 01/15/2024	2,997	3,040
0.375%, 07/15/2023	4,340	4,367
0.375%, 01/15/2027	2,389	2,346
0.125%, 04/15/2018	3,935	3,921
0.125%, 04/15/2021	11,591	11,574
0.125%, 04/15/2022	3,811	3,793
0.125%, 07/15/2026	9,691	9,348
U.S. Treasury Notes
2.375%, 06/30/2018	2,420	2,445
2.375%, 05/15/2027	26,824	26,994
2.250%, 11/15/2025	150	150
2.250%, 02/15/2027	2,649	2,637
2.125%, 12/31/2022	6,145	6,194
2.125%, 03/31/2024	3,080	3,082
2.125%, 05/15/2025	1,410	1,401
2.000%, 10/31/2021	5,924	5,971
2.000%, 12/31/2021	7,821	7,878
2.000%, 11/30/2022	6,005	6,018
2.000%, 05/31/2024	1,115	1,106
2.000%, 02/15/2025	175	173
2.000%, 11/15/2026	5,369	5,235
1.875%, 01/31/2022	1,367	1,369
1.875%, 03/31/2022	12,280	12,287
1.875%, 04/30/2022	12,035	12,033
1.875%, 06/30/2024	5,360	5,313
1.750%, 12/31/2020	3,435	3,445
1.750%, 05/31/2022(F)	32,369	32,179
1.750%, 06/30/2022	61,405	60,999
1.625%, 06/30/2020	5,594	5,604
1.625%, 07/31/2020	7,126	7,134
1.500%, 05/15/2020	10,167	10,155
1.500%, 05/31/2020	6,930	6,920
1.500%, 06/15/2020	4,495	4,489
1.500%, 01/31/2022	9,915	9,765
1.500%, 08/15/2026	5,912	5,531
1.375%, 12/31/2018	5,275	5,277
1.375%, 08/31/2020	1,239	1,230

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 01/31/2021	$14,522	$14,370
1.250%, 04/30/2019	3,955	3,945
1.250%, 05/31/2019(F)	8,974	8,952
1.250%, 06/30/2019	5,908	5,892
1.125%, 02/28/2021	2,146	2,102
1.125%, 07/31/2021	347	338
1.000%, 05/15/2018	4,605	4,594
0.750%, 10/31/2017	4,355	4,350
0.750%, 04/15/2018	6,240	6,214
0.625%, 04/30/2018	5,055	5,028

Total U.S. Treasury Obligations (Cost $610,683) ($ Thousands)		612,283

CORPORATE OBLIGATIONS – 28.7%

Consumer Discretionary – 2.1%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022(C)	390	404
21st Century Fox America
7.250%, 05/18/2018	1,500	1,570
6.650%, 11/15/2037	180	237
6.200%, 12/15/2034	65	80
Altice Financing
6.625%, 02/15/2023(C)	400	424
Amazon.com
4.950%, 12/05/2044(F)	360	424
American Axle & Manufacturing
6.625%, 10/15/2022(F)	380	389
American Honda Finance MTN
3.875%, 09/21/2020(C)	1,065	1,120
AutoZone
3.750%, 06/01/2027	440	440
BMW US Capital
2.150%, 04/06/2020(C) CBS	555	558
3.375%, 02/15/2028	340	333
2.500%, 02/15/2023	675	669
CCO Holdings
5.125%, 05/01/2027(C)(F)	160	164
Charter Communications Operating
6.484%, 10/23/2045	300	360
6.384%, 10/23/2035	10	12
5.375%, 05/01/2047(C)	270	286
4.908%, 07/23/2025	580	627
4.464%, 07/23/2022	1,900	2,024
Comcast
6.950%, 08/15/2037(F)	20	28
6.550%, 07/01/2039	80	109
6.400%, 03/01/2040	100	134
4.400%, 08/15/2035	315	339
4.200%, 08/15/2034	200	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 07/15/2046	$115	$105
2.350%, 01/15/2027	285	267
Daimler Finance North America
2.300%, 01/06/2020(C)	830	833
Daimler Finance North America LLC
2.375%, 08/01/2018(C)	735	740
Discovery Communications
4.950%, 05/15/2042	120	112
4.900%, 03/11/2026	200	212
4.875%, 04/01/2043	235	219
DISH DBS
6.750%, 06/01/2021	80	89
5.875%, 07/15/2022	180	193
5.875%, 11/15/2024	570	608
Dollar Tree
5.750%, 03/01/2023(F)	240	253
ERAC USA Finance (C)
4.500%, 02/15/2045	100	98
3.300%, 12/01/2026	800	779
2.700%, 11/01/2023	135	132
Fiat Chrysler Automobiles
4.500%, 04/15/2020(F)	200	205
Ford Motor
5.291%, 12/08/2046(F)	470	482
4.750%, 01/15/2043	210	203
4.346%, 12/08/2026(F)	485	499
Ford Motor Credit
5.875%, 08/02/2021	230	256
3.810%, 01/09/2024	865	876
3.339%, 03/28/2022	530	538
Ford Motor Credit LLC
2.597%, 11/04/2019	775	780
1.684%, 09/08/2017	2,000	2,001
General Motors
6.750%, 04/01/2046	547	649
6.600%, 04/01/2036	670	776
6.250%, 10/02/2043(F)	100	111
General Motors Financial
4.750%, 08/15/2017	1,000	1,003
4.375%, 09/25/2021	180	190
4.350%, 01/17/2027(F)	995	1,007
4.250%, 05/15/2023	110	115
3.950%, 04/13/2024	910	923
3.450%, 04/10/2022	90	92
3.250%, 05/15/2018	60	61
3.150%, 06/30/2022	680	681
Goodyear Tire & Rubber
5.125%, 11/15/2023(F)	220	230
5.000%, 05/31/2026	140	145
Grupo Televisa
6.125%, 01/31/2046	255	283
5.000%, 05/13/2045	270	260

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hilton Worldwide Finance
4.875%, 04/01/2027 (C)(F)	$290	$303
Hyundai Capital America
2.125%, 10/02/2017 (C)(F)	140	140
Lennar
4.500%, 04/30/2024	170	176
McDonald’s MTN
4.875%, 12/09/2045	580	647
3.500%, 03/01/2027	450	457
2.750%, 12/09/2020	265	270
Myriad International Holdings BV
4.850%, 07/06/2027 (C)	550	550
NBCUniversal Media
4.375%, 04/01/2021	270	291
NBCUniversal Media LLC
4.450%, 01/15/2043	75	80
NCL (C)
4.750%, 12/15/2021	40	42
4.625%, 11/15/2020	310	318
Netflix
5.875%, 02/15/2025	110	122
5.500%, 02/15/2022	50	54
Newell Brands
4.200%, 04/01/2026	260	276
3.850%, 04/01/2023	290	304
3.150%, 04/01/2021	170	174
QVC
5.950%, 03/15/2043	20	19
SFR Group
7.375%, 05/01/2026 (C)(F)	400	434
Taylor Morrison Communities
5.250%, 04/15/2021 (C)	460	471
Time Warner
6.250%, 03/29/2041	185	226
4.850%, 07/15/2045	50	52
4.750%, 03/29/2021	730	786
3.800%, 02/15/2027	560	564
3.550%, 06/01/2024	1,365	1,383
Time Warner Cable
8.250%, 04/01/2019	2,265	2,499
7.300%, 07/01/2038	420	537
6.550%, 05/01/2037	145	173
Time Warner Entertainment
8.375%, 07/15/2033	270	371
Toyota Motor Credit MTN
2.600%, 01/11/2022	990	1,000
1.250%, 10/05/2017	1,150	1,150
Viacom
4.850%, 12/15/2034	270	268
4.375%, 03/15/2043	365	325
4.250%, 09/01/2023	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2024	$100	$102

		42,617

Consumer Staples – 2.2%
Altria Group
9.250%, 08/06/2019	1,250	1,435
4.750%, 05/05/2021	670	731
2.850%, 08/09/2022	260	264
Anheuser-Busch InBev Finance
4.900%, 02/01/2046(F)	2,345	2,647
3.650%, 02/01/2026	2,361	2,432
3.300%, 02/01/2023(F)	2,485	2,559
2.650%, 02/01/2021	1,525	1,545
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,234
5.000%, 04/15/2020	430	464
2.500%, 07/15/2022	330	330
Coca-Cola Femsa
2.375%, 11/26/2018	680	683
Costco Wholesale
3.000%, 05/18/2027	750	748
2.750%, 05/18/2024	645	645
2.300%, 05/18/2022	750	749
2.150%, 05/18/2021	1,070	1,070
Cott Holdings
5.500%, 04/01/2025(C)	220	224
CVS Health
5.125%, 07/20/2045(F)	1,750	2,006
3.875%, 07/20/2025(F)	266	277
3.500%, 07/20/2022	100	104
Danone (C)
2.947%, 11/02/2026	590	570
2.589%, 11/02/2023	1,040	1,015
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,565
Kraft Heinz Foods
6.500%, 02/09/2040	225	281
5.375%, 02/10/2020	315	339
5.200%, 07/15/2045	60	65
5.000%, 07/15/2035	180	195
5.000%, 06/04/2042	50	53
4.375%, 06/01/2046	1,660	1,626
3.950%, 07/15/2025	700	720
3.500%, 06/06/2022(F)	840	868
3.500%, 07/15/2022	640	660
3.000%, 06/01/2026	720	689
2.800%, 07/02/2020	820	832
Kroger
2.950%, 11/01/2021	375	378
Lamb Weston Holdings
4.625%, 11/01/2024(C)(F)	210	216

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Molson Coors Brewing
3.500%, 05/01/2022 (F)	$100	$104
Mondelez International Holdings Netherlands BV (C)
2.000%, 10/28/2021	2,030	1,977
1.625%, 10/28/2019	2,055	2,034
PepsiCo
4.000%, 03/05/2042 (F)	110	112
Pernod Ricard
4.450%, 01/15/2022 (C)	180	193
Philip Morris International
4.500%, 03/20/2042	60	64
2.900%, 11/15/2021	370	379
2.500%, 08/22/2022	340	340
2.000%, 02/21/2020	1,130	1,132
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,250	1,239
Reynolds American
8.125%, 06/23/2019	20	22
5.850%, 08/15/2045 (F)	1,121	1,373
3.250%, 06/12/2020	162	167
Spectrum Brands
5.750%, 07/15/2025	130	139
Walgreens Boots Alliance
4.800%, 11/18/2044	470	500
3.450%, 06/01/2026 (F)	2,770	2,764
3.300%, 11/18/2021	590	609
Wal-Mart Stores
4.300%, 04/22/2044	855	947
Wm Wrigley Jr (C)
2.900%, 10/21/2019	480	488
2.400%, 10/21/2018	130	131

		44,933

Energy – 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,012
Anadarko Petroleum
6.600%, 03/15/2046 (F)	50	62
6.450%, 09/15/2036	30	35
5.550%, 03/15/2026 (F)	672	751
4.850%, 03/15/2021	190	203
4.500%, 07/15/2044 (F)	400	366
Apache
5.100%, 09/01/2040	130	133
4.250%, 01/15/2044	850	796
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	910	965
BP Capital Markets
3.723%, 11/28/2028	85	87
3.216%, 11/28/2023	1,600	1,625

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC
3.588%, 04/14/2027	$665	$675
3.561%, 11/01/2021	50	52
3.506%, 03/17/2025	530	542
3.245%, 05/06/2022	160	165
3.119%, 05/04/2026	100	99
Canadian Natural Resources
3.850%, 06/01/2027	267	265
Cenovus Energy
5.400%, 06/15/2047 (C)	161	150
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (C)	200	205
Chesapeake Energy (F)
8.000%, 12/15/2022 (C)	20	21
5.750%, 03/15/2023	50	45
Chevron
2.954%, 05/16/2026	730	725
2.895%, 03/03/2024	1,130	1,139
Cimarex Energy
4.375%, 06/01/2024	380	398
3.900%, 05/15/2027	290	292
CNOOC Finance
3.500%, 05/05/2025	1,370	1,370
Concho Resources
5.500%, 10/01/2022	130	133
Conoco Funding
7.250%, 10/15/2031	50	67
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	515
4.150%, 11/15/2034	630	633
Devon Energy
5.850%, 12/15/2025 (F)	450	511
5.600%, 07/15/2041	380	395
5.000%, 06/15/2045	580	586
3.250%, 05/15/2022 (F)	270	268
Devon Financing LLC
7.875%, 09/30/2031	260	337
Ecopetrol
5.875%, 05/28/2045	1,290	1,184
Enbridge
3.700%, 07/15/2027	340	340
2.900%, 07/15/2022	496	495
Enbridge Energy Partners
7.375%, 10/15/2045	140	178
5.500%, 09/15/2040	240	252
Encana
6.500%, 08/15/2034 (F)	240	274
6.500%, 02/01/2038	380	432
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,690
6.125%, 12/15/2045	255	276

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 06/15/2018	$410	$412
Ensco
8.000%, 01/31/2024(F)	218	205
4.700%, 03/15/2021	2	2
EOG Resources
4.150%, 01/15/2026(F)	230	242
ExxonMobil
4.114%, 03/01/2046	150	158
3.043%, 03/01/2026(F)	500	505
Florida Gas Transmission LLC
7.900%, 05/15/2019(C)	1,000	1,097
Halliburton
5.000%, 11/15/2045	480	511
4.850%, 11/15/2035	60	64
3.800%, 11/15/2025	540	553
Kerr-McGee
7.875%, 09/15/2031	510	656
Kinder Morgan
5.550%, 06/01/2045	220	233
5.000%, 02/15/2021(C)	840	901
4.300%, 06/01/2025	1,295	1,346
Kinder Morgan Energy Partners
5.400%, 09/01/2044	215	217
Marathon Petroleum
5.000%, 09/15/2054	240	219
4.750%, 09/15/2044	105	100
MPLX
4.875%, 12/01/2024	320	341
4.875%, 06/01/2025	110	117
Newfield Exploration
5.625%, 07/01/2024(F)	480	500
Noble Energy
5.250%, 11/15/2043	180	186
4.150%, 12/15/2021	690	727
3.900%, 11/15/2024	500	514
Occidental Petroleum
4.625%, 06/15/2045	150	159
4.400%, 04/15/2046(F)	90	94
4.100%, 02/15/2047	320	319
3.400%, 04/15/2026	270	272
3.125%, 02/15/2022	330	339
3.000%, 02/15/2027(F)	230	224
ONEOK
6.000%, 06/15/2035	135	145
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,741
Petrobras Global Finance
6.850%, 06/05/2115	620	549
6.250%, 03/17/2024	1,084	1,105
Petrobras Global Finance BV
7.375%, 01/17/2027	310	328
6.125%, 01/17/2022	130	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras International Finance
5.375%, 01/27/2021	$1,090	$1,108
Petro-Canada
6.800%, 05/15/2038	825	1,075
Petroleos Mexicanos
6.625%, 06/15/2035	727	751
6.500%, 03/13/2027(C)	291	313
6.375%, 01/23/2045	490	478
5.625%, 01/23/2046	385	341
5.500%, 06/27/2044	90	80
2.460%, 12/15/2025	1,003	1,006
2.378%, 04/15/2025	528	528
Petroleos Mexicanos MTN
6.750%, 09/21/2047	330	333
Phillips 66 Partners
4.900%, 10/01/2046	355	349
QEP Resources
6.875%, 03/01/2021(F)	340	353
Range Resources
5.875%, 07/01/2022(C)	10	10
5.000%, 03/15/2023(C)(F)	340	333
4.875%, 05/15/2025(F)	20	19
Regency Energy Partners
4.500%, 11/01/2023	690	716
Sabine Pass Liquefaction
5.875%, 06/30/2026	210	235
5.750%, 05/15/2024	220	245
5.625%, 03/01/2025	700	772
5.000%, 03/15/2027	645	686
4.200%, 03/15/2028(C)	370	374
Schlumberger Holdings (C)
4.000%, 12/21/2025	330	346
3.000%, 12/21/2020(F)	1,690	1,721
SESI LLC
7.125%, 12/15/2021(F)	60	57
Shelf Drilling Holdings
9.500%, 11/02/2020(C)	36	35
Shell International Finance
4.550%, 08/12/2043	200	214
4.375%, 03/25/2020	690	734
4.375%, 05/11/2045	280	293
4.125%, 05/11/2035	1,680	1,749
4.000%, 05/10/2046	507	501
2.875%, 05/10/2026(F)	700	691
Sinopec Group Overseas Development
4.375%, 04/10/2024(C)	860	915
SM Energy
5.000%, 01/15/2024(F)	40	35
Southern Natural Gas LLC
8.000%, 03/01/2032	170	230
Spectra Energy Partners
3.500%, 03/15/2025	415	411

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Statoil
3.700%, 03/01/2024	$355	$373
TC PipeLines
3.900%, 05/25/2027	320	319
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,038
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	750	736
Total Capital International
2.875%, 02/17/2022	850	866
TransCanada PipeLines
4.625%, 03/01/2034	815	894
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	590	759
Williams
7.875%, 09/01/2021	475	551
7.750%, 06/15/2031 (F)	461	549
Williams Partners
5.100%, 09/15/2045	265	275
4.875%, 03/15/2024	100	105
3.900%, 01/15/2025	750	758
3.750%, 06/15/2027	455	450
WPX Energy
8.250%, 08/01/2023	50	54
6.000%, 01/15/2022 (F)	10	10

		63,745

Financials – 10.1%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	380
Ally Financial
7.500%, 09/15/2020	526	596
American Express
7.000%, 03/19/2018	800	830
American Express Credit MTN
2.250%, 08/15/2019	1,025	1,034
2.200%, 03/03/2020	1,500	1,507
American International Group
6.250%, 05/01/2036	335	419
6.250%, 03/15/2037 (A)	1,220	1,318
4.375%, 01/15/2055	80	77
3.900%, 04/01/2026	560	573
Banco Santander
4.250%, 04/11/2027	515	534
3.500%, 04/11/2022	370	379
Bank of America
7.625%, 06/01/2019 (F)	3,400	3,749
6.875%, 11/15/2018	1,250	1,332
6.250%, 09/29/2049 (A)	720	783
6.000%, 09/01/2017	1,650	1,661
5.750%, 12/01/2017	305	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
6.875%, 04/25/2018	$675	$703
5.650%, 05/01/2018	1,270	1,310
5.625%, 07/01/2020	110	120
5.000%, 01/21/2044(F)	770	870
4.450%, 03/03/2026	417	434
4.244%, 04/24/2038(A)	705	733
4.200%, 08/26/2024(F)	830	862
4.183%, 11/25/2027	185	188
4.000%, 04/01/2024(F)	3,310	3,468
4.000%, 01/22/2025(F)	810	824
3.875%, 08/01/2025	1,972	2,040
3.500%, 04/19/2026(F)	60	60
3.300%, 01/11/2023	160	163
2.625%, 04/19/2021	2,365	2,376
2.600%, 01/15/2019(F)	670	676
2.503%, 10/21/2022	1,055	1,042
Bank of New York Mellon
3.400%, 05/15/2024	770	794
Bank of New York Mellon MTN
3.250%, 05/16/2027	1,230	1,241
2.200%, 03/04/2019	630	634
Barclays
4.950%, 01/10/2047	345	368
Barclays Bank PLC MTN
6.050%, 12/04/2017(C)	420	427
Bear Stearns
6.400%, 10/02/2017	70	71
4.650%, 07/02/2018	995	1,023
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,089
BNP Paribas
4.625%, 03/13/2027(C)	200	211
BNP Paribas MTN
2.375%, 09/14/2017	320	321
Boeing Capital
4.700%, 10/27/2019	490	523
BPCE
5.150%, 07/21/2024(C)	210	224
Brighthouse Financial (C)
4.700%, 06/22/2047	205	203
3.700%, 06/22/2027	560	553
Capital One Financial
4.200%, 10/29/2025	141	142
3.750%, 07/28/2026	345	337
3.750%, 03/09/2027(F)	200	199
Chubb INA Holdings
4.350%, 11/03/2045	475	521
3.350%, 05/03/2026	210	215
2.300%, 11/03/2020	160	161
CIT Group
5.000%, 08/15/2022	120	129

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 08/01/2023	$320	$345
Citibank
2.100%, 06/12/2020	1,885	1,886
Citigroup
8.125%, 07/15/2039	69	106
6.675%, 09/13/2043	70	93
6.625%, 06/15/2032	100	125
6.300%, 12/29/2049(A)	520	554
5.950%, 12/29/2049(A)	360	383
5.950%, 12/31/2049(A)	1,250	1,339
5.900%, 12/29/2049(A)	140	150
5.500%, 09/13/2025	750	834
5.350%, 05/29/2049(A)	390	399
5.300%, 05/06/2044	178	201
4.750%, 05/18/2046	70	74
4.650%, 07/30/2045	567	617
4.450%, 09/29/2027	1,490	1,550
4.400%, 06/10/2025	810	844
4.300%, 11/20/2026	180	185
4.281%, 04/24/2048(A)	405	414
4.050%, 07/30/2022	70	73
3.700%, 01/12/2026	905	915
3.500%, 05/15/2023	500	507
3.400%, 05/01/2026	605	599
3.200%, 10/21/2026	180	175
2.500%, 09/26/2018	4,100	4,128
2.050%, 12/07/2018	2,000	2,003
1.750%, 05/01/2018	1,835	1,834
1.550%, 08/14/2017	925	925
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,902
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019(C)	10	11
Compass Bank
3.875%, 04/10/2025	430	428
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
5.250%, 08/04/2045	310	363
4.625%, 12/01/2023	1,100	1,185
4.375%, 08/04/2025	650	682
Cooperatieve Rabobank UA
11.000%, 12/31/2049(A)(C)	920	1,069
Credit Agricole
8.375%, 12/31/2049(A)(C)	1,090	1,215
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	890	980
Farmers Exchange Capital
7.050%, 07/15/2028(C)	1,000	1,275
Farmers Exchange Capital II
6.151%, 11/01/2053(A)(C)	1,650	1,910
Ford Motor Credit LLC
8.125%, 01/15/2020	660	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric MTN
4.375%, 09/16/2020	$30	$32
Goldman Sachs Capital II
4.000%, 06/01/2043(A)	10	9
Goldman Sachs Group
6.750%, 10/01/2037	1,313	1,704
6.250%, 02/01/2041	750	980
6.150%, 04/01/2018(F)	2,780	2,869
5.950%, 01/18/2018	260	266
5.750%, 01/24/2022	110	124
5.250%, 07/27/2021	340	373
5.150%, 05/22/2045(F)	600	666
4.750%, 10/21/2045	390	432
4.250%, 10/21/2025(F)	520	537
3.750%, 02/25/2026	435	443
3.691%, 06/05/2028(A)	1,000	1,004
3.500%, 11/16/2026	1,095	1,089
2.750%, 09/15/2020	495	501
2.625%, 04/25/2021	385	386
2.375%, 01/22/2018	2,370	2,380
2.350%, 11/15/2021	810	799
Goldman Sachs Group MTN
7.500%, 02/15/2019	3,930	4,263
6.000%, 06/15/2020	170	188
5.375%, 03/15/2020	2,860	3,087
4.000%, 03/03/2024	490	513
3.850%, 07/08/2024	830	861
Guardian Life Global Funding
1.950%, 10/27/2021(C)	750	734
Guardian Life Global Funding MTN
2.000%, 04/26/2021(C)	1,000	985
Guardian Life Insurance of America
4.850%, 01/24/2077(C)	375	397
HBOS PLC MTN
6.750%, 05/21/2018(C)	2,100	2,184
HSBC Bank PLC
4.750%, 01/19/2021(C)	1,760	1,897
HSBC Holdings PLC
4.375%, 11/23/2026	947	983
4.250%, 03/14/2024	985	1,019
4.250%, 08/18/2025	750	771
4.041%, 03/13/2028(A)	335	347
4.000%, 03/30/2022	330	348
3.400%, 03/08/2021	1,020	1,048
3.262%, 03/13/2023(A)	1,020	1,039
2.650%, 01/05/2022	1,250	1,247
ILFC E-Capital Trust II
4.590%, 12/21/2065(A)(C)	400	382
ING Bank
5.800%, 09/25/2023(C)	920	1,039
ING Groep
3.950%, 03/29/2027	430	447

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 03/29/2022	$495	$505
International Lease Finance
7.125%, 09/01/2018(C)	2,080	2,201
Intesa Sanpaolo MTN
5.017%, 06/26/2024(C)(F)	1,610	1,633
John Deere Capital
1.700%, 01/15/2020	160	159
JPMorgan Chase
6.300%, 04/23/2019	2,000	2,152
6.000%, 01/15/2018	3,635	3,717
4.950%, 06/01/2045	150	167
4.500%, 01/24/2022(F)	180	195
4.400%, 07/22/2020	210	224
4.350%, 08/15/2021	215	230
4.260%, 02/22/2048(A)	570	596
4.250%, 10/15/2020	330	350
4.250%, 10/01/2027(F)	130	136
3.900%, 07/15/2025	2,115	2,206
3.875%, 09/10/2024(F)	620	640
3.540%, 05/01/2028(A)	230	231
3.220%, 03/01/2025(A)	2,605	2,610
2.972%, 01/15/2023	1,065	1,078
2.950%, 10/01/2026	1,095	1,057
2.776%, 04/25/2023(A)	1,275	1,277
2.700%, 05/18/2023	1,045	1,033
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,250
6.000%, 10/01/2017	1,600	1,616
JPMorgan Chase MTN
2.295%, 08/15/2021(F)	930	925
Kemper
4.350%, 02/15/2025	515	520
KKR Group Finance II
5.500%, 02/01/2043(C)(F)	60	66
Lazard Group LLC
3.750%, 02/13/2025	655	660
Macquarie Bank MTN
1.797%, 10/27/2017(A)(C)	1,180	1,182
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039(C)	107	175
MetLife Capital Trust IV
7.875%, 12/15/2037(C)	800	1,080
Metropolitan Life Global Funding I (C)
3.450%, 12/18/2026	1,150	1,179
2.650%, 04/08/2022	490	491
1.950%, 09/15/2021	740	725
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022(F)	230	233
Moody’s
2.625%, 01/15/2023(C)	455	452
Morgan Stanley
4.375%, 01/22/2047	495	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 01/20/2027	$581	$585
1.982%, 02/14/2020 (A)	4,500	4,519
Morgan Stanley MTN
7.300%, 05/13/2019	545	596
6.625%, 04/01/2018	1,000	1,035
5.950%, 12/28/2017	2,000	2,041
5.500%, 07/24/2020	500	546
3.125%, 07/27/2026	135	131
2.750%, 05/19/2022	1,370	1,370
2.625%, 11/17/2021	3,545	3,540
2.500%, 04/21/2021	575	574
National Australia Bank MTN
2.250%, 05/22/2022	930	925
Nationwide Mutual Insurance
3.536%, 12/15/2024 (A)(C)	2,975	2,972
New York Life Global Funding
1.550%, 11/02/2018 (C)	1,000	998
New York Life Insurance
6.750%, 11/15/2039 (C)	415	583
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	690	898
PNC Bank
2.550%, 12/09/2021	250	252
2.250%, 07/02/2019	545	549
PNC Bank MTN
2.400%, 10/18/2019	625	631
Protective Life Global Funding
1.722%, 04/15/2019 (C)	1,600	1,589
Quicken Loans
5.750%, 05/01/2025 (C)	200	206
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	427
6.100%, 06/10/2023	550	606
6.000%, 12/19/2023	860	947
5.125%, 05/28/2024 (F)	490	515
Santander Holdings USA
4.500%, 07/17/2025	80	82
Santander UK Group Holdings
2.875%, 08/05/2021	1,485	1,488
Standard Chartered
5.700%, 03/26/2044 (C)(F)	1,160	1,318
State Street
4.956%, 03/15/2018	1,300	1,329
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	334
Teachers Insurance & Annuity Association of America (C)
6.850%, 12/16/2039	110	151
4.900%, 09/15/2044	175	196
4.270%, 05/15/2047	395	404
Toronto-Dominion Bank
2.250%, 03/15/2021 (C)	1,215	1,214

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group Funding Jersey
2.650%, 02/01/2022(C)	$1,025	$1,023
UBS Group Funding Switzerland (C)
4.253%, 03/23/2028	1,065	1,113
4.125%, 09/24/2025	200	210
3.491%, 05/23/2023(F)	1,655	1,693
UniCredit MTN
4.625%, 04/12/2027(C)	254	267
US Bancorp MTN
3.150%, 04/27/2027	1,380	1,382
US Bank
2.125%, 10/28/2019	435	438
Visa
4.300%, 12/14/2045	570	625
3.150%, 12/14/2025	1,050	1,066
2.800%, 12/14/2022	255	260
Wachovia Capital Trust III
5.570%, 05/31/2016(A)	2,340	2,353
Wachovia MTN
5.750%, 02/01/2018	2,000	2,047
WEA Finance (C)
4.750%, 09/17/2044	230	232
3.750%, 09/17/2024	780	790
3.250%, 10/05/2020	1,750	1,781
3.150%, 04/05/2022	555	558
Wells Fargo
5.875%, 12/31/2049(A)	120	132
3.000%, 04/22/2026	1,935	1,890
3.000%, 10/23/2026	1,350	1,315
2.125%, 04/22/2019	420	422
2.100%, 07/26/2021	1,280	1,263
Wells Fargo Bank
6.000%, 11/15/2017	250	254
Wells Fargo Bank MTN
2.150%, 12/06/2019	830	834
Wells Fargo MTN
4.900%, 11/17/2045	650	709
4.750%, 12/07/2046	500	534
4.650%, 11/04/2044	260	273
4.600%, 04/01/2021	160	173
4.400%, 06/14/2046(F)	820	830
4.300%, 07/22/2027(F)	1,500	1,571
3.450%, 02/13/2023	430	440
3.000%, 01/22/2021	1,010	1,031
1.650%, 01/22/2018	1,670	1,671

		209,335

Health Care – 2.6%
Abbott Laboratories
4.900%, 11/30/2046	435	479
4.750%, 11/30/2036	170	185
3.750%, 11/30/2026	2,740	2,797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 11/30/2023	$2,080	$2,129
AbbVie
4.700%, 05/14/2045	500	531
4.500%, 05/14/2035	510	538
4.450%, 05/14/2046	535	552
3.600%, 05/14/2025	90	92
3.200%, 05/14/2026	360	356
2.900%, 11/06/2022	190	192
2.500%, 05/14/2020	795	804
1.800%, 05/14/2018(F)	750	751
Actavis Funding SCS
4.750%, 03/15/2045	41	44
4.550%, 03/15/2035	60	64
3.800%, 03/15/2025(F)	2,490	2,576
3.450%, 03/15/2022	530	546
Aetna
2.800%, 06/15/2023	1,665	1,662
2.200%, 03/15/2019	310	312
Amgen
5.150%, 11/15/2041	745	831
4.663%, 06/15/2051	614	650
4.400%, 05/01/2045	745	765
3.625%, 05/22/2024	100	104
Anthem
4.650%, 08/15/2044(F)	350	379
3.500%, 08/15/2024	500	514
Baxalta
3.600%, 06/23/2022	920	953
Becton Dickinson
4.685%, 12/15/2044	505	520
3.734%, 12/15/2024	162	165
3.700%, 06/06/2027	455	456
3.363%, 06/06/2024	1,115	1,118
2.894%, 06/06/2022	565	567
2.404%, 06/05/2020	680	681
Biogen
3.625%, 09/15/2022	260	272
Cardinal Health
3.079%, 06/15/2024	220	221
2.616%, 06/15/2022	170	170
Celgene
5.000%, 08/15/2045	2,120	2,387
3.875%, 08/15/2025(F)	220	230
3.550%, 08/15/2022	300	312
Centene
6.125%, 02/15/2024	110	119
4.750%, 05/15/2022	210	219
4.750%, 01/15/2025	130	134
DaVita
5.000%, 05/01/2025	20	20
Eli Lilly
3.950%, 05/15/2047	170	176

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.100%, 05/15/2027(F)	$475	$480
2.350%, 05/15/2022	190	190
EMD Finance
2.400%, 03/19/2020(C)	1,045	1,052
Fresenius Medical Care US Finance II (C)
5.875%, 01/31/2022	170	188
4.125%, 10/15/2020	100	104
Gilead Sciences
4.750%, 03/01/2046	470	516
3.700%, 04/01/2024	775	805
3.650%, 03/01/2026	310	319
3.500%, 02/01/2025(F)	1,030	1,057
3.250%, 09/01/2022	405	419
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	838
Humana
7.200%, 06/15/2018	1,150	1,208
4.950%, 10/01/2044(F)	50	56
4.800%, 03/15/2047	20	22
4.625%, 12/01/2042	130	139
3.950%, 03/15/2027	50	52
3.850%, 10/01/2024	790	821
3.150%, 12/01/2022	170	173
Johnson & Johnson
4.500%, 12/05/2043	600	694
3.625%, 03/03/2037	260	272
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,500	2,502
Medtronic
3.625%, 03/15/2024	465	489
3.500%, 03/15/2025	840	874
Medtronic Global Holdings SCA
3.350%, 04/01/2027	330	336
Merck
2.750%, 02/10/2025(F)	230	229
Northwell Healthcare
3.979%, 11/01/2046	1,030	983
Perrigo Finance Unlimited
4.375%, 03/15/2026	365	376
3.900%, 12/15/2024	235	239
Pfizer
4.000%, 12/15/2036	410	433
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,200	1,149
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,014
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	805	787
2.875%, 09/23/2023	685	679
1.900%, 09/23/2019	2,200	2,190
Tenet Healthcare (F)
8.125%, 04/01/2022	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 06/15/2023	$10	$10
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	860	837
UnitedHealth Group
5.800%, 03/15/2036	280	354
4.750%, 07/15/2045	600	689
3.875%, 10/15/2020	530	558
2.875%, 12/15/2021	580	593
Valeant Pharmaceuticals International (C)
7.500%, 07/15/2021	1,040	1,008
7.000%, 03/15/2024	200	210
6.500%, 03/15/2022	70	73
5.875%, 05/15/2023	90	77
5.375%, 03/15/2020 (F)	60	58
Wyeth LLC
5.950%, 04/01/2037 (F)	340	440

		53,218

Industrials – 1.4%
ABB Finance USA
4.375%, 05/08/2042	80	87
AerCap Ireland Capital
4.625%, 07/01/2022	210	225
3.750%, 05/15/2019	520	534
Air Lease
3.625%, 04/01/2027	505	505
2.625%, 07/01/2022	800	793
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	742	790
BAE Systems
4.750%, 10/11/2021 (C)	1,350	1,457
Burlington Northern Santa Fe
4.150%, 04/01/2045	505	528
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	628
2.100%, 01/10/2020	265	267
Catholic Health Initiatives
4.350%, 11/01/2042	80	72
Cintas No. 2
3.700%, 04/01/2027	260	268
2.900%, 04/01/2022	230	234
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,034	1,101
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,252	1,377
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	955	1,096

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eaton
4.150%, 11/02/2042	$440	$450
2.750%, 11/02/2022	450	453
1.500%, 11/02/2017	270	270
FedEx
4.550%, 04/01/2046	510	536
4.400%, 01/15/2047	320	329
GE Capital International Funding
4.418%, 11/15/2035	530	577
2.342%, 11/15/2020	530	534
General Electric
4.500%, 03/11/2044 (F)	220	244
General Electric MTN
6.875%, 01/10/2039	521	755
5.875%, 01/14/2038	182	236
5.300%, 02/11/2021	184	203
1.662%, 08/15/2036 (A)	1,550	1,408
Illinois Tool Works
2.650%, 11/15/2026	275	269
International Lease Finance
8.625%, 01/15/2022 (F)	10	12
Lockheed Martin
4.500%, 05/15/2036	90	98
3.550%, 01/15/2026	530	549
3.350%, 09/15/2021	920	957
3.100%, 01/15/2023	50	51
Northrop Grumman
3.850%, 04/15/2045	200	198
3.250%, 08/01/2023	1,405	1,453
3.200%, 02/01/2027 (F)	690	695
Park Aerospace Holdings (C)
5.500%, 02/15/2024	160	167
5.250%, 08/15/2022 (F)	80	84
Penske Truck Leasing L.P. (C)
3.400%, 11/15/2026	595	585
3.375%, 02/01/2022	370	379
Raytheon
3.125%, 10/15/2020	430	445
Republic Services
3.800%, 05/15/2018	1,254	1,276
Siemens Financieringsmaatschappij (C)
2.900%, 05/27/2022	825	842
2.200%, 03/16/2020	695	700
2.000%, 09/15/2023	1,030	990
Union Pacific
3.000%, 04/15/2027	560	562
United Business Media
5.750%, 11/03/2020 (C)	490	516
United Rentals North America
5.500%, 07/15/2025	310	325
United Technologies
4.500%, 06/01/2042	200	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	$738	$792
Valmont Industries
5.250%, 10/01/2054	295	284
Wabtec
3.450%, 11/15/2026(C)	460	454
Waste Management
7.375%, 05/15/2029	330	435
3.500%, 05/15/2024	280	292
West (C)
5.375%, 07/15/2022	300	303
4.750%, 07/15/2021	90	92

		29,980

Information Technology – 1.6%
Analog Devices
3.500%, 12/05/2026	350	353
3.125%, 12/05/2023	465	470
2.500%, 12/05/2021	435	435
Apple
4.375%, 05/13/2045	595	643
4.250%, 02/09/2047	40	42
3.850%, 05/04/2043	640	640
3.350%, 02/09/2027	565	578
3.200%, 05/11/2027	570	577
3.000%, 02/09/2024	765	777
2.850%, 05/11/2024	855	859
2.700%, 05/13/2022	140	143
2.450%, 08/04/2026	680	650
2.300%, 05/11/2022	1,920	1,916
1.800%, 05/11/2020(F)	1,920	1,919
Cisco Systems
1.850%, 09/20/2021	1,310	1,294
1.400%, 09/20/2019	1,200	1,192
CommScope Technologies
5.000%, 03/15/2027(C)	130	130
Diamond 1 Finance (C)
6.020%, 06/15/2026(F)	610	672
4.420%, 06/15/2021	820	865
3.480%, 06/01/2019(F)	1,160	1,187
Fidelity National Information Services
3.625%, 10/15/2020	475	498
2.850%, 10/15/2018	595	602
2.250%, 08/15/2021	337	333
Harris
5.054%, 04/27/2045	190	213
Hewlett Packard Enterprise
6.350%, 10/15/2045	515	544
4.900%, 10/15/2025	200	210
Intel
4.900%, 07/29/2045	120	139

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 07/29/2025	$140	$147
Microsoft
4.500%, 02/06/2057	195	215
4.250%, 02/06/2047	190	206
4.100%, 02/06/2037	870	937
3.950%, 08/08/2056	100	100
3.750%, 02/12/2045	950	944
3.700%, 08/08/2046	425	420
3.500%, 02/12/2035	685	691
3.450%, 08/08/2036	220	220
3.300%, 02/06/2027	1,000	1,030
2.875%, 02/06/2024	1,315	1,336
2.700%, 02/12/2025	160	159
2.400%, 02/06/2022	775	782
2.400%, 08/08/2026	2,260	2,175
2.000%, 08/08/2023	520	507
Nokia
4.375%, 06/12/2027	120	122
3.375%, 06/12/2022	880	887
Oracle
3.900%, 05/15/2035	1,195	1,231
2.400%, 09/15/2023	220	217
1.200%, 10/15/2017	1,050	1,050
QUALCOMM
1.850%, 05/20/2019	560	561
TSMC Global
1.625%, 04/03/2018(C)	875	873

		32,691

Materials – 1.1%
Air Liquide Finance
2.250%, 09/27/2023(C)	325	315
Amcor Finance USA
3.625%, 04/28/2026(C)	1,050	1,050
Anglo American Capital (C)
4.750%, 04/10/2027	210	216
3.750%, 04/10/2022	280	281
ArcelorMittal
8.000%, 10/15/2039	120	135
7.250%, 02/25/2022(F)	120	135
Barrick
5.250%, 04/01/2042(F)	70	80
Barrick Gold
4.100%, 05/01/2023	142	154
Barrick North America Finance
5.750%, 05/01/2043	120	145
5.700%, 05/30/2041	460	545
4.400%, 05/30/2021	303	327
BHP Billiton Finance USA
6.750%, 10/19/2075(A)(C)	620	709
5.000%, 09/30/2043(F)	555	642
2.875%, 02/24/2022	55	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	$300	$312
CF Industries (C)
4.500%, 12/01/2026	520	535
3.400%, 12/01/2021	415	419
Dow Chemical
3.000%, 11/15/2022	1,265	1,289
Eastman Chemical
2.700%, 01/15/2020	695	704
Ecolab
4.350%, 12/08/2021	220	239
EI du Pont de Nemours
2.200%, 05/01/2020	280	281
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	410	416
Fibria Overseas Finance
5.500%, 01/17/2027 (F)	385	393
Freeport-McMoRan
6.875%, 02/15/2023 (F)	75	79
6.500%, 11/15/2020	104	107
5.450%, 03/15/2043	170	146
4.000%, 11/14/2021	360	352
Glencore Finance Canada
2.700%, 10/25/2017 (C)	1,080	1,082
Glencore Funding (C)
4.125%, 05/30/2023	60	62
4.000%, 03/27/2027 (F)	990	974
International Paper
5.150%, 05/15/2046	470	524
5.000%, 09/15/2035	360	394
LyondellBasell Industries
5.750%, 04/15/2024	200	229
OCP
4.500%, 10/22/2025 (C)	1,650	1,663
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (F)	280	297
4.000%, 12/15/2026	785	809
Reynolds Group Issuer
6.875%, 02/15/2021	117	120
5.125%, 07/15/2023 (C)(F)	170	176
Sherwin-Williams
4.500%, 06/01/2047	315	330
3.450%, 06/01/2027	690	695
2.750%, 06/01/2022	990	989
Southern Copper
5.250%, 11/08/2042	900	895
Vale Overseas (F)
6.875%, 11/21/2036	1,510	1,619
6.250%, 08/10/2026	325	351
5.875%, 06/10/2021	225	242
Vulcan Materials
4.500%, 06/15/2047	225	227

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westlake Chemical
4.875%, 05/15/2023	$140	$146
4.625%, 02/15/2021	60	62
WestRock RKT
4.000%, 03/01/2023	70	73
3.500%, 03/01/2020	320	329

		22,350

Real Estate – 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	2,014
Boston Properties
3.800%, 02/01/2024	1,250	1,297
DDR
4.625%, 07/15/2022	580	607
3.375%, 05/15/2023	530	514
First Industrial MTN
7.500%, 12/01/2017	970	992
GLP Capital
5.375%, 04/15/2026	80	87
HCP
4.200%, 03/01/2024	765	795
3.150%, 08/01/2022	1,000	1,007
Highwoods Properties
7.500%, 04/15/2018	1,142	1,189
Mid-America Apartments
4.300%, 10/15/2023	215	228
4.000%, 11/15/2025	240	248
3.750%, 06/15/2024	510	523
3.600%, 06/01/2027	320	319
Regency Centers
3.600%, 02/01/2027	209	207
SL Green Realty
7.750%, 03/15/2020	1,000	1,120
Tanger Properties
3.875%, 12/01/2023	275	280
3.750%, 12/01/2024	260	261
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,463
2.000%, 02/15/2018	1,000	1,001
Welltower
4.950%, 01/15/2021	820	881
4.000%, 06/01/2025	625	646

		15,679

Telecommunication Services – 1.4%
America Movil
5.625%, 11/15/2017	440	446
5.000%, 03/30/2020	750	806
AT&T
6.000%, 08/15/2040	845	954
5.450%, 03/01/2047	490	528

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 03/01/2037	$1,940	$2,067
4.750%, 05/15/2046	1,530	1,500
4.500%, 03/09/2048	1,998	1,869
4.450%, 04/01/2024	560	590
4.350%, 06/15/2045	240	223
4.250%, 03/01/2027(F)	170	176
3.950%, 01/15/2025	730	744
3.600%, 02/17/2023	400	409
3.400%, 05/15/2025	3,482	3,423
Bharti Airtel
4.375%, 06/10/2025(C)	940	940
Sprint
7.875%, 09/15/2023(F)	340	391
7.625%, 02/15/2025(F)	310	357
7.250%, 09/15/2021	40	44
Sprint Capital
8.750%, 03/15/2032	300	378
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	100
5.877%, 07/15/2019	90	97
5.213%, 03/08/2047	450	486
5.134%, 04/27/2020	300	323
Verizon Communications
5.500%, 03/16/2047(F)	300	328
5.250%, 03/16/2037	1,200	1,290
5.150%, 09/15/2023	1,450	1,611
4.862%, 08/21/2046	475	475
4.522%, 09/15/2048	285	270
4.400%, 11/01/2034	2,495	2,472
4.272%, 01/15/2036	1,335	1,288
4.125%, 03/16/2027	1,830	1,890
4.125%, 08/15/2046	975	868
3.850%, 11/01/2042	130	113
2.946%, 03/15/2022(C)	395	398
2.625%, 08/15/2026	910	837
Vodafone Group PLC
2.950%, 02/19/2023	430	432

		29,123

Utilities – 2.4%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	84	85
AEP Transmission
3.100%, 12/01/2026	1,700	1,695
AES
4.875%, 05/15/2023(F)	470	479
Alabama Power
2.450%, 03/30/2022	495	497
American Electric Power
1.650%, 12/15/2017	655	655
Appalachian Power
3.300%, 06/01/2027	320	324

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
6.500%, 09/15/2037	$1,160	$1,558
Consolidated Edison of New York
4.450%, 03/15/2044	810	887
Dominion Energy
1.754%, 06/01/2019 (A)(C)	1,000	1,004
Dominion Resources
2.000%, 08/15/2021	295	289
1.600%, 08/15/2019	395	392
DTE Energy
1.500%, 10/01/2019	490	483
Duke Energy
1.800%, 09/01/2021	450	439
Duke Energy Carolinas
4.250%, 12/15/2041	600	641
4.000%, 09/30/2042	1,000	1,032
3.875%, 03/15/2046	210	214
2.500%, 03/15/2023	410	411
Duke Energy Florida
3.850%, 11/15/2042	165	165
3.400%, 10/01/2046	200	186
3.200%, 01/15/2027	635	643
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,450	1,616
Electricite de France
6.000%, 01/22/2114 (C)	260	286
Emera US Finance
2.150%, 06/15/2019	2,049	2,047
Enel Finance International (C)
3.625%, 05/25/2027	750	743
2.875%, 05/25/2022	990	991
Exelon
5.625%, 06/15/2035	760	891
FirstEnergy
3.900%, 07/15/2027	540	541
2.850%, 07/15/2022 (F)	168	168
2.750%, 03/15/2018	280	282
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,901
Florida Gas Transmission LLC
3.875%, 07/15/2022 (C)	1,000	1,040
Georgia Power
4.300%, 03/15/2042	100	102
Great Plains Energy
4.850%, 04/01/2047	200	206
3.900%, 04/01/2027	550	556
3.150%, 04/01/2022	445	450
Indiana Michigan Power
4.550%, 03/15/2046	210	230
IPALCO Enterprises
5.000%, 05/01/2018	1,200	1,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	$2,700	$3,165
KeySpan Gas East (C)
5.819%, 04/01/2041	1,250	1,567
2.742%, 08/15/2026	675	652
Majapahit Holding BV
7.750%, 01/20/2020	420	470
Metropolitan Edison
3.500%, 03/15/2023 (C)	2,425	2,464
MidAmerican Energy
4.800%, 09/15/2043	510	583
4.250%, 05/01/2046	785	841
NextEra Energy Capital Holdings
2.056%, 09/01/2017	2,000	2,001
NiSource Finance
6.800%, 01/15/2019	347	371
Oklahoma Gas & Electric
4.150%, 04/01/2047	410	428
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,135
4.550%, 12/01/2041	690	753
Pacific Gas & Electric
8.250%, 10/15/2018	280	302
6.050%, 03/01/2034	340	439
5.800%, 03/01/2037	710	906
4.450%, 04/15/2042	200	218
PECO Energy
4.150%, 10/01/2044	625	652
3.150%, 10/15/2025	520	527
PPL Electric Utilities
4.150%, 10/01/2045	350	372
Public Service of New Hampshire
3.500%, 11/01/2023	310	324
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,331
Sierra Pacific Power
2.600%, 05/01/2026	455	439
Southern
4.400%, 07/01/2046	275	280
2.150%, 09/01/2019	615	615
Southern Gas Capital
2.450%, 10/01/2023	300	291
Southwestern Electric Power
3.900%, 04/01/2045	140	137
State Grid Overseas Investment 2016 MTN (C)
3.500%, 05/04/2027	420	419
2.750%, 05/04/2022 (F)	610	607
Virginia Electric & Power
4.650%, 08/15/2043	405	457
2.950%, 11/15/2026	290	287

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westar Energy
3.100%, 04/01/2027	$495	$494

		50,875

Total Corporate Obligations (Cost $574,169) ($ Thousands)		594,546

ASSET-BACKED SECURITIES – 9.9%

Automotive – 1.7%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	416	416
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	6	6
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	27	27
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	150	150
Ally Auto Receivables Trust, Ser 2017-1, Cl A4
1.990%, 11/15/2021	221	222
Ally Auto Receivables Trust, Ser 2017-2, Cl A4
2.100%, 03/15/2022	411	412
Ally Auto Receivables Trust, Ser 2017-3, Cl A4
2.010%, 03/15/2022	214	214
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	975	975
Ally Master Owner Trust, Ser 2017-1, Cl A
1.559%, 02/15/2021 (A)	328	329
Ally Master Owner Trust, Ser 2017-2, Cl A
1.554%, 06/15/2021 (A)	480	480
Ally Master Owner Trust, Ser 2017-3, Cl A1
1.644%, 06/15/2022 (A)	507	508
Ally Master Owner Trust, Ser 2017-3, Cl A2
2.040%, 06/15/2022	768	765
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	713	710
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	1,579	1,575
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	728	728
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	60	60
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	513	514
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	603	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	$685	$686
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	383
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	634	633
California Republic Auto Receivables Trust, Ser 2017-1, Cl A2
1.550%, 11/15/2019	491	490
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	491	490
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	225	225
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A2
1.390%, 09/20/2018	68	68
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A3
1.730%, 09/20/2019	628	629
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A4
1.970%, 01/21/2020	453	454
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	691	693
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A2
1.620%, 03/20/2019	401	401
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A4
2.010%, 07/20/2020	349	350
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A2A
1.500%, 11/20/2018	160	160
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A4
1.980%, 10/20/2020	325	326
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A2A
1.320%, 01/22/2019	101	101
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A3
1.460%, 06/22/2020	533	532
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A2A
1.360%, 04/22/2019	214	214

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A3
1.540%, 08/20/2020	$319	$319
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A4
1.690%, 03/20/2021	268	267
Enterprise Fleet Financing, Ser 2017-2, Cl A3
2.200%, 01/20/2023 (C)	608	608
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	365	365
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,055	1,065
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	965	969
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	337	337
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A3
1.670%, 01/15/2020	538	538
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,735	1,735
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1
2.070%, 05/15/2022	965	964
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	937	931
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	643
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,030	1,024
Hertz Vehicle Financing, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	220	217
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	716	710
Hertz Vehicle Financing, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	233	231
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	639	626
Honda Auto Receivables Owner Trust, Ser 2015-1, Cl A4
1.320%, 11/16/2020	372	372
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	259	259
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	20	20
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	440	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A4
2.090%, 04/17/2023	$287	$288
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,680	1,682
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	347	346
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	235	235
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	208	208
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A2
1.390%, 11/15/2019 (C)	421	420
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A3
1.710%, 04/15/2021 (C)	248	247
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (C)	184	183
TCF Auto Receivables Owner Trust, Ser 2016- PT1A, Cl A
1.930%, 06/15/2022 (C)	934	933
World Omni Auto Receivables Trust, Ser 2016- B, Cl A3
1.300%, 02/15/2022	610	605
World Omni Auto Receivables Trust, Ser 2017- A, Cl A3
1.930%, 09/15/2022	724	725
World Omni Auto Receivables Trust, Ser 2017- A, Cl A4
2.240%, 06/15/2023	285	285

		34,328

Credit Cards – 0.7%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	1,099	1,103
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	645	645
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	480	484
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	3,960	3,961

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	$65	$65
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	354	355
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	335	335
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019	675	675
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	100	100
Citibank Credit Card Issuance Trust, Ser 2007- A8, Cl A8
5.650%, 09/20/2019	475	479
Discover Card Execution Note Trust, Ser 2017- A5, Cl A5
1.816%, 12/15/2026 (A)	976	979
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	389	389
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	304	307
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	523	527
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	456	457
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	183	182
Synchrony Credit Card Master Note Trust, Ser 2017-1, Cl A
0.320%, 06/15/2023	781	779
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	474	474
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	110	110
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	966	955
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	746	744
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	502	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	$733	$732

		15,336

Mortgage Related Securities – 0.7%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
1.661%, 04/25/2028 (A)	5	5
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.424%, 08/25/2043 (A)	171	171
Centex Home Equity, Ser 2006-A, Cl AV4
1.274%, 06/25/2036 (A)	3,678	3,635
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
1.264%, 08/25/2036 (A)	4,200	4,001
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
2.156%, 05/25/2039 (A)(C)	251	240
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
1.304%, 05/25/2037 (A)	5,500	3,444
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
1.669%, 06/25/2035 (A)	14	14
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.514%, 07/25/2035 (A)	2,510	2,505

		14,015

Other Asset-Backed Securities – 6.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.124%, 12/27/2044 (A)(C)	2,100	2,094
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.264%, 07/25/2036 (A)(C)	1,193	1,162
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.389%, 02/25/2035 (A)	2,200	2,239
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.156%, 10/27/2036 (A)	1,750	1,755
CIT Education Loan Trust, Ser 2007-1, Cl A
1.243%, 03/25/2042 (A)(C)	1,168	1,097
Citicorp Residential Mortgage Trust, Ser 2007- 1, Cl A5
5.610%, 03/25/2037	1,970	2,008
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,510	1,507

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.824%, 10/25/2047 (A)	$2,425	$2,311
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.289%, 02/15/2034 (A)	199	185
Eaton Vance CLO, Ser 2014-1A, Cl AR
2.232%, 07/15/2026 (A)(C)	900	900
Educational Funding of the South, Ser 2011-1, Cl A2
1.806%, 04/25/2035 (A)	1,224	1,218
First Franklin Mortgage Loan Trust, Ser 2005- FF8, Cl M1
1.514%, 09/25/2035 (A)	1,728	1,727
Flatiron CLO, Ser 2014-1A, Cl A1R
2.018%, 07/17/2026 (A)(C)	1,600	1,603
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	900	877
Greenpoint Manufactured Housing, Ser 1999- 2, Cl A2
4.489%, 03/18/2029 (A)	400	371
Greenpoint Manufactured Housing, Ser 1999- 3, Cl 1A7
7.270%, 06/15/2029	773	793
Greenpoint Manufactured Housing, Ser 1999- 3, Cl 2A2
4.890%, 06/19/2029 (A)	225	212
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IA2
4.358%, 02/20/2032 (A)	50	47
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IIA2
4.391%, 03/13/2032 (A)	250	237
GSAMP Trust, Ser 2003-SEA, Cl A1
1.424%, 02/25/2033 (A)	1,150	1,088
GSAMP Trust, Ser 2006-HE3, Cl A2D
1.274%, 05/25/2046 (A)	3,300	2,619
Higher Education Funding I, Ser 2014-1, Cl A
2.102%, 05/25/2034 (A)(C)	1,500	1,494
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
1.204%, 02/25/2036 (A)	361	355
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	845	852
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,142	1,085
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	309	315
Magnetite XI, Ser 2017-11A, Cl A1R
2.278%, 01/18/2027 (A)(C)	1,730	1,731

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	$2,066	$2,143
Morgan Stanley Re-REMIC Trust, Ser 2015-R7, Cl 1BXA
10.144%, 02/26/2036 (A)(C)	930	1,021
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.874%, 03/25/2038 (A)	3,993	2,475
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (C)	156	157
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.759%, 10/15/2031 (A)(C)	646	658
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.689%, 09/16/2024 (A)(C)	418	418
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.189%, 12/15/2028 (A)(C)	213	216
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	408	413
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	1,347	1,398
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.139%, 12/15/2045 (A)(C)	396	411
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.726%, 06/25/2031 (A)	3,748	3,722
Navient Student Loan Trust, Ser 2014-2, Cl A
1.856%, 03/25/2083 (A)	2,494	2,457
Navient Student Loan Trust, Ser 2014-3, Cl A
1.644%, 03/25/2083 (A)	2,522	2,487
Navient Student Loan Trust, Ser 2014-4, Cl A
1.836%, 03/25/2083 (A)	1,868	1,841
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.916%, 02/25/2070 (A)(C)	2,005	1,981
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.466%, 06/25/2065 (A)(C)	320	325
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.366%, 03/25/2066 (A)(C)	688	695
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.366%, 07/26/2066 (A)(C)	2,283	2,283
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.074%, 12/27/2066 (A)(C)	1,551	1,561
Navient Student Loan Trust, Ser 2017-3A, Cl A2
1.661%, 07/26/2066 (A)(C)	250	251
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.111%, 07/26/2066	2,817	2,847

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.336%, 10/27/2036 (A)	$664	$650
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.316%, 01/25/2037 (A)	562	555
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.266%, 10/25/2033 (A)	657	644
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.256%, 03/23/2037 (A)	650	635
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.276%, 12/24/2035 (A)	665	652
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.336%, 03/22/2032 (A)	393	378
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.158%, 04/25/2031 (A)	1,337	1,339
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.824%, 04/25/2046 (A)(C)	187	189
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.816%, 10/27/2036 (A)(C)	1,508	1,497
Nelnet Student Loan Trust, Ser 2014-4A, Cl A1
1.762%, 11/27/2039 (A)(C)	559	561
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.974%, 11/25/2048 (A)(C)	1,655	1,619
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.816%, 09/25/2047 (A)(C)	2,371	2,351
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.016%, 09/25/2065 (A)(C)	946	956
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.838%, 07/25/2025 (A)	618	620
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.138%, 10/15/2037 (A)	2,223	1,948
RAMP Trust, Ser 2003-RS11, Cl MII1
2.119%, 12/25/2033 (A)	148	142
RAMP Trust, Ser 2006-RZ3, Cl M1
1.374%, 08/25/2036 (A)	6,530	6,102
Scholar Funding Trust, Ser 2011-A, Cl A
1.939%, 10/28/2043 (A)(C)	706	699
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.242%, 05/15/2029 (A)	1,362	1,340
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.881%, 12/15/2032 (A)(C)	475	464
SLM Student Loan Trust, Ser 2003-12, Cl A5
1.526%, 09/15/2022 (A)(C)	129	129
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.788%, 10/25/2029 (A)(C)	1,078	1,070
SLM Student Loan Trust, Ser 2004-8, Cl B
1.498%, 01/25/2040 (A)	120	111
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.538%, 04/25/2024 (A)(C)	633	635
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.238%, 07/27/2026 (A)	110	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-8, Cl A4
1.706%, 01/25/2028 (A)	$993	$998
SLM Student Loan Trust, Ser 2005-A, Cl A4
1.556%, 12/15/2038 (A)	1,560	1,453
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.208%, 01/25/2041 (A)	1,900	1,822
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.138%, 01/25/2021 (A)	989	977
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.198%, 01/25/2041 (A)	1,900	1,770
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.098%, 07/25/2022 (A)	3,211	3,109
SLM Student Loan Trust, Ser 2007-2, Cl B
1.208%, 07/25/2025 (A)	391	337
SLM Student Loan Trust, Ser 2007-6, Cl B
1.888%, 04/27/2043 (A)	385	366
SLM Student Loan Trust, Ser 2008-2, Cl B
2.238%, 01/25/2083 (A)	525	467
SLM Student Loan Trust, Ser 2008-3, Cl B
2.238%, 04/26/2083 (A)	525	488
SLM Student Loan Trust, Ser 2008-4, Cl B
2.888%, 04/25/2029 (A)	525	509
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.856%, 07/25/2023 (A)	1,260	1,294
SLM Student Loan Trust, Ser 2008-5, Cl B
2.888%, 07/25/2073 (A)	525	512
SLM Student Loan Trust, Ser 2008-6, Cl B
2.888%, 07/26/2083 (A)	525	515
SLM Student Loan Trust, Ser 2008-7, Cl B
2.888%, 07/26/2083 (A)	525	520
SLM Student Loan Trust, Ser 2008-8, Cl B
3.288%, 10/25/2075 (A)	525	513
SLM Student Loan Trust, Ser 2008-9, Cl B
3.288%, 10/25/2083 (A)	525	531
SLM Student Loan Trust, Ser 2010-1, Cl A
1.616%, 03/25/2025 (A)	425	419
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.166%, 09/25/2028 (A)	2,085	2,105
SLM Student Loan Trust, Ser 2012-2, Cl A
1.916%, 01/25/2029 (A)	687	688
SLM Student Loan Trust, Ser 2012-3, Cl A
1.866%, 12/26/2025 (A)	249	250
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.966%, 05/26/2026 (A)	371	369
SLM Student Loan Trust, Ser 2012-6, Cl B
2.216%, 04/27/2043 (A)	289	264
SLM Student Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	162	163
SLM Student Loan Trust, Ser 2013-1, Cl B
3.016%, 11/25/2043 (A)	245	244
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.866%, 06/25/2055 (A)	1,155	1,161

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	$244	$243
SLM Student Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	365	366
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.259%, 06/17/2030 (A)(C)	130	131
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	697	680
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.806%, 03/25/2055 (A)	1,818	1,821
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	421	424
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	1,003	1,007
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.989%, 06/15/2027 (A)(C)	776	771
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	336	342
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.189%, 07/15/2027 (A)(C)	1,047	1,056
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	564	571
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.389%, 07/15/2027 (A)(C)	381	388
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,339	1,343
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.659%, 05/15/2031 (A)(C)	1,023	1,052
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	1,221	1,212
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.609%, 02/17/2032 (A)(C)	1,002	1,031
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	1,723	1,697
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.089%, 09/15/2034 (A)(C)	1,131	1,150
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (C)	1,018	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
1.889%, 09/15/2034 (A)(C)	$3,534	$3,543
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	757	765
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.974%, 01/25/2039 (A)(C)	179	181
SoFi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (C)	314	313
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.874%, 07/25/2039 (A)(C)	840	842
SoFi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (C)	316	316
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.724%, 03/26/2040 (A)(C)	407	409
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (C)	834	832
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (C)	360	357
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	670	674
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	585	583
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	156	154
Upstart Securitization Trust, Ser 2017-1, Cl A
2.639%, 06/20/2024 (C)	1,450	1,450
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	325	323
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	2,856	2,856
Voya CLO, Ser 2014-1A, Cl A1R
2.354%, 04/18/2026 (A)(C)	680	680
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
1.274%, 07/25/2036 (A)	2,583	2,561

		142,032

Total Asset-Backed Securities (Cost $202,666) ($ Thousands)		205,711

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT – 3.1%
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS 19,870	$1,267
Argentine Republic Government International Bond
7.625%, 04/22/2046	$ 180	184
7.500%, 04/22/2026	280	302
7.125%, 07/06/2036	220	218
6.875%, 04/22/2021	420	450
5.625%, 01/26/2022	1,300	1,331
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL 10,399	3,133
10.000%, 01/01/2023	3,994	1,187
Brazilian Government International Bond
5.625%, 01/07/2041	$ 1,120	1,078
5.000%, 01/27/2045	560	490
2.625%, 01/05/2023	200	185
Chile Government International Bond
3.860%, 06/21/2047	285	286
China Government Bond
3.390%, 05/21/2025	CNY 2,000	277
3.310%, 11/30/2025	11,500	1,579
Colombia Government International Bond
5.625%, 02/26/2044	$ 820	896
FMS Wertmanagement AoeR
1.000%, 11/21/2017	640	639
Indonesia Government International Bond MTN
5.875%, 03/13/2020	240	262
5.875%, 01/15/2024(C)	840	958
4.350%, 01/08/2027(C)	450	469
3.700%, 01/08/2022(C)	250	257
Israel Government International Bond
4.500%, 01/30/2043	260	280
Japan Bank for International Cooperation
2.500%, 06/01/2022	532	534
2.250%, 02/24/2020	1,790	1,798
1.875%, 04/20/2021	694	683
1.750%, 05/28/2020	650	643
1.500%, 07/21/2021	1,742	1,684
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	1,800	1,897
Japan Treasury Discount Bills(B)(G)
-0.100%, 09/25/2017	JPY 1,630,000	14,510
-0.133%, 08/21/2017	960,000	8,545
-0.138%, 08/07/2017	240,000	2,136
Kuwait International Government Bond
3.500%, 03/20/2027(C)	$ 780	797
2.750%, 03/20/2022(C)	775	778
Mexico Government International Bond MTN
5.750%, 10/12/2110	603	625
5.550%, 01/21/2045	1,110	1,243
4.750%, 03/08/2044	1,330	1,331
4.350%, 01/15/2047	458	430

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.150%, 03/28/2027	$925	$958
4.000%, 10/02/2023	363	380
3.600%, 01/30/2025(F)	780	790
Paraguay Government International Bond
6.100%, 08/11/2044(C)	325	360
Peruvian Government International Bond
6.550%, 03/14/2037	90	118
5.625%, 11/18/2050	580	703
Poland Government International Bond
4.000%, 01/22/2024	1,310	1,401
Portugal Government International Bond MTN
5.125%, 10/15/2024(C)	770	785
Province of Ontario Canada
1.625%, 01/18/2019(F)	785	785
Provincia de Buenos Aires
7.875%, 06/15/2027(C)	250	259
6.500%, 02/15/2023(C)	300	306
Russian Foreign Bond-Eurobond
7.500%, 03/31/2030	630	756
7.500%, 03/31/2030(C)	278	333
4.500%, 04/04/2022	400	422
Slovenia Government International Bond
5.850%, 05/10/2023(C)	740	862
5.500%, 10/26/2022(C)	528	602
5.250%, 02/18/2024(C)	1,215	1,390

Total Sovereign Debt (Cost $63,942) ($ Thousands)		64,572

LOAN PARTICIPATIONS – 1.0%
1011778 BC ULC/ New Red Finance (aka Burger King/Tim Horton’s), Term Loan B2, 1st Lien
3.301%, 02/16/2024	557	555
Air Medical Group Holdings, Term Loan B, 1st Lien
4.295%, 04/28/2022	732	717
Albertson’s LLC, 2016-2 Term B4 Loan, 1st Lien
3.992%, 08/25/2021	413	408
Albertson’s LLC, Term B6 Loan, 1st Lien
4.450%, 06/22/2023	150	148
American Airlines, Term Loan B, 1st Lien
3.220%, 06/26/2020	624	623
American Builders & Contractors Supply, Cov-
Lite, Term Loan B, 1st Lien
3.493%, 10/31/2023	598	599
Aristocrat Leisure, Cov-Lite, Term Loan B1, 1st Lien
3.406%, 10/20/2021	71	71
Avolon Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.962%, 03/21/2022	560	563

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Berry Plastics, Cov-Lite, Term Loan I, 1st Lien
3.545%, 10/01/2022	$353	$353
3.494%, 10/01/2022	150	150
Boyd Gaming, Term Loan B, 1st Lien
3.693%, 09/15/2023	299	300
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
1.375%, 01/31/2025 (H)	570	563
Charter Communications Operating, LLC, Term Loan E, 1st Lien
3.050%, 07/01/2020	595	597
CSC Holdings, Term Loan B, 1st Lien
3.459%, 07/15/2025	132	131
Dell International, Term Loan A2, 1st Lien
3.480%, 06/02/2021 (H)	580	581
Delos Finance, Term Loan B, 1st Lien
3.397%, 10/06/2023	1,000	1,003
Energy Future Intermediate Holding, Term Loan, 1st Lien
0.000%, 06/28/2018 (H)	1,170	1,173
First Data, Term Loan B1, 1st Lien
3.716%, 04/26/2024	1,093	1,093
First Data, Term Loan, 1st Lien
3.389%, 07/08/2022	916	914
Flying Fortress, Term Loan, 1st Lien
3.500%, 10/30/2022	560	561
HCA, Term Loan B8, 1st Lien
3.476%, 02/15/2024	599	601
Hilton Worldwide Holdings, Term Loan, 1st Lien
3.278%, 10/25/2023	55	55
3.216%, 10/25/2023	291	292
3.195%, 10/25/2023	275	276
Jaguar Holding, Term Loan, 1st Lien
3.794%, 08/18/2022	570	571
Landry’s, Cov-Lite, Term Loan B, 1st Lien
3.968%, 10/04/2023	296	295
Level 3 Financing, Term Loan B, 1st Lien
3.466%, 02/22/2024	590	591
MGM Growth Properties Operating Partnership L.P., Term B Loan, 1st Lien
3.295%, 04/25/2023 (A)	559	559
Michaels Stores, Term Loan B, 1st Lien
3.909%, 01/30/2023	495	494
3.839%, 01/30/2023	23	23
3.795%, 01/30/2023	42	41
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.897%, 06/07/2023	538	538
Murray Energy Corporation, Term Loan B2, 1st Lien
8.397%, 04/16/2020	1	2
Party City, Cov-Lite, Term Loan B, 1st Lien
4.180%, 08/19/2022	487	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.050%, 08/19/2022	$42	$42
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.172%, 01/26/2023	506	455
PetSmart, Term Loan Tranche B2, 1st Lien
4.010%, 03/11/2022	680	632
Post Holdings, Term Loan A, 1st Lien
3.470%, 05/17/2024 (H)	380	380
Reynolds Group Holdings, U.S. Term Loan, 1st Lien
4.226%, 02/05/2023 (H)	539	539
RPI Finance Trust, Term Loan B6, 1st Lien
3.153%, 03/27/2023	104	104
Univision Communications, Cov-Lite, Term Loan, 1st Lien
3.795%, 03/15/2024	1,672	1,637
UPC Financing, Term Loan, 1st Lien
3.742%, 04/15/2025	600	601
Virgin Media, Cov-Lite, Term Loan, 1st Lien
3.909%, 01/31/2025	408	408
XPO Logistics, Term Loan B, 1st Lien
3.405%, 11/01/2021 (H)	297	297

Total Loan Participations (Cost $21,192) ($ Thousands)		21,023

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.6%
FICO STRIPS
0.092%, 11/02/2018 (D)	1,800	1,764
0.000%, 05/11/2018 (B)	1,910	1,886
FNMA
3.058%, 10/09/2019 (D)	6,920	6,638
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,622

Total U.S. Government Agency Obligations (Cost $10,947) ($ Thousands)		11,910

MUNICIPAL BONDS – 0.5%

California – 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	355	553
California State, GO
6.200%, 03/01/2019	1,775	1,907
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	488	739

		3,199

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts – 0.1%
Commonwealth of Massachusetts, GO
4.910%, 05/01/2029	$900	$1,046
Commonwealth of Massachusetts, Ser 2016-E, GO Callable 04/01/2025 @ 100
3.000%, 04/01/2041	1,500	1,394

		2,440

Nevada – 0.0%
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	458	667

New York – 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	675	735
New York City, Build America Project, Ser F1, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,019
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/2042	750	1,014

		2,768

Ohio – 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	207	213

Texas – 0.1%
Brazos Higher Education Authority, Ser 2006- 2, RB
1.305%, 12/26/2024 (A)	547	540
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049 (F)	459	669

		1,209

Total Municipal Bonds (Cost $9,388) ($ Thousands)		10,496

	Shares

PREFERRED STOCK – 0.0%
Citigroup Capital XIII, 7.875% (A)	18,975	493

Total Preferred Stock (Cost $491) ($ Thousands)		493

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 3.5%
SEI Liquidity Fund, L.P.
1.080% **†(I)	72,075,627	$72,056

Total Affiliated Partnership (Cost $72,076) ($ Thousands)		72,056

CASH EQUIVALENT – 3.2%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	66,092,722	66,093

Total Cash Equivalent (Cost $66,093) ($ Thousands)		66,093

Total Investments – 113.1% (Cost $2,330,886) ($ Thousands) @		$2,341,728

	Contracts

PURCHASED OPTIONS – 0.0%
August 2017, Euro-Bund Future Option Put, Expires 07/22/2017,
Strike Price $164.50*	15	46
August 2017, Euro-Bund Future Option Put, Expires 07/22/2017,
Strike Price $164.00*	30	77
August 2017, U.S. 10 Year Future Option Call, Expires 07/22/2017,
Strike Price $126.50*	123	19
August 2017, U.S. 10 Year Future Option Call, Expires 07/22/2017,
Strike Price $127.00*	130	10
August 2017, U.S. 10 Year Future Option Call, Expires 07/22/2017,
Strike Price $127.50*	21	1
August 2017, U.S. 10 Year Future Option Call, Expires 07/22/2017,
Strike Price $126.25*	60	13
August 2017, U.S. 10 Year Future Option Put, Expires 07/22/2017,
Strike Price $126.00*	83	64
August 2017, U.S. 10 Year Future Option Put, Expires 07/22/2017,
Strike Price $125.50*	21	10
August 2017, U.S. 10 Year Future Option Put, Expires 07/22/2017,
Strike Price $125.75*	43	27
August 2017, U.S. 5 Year Future Option Call, Expires 07/22/2017,
Strike Price $118.50*	73	5
August 2017, U.S. Bond Future Option Call, Expires 07/22/2017,
Strike Price $155.00*	21	14

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
August 2017, U.S. Bond Future Option Call, Expires 07/22/2017,
Strike Price $157.00*	39	$9
August 2017, U.S. Bond Future Option Call, Expires 07/22/2017,
Strike Price $158.00*	84	12
July 2017, U.S. Long Bond W1 Option Call, Expires 07/22/2017,
Strike Price $118.50*	40	1
June 2017, U.S. Long Bond W5 Option Call, Expires 07/22/2017,
Strike Price $118.50*	102	1
October 2017, U.S. 10 Year Future Option Put, Expires 09/16/2017,
Strike Price $124.50*	8	6
September 2017, Euro FX Future Option Put, Expires 09/16/2017,
Strike Price $98.63*	66	5
September 2017, U.S. 10 Year Future Option Put, Expires 08/19/2017,
Strike Price $125.50*	63	51
September 2017, U.S. 5 Year Future Option Call, Expires 08/19/2017,
Strike Price $118.75*	62	9

Total Purchased Options (Cost $477) ($ Thousands)		$380

WRITTEN OPTIONS – 0.0%
August 2017, Euro-Bund Future Option Call, Expires 07/22/2017
Strike Price $165.50*	(46)	(1)
August 2017, Euro-Bund Future Option Put, Expires 07/22/2017
Strike Price $162.50*	(60)	(79)
August 2017, Euro-Bund Future Option Put, Expires 07/22/2017
Strike Price $162.00*	(46)	(46)
August 2017, U.S. 10 Year Future Option Call, Expires 07/22/2017
Strike Price $129.00*	(102)	(2)
August 2017, U.S. Bond Future Option Call, Expires 07/22/2017
Strike Price $159.00*	(21)	(2)
September 2017, U.S. 10 Year Future Option Call, Expires 08/19/2017
Strike Price $129.00*	(142)	(9)
September 2017, U.S. 10 Year Future Option Call, Expires 08/19/2017
Strike Price $128.00*	(120)	(17)
September 2017, U.S. Bond Future Option Call, Expires 08/19/2017

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
Strike Price $161.00*	(36)	$(7)
September 2017, U.S. Bond Future Option Call, Expires 08/19/2017
Strike Price $160.00*	(62)	(15)
September 2017, U.S. Bond Future Option Call, Expires 08/19/2017
Strike Price $159.00*	(22)	(7)

Total Written Options

(Premiums Received $201) ($ Thousands)		$(185)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(160)	Sep-2017	$1
90-Day Euro$	(42)	Jun-2018	8
90-Day Euro$	(42)	Sep-2018	9
90-Day Euro$	39	Dec-2018	31
90-Day Euro$	(99)	Dec-2017	14
90-Day Euro$	(209)	Dec-2019	(197)
Euro	(18)	Sep-2017	(32)
Euro-BTP	106	Sep-2017	154
Euro-Bund	(232)	Sep-2017	690
U.S. 10-Year Treasury Note	2	Dec-2017	(175)
U.S. 10-Year Treasury Note	1,007	Sep-2017	(410)
U.S. 2-Year Treasury Note	301	Oct-2017	(90)
U.S. 5-Year Treasury Note	941	Oct-2017	(289)
U.S. Long Treasury Bond	(360)	Sep-2017	37
U.S. Ultra Long Treasury Bond	(162)	Sep-2017	(392)
Ultra 10-Year U.S. Treasury Note	(148)	Sep-2017	33

			$(608)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

07/20/17	USD	100	GBP	80	$4
07/20/17-07/20/17	EUR	1,131	USD	1,234	(56)
07/20/17-07/20/17	USD	2,235	EUR	2,034	87
07/20/17	USD	4,282	CNH	29,200	17
07/20/17	USD	4,429	IDR	59,300,390	10
07/20/17	USD	4,627	INR	301,350	25
07/20/17	USD	5,698	BRL	18,940	(6)
07/20/17-10/19/17	CNH	58,400	USD	8,471	(102)
07/20/17	CNY	72,168	USD	10,385	(251)
07/20/17	TWD	180,300	USD	5,963	35
07/20/17-09/25/17	JPY	4,090,085	USD	37,060	562

					$325

Counterparty	Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays PLC		$(20,165)		$20,403	$238
BNP Paribas		(106)		105	(1)
Citigroup		(8,727)		8,726	(1)
Goldman Sachs		(30,970)		31,211	241
JPMorgan Chase Bank		(21,190)		20,999	(191)
Morgan Stanley		(3,140)		3,179	39

					$325

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2017, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	CDX.NA.IG.27	SELL	1.00%	12/20/21	$(9,100)	$29
UBS	CDX.NA.IG.28	SELL	5.00%	6/20/22	(12,960)	(33)
UBS	CDX.NA.HY.28	BUY	5.00%	6/20/22	10,050	106

						$102

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays	1.90%	3-Month USD LIBOR	11/30/22	$34,472	$165
BNP Paribas	3-Month USD LIBOR	1.58%	06/13/26	9,520	517
BNP Paribas	3-Month USD LIBOR	1.19%	06/13/21	9,530	(242)
Citigroup	1.60%	3-Month USD LIBOR	06/30/19	3,325	3
Merrill Lynch	1.27%	3-Month USD LIBOR	05/15/23	22,656	958
UBS	1.90%	3-Month USD LIBOR	08/31/22	22,800	78

					$1,479

Percentages are based on Net Assets of $2,071,509 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
(A)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $225,469 ($ Thousands), representing 10.9% of the Net Assets of the Fund.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(F)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 20 17 was $69,916 ($ Thousands).
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar. (H) Unsettled bank loan. Interest rate not available.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $72,056 ($ Thousands).

ACES – Alternative Credit Enhancement Structure

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

BRL – Brazilian Real

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CNH – Chinese Offshore Yuan

CNY – Chinese Yuan

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FICO – Financing Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GTD – Guaranteed Student Loans

GO – General Obligation

IDR – Indonesian Rupiah

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership MTN – Medium Term Note

NCUA – National Credit Union Association

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Re-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TBA – To Be Announced

TWD – Taiwanese Dollar

ULC – Unlimited Liability Company

USD – United States Dollar

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $2,330,886 ($ Thousands), and the unrealized appreciation and depreciation were $44,016 ($ Thousands) and $(33,174) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$682,545	$–	$682,545
U.S. Treasury Obligations	–	612,283	–	612,283
Corporate Obligations	–	594,546	–	594,546
Asset-Backed Securities	–	205,711	–	205,711

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Core Fixed Income Fund (Concluded)

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$–	$64,572	$–	$64,572
Loan Participations	–	21,023	–	21,023
U.S. Government Agency
Obligations	–	11,910	–	11,910
Municipal Bonds	–	10,496	–	10,496
Preferred Stock	493	–	–	493
Affiliated Partnership	–	72,056	–	72,056
Cash Equivalent	66,093	–	–	66,093

Total Investments in Securities	$66,586	$2,275,142	$–	$2,341,728

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$380	$–	$–	$380
Written Options	(185)	–	–	(185)
Futures Contracts *
Unrealized Appreciation	977	–	–	977
Unrealized Depreciation	(1,585)	–	–	(1,585)
Forwards Contracts *
Unrealized Appreciation	–	740	–	740
Unrealized Depreciation	–	(415)	–	(415)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	135	–	135
Unrealized Depreciation	–	(33)	–	(33)
Interest Rate Swaps *
Unrealized Appreciation	–	1,721	–	1,721
Unrealized Depreciation	–	(242)	–	(242)

Total Other Financial Instruments	$(413)	$1,906	$–	$1,493

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$14,020	$877,379	$(819,324)	$–	$(19)	$72,056	$331
SEI Daily Income Trust, Government Fund, Cl F	56,416	1,139,546	(1,129,869)	–	-	66,093	191

Totals	$70,436	$2,016,925	$(1,949,193)	$–	$(19)	$138,149	$522

As of June 30, 2017, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $22 million. The notional amounts of the swaps are not recorded in the financial statements.

The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

		SovereignAsset Backed
REFERENCE ASSET	Corporate Debt	Debt	Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$425,856	$425,856
Maximum potential amount of future payments	-	-	-	22,060,000	22,060,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$22,060,000	$-	$-	$22,060,000
> than 400	-	-	-	-	-	-
Total	-	-	$22,060,000	$-	$-	$22,060,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 36.0%
U.S. Treasury Bills (A)
0.957%, 08/31/2017	$13,905	$13,884
0.927%, 08/17/2017	10,185	10,174
0.868%, 08/10/2017	17,620	17,604
0.825%, 09/07/2017	304	303
U.S. Treasury Bonds
5.250%, 11/15/2028	10,380	13,363
3.815%, 02/15/2045 (A)	3,105	1,386
3.750%, 11/15/2043	19,350	22,746
3.375%, 05/15/2044	5,720	6,319
3.000%, 05/15/2045 (C)	8,425	8,681
3.000%, 11/15/2045	810	834
3.000%, 02/15/2047	8,526	8,795
3.000%, 05/15/2047	26,144	26,981
2.875%, 08/15/2045	8,745	8,794
2.875%, 11/15/2046	12,209	12,276
2.810%, 08/15/2045 (A)	2,810	1,235
2.500%, 02/15/2045	15,105	14,097
2.500%, 02/15/2046	26,420	24,591
2.500%, 05/15/2046	8,993	8,367
2.250%, 08/15/2046	5,035	4,433
U.S. Treasury Inflation Protected Securities
1.375%, 07/15/2018	2,376	2,413
1.375%, 02/15/2044	63	69
0.875%, 02/15/2047	4,999	4,851
0.750%, 02/15/2042	238	227
0.625%, 01/15/2024	157	159
0.625%, 02/15/2043	2,946	2,710
0.375%, 01/15/2027	1,984	1,949
0.125%, 04/15/2018	2,888	2,877
0.125%, 04/15/2021	7,093	7,082
0.125%, 04/15/2022	2,438	2,427
0.125%, 07/15/2026	7,421	7,158
U.S. Treasury Notes
2.375%, 06/30/2018	4,290	4,335
2.375%, 05/15/2027	26,315	26,481
2.250%, 11/15/2025	310	310
2.250%, 02/15/2027	3,235	3,220
2.125%, 01/31/2021	4,995	5,072
2.125%, 12/31/2022	11,930	12,025
2.125%, 03/31/2024	18,130	18,143
2.125%, 05/15/2025	2,760	2,743
2.000%, 10/31/2021	2,942	2,966
2.000%, 12/31/2021	9,794	9,865
2.000%, 11/30/2022	9,935	9,956
2.000%, 05/31/2024	907	900
2.000%, 02/15/2025	1,240	1,223
2.000%, 11/15/2026	5,430	5,295
1.875%, 01/31/2022	10,731	10,744
1.875%, 03/31/2022	11,495	11,502
1.875%, 04/30/2022	3,854	3,853
1.875%, 05/31/2022	4,445	4,445

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.875%, 06/30/2024	$610	$605
1.750%, 12/31/2020	8,730	8,755
1.750%, 05/31/2022 (D)	43,581	43,326
1.750%, 06/30/2022	46,937	46,627
1.625%, 06/30/2020	1,648	1,651
1.625%, 07/31/2020	1,788	1,790
1.500%, 05/15/2020	3,933	3,928
1.500%, 05/31/2020	2,516	2,512
1.500%, 06/15/2020	4,092	4,086
1.500%, 02/28/2023	7,280	7,087
1.500%, 08/15/2026	15,065	14,093
1.375%, 12/31/2018	7,230	7,233
1.375%, 08/31/2020	1,419	1,409
1.375%, 01/31/2021	13,860	13,715
1.375%, 08/31/2023	11,910	11,442
1.375%, 09/30/2023	580	557
1.250%, 03/31/2019	30,441	30,376
1.250%, 04/30/2019	13,685	13,651
1.250%, 05/31/2019 (D)	4,480	4,469
1.250%, 06/30/2019	586	584
1.250%, 07/31/2023	840	802
1.125%, 02/28/2021	1,582	1,550
1.125%, 07/31/2021	3,894	3,796
1.125%, 09/30/2021	11,179	10,874
1.000%, 12/31/2017	3,690	3,687
1.000%, 05/15/2018	5,265	5,252
0.750%, 10/31/2017	4,495	4,490
0.750%, 04/15/2018	7,150	7,121
0.625%, 04/30/2018	7,255	7,216

Total U.S. Treasury Obligations (Cost $631,359) ($ Thousands)		632,547

MORTGAGE-BACKED SECURITIES — 30.2%

Agency Mortgage-Backed Obligations — 26.5%
FHLMC
10.000%, 03/17/2026	59	59
7.500%, 01/01/2032 to 02/01/2038	336	385
6.500%, 10/01/2031 to 09/01/2038	328	370
6.000%, 02/01/2018 to 09/01/2038	424	466
5.500%, 06/01/2020 to 08/01/2037	489	511
5.000%, 03/01/2034 to 06/01/2044	1,630	1,796
4.500%, 08/01/2020 to 06/01/2047	10,815	11,710
4.000%, 10/01/2029 to 07/01/2047	18,278	19,340
3.500%, 06/01/2026 to 04/01/2047	32,288	33,446
3.000%, 03/01/2031 to 02/01/2047	16,396	16,387
FHLMC ARM
3.090%, 02/01/2045 (E)	276	283
2.631%, 07/01/2046 (E)	1,953	1,986
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	110	123

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2005-2945, Cl SA
10.514%, 03/15/2020 (E)	$5	$5
FHLMC CMO, Ser 2007-3281, Cl AI, IO
5.441%, 02/15/2037 (E)	104	19
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	5	4
FHLMC CMO, Ser 2011-3804, Cl FN
1.609%, 03/15/2039 (E)	78	79
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	148	149
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	253	255
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.791%, 10/15/2041 (E)	498	80
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	832	84
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,056	108
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	512	80
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.261%, 09/15/2042 (E)	395	65
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	221	203
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	633	64
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.940%, 02/15/2038 (E)	152	8
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.011%, 05/15/2044 (E)	152	26
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.797%, 04/15/2041 (E)	169	9
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	436	461
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	261	265
FHLMC CMO, Ser 2016-4639, Cl HZ
1.750%, 04/15/2053	1,564	1,448
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	2,027	2,138
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020 (A)	3	3
FHLMC CMO, Ser T-76, Cl 2A
1.843%, 10/25/2037 (E)	174	177
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	485	504
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.956%, 08/25/2023 (E)	7,686	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl X, IO
1.091%, 05/25/2026 (E)	$6,284	$463
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	172
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ11, Cl A2
2.932%, 01/25/2023	390	402
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025 (E)	1,650	1,705
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	329
FHLMC TBA
4.000%, 08/15/2041 to 09/15/2041	4,630	4,856
3.500%, 07/15/2041 to 08/25/2041	8,700	8,926
3.000%, 08/01/2042 to 07/15/2043	8,500	8,473
FNMA
7.500%, 10/01/2037 to 04/01/2039	245	296
7.000%, 04/01/2032 to 01/01/2039	144	163
6.500%, 05/01/2027 to 12/01/2038	1,243	1,434
6.000%, 10/01/2019 to 10/01/2040	1,148	1,292
5.500%, 02/01/2021 to 02/01/2035	131	145
5.000%, 01/01/2020 to 08/01/2056	5,937	6,523
4.540%, 01/01/2020	446	471
4.500%, 01/01/2020 to 04/01/2056	28,132	30,626
4.410%, 05/01/2021	357	384
4.360%, 05/01/2021	957	1,029
4.350%, 04/01/2021	748	803
4.300%, 04/01/2021	235	252
4.250%, 04/01/2021	250	268
4.240%, 06/01/2021	944	1,013
4.230%, 03/01/2020	363	381
4.200%, 04/01/2021	669	715
4.060%, 07/01/2021	987	1,057
4.000%, 04/01/2024 to 08/01/2056	53,588	56,830
3.590%, 12/01/2020	444	465
3.500%, 08/01/2028 to 02/01/2047	18,679	19,419
3.430%, 10/01/2020	896	935
3.410%, 10/01/2030	829	855
3.390%, 01/01/2031	700	720
3.340%, 07/01/2030	600	616
3.290%, 10/01/2020 to 09/01/2032	1,008	1,035
3.260%, 10/01/2030	729	743
3.240%, 06/01/2029	955	975
3.230%, 11/01/2020	322	334
3.120%, 06/01/2035	850	839
3.110%, 02/01/2028	465	473
3.080%, 04/01/2030	500	502
3.040%, 04/01/2030	500	500

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 01/01/2027 to 02/01/2047	$7,513	$7,627
2.600%, 10/01/2031	735	694
2.500%, 08/25/2027 to 10/01/2042	669	261
FNMA ACES, Ser 2014-M12, Cl FA
1.276%, 10/25/2021 (E)	173	173
FNMA ACES, Ser 2015-M3, Cl FA
1.215%, 06/25/2018 (E)	716	716
FNMA ACES, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (E)	865	833
FNMA ACES, Ser 2017-M4, Cl A2
2.597%, 12/25/2026 (E)	504	492
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (E)	453	466
FNMA ARM
4.380%, 04/01/2040 (E)	139	146
3.259%, 04/01/2047 (E)	1,027	1,049
3.230%, 06/01/2047 (E)	864	888
3.192%, 10/01/2043 (E)	170	176
3.183%, 07/01/2047 (E)	214	218
3.139%, 03/01/2047 (E)	839	866
2.978%, 05/01/2047 (E)	225	231
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	51	56
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	245	261
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	250	281
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	174	36
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (E)	61	71
FNMA CMO, Ser 2009-103, Cl MB
3.275%, 12/25/2039 (E)	139	148
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	601	549
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	272	273
FNMA CMO, Ser 2011-87, Cl SG, IO
5.334%, 04/25/2040 (E)	419	54
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	616	54
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	667	88
FNMA CMO, Ser 2013-126, Cl CS, IO
4.934%, 09/25/2041 (E)	686	81
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	741	79
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	178	20
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	469	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-47, Cl AI, IO
1.905%, 08/25/2044 (E)	$859	$52
FNMA CMO, Ser 2014-M8, Cl X2, IO
0.416%, 06/25/2024 (E)	8,664	199
FNMA CMO, Ser 2015-56, Cl AS, IO
4.934%, 08/25/2045 (E)	85	19
FNMA CMO, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (E)	544	552
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,543	1,613
FNMA TBA
5.000%, 08/14/2037	1,500	1,637
4.500%, 08/01/2033	29,800	31,926
4.000%, 07/13/2039 to 09/14/2039	34,755	36,510
3.500%, 08/01/2040 to 07/01/2041	7,485	7,679
3.000%, 07/01/2026 to 08/01/2042	15,735	15,834
GNMA
7.500%, 10/15/2037	44	51
7.000%, 09/15/2031	41	49
6.500%, 12/15/2035 to 08/15/2039	539	623
6.000%, 09/20/2038	82	92
5.000%, 12/20/2039 to 11/20/2045	96	107
4.500%, 03/15/2041 to 04/15/2047	1,451	1,587
4.000%, 07/15/2045 to 06/20/2047	9,818	10,369
3.500%, 04/20/2046 to 03/20/2047	9,893	10,258
3.000%, 04/15/2045 to 12/20/2046	3,988	4,034
2.375%, 02/20/2034 (E)	310	321
GNMA CMO, Ser 2007-78, Cl SA, IO
5.358%, 12/16/2037 (E)	817	124
GNMA CMO, Ser 2009-66, Cl XS, IO
5.628%, 07/16/2039 (E)	975	146
GNMA CMO, Ser 2010-4, Cl NS, IO
5.218%, 01/16/2040 (E)	1,673	297
GNMA CMO, Ser 2010-H11, Cl FA
2.044%, 06/20/2060 (E)	521	529
GNMA CMO, Ser 2011-H08, Cl FD
1.483%, 02/20/2061 (E)	359	359
GNMA CMO, Ser 2012-112, Cl IO, IO
0.311%, 02/16/2053 (E)	1,098	28
GNMA CMO, Ser 2012-27, Cl IO, IO
1.016%, 04/16/2053 (E)	1,498	56
GNMA CMO, Ser 2012-34, Cl SA, IO
5.040%, 03/20/2042 (E)	163	28
GNMA CMO, Ser 2012-43, Cl SN, IO
5.428%, 04/16/2042 (E)	93	21
GNMA CMO, Ser 2012-H25, Cl FA
1.683%, 12/20/2061 (E)	650	653
GNMA CMO, Ser 2013-145, Cl IO, IO
1.074%, 09/16/2044 (E)	1,310	71
GNMA CMO, Ser 2013-178, Cl IO, IO
0.786%, 06/16/2055 (E)	1	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-63, Cl IO, IO
0.776%, 09/16/2051 (E)	$22	$1
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	676	128
GNMA CMO, Ser 2013-96, Cl IO, IO
0.529%, 10/16/2054 (E)	1,960	67
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.388%, 08/20/2044 (E)	247	37
GNMA CMO, Ser 2014-47, Cl IA, IO
0.474%, 02/16/2048 (E)	318	13
GNMA CMO, Ser 2014-5, Cl SP, IO
4.978%, 06/16/2043 (E)	588	74
GNMA CMO, Ser 2014-50, Cl IO, IO
0.894%, 09/16/2055 (E)	1,257	71
GNMA CMO, Ser 2014-92, Cl IX, IO
0.700%, 05/16/2054 (E)	6,908	259
GNMA CMO, Ser 2014-H10, Cl TA
1.593%, 04/20/2064 (E)	730	732
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	88	20
GNMA CMO, Ser 2015-5, Cl IK, IO
0.714%, 11/16/2054 (E)	6,739	319
GNMA CMO, Ser 2015-H10, Cl FC
1.463%, 04/20/2065 (E)	439	438
GNMA CMO, Ser 2015-H18, Cl FA
1.433%, 06/20/2065 (E)	331	330
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (E)	325	324
GNMA TBA
4.500%, 07/15/2039	6,340	6,738
4.000%, 07/01/2039	6,085	6,403
3.500%, 07/15/2041 to 09/15/2041	28,810	29,811
GNMA TBA TBA
3.000%, 07/15/2042 to 08/15/2042	25,145	25,381

		465,230

Non-Agency Mortgage-Backed Obligations — 3.7%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%, 09/12/2018 (F)	80	81
American Home Mortgage Investment Trust,
Ser 2004-4, Cl 4A
3.430%, 02/25/2045 (E)	469	474
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2021 (F)	930	949
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.753%, 03/26/2037 (E)(F)	88	88
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.194%, 12/20/2034 (E)	20	20
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
1.500%, 07/20/2036 (E)	1,479	1,480

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
4.935%, 08/26/2035 (E)(F)	$3	$3
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (F)	600	614
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (F)	150	149
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (E)(F)	76	77
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.240%, 04/26/2035 (E)(F)	1	1
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.713%, 05/25/2034 (E)	18	18
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.580%, 08/25/2035 (E)	58	59
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
1.724%, 01/25/2035 (E)	157	155
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.856%, 07/25/2034 (E)	98	97
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.281%, 10/25/2033 (E)	522	521
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.346%, 06/11/2041 (E)(F)	23	–
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	537	531
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	137	135
CD Commercial Mortgage Trust, Ser 2016-CD2
3.526%, 11/01/2049	290	299
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	253	260
CD Commerical Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 01/10/2027	310	323
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (E)(F)	359	383
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2021	229	228
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 02/10/2026	332	333
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	332	341

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2026	$241	$251
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	208	208
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	264	271
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 05/15/2027	345	353
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl D
6.572%, 11/15/2021 (E)(F)	930	918
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.289%, 02/25/2037 (E)	37	37
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.321%, 02/25/2037 (E)	26	26
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.516%, 07/25/2037 (E)	43	43
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A4
3.093%, 03/10/2023	200	204
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	391	392
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	226	230
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (F)	432	433
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	146
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2025	290	304
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.240%, 09/25/2033 (E)	41	41
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (F)	16	16
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.578%, 11/25/2038 (E)(F)	3	3
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (E)(F)	516	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.490%, 12/11/2049 (E)(F)	$332	$–
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (F)	36	36
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.681%, 08/15/2045 (E)	644	45
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	89	89
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	599
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	82
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (F)	215	234
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	119
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	64	64
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.082%, 10/10/2046 (E)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	21	21
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (E)	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	34
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
0.938%, 12/10/2023 (E)	3,944	147
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	777	779
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (F)	299	300
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	722	763
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.240%, 07/15/2047 (E)	3,699	197
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	254	264
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	108
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/2048	188	197
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.213%, 01/10/2025 (E)	6,264	440
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (F)	310	319

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	$254	$257
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2021	370	374
COMM Mortgage Trust, Ser 2016-SAVA
1.720%, 10/15/2018	1,310	1,316
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	266	269
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.378%, 03/10/2047 (E)	2,214	132
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	90	95
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	372	389
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	73	74
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	64	68
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.280%, 10/25/2033 (E)	411	405
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	584	611
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	90	94
CSMC, Ser 2009-2R, Cl 1A14
3.077%, 09/26/2034 (E)(F)	503	507
CSMC, Ser 2009-2R, Cl 1A16
3.077%, 09/26/2034 (E)(F)	841	852
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (E)(F)	770	786
CSMC, Ser 2014-7R, Cl 8A1
2.862%, 07/27/2037 (E)(F)	642	643
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (F)	750	730
CSMC, Ser 2016-BDWN, Cl B
5.489%, 02/15/2029 (E)(F)	370	371
DBJPM Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/2027	126	129
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 02/10/2027	150	153
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (F)	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.224%, 02/25/2024 (E)	$544	$558
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.674%, 04/25/2024 (E)	377	382
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.624%, 12/25/2027 (E)	404	413
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
3.874%, 04/25/2028 (E)	765	791
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.224%, 07/25/2029 (E)	791	801
GE Business Loan Trust, Ser 2007-1A, Cl A
1.159%, 04/16/2035 (E)(F)	109	104
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	3	3
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (F)	104	105
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.857%, 11/10/2039 (E)(F)	313	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	44	45
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 04/10/2023	811	857
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	204	207
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (E)	90	99
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (F)	122	122
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	277	277
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	185	181
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A3
3.409%, 03/10/2050	537	551
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.867%, 10/25/2033 (E)	99	100

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	$38	$39
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	13	13
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
1.924%, 10/25/2034 (E)	192	193
Impac Secured Assets Trust, Ser 2004-4, Cl 1A3
2.076%, 02/25/2035 (E)	1,135	1,140
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.374%, 08/25/2036 (E)	29	28
Impac Secured Assets Trust, Ser 2007-A, Cl M1
1.424%, 05/25/2037 (E)(F)	407	378
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (F)	798	883
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.058%, 11/15/2045 (E)	60	62
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	450	456
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047 (E)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	228	237
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	555	583
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (E)	120	120
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	226	230
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	403	407
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,434	1,428
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	343	359
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (E)	270	285
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	366	378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	$282	$290
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 02/15/2027 (E)	740	762
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (E)	970	1,001
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 10/15/2026	100	104
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	–	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.271%, 06/12/2043 (E)	1,928	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.144%, 05/15/2047 (E)	44	44
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (F)	118	119
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (F)	789	822
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (F)	57	57
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (F)	246	263
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (F)	1,585	1,612
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.408%, 08/15/2046 (E)(F)	296	324
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	46	46
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	817	825
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	214	218
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	2,502	2,634

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	$570	$597
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	74	78
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	292	291
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	222	219
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	840	823
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 11/15/2026	1,059	1,107
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.270%, 08/25/2034 (E)	133	134
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.114%, 11/25/2033 (E)	65	66
JPMorgan Trust, Ser 2015-5, Cl A9
2.873%, 05/25/2045 (E)(F)	325	325
LB-UBS Commercial Mortgage Trust, Ser 2006- C1, Cl XCL, IO
0.246%, 02/15/2041 (E)(F)	1,130	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (F)	310	320
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(F)	9	7
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.323%, 07/25/2033 (E)	20	20
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (E)	47	47
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.658%, 12/12/2049 (E)(F)	127	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A2
1.868%, 11/15/2045	74	73
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	400
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	104	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	$34	$34
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 09/15/2025	250	260
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	447	468
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl A4
3.720%, 12/15/2026	290	304
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
1.654%, 09/25/2035 (E)	66	66
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.307%, 02/12/2044 (E)(F)	1,233	13
Morgan Stanley Capital I Trust, Ser 2013-WLSR, Cl A
2.695%, 01/11/2032 (F)	460	463
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2021 (F)	440	458
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
3.727%, 10/11/2024 (F)	440	458
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.124%, 11/15/2049 (E)	3,504	254
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021	210	208
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021	403	398
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	222	219
Mortgage Repurchase Agreement Financing Trust, Ser 2016-4, Cl A1
2.317%, 05/10/2019 (E)(F)	760	758
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (E)(F)	250	249
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/13/2021 (F)	300	302
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	133	132

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	$109	$108
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036 (E)(F)	259	260
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	8	6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	32	33
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	225	237
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (E)(F)	280	296
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	184	186
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.259%, 12/25/2034 (E)	280	280
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2035 (E)(F)	390	386
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (E)(F)	154	154
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	42	41
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.257%, 07/25/2033 (E)	112	112
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.019%, 12/25/2033 (E)	34	34
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	114	116
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.087%, 05/10/2045 (E)(F)	2,706	220
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	12	12
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017	274	274
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (F)	335	342
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (F)	705	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.838%, 10/25/2033 (E)	$86	$87
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.681%, 08/25/2033 (E)	43	44
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.692%, 08/25/2033 (E)	25	25
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.791%, 09/25/2033 (E)	76	77
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
14.118%, 06/25/2033 (E)	11	13
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	167	173
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.130%, 06/25/2034 (E)	52	53
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	147	158
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.804%, 10/25/2045 (E)	649	676
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/2026 (E)	330	328
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.374%, 11/15/2059 (E)	5,744	514
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	526
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.321%, 05/25/2034 (E)	13	13
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.123%, 12/25/2034 (E)	61	62
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.188%, 06/25/2034 (E)	128	130
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.178%, 07/25/2034 (E)	79	80
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.217%, 06/25/2035 (E)	60	62

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.173%, 04/25/2036 (E)	$595	$596
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.648%, 12/15/2045 (E)(F)	1,545	103
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.477%, 06/15/2045 (E)(F)	356	20
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.365%, 05/15/2045 (E)(F)	1,088	58
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.157%, 01/15/2024	3,064	159
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (E)	300	312

		64,579

Total Mortgage-Backed Securities (Cost $531,074) ($ Thousands)		529,809

CORPORATE OBLIGATIONS — 26.6%

Consumer Discretionary — 1.7%
21st Century Fox America
7.250%, 05/18/2018	1,020	1,067
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	26
6.650%, 11/15/2037	25	33
6.150%, 03/01/2037	20	25
6.150%, 02/15/2041	15	19
Amazon.com
4.950%, 12/05/2044	140	165
American Honda Finance MTN
3.875%, 09/21/2020 (F)	495	521
AutoZone
3.750%, 06/01/2027	505	505
BMW US Capital
2.150%, 04/06/2020 (F)	635	638
CBS
3.375%, 02/15/2028	385	377
2.500%, 02/15/2023	770	763
Charter Communications Operating
6.484%, 10/23/2045	250	300
6.384%, 10/23/2035	10	12
5.375%, 05/01/2047 (F)	310	328
4.908%, 07/23/2025	720	778
4.464%, 07/23/2022	810	863
Comcast
7.050%, 03/15/2033	90	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 08/15/2035	$875	$941
4.200%, 08/15/2034	20	21
3.400%, 07/15/2046	130	118
2.350%, 01/15/2027 (D)	325	305
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	241
Comcast Cable Holdings
10.125%, 04/15/2022	45	57
Daimler Finance North America
2.300%, 01/06/2020 (F)	690	692
Daimler Finance North America LLC
2.375%, 08/01/2018 (F)	990	996
Discovery Communications
4.950%, 05/15/2042	135	126
4.900%, 03/11/2026 (D)	230	244
4.875%, 04/01/2043	270	252
ERAC USA Finance (F)
4.500%, 02/15/2045	110	109
3.300%, 12/01/2026 (D)	910	886
2.700%, 11/01/2023	155	151
Ford Motor (D)
5.291%, 12/08/2046	540	554
4.346%, 12/08/2026	555	572
Ford Motor Credit
5.875%, 08/02/2021	350	390
3.810%, 01/09/2024	880	891
3.339%, 03/28/2022	610	619
2.597%, 11/04/2019	700	705
Ford Motor Credit LLC
2.375%, 03/12/2019	200	201
1.684%, 09/08/2017	200	200
General Motors
6.750%, 04/01/2046	624	740
6.250%, 10/02/2043	160	178
4.875%, 10/02/2023	315	337
General Motors Financial
4.350%, 01/17/2027 (D)	1,005	1,017
3.950%, 04/13/2024 (D)	1,040	1,055
3.450%, 04/10/2022	30	31
3.200%, 07/13/2020	118	120
3.150%, 06/30/2022	775	776
Grupo Televisa
6.125%, 01/31/2046	210	233
5.000%, 05/13/2045	225	217
Historic TW
6.625%, 05/15/2029	122	153
Home Depot
4.250%, 04/01/2046	48	52
3.750%, 02/15/2024	66	70
Hyundai Capital America MTN
2.400%, 10/30/2018 (F)	38	38

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McDonald's MTN
5.350%, 03/01/2018	$100	$102
4.875%, 12/09/2045	670	747
3.700%, 01/30/2026	140	145
3.500%, 03/01/2027	120	122
2.750%, 12/09/2020	305	311
NBCUniversal Enterprise
1.974%, 04/15/2019 (F)	200	201
NBCUniversal Media
5.950%, 04/01/2041	50	64
NBCUniversal Media LLC
4.450%, 01/15/2043	85	90
Newell Brands
4.200%, 04/01/2026	120	127
3.850%, 04/01/2023	130	137
3.150%, 04/01/2021	60	61
QVC
5.950%, 03/15/2043	10	10
Time Warner
7.570%, 02/01/2024	30	37
5.375%, 10/15/2041	302	330
4.850%, 07/15/2045	55	57
3.800%, 02/15/2027	1,740	1,752
3.550%, 06/01/2024	385	390
Time Warner Cable
8.250%, 04/01/2019	200	221
7.300%, 07/01/2038	110	141
6.750%, 07/01/2018	40	42
6.550%, 05/01/2037	245	292
5.875%, 11/15/2040	130	145
5.500%, 09/01/2041	44	47
5.000%, 02/01/2020	320	341
TJX
2.250%, 09/15/2026	120	111
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,060	1,071
2.100%, 01/17/2019	174	175
1.250%, 10/05/2017	250	250
Viacom
4.850%, 12/15/2034	307	305
4.375%, 03/15/2043	420	373
4.250%, 09/01/2023	30	31
3.875%, 04/01/2024	30	31
WPP Finance
5.125%, 09/07/2042	60	64
		29,167

Consumer Staples — 2.1%
Altria Group
5.375%, 01/31/2044	30	36
4.750%, 05/05/2021	180	197
2.850%, 08/09/2022	530	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Finance
4.900%, 02/01/2046 (D)	$1,622	$1,831
3.650%, 02/01/2026	2,168	2,233
3.300%, 02/01/2023 (D)	2,350	2,420
2.650%, 02/01/2021	1,420	1,439
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	18	20
3.750%, 07/15/2042	230	223
2.500%, 07/15/2022	420	419
1.375%, 07/15/2017	105	105
Coca-Cola Femsa
2.375%, 11/26/2018	728	732
Costco Wholesale
3.000%, 05/18/2027	865	863
2.750%, 05/18/2024	745	745
2.300%, 05/18/2022	860	858
2.250%, 02/15/2022	56	56
2.150%, 05/18/2021	1,230	1,230
CVS Health
5.125%, 07/20/2045 (D)	535	613
3.875%, 07/20/2025	249	259
3.500%, 07/20/2022	110	114
2.750%, 12/01/2022	510	511
CVS Pass-Through Trust
5.926%, 01/10/2034 (F)	83	95
Danone (F)
2.947%, 11/02/2026	500	483
2.589%, 11/02/2023	330	322
2.077%, 11/02/2021	230	227
Diageo Investment
2.875%, 05/11/2022	580	594
Kraft Heinz Foods
6.875%, 01/26/2039	49	63
6.500%, 02/09/2040	140	175
6.125%, 08/23/2018	225	236
5.375%, 02/10/2020	16	17
5.200%, 07/15/2045	450	487
5.000%, 07/15/2035	70	76
5.000%, 06/04/2042	65	69
4.375%, 06/01/2046	1,120	1,097
3.950%, 07/15/2025	370	380
3.500%, 06/06/2022	620	640
3.500%, 07/15/2022	645	665
3.000%, 06/01/2026	715	684
2.800%, 07/02/2020	940	954
Kroger
2.950%, 11/01/2021	525	529
Mondelez International Holdings Netherlands BV (F)
2.000%, 10/28/2021	2,105	2,050
1.625%, 10/28/2019	1,395	1,381

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PepsiCo
4.250%, 10/22/2044	$100	$106
4.000%, 03/05/2042	50	51
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	32
1.250%, 08/13/2017	72	72
Pernod Ricard
4.450%, 01/15/2022 (F)	370	397
Philip Morris International
4.500%, 03/20/2042	70	74
2.500%, 08/22/2022	250	250
2.000%, 02/21/2020	1,280	1,283
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (F)	1,430	1,418
Reynolds American
8.125%, 06/23/2019	370	413
5.850%, 08/15/2045 (D)	825	1,010
3.250%, 06/12/2020	54	56
Walgreens Boots Alliance
4.800%, 11/18/2044	630	670
3.450%, 06/01/2026	1,595	1,592
3.300%, 11/18/2021	647	667
Wal-Mart Stores
5.625%, 04/15/2041	320	416
4.750%, 10/02/2043	200	235
4.300%, 04/22/2044	1,240	1,373
3.300%, 04/22/2024 (D)	60	63
Wm Wrigley Jr (F)
2.900%, 10/21/2019	190	193
2.400%, 10/21/2018	40	40
		37,138

Energy — 2.5%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	75
Anadarko Petroleum
6.600%, 03/15/2046	310	383
6.450%, 09/15/2036	110	129
5.550%, 03/15/2026 (D)	766	856
4.500%, 07/15/2044	125	115
Apache
5.100%, 09/01/2040	120	123
4.750%, 04/15/2043	300	301
4.250%, 01/15/2044	445	417
3.250%, 04/15/2022	109	110
BG Energy Capital PLC
4.000%, 10/15/2021 (F)	575	610
BP Capital Markets PLC
3.994%, 09/26/2023	95	101
3.723%, 11/28/2028	95	97
3.588%, 04/14/2027	760	771
3.506%, 03/17/2025	90	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.245%, 05/06/2022	$90	$93
3.216%, 11/28/2023	1,455	1,478
3.119%, 05/04/2026	130	129
3.062%, 03/17/2022	50	51
Canadian Natural Resources
6.450%, 06/30/2033	50	58
3.850%, 06/01/2027	195	193
Cenovus Energy
5.400%, 06/15/2047 (D)(F)	184	172
Chevron
3.191%, 06/24/2023	22	23
2.954%, 05/16/2026	280	278
2.895%, 03/03/2024	1,280	1,290
2.355%, 12/05/2022	15	15
Cimarex Energy
4.375%, 06/01/2024	435	456
3.900%, 05/15/2027	335	337
CNOOC Finance
3.500%, 05/05/2025	840	840
CNOOC Nexen Finance
4.250%, 04/30/2024	200	210
Conoco Funding
7.250%, 10/15/2031	130	174
ConocoPhillips
4.150%, 11/15/2034	460	462
Devon Energy
5.850%, 12/15/2025	450	511
5.600%, 07/15/2041	110	114
5.000%, 06/15/2045	190	192
4.750%, 05/15/2042	17	17
3.250%, 05/15/2022	137	136
Devon Financing LLC
7.875%, 09/30/2031	40	52
Ecopetrol
5.875%, 05/28/2045	420	385
4.125%, 01/16/2025	203	199
Enbridge
3.700%, 07/15/2027	385	385
2.900%, 07/15/2022	566	565
Enbridge Energy Partners
7.375%, 10/15/2045	160	204
5.875%, 10/15/2025	200	228
5.500%, 09/15/2040	275	288
Encana
6.500%, 08/15/2034 (D)	270	308
6.500%, 02/01/2038	435	495
Energy Transfer Partners
8.250%, 11/15/2029	675	868
6.125%, 12/15/2045	295	319
5.150%, 03/15/2045	14	14
2.500%, 06/15/2018	475	477

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
5.700%, 02/15/2042	$40	$47
EOG Resources
4.150%, 01/15/2026	90	95
ExxonMobil
4.114%, 03/01/2046	160	169
3.043%, 03/01/2026	220	222
2.397%, 03/06/2022	100	100
Florida Gas Transmission
7.900%, 05/15/2019 (F)	350	384
Halliburton
5.000%, 11/15/2045	461	491
3.800%, 11/15/2025	190	195
3.500%, 08/01/2023	50	51
Hess
4.300%, 04/01/2027 (D)	–	–
Kerr-McGee
7.875%, 09/15/2031	100	129
6.950%, 07/01/2024	298	349
Kinder Morgan
5.550%, 06/01/2045	255	270
5.000%, 02/15/2021 (F)	960	1,029
4.300%, 06/01/2025	1,485	1,544
Kinder Morgan Energy Partners
5.400%, 09/01/2044	250	252
3.500%, 09/01/2023	45	45
Marathon Petroleum
5.000%, 09/15/2054	275	252
4.750%, 09/15/2044	120	114
Noble Energy
5.250%, 11/15/2043	80	83
5.050%, 11/15/2044 (D)	29	30
4.150%, 12/15/2021	230	242
3.900%, 11/15/2024	150	154
Occidental Petroleum
4.625%, 06/15/2045	130	138
4.400%, 04/15/2046	50	52
4.100%, 02/15/2047	160	159
3.500%, 06/15/2025	45	46
3.000%, 02/15/2027	120	117
2.700%, 02/15/2023	129	129
Petrobras Global Finance
6.850%, 06/05/2115	200	177
6.250%, 03/17/2024	310	316
Petrobras International Finance
5.375%, 01/27/2021	1,060	1,078
Petro-Canada
6.800%, 05/15/2038	380	495
Petrofac
3.400%, 10/10/2018 (F)	250	235
Petroleos Mexicanos
6.625%, 06/15/2035	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 03/13/2027 (F)	$335	$360
6.375%, 01/23/2045	500	487
5.625%, 01/23/2046	442	392
5.500%, 06/27/2044	30	27
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	565	567
2.378%, 04/15/2025	284	284
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	133
6.750%, 09/21/2047	375	379
Phillips 66
5.875%, 05/01/2042	35	42
Phillips 66 Partners
4.900%, 10/01/2046	405	399
Plains All American Pipeline
4.650%, 10/15/2025	500	512
Sabine Pass Liquefaction
5.875%, 06/30/2026 (D)	245	274
5.625%, 03/01/2025	500	552
5.000%, 03/15/2027	735	782
4.200%, 03/15/2028 (F)	430	434
Schlumberger
3.000%, 12/21/2020 (F)	1,000	1,018
Schlumberger Holdings
4.000%, 12/21/2025 (F)	120	126
Schlumberger Investment
3.650%, 12/01/2023	61	64
3.300%, 09/14/2021 (F)	47	49
Shell International Finance
4.550%, 08/12/2043	80	86
4.375%, 03/25/2020	140	149
4.375%, 05/11/2045	515	539
4.125%, 05/11/2035	1,536	1,599
4.000%, 05/10/2046	440	435
3.400%, 08/12/2023	930	966
2.875%, 05/10/2026	200	197
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (F)	380	404
Spectra Energy Partners
5.950%, 09/25/2043	30	34
3.500%, 03/15/2025	400	396
Statoil
5.250%, 04/15/2019	140	148
3.700%, 03/01/2024	210	221
Suncor Energy
3.600%, 12/01/2024	340	348
TC PipeLines
3.900%, 05/25/2027	370	369
Texas Eastern Transmission
2.800%, 10/15/2022 (F)	402	394

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Total Capital International
2.875%, 02/17/2022	$815	$830
TransCanada Pipelines
4.625%, 03/01/2034	470	516
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	480	617
Western Gas Partners
5.375%, 06/01/2021	25	27
4.650%, 07/01/2026	40	41
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	260	302
Williams Partners
5.100%, 09/15/2045	300	311
3.750%, 06/15/2027	515	510
3.600%, 03/15/2022	1,200	1,226
		43,096

Financials — 9.2%
AIG Global Funding MTN
1.650%, 12/15/2017 (F)	42	42
American Express
7.000%, 03/19/2018	1,170	1,213
American Express Credit MTN
2.375%, 05/26/2020	64	64
2.250%, 08/15/2019	1,135	1,145
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018 (D)	65	65
American International Group
6.250%, 05/01/2036	370	463
4.375%, 01/15/2055	90	87
4.125%, 02/15/2024	107	113
3.900%, 04/01/2026	615	629
3.875%, 01/15/2035	30	29
Aon
6.250%, 09/30/2040	19	24
3.500%, 06/14/2024	65	66
Banco Santander
4.250%, 04/11/2027	595	617
3.500%, 04/11/2022 (D)	450	461
Bank of America
7.625%, 06/01/2019	500	551
6.000%, 09/01/2017	1,565	1,576
5.750%, 12/01/2017	70	71
5.700%, 01/24/2022	5	6
Bank of America MTN
6.875%, 04/25/2018	2,250	2,342
6.400%, 08/28/2017	150	151
5.650%, 05/01/2018	2,950	3,043
5.625%, 07/01/2020	30	33
5.000%, 05/13/2021	180	196
5.000%, 01/21/2044	240	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 03/03/2026	$664	$691
4.250%, 10/22/2026	47	48
4.244%, 04/24/2038 (E)	805	837
4.200%, 08/26/2024	700	727
4.183%, 11/25/2027	215	219
4.125%, 01/22/2024	290	306
4.100%, 07/24/2023	340	360
4.000%, 04/01/2024	290	304
4.000%, 01/22/2025	683	695
3.950%, 04/21/2025 (D)	123	125
3.875%, 08/01/2025	190	197
3.705%, 04/24/2028 (E)	1,985	2,000
3.500%, 04/19/2026 (D)	1,244	1,248
3.300%, 01/11/2023	1,835	1,871
2.600%, 01/15/2019	160	161
2.503%, 10/21/2022	1,210	1,194
2.250%, 04/21/2020 (D)	100	100
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
1.400%, 09/11/2017	53	53
Bank of New York Mellon
3.550%, 09/23/2021	34	36
3.400%, 05/15/2024	1,175	1,211
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	42
3.250%, 09/11/2024	100	102
3.250%, 05/16/2027	1,415	1,428
2.500%, 04/15/2021	327	330
2.200%, 03/04/2019	425	428
Bank of Nova Scotia
1.850%, 04/14/2020	160	159
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (F)	200	214
Barclays
4.950%, 01/10/2047	370	395
BB&T
5.250%, 11/01/2019	200	214
Bear Stearns
7.250%, 02/01/2018	2,500	2,578
6.400%, 10/02/2017	500	506
Berkshire Hathaway
3.750%, 08/15/2021	500	532
3.400%, 01/31/2022	65	69
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	114
4.400%, 05/15/2042	316	344
BNP Paribas MTN
2.700%, 08/20/2018	380	384
2.375%, 09/14/2017	110	110
BPCE
5.150%, 07/21/2024 (F)	200	214

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brighthouse Financial (F)
4.700%, 06/22/2047	$230	$227
3.700%, 06/22/2027 (D)	640	632
Capital One Financial
4.750%, 07/15/2021	50	54
4.200%, 10/29/2025 (D)	164	165
3.750%, 07/28/2026	395	386
3.750%, 03/09/2027 (D)	230	229
Chubb INA Holdings
4.350%, 11/03/2045	545	597
3.350%, 05/03/2026	70	72
3.150%, 03/15/2025	74	75
2.875%, 11/03/2022	39	40
2.300%, 11/03/2020	50	50
Citibank
2.100%, 06/12/2020	2,110	2,111
Citigroup
8.125%, 07/15/2039	370	568
6.125%, 11/21/2017	1,095	1,114
6.125%, 05/15/2018	2,650	2,748
5.500%, 09/13/2025	200	222
5.300%, 05/06/2044	47	53
4.750%, 05/18/2046	30	31
4.650%, 07/30/2045	336	365
4.500%, 01/14/2022	380	409
4.450%, 09/29/2027	1,375	1,430
4.400%, 06/10/2025	270	281
4.300%, 11/20/2026	60	62
4.281%, 04/24/2048 (E)	460	471
3.887%, 01/10/2028 (D)(E)	69	70
3.700%, 01/12/2026	595	602
3.500%, 05/15/2023	130	132
3.400%, 05/01/2026	260	257
3.300%, 04/27/2025	120	120
3.200%, 10/21/2026	920	895
2.150%, 07/30/2018	71	71
1.800%, 02/05/2018 (D)	1,000	1,001
1.739%, 08/25/2036 (E)	600	512
1.700%, 04/27/2018	160	160
1.550%, 08/14/2017	805	805
CME Group
3.000%, 03/15/2025	51	51
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	571
4.375%, 08/04/2025	1,000	1,049
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	32
Credit Agricole
8.375%, 12/31/2049 (E)(F)	170	190
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,280	1,409

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discover Bank
2.000%, 02/21/2018	$1,000	$1,001
Farmers Exchange Capital
7.200%, 07/15/2048 (F)	1,021	1,298
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Fifth Third Bank
2.875%, 10/01/2021	200	204
Ford Motor Credit
6.625%, 08/15/2017	500	503
Goldman Sachs Group
6.750%, 10/01/2037	1,467	1,904
6.250%, 02/01/2041	300	392
6.150%, 04/01/2018 (D)	2,530	2,611
5.950%, 01/18/2018	1,250	1,278
5.750%, 01/24/2022	300	338
5.250%, 07/27/2021	400	438
5.150%, 05/22/2045	360	400
4.750%, 10/21/2045	530	586
4.250%, 10/21/2025	600	620
3.750%, 02/25/2026	340	346
3.500%, 11/16/2026	1,380	1,373
2.900%, 07/19/2018	220	223
2.750%, 09/15/2020	600	607
2.625%, 04/25/2021	445	446
2.375%, 01/22/2018	520	522
2.350%, 11/15/2021	930	918
Goldman Sachs Group MTN
7.500%, 02/15/2019	2,025	2,196
6.000%, 06/15/2020	880	971
5.375%, 03/15/2020	950	1,026
4.000%, 03/03/2024	200	209
3.850%, 07/08/2024	121	126
Guardian Life Global Funding
1.950%, 10/27/2021 (F)	780	763
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (F)	700	690
Guardian Life Insurance of America
4.850%, 01/24/2077 (F)	425	450
HBOS PLC MTN
6.750%, 05/21/2018 (F)	200	208
HSBC Bank PLC
4.125%, 08/12/2020 (F)	100	106
HSBC Finance
6.676%, 01/15/2021	850	958
HSBC Holdings PLC
4.875%, 01/14/2022	100	109
4.375%, 11/23/2026	700	726
4.300%, 03/08/2026	1,055	1,118
4.250%, 03/14/2024	370	383
4.250%, 08/18/2025	250	257
4.041%, 03/13/2028 (E)	385	399

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/30/2022	$206	$217
3.400%, 03/08/2021	890	915
3.262%, 03/13/2023 (E)	1,155	1,177
2.650%, 01/05/2022	1,330	1,327
HSBC USA
2.350%, 03/05/2020	100	101
ING Bank
5.800%, 09/25/2023 (F)	430	486
ING Groep
3.950%, 03/29/2027	490	509
3.150%, 03/29/2022 (D)	565	576
Intercontinental Exchange
4.000%, 10/15/2023	65	70
2.500%, 10/15/2018	85	86
International Lease Finance
7.125%, 09/01/2018 (F)	1,000	1,058
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (F)	510	517
JPMorgan Chase
6.000%, 01/15/2018	1,500	1,534
4.950%, 06/01/2045	30	33
4.500%, 01/24/2022	660	715
4.260%, 02/22/2048 (E)	655	685
4.250%, 10/01/2027	590	615
4.125%, 12/15/2026	520	539
3.900%, 07/15/2025	805	839
3.875%, 09/10/2024	520	536
3.625%, 05/13/2024	230	237
3.625%, 12/01/2027	360	356
3.540%, 05/01/2028 (E)	262	263
3.250%, 09/23/2022	240	246
3.220%, 03/01/2025 (E)	2,000	2,004
3.200%, 01/25/2023	100	102
2.972%, 01/15/2023	1,220	1,234
2.950%, 10/01/2026	1,246	1,203
2.776%, 04/25/2023 (E)	325	326
2.700%, 05/18/2023	1,285	1,271
2.250%, 01/23/2020	905	908
JPMorgan Chase Bank
6.000%, 10/01/2017	2,427	2,452
JPMorgan Chase MTN
2.295%, 08/15/2021 (D)	1,065	1,059
Kemper
4.350%, 02/15/2025	590	596
KKR Group Finance II
5.500%, 02/01/2043 (F)	20	22
Lazard Group LLC
3.750%, 02/13/2025	760	766
Liberty Mutual Insurance
8.500%, 05/15/2025 (F)	100	129
Lloyds Banking Group
3.100%, 07/06/2021	490	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (F)	$310	$337
Macquarie Group
6.250%, 01/14/2021 (F)	166	185
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (F)	89	146
MetLife
6.400%, 12/15/2036	915	1,057
5.700%, 06/15/2035	15	18
Metropolitan Life Global Funding
1.500%, 01/10/2018 (F)	313	313
Metropolitan Life Global Funding I (F)
3.450%, 12/18/2026	1,225	1,255
2.650%, 04/08/2022	560	562
1.950%, 09/15/2021	755	740
Mizuho Bank
1.800%, 03/26/2018 (F)	200	200
Moody’s
2.625%, 01/15/2023 (F)	515	512
Morgan Stanley
4.375%, 01/22/2047	565	589
3.625%, 01/20/2027	664	669
1.982%, 02/14/2020 (E)	2,250	2,259
Morgan Stanley MTN
7.300%, 05/13/2019	420	459
6.625%, 04/01/2018	3,300	3,417
5.950%, 12/28/2017	200	204
5.625%, 09/23/2019	350	376
3.125%, 07/27/2026	55	54
2.750%, 05/19/2022	1,560	1,560
2.625%, 11/17/2021	3,865	3,859
2.500%, 04/21/2021	450	450
National Australia Bank MTN
2.250%, 05/22/2022	1,075	1,069
National City
6.875%, 05/15/2019	50	54
Nationwide Mutual Insurance
3.536%, 12/15/2024 (E)(F)	760	759
New York Life Global Funding
2.150%, 06/18/2019 (F)	73	73
New York Life Insurance
6.750%, 11/15/2039 (F)	255	358
New York Life Insurance MTN
2.100%, 01/02/2019 (F)	330	332
Nordea Bank
4.875%, 05/13/2021 (F)	250	268
Nordea Bank MTN
1.625%, 05/15/2018 (F)	220	220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (F)	680	885
Pipeline Funding
7.500%, 01/15/2030 (F)	438	519

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
2.550%, 12/09/2021	$780	$785
2.250%, 07/02/2019	325	327
PNC Bank MTN
2.400%, 10/18/2019	400	404
Pricoa Global Funding MTN
1.600%, 05/29/2018 (F)	150	150
Protective Life Global Funding
1.722%, 04/15/2019 (F)	870	864
Prudential Financial MTN
5.625%, 05/12/2041	10	12
Royal Bank of Canada
2.000%, 10/01/2018	183	184
1.875%, 02/05/2020	180	179
1.200%, 09/19/2017	140	140
Santander Holdings USA
3.450%, 08/27/2018	230	233
Santander UK Group Holdings
2.875%, 08/05/2021	200	200
Standard Chartered
5.700%, 03/26/2044 (F)	600	682
State Street
4.956%, 03/15/2018	270	276
3.700%, 11/20/2023	138	146
3.300%, 12/16/2024	70	72
Teachers Insurance & Annuity Association of America (F)
6.850%, 12/16/2039	14	19
4.900%, 09/15/2044	440	492
4.270%, 05/15/2047	455	466
Toronto-Dominion Bank
2.250%, 03/15/2021 (F)	1,480	1,478
Toronto-Dominion Bank MTN
1.750%, 07/23/2018	72	72
UBS Group Funding Jersey
2.650%, 02/01/2022 (F)	1,045	1,043
UBS Group Funding Switzerland (F)
4.253%, 03/23/2028	810	846
3.491%, 05/23/2023	1,460	1,494
UBS MTN
1.800%, 03/26/2018	445	446
UniCredit MTN
4.625%, 04/12/2027 (F)	290	305
US Bancorp MTN
3.150%, 04/27/2027	1,590	1,593
2.950%, 07/15/2022	25	25
US Bank
2.125%, 10/28/2019	260	262
Ventas Realty L.P.
2.000%, 02/15/2018	804	805
Visa
4.300%, 12/14/2045	120	132

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 12/14/2025	$360	$365
2.800%, 12/14/2022	295	300
2.200%, 12/14/2020	80	81
Wachovia Capital Trust III
5.570%, 12/31/2049 (E)	450	452
Wachovia MTN
5.750%, 02/01/2018	3,140	3,214
WEA Finance (F)
3.750%, 09/17/2024	210	213
3.150%, 04/05/2022	630	633
1.750%, 09/15/2017	1,250	1,250
Wells Fargo
3.000%, 04/22/2026	920	899
3.000%, 10/23/2026	950	925
2.125%, 04/22/2019	70	70
2.100%, 07/26/2021	1,550	1,529
Wells Fargo MTN
4.900%, 11/17/2045	384	419
4.750%, 12/07/2046	200	214
4.650%, 11/04/2044	1	1
4.400%, 06/14/2046	550	557
4.300%, 07/22/2027 (D)	1,083	1,134
4.125%, 08/15/2023	900	952
3.500%, 03/08/2022	430	447
3.450%, 02/13/2023	230	235
3.000%, 01/22/2021	575	587
2.550%, 12/07/2020	46	47
2.150%, 12/06/2019	2,000	2,009
2.150%, 01/30/2020	70	70
1.650%, 01/22/2018	585	585
Westpac Banking
4.875%, 11/19/2019	170	181
		162,421

Health Care — 2.7%
Abbott Laboratories
4.900%, 11/30/2046	320	352
4.750%, 11/30/2036	90	98
3.750%, 11/30/2026	2,285	2,333
3.400%, 11/30/2023	2,165	2,216
AbbVie
4.500%, 05/14/2035	610	643
4.450%, 05/14/2046	615	635
3.600%, 05/14/2025	520	530
3.200%, 11/06/2022	44	45
3.200%, 05/14/2026	415	410
2.900%, 11/06/2022	230	232
2.500%, 05/14/2020	910	921
1.800%, 05/14/2018 (D)	500	501
Actavis
3.250%, 10/01/2022	13	13

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Actavis Funding SCS
4.750%, 03/15/2045	$14	$15
4.550%, 03/15/2035	280	299
3.800%, 03/15/2025	1,130	1,169
3.450%, 03/15/2022	395	407
Aetna
2.800%, 06/15/2023	1,800	1,797
2.200%, 03/15/2019	180	181
Amgen
5.150%, 11/15/2041	760	847
4.663%, 06/15/2051	1,319	1,397
4.400%, 05/01/2045	512	526
3.875%, 11/15/2021	150	158
3.625%, 05/22/2024	30	32
2.125%, 05/01/2020	22	22
Anthem
4.650%, 08/15/2044 (D)	650	704
4.625%, 05/15/2042	41	44
3.500%, 08/15/2024	90	93
3.125%, 05/15/2022	468	477
2.300%, 07/15/2018	65	65
1.875%, 01/15/2018	1,100	1,101
AstraZeneca
3.375%, 11/16/2025 (D)	500	511
Baxalta
3.600%, 06/23/2022	912	944
2.875%, 06/23/2020	500	508
Baylor Scott & White Holdings
4.185%, 11/15/2045 (D)	1,000	1,022
Becton Dickinson
4.685%, 12/15/2044	550	567
3.734%, 12/15/2024	70	71
3.700%, 06/06/2027 (D)	525	527
3.363%, 06/06/2024	975	977
2.894%, 06/06/2022 (D)	655	657
2.404%, 06/05/2020 (D)	785	786
Biogen
5.200%, 09/15/2045	345	393
3.625%, 09/15/2022	170	178
Cardinal Health
3.079%, 06/15/2024	130	130
2.616%, 06/15/2022	100	100
Celgene
5.250%, 08/15/2043	40	45
5.000%, 08/15/2045	1,337	1,505
3.875%, 08/15/2025	260	272
3.625%, 05/15/2024	69	72
3.550%, 08/15/2022	60	62
1.900%, 08/15/2017	63	63
Eli Lilly
3.950%, 05/15/2047	195	201
3.100%, 05/15/2027 (D)	435	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.350%, 05/15/2022	$215	$216
EMD Finance
2.400%, 03/19/2020 (F)	950	956
Forest Laboratories
5.000%, 12/15/2021 (F)	35	38
Gilead Sciences
5.650%, 12/01/2041	35	43
4.750%, 03/01/2046	320	351
4.500%, 02/01/2045	10	10
4.150%, 03/01/2047	260	261
3.700%, 04/01/2024	220	229
3.650%, 03/01/2026	150	154
3.250%, 09/01/2022	265	274
2.950%, 03/01/2027 (D)	550	534
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	174
Humana
7.200%, 06/15/2018	1,559	1,637
4.950%, 10/01/2044	10	11
4.800%, 03/15/2047	10	11
4.625%, 12/01/2042	40	43
3.950%, 03/15/2027	20	21
3.850%, 10/01/2024	680	707
3.150%, 12/01/2022	390	397
Johnson & Johnson
4.500%, 12/05/2043	250	289
3.700%, 03/01/2046	170	175
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,100	1,101
Medtronic
4.625%, 03/15/2045	60	68
4.375%, 03/15/2035	76	83
3.625%, 03/15/2024	590	621
3.500%, 03/15/2025	200	208
3.150%, 03/15/2022	65	67
Medtronic Global Holdings SCA
3.350%, 04/01/2027	190	194
Merck
2.750%, 02/10/2025	100	100
2.400%, 09/15/2022	29	29
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	709
Northwell Healthcare
3.979%, 11/01/2046	550	525
Perrigo Finance Unlimited
4.375%, 03/15/2026	300	309
3.900%, 12/15/2024	265	269
Pfizer
4.000%, 12/15/2036	630	666
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	500	479

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RWJ Barnabas Health
3.949%, 07/01/2046	$1,395	$1,373
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026 (D)	925	905
2.875%, 09/23/2023	785	778
1.900%, 09/23/2019	1,000	995
Stryker
4.625%, 03/15/2046	675	737
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	700	681
1.400%, 07/20/2018	750	748
Thermo Fisher Scientific
3.300%, 02/15/2022	465	480
UnitedHealth Group
4.625%, 07/15/2035	28	31
3.875%, 10/15/2020	180	190
3.750%, 07/15/2025	70	74
3.375%, 11/15/2021	75	78
3.350%, 07/15/2022	28	29
2.875%, 12/15/2021	655	669
2.875%, 03/15/2023	50	51
Wyeth LLC
5.950%, 04/01/2037	130	168
		48,239

Industrials — 1.7%
ABB Finance USA
4.375%, 05/08/2042	30	33
AerCap Ireland Capital
4.500%, 05/15/2021	370	393
Air Lease
3.625%, 04/01/2027 (D)	580	580
2.625%, 07/01/2022	915	907
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	761	811
Aviation Capital Group
6.750%, 04/06/2021 (F)	120	136
BAE Systems
4.750%, 10/11/2021 (F)	750	809
Boeing
4.875%, 02/15/2020	210	226
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	128
5.750%, 03/15/2018	950	979
5.400%, 06/01/2041	50	61
4.150%, 04/01/2045	165	172
3.450%, 09/15/2021	91	95
Canadian Pacific Railway
6.125%, 09/15/2115	44	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.750%, 08/20/2021	$405	$410
2.100%, 01/10/2020	550	554
Catholic Health Initiatives
4.350%, 11/01/2042	30	27
Cintas No. 2
3.700%, 04/01/2027	140	144
2.900%, 04/01/2022	170	173
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	102	109
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	153	169
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	604	664
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	130	144
CSX
3.950%, 05/01/2050	21	20
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	101	115
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	262	272
Eaton
7.625%, 04/01/2024	75	90
4.150%, 11/02/2042	110	113
2.750%, 11/02/2022	450	452
1.500%, 11/02/2017	60	60
FedEx
4.550%, 04/01/2046	585	614
4.400%, 01/15/2047	370	381
GE Capital International Funding
4.418%, 11/15/2035	1,405	1,529
2.342%, 11/15/2020	695	701
General Electric
4.500%, 03/11/2044	635	706
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	205	297
6.150%, 08/07/2037	254	334
6.000%, 08/07/2019	185	201
5.875%, 01/14/2038	209	271
5.625%, 09/15/2017	100	101
5.500%, 01/08/2020	180	196
5.300%, 02/11/2021	109	121
4.650%, 10/17/2021	140	154
4.625%, 01/07/2021	135	147

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 09/16/2020	$10	$11
2.200%, 01/09/2020	43	43
1.662%, 08/15/2036 (E)	850	772
Illinois Tool Works
2.650%, 11/15/2026	280	273
International Lease Finance
8.625%, 01/15/2022	170	209
Lockheed Martin
4.070%, 12/15/2042	91	93
3.550%, 01/15/2026	880	912
3.350%, 09/15/2021	575	598
Mexico City Airport Trust
5.500%, 10/31/2046 (F)	680	688
Northrop Grumman
3.850%, 04/15/2045	231	229
3.250%, 08/01/2023	1,620	1,676
3.200%, 02/01/2027 (D)	785	790
Penske Truck Leasing L.P.
3.400%, 11/15/2026 (F)	680	668
3.375%, 02/01/2022 (D)(F)	431	442
Republic Services
3.800%, 05/15/2018	1,000	1,018
Siemens Financieringsmaatschappij (F)
2.900%, 05/27/2022	1,050	1,071
2.350%, 10/15/2026	555	524
2.200%, 03/16/2020	790	796
Union Pacific
3.000%, 04/15/2027	635	637
United Technologies
8.875%, 11/15/2019	110	128
4.150%, 05/15/2045	59	61
3.750%, 11/01/2046	685	671
1.950%, 11/01/2021	85	84
1.778%, 05/04/2018 (G)	850	851
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	123	125
Valmont Industries
5.250%, 10/01/2054	335	322
Wabtec
3.450%, 11/15/2026 (F)	525	518
Waste Management
4.600%, 03/01/2021	90	97
3.500%, 05/15/2024	90	94
		29,085

Information Technology — 1.7%
Analog Devices
3.500%, 12/05/2026	405	408
3.125%, 12/05/2023	540	546
2.500%, 12/05/2021	495	495
Apple
4.650%, 02/23/2046	270	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 05/13/2045	$385	$416
4.250%, 02/09/2047 (D)	45	48
3.850%, 05/04/2043	740	740
3.450%, 02/09/2045	31	29
3.350%, 02/09/2027	650	665
3.200%, 05/13/2025	64	65
3.200%, 05/11/2027	650	658
3.000%, 02/09/2024	875	888
2.850%, 05/06/2021	113	116
2.850%, 05/11/2024	980	985
2.700%, 05/13/2022	505	514
2.450%, 08/04/2026	730	698
2.300%, 05/11/2022	2,210	2,206
2.150%, 02/09/2022	82	81
1.800%, 05/11/2020 (D)	2,205	2,204
1.422%, 05/03/2018 (E)	69	69
Cisco Systems
1.850%, 09/20/2021	1,920	1,896
1.400%, 09/20/2019	1,375	1,366
Diamond 1 Finance (F)
6.020%, 06/15/2026	700	771
4.420%, 06/15/2021	640	675
3.480%, 06/01/2019	500	511
Fidelity National Information Services
3.625%, 10/15/2020	555	581
2.850%, 10/15/2018	690	698
2.250%, 08/15/2021	395	391
Harris
5.054%, 04/27/2045	80	90
4.854%, 04/27/2035	80	87
Hewlett Packard Enterprise
6.350%, 10/15/2045	590	623
4.900%, 10/15/2025	225	236
Intel
3.700%, 07/29/2025	83	87
3.300%, 10/01/2021	35	37
3.100%, 07/29/2022	35	36
Mastercard
3.375%, 04/01/2024	250	261
Microsoft
4.750%, 11/03/2055	43	49
4.500%, 02/06/2057	220	242
4.250%, 02/06/2047	215	233
4.100%, 02/06/2037	746	804
4.000%, 02/12/2055	24	24
3.950%, 08/08/2056	140	140
3.750%, 02/12/2045	330	328
3.700%, 08/08/2046	660	653
3.625%, 12/15/2023	89	94
3.500%, 02/12/2035	452	456
3.450%, 08/08/2036	235	235
3.300%, 02/06/2027	550	567

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 02/06/2024	$1,140	$1,159
2.700%, 02/12/2025	90	89
2.400%, 02/06/2022	885	893
2.400%, 08/08/2026	480	462
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20
2.000%, 08/08/2023	595	580
Oracle
3.900%, 05/15/2035	1,375	1,417
2.400%, 09/15/2023	255	252
1.200%, 10/15/2017	250	250
QUALCOMM
1.850%, 05/20/2019	645	647
TSMC Global
1.625%, 04/03/2018 (F)	460	459
		30,553

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (F)	265	257
Amcor Finance USA
3.625%, 04/28/2026 (F)	1,375	1,375
Barrick
5.250%, 04/01/2042	10	11
Barrick Gold
4.100%, 05/01/2023	38	41
Barrick North America Finance
5.750%, 05/01/2043	170	206
5.700%, 05/30/2041	565	669
BHP Billiton Finance USA
6.750%, 10/19/2075 (E)(F)	210	240
5.000%, 09/30/2043 (D)	485	561
4.125%, 02/24/2042	40	41
2.875%, 02/24/2022	24	25
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	177
CF Industries (F)
4.500%, 12/01/2026	595	612
3.400%, 12/01/2021	480	485
Dow Chemical
5.250%, 11/15/2041	25	29
3.000%, 11/15/2022	1,320	1,345
Eastman Chemical
2.700%, 01/15/2020	805	816
EI du Pont de Nemours
2.200%, 05/01/2020	320	322
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (F)	370	375
Fibria Overseas Finance
5.500%, 01/17/2027 (D)	440	449
Freeport-McMoRan
4.000%, 11/14/2021	280	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Glencore Finance Canada
2.700%, 10/25/2017 (F)	$250	$250
Glencore Funding (F)
4.125%, 05/30/2023	200	205
4.000%, 03/27/2027	220	217
International Paper
5.150%, 05/15/2046	535	596
5.000%, 09/15/2035	215	235
OCP
4.500%, 10/22/2025 (F)	290	292
Potash Corp of Saskatchewan
4.000%, 12/15/2026	895	923
Sherwin-Williams
4.500%, 06/01/2047	360	377
3.450%, 06/01/2027	790	795
2.750%, 06/01/2022	1,140	1,140
Southern Copper
5.250%, 11/08/2042	500	497
Teck Resources
6.250%, 07/15/2041	5	5
Vale Overseas
6.875%, 11/21/2036	310	332
6.250%, 08/10/2026 (D)	375	405
5.875%, 06/10/2021 (D)	255	274
Vulcan Materials
4.500%, 06/15/2047 (D)	260	263
		15,116

Real Estate — 0.6%
Alexandria Real Estate Equities
3.950%, 01/15/2027	750	764
2.750%, 01/15/2020	591	595
Boston Properties
5.625%, 11/15/2020	450	494
DDR
4.625%, 07/15/2022	665	696
3.375%, 05/15/2023	605	586
Duke Realty
4.375%, 06/15/2022	50	53
Education Realty Operating Partnership
4.600%, 12/01/2024	505	513
ERP Operating
4.625%, 12/15/2021	64	69
HCP
4.250%, 11/15/2023	580	608
4.000%, 12/01/2022	450	471
3.400%, 02/01/2025	57	56
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	202
3.750%, 04/15/2023	400	407

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kimco Realty MTN
4.300%, 02/01/2018	$1,500	$1,512
Mid-America Apartments
4.300%, 10/15/2023	250	265
4.000%, 11/15/2025	280	290
3.750%, 06/15/2024	585	599
3.600%, 06/01/2027	370	369
Post Apartment Homes
4.750%, 10/15/2017	700	701
Realty Income
3.250%, 10/15/2022	70	71
Regency Centers
3.600%, 02/01/2027	238	236
Simon Property Group
4.375%, 03/01/2021	38	41
Tanger Properties
3.875%, 12/01/2023	315	321
3.750%, 12/01/2024	295	296
Ventas Realty LP
4.125%, 01/15/2026	29	30
Welltower
6.125%, 04/15/2020	525	576
4.500%, 01/15/2024	102	109
		10,958

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	540	547
AT&T
6.000%, 08/15/2040	925	1,044
5.800%, 02/15/2019	210	223
5.500%, 02/01/2018	100	102
5.450%, 03/01/2047	560	603
5.250%, 03/01/2037	1,635	1,742
5.150%, 03/15/2042	25	25
4.800%, 06/15/2044	240	238
4.750%, 05/15/2046	845	829
4.500%, 03/09/2048	345	323
4.450%, 04/01/2024	645	679
4.350%, 06/15/2045	735	682
4.250%, 03/01/2027	200	207
4.125%, 02/17/2026	500	513
3.950%, 01/15/2025	835	851
3.875%, 08/15/2021	70	73
3.800%, 03/15/2022	400	414
3.400%, 05/15/2025	2,689	2,643
3.000%, 06/30/2022	180	180
Bharti Airtel
4.375%, 06/10/2025 (F)	200	200
British Telecommunications
5.950%, 01/15/2018	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nippon Telegraph & Telephone
1.400%, 07/18/2017	$65	$65
Sprint Spectrum
3.360%, 09/20/2021 (F)	1,740	1,755
Telefonica Emisiones
5.462%, 02/16/2021	23	25
5.134%, 04/27/2020	362	391
Telefonica Emisiones SAU
5.213%, 03/08/2047	345	373
Verizon Communications
5.500%, 03/16/2047	130	142
5.250%, 03/16/2037	890	957
5.150%, 09/15/2023	780	866
5.050%, 03/15/2034	92	97
4.862%, 08/21/2046	500	500
4.522%, 09/15/2048	1,130	1,069
4.400%, 11/01/2034	1,777	1,761
4.272%, 01/15/2036	520	502
4.125%, 03/16/2027	935	966
4.125%, 08/15/2046	1,120	997
3.850%, 11/01/2042	540	471
2.946%, 03/15/2022 (F)	455	458
2.625%, 08/15/2026	90	83
2.450%, 11/01/2022	90	88
Vodafone Group PLC
2.950%, 02/19/2023	540	543
		24,431

Utilities — 2.1%
AEP Texas Central
6.650%, 02/15/2033	500	634
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	254	256
Alabama Power
2.450%, 03/30/2022	575	577
American Electric Power
1.650%, 12/15/2017	423	423
Appalachian Power
3.300%, 06/01/2027	365	370
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	164
Boston Gas
4.487%, 02/15/2042 (F)	35	37
Carolina Power & Light
5.300%, 01/15/2019	175	185
3.000%, 09/15/2021	194	199
2.800%, 05/15/2022	25	25
Cleco Power
6.000%, 12/01/2040	700	851

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
4.450%, 03/15/2044	$690	$756
Dominion Resources
2.500%, 12/01/2019	385	388
2.000%, 08/15/2021	335	329
1.600%, 08/15/2019	455	451
DTE Energy
1.500%, 10/01/2019	395	389
Duke Energy
3.550%, 09/15/2021	76	79
1.800%, 09/01/2021	515	503
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	30
3.875%, 03/15/2046	240	245
3.750%, 06/01/2045	680	676
2.500%, 03/15/2023	475	476
Duke Energy Florida
3.850%, 11/15/2042	215	215
3.400%, 10/01/2046	225	209
3.200%, 01/15/2027	445	451
Duke Energy Indiana
4.200%, 03/15/2042	30	31
3.750%, 07/15/2020	52	54
Duke Energy Progress
4.100%, 05/15/2042	425	444
Duquesne Light Holdings
6.400%, 09/15/2020 (F)	500	557
Electricite de France
6.000%, 01/22/2114 (F)	300	330
Emera US Finance
2.700%, 06/15/2021	1,102	1,102
Enel Finance International (F)
3.625%, 05/25/2027	865	857
2.875%, 05/25/2022	1,140	1,141
Entergy
5.125%, 09/15/2020	400	431
Exelon
3.950%, 06/15/2025	375	388
FirstEnergy
4.250%, 03/15/2023	340	358
3.900%, 07/15/2027	300	301
2.850%, 07/15/2022 (D)	192	192
2.750%, 03/15/2018	70	70
FirstEnergy, Ser C
7.375%, 11/15/2031	480	632
Georgia Power
4.300%, 03/15/2042	115	118
Great Plains Energy
4.850%, 04/01/2047	230	237
3.900%, 04/01/2027	635	642
3.150%, 04/01/2022	510	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indiana Michigan Power
4.550%, 03/15/2046	$565	$618
ITC Holdings
3.650%, 06/15/2024	633	644
Jersey Central Power & Light
7.350%, 02/01/2019	100	108
4.700%, 04/01/2024 (F)	700	759
Kansas City Power & Light
5.300%, 10/01/2041	100	117
KeySpan Gas East (F)
5.819%, 04/01/2041	400	501
2.742%, 08/15/2026	350	338
Metropolitan Edison
3.500%, 03/15/2023 (F)	350	356
MidAmerican Energy
4.800%, 09/15/2043	320	366
4.250%, 05/01/2046	535	573
MidAmerican Energy Holdings
6.500%, 09/15/2037	850	1,141
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	502
NiSource Finance
5.800%, 02/01/2042	149	179
Oklahoma Gas & Electric
4.150%, 04/01/2047	475	495
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	486
5.250%, 09/30/2040	250	300
Pacific Gas & Electric
8.250%, 10/15/2018	180	194
6.050%, 03/01/2034	530	684
5.800%, 03/01/2037	70	89
5.625%, 11/30/2017	525	534
5.400%, 01/15/2040	42	52
4.500%, 12/15/2041	48	52
4.450%, 04/15/2042	390	426
3.250%, 09/15/2021	12	12
PECO Energy
4.150%, 10/01/2044	930	970
3.150%, 10/15/2025	600	608
Pennsylvania Electric
5.200%, 04/01/2020	200	211
PPL Electric Utilities
4.150%, 10/01/2045	400	425
Progress Energy
3.150%, 04/01/2022	280	286
Public Service of New Hampshire
3.500%, 11/01/2023	205	214
Sierra Pacific Power
2.600%, 05/01/2026	530	512
Southern
4.400%, 07/01/2046 (D)	315	321

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.150%, 09/01/2019	$855	$855
Southern California Edison
4.050%, 03/15/2042	5	5
3.500%, 10/01/2023	205	214
Southern Gas Capital
2.450%, 10/01/2023	345	335
Southwestern Electric Power
5.875%, 03/01/2018	345	354
3.900%, 04/01/2045	160	157
State Grid Overseas Investment 2016 MTN (F)
3.500%, 05/04/2027	480	479
2.750%, 05/04/2022	695	692
Texas-New Mexico Power
9.500%, 04/01/2019 (F)	1,100	1,236
Virginia Electric & Power
4.650%, 08/15/2043	630	711
2.950%, 01/15/2022	330	337
2.950%, 11/15/2026	335	331
Westar Energy
3.100%, 04/01/2027	565	564
		36,723
Total Corporate Obligations
(Cost $457,978) ($ Thousands)		466,927

ASSET-BACKED SECURITIES — 10.2%

Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	273	273
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	32	32
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	19	19
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	248	248
Ally Auto Receivables Trust, Ser 2017-1, Cl A4
1.990%, 11/15/2021	244	245
Ally Auto Receivables Trust, Ser 2017-2, Cl A4
2.100%, 03/15/2022	471	472
Ally Auto Receivables Trust, Ser 2017-3, Cl A4
2.010%, 03/15/2022	259	259
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	495	495
Ally Master Owner Trust, Ser 2017-1, Cl A
1.559%, 02/15/2021 (E)	372	373
Ally Master Owner Trust, Ser 2017-2, Cl A
1.554%, 06/15/2021 (E)	547	547
Ally Master Owner Trust, Ser 2017-3, Cl A1
1.644%, 06/15/2022 (E)	579	579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust, Ser 2017-3, Cl A2
2.040%, 06/15/2022	$876	$873
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	578	575
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (F)	1,698	1,694
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (F)	999	998
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (F)	32	32
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	284
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (F)	605	608
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	544	545
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	970	976
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	507	506
California Republic Auto Receivables Trust, Ser 2017-1, Cl A2
1.550%, 11/15/2019	550	549
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	550	549
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	252	252
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A2
1.390%, 09/20/2018	49	49
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A3
1.730%, 09/20/2019	343	343
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A4
1.970%, 01/21/2020	509	511
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	383	384
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A2
1.620%, 03/20/2019	230	230

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A4
2.010%, 07/20/2020	$201	$202
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	127	127
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	261
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/22/2019	81	81
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A3
1.460%, 06/22/2020	430	429
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	174	174
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A3
1.540%, 08/20/2020	260	260
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	218	217
Enterprise Fleet Financing, Ser 2017-2, Cl A3
2.200%, 01/20/2023 (F)	694	694
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (F)	295	295
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (F)	610	616
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (F)	675	678
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	385	385
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A3
1.670%, 01/15/2020	614	614
Ford Credit Floorplan Master Owner Trust,
Ser 2014-4, Cl A1
1.400%, 08/15/2019	2,755	2,755
Ford Credit Floorplan Master Owner Trust,
Ser 2017-1, Cl A1
2.070%, 05/15/2022	1,110	1,109
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (F)	1,610	1,600
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (F)	1,158	1,152
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (F)	625	623
Hertz Vehicle Financing, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (F)	237	234
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (F)	573	568

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (F)	$254	$252
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (F)	518	508
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 07/15/2017	54	54
Honda Auto Receivables Owner Trust, Ser 2015-1, Cl A4
1.320%, 11/16/2020	428	427
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	88	88
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	16	16
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	350	349
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A4
2.090%, 04/17/2023	329	330
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,925	1,927
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	117	117
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	196	195
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	166	166
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A2
1.390%, 11/15/2019 (F)	342	342
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A3
1.710%, 04/15/2021 (F)	201	200
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (F)	150	149
TCF Auto Receivables Owner Trust, Ser 2016-PT1A, Cl A
1.930%, 06/15/2022 (F)	996	995
World Omni Auto Receivables Trust, Ser 2016- B, Cl A3
1.300%, 02/15/2022	497	493
World Omni Auto Receivables Trust, Ser 2017- A, Cl A3
1.930%, 09/15/2022	830	832

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2017-A, Cl A4
2.240%, 06/15/2023	$327	$327

		34,341

Credit Cards — 1.1%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	1,279	1,284
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	745	745
BA Credit Card Trust, Ser 2014-A3, Cl A
1.279%, 01/15/2020 (E)	585	585
BA Credit Card Trust, Ser 2015-A1, Cl A
1.319%, 06/15/2020 (E)	465	466
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	265	267
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	4,835	4,836
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	52	52
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	408	409
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	295	295
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019	1,015	1,015
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	100	100
Citibank Credit Card Issuance Trust, Ser 2007-A8, Cl A8
5.650%, 09/20/2019	685	691
Citibank Credit Card Issuance Trust, Ser 2013-A4
1.636%, 07/24/2020	1,100	1,104
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
1.816%, 12/15/2026 (E)	1,115	1,119
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	446	446
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	351	355
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	596	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	$586	$587
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	109	108
Synchrony Credit Card Master Note Trust, Ser 2017-1, Cl A
0.320%, 06/15/2023	893	890
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	488	488
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	87	87
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,113	1,100
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	769	767
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	538	535
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	844	843

		19,775

Mortgage Related Securities — 0.6%
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
1.436%, 12/25/2035 (E)	1,251	1,243
Aegis Asset-Backed Securities Trust, Ser 2003- 3, Cl M1
2.074%, 01/25/2034 (E)	505	467
Aegis Asset-Backed Securities Trust, Ser 2005- 5, Cl 2A
1.466%, 12/25/2035 (E)	1,481	1,466
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
1.784%, 09/25/2033 (E)	133	129
Argent Securities, Ser 2003-W5, Cl M1
2.074%, 10/25/2033 (E)	263	264
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.999%, 12/25/2034 (E)	429	417
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.424%, 08/25/2043 (E)	69	69

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	$370	$381
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
2.210%, 11/20/2036 (E)	52	52
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
1.891%, 12/25/2034 (E)	776	758
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.744%, 10/25/2033 (E)(F)	147	142
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.514%, 07/25/2035 (E)	1,126	1,124
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (E)(F)	2,148	2,227
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.866%, 03/25/2035 (E)	107	107
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.464%, 11/25/2035 (E)	1,189	1,179
RAMP Trust, Ser 2005-EFC4, Cl M3
1.696%, 09/25/2035 (E)	790	776
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	12	12

		10,813

Other Asset-Backed Securities — 6.5%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.824%, 12/27/2022 (E)(F)	20	20
Airspeed, Ser 2007-1A, Cl G2
1.439%, 06/15/2032 (E)(F)	349	288
Ballyrock CLO, Ser 2014-1A, Cl A1R
2.306%, 10/20/2026 (E)(F)	150	150
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.389%, 02/25/2035 (E)	850	865
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.156%, 10/27/2036 (E)	400	401
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.454%, 02/25/2031 (E)(F)	106	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.922%, 10/15/2021 (E)(F)	$100	$70
CCG Receivables Trust, Ser 2017-1, Cl A2
3.125%, 06/12/2027 (F)	355	354
Cent 18, Ser 2013-18A, Cl A
2.273%, 07/23/2025 (E)(F)	500	500
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.120%, 11/25/2034	79	82
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.409%, 02/15/2030 (E)(F)	320	321
CIT Education Loan Trust, Ser 2007-1, Cl A
1.243%, 03/25/2042 (E)(F)	471	442
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
1.716%, 10/25/2034 (E)	614	602
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.564%, 12/25/2034 (E)	458	443
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.098%, 04/25/2047	464	455
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.129%, 07/15/2036 (E)	744	700
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
1.179%, 11/15/2035 (E)	324	302
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (F)	212	213
Eaton Vance CLO, Ser 2014-1A, Cl AR
2.232%, 07/15/2026 (E)(F)	575	575
Educational Funding of the South, Ser 2011-1, Cl A2
1.806%, 04/25/2035 (E)	268	267
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.759%, 10/25/2035 (E)	1,369	1,369
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
2.024%, 08/25/2034 (E)	748	727
Flatiron CLO, Ser 2014-1A, Cl A1R
2.018%, 07/17/2026 (E)(F)	500	501
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (F)	298	290
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.334%, 01/25/2036 (E)	1,947	1,937
Higher Education Funding, Ser 2014-1, Cl A
2.102%, 05/25/2034 (E)(F)	455	453

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (F)	$262	$264
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (F)	247	251
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (F)	351	333
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (F)	174	167
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
1.891%, 06/25/2035 (E)	152	152
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	113	115
Magnetite XII, Ser 2016-12A, Cl AR
2.353%, 04/15/2027 (E)(F)	600	603
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	673	699
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (F)	179	181
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.759%, 10/15/2031 (E)(F)	684	697
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.689%, 09/16/2024 (E)(F)	338	338
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.189%, 12/15/2028 (E)(F)	275	278
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (F)	239	242
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (F)	1,540	1,598
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.139%, 12/15/2045 (E)(F)	454	471
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.726%, 06/25/2031 (E)	1,580	1,569
Navient Student Loan Trust, Ser 2014-2, Cl A
1.856%, 03/25/2083 (E)	774	762
Navient Student Loan Trust, Ser 2014-3, Cl A
1.644%, 03/25/2083 (E)	783	771
Navient Student Loan Trust, Ser 2014-4, Cl A
1.836%, 03/25/2083 (E)	445	438
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.916%, 02/25/2070 (E)(F)	3,151	3,113
Navient Student Loan Trust, Ser 2016-2, Cl A3
2.716%, 06/25/2065 (E)(F)	1,270	1,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.466%, 06/25/2065 (E)(F)	$362	$368
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.366%, 03/25/2066 (E)(F)	706	714
Navient Student Loan Trust, Ser 2017-1A, Cl A2
1.966%, 07/25/2017 (E)(F)	700	706
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.366%, 07/26/2066 (E)(F)	2,557	2,557
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.074%, 12/27/2066 (E)(F)	1,774	1,784
Navient Student Loan Trust, Ser 2017-3A, Cl A2
1.661%, 07/26/2066 (E)(F)	286	287
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.111%, 07/26/2066	2,476	2,502
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.336%, 10/27/2036 (E)	372	364
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.316%, 01/25/2037 (E)	303	299
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.266%, 10/25/2033 (E)	696	682
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.256%, 03/23/2037 (E)	361	352
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.276%, 12/24/2035 (E)	1,422	1,395
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.336%, 03/22/2032 (E)	272	262
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.158%, 04/25/2031 (E)	1,476	1,478
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
1.503%, 03/25/2026 (E)(F)	106	105
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.702%, 11/25/2024 (E)	559	572
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.824%, 04/25/2046 (E)(F)	86	87
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.874%, 02/25/2043 (E)(F)	528	530
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
1.816%, 06/25/2041 (E)(F)	1,238	1,235
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.874%, 07/27/2037 (E)(F)	950	905
Nelnet Student Loan Trust, Ser 2014-4A, Cl A1
1.762%, 11/27/2039 (E)(F)	637	639
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.974%, 11/25/2048 (E)(F)	500	489
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.816%, 09/25/2047 (E)(F)	773	766
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.016%, 09/25/2065 (E)(F)	1,078	1,089
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.838%, 07/25/2025 (E)	278	279

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ownit Mortgage Loan Trust, Ser 2005-3, Cl A3
2.216%, 06/25/2036 (E)	$681	$683
People's Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
1.909%, 06/25/2034 (E)	650	604
RAMP Trust, Ser 2005-EFC5, Cl M1
1.424%, 10/25/2035 (E)	120	119
RAMP Trust, Ser 2006-RZ1, Cl A3
1.324%, 03/25/2036 (E)	8	8
RAMP Trust, Ser 2006-RZ1, Cl M1
1.424%, 03/25/2036 (E)	1,700	1,684
Rosslyn Portfolio Trust, Ser 2017-R17
2.109%, 06/15/2033	330	330
Scholar Funding Trust, Ser 2011-A, Cl A
1.939%, 10/28/2043 (E)(F)	217	215
SLC Student Loan Trust, Ser 2005-3, Cl A4
1.396%, 12/15/2039 (E)	1,240	1,150
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.242%, 05/15/2029 (E)	1,569	1,544
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.881%, 12/15/2032 (E)(F)	529	516
SLM Student Loan Trust, Ser 2003-10A, Cl A3
1.716%, 12/15/2027 (E)(F)	1,439	1,437
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.788%, 10/25/2029 (E)(F)	1,196	1,187
SLM Student Loan Trust, Ser 2004-8, Cl B
1.498%, 01/25/2040 (E)	99	92
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 01/25/2027 (E)	1,020	1,015
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.238%, 07/27/2026 (E)	53	53
SLM Student Loan Trust, Ser 2005--8, Cl A4
1.706%, 01/25/2028 (E)	1,136	1,143
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.208%, 01/25/2041 (E)	540	518
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.138%, 01/25/2021 (E)	1,031	1,018
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.198%, 01/25/2041 (E)	540	503
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.098%, 07/25/2022 (E)	618	598
SLM Student Loan Trust, Ser 2007-2, Cl B
1.208%, 07/25/2025 (E)	344	297
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.418%, 10/25/2024 (E)	1,239	1,236
SLM Student Loan Trust, Ser 2007-6, Cl B
1.888%, 04/27/2043 (E)	117	111
SLM Student Loan Trust, Ser 2007-7, Cl B
1.788%, 10/25/2028 (E)	250	227
SLM Student Loan Trust, Ser 2008-2, Cl B
2.238%, 01/25/2083 (E)	160	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-3, Cl B
2.238%, 04/26/2083 (E)	$160	$149
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.806%, 07/25/2022 (E)	1,120	1,148
SLM Student Loan Trust, Ser 2008-4, Cl B
2.888%, 04/25/2029 (E)	160	155
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.856%, 07/25/2023 (E)	754	774
SLM Student Loan Trust, Ser 2008-5, Cl B
2.888%, 07/25/2073 (E)	160	156
SLM Student Loan Trust, Ser 2008-6, Cl B
2.888%, 07/26/2083 (E)	160	157
SLM Student Loan Trust, Ser 2008-7, Cl B
2.888%, 07/26/2083 (E)	160	159
SLM Student Loan Trust, Ser 2008-8, Cl B
3.288%, 10/25/2075 (E)	160	156
SLM Student Loan Trust, Ser 2008-9, Cl A
2.538%, 04/25/2023 (E)	627	641
SLM Student Loan Trust, Ser 2008-9, Cl B
3.288%, 10/25/2083 (E)	160	162
SLM Student Loan Trust, Ser 2009-3, Cl A
1.966%, 01/25/2045 (E)(F)	832	824
SLM Student Loan Trust, Ser 2010-1, Cl A
1.616%, 03/25/2025 (E)	187	184
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.166%, 09/25/2028 (E)	2,367	2,390
SLM Student Loan Trust, Ser 2012-2, Cl A
1.916%, 01/25/2029 (E)	736	737
SLM Student Loan Trust, Ser 2012-3, Cl A
1.866%, 12/26/2025 (E)	560	562
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.966%, 05/26/2026 (E)	203	202
SLM Student Loan Trust, Ser 2012-6, Cl B
2.216%, 04/27/2043 (E)	249	227
SLM Student Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (F)	185	186
SLM Student Loan Trust, Ser 2013-1, Cl B
3.016%, 11/25/2043 (E)	180	179
SLM Student Loan Trust, Ser 2013-4, Cl A
1.766%, 06/25/2027 (E)	245	245
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.866%, 06/25/2055 (E)	1,284	1,290
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (F)	144	143
SLM Student Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (F)	417	418
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.259%, 06/17/2030 (E)(F)	118	119
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (F)	270	273
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (F)	279	273

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.806%, 03/25/2055 (E)	$2,309	$2,312
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (F)	421	424
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (F)	593	596
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.989%, 06/15/2027 (E)(F)	634	630
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.859%, 02/15/2023 (E)(F)	45	45
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (F)	450	458
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.189%, 07/15/2027 (E)(F)	2,634	2,656
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (F)	585	592
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.389%, 07/15/2027 (E)(F)	438	446
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (F)	1,072	1,075
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.659%, 05/15/2031 (E)(F)	1,927	1,982
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (F)	1,356	1,346
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.609%, 02/17/2032 (E)(F)	1,740	1,790
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (F)	2,608	2,569
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.089%, 09/15/2034 (E)(F)	2,176	2,212
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (F)	1,131	1,138
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
1.889%, 09/15/2034 (E)(F)	1,508	1,512
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (F)	859	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.974%, 01/25/2039 (E)(F)	$192	$194
SoFi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (F)	256	255
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.874%, 07/25/2039 (E)(F)	875	877
SoFi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (F)	330	329
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.724%, 03/26/2040 (E)(F)	454	456
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (F)	931	929
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (F)	404	400
Sofi Professional Loan Program, Ser 2017-B, Cl A1FX
1.830%, 05/25/2040 (F)	639	638
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (F)	882	887
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (F)	674	671
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.574%, 09/25/2034 (E)	495	482
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
1.921%, 07/25/2035 (E)	1,858	1,855
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.624%, 05/25/2035 (E)	228	228
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
1.646%, 11/25/2035 (E)	1,097	1,095
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (E)(F)	1,496	1,494
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	61	60
United States Small Business Administration, Ser 2017-20E, Cl 1
2.880%, 05/01/2037	270	271
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (F)	265	264

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (F)		$3,262	$3,262
VOLT XL LLC, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (F)		118	118
Voya CLO, Ser 2013-3A, Cl A1R
2.208%, 01/18/2026 (E)(F)		500	500
Voya CLO, Ser 2014-1A, Cl A1R
2.354%, 04/18/2026 (E)(F)		610	610

			114,087

Total Asset-Backed Securities (Cost $177,864) ($ Thousands)			179,016

SOVEREIGN DEBT — 2.5%
Chile Government International Bond
3.860%, 06/21/2047		320	321
Colombia Government International Bond
5.625%, 02/26/2044		690	754
5.000%, 06/15/2045		830	835
FMS Wertmanagement AoeR
1.000%, 11/21/2017		200	200
Indonesia Government International Bond MTN
4.350%, 01/08/2027 (F)		515	537
3.750%, 04/25/2022 (F)		740	760
3.700%, 01/08/2022 (F)		685	704
Israel Government International Bond
4.500%, 01/30/2043		315	339
Japan Bank for International Cooperation
2.500%, 06/01/2022		606	609
2.250%, 02/24/2020		2,062	2,071
1.875%, 04/20/2021		714	702
1.750%, 05/28/2020		712	704
1.500%, 07/21/2021		2,004	1,938
Japan Treasury Discount Bills(A)(H)
-0.100%, 09/25/2017	JPY	1,170,000	10,415
-0.133%, 08/21/2017		890,000	7,922
Kuwait International Government Bond
3.500%, 03/20/2027 (F)		$450	460
2.750%, 03/20/2022 (F)		930	933
Mexico Government International Bond MTN
6.050%, 01/11/2040		100	118
5.750%, 10/12/2110		687	713
5.550%, 01/21/2045		1,372	1,537
4.750%, 03/08/2044		1,670	1,672
4.350%, 01/15/2047		492	462
4.150%, 03/28/2027		1,055	1,092
4.000%, 10/02/2023		416	435
3.600%, 01/30/2025		520	526
Peruvian Government International Bond
6.550%, 03/14/2037		50	66
5.625%, 11/18/2050		574	695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Poland Government International Bond
5.000%, 03/23/2022	$100	$111
4.000%, 01/22/2024	1,757	1,879
Province of Ontario Canada
1.625%, 01/18/2019	905	905
Province of Quebec Canada
2.625%, 02/13/2023	620	630
Slovenia Government International Bond
5.850%, 05/10/2023 (F)	837	975
5.500%, 10/26/2022 (F)	600	685
5.250%, 02/18/2024 (F)	1,315	1,504

Total Sovereign Debt (Cost $43,831) ($ Thousands)		44,209

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
1.375%, 11/15/2019 (A)	1,370	1,366
FICO STRIPS
0.000%, 05/11/2018 (A)	460	454
FNMA
0.605%, 10/09/2019 (A)	9,735	9,339

Total U.S. Government Agency Obligations (Cost $11,117) ($ Thousands)		11,159

MUNICIPAL BONDS — 0.4%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	410	639
6.650%, 03/01/2022	250	293
California State, GO
6.200%, 03/01/2019	300	322
California State, Health Facilities Financing Authority, RB Callable 10/01/2026 @ 100
4.000%, 10/01/2047	700	718
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	560	849

		2,821

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,251

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	$505	$735

New York — 0.1%
New York and New Jersey, Port Authority, RB 4.458%, 10/01/2062	770	839
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	275	344
New York State, Dormitory Authority, RB 5.500%, 03/15/2030	400	475

		1,658

Ohio — 0.0%
Ohio State University, Ser A, RB 4.800%, 06/01/2111	226	232

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049 (D)	531	774

Total Municipal Bonds (Cost $6,958) ($ Thousands)		7,471

	Shares

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P.
1.080% **†(I)	63,134,958	63,118

Total Affiliated Partnership (Cost $63,135) ($ Thousands)		63,118

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	76,071,032	76,071

Total Cash Equivalent (Cost $76,071) ($ Thousands)		76,071

Total Investments — 114.5% (Cost $1,999,387) ($ Thousands) @		$2,010,327

	Contracts

PURCHASED OPTIONS * — 0.0%
August 2017, U.S. 10 Year Future Option Call,
Expires 07/22/2017,
Strike Price $126.50	71	11

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
August 2017, U.S. 10 Year Future Option Call,
Expires 07/22/2017,
Strike Price $127.50	12	$–
August 2017, U.S. 10 Year Future Option Call,
Expires 07/22/2017,
Strike Price $126.25	35	8
August 2017, U.S. 10 Year Future Option Call,
Expires 07/22/2017,
Strike Price $127.00	75	6
August 2017, U.S. 10 Year Future Option Put,
Expires 07/22/2017,
Strike Price $125.50	12	6
August 2017, U.S. 10 Year Future Option Put,
Expires 07/22/2017,
Strike Price $125.75	24	15
August 2017, U.S. 10 Year Future Option Put,
Expires 07/22/2017,
Strike Price $126.00	48	37
August 2017, U.S. 5 Year Future Option Call,
Expires 07/22/2017,
Strike Price $118.50	42	3
August 2017, U.S. Bond Future Option Call,
Expires 07/22/2017,
Strike Price $155.00	12	8
August 2017, U.S. Bond Future Option Call,
Expires 07/22/2017,
Strike Price $157.00	22	5
August 2017, U.S. Bond Future Option Call,
Expires 07/22/2017,
Strike Price $158.00	47	7
July 2017, U.S. Long Bond W1 Option Call,
Expires 07/22/2017,
Strike Price $118.50	23	–
June 2017, U.S. Long Bond W5 Option Call,
Expires 07/22/2017,
Strike Price $118.50	59	–
October 2017, U.S. 10 Year Future Option Put,
Expires 09/16/2017,
Strike Price $124.50	5	4
September 2017, Euro FX Future Option Put,
Expires 09/16/2017,
Strike Price $98.63	38	3
September 2017, U.S. 10 Year Future Option
Put, Expires 08/19/2017,
Strike Price $125.50	36	29
September 2017, U.S. 5 Year Future Option
Call, Expires 08/19/2017,
Strike Price $118.75	36	5

Total Purchased Options (Cost $254) ($ Thousands)		$147

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS * — 0.0%
August 2017, U.S. 10 Year Future Option Call,
Expires 07/22/2017
Strike Price $129.00	(58)	$(1)
August 2017, U.S. Bond Future Option Call,
Expires 07/22/2017
Strike Price $159.00	(12)	(1)
September 2017, U.S. 10 Year Future Option
Call, Expires 08/19/2017
Strike Price $129.00	(82)	(5)
September 2017, U.S. 10 Year Future Option
Call, Expires 08/19/2017
Strike Price $128.00	(70)	(10)
September 2017, U.S. Bond Future Option Call,
Expires 08/19/2017
Strike Price $161.00	(20)	(4)
September 2017, U.S. Bond Future Option Call,
Expires 08/19/2017
Strike Price $160.00	(35)	(8)
September 2017, U.S. Bond Future Option Call,
Expires 08/19/2017
Strike Price $159.00	(14)	(5)

Total Written Options (Premiums Received $92) ($ Thousands)		$(34)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	120	Dec-2017	$(26)
90-Day Euro$	(156)	Dec-2017	21
90-Day Euro$	(120)	Dec-2018	30
90-Day Euro$	120	Dec-2018	93
90-Day Euro$	(120)	Dec-2019	(113)
90-Day Euro$	(24)	Jun-2018	5
90-Day Euro$	(92)	Sep-2017	–
90-Day Euro$	(24)	Sep-2018	5
U.S. 2-Year Treasury Note	303	Oct-2017	$(89)
U.S. 5-Year Treasury Note	488	Oct-2017	(167)
U.S. 10-Year Treasury Note	1	Dec-2017	(88)
U.S. 10-Year Treasury Note	217	Sep-2017	(32)
U.S. Ultra 10-Year Treasury Note	(66)	Sep-2017	1
U.S. Long Treasury Bond	(271)	Sep-2017	(114)
U.S. Ultra Long Treasury Bond	(113)	Sep-2017	(280)

			$(754)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation ($ Thousands)
08/21/17-09/25/17	JPY	2,060,000	USD	18,578	$182

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Goldman Sachs	$(18,397)	$18,578	$182

A list of outstanding centrally cleared swap contracts held by the Fund at June 30, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Merrill Lynch	1.27%	3 Month	05/15/23	$33,024	$1,064
Citigroup	1.60%	3 Month USD - LIBOR	06/30/19	2,425	2

					$1,066

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

U.S. Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $1,755,732 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $61,443 ($ Thousands).
(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.
(F)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $168,971 ($ Thousands), representing 9.6% of the Net Assets of the Fund.
(G)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.
(H)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $63,117 ($ Thousands).

ABS – Asset-Backed Security

ACES – Alternative Credit Enhancement Structure

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FICO – Financing Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TBA – To Be Announced

USD – United States Dollar

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,999,387 ($ Thousands), and the unrealized appreciation and depreciation were $20,890 ($ Thousands) and $(9,950) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$632,547	$–	$632,547
Mortgage-Backed Securities	–	529,809	–	529,809
Corporate Obligations	–	466,927	–	466,927
Asset-Backed Securities	–	179,016	–	179,016
Sovereign Debt	–	44,209	–	44,209
U.S. Government Agency Obligations	–	11,159	–	11,159
Municipal Bonds	–	7,471	–	7,471
Affiliated Partnership	–	63,118	–	63,118
Cash Equivalent	76,071	–	–	76,071

Total Investments in Securities	$76,071	$1,934,256	$–	$2,010,327

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$147	$—	$—	$147
Written Options	(34)	—	—	(34)
Futures Contracts *

Unrealized Appreciation	155	—	—	155
Unrealized Depreciation	(909)	—	—	(909)
Forwards Contracts *

Unrealized Appreciation	—	182	—	182
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,066	—	1,066
Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$(641)	$1,248	$—	$607

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no Level 3 investments. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$629	$801,862	$(739,356)	$–	$(17)	$63,118	$–
SEI Daily Income Trust, Prime Obligation Fund, CI F	28,745	1,137,452	(1,090,126)	–	—	76,071	295

Totals	$32,271	$1,936,476	$(1,829,482)	$-	$(17)	$139,248	$295

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 74.8%

Consumer Discretionary — 18.5%
1011778 BC ULC
4.250%, 05/15/2024 (A)	$3,776	$3,752
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)	150	1
9.500%, 02/15/2004 (B)	25	–
7.875%, 01/15/2009 (B)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	2,130	2,135
Altice (A)
7.750%, 05/15/2022	4,407	4,677
7.625%, 02/15/2025	850	932
Altice Financing (A)
7.500%, 05/15/2026	4,922	5,463
6.625%, 02/15/2023	345	366
6.500%, 01/15/2022	300	314
Altice Finco
8.125%, 01/15/2024 (A)	610	663
Altice Finco MTN
7.625%, 02/15/2025 (A)	205	219
Altice US Finance
5.375%, 07/15/2023 (A)	1,946	2,025
AMC Entertainment Holdings
5.875%, 11/15/2026 (A)	921	961
5.750%, 06/15/2025	2,625	2,730
AMC Networks
5.000%, 04/01/2024	1,573	1,611
4.750%, 12/15/2022	2,210	2,280
American Axle & Manufacturing
6.625%, 10/15/2022	440	451
6.500%, 04/01/2027 (A)	660	642
6.250%, 04/01/2025 (A)	540	526
Apex Tool Group
7.000%, 02/01/2021 (A)	1,520	1,414
Aramark Services
4.750%, 06/01/2026	700	726
Ashtead Capital
6.500%, 07/15/2022 (A)	990	1,026
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,750	–
Belo
7.750%, 06/01/2027	1,675	1,859
Block Communications
6.875%, 02/15/2025 (A)	1,422	1,525
Bon-Ton Department Stores
8.000%, 06/15/2021	6,805	2,739
Boyd Gaming
6.375%, 04/01/2026	2,173	2,350
Brookfield Residential Properties
6.375%, 05/15/2025 (A)	458	474
Burger King Worldwide
6.000%, 04/01/2022 (A)	1,080	1,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment Operating
9.000%, 02/15/2020 (B)	$3,654	$4,709
8.500%, 02/15/2020 (B)	1,239	1,592
CBS Radio
7.250%, 11/01/2024 (A)	180	185
CCM Merger
6.000%, 03/15/2022 (A)	695	712
CCO Holdings
5.875%, 04/01/2024 (A)	1,500	1,601
5.750%, 02/15/2026 (A)	2,340	2,504
5.500%, 05/01/2026 (A)	3,670	3,895
5.375%, 05/01/2025 (A)	2,340	2,492
5.250%, 09/30/2022	250	258
5.125%, 05/01/2027 (A)	3,433	3,510
CEC Entertainment
8.000%, 02/15/2022	1,283	1,338
Cedar Fair
5.375%, 06/01/2024	1,174	1,227
Cengage Learning
9.500%, 06/15/2024 (A)	4,720	4,177
Century Communities
6.875%, 05/15/2022	2,840	2,982
Cequel Communications Holdings I (A)
7.750%, 07/15/2025	895	989
5.125%, 12/15/2021	620	631
Cinemark USA
4.875%, 06/01/2023	500	511
Claire’s Stores
9.000%, 03/15/2019 (A)	1,590	803
8.875%, 03/15/2019	406	41
Clear Channel Communications (Escrow Security)
12.000%, 08/01/2021 (B)	3,515	–
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,629	3,606
6.500%, 11/15/2022	3,325	3,410
ClubCorp Club Operations
8.250%, 12/15/2023 (A)	1,670	1,820
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	430	432
CSC Holdings
10.875%, 10/15/2025 (A)	5,479	6,595
10.125%, 01/15/2023 (A)	2,750	3,190
6.750%, 11/15/2021	1,250	1,385
6.625%, 10/15/2025 (A)	420	462
5.250%, 06/01/2024	2,249	2,294
Cumulus Media Holdings
7.750%, 05/01/2019	4,580	1,259
Dana
5.500%, 12/15/2024	470	488
Dana Financing Luxembourg
SARL 6.500%, 06/01/2026 (A)	145	154

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dana Holding
6.000%, 09/15/2023	$1,000	$1,042
Diamond Resorts International
10.750%, 09/01/2024 (A)	550	583
DISH DBS
7.750%, 07/01/2026	200	237
5.875%, 07/15/2022	1,366	1,469
5.875%, 11/15/2024	9,994	10,663
5.000%, 03/15/2023	3,240	3,321
ESH Hospitality
5.250%, 05/01/2025 (A)	3,760	3,896
EW Scripps
5.125%, 05/15/2025 (A)	735	757
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	417
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)	3,108	–
Gannett
5.500%, 09/15/2024 (A)	336	346
Goodyear Tire & Rubber
5.125%, 11/15/2023	425	445
Gray Television (A)
5.875%, 07/15/2026	1,065	1,086
5.125%, 10/15/2024	2,400	2,424
Group 1 Automotive
5.250%, 12/15/2023 (A)	775	783
Guitar Center (A)
9.625%, 04/15/2020	5,395	3,237
6.500%, 04/15/2019	1,300	1,129
Hanesbrands (A)
4.875%, 05/15/2026	155	157
4.625%, 05/15/2024	235	239
Harrah’s Operating
11.250%, 06/01/2017 (B)	521	657
Herc Rentals (A)
7.750%, 06/01/2024	706	745
7.500%, 06/01/2022	387	408
Hilton Domestic Operating
4.250%, 09/01/2024 (A)	2,278	2,309
Hilton Grand Vacations Borrower
6.125%, 12/01/2024 (A)	115	125
Hilton Worldwide Finance (A)
4.875%, 04/01/2027	115	120
4.625%, 04/01/2025	230	237
iHeartCommunications
10.625%, 03/15/2023	951	718
9.000%, 12/15/2019	359	282
9.000%, 03/01/2021	2,075	1,556
9.000%, 09/15/2022	2,173	1,608
iHeartCommunications PIK
14.000%, 02/01/2021	4,809	1,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (A)	$510	$518
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A)(E)	4,420	3,978
International Game Technology (A)
6.500%, 02/15/2025	625	686
6.250%, 02/15/2022	720	787
Interval Acquisition
5.625%, 04/15/2023	620	642
Jack Ohio Finance
6.750%, 11/15/2021 (A)	2,150	2,247
Jacobs Entertainment
7.875%, 02/01/2024 (A)	830	901
JC Penney
6.375%, 10/15/2036	505	363
5.875%, 07/01/2023 (A)	1,964	1,949
KFC Holding (A)
5.000%, 06/01/2024	795	829
4.750%, 06/01/2027	835	853
L Brands
6.950%, 03/01/2033	646	630
6.875%, 11/01/2035	945	912
6.750%, 07/01/2036	2,760	2,649
5.625%, 02/15/2022	1,000	1,070
Landry’s
6.750%, 10/15/2024 (A)	1,969	2,016
Laureate Education
8.250%, 05/01/2025 (A)	1,172	1,257
Lee Enterprises
9.500%, 03/15/2022 (A)	1,300	1,339
Liberty Media LLC
8.250%, 02/01/2030	2,205	2,370
Live Nation Entertainment
4.875%, 11/01/2024 (A)	1,590	1,614
M/I Homes
6.750%, 01/15/2021	1,235	1,294
McClatchy
9.000%, 12/15/2022	1,600	1,656
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	162	157
MGM Resorts International
7.750%, 03/15/2022	1,615	1,896
6.000%, 03/15/2023	3,488	3,845
4.625%, 09/01/2026	1,872	1,891
Midcontinent Communications
6.875%, 08/15/2023 (A)	1,893	2,040
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	–
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	2,424	2,521
Monitronics International
9.125%, 04/01/2020	6,061	5,773

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Neiman Marcus Group PIK
8.750%, 10/15/2021 (A)	$675	$324
Neiman Marcus Group
8.000%, 10/15/2021 (A)	365	202
Netflix
4.375%, 11/15/2026 (A)	967	965
Nexstar Broadcasting (A)
6.125%, 02/15/2022	380	398
5.625%, 08/01/2024	2,603	2,635
Nine West Holdings
8.250%, 03/15/2019 (A)	4,619	1,109
Penn National Gaming
5.625%, 01/15/2027 (A)	1,580	1,610
PetSmart (A)
8.875%, 06/01/2025	500	462
7.125%, 03/15/2023	1,645	1,464
5.875%, 06/01/2025	340	328
Pinnacle Entertainment
5.625%, 05/01/2024 (A)	950	988
PulteGroup
5.000%, 01/15/2027	987	1,013
Quebecor Media
5.750%, 01/15/2023	2,270	2,395
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B)(F)	1,725	2
0.000%, 03/15/2016 (B)	1,915	–
QVC
4.450%, 02/15/2025	595	587
Radiate Holdco
6.625%, 02/15/2025 (A)	3,674	3,674
Radio One (A)
9.250%, 02/15/2020	5,731	5,502
7.375%, 04/15/2022	3,022	3,128
Regal Entertainment Group
5.750%, 03/15/2022	340	355
5.750%, 06/15/2023	280	293
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	329	343
Sally Holdings
5.625%, 12/01/2025	1,315	1,346
Scientific Games International
7.000%, 01/01/2022 (A)	1,994	2,124
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	310	316
Service International
7.500%, 04/01/2027	1,295	1,554
ServiceMaster
5.125%, 11/15/2024 (A)	621	643
SFR Group (A)
7.375%, 05/01/2026	8,144	8,836
6.250%, 05/15/2024	1,991	2,103
6.000%, 05/15/2022	1,805	1,889

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	$2,190	$2,335
Sinclair Television Group
6.125%, 10/01/2022	795	826
5.625%, 08/01/2024 (A)	840	862
5.125%, 02/15/2027 (A)	3,489	3,375
Sirius XM Radio (A)
6.000%, 07/15/2024	748	795
5.375%, 04/15/2025	4,420	4,569
5.375%, 07/15/2026	2,475	2,562
4.625%, 05/15/2023	730	751
Six Flags Entertainment (A)
5.500%, 04/15/2027	625	644
4.875%, 07/31/2024	3,203	3,222
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	2,580	2,515
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	1,755	1,834
TEGNA
6.375%, 10/15/2023	250	264
Tempur Sealy International
5.625%, 10/15/2023	595	617
5.500%, 06/15/2026	455	463
Tenneco
5.000%, 07/15/2026	340	344
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	4,524	4,784
Time
5.750%, 04/15/2022 (A)	545	559
Townsquare Media
6.500%, 04/01/2023 (A)	535	538
Tribune Media
5.875%, 07/15/2022	3,140	3,289
UCI International
8.625%, 02/15/2019 (B)	1,165	58
Unitymedia GmbH
6.125%, 01/15/2025 (A)	795	853
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	1,100	1,152
Univision Communications
5.125%, 02/15/2025 (A)	4,901	4,858
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,630	1,705
Videotron (A)
5.375%, 06/15/2024	635	671
5.125%, 04/15/2027	1,415	1,454
Viking Cruises
6.250%, 05/15/2025 (A)	3,215	3,239
Virgin Media Finance
5.750%, 01/15/2025 (A)	397	412
Virgin Media Secured Finance (A)
5.500%, 01/15/2025	200	208

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 08/15/2026	$480	$503
5.250%, 01/15/2026	2,635	2,742
Vista Outdoor
5.875%, 10/01/2023	990	1,017
Wave Holdco PIK
8.250%, 07/15/2019 (A)	416	422
WMG Acquisition (A)
5.625%, 04/15/2022	58	60
4.875%, 11/01/2024	135	138
Wynn Las Vegas (A)
5.500%, 03/01/2025	2,090	2,198
5.250%, 05/15/2027	646	662
Yum! Brands
6.875%, 11/15/2037	1,915	2,068
5.350%, 11/01/2043	130	117
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	2,000	2,022
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	2,760	2,819

		304,059

Consumer Staples — 2.3%
Albertsons (A)
6.625%, 06/15/2024	1,115	1,107
5.750%, 03/15/2025	2,477	2,303
B&G Foods
5.250%, 04/01/2025	1,200	1,224
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	2,092	2,061
Central Garden & Pet
6.125%, 11/15/2023	495	527
Clearwater Seafoods
6.875%, 05/01/2025 (A)	880	926
Cott Holdings
5.500%, 04/01/2025 (A)	815	831
Energizer Holdings
5.500%, 06/15/2025 (A)	775	811
First Quality Finance
5.000%, 07/01/2025 (A)	1,150	1,173
High Ridge Brands
8.875%, 03/15/2025 (A)	205	204
HRG Group
7.875%, 07/15/2019	140	144
7.750%, 01/15/2022	2,062	2,165
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,905
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	2,000	2,073
New Albertsons
8.000%, 05/01/2031	4,480	4,435
7.750%, 06/15/2026	160	160
7.450%, 08/01/2029	1,605	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Post Holdings (A)
5.500%, 03/01/2025	$290	$299
5.000%, 08/15/2026	3,628	3,619
Rite Aid
7.700%, 02/15/2027	2,550	2,576
6.125%, 04/01/2023 (A)	4,292	4,214
Spectrum Brands
5.750%, 07/15/2025	926	993
SUPERVALU
6.750%, 06/01/2021	1,995	1,955
TreeHouse Foods
6.000%, 02/15/2024 (A)	530	565

		37,827

Energy — 9.8%
Alta Mesa Holdings
7.875%, 12/15/2024 (A)	1,810	1,824
American Greetings
7.875%, 02/15/2025 (A)	80	87
Antero Midstream Partners
5.375%, 09/15/2024 (A)	280	286
Antero Resources
5.625%, 06/01/2023	60	61
5.125%, 12/01/2022	655	656
Archrock Partners
6.000%, 04/01/2021	475	463
Atwood Oceanics
6.500%, 02/01/2020	967	962
Blue Racer Midstream
6.125%, 11/15/2022 (A)	5,365	5,405
Boardwalk Pipelines
5.950%, 06/01/2026	425	473
Calfrac Holdings
7.500%, 12/01/2020 (A)	3,293	2,832
California Resources
8.000%, 12/15/2022 (A)	3,250	2,056
Carrizo Oil & Gas
8.250%, 07/15/2025	1,201	1,228
7.500%, 09/15/2020	200	204
6.250%, 04/15/2023	320	308
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	1,733	1,848
5.125%, 06/30/2027 (A)	1,895	1,942
Chesapeake Energy (A)
8.000%, 12/15/2022	1,510	1,597
8.000%, 01/15/2025	2,937	2,908
8.000%, 06/15/2027	605	594
Cloud Peak Energy Resources
12.000%, 11/01/2021	745	767
Concho Resources
5.500%, 04/01/2023	870	894

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CONSOL Energy
5.875%, 04/15/2022	$3,343	$3,285
Continental Resources
5.000%, 09/15/2022	1,500	1,472
4.500%, 04/15/2023	3,970	3,791
Covey Park Energy
7.500%, 05/15/2025 (A)	170	170
Crestwood Midstream Partners
6.250%, 04/01/2023	365	370
5.750%, 04/01/2025 (A)	3,340	3,332
CSI Compressco
7.250%, 08/15/2022	195	179
DCP Midstream Operating
5.850%, 05/21/2043 (A)(G)	646	598
Delek Logistics Partners
6.750%, 05/15/2025 (A)	811	819
Denbury Resources
9.000%, 05/15/2021 (A)	603	574
5.500%, 05/01/2022	125	70
4.625%, 07/15/2023	1,329	705
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	1,211	1,253
Energy Transfer Equity
7.500%, 10/15/2020	229	256
5.875%, 01/15/2024	1,601	1,697
EnLink Midstream Partners
5.050%, 04/01/2045	1,558	1,446
4.400%, 04/01/2024	560	568
Ensco
8.000%, 01/31/2024	962	904
5.750%, 10/01/2044	2,430	1,592
EP Energy
9.375%, 05/01/2020	545	430
8.000%, 11/29/2024 (A)	545	543
8.000%, 02/15/2025 (A)	1,118	833
7.750%, 09/01/2022	210	124
Exterran Energy Solutions
8.125%, 05/01/2025 (A)	465	474
Extraction Oil & Gas
7.875%, 07/15/2021 (A)	2,235	2,296
FTS International
8.746%, 06/15/2020 (A)(G)	2,028	2,033
6.250%, 05/01/2022	4,551	3,686
Genesis Energy
6.750%, 08/01/2022	2,470	2,476
6.000%, 05/15/2023	1,733	1,699
Gulfport Energy
6.000%, 10/15/2024 (A)	830	807
Halcon Resources
6.750%, 02/15/2025 (A)	3,535	3,182
Hilcorp Energy I
5.750%, 10/01/2025 (A)	1,600	1,508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IronGate Energy Services
11.000%, 07/01/2018 (A)(B)	$400	$136
Jones Energy Holdings
9.250%, 03/15/2023	2,106	1,527
Jupiter Resources
8.500%, 10/01/2022 (A)	3,510	2,633
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	355	344
Laredo Petroleum
7.375%, 05/01/2022	2,132	2,153
5.625%, 01/15/2022	80	78
MEG Energy (A)
7.000%, 03/31/2024	3,630	2,823
6.500%, 01/15/2025	3,475	3,162
6.375%, 01/30/2023	1,925	1,487
Midstates Petroleum (Escrow Security)
10.750%, 10/15/2020 (B)	2,540	–
10.000%, 06/01/2020 (B)	720	–
9.250%, 06/01/2021 (B)	360	–
Murphy Oil
6.875%, 08/15/2024	420	439
Murray Energy
11.250%, 04/15/2021 (A)	1,839	1,388
Nabors Industries
5.500%, 01/15/2023 (A)	125	118
Newfield Exploration
5.750%, 01/30/2022	680	716
5.625%, 07/01/2024	905	943
5.375%, 01/01/2026	830	859
NGL Energy Partners (A)
7.500%, 11/01/2023	2,285	2,254
6.125%, 03/01/2025	1,208	1,105
Noble Holding International
7.750%, 01/15/2024	5,229	4,138
5.750%, 03/16/2018	1,210	1,217
Northern Oil & Gas
8.000%, 06/01/2020	933	649
Oasis Petroleum
6.875%, 03/15/2022	525	509
6.875%, 01/15/2023	830	803
6.500%, 11/01/2021	285	277
Parker Drilling
6.750%, 07/15/2022	3,400	2,610
Parsley Energy (A)
5.375%, 01/15/2025	1,734	1,747
5.250%, 08/15/2025	680	678
PBF Holding
7.000%, 11/15/2023	805	793
PDC Energy
7.750%, 10/15/2022	500	519
6.125%, 09/15/2024 (A)	246	249

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Peabody Energy (A)
6.375%, 03/31/2025	$971	$957
6.000%, 03/31/2022	901	894
Permian Resources
8.000%, 06/15/2020 (A)	1,411	1,439
Precision Drilling
7.750%, 12/15/2023 (A)	257	256
Pride International
7.875%, 08/15/2040	245	206
Range Resources
5.000%, 08/15/2022 (A)	65	64
5.000%, 03/15/2023 (A)	270	264
4.875%, 05/15/2025	340	323
Regency Energy Partners
5.500%, 04/15/2023	510	528
Rowan
7.375%, 06/15/2025	2,161	2,015
5.850%, 01/15/2044	2,404	1,785
RSP Permian
6.625%, 10/01/2022	250	260
5.250%, 01/15/2025 (A)	140	140
Sabine Pass Liquefaction
5.875%, 06/30/2026	140	156
5.750%, 05/15/2024	1,690	1,882
5.000%, 03/15/2027	350	373
Sanchez Energy
7.750%, 06/15/2021	65	59
6.125%, 01/15/2023	445	356
SemGroup
5.625%, 07/15/2022	4,100	3,946
SESI LLC
7.125%, 12/15/2021	3,950	3,762
Seventy Seven Energy
6.500%, 07/15/2022 (B)	305	–
Seventy Seven Operating
6.625%, 11/15/2019 (B)	1,869	–
SM Energy
6.500%, 11/15/2021	250	243
6.500%, 01/01/2023	180	171
6.125%, 11/15/2022	465	442
5.625%, 06/01/2025	295	266
5.000%, 01/15/2024	890	788
Southwestern Energy
6.700%, 01/23/2025	2,410	2,356
4.100%, 03/15/2022	355	331
Summit Midstream Holdings
5.750%, 04/15/2025	2,940	2,955
5.500%, 08/15/2022	1,548	1,546
Targa Resources Partners
6.750%, 03/15/2024	2,425	2,607
5.125%, 02/01/2025 (A)	160	165
4.250%, 11/15/2023	65	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tesoro Logistics
6.375%, 05/01/2024	$250	$271
6.250%, 10/15/2022	255	271
6.125%, 10/15/2021	285	296
5.875%, 10/01/2020	500	511
5.250%, 01/15/2025	205	215
Texas Energy (Escrow Security)
0.000%, 12/31/2034	167	17
Transocean
9.100%, 12/15/2041	775	690
9.000%, 07/15/2023 (A)	1,990	2,064
7.500%, 04/15/2031	1,619	1,295
5.800%, 10/15/2022	3,605	3,344
Tullow Oil (A)
6.250%, 04/15/2022	904	824
6.000%, 11/01/2020	471	447
Weatherford International
9.875%, 02/15/2024 (A)	95	99
8.250%, 06/15/2023	1,941	1,941
Whiting Petroleum
6.250%, 04/01/2023	3,609	3,311
5.750%, 03/15/2021	1,634	1,536
WildHorse Resource Development
6.875%, 02/01/2025 (A)	1,405	1,321
Williams
4.550%, 06/24/2024	802	824
Williams, Ser A
7.500%, 01/15/2031	176	209
WPX Energy
8.250%, 08/01/2023	800	868
7.500%, 08/01/2020	734	771
6.000%, 01/15/2022	235	233
5.250%, 09/15/2024	813	772

		160,649

Financials — 5.4%
Ally Financial
5.750%, 11/20/2025	2,620	2,758
5.125%, 09/30/2024	80	84
4.625%, 05/19/2022	835	869
4.625%, 03/30/2025	1,080	1,106
4.250%, 04/15/2021	390	404
4.125%, 03/30/2020	595	611
4.125%, 02/13/2022	95	97
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	2,596	2,460
Bank of America (G)
8.000%, 12/29/2049	1,670	1,716
6.500%, 12/31/2049	1,380	1,534
5.125%, 12/31/2049	1,917	1,958
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	2,041

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Care Capital Properties
5.125%, 08/15/2026	$2,861	$2,907
Citigroup (G)
5.950%, 12/29/2049	1,250	1,330
5.950%, 12/31/2049	50	53
5.875%, 12/29/2049	280	294
5.800%, 11/29/2049	280	292
City National Bank
9.000%, 08/12/2019	3,384	3,797
CNG Holdings
9.375%, 05/15/2020 (A)	1,330	1,177
Credit Acceptance
7.375%, 03/15/2023	1,780	1,851
6.125%, 02/15/2021	1,195	1,225
Credit Suisse Group
7.500%, 12/11/2048 (A)(G)	765	858
CTR Partnership
5.250%, 06/01/2025	2,110	2,173
FBM Finance
8.250%, 08/15/2021 (A)	707	757
HUB International
7.875%, 10/01/2021 (A)	3,710	3,868
Infinity Acquisition
7.250%, 08/01/2022 (A)	585	563
JPMorgan Chase (G)
7.900%, 04/29/2049	1,967	2,045
6.750%, 08/29/2049	1,485	1,687
6.000%, 12/29/2049	1,865	2,008
Lloyds Banking Group
7.500%, 12/01/2099 (G)	1,965	2,168
LPL Holdings
5.750%, 09/15/2025 (A)	3,287	3,419
Mattamy Group
6.500%, 11/15/2020 (A)	1,105	1,127
MGIC Investment
5.750%, 08/15/2023	1,320	1,422
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	2,760	3,008
4.500%, 09/01/2026	2,795	2,813
MSCI (A)
5.750%, 08/15/2025	566	613
5.250%, 11/15/2024	970	1,028
4.750%, 08/01/2026	955	982
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,669
Nationstar Mortgage
6.500%, 07/01/2021	1,525	1,559
Navient
7.250%, 09/25/2023	1,176	1,267
6.750%, 06/25/2025	850	876
6.625%, 07/26/2021	4,555	4,903
6.500%, 06/15/2022	420	445

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NSG Holdings
7.750%, 12/15/2025 (A)	$1,687	$1,814
Popular
7.000%, 07/01/2019	1,288	1,352
Royal Bank of Scotland Group PLC
8.000%, 12/29/2049 (G)	1,340	1,455
5.125%, 05/28/2024	780	819
Springleaf Finance
7.750%, 10/01/2021	2,900	3,244
6.125%, 05/15/2022	810	855
Starwood Property Trust
5.000%, 12/15/2021 (A)	1,275	1,326
Syniverse Foreign Holdings
9.125%, 01/15/2022 (A)	1,205	1,201
Walter Investment Management
4.500%, 11/01/2019	521	177
Wells Fargo
7.980%, 03/15/2018 (G)	950	987
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,250	2,166

		85,218

Health Care — 9.4%
21st Century Oncology
11.000%, 05/01/2023 (A)(B)	619	378
Acadia Healthcare
5.125%, 07/01/2022	1,600	1,652
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	745	706
Alere
6.500%, 06/15/2020	215	218
6.375%, 07/01/2023 (A)	325	349
Aurora Diagnostics Holdings
12.250%, 01/15/2020	4,835	4,327
BioScrip
8.875%, 02/15/2021	3,211	2,906
Centene
6.125%, 02/15/2024	660	713
4.750%, 05/15/2022	1,570	1,639
4.750%, 01/15/2025	4,075	4,187
CHS
8.000%, 11/15/2019	1,474	1,482
6.875%, 02/01/2022	1,455	1,271
6.250%, 03/31/2023	1,548	1,598
Concordia International
9.000%, 04/01/2022 (A)	227	172
DaVita
5.000%, 05/01/2025	3,325	3,333
DaVita HealthCare Partners
5.125%, 07/15/2024	2,465	2,502
DJO Finco
8.125%, 06/15/2021 (A)	4,321	4,019

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo
6.000%, 07/15/2023 (A)	$825	$693
5.875%, 10/15/2024 (A)	1,604	1,652
Envision Healthcare
6.250%, 12/01/2024 (A)	1,800	1,922
5.625%, 07/15/2022	2,075	2,150
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	800	840
Gates Global
6.000%, 07/15/2022 (A)	720	722
HCA
7.500%, 02/15/2022	1,920	2,210
5.875%, 05/01/2023	2,765	3,010
5.875%, 02/15/2026	3,115	3,364
5.375%, 02/01/2025	8,201	8,651
5.250%, 04/15/2025	4,108	4,416
5.250%, 06/15/2026	1,815	1,958
HealthSouth
5.750%, 11/01/2024	1,900	1,950
5.750%, 09/15/2025	877	923
Hill-Rom Holdings (A)
5.750%, 09/01/2023	2,360	2,484
5.000%, 02/15/2025	185	189
IASIS Healthcare
8.375%, 05/15/2019	790	794
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	678	736
Kindred Healthcare
8.750%, 01/15/2023	910	957
6.375%, 04/15/2022	3,975	3,915
Kinetic Concepts
7.875%, 02/15/2021 (A)	785	830
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	287
5.500%, 04/15/2025 (A)	2,102	1,839
4.750%, 04/15/2023	2,640	2,251
Molina Healthcare
5.375%, 11/15/2022	3,021	3,199
4.875%, 06/15/2025 (A)	1,102	1,110
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	1,028	1,096
Opal Acquisition
8.875%, 12/15/2021 (A)	1,996	1,806
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	4,010	3,830
Quintiles IMS (A)
5.000%, 10/15/2026	3,351	3,456
4.875%, 05/15/2023	1,980	2,027
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	2,156	2,312
Select Medical
6.375%, 06/01/2021	2,920	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sterigenics-Nordion Holdings
6.500%, 05/15/2023 (A)	$1,426	$1,469
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	408
Tenet Healthcare
8.125%, 04/01/2022	5,125	5,439
7.500%, 01/01/2022 (A)	1,080	1,172
6.750%, 02/01/2020	350	364
6.750%, 06/15/2023	6,136	6,136
6.000%, 10/01/2020	455	487
4.746%, 06/15/2020 (G)	545	550
4.625%, 07/15/2024 (A)	629	630
4.500%, 04/01/2021	260	264
THC Escrow III (A)
7.000%, 08/01/2025	640	638
5.125%, 05/01/2025	1,524	1,530
4.625%, 07/15/2024	1,291	1,294
Valeant Pharmaceuticals International (A)
7.500%, 07/15/2021	6,820	6,607
7.250%, 07/15/2022	1,033	971
7.000%, 10/01/2020	1,170	1,151
7.000%, 03/15/2024	2,799	2,942
6.750%, 08/15/2021	445	423
6.500%, 03/15/2022	3,869	4,058
6.125%, 04/15/2025	5,582	4,724
5.875%, 05/15/2023	2,360	2,024
5.500%, 03/01/2023	2,925	2,482
5.375%, 03/15/2020	2,975	2,874
WellCare Health Plans
5.250%, 04/01/2025	3,245	3,399

		154,067

Industrials — 8.0%
ACCO Brands
5.250%, 12/15/2024 (A)	270	280
Actuant
5.625%, 06/15/2022	3,000	3,097
ADT
4.125%, 06/15/2023	80	80
3.500%, 07/15/2022	695	672
AECOM
5.875%, 10/15/2024	295	321
5.750%, 10/15/2022	135	141
Aircastle
5.000%, 04/01/2023	525	560
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	1,465	1,370
Allegion
5.875%, 09/15/2023	125	134
5.750%, 10/01/2021	340	353
Allison Transmission
5.000%, 10/01/2024 (A)	2,238	2,294

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alpine Finance Merger Sub
6.875%, 08/01/2025 (A)	$215	$219
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	665	703
AMN Healthcare
5.125%, 10/01/2024 (A)	2,569	2,601
Arconic
5.900%, 02/01/2027	155	167
5.400%, 04/15/2021	943	990
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	735	733
5.500%, 04/01/2023	2,676	2,659
Beacon Roofing Supply
6.375%, 10/01/2023	515	554
BMC East
5.500%, 10/01/2024 (A)	1,495	1,562
Bombardier (A)
7.500%, 03/15/2025	845	877
6.000%, 10/15/2022	3,611	3,611
Builders FirstSource
5.625%, 09/01/2024 (A)	2,251	2,344
CDW
5.000%, 09/01/2025	760	788
Cenveo (A)
8.500%, 09/15/2022	4,265	2,559
6.000%, 08/01/2019	2,395	2,024
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	827	874
CEVA Group
7.000%, 03/01/2021 (A)	950	883
Cloud Crane
10.125%, 08/01/2024 (A)	432	474
CNH Industrial Capital
4.875%, 04/01/2021	480	510
4.375%, 04/05/2022	325	340
FGI Operating
7.875%, 05/01/2020	910	610
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	2,139	2,193
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,795	1,826
General Cable
5.750%, 10/01/2022	1,035	1,035
Global A&T Electronics
10.000%, 02/01/2019 (A)(B)	400	297
Great Lakes Dredge & Dock
8.000%, 05/15/2022 (A)	300	306
Grinding Media
7.375%, 12/15/2023 (A)	418	455
H&E Equipment Services
7.000%, 09/01/2022	685	712

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HD Supply
5.750%, 04/15/2024 (A)	$565	$600
Hertz
7.625%, 06/01/2022 (A)	2,708	2,701
6.250%, 10/15/2022	1,115	973
5.875%, 10/15/2020	1,082	1,047
5.500%, 10/15/2024 (A)	1,630	1,337
Hillman Group
6.375%, 07/15/2022 (A)	3,003	2,883
Icahn Enterprises
6.750%, 02/01/2024	2,613	2,724
6.250%, 02/01/2022	2,553	2,661
5.875%, 02/01/2022	1,499	1,535
James Hardie International Finance
5.875%, 02/15/2023 (A)	610	639
KAR Auction Services
5.125%, 06/01/2025 (A)	2,311	2,354
KLX
5.875%, 12/01/2022 (A)	850	893
Kratos Defense & Security Solutions
7.000%, 05/15/2019	591	601
LTF Merger
8.500%, 06/15/2023 (A)	3,061	3,291
Masonite International
5.625%, 03/15/2023 (A)	1,066	1,114
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	940	1,019
Nielsen Finance
5.000%, 04/15/2022 (A)	2,233	2,317
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	3,640	3,731
Novelis (A)
6.250%, 08/15/2024	230	242
5.875%, 09/30/2026	1,300	1,339
Oshkosh
5.375%, 03/01/2025	170	179
Park Aerospace Holdings (A)
5.500%, 02/15/2024	675	705
5.250%, 08/15/2022	1,195	1,249
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	7,750	8,422
RR Donnelley & Sons
7.625%, 06/15/2020	445	495
6.000%, 04/01/2024	3,255	3,170
RSI Home Products
6.500%, 03/15/2023 (A)	1,040	1,095
Sensata Technologies (A)
5.000%, 10/01/2025	1,614	1,688
4.875%, 10/15/2023	1,600	1,632
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	2,235	2,436

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SPX FLOW (A)
5.875%, 08/15/2026	$701	$724
5.625%, 08/15/2024	1,211	1,247
Standard Industries
6.000%, 10/15/2025 (A)	825	883
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)	3,300	3,655
Summit Materials
6.125%, 07/15/2023	2,090	2,189
5.125%, 06/01/2025 (A)	550	564
Team Health Holdings
6.375%, 02/01/2025 (A)	2,289	2,220
Terex
5.625%, 02/01/2025 (A)	425	437
TransDigm
6.500%, 07/15/2024	620	640
6.500%, 05/15/2025	1,450	1,476
6.375%, 06/15/2026	623	632
Triumph Group
4.875%, 04/01/2021	750	745
Tutor Perini
6.875%, 05/01/2025 (A)	2,460	2,589
United Rentals North America
6.125%, 06/15/2023	680	708
5.875%, 09/15/2026	1,355	1,443
5.750%, 11/15/2024	1,305	1,367
5.500%, 07/15/2025	1,245	1,304
USG
4.875%, 06/01/2027 (A)	1,390	1,430
Vertiv Group
9.250%, 10/15/2024 (A)	82	89
Welbilt
9.500%, 02/15/2024	240	278
West
5.375%, 07/15/2022 (A)	650	656
Xerium Technologies
9.500%, 08/15/2021	3,770	4,006
XPO Logistics (A)
6.500%, 06/15/2022	540	567
6.125%, 09/01/2023	800	833
Zekelman Industries
9.875%, 06/15/2023 (A)	2,427	2,727

		130,689

Information Technology — 6.2%
ACI Worldwide
6.375%, 08/15/2020 (A)	510	521
Aegis Merger
10.250%, 02/15/2023 (A)	1,078	1,197
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,058	1,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alliance Data Systems MTN
5.875%, 11/01/2021 (A)	$925	$957
Amkor Technology
6.375%, 10/01/2022	1,625	1,692
Anixter
5.500%, 03/01/2023	575	615
Avaya (A)
9.000%, 04/01/2019 (B)	1,760	1,412
7.000%, 04/01/2019 (B)	1,034	830
Belden
5.500%, 09/01/2022 (A)	845	870
BMC Software Finance
8.125%, 07/15/2021 (A)	3,147	3,258
Booz Allen Hamilton
5.125%, 05/01/2025 (A)	900	884
Cardtronics
5.500%, 05/01/2025 (A)	1,475	1,519
5.125%, 08/01/2022	1,600	1,624
CDK Global
4.875%, 06/01/2027 (A)	125	128
Cimpress
7.000%, 04/01/2022 (A)	237	245
CommScope Technologies
6.000%, 06/15/2025 (A)	1,825	1,948
Dell International
8.350%, 07/15/2046 (A)	1,385	1,787
Diamond 1 Finance (A)
8.100%, 07/15/2036	1,890	2,375
7.125%, 06/15/2024	3,030	3,331
6.020%, 06/15/2026	2,866	3,157
5.450%, 06/15/2023	515	559
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,278
Entegris
6.000%, 04/01/2022 (A)	555	581
First Data (A)
7.000%, 12/01/2023	1,901	2,029
5.750%, 01/15/2024	3,215	3,340
5.375%, 08/15/2023	1,489	1,556
5.000%, 01/15/2024	1,723	1,772
Gartner
5.125%, 04/01/2025 (A)	1,039	1,091
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	2,168	2,436
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	2,533	2,473
Hughes Satellite Systems
7.625%, 06/15/2021	2,100	2,386
6.625%, 08/01/2026	140	151
5.250%, 08/01/2026	900	940
Infor Software Parent PIK
7.125%, 05/01/2021 (A)	880	906

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Infor US
6.500%, 05/15/2022	$1,795	$1,858
Informatica
7.125%, 07/15/2023 (A)	690	702
j2 Cloud Services
6.000%, 07/15/2025 (A)	1,630	1,679
MagnaChip Semiconductor
6.625%, 07/15/2021	915	847
5.000%, 03/01/2021 (A)	300	409
Micron Technology
7.500%, 09/15/2023	1,490	1,666
5.250%, 08/01/2023 (A)	2,655	2,757
5.250%, 01/15/2024 (A)	1,045	1,082
Microsemi
9.125%, 04/15/2023 (A)	399	457
NCR
5.000%, 07/15/2022	2,240	2,285
NeuStar
4.500%, 01/15/2023	1,985	2,040
Nortel Networks
9.003%, 07/15/2011 (B)	1,605	1,003
Nuance Communications
5.625%, 12/15/2026 (A)	1,500	1,601
NXP BV
4.625%, 06/01/2023 (A)	455	491
NXP Funding
5.750%, 03/15/2023 (A)	1,185	1,247
Open Text
5.875%, 06/01/2026 (A)	1,588	1,708
Perstorp Holding
8.500%, 06/30/2021 (A)	1,826	1,954
Plantronics
5.500%, 05/31/2023 (A)	2,070	2,166
Rackspace Hosting
8.625%, 11/15/2024 (A)	695	740
Riverbed Technology
8.875%, 03/01/2023 (A)	840	854
RP Crown Parent
7.375%, 10/15/2024 (A)	268	279
Sabre (A)
5.375%, 04/15/2023	250	261
5.250%, 11/15/2023	3,556	3,689
Solera
10.500%, 03/01/2024 (A)	730	839
SPCM
4.875%, 09/15/2025 (A)	396	404
Symantec
5.000%, 04/15/2025 (A)	2,720	2,847
TIBCO Software
11.375%, 12/01/2021 (A)	2,590	2,855
Unisys
10.750%, 04/15/2022 (A)	2,875	3,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VeriSign
5.250%, 04/01/2025	$500	$534
4.750%, 07/15/2027 (A)	539	545
Veritas US
7.500%, 02/01/2023 (A)	215	231
Western Digital
10.500%, 04/01/2024	1,390	1,640
7.375%, 04/01/2023 (A)	1,065	1,170
WEX
4.750%, 02/01/2023 (A)	1,000	1,005
Zayo Group
6.375%, 05/15/2025	555	599
6.000%, 04/01/2023	1,808	1,903
Zebra Technologies
7.250%, 10/15/2022	990	1,052

		101,464

Materials — 6.2%
Alcoa Nederland Holding BV (A)
7.000%, 09/30/2026	633	695
6.750%, 09/30/2024	488	529
Aleris International
9.500%, 04/01/2021 (A)	1,753	1,803
7.875%, 11/01/2020	308	290
Allegheny Technologies
9.375%, 06/01/2019	1,445	1,566
7.875%, 08/15/2023	675	705
Alpha 3 BV
6.250%, 02/01/2025 (A)	3,600	3,704
ARD Finance PIK
7.125%, 09/15/2023 (A)	1,702	1,817
Ardagh Packaging Finance (A)
7.250%, 05/15/2024	1,664	1,820
6.000%, 02/15/2025	2,155	2,263
Ashland
4.750%, 08/15/2022	680	712
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	299
Blue Cube Spinco
9.750%, 10/15/2023	2,565	3,104
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	636	671
Boart Longyear Management Properties (A)
10.000%, 10/01/2018	2,000	1,560
7.000%, 04/01/2021	4,090	818
Boise Cascade
5.625%, 09/01/2024 (A)	511	526
CF Industries
5.150%, 03/15/2034	310	287
3.450%, 06/01/2023	1,297	1,225
Chemours
6.625%, 05/15/2023	1,000	1,057

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 05/15/2027	$511	$528
Cliffs Natural Resources
8.250%, 03/31/2020 (A)	1,743	1,900
Compass Minerals International
4.875%, 07/15/2024 (A)	1,314	1,294
Constellium (A)
7.875%, 04/01/2021	340	364
6.625%, 03/01/2025	360	345
5.750%, 05/15/2024	1,549	1,432
Cornerstone Chemical
9.375%, 03/15/2018 (A)	3,630	3,630
CVR Partners
9.250%, 06/15/2023 (A)	1,317	1,378
First Quantum Minerals (A)
7.500%, 04/01/2025	3,633	3,551
7.250%, 04/01/2023	1,738	1,699
Flex Acquisition
6.875%, 01/15/2025 (A)	824	857
FMG Resources (August 2006) Pty
9.750%, 03/01/2022 (A)	410	467
5.125%, 05/15/2024	1,053	1,053
4.750%, 05/15/2022	1,196	1,201
Freeport-McMoRan
5.450%, 03/15/2043	4,290	3,699
5.400%, 11/14/2034	950	853
4.550%, 11/14/2024	140	132
3.875%, 03/15/2023	3,498	3,253
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	392	402
GCP Applied Technologies
9.500%, 02/01/2023 (A)	415	472
Hecla Mining
6.875%, 05/01/2021	2,013	2,089
Hexion
10.000%, 04/15/2020	1,604	1,592
Hexion US Finance
6.625%, 04/15/2020	2,305	2,103
Hudbay Minerals (A)
7.625%, 01/15/2025	191	200
7.250%, 01/15/2023	326	336
Huntsman International
5.125%, 11/15/2022	1,055	1,129
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,080	1,114
Kaiser Aluminum
5.875%, 05/15/2024	1,055	1,110
Kissner Holdings
8.375%, 12/01/2022 (A)	816	847
Kraton Polymers (A)
10.500%, 04/15/2023	600	693
7.000%, 04/15/2025	1,044	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LSB Industries
8.500%, 08/01/2019 (E)	$953	$954
Mirabela Nickel
1.000%, 07/31/2044 (B)	31	–
New
6.375%, 05/15/2025 (A)	430	443
New Gold
6.250%, 11/15/2022 (A)	2,577	2,648
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (B)	355	–
NOVA Chemicals (A)
5.250%, 06/01/2027	3,103	3,087
5.000%, 05/01/2025	1,700	1,692
4.875%, 06/01/2024	731	728
Owens-Brockway Glass Container (A)
6.375%, 08/15/2025	600	673
5.875%, 08/15/2023	670	739
PaperWorks Industries
9.500%, 08/15/2019 (A)	2,618	1,937
Platform Specialty Products
6.500%, 02/01/2022 (A)	3,697	3,817
Rain CII Carbon
7.250%, 04/01/2025 (A)	4,585	4,734
Reichhold Industries
9.000%, 05/08/2017 (A)(B)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	860	922
5.750%, 10/15/2020	1,095	1,121
Scotts Miracle-Gro
6.000%, 10/15/2023	635	682
5.250%, 12/15/2026	185	194
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	1,756	1,734
Teck Resources
8.500%, 06/01/2024 (A)	174	201
TPC Group
8.750%, 12/15/2020 (A)	3,029	2,726
Trinseo Materials Operating
6.750%, 05/01/2022 (A)	400	424
Tronox Finance
7.500%, 03/15/2022 (A)	1,644	1,693
6.375%, 08/15/2020	1,490	1,494
US Concrete
6.375%, 06/01/2024	297	313
Venator Finance SARL
5.750%, 07/15/2025 (A)	1,691	1,708

		100,934

Real Estate — 1.3%
CoreCivic
5.000%, 10/15/2022	245	255
4.625%, 05/01/2023	1,465	1,479

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinix
5.875%, 01/15/2026	$1,470	$1,603
5.750%, 01/01/2025	710	764
GEO Group
6.000%, 04/15/2026	1,805	1,873
5.875%, 01/15/2022	1,265	1,315
5.125%, 04/01/2023	35	35
GLP Capital
5.375%, 04/15/2026	590	644
Howard Hughes
5.375%, 03/15/2025 (A)	1,205	1,232
Iron Mountain
5.750%, 08/15/2024	1,142	1,165
Kennedy-Wilson
5.875%, 04/01/2024	700	722
Lamar Media
5.750%, 02/01/2026	1,125	1,212
Realogy Group
4.875%, 06/01/2023 (A)	2,934	2,956
RHP Hotel Properties
5.000%, 04/15/2021	1,331	1,364
5.000%, 04/15/2023	460	471
SBA Communications
4.875%, 09/01/2024 (A)	485	494
Uniti Group
8.250%, 10/15/2023	1,140	1,174
7.125%, 12/15/2024 (A)	895	888
6.000%, 04/15/2023 (A)	2,240	2,331

		21,977

Telecommunication Services — 6.4%
CenturyLink
7.500%, 04/01/2024	100	109
6.750%, 12/01/2023	3,300	3,554
5.625%, 04/01/2025	3,797	3,791
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,880	1,932
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,183	1,242
Columbus Cable Barbados
7.375%, 03/30/2021 (A)	595	632
Digicel
6.000%, 04/15/2021 (A)	2,335	2,239
Digicel Group (A)
8.250%, 09/30/2020	2,905	2,716
7.125%, 04/01/2022	1,820	1,586
6.750%, 03/01/2023	2,490	2,341
Embarq
7.995%, 06/01/2036	1,320	1,333
Frontier Communications
11.000%, 09/15/2025	4,815	4,466
10.500%, 09/15/2022	2,947	2,818

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.625%, 04/15/2024	$636	$524
7.125%, 01/15/2023	310	258
6.875%, 01/15/2025	4,080	3,213
GCI
6.875%, 04/15/2025	170	184
6.750%, 06/01/2021	640	656
Inmarsat Finance (A)
6.500%, 10/01/2024	1,190	1,270
4.875%, 05/15/2022	2,480	2,517
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	1,564	1,562
9.500%, 09/30/2022 (A)	218	261
8.000%, 02/15/2024 (A)	2,338	2,519
7.500%, 04/01/2021	2,627	2,424
7.250%, 04/01/2019	445	445
7.250%, 10/15/2020	2,940	2,778
5.500%, 08/01/2023	2,145	1,775
Intelsat Luxembourg
7.750%, 06/01/2021	1,020	561
Level 3 Financing
5.625%, 02/01/2023	265	276
5.375%, 01/15/2024	570	595
5.375%, 05/01/2025	4,385	4,615
5.125%, 05/01/2023	130	135
Qwest Capital Funding
7.750%, 02/15/2031	575	546
Sable International Finance
6.875%, 08/01/2022 (A)	650	702
SoftBank Group
6.000%, 07/30/2025	375	409
Sprint
7.875%, 09/15/2023	8,503	9,779
7.625%, 02/15/2025	7,077	8,147
7.250%, 09/15/2021	3,031	3,368
7.125%, 06/15/2024	860	957
Sprint Capital
8.750%, 03/15/2032	2,500	3,150
6.900%, 05/01/2019	370	395
6.875%, 11/15/2028	2,579	2,867
Telecom Italia
5.303%, 05/30/2024 (A)	610	654
Telesat Canada
8.875%, 11/15/2024 (A)	2,440	2,739
T-Mobile USA
6.500%, 01/15/2024	430	462
6.500%, 01/15/2026	3,791	4,184
6.375%, 03/01/2025	790	854
6.000%, 04/15/2024	1,930	2,065
5.375%, 04/15/2027	271	291
5.125%, 04/15/2025	271	285
4.000%, 04/15/2022	1,627	1,693

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United States Cellular
6.700%, 12/15/2033	$820	$838
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	2,085	2,168
Windstream Services
7.750%, 10/01/2021	1,050	987
7.500%, 06/01/2022	1,450	1,294
6.375%, 08/01/2023	225	186

		104,347

Utilities — 1.3%
AES
6.000%, 05/15/2026	140	150
5.500%, 03/15/2024	1,707	1,777
AmeriGas Partners
5.875%, 08/20/2026	135	138
5.500%, 05/20/2025	340	347
Calpine
5.875%, 01/15/2024 (A)	1,943	2,001
5.500%, 02/01/2024	600	569
5.375%, 01/15/2023	580	565
Dynegy
8.000%, 01/15/2025 (A)	660	640
7.625%, 11/01/2024	1,045	1,014
7.375%, 11/01/2022	375	370
5.875%, 06/01/2023	2,077	1,942
Ferrellgas
6.750%, 01/15/2022	195	183
Ferrellgas Partners
8.625%, 06/15/2020 (A)	335	317
6.750%, 06/15/2023	400	373
6.500%, 05/01/2021	1,285	1,214
GenOn Americas Generation LLC
9.125%, 05/01/2031 (B)	165	147
8.500%, 10/01/2021 (B)	3,899	3,490
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	1,500	1,556
NRG Energy
7.875%, 05/15/2021	31	32
6.625%, 01/15/2027	185	185
6.250%, 07/15/2022	615	631
6.250%, 05/01/2024	250	253
Pattern Energy Group
5.875%, 02/01/2024 (A)	326	343
Talen Energy Supply
6.500%, 06/01/2025	161	114
4.625%, 07/15/2019 (A)	277	270
TerraForm Power Operating (A)(E)
6.375%, 02/01/2023	1,178	1,225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 06/15/2025	$2,103	$2,235

		22,081

Total Corporate Obligations
(Cost $1,218,055) ($ Thousands)		1,223,312

ASSET-BACKED SECURITIES — 10.6%

Other Asset-Backed Securities — 10.6%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.539%, 03/15/2019 (A)(G)	728	85
B&M CLO, Ser 2014-1A, Cl C
4.908%, 04/16/2026 (A)(G)	356	356
B&M CLO, Ser 2014-1A, Cl D
5.908%, 04/16/2026 (A)(G)	2,148	2,038
B&M CLO, Ser 2014-1A, Cl E
6.908%, 04/16/2026 (A)(G)	2,480	2,119
Battalion CLO
0.000%, (H)	8,580	8,580
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)	5,640	1,692
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)	3,274	1,375
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (A)	4,007	1,963
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (A)(I)	3,390	2,271
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,303	900
Battalion CLO, Ser 2016-10A
0.000%, 01/24/2029 (I)	4,450	3,827
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (A)(I)	2,531	1,341
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(J)	3	2,344
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)	2,092	1,820
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(J)	6,387	4,152
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027	6,715	5,013
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(I)	6,720	5,645
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (I)	6,228	5,481
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	5,702
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/2026 (A)	1,666	1,233

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.708%, 01/15/2026 (A)	$1,175	$1,175
Cathedral Lake CLO, Ser 2015-3A, Cl ER
0.000%, 07/20/2027 (A)	1,175	1,175
Cathedral Lake III Equity Tranche
0.000%, 01/15/2026 (A)	1,869	1,645
CIFC Funding, Ser 2012-2A
0.000%, 12/05/2024	1,653	909
CVP Cascade CLO, Ser 2014-2A, Cl D
5.958%, 07/18/2026 (A)(G)	759	693
CVP Cascade CLO, Ser 2014-2A, Cl E
6.958%, 07/18/2026 (A)(G)	2,469	2,080
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.356%, 01/20/2027 (A)(G)	3,890	3,848
Fifth Street Senior Loan Fund, Ser 2015-2A
0.000%, 09/29/2027 (A)	5,483	4,091
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	8,133
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025 (A)	2,907	1,320
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
7.400%, 04/28/2026 (A)(G)	3,482	3,346
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.978%, 10/10/2026 (A)(G)	1,730	1,590
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,457	1,572
Great Lakes CLO, Ser 2012-1A, Cl E
6.658%, 01/15/2023 (A)(G)	2,811	2,720
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025 (A)	6,943	4,582
Great Lakes CLO, Ser 2014-1A, Cl F
7.158%, 04/15/2025 (A)(G)	2,480	2,071
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/2026 (A)	4,202	2,899
Great Lakes CLO, Ser 2015-1A, Cl E
7.858%, 07/15/2026 (A)(G)	2,896	2,780
Great Lakes CLO, Ser 2015-1A, Cl F
8.658%, 07/15/2026 (A)(G)	1,319	1,154
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2025 (A)	3,198	2,383
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)	651	651
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
8.873%, 07/20/2029 (A)(G)	3,223	3,175
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.922%, 02/20/2022 (A)(G)	1,951	1,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)(I)	$2,471	$5
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (A)	3,797	2,829
Lockwood Grove CLO, Ser 2014-1A, Cl ER
8.920%, 04/25/2025	2,192	2,208
Nelder Grove CLO, Ser 2017-1A, Cl ER
7.700%, 08/28/2026 (A)(G)	2,926	2,926
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	447	134
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 (A)	2,450	1,103
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/2026 (A)	163	41
Neuberger Berman CLO, Ser 2016-22A
0.000%, 10/17/2027 to 10/17/2027	3,752	2,820
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.256%, 07/25/2025 (A)(G)	1,974	1,850
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.206%, 01/25/2027 (A)(G)	3,439	3,280
NXT Capital CLO, Ser 2012-1A, Cl E
8.656%, 07/20/2022 (A)(G)	2,417	2,407
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,615	1,373
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)	7,935	3,571
TCP III CLO
0.000%, (H)	82	8,183
TCW CLO
0.000%, (H)	4,388	4,388
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	7,108	4,052
Venture CDO, Ser 2015-22A
0.000%, 01/15/2028	1,122	830
Venture CDO, Ser 2016-24A
0.000%, 10/20/2028	2,795	2,585
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)	2,030	1,878
Venture CDO, Ser 2017-26A
0.000%, 01/20/2029	2,145	2,000
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (A)	6,354	508
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.000%, 08/25/2025 (A)	105	45
Venture XXII CLO, Ser 2016-22A, Cl F
9.008%, 01/15/2028 (A)(G)	792	768
Venture XXVII
0.000%, (H)	6,140	6,140

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)	$4,193	$3,837

Total Asset-Backed Securities
(Cost $149,408) ($ Thousands)		173,641

LOAN PARTICIPATIONS — 8.2%
21st Century Oncology, Delayed Term Loan, 1st Lien
7.750%, 11/24/2017	110	107
21st Century Oncology, Term Loan B, 1st Lien
7.275%, 04/30/2022	914	859
Academy Ltd, Term Loan B, 1st Lien
5.226%, 07/01/2022	315	244
5.220%, 07/01/2022	736	569
5.172%, 07/01/2022	882	682
5.040%, 07/01/2022	2	1
Accudyne Industries LLC, Refinancing Term Loan, 1st Lien
4.147%, 12/13/2019 (G)	845	838
Air Medical Group Holdings, Term Loan B, 1st Lien
4.295%, 04/28/2022	992	973
Alvogen Pharma US, Term Loan, 1st Lien
6.000%, 04/01/2022	1,435	1,410
American Tire Distributors, Initial Term Loan, 1st Lien
5.295%, 09/01/2021	980	985
ANVC Merger, Initial Term Loan, 1st Lien
5.647%, 02/18/2021	1,769	1,771
Applied Systems, Initial Term Loan, 2nd Lien
7.647%, 01/24/2022	1,181	1,192
Ascena Retail Group, Term Loan B, 1st Lien
5.625%, 08/21/2022	1,558	1,305
Asurion LLC, Initial Term Loan, 2nd Lien
8.545%, 03/03/2021	3,120	3,132
Asurion LLC, Term Loan B4, 1st Lien
4.295%, 08/04/2022	1,435	1,441
Atlas America Finance, Term Loan B, 1st Lien
8.580%, 05/06/2021	202	189
Berry Plastics, Term Loan J, 1st Lien
3.617%, 01/19/2024	185	185
Blount International, Initial Term Loan, 1st Lien
6.216%, 04/12/2023	1,221	1,239
Blue Ribbon LLC, Initial Term Loan, 1st Lien
5.148%, 11/15/2021	672	654
BMC Foreign Holding Company Unlimited, Term Loan B1, 1st Lien
5.156%, 09/10/2022	116	116
5.000%, 09/10/2022	1,691	1,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Boart Longyear Management Properties, Term Loan, 2nd Lien
0.000%, 12/31/2017 (I)	$100	$100
BPA Laboratories, Initial Term Loan, 2nd Lien
3.672%, 04/29/2020	181	145
BWAY Holding Company, Term Loan B, 1st Lien
4.326%, 04/03/2024 (K)	1,145	1,144
California Resources, Initial Term Loan, 1st Lien
11.534%, 12/31/2021	3,168	3,342
4.045%, 09/24/2019	744	711
Carestream Health, Term Loan, 1st Lien
5.147%, 06/07/2019	365	363
Carestream Health, Term Loan, 2nd Lien
9.647%, 12/07/2019	4,535	4,437
Cengage Learning, 2016 Refinancing Term Loan, 2nd Lien
5.339%, 06/07/2023	1,587	1,496
CenturyLink, Bridge Loan
0.000%, 02/08/2018	600	600
CEVA Group PLC, Synthetic LC Loan, 1st Lien
6.500%, 03/19/2021	203	187
CEVA Intercompany B.V., Cov-Lite, Term Loan, 1st Lien
6.672%, 03/19/2021	208	193
CEVA Logistics Canada ULC, Cov-Lite, Term Loan, 1st Lien
6.672%, 03/19/2021	36	33
CEVA Logistics US Holdings, Cov-Lite, Term Loan, 1st Lien
6.672%, 03/19/2021	287	266
Checkout Holding, Term B Loan, 1st Lien
4.545%, 04/09/2021	1,671	1,389
Chesapeake Energy, Term Loan, 1st Lien
8.684%, 08/23/2021	4,098	4,330
Chief Exploration & Development LLC, Term
Loan, 2nd Lien 7.932%, 05/16/2021	740	711
CityCenter Holdings LLC , Term Loan B, 1st Lien
3.716%, 04/18/2024	275	275
Claire’s Stores, Term Loan, 1st Lien
9.000%, 09/20/2021	942	647
Clear Channel Communications, Extended Term Loan D, 1st Lien
7.795%, 01/30/2019	760	619
Conduent, Term Loan B, 1st Lien
5.226%, 12/07/2023	1,338	1,353
Contura Energy, Cov-Lite, Term Loan, 1st Lien
6.080%, 03/18/2024	1,612	1,564
Cowlitz Tribal Gaming Authority, Initial Term Loan, 1st Lien
11.545%, 12/04/2020 (G)	3,000	3,330

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CTI Foods, Initial Term Loan, 2nd Lien
8.400%, 06/28/2021	$1,190	$1,000
Cumulus Media Holdings, Initial Term Loan, 1st Lien
4.300%, 12/23/2020	4,023	3,243
Dex Media, Term Loan, 1st Lien
11.045%, 07/29/2021	628	636
DJO Finance LLC, Initial Term Loan, 1st Lien
4.300%, 06/08/2020	318	314
4.295%, 06/08/2020	307	304
EagleClaw Midstream Services, Term Loan, 1st Lien
5.466%, 06/07/2024	1,385	1,368
East Valley Tourist Development Authority, Term Loan B, 1st Lien
9.182%, 09/30/2020	2,487	2,462
Empire Generating LLC, Term Loan B, 1st Lien
5.430%, 03/12/2021	1,217	1,165
Empire Generating LLC, Term Loan C, 1st Lien
5.430%, 03/12/2021	120	115
Engility, Term Loan B2, 1st Lien
4.750%, 08/14/2023	852	860
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
5.795%, 04/28/2021	2,506	2,365
Evergreen Skills Lux SARL, Initial Term Loan, 2nd Lien
9.250%, 04/28/2022	1	1
Fairmount Minerals Ltd, Term Loan B2, 1st Lien
4.796%, 09/05/2019	1,871	1,762
Flex Acquisition, Term Loan, 1st Lien
4.398%, 12/29/2023	1,073	1,075
FMG Resources (August 2006) Pty, Cov-Lite, Term Loan, 1st Lien
3.750%, 06/30/2019 (G)	820	820
Foresight Energy LLC, Term Loan B, 1st Lien
6.795%, 03/28/2022 (K)	1,358	1,291
Gardner Denver, Initial Term Loan, 1st Lien
4.568%, 07/30/2020 (G)	832	833
Gavilan Resources LLC, Cov-Lite, Term Loan, 2nd Lien
7.076%, 03/01/2024	1,503	1,425
General Nutrition Centers, Term Loan, 1st Lien
3.730%, 03/04/2019	1,942	1,826
Grifols Worldwide Operations, Term Loan B, 1st Lien
3.436%, 01/31/2025	275	275
Gulf Finance, Term Loan B, 1st Lien
6.300%, 08/25/2023	610	567
Gymboree, Initial Term Loan, 1st Lien
5.000%, 02/23/2018	1,931	664

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gymboree, Term Loan DIP, 1st Lien
0.000%, 12/12/2017	$365	$191
Hercules Achievement, Initial Term Loan, 1st Lien
4.551%, 12/10/2021	520	522
Hillman, Term Loan B, 1st Lien
4.647%, 06/30/2021	297	298
Indivior Finance SARL, Initial Term Loan, 1st Lien
7.040%, 12/19/2019	1,356	1,363
J.Crew Group, Initial Term Loan, 1st Lien
4.159%, 03/05/2021	526	312
4.147%, 03/05/2021	1,055	625
4.045%, 03/05/2021	411	243
KCA Deutag US Finance LLC, Term Loan B, 1st Lien
6.922%, 05/15/2020	1,007	902
Kraton Polymers LLC, Term Loan B, 1st Lien
5.226%, 01/06/2022	166	168
Lightstone Holdco LLC, Refinanced Term B Loan, 1st Lien
5.545%, 01/30/2024	1,964	1,910
Lightstone Holdco LLC, Refinanced Term C Loan, 1st Lien
5.545%, 01/30/2024	126	123
Lonestar Intermediate Super Holdings LLC, Term Loan, 1st Lien
10.045%, 08/31/2021	760	781
Mashantucket Pequot, Term Loan A, 1st Lien
5.045%, 07/01/2018	1,382	1,281
Mashantucket Pequot, Term Loan B, 1st Lien
9.375%, 06/30/2020	7,139	6,559
Medical Card Systems, Initial Term Loan, 1st Lien
1.500%, 05/31/2019 (I)	1,421	1,222
MEG Energy, Cov-Lite, Term Loan B, 1st Lien
4.680%, 12/31/2023	300	292
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
Misys, Cov-Lite, Term Loan B, 1st Lien
4.736%, 04/26/2024	60	60
Misys, Cov-Lite, Term Loan, 2nd Lien
8.459%, 04/28/2025 (K)	1,082	1,100
MKS Instruments, Cov-Lite, Term Loan B2, 1st Lien
3.531%, 05/01/2023	30	31
MMM Holdings, Term Loan, 1st Lien
10.250%, 06/30/2019	281	278
Moneygram International, Initial Term Loan, 1st Lien
4.397%, 03/26/2020	1,214	1,213

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Moxie Liberty LLC, Term Loan B1, 1st Lien
7.500%, 08/21/2020	$1,948	$1,789
MSO of Puerto Rico, Term Loan, 1st Lien
10.250%, 06/30/2019	204	202
Murray Energy, Cov-Lite, Term Loan B2, 1st Lien
8.397%, 04/16/2020	3,909	3,811
NaNa Development, Initial Term Loan, 1st Lien
10.000%, 03/15/2018 (I)	30	30
8.030%, 03/15/2018 (I)	90	88
Neiman Marcus Group, Initial Term Loan, 1st Lien
4.339%, 10/25/2020	1,283	959
New LightSquared LLC, Initial Term Loan, 1st Lien
9.970%, 06/15/2020	2,099	2,035
New LightSquared LLC, Initial Term Loan, 2nd Lien
13.720%, 12/07/2020	2,135	1,496
New MMI, Initial Term Loan, 1st Lien
9.000%, 01/31/2020	2,968	2,872
Nine West Holdings, Cov-Lite, Term Loan, No Lien
6.400%, 01/08/2020	5,626	1,748
Onex York Acquisition, Term Loan B, 1st Lien
4.897%, 10/01/2021	95	93
Optiv, Initial Term Loan, 1st Lien
4.438%, 02/01/2024	678	665
Optiv, Initial Term Loan, 2nd Lien
8.438%, 01/31/2025	264	257
Ortho-Clinical Diagnostics, Term Loan, 1st Lien
4.783%, 06/30/2021	775	770
Oxbow Carbon LLC, Initial Term Loan, 2nd Lien
8.045%, 01/17/2020	2,394	2,400
P2 Upstream Acquisition, Initial Term Loan, 1st Lien
5.180%, 10/30/2020	728	713
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan A, 1st Lien
13.000%, 11/12/2021	147	141
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022	72	—
Peak 10, Initial Term Loan, 2nd Lien
8.406%, 06/17/2022	2,300	2,286
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.172%, 01/26/2023	1,406	1,266
PetSmart, Term Loan B2, 1st Lien
4.010%, 03/11/2022	673	625
PQ, Term Loan B1, 1st Lien
5.295%, 11/04/2022	420	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Prestige Brands, Term Loan B4, 1st Lien
3.795%, 01/26/2024	$6	$6
Quorum Health, Term Loan B, 1st Lien
7.795%, 04/29/2022	973	978
Radio One, Term Loan, 1st Lien
5.080%, 04/18/2023	660	650
Revlon Consumer Products, Initial Term B Loan, 1st Lien
4.544%, 09/07/2023	676	629
Royal Holdings, Initial Term Loan, 2nd Lien
8.647%, 06/19/2023	176	176
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020 (B)	1,494	131
Rue 21, Term Loan, 1st Lien
0.000%, 11/15/2017 (I)	115	112
Seadrill Partners Finco LLC, Initial Term Loan, 1st Lien
4.296%, 02/21/2021	1,117	710
Sequa Mezzanine Holdings, Cov-Lite, Term Loan, 1st Lien
6.672%, 11/28/2021	963	968
Sequa Mezzanine Holdings, Cov-Lite, Term Loan, 2nd Lien
10.172%, 04/28/2022	749	762
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, 02/02/2024	1,060	1,059
Steinway Musical Instruments, Initial Term Loan, 1st Lien
4.922%, 09/19/2019	941	904
Synchronoss Technologies, Cov-Lite, Term Loan B, 1st Lien
4.082%, 01/19/2024	735	720
Syncreon Global Finance, Initial Term Loan, 1st Lien
5.295%, 10/28/2020	884	776
Syniverse Holdings, Incremental Term Loan B, 1st Lien
4.147%, 04/23/2019	1,094	1,020
Syniverse Holdings, Initial Term Loan, 1st Lien
4.172%, 04/23/2019	2,728	2,542
US Renal Care, Initial Term Loan, 1st Lien
5.546%, 12/30/2022	169	164
Veritas US, Term Loan B1, 1st Lien
0.000%, 01/27/2023	3,206	3,209
Walter Investment Management, Initial Term Loan, 1st Lien
4.795%, 12/18/2020	942	852
Weight Watchers International, Cov-Lite, Term Loan B2, 1st Lien
4.400%, 04/02/2020	281	270
4.330%, 04/02/2020	171	165

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Western Digital, Term Loan B2, 1st Lien
3.783%, 04/29/2023	$1,684	$1,689

Total Loan Participations
(Cost $138,586) ($ Thousands)		133,828

	Shares
COMMON STOCK — 1.0%
Amplify Energy *	100,766	1,008
Aspect Software, Cl CR1 *(I)	27,500	460
Aspect Software, Cl CR2 *(I)	11,134	186
Berry Petroleum *	129,459	1,165
Berry Petroleum (Escrow Security) *	3,278,000	—
Cengage Learning Holdings II	2,408	21
CEVA Holdings *	561	115
CHC Group *	1,075	8
CUI Acquisition *(I)	3	250
Dex Media *	82,018	316
Energy & Exploration Partners *	185	—
Global Aviation Holdings, Cl A *	97,655	—
Halcon Resources *	68,040	309
Linn Energy *	48,953	1,483
Medical Card Systems *	264,653	—
Midstates Petroleum *	29,067	368
Mirabela Nickel *(I)	5,869,596	—
Mmodal *	42,430	912
Nelson Education *(K)	115,452	5
NII Holdings *	51,236	41
Patterson-UTI Energy	72,523	1,464
Peabody Energy *	6,835	167
Peabody Energy (Escrow Security) *	420,000	—
Reichhold Industries *(I)	1,427	1,047
SandRidge Energy *	3,800,163	812
TE Holdcorp *	50,160	226
Titan Energy *	22,243	172
TXU/Tech * (L)	361,919	368
Vistra Energy	361,919	6,077

Total Common Stock
(Cost $21,950) ($ Thousands)		16,980

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB
Callable 02/01/2023 @ 100 7.000%, 02/01/2045 (A)	3,625	3,788

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (B)	2,450	1,485
5.250%, 07/01/2037 (B)	130	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.125%, 07/01/2037 (B)	$775	$465
5.000%, 07/01/2041 (B)	705	398

		2,426

Texas — 0.2%
Texas State, Public Finance Authority, RB
Callable 07/01/2019 @ 100 8.250%, 07/01/2024	3,220	3,412

Total Municipal Bonds
(Cost $10,032) ($ Thousands)		9,626

	Shares
PREFERRED STOCK — 0.3%
Aspen Insurance Holdings, 5.950% (G)	86,000	2,417
Berry Petroleum, 0.000% *	196,693	2,114
CEVA Holdings, 0.000% *	1,214	249
Peabody Energy, 0.000% *	2,086	94
TE Holdcorp, 0.000% *	74,814	711

Total Preferred Stock
(Cost $5,802) ($ Thousands)		5,585

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.3%
CHC Group CV to 125.0000
0.000%, 10/01/2020 (J)	55	85
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	424
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (A)	160	150
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024 (A)	659	508
GenOn CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	–
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,074	2,709
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,656	1,109
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	2,065	2,715
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (A)(B)	1,541	139
Weatherford International CV to 129.1656
5.875%, 07/01/2021	267	270

Total Convertible Bonds
(Cost $8,822) ($ Thousands)		8,109

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
CZR - Senior Secured *‡‡	447,084	$379

Total Rights
(Cost $—) ($ Thousands)		379

	Number of Warrants
WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *	1,593	–
Lion Holding Warrants, Expires 12/30/2027 Strike Price $– *	1,575	–
Midstates Petroleum, Expires 04/21/2020 Strike Price $46 *(I)	9,541	–
Mmodal, Expires 07/31/2017 Strike Price $48 *	19,978	1
Mmodal, Expires 07/31/2017 Strike Price $40 *	15,150	4
Peabody Energy, Expires 07/03/2017 Strike Price $– *	309	8
SandRidge Energy, Expires 10/04/2022 Strike Price $41 *	7,382	11
SandRidge Energy, Expires 10/04/2022 Strike Price $42 *	3,108	3

Total Warrants (Cost $126) ($ Thousands)		27

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
1.080% **†(M)	6,097	6

Total Affiliated Partnership
(Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	51,666,494	51,666

Total Cash Equivalent
(Cost $51,666) ($ Thousands)		51,666

Total Investments — 99.0%
(Cost $1,604,453) ($ Thousands) @		$1,623,159

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2017, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY SERIES 26	SELL	5.00	12/20/21	$(4,600)	$22
JPMorgan Chase Bank	CDX.NA.HY SERIES 27	SELL	5.00	06/20/22	(8,000)	(37)

						$(15)

Percentages are based on Net Assets of $1,639,554 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡‡	Expiration date not available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $775,149 ($ Thousands), representing 47.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Security considered illiquid. The total value of such security as of June 30, 2017 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	Security considered restricted. The total market value of such security as of June 30, 2017 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.

(F)	This security or partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $1 ($ Thousands).

(G)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.

(H)	Warehouse Note — Interest rate and maturity date are not available.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2017 was $22,067 ($ Thousands) and represented 1.3% of the Net Assets of the Fund.
(J)	Zero coupon security. The rate reported is the effective yield at the time of purchase.

(K)	Unsettled bank loan. Interest rate not available.

(L)	Maturity date not available.

(M)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LP — Limited Partnership

LLC — Limited Liability Company

LTD — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,604,453 ($ Thousands), and the unrealized appreciation and depreciation were $80,440 ($ Thousands) and $(61,734) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of June 30, 2017 is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine
(escrow security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Continued)

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,215,168	$8,144	$1,223,312
Asset-Backed Securities	–	–	173,641	173,641
Loan Participations	–	131,010	2,818	133,828
Common Stock	10,901	4,021	2,058	16,980
Municipal Bonds	–	5,760	3,866	9,626
Preferred Stock	2,416	2,920	249	5,585
Convertible Bonds	–	7,970	139	8,109
Rights	–	–	379	379
Warrants	7	14	6	27
Affiliated Partnership	–	6	–	6
Cash Equivalent	51,666	–	–	51,666

Total Investments in Securities	$64,990	$1,366,869	$191,300	$1,623,159

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$22	$—	$22
Unrealized Depreciation	—	(37)	—	(37)

Total Other Financial Instruments	$—	$(15)	$—	$(15)

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Corporate Obligations	Asset-Backed Securities	Loan Participations	Common Stock	Municipal Bonds	Preferred Stock	Convertible Bonds	Warrants
Balance as of September 30, 2016	$5,566	$162,028	$13,534	$2,338	$7,946	$425	$432	$5
Accrued discounts/premiums	44	27	(98)	-	1	-	(2)	-
Realized gain/(loss)	4,883	18,458	(9)	-	-	-	-	-
Change in unrealized appreciation/(depreciation)	(846)	14,469	421	323	2	(176)	(291)	1
Purchases	21	39,100	585	76	-	-	-	-
Sales	(1,541)	(60,525)	(839)	-	-	-	-	-
Transfer into Level 3	17	-	949	-	78	-	-	-
Transfer out of Level 3	-	-	(11,725)	(679)	(4,161)	-	-	-

Ending Balance as of June 30, 2017	$8,144	$173,641	$2,818	$2,058	$3,866	$249	$139	$6

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,460)	$15,815	$289	$672	$(7)	$(176)	$(41)	$(7)

(1) Of the $191,300 ($ Thousands) in Level 3 securities as of June 30, 2017, $21,837 ($ Thousands) or 1.3% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there have been transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements. The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$6	$—	$—	$—	$—	$6	$—
SEI Daily Income Trust, Government Fund, Class F	51,074	765,085	(764,493)	—	—	51,666	212

Totals	$51,080	$765,085	$(764,493)	$—	$—	$51,672	$212

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

High Yield Bond Fund (Concluded)

As of June 30, 2017, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $12.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$891,841	$891,841
Maximum potential amount of future payments	-	-	-	12,600,000	12,600,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	12,600,000	-	-	12,600,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$12,600,000	$-	$-	$12,600,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) – 46.0%
Albion Capital
1.220%, 07/07/2017	$2,000	$2,000
1.204%, 08/21/2017	2,800	2,795
Bell Canada
1.401%, 07/20/2017 (B)	2,000	1,998
BNZ International Funding
1.531%, 02/01/2018 (B)	3,000	3,006
Charta
1.284%, 09/11/2017 (B)	4,100	4,089
1.143%, 08/11/2017 (B)	4,000	3,994
Collateralized Commercial Paper LLC
1.734%, 08/21/2017	2,500	2,502
1.359%, 07/26/2017	3,000	2,997
CRC Funding
1.164%, 08/25/2017 (B)	3,500	3,493
DBS Bank
1.178%, 08/21/2017 (B)	4,000	3,993
1.171%, 08/23/2017 (B)	4,000	3,993
Fairway Finance
1.143%, 08/21/2017 (B)	3,000	2,995
Federation des Caisses Desjardins du Quebec
1.170%, 07/06/2017 (B)	3,000	2,999
1.143%, 08/15/2017 (B)	3,000	2,996
Florida Power & Light
1.152%, 07/17/2017	4,500	4,497
Hyundai Capital America
1.351%, 07/10/2017 (B)	2,000	1,999
Jupiter Securitization
1.100%, 07/07/2017 (B)	2,000	2,000
Liberty Street Funding
1.143%, 07/18/2017 (B)	2,000	1,999
1.133%, 07/25/2017 (B)	2,000	1,998
Macquarie Bank
1.506%, 08/25/2017	3,500	3,500
1.347%, 10/04/2017 (B)	4,000	3,986
Mondelez International
1.302%, 07/18/2017 (B)	2,000	1,999
NextEra Energy Capital Holdings
1.402%, 07/17/2017 (B)	2,000	1,999
Oversea-Chinese Banking
1.465%, 03/28/2018 (B)	1,000	1,000
1.257%, 11/10/2017 (B)	4,000	4,001
1.133%, 08/03/2017 (B)	3,000	2,997
Suncorp-Metway
1.348%, 10/30/2017 (B)	4,000	3,981
1.339%, 07/17/2017 (B)	3,000	2,998
Toronto-Dominion Holdings USA
1.214%, 09/08/2017 (B)	2,000	1,995
Total Capital Canada
1.043%, 07/20/2017 (B)	2,500	2,498
Toyota Credit Canada
1.410%, 12/07/2017	3,500	3,480

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) (continued)
Victory Receivables
1.040%, 07/03/2017 (B)	$8,939	$8,938
Westpac Banking
1.193%, 09/05/2017 (B)	2,500	2,495

Total Commercial Paper (Cost $102,206) ($ Thousands)		102,210

CORPORATE OBLIGATIONS – 6.2%

Consumer Discretionary – 2.7%
Jets Stadium Development
1.100%, 04/01/2047	4,000	4,000
Toyota Motor Credit MTN
1.468%, 12/05/2017 (C)	2,000	2,002

		6,002

Financials – 3.5%
Bank of Montreal
1.682%, 09/01/2017 (C)	1,500	1,501
Caisse Centrale Desjardins MTN
1.550%, 09/12/2017 (B)	2,000	2,000
Canadian Imperial Bank of Commerce
1.703%, 10/23/2017 (C)	2,500	2,504
TD Bank
1.736%, 11/22/2017 (C)	1,700	1,703

		7,708

Total Corporate Obligations (Cost $13,704) ($ Thousands)		13,710

MUNICIPAL BONDS – 2.4%
California – 0.2%
California State, Sub-Ser A, GO
Callable 07/05/2017 @ 100 0.870%, 05/01/2040 (C)(D)	335	335

Connecticut – 0.5%
Connecticut State, Development Authority, AMT, RB Callable 07/05/2017 @ 100
0.950%, 08/01/2023 (C)(D)	1,000	1,000

New Jersey – 0.9%
RBC Municipal Products Trust, Ser E-82, RB Callable 07/31/2017 @ 100
1.220%, 12/17/2018 (B)(C)(D)	1,000	1,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
RBC Municipal Products Trust, Ser E-83, RB
Callable 08/04/2017 @ 100
1.220%, 12/17/2018 (B)(C)(D)	$1,000	$1,000

		2,000

Texas – 0.4%
North Texas, Tollway Authority, Ser D, RB
Callable 04/01/2018 @ 100
0.900%, 01/01/2049 (C)(D)	1,000	1,000

Wyoming – 0.4%
Sweetwater County, RB
Callable 07/05/2017 @ 100
0.920%, 11/01/2024 (C)(D)	1,000	1,000

Total Municipal Bonds (Cost $5,335) ($ Thousands)		5,335

CERTIFICATES OF DEPOSIT – 33.3%
Bank of America
1.054%, 09/18/2017	3,000	3,001
Bank of Nova Scotia
1.570%, 11/01/2017 (B)	2,000	2,002
Bank of Tokyo-Mitsubishi UFJ NY
1.520%, 11/06/2017	3,000	3,002
Canadian Imperial Bank of Commerce
1.601%, 12/01/2017	1,500	1,500
1.352%, 07/16/2018	2,500	2,500
Citibank
1.110%, 07/24/2017	3,000	3,000
Commonwealth Bank of Australia
1.602%, 02/09/2018 (B)	1,000	1,002
1.586%, 12/08/2017 (B)	2,000	2,003
1.569%, 02/15/2018 (B)	1,500	1,503
Kookmin Bank
1.717%, 08/10/2017	1,500	1,501
National Australia Bank
1.563%, 12/06/2017 (B)	4,000	4,005
Norinchukin Bank
1.766%, 07/24/2017	2,000	2,001
1.500%, 10/27/2017	1,200	1,200
1.377%, 10/13/2017	1,700	1,701
1.340%, 09/05/2017	1,500	1,500
1.170%, 08/08/2017	2,000	2,000
Royal Bank of Canada NY
1.449%, 04/19/2018	3,500	3,502
1.434%, 03/07/2018	2,000	2,002
1.409%, 07/16/2018	1,000	1,000
Sumitomo Mitsui Banking
1.492%, 11/20/2017	2,000	2,001
1.396%, 11/22/2017	4,000	4,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
1.376%, 10/04/2017	$1,500	$1,500
Sumitomo Mitsui Trust Bank Limited
1.494%, 11/21/2017	4,000	4,002
1.409%, 01/19/2018	5,000	5,000
Swedbank
1.120%, 07/05/2017	8,000	8,000
Toronto-Dominion Bank MTN
1.467%, 03/13/2018	2,500	2,503
1.400%, 12/08/2017	2,000	2,001
Toyota Motor Credit
1.409%, 03/14/2018	2,000	2,000
Westpac Banking
1.616%, 01/09/2018	1,000	1,002
1.506%, 10/20/2017 (B)	2,000	2,002

Total Certificates of Deposit
(Cost $73,904) ($ Thousands)		73,937

	Shares
CASH EQUIVALENT – 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	599	1

Total Cash Equivalent (Cost $1) ($ Thousands)		1

	Face Amount (Thousands)
REPURCHASE AGREEMENTS(E) – 12.1%
Goldman Sachs 1.070%, dated 0, to be repurchased on 07/03/2017, repurchase price $12,001,070 (collateralized by a FNMA obligations, ranging in par value $45,781,768 - 69,871, 3.000% - 6.000%, 01/01/2023 - 02/01/2047; total market value $12,360,001)	12,000	12,000
Toronto Dominion Bank 1.150%, dated 0, to be repurchased on 07/03/2017, repurchase price $15,001,438 (collateralized by a FNM Aobligation and U.S. Treasury Notes, ranging in par value $40 – 15,303,737, 0.000% - 4.000%, 07/20/2017 – 01/01/2044; total market value $15,399,933)	15,000	15,000

Total Repurchase Agreements (Cost $27,000) ($ Thousands)		27,000

Total Investments – 100.0% (Cost $222,150) ($ Thousands) @		$222,193

Percentages are based on Net Assets of $222,231 ($ Thousands).

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Conservative Income Fund (Concluded)

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $96,955 ($ Thousands), representing 43.6% of the Net Assets of the Fund.

(C)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Tri-Party Repurchase Agreement.

AMT – Alternative Minimum Tax

Cl – Class

GO – General Obligation

LLC – Limited Liability Company

MTN – Medium Term Note

RB – Revenue Bond

Ser – Series

@ At June 30, 2017, the tax basis cost of the Fund's investments was $222,150 ($ Thousands), and the unrealized appreciation and depreciation were $52 ($ Thousands) and $(9) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$102,210	$–	$102,210
Corporate Obligations	–	13,710	–	13,710
Municipal Bonds	–	5,335	–	5,335
Certificates of Deposit	–	73,937	–	73,937
Cash Equivalent	1	–	–	1
Repurchase Agreements	–	27,000	–	27,000

Total Investments in Securities	$1	$222,192	$–	$222,193

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$51	$49,873	$(49,923)	$1	$1

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MUNICIPAL BONDS – 100.5%
Alabama – 3.1%
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser F, RB
0.910%, 04/01/2028 (A)	$5,000		$5,000

Alaska – 3.1%
Alaska State, Housing Finance Authority, Ser B, RB Callable 07/06/2017 @ 100
0.890%, 12/01/2041 (A)	5,000		5,000

Arizona – 0.7%
Arizona State University, Board of Regents, Ser A, RB Callable 07/05/2017 @ 100
0.880%, 07/01/2034 (A)	1,200		1,200

California – 1.7%
Palm Desert, Redevelopment Agency Successor, Ser A, TA
2.000%, 10/01/2017	400		401
Tender Option Bond Trust Receipts, GO Callable 08/04/2017 @ 100
1.250%, 08/01/2037 (A)(B)		2,400	2,400

			2,801

Connecticut – 1.2%
Connecticut State, Housing Finance Authority, Sub-Ser C-3, RB Callable 07/05/2017 @ 100
0.920%, 11/15/2045 (A)	1,000		1,000
Connecticut State, Ser F, GO
4.000%, 11/15/2017	1,000		1,011

			2,011

Florida – 8.3%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC Callable 08/01/2017 @ 100
1.040%, 11/15/2029 (A)	700		700
JEA, Electric System Revenue, Sub-Ser A, RB
2.000%, 10/01/2017	500		501
Miami-Dade County, Industrial Development Authority, RB Callable 07/04/2017 @ 100
0.910%, 04/01/2032 (A)(C)	5,695		5,695
Miami-Dade County, Water & Sewer System Bonds, RB
0.890%, 08/08/2017	5,000		5,000
Monroe County, School District, RB
2.000%, 10/01/2017	100		100
Orange County, Health Facilities Authority, RB
2.000%, 08/01/2017	500		501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
USF Financing, Master Lease Program, Ser A, COP
4.000%, 07/01/2017	$1,000	$1,000

		13,497

Georgia – 3.8%
Municipal Electric Authority of Georgia, Project One, Sub-Ser B, RB Callable 07/05/2017 @ 100
0.920%, 01/01/2048 (A)(C)	6,100	6,100

Illinois – 4.4%
Elmhurst, Industrial Development Revenue Authority, Randall Manufacturing Production Project, AMT, RB Callable 07/05/2017 @ 100
1.360%, 02/01/2027 (A)(C)	1,565	1,565
Illinois State, Finance Authority, Ser B, RB Callable 07/04/2017 @ 100
0.870%, 11/01/2038 (A)	3,000	3,000
Saint Clair County, McKendree College Project, RB
0.980%, 06/01/2034 (A)	1,180	1,180
Tender Option Bond Trust Receipts, RB
0.940%, 08/16/2018 (A)(B)	1,300	1,300

		7,045

Indiana – 7.0%
Elkhart County, Multi-Family Housing Revenue Bonds, Ser A, RB Callable 07/04/2017 @ 100
0.960%, 09/01/2043 (A)(C)	4,100	4,100
Indiana State, Finance Authority, Goodwill Industries of Central Indiana Project, RB
0.950%, 12/01/2036	800	800
Indiana State, Finance Authority, RB
0.870%, 02/01/2039 (A)	6,400	6,400

		11,300

Iowa – 7.0%
Iowa State, Finance Authority, Cedarwood Hills Project, RB
0.950%, 05/01/2031 (A)	3,000	3,000
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 07/05/2017 @ 100
1.150%, 04/02/2022 (A)(C)	4,300	4,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB Callable 07/05/2017 @ 100
0.920%, 05/01/2023 (A)	2,500	2,500

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, Mid-American Energy Project, RB Callable 08/01/2017 @ 100
0.920%, 09/01/2036 (A)	$1,500	$1,500

		11,300

Kansas – 1.5%
Manhattan, Industrial Development Revenue Bonds, Florence Kansas Project, AMT, RB Callable 07/04/2017 @ 100
0.950%, 04/01/2028 (A)(C)	2,400	2,400

Kentucky – 3.7%
Louisville & Jefferson County, Metropolitan Sewer District, RB
3.500%, 11/15/2017	6,000	6,058

Louisiana – 1.8%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 08/01/2017 @ 100
0.980%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, RB
0.950%, 08/01/2050 (A)	500	500
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, RB Callable 07/05/2017 @ 100
0.910%, 12/01/2040 (A)	100	100
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB Callable 07/05/2017 @ 100
0.950%, 12/01/2043 (A)	200	200
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser C, RB Callable 07/05/2017 @ 100
0.910%, 12/01/2043 (A)	100	100

		2,900

Maryland – 1.3%
Maryland State, Community Development Authority, RB
0.970%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Authority, RB
0.970%, 04/01/2033 (A)(C)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Housing Opportunites Commission, Multi-Family Housing Development Bonds, Ser C, RB, GNMA/ FNMA/FHLMC Callable 07/04/2017 @ 100
0.890%, 07/01/2036 (A)(C)	$50	$50

		2,120

Massachusetts – 4.3%
Massachusetts State, Department of Transportation, Ser A-1, RB Callable 07/05/2017 @ 100
0.890%, 01/01/2029 (A)	400	400
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB Callable 07/05/2017 @ 100
0.910%, 08/01/2037 (A)	1,600	1,600
Quincy, BAN, GO
2.000%, 01/19/2018	2,000	2,011
Salisbury, BAN, GO
2.000%, 09/15/2017	1,000	1,002
Scituate, BAN, GO
2.000%, 02/02/2018	2,000	2,014

		7,027

Michigan – 1.7%
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB Callable 07/04/2017 @ 100
1.020%, 11/01/2040 (A)(C)	1,960	1,960
Michigan State, Strategic Fund, Kay Screen Printing Project, AMT, RB Callable 07/04/2017 @ 100
1.090%, 05/01/2020 (A)(C)	800	800

		2,760

Minnesota – 1.2%
RBC Municipal Products Trust, Ser E-19, RB Callable 08/01/2017 @ 100
0.930%, 10/01/2018 (A)(B)(C)	2,000	2,000

Mississippi – 0.2%
Mississippi State, Development Bank, RB
2.000%, 01/01/2018	250	251

Missouri – 1.4%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB Callable 07/04/2017 @ 100
0.940%, 04/15/2034 (A)(C)	2,300	2,300

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada – 1.2%
Clark County, Airport System Revenue, Ser D-2, RB
0.870%, 07/01/2040 (A)	$1,875	$1,875

New Jersey – 4.6%
Burlington County, Bridge Commission, Sub- Ser 2016, RB
2.000%, 11/16/2017	5,000	5,018
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2017	500	500
Passaic County, BAN, Ser A, GO
2.000%, 12/11/2017	1,000	1,004
Wayne Township, BAN, GO
2.000%, 07/14/2017	1,000	1,000

		7,522

New York – 14.2%
Albany, Industrial Development Agency, Medical Center Hospital Project, Ser A, RB Callable 07/04/2017 @ 100
0.960%, 07/01/2035 (A)(C)	2,000	2,000
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB Callable 07/04/2017 @ 100
0.900%, 11/01/2048 (A)(C)	2,000	2,000
New York City, Housing Development Authority, Multi-Family Housing Revenue Bonds, Ser C4, RB
0.890%, 05/01/2057 (A)	1,700	1,700
New York City, Industrial Development Agency, Jewish Board of Family Services, RB Callable 07/04/2017 @ 100
0.890%, 07/01/2025 (A)(C)	1,800	1,800
New York City, Sub-Ser J-8-R, GO Callable 08/04/2017 @ 100
0.950%, 08/01/2021 (A)(C)	5,000	5,000
New York State, Dormitory Authority, Rockefeller University Project, Ser B, RB Callable 07/05/2017 @ 100
0.910%, 07/01/2040 (A)	1,500	1,500
New York State, Housing Finance Agency, RB Callable 07/04/2017 @ 100
0.920%, 05/15/2041 (A)(C)	4,500	4,500
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 07/04/2017 @ 100
1.160%, 06/01/2024 (A)(C)	860	860

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, RB Callable 02/15/2027 @ 100
0.860%, 02/15/2042 (A)(B)	$2,000	$2,000
Triborough Bridge & Tunnel Authority, Ser A, RB Callable 08/04/2017 @ 100
0.890%, 11/01/2035 (A)(C)	200	200
Westchester County, Industrial Development Authority, RB
0.890%, 11/01/2024 (A)	1,500	1,500

		23,060

Ohio – 3.8%
Deer Park, School District, BAN, GO
2.000%, 07/13/2017	1,000	1,000
Franklin County, HealthCare Facilities Refunding and Improvement Authority, Ohio Presbyterian Retirement Services Project, RB Callable 07/06/2017 @ 100
0.940%, 07/01/2035 (A)(C)	400	400
Hamilton County, HealthCare Facilities Authority, Children's Home Project, RB Callable 07/04/2017 @ 100
0.920%, 03/01/2033 (A)(C)	1,000	1,000
Hamilton, Multi-Family Housing Authority, Affordable Housing Project, Ser B, RB Callable 07/05/2017 @ 100
1.080%, 01/01/2035 (A)(C)	1,694	1,694
Kirtland, Various Purpose, Ser 2017, BAN
2.000%, 06/21/2018	500	504
Ohio State University, Ser B-1, RB Callable 08/01/2017 @ 100
0.850%, 12/01/2034 (A)	500	500
Winton Woods City, School District, BAN, GO
1.750%, 07/27/2017	1,100	1,101

		6,199

Oregon – 0.3%
Oregon State, Veterans' Welfare Bonds, GO Callable 07/05/2017 @ 100
0.900%, 06/01/2040 (A)	500	500

Pennsylvania – 1.4%
Montgomery County, Industrial Development Authority, RB
1.040%, 11/15/2029 (A)	1,700	1,700
Philadelphia Gas Works Authority, Ser D, RB Callable 08/01/2017 @ 100
0.910%, 08/01/2031 (A)(C)	600	600

		2,300

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island – 1.2%
East Providence, GO
2.000%, 07/27/2017	$2,000	$2,001

Tennessee – 6.5%
Clarksville, Public Building Authority, RB Callable 08/01/2017 @ 100
0.970%, 06/01/2029 (A)(C)	5,000	5,000
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB Callable 07/06/2017 @ 100
0.960%, 12/15/2042 (A)(C)	5,500	5,500

		10,500

Texas – 4.1%
Fort Bend, Independent School District, Ser A, RB
0.940%, 09/01/2017	2,000	2,000
Harris County, Cultural Education Facilities Finance, Sub-Ser C-1, RB Callable 07/05/2017 @ 100
0.950%, 12/01/2024 (A)	100	100
Houston (City of) TECP, Ser E2, GO
0.950%, 07/27/2017	2,000	2,000
Texas State, GO Callable 08/01/2017 @ 100
0.890%, 12/01/2047 (A)	2,500	2,500

		6,600

Utah – 1.7%
Emery County, Pollution Control, RB Callable 07/05/2017 @ 100
0.900%, 11/01/2024 (A)(C)	2,800	2,800

Virginia – 2.5%
Albemarle County, Industrial Development Authority, Jefferson Scholars Foundation Project, RB Callable 07/04/2017 @ 100
0.960%, 10/01/2037 (A)(C)	2,000	2,000
Lexington, Industrial Development Authority, RB
Callable 07/05/2017 @ 100
0.900%, 01/01/2035 (A)	1,000	1,000
Loudoun County, Economic Development Authority, RB
5.000%, 12/01/2017	1,000	1,016

		4,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington – 0.3%
King & Pierce County, Auburn School District No. 408, GO
3.000%, 12/01/2017	$400	$403

Wisconsin – 1.3%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
Callable 07/04/2017 @ 100
1.090%, 12/01/2020 (A)(C)	700	700
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
Callable 07/05/2017 @ 100
0.920%, 01/01/2031 (A)	1,400	1,400

		2,100

Total Municipal Bonds
(Cost $162,956) ($ Thousands)		162,946

Total Investments – 100.5%
(Cost $162,956) ($ Thousands) @		$162,946

Percentages are based on Net Assets of $162,150 ($ Thousands).

(A)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $7,700 ($ Thousands), representing 4.7% of the Net Assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGC – Assured Guaranty Corporation

AMT – Alternative Minimum Tax

BAN – Bond Anticipation Note

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

TECP – Tax-Exempt Commercial Paper

@	At June 30, 2017, the tax basis cost of the Fund’s investments was $162,956 ($ Thousands), and the unrealized appreciation and depreciation were $5 ($ Thousands) and $(15) ($ Thousands), respectively.

As of June 30, 2017, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Tax-Free Conservative Income Fund (Concluded)

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 99.9%
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019	$10,431	$10,769
1.875%, 07/15/2019	11,875	12,376
1.375%, 07/15/2018	10,721	10,891
1.375%, 01/15/2020	14,423	14,948
1.250%, 07/15/2020	22,114	23,054
1.125%, 01/15/2021	25,214	26,183
0.625%, 07/15/2021	26,897	27,566
0.125%, 04/15/2019	36,789	36,806
0.125%, 04/15/2020	37,017	37,074
0.125%, 04/15/2021	32,187	32,138
0.125%, 01/15/2022	29,686	29,642
0.125%, 04/15/2022	11,271	11,217

Total U.S. Treasury Obligations

(Cost $273,967) ($ Thousands)		272,664

	Shares
CASH EQUIVALENT – 0.2%
SEI Daily Income Trust, Government Fund, Cl F 0.760%**†	406,996	407

Total Cash Equivalent
(Cost $407) ($ Thousands)		407

Total Investments – 100.1%
(Cost $274,374) ($ Thousands) @		$273,071

Percentages are based on Net Assets of $272,903 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.

Cl – Class

@ At June 30, 2017, the tax basis cost of the Fund's investments was $274,374 ($ Thousands), and the unrealized appreciation and depreciation were $274 ($ Thousands) and $(1,577) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$272,664	$–	$272,664
Cash Equivalent	407	–	–	407

Total Investments in Securities	$407	$272,664	$–	$273,071

For the period ended June 30, 2017, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “– ” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 5,456	$ 41,847	$ (46,896)	$ –	$ –	$ 407	$ 3

Totals	$ 5,456	$ 41,847	$ (46,896)	$ –	$ –	$ 407	$ 3

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.7%
Consumer Discretionary – 12.1%
Advance Auto Parts	2,494	$291
Amazon.com, Cl A *	13,236	12,812
Autonation *	2,116	89
Autozone *	925	528
Bed Bath & Beyond	4,655	142
Best Buy	8,678	498
BorgWarner	6,601	280
CarMax *	5,956	376
Carnival	13,680	897
CBS, Cl B	12,088	771
Charter Communications, Cl A *	7,200	2,425
Chipotle Mexican Grill, Cl A *	923	384
Coach	9,034	428
Comcast, Cl A	157,980	6,149
Darden Restaurants	4,234	383
Delphi Automotive	9,041	792
Discovery Communications, Cl A *	5,229	135
Discovery Communications, Cl C *	6,593	166
DISH Network, Cl A *	7,700	483
Dollar General	8,473	611
Dollar Tree *	7,685	537
DR Horton	11,386	394
Expedia	4,015	598
Foot Locker, Cl A	4,500	222
Ford Motor	129,176	1,445
Gap	7,698	169
Garmin	4,004	204
General Motors	45,977	1,606
Genuine Parts	5,004	464
Goodyear Tire & Rubber	8,516	298
H&R Block	6,610	204
Hanesbrands	12,167	282
Harley-Davidson, Cl A	5,555	300
Hasbro	3,798	424
Hilton Worldwide Holdings	7,000	433
Home Depot	39,782	6,103
Interpublic Group	12,597	310
Johnson Controls International	31,138	1,350
Kohl's	5,727	221
L Brands	8,008	432
Leggett & Platt	4,165	219
Lennar, Cl A	6,474	345
LKQ *	10,300	339
Lowe's	28,445	2,205
Macy's	9,930	231
Marriott International, Cl A	10,251	1,028
Mattel	11,299	243
McDonald's	27,107	4,152
Michael Kors Holdings *	5,628	204
Mohawk Industries *	2,058	497
NetFlix *	14,420	2,154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newell Brands, Cl B	15,813	$848
News, Cl A	12,630	173
News, Cl B	5,000	71
Nike, Cl B	43,938	2,592
Nordstrom	3,566	171
Omnicom Group	7,569	627
O'Reilly Automotive *	3,012	659
Priceline Group *	1,609	3,010
PulteGroup	9,743	239
PVH	2,720	311
Ralph Lauren, Cl A	1,660	123
Ross Stores	13,135	758
Royal Caribbean Cruises	5,510	602
Scripps Networks Interactive, Cl A	3,394	232
Signet Jewelers	2,113	134
Staples	22,601	228
Starbucks	48,357	2,820
Target, Cl A	18,384	961
Tiffany	3,498	328
Time Warner	25,923	2,603
TJX	21,538	1,554
Tractor Supply	4,446	241
TripAdvisor *	3,697	141
Twenty-First Century Fox, Cl A	34,362	974
Twenty-First Century Fox, Cl B	16,200	452
Ulta Beauty *	1,900	546
Under Armour, Cl A *	6,546	142
Under Armour, Cl C *	6,681	135
VF	11,040	636
Viacom, Cl B	11,830	397
Walt Disney	48,381	5,140
Whirlpool	2,509	481
Wyndham Worldwide	3,519	353
Wynn Resorts	2,617	351
Yum! Brands	10,897	804

		86,090

Consumer Staples – 8.8%
Altria Group	64,169	4,779
Archer-Daniels-Midland	19,041	788
Brown-Forman, Cl B	5,928	288
Campbell Soup	6,272	327
Church & Dwight	8,700	451
Clorox	4,422	589
Coca-Cola	127,982	5,740
Colgate-Palmolive	29,548	2,190
Conagra Brands	13,792	493
Constellation Brands, Cl A	5,770	1,118
Costco Wholesale	14,576	2,331
Coty, Cl A	14,849	279
CVS Health	33,799	2,720
Dr Pepper Snapple Group	6,089	555

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	7,344	$705
General Mills	19,441	1,077
Hershey	4,686	503
Hormel Foods	8,716	297
JM Smucker	3,904	462
Kellogg	8,194	569
Kimberly-Clark	11,877	1,534
Kraft Heinz	19,700	1,687
Kroger	30,748	717
McCormick	3,714	362
Molson Coors Brewing, Cl B	6,324	546
Mondelez International, Cl A	50,153	2,166
Monster Beverage *	13,365	664
PepsiCo	47,540	5,490
Philip Morris International	51,637	6,065
Procter & Gamble	85,109	7,417
Reynolds American	27,364	1,780
Sysco, Cl A	16,643	838
Tyson Foods, Cl A	9,475	593
Walgreens Boots Alliance	28,307	2,217
Wal-Mart Stores	49,976	3,782
Whole Foods Market	10,451	440

		62,559

Energy – 5.9%
Anadarko Petroleum, Cl A	18,993	861
Apache	12,501	599
Baker Hughes	14,115	769
Cabot Oil & Gas	15,798	396
Chesapeake Energy *	27,402	136
Chevron	63,026	6,576
Cimarex Energy	3,149	296
Concho Resources *	4,900	596
ConocoPhillips	40,786	1,793
Devon Energy	17,526	560
EOG Resources	19,027	1,722
EQT	6,005	352
ExxonMobil	140,900	11,375
Halliburton	28,842	1,232
Helmerich & Payne	3,743	203
Hess	8,574	376
Kinder Morgan	64,714	1,240
Marathon Oil	28,192	334
Marathon Petroleum	17,737	928
Murphy Oil	5,395	138
National Oilwell Varco, Cl A	12,230	403
Newfield Exploration *	6,373	181
Noble Energy	15,037	426
Occidental Petroleum	25,300	1,515
Oneok	12,654	660
Phillips 66	14,499	1,199
Pioneer Natural Resources	5,692	908

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Range Resources	5,587	$130
Schlumberger, Cl A	46,437	3,057
TechnipFMC *	15,213	414
Tesoro	5,103	478
Transocean *	12,231	101
Valero Energy	14,697	992
Williams	27,946	846

		41,792

Financials – 13.9%
Affiliated Managers Group	1,929	320
Aflac	13,209	1,026
Allstate	12,312	1,089
American Express	25,113	2,116
American International Group	29,405	1,838
Ameriprise Financial	5,117	651
Aon	8,709	1,158
Arthur J. Gallagher	6,000	344
Assurant	1,782	185
Bank of America	331,145	8,034
Bank of New York Mellon	34,943	1,783
BB&T	26,756	1,215
Berkshire Hathaway, Cl B *	63,330	10,726
BlackRock	4,015	1,696
Capital One Financial	16,215	1,340
CBOE Holdings	2,900	265
Charles Schwab	40,835	1,754
Chubb	15,466	2,248
Cincinnati Financial	4,793	347
Citigroup	91,745	6,136
Citizens Financial Group	16,900	603
CME Group	11,348	1,421
Comerica	5,973	437
Discover Financial Services	12,546	780
E*Trade Financial *	9,370	356
Everest Re Group	1,400	356
Fifth Third Bancorp	24,251	630
Franklin Resources	11,236	503
Goldman Sachs Group	12,321	2,734
Hartford Financial Services Group	12,361	650
Huntington Bancshares	35,047	474
Intercontinental Exchange	19,880	1,311
Invesco	13,712	483
JPMorgan Chase	118,417	10,823
KeyCorp	37,152	696
Leucadia National	10,640	278
Lincoln National	7,609	514
Loews	9,489	444
M&T Bank	5,108	827
Marsh & McLennan	17,317	1,350
MetLife	36,212	1,989
Moody's	5,404	658

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	47,217	$2,104
Nasdaq, Cl A	3,987	285
Navient	10,409	173
Northern Trust	7,171	697
People's United Financial	11,889	210
PNC Financial Services Group	16,197	2,023
Principal Financial Group, Cl A	8,833	566
Progressive	19,021	839
Prudential Financial	14,377	1,555
Raymond James Financial	4,100	329
Regions Financial	40,460	592
S&P Global	8,578	1,252
SunTrust Banks	16,239	921
Synchrony Financial	25,901	772
T. Rowe Price Group	8,140	604
Torchmark, Cl A	3,435	263
Travelers	9,252	1,171
Unum Group	7,663	357
US Bancorp	52,902	2,747
Wells Fargo	149,533	8,286
Willis Towers Watson	4,247	618
XL Group	8,914	390
Zions Bancorporation	6,937	305

		99,647

Health Care – 13.8%
Abbott Laboratories	57,425	2,791
AbbVie	53,025	3,845
Aetna, Cl A	11,116	1,688
Agilent Technologies	10,685	634
Alexion Pharmaceuticals *	7,608	926
Align Technology *	2,600	390
Allergan	11,280	2,742
AmerisourceBergen, Cl A	5,554	525
Amgen, Cl A	24,563	4,230
Anthem	8,738	1,644
Baxter International	16,292	986
Becton Dickinson	7,552	1,473
Biogen *	7,150	1,940
Boston Scientific *	45,192	1,253
Bristol-Myers Squibb	55,438	3,089
C.R. Bard	2,397	758
Cardinal Health	10,403	811
Celgene, Cl A *	26,094	3,389
Centene *	5,800	463
Cerner *	9,812	652
Cigna	8,510	1,425
Cooper, Cl A	1,600	383
DaVita HealthCare Partners *	5,357	347
DENTSPLY SIRONA	7,671	497
Edwards Lifesciences, Cl A *	7,072	836
Eli Lilly	32,513	2,676

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Envision Healthcare *	3,836	$240
Express Scripts Holding *	20,032	1,279
Gilead Sciences	43,713	3,094
HCA Healthcare *	9,743	850
Henry Schein *	2,722	498
Hologic *	9,500	431
Humana	4,890	1,177
Idexx Laboratories *	2,900	468
Illumina *	4,800	833
Incyte *	5,800	730
Intuitive Surgical *	1,246	1,165
Johnson & Johnson	89,844	11,885
Laboratory Corp of America Holdings *	3,417	527
Mallinckrodt *	3,211	144
McKesson	7,037	1,158
Medtronic	45,641	4,051
Merck	90,966	5,830
Mettler Toledo International *	900	530
Mylan *	15,326	595
Patterson	2,462	116
PerkinElmer	3,569	243
Perrigo	4,976	376
Pfizer	198,557	6,670
Quest Diagnostics	4,478	498
Regeneron Pharmaceuticals *	2,515	1,235
Stryker	10,476	1,454
Thermo Fisher Scientific	13,111	2,287
UnitedHealth Group	32,111	5,954
Universal Health Services, Cl B	2,842	347
Varian Medical Systems *	2,965	306
Vertex Pharmaceuticals *	8,258	1,064
Waters *	2,720	500
Zimmer Biomet Holdings	6,653	854
Zoetis, Cl A	16,373	1,021

		98,803

Industrials – 10.0%
3M	19,926	4,148
Acuity Brands	1,500	305
Alaska Air Group	4,200	377
Allegion	3,194	259
American Airlines Group	16,825	847
Ametek	7,364	446
Arconic	13,992	317
Boeing	18,909	3,739
C.H. Robinson Worldwide	4,587	315
Caterpillar, Cl A	19,645	2,111
Cintas	2,852	360
CSX	30,388	1,658
Cummins	5,063	821
Danaher, Cl A	20,191	1,704
Deere	9,713	1,200

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Air Lines, Cl A	24,422	$1,312
Dover	5,246	421
Eaton	15,039	1,171
Emerson Electric	21,726	1,295
Equifax	3,876	533
Expeditors International of Washington	5,808	328
Fastenal, Cl A	9,222	401
FedEx	8,269	1,797
Flowserve	4,554	212
Fluor	4,592	210
Fortive	9,995	633
Fortune Brands Home & Security	5,300	346
General Dynamics	9,365	1,855
General Electric	289,593	7,822
Honeywell International	25,452	3,393
IHS Markit *	10,400	458
Illinois Tool Works	10,331	1,480
Ingersoll-Rand	8,603	786
Jacobs Engineering Group	3,921	213
JB Hunt Transport Services	2,845	260
Kansas City Southern	3,563	373
L3 Technologies	2,619	438
Lockheed Martin	8,293	2,302
Masco	10,323	394
Nielsen Holdings	11,180	432
Norfolk Southern	9,502	1,156
Northrop Grumman	5,761	1,479
PACCAR	11,719	774
Parker-Hannifin, Cl A	4,352	696
Pentair	5,377	358
Quanta Services *	5,282	174
Raytheon	9,699	1,566
Republic Services	7,762	495
Robert Half International	4,159	199
Rockwell Automation	4,235	686
Rockwell Collins	5,530	581
Roper Technologies	3,414	791
Snap-on	1,855	293
Southwest Airlines, Cl A	20,233	1,257
Stanley Black & Decker	5,011	705
Stericycle, Cl A *	2,826	216
Textron	9,137	430
TransDigm Group	1,600	430
Union Pacific	26,919	2,932
United Continental Holdings *	9,300	700
United Parcel Service, Cl B	22,811	2,523
United Rentals *	2,699	304
United Technologies	24,732	3,020
Verisk Analytics, Cl A *	5,200	439
Waste Management	13,282	974
WW Grainger	1,747	315

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	5,948	$330

		71,295

Information Technology – 21.5%

Accenture, Cl A	20,748	2,566
Activision Blizzard	22,900	1,318
Adobe Systems *	16,364	2,315
Advanced Micro Devices *	24,600	307
Akamai Technologies *	5,474	273
Alliance Data Systems	1,846	474
Alphabet, Cl A *	9,969	9,268
Alphabet, Cl C *	9,993	9,081
Amphenol, Cl A	10,120	747
Analog Devices	12,392	964
Ansys *	3,000	365
Apple	173,730	25,021
Applied Materials	35,671	1,474
Autodesk, Cl A *	6,405	646
Automatic Data Processing	14,942	1,531
Broadcom, Cl A	13,375	3,117
CA	9,933	342
Cars.com *	1	–
Cisco Systems	165,972	5,195
Citrix Systems *	5,326	424
Cognizant Technology Solutions, Cl A	20,077	1,333
Corning, Cl B	30,371	913
CSRA	4,666	148
DXC Technology	9,376	719
eBay *	33,347	1,164
Electronic Arts *	10,328	1,092
F5 Networks, Cl A *	2,191	278
Facebook, Cl A *	78,771	11,893
Fidelity National Information Services, Cl B	10,853	927
Fiserv, Cl A *	7,082	866
Flir Systems	4,892	170
Gartner *	2,900	358
Global Payments	5,147	465
Harris	4,227	461
Hewlett Packard Enterprise	54,410	903
HP	55,310	967
Intel	156,597	5,284
International Business Machines	28,368	4,364
Intuit	7,985	1,061
Juniper Networks	12,533	349
KLA-Tencor	5,149	471
Lam Research	5,320	752
MasterCard, Cl A	31,282	3,799
Microchip Technology	7,737	597
Micron Technology *	34,171	1,020
Microsoft	257,296	17,735
Motorola Solutions	5,502	477
NetApp	9,028	362

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nvidia	19,848	$2,869
Oracle, Cl B	100,333	5,031
Paychex	10,700	609
PayPal Holdings *	37,285	2,001
Qorvo *	4,305	273
Qualcomm	49,268	2,721
Red Hat *	5,960	571
salesforce.com *	22,372	1,937
Seagate Technology	9,543	370
Skyworks Solutions	6,007	576
Symantec, Cl A	20,008	565
Synopsys *	4,800	350
TE Connectivity	11,703	921
Texas Instruments	33,211	2,555
Total System Services	5,367	313
VeriSign *	3,078	286
Visa, Cl A	61,532	5,770
Western Digital	9,638	854
Western Union	15,577	297
Xerox	7,289	209
Xilinx	8,087	520

		153,954

Materials – 2.7%
Air Products & Chemicals	7,161	1,024
Albemarle	3,800	401
Avery Dennison	2,776	245
Ball	11,512	486
CF Industries Holdings	7,137	200
Dow Chemical, Cl A	37,489	2,364
E.I. Du Pont de Nemours	28,765	2,322
Eastman Chemical	4,998	420
Ecolab	8,554	1,136
FMC	4,449	325
Freeport-McMoRan, Cl B *	44,162	530
International Flavors & Fragrances	2,515	340
International Paper	13,873	785
LyondellBasell Industries, Cl A	11,043	932
Martin Marietta Materials, Cl A	2,065	460
Monsanto	14,528	1,720
Mosaic	11,110	254
Newmont Mining	17,404	564
Nucor	10,548	610
PPG Industries	8,570	942
Praxair	9,433	1,250
Sealed Air	6,358	285
Sherwin-Williams, Cl A	2,713	952
Vulcan Materials	4,430	561
WestRock	8,092	458

		19,566

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate – 2.8%
Alexandria Real Estate Equities ‡	3,100	$373
American Tower, Cl A ‡	14,016	1,855
Apartment Investment & Management, Cl A ‡	5,343	230
AvalonBay Communities ‡	4,522	869
Boston Properties ‡	5,108	628
CBRE Group, Cl A *	9,625	350
Crown Castle International ‡	12,328	1,235
Digital Realty Trust, Cl A ‡	5,300	599
Equinix ‡	2,559	1,098
Equity Residential ‡	12,233	805
Essex Property Trust ‡	2,160	556
Extra Space Storage ‡	4,300	335
Federal Realty Investment Trust ‡	2,400	303
GGP ‡	19,597	462
HCP ‡	15,230	487
Host Hotels & Resorts ‡	24,912	455
Iron Mountain ‡	7,776	267
Kimco Realty ‡	14,296	262
Macerich ‡	4,165	242
Mid-America Apartment Communities ‡	3,900	411
ProLogis ‡	17,471	1,025
Public Storage ‡	4,900	1,022
Realty Income ‡	9,018	498
Regency Centers ‡	4,900	307
Simon Property Group ‡	10,658	1,724
SL Green Realty ‡	3,415	361
UDR ‡	8,900	347
Ventas ‡	11,610	807
Vornado Realty Trust ‡	5,731	538
Welltower ‡	12,107	906
Weyerhaeuser ‡	24,760	829

		20,186

Telecommunication Services – 2.1%
AT&T	204,503	7,716
CenturyTel	18,042	431
Level 3 Communications *	9,581	568
Verizon Communications	136,098	6,078

		14,793

Utilities – 3.1%
AES	22,612	251
Alliant Energy	7,800	313
Ameren	7,844	429
American Electric Power	16,129	1,120
American Water Works	6,100	476
Centerpoint Energy	14,417	395
CMS Energy	9,113	421
Consolidated Edison	10,178	823
Dominion Resources	20,804	1,594
DTE Energy	6,041	639

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy	23,198	$1,939
Edison International	10,790	844
Entergy	6,077	467
Eversource Energy	10,344	628
Exelon	30,390	1,096
FirstEnergy	14,521	423
NextEra Energy	15,698	2,200
NiSource	11,013	279
NRG Energy	10,564	182
PG&E	17,193	1,141
Pinnacle West Capital	3,794	323
PPL	23,139	895
Public Service Enterprise Group	16,557	712
SCANA	4,880	327
Sempra Energy	8,268	932
Southern	33,282	1,594
WEC Energy Group	10,437	641
Xcel Energy	16,746	768

		21,852

Total Common Stock
(Cost $586,094) ($ Thousands)		690,537

Total Investments – 96.7%
(Cost $586,094) ($ Thousands) @		$690,537

	Contracts

PURCHASED OPTION* – 0.2%
September 2017 Put on SPX, Expires 09/16/2017,
Strike Price $2,320	590	1,127

Total Purchased Option
(Cost $1,134) ($ Thousands)		$1,127

WRITTEN OPTION* – (0.1)%
September 2017 Put on SPX, Expires 09/16/2017
Strike Price $2,200	(590)	(516)

Total Written Option
(Premiums Received $(529)) ($ Thousands)		$(516)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC40 10 Euro Index	481	Jul-2017	$(786)
Dax Index	80	Sep-2017	(846)
IBEX	236	Jul-2017	(1,026)
S&P 500 Index E-MINI	(1,121)	Sep-2017	876
TOPIX Index	499	Sep-2017	365

			$(1,417)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/10/17	USD	3,760	JPY	421,398	$(7)
07/10/17	USD	13,294	CAD	17,725	358
07/10/17	USD	13,656	MXN	259,999	685
07/10/17	USD	17,426	TWD	530,541	16
07/10/17	USD	17,641	SGD	24,411	93
07/10/17	CAD	17,725	USD	13,332	(320)
07/10/17-10/11/17	SGD	49,023	USD	35,317	(328)
07/10/17	USD	69,464	KRW	79,324,360	(131)
07/10/17-10/11/17	EUR	74,144	USD	80,310	(4,329)
07/10/17	USD	77,062	EUR	68,656	1,284
10/11/17	USD	1,796	EUR	1,565	(1)
07/10/17	USD	105,791	INR	6,919,322	1,129
10/11/17	USD	105,963	INR	6,911,022	(248)
07/10/17	MXN	259,999	USD	13,711	(630)
07/10/17	TWD	530,541	USD	17,569	127
10/11/17	TWD	541,541	USD	17,796	(24)
07/10/17-10/11/17	JPY	1,109,418	USD	9,957	50
07/10/17	INR	6,835,422	USD	105,779	155
07/10/17	INR	83,900	USD	1,282	(15)
07/10/17-10/11/17	KRW	158,648,720	USD	140,657	1,904
10/11/17	KRW	2,070,000	USD	1,810	(1)
01/09/18	SAR	10,601	USD	2,821	–
01/09/18	SAR	123,152	USD	32,539	(227)

					$(460)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Dynamic Asset Allocation Fund (Concluded)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(354,261)	$355,056	$795
Bank of Montreal	(14,687)	14,362	(325)
Barclays PLC	(1,815)	1,748	(67)
Citigroup	(40,674)	41,116	442
Goldman Sachs	(26,491)	26,346	(145)
HSBC	(779)	747	(32)
JPMorgan Chase Bank	(4,655)	4,601	(54)
Morgan Stanley	(52,689)	52,808	119
Societe Generale	(141,714)	139,012	(2,702)
Standard Chartered	(212,482)	214,214	1,732
UBS	(52,127)	51,904	(223)

			$(460)

Percentages are based on Net Assets of $714,468 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

CAD - Canadian Dollar

Cl - Class

EUR - Euro

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLC - Public Limited Company

S&P- Standard & Poor's

SAR - Saudi Riyal

SGD - Singapore Dollar

SPX - S&P 500 Index

TOPIX - Tokyo Stock Price Index

TWD - Taiwan Dollar

USD - United States Dollar

@ At June 30, 2017, the tax basis cost of the Fund's investments was $586,094 ($ Thousands), and the unrealized appreciation and depreciation were $118,059 ($ Thousands) and $(13,616) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$690,537	$–	$–	$690,537

Total Investments in Securities	$690,537	$–	$–	$690,537

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$1,127	$–	$–	$1,127
Written Option	(516)	–	–	(516)
Futures Contracts *
Unrealized Appreciation	1,241	–	–	1,241
Unrealized Depreciation	(2,658)	–	–	(2,658)
Forwards Contracts *
Unrealized Appreciation	–	5,801	–	5,801
Unrealized Depreciation	–	(6,261)	–	(6,261)

Total Other Financial Instruments	$(806)	$(460)	$–	$(1,266)

*Futures contracts and forwards contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 37.6%
Consumer Discretionary – 8.2%
Adient	31,700	$2,073
Amazon.com, Cl A *	508	492
American Eagle Outfitter	23,995	289
Bandai Namco Holdings	10,900	372
Boyd Gaming	14,518	360
Burlington Stores *	1,285	118
Callaway Golf	117,891	1,507
Camping World Holdings, Cl A	14,695	453
Canadian Tire, Cl A	3,200	364
Comcast, Cl A	14,810	576
Darden Restaurants	4,296	389
Delphi Automotive	3,081	270
Dollarama	4,100	391
Drive Shack	90,859	286
Eldorado Resorts *	67,336	1,347
Etsy *	77,049	1,156
Extended Stay America	159,465	3,087
Fielmann	2,419	186
Gap	15,063	331
H&R Block	19,912	615
Hennes & Mauritz, Cl B	17,902	446
Hilton Worldwide Holdings	35,047	2,168
Home Depot	3,896	598
Houghton Mifflin Harcou *	120,563	1,483
HUGO BOSS	6,570	459
Industria de Diseno Textil	8,713	334
International Game Technology	24,193	443
John Wiley & Sons, Cl A	2,544	134
L Brands	5,004	270
La Quinta Holdings *	49,749	735
Lear	3,312	471
Lennar, Cl B	11,208	504
Liberty Media -Liberty SiriusXM *	12,057	503
Live Nation *	12,479	435
lululemon athletica *	8,697	519
Madison Square Garden *	6,187	1,218
McDonald's	1,176	180
Mediaset *	21,701	85
Mediaset Espana Comunicacion	42,834	532
Melco Crown Entertainment ADR	73,594	1,652
Nitori Holdings	1,500	201
Norwegian Cruise Line Holdings *	24,376	1,323
Omnicom Group	4,525	375
Pandora	3,234	301
Penn National Gaming *	79,212	1,695
Ross Stores	5,315	307
SeaWorld Entertainment	51,332	835
Sega Sammy Holdings	19,000	256
Shaw Communications, Cl B	17,300	377
Shimamura	2,700	331
Sinclair Broadcast Group, Cl A	1,973	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sirius XM Holdings	71,021	$388
Staples	7,960	80
Start Today	23,500	578
Time Warner	11,911	1,196
TJX	5,413	391
TripAdvisor *	31,702	1,211
Walt Disney	5,200	552
William Lyon Homes, Cl A *	66,708	1,610
Williams-Sonoma	3,937	191
World Wrestling Entertainment, Cl A	71,822	1,463

		41,557

Consumer Staples – 2.5%
Colgate-Palmolive	5,120	380
Distribuidora Internacional de Alimentacion	60,537	376
George Weston	2,692	243
Hain Celestial Group *	25,150	976
Jeronimo Martins	30,880	602
Kao	700	42
Kirin Holdings	16,400	334
Lancaster Colony	2,442	299
Lion	27,800	576
Loblaw	600	33
Marine Harvest	21,871	373
Nestle	12,055	1,050
PepsiCo	2,338	270
Philip Morris International	11,008	1,293
Pigeon	5,800	210
Pola Orbis Holdings	15,000	395
Procter & Gamble	6,546	571
Saputo	11,800	375
Spectrum Brands Holdings	2,941	368
Suntory Beverage & Food	5,300	246
Swedish Match	15,343	540
Tyson Foods, Cl A	31,159	1,952
Unicharm	13,700	344
Whole Foods Market	17,262	727

		12,575

Energy – 1.4%
Atwood Oceanics, Cl A *	6,567	53
Chevron	3,510	366
Enbridge Income Fund Holdings	7,202	178
ExxonMobil	6,102	493
Galp Energia SGPS	11,575	175
Husky Energy *	38,100	432
Imperial Oil	12,600	367
Inter Pipeline	18,707	366
Keyera	10,400	327
Neste	9,905	390
NexGen Energy *	177,428	392
Pembina Pipeline	6,216	206

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Petrofac	216,287	$1,242
Rice Energy *	30,338	808
Royal Dutch Shell, Cl A	4,751	126
Schlumberger, Cl A	5,693	375
Statoil	3,933	65
Suncor Energy	11,500	335
Valero Energy	7,018	473

		7,169

Financials – 1.0%
AGNC Investment ‡	17,874	380
Aspen Insurance Holdings	23,770	1,185
Berkshire Hathaway, Cl B *	59	10
Erste Group Bank	9,830	376
Fortress Investment Group, Cl A (A)	120,784	965
Hang Seng Bank	17,300	362
KBC Group	1,608	122
Lazard, Cl A	8,172	379
Northern Trust	3,963	385
Starwood Property Trust ‡	11,617	260
State Street	6,784	609
Toronto-Dominion Bank	5,317	267

		5,300

Health Care – 4.3%
Akorn *	33,058	1,109
Alere *	54,911	2,756
Astellas Pharma	39,400	482
Biogen *	1,772	481
Bioverativ *	6,543	394
Bruker BioSciences	21,889	631
C.R. Bard	11,488	3,631
Coloplast, Cl B	834	70
Exelixis *	19,935	491
Hoya	12,200	633
ICON *	4,611	451
Illumina *	1,799	312
INC Research Holdings, Cl A *	5,590	327
Mallinckrodt *	9,117	409
Masimo *	4,234	386
Mettler Toledo International *	1,016	598
Molina Healthcare *	5,469	378
Novo Nordisk, Cl B	13,211	565
Parexel International *	3,660	318
PRA Health Sciences *	3,863	290
Quest Diagnostics	3,397	378
Recordati	5,284	214
Roche Holding	495	126
Sumitomo Dainippon Pharma	26,400	360
Taro Pharmaceutical Industries *	4,107	460
TESARO *	134	19
United Therapeutics *	4,421	574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valeant Pharmaceuticals International *	19,895	$345
Varex Imaging *	65,549	2,216
Vertex Pharmaceuticals *	3,003	387
Vifor Pharma	4,760	525
VWR *	37,122	1,225
WellCare Health Plans *	2,031	365

		21,906

Industrials – 5.2%
3M	1,866	388
Advisory Board *	12,021	619
Aena (B)	11,650	2,270
Boeing	1,962	388
Builders FirstSource *	151,949	2,328
BWX Technologies, Cl W	48,100	2,345
CAE	2,186	38
Casella Waste Systems, Cl A *	75,293	1,236
Central Japan Railway	3,100	505
Cintas	675	85
CK Hutchison Holdings	29,000	364
Delta Air Lines, Cl A	43,986	2,364
Deutsche Lufthansa	29,953	681
General Dynamics	1,861	369
Hawaiian Holdings *	6,037	283
Herc Holdings *	10,537	414
HOCHTIEF	1,845	338
ISS	9,067	356
Jacobs Engineering Group	7,067	384
Japan Airlines	15,500	479
Jardine Strategic Holdings	7,000	292
JetBlue Airways *	117,657	2,686
Manitowoc	98,614	593
ManpowerGroup	3,523	393
MTR	66,000	372
Northrop Grumman	1,451	373
Republic Services	5,686	362
Robert Half International	10,645	510
Rockwell Automation	1,519	246
Rollins	9,833	400
SGS, Cl B	153	371
United Continental Holdings *	28,885	2,174
United Technologies	3,165	386
Vestas Wind Systems	6,338	584
Waste Management	4,900	359

		26,335

Information Technology – 9.4%
Activision Blizzard	8,019	462
Akamai Technologies *	7,700	384
Ansys *	3,034	369
Aspen Technology *	6,763	374
Blackhawk Network Holdings, Cl A *	52,581	2,292

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brocade Communications Systems	458,341	$5,780
Cadence Design Systems *	10,992	368
Cars.com *	83,338	2,219
CDK Global	5,333	331
Cision *	42,800	440
Citrix Systems *	4,483	357
CommerceHub *	46,238	805
Constellation Software	1,100	575
F5 Networks, Cl A *	4,351	553
Facebook, Cl A *	3,737	564
Fortinet *	4,805	180
Fujitsu	31,000	228
Harmonic, Cl A *	27,034	142
Immersion *	24,286	220
Instructure *	39,380	1,162
Internap Network Services *	14,238	52
Intuit	3,033	403
Itochu Techno-Solutions	6,400	224
Jack Henry & Associates	3,766	391
Kakaku.com	29,600	425
KLA-Tencor	3,860	353
Lattice Semiconductor *	11,069	74
Logitech International	16,334	601
Manhattan Associates *	7,769	373
MasterCard, Cl A	3,198	388
Match Group *	127,798	2,221
MAXIMUS	3,204	201
MercadoLibre	1,492	374
Mixi	9,700	540
MobileIron *	104,691	633
Mobileye *	134,932	8,474
NCR *	9,654	394
NetApp	8,899	356
Nintendo ADR	43,874	1,835
Nomura Research Institute	6,300	248
NXP Semiconductors *	35,873	3,926
Otsuka	3,000	186
QuickLogic *	83,968	123
Red Hat *	4,344	416
SCREEN Holdings	5,000	334
Seagate Technology	12,202	473
Skyworks Solutions	5,501	528
Square Enix Holdings	4,300	141
Teradata *	19,061	562
Teradyne	16,842	506
Trivago ADR *	3,937	93
Twilio, Cl A *	38,877	1,132
VeriSign *	6,075	565
Visa, Cl A	3,366	316
VMware, Cl A *	6,292	550
VTech Holdings	20,700	328
WebMD Health, Cl A *	11,086	650

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga, Cl A *	235,386	$857

		48,051

Materials – 2.7%
AK Steel Holding *	233,098	1,531
Albemarle	3,346	353
AptarGroup	4,320	375
Cabot	10,280	549
Chemours	13,415	509
Commercial Metals, Cl A	31,172	606
Constellium, Cl A *	267,521	1,846
Fletcher Building	7,725	45
Fortescue Metals Group	70,082	281
Huntsman	69,960	1,808
Ingevity *	41,137	2,361
Louisiana-Pacifi *	20,100	485
Olympic Steel	16,966	330
Sika	32	206
Silgan Holdings	12,058	383
Steel Dynamics	34,029	1,219
United States Steel	27,577	610
Worthington Industries	7,837	394

		13,891

Real Estate – 0.8%
Care Capital Properties ‡	6,981	187
FelCor Lodging Trust ‡	45,810	330
Gaming and Leisure Properties ‡	17,318	652
New York ‡	169,887	1,468
RLJ Lodging Trust ‡	36,377	723
STORE Capital ‡	25,581	574

		3,934

Telecommunication Services – 1.6%
AT&T	14,027	529
BCE	8,202	369
CenturyLink	16,752	400
Cincinnati Bell *	47,057	920
FairPoint Communications *	13,828	216
General Communication, Cl A *	7,531	276
Lumos Networks *	15,371	275
Millicom International Cellular	4,573	270
NII Holdings *	199,720	161
Nippon Telegraph & Telephone	11,500	544
NTT DOCOMO	21,100	498
PCCW	574,000	326
Rogers Communications, Cl B	7,700	363
Spark New Zealand	185,751	514
Straight Path Communications *	1,250	225
Swisscom	808	390
Telenor	22,045	365
TeliaSonera	44,632	205

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T-Mobile US *	8,664	$525
Zayo Group Holdings *	19,605	606

		7,977

Utilities – 0.5%
Canadian Utilities, Cl A	12,700	407
Centerpoint Energy	12,944	354
CLP Holdings, Cl B	56,000	593
EDP–Energias de Portugal	31,842	104
Endesa	14,920	343
Hong Kong & China Gas	203,500	383
Power Assets Holdings	40,500	358

		2,542

Total Common Stock
(Cost $176,208) ($ Thousands)		191,237

REGISTERED INVESTMENT COMPANIES – 32.2%
AQR Managed Futures Strategy HV Fund , Cl I	1,581,822	13,493
ASG Managed Futures Strategy Fund , Cl Y	1,688,825	16,179
Blackrock Global Long/Short Credit Fund , Cl I	4,866,366	50,075
Merger Fund , Cl I	3,149,541	50,141
SEI Institutional Managed Trust Long/Short
Alternative Fund , Cl Y †	3,142,922	33,629

Total Registered Investment Companies
(Cost $169,459) ($ Thousands)		163,517

	Face Amount (Thousands)
CORPORATE OBLIGATIONS – 6.2%

Consumer Discretionary – 0.8%
Altice Financing
7.500%, 05/15/2026 (B)	$425	472
Bon-Ton Department Stores
8.000%, 06/15/2021	315	127
Cengage Learning
9.500%, 06/15/2024 (B)	185	164
CSC Holdings (B)
10.875%, 10/15/2025	125	150
10.125%, 01/15/2023	130	151
Cumulus Media Holdings
7.750%, 05/01/2019	115	32
Diamond Resorts International
10.750%, 09/01/2024 (B)	95	101
DISH DBS
5.875%, 11/15/2024	90	96
Guitar Center
9.625%, 04/15/2020 (B)	555	333
Hilton Domestic Operating
4.250%, 09/01/2024 (B)	105	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
iHeartCommunications PIK
14.000%, 02/01/2021	$666	$143
9.000%, 03/01/2021	115	86
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)(C)	220	198
Jacobs Entertainment
7.875%, 02/01/2024 (B)	95	103
KFC Holding
5.250%, 06/01/2026 (B)	150	158
McClatchy
9.000%, 12/15/2022	150	155
Penn National Gaming
5.625%, 01/15/2027 (B)	165	168
Scientific Games International
7.000%, 01/01/2022 (B)	225	240
SFR Group
7.375%, 05/01/2026 (B)	175	190
Sugarhouse HSP Gaming Finance
5.875%, 05/15/2025 (B)	65	63
Urban One (B)
9.250%, 02/15/2020	325	312
7.375%, 04/15/2022	95	98
Viking Cruises
8.500%, 10/15/2022 (B)	145	152
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	145	148

		3,947

Consumer Staples – 0.1%
New Albertsons
7.450%, 08/01/2029	385	374
Rite Aid
7.700%, 02/15/2027	125	126

		500

Energy – 1.5%
California Resources
8.000%, 12/15/2022 (B)	170	108
CONSOL Energy
5.875%, 04/15/2022	155	152
Crestwood Midstream Partners
5.750%, 04/01/2025 (B)	245	244
Ensco
5.750%, 10/01/2044	165	108
EP PetroEcuador via Noble Sovereign Funding I
6.926%, 09/24/2019 (D)	240	239
Halcon Resources
6.750%, 02/15/2025 (B)	205	184
Jupiter Resources
8.500%, 10/01/2022 (B)	205	154
KCA Deutag UK Finance
9.875%, 04/01/2022 (B)	100	97

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parker Drilling
6.750%, 07/15/2022		$200	$154
Petrobras Global Finance
4.375%, 05/20/2023		692	653
Petrobras Global Finance BV
8.375%, 05/23/2021		1,321	1,479
6.125%, 01/17/2022		682	703
Petrobras International Finance
5.375%, 01/27/2021		368	374
Petroleos Mexicanos
6.375%, 02/04/2021		549	594
5.375%, 03/13/2022		395	416
4.878%, 03/11/2022 (D)		278	300
4.250%, 01/15/2025		330	321
Petroleos Mexicanos MTN
6.875%, 08/04/2026		196	217
3.750%, 02/21/2024	EUR	196	231
1.875%, 04/21/2022		456	514
Rowan
5.850%, 01/15/2044		$240	178
Transocean
9.100%, 12/15/2041		25	22
6.800%, 03/15/2038		290	212
5.800%, 10/15/2022		135	125

			7,779

Financials – 1.2%
Africa Finance
3.875%, 04/13/2024		622	616
BCD Acquisition
9.625%, 09/15/2023 (B)		140	151
Care Capital Properties
5.125%, 08/15/2026		150	152
Citigroup Global Markets Holdings
0.000%,07/13/2017	EGP	11,858	653
Citigroup Global Markets Holdings MTN (E)(E)
0.000%, 07/27/2017		10,394	565
0.000%, 09/14/2017		10,980	581
0.000%, 09/21/2017		11,007	581
0.000%, 10/12/2017		10,304	538
0.000%, 10/26/2017		11,418	592
CNG Holdings
9.375%, 05/15/2020 (B)		$100	89
Credit Acceptance
6.125%, 02/15/2021		155	159
Eastern and Southern African Trade and Development Bank MTN
5.375%, 03/14/2022		665	677
JPMorgan Chase
5.150%, 04/05/2023 (D)		150	154
Navient
7.250%, 09/25/2023		100	108

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 06/25/2025		$80	$82
6.625%, 07/26/2021		100	108
6.500%, 06/15/2022		35	37
Springleaf Finance
7.750%, 10/01/2021		215	241

			6,084

Government – 0.1%
Republic of South Africa Government Bond
8.750%, 02/28/2048	ZAR	7,102	483

Health Care – 0.5%
Centene
4.750%, 01/15/2025		$150	154
Envision Healthcare
6.250%, 12/01/2024 (B)		130	139
Kindred Healthcare
6.375%, 04/15/2022		250	246
Monitronics International
9.125%, 04/01/2020		540	514
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (B)		235	225
Tenet Healthcare
8.125%, 04/01/2022		455	483
Valeant Pharmaceuticals International (B)
7.500%, 07/15/2021		515	499
7.000%, 03/15/2024		30	32
6.750%, 08/15/2021		20	19
5.875%, 05/15/2023		25	21

			2,332

Industrials – 0.7%
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)		150	140
AMN Healthcare
5.125%, 10/01/2024 (B)		150	152
Builders FirstSource
5.625%, 09/01/2024 (B)		150	156
Cenveo (B)
8.500%, 09/15/2022		400	240
6.000%, 08/01/2019		100	84
Global A&T Electronics
10.000%, 02/01/2019 (B)		450	334
Icahn Enterprises
6.750%, 02/01/2024		210	219
6.250%, 02/01/2022		150	156
New Enterprise Stone & Lime
10.125%, 04/01/2022 (B)		70	76
Prime Security Services Borrower
9.250%, 05/15/2023 (B)		450	489
RR Donnelley & Sons
6.000%, 04/01/2024		450	438

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Russian Railways via RZD Capital
4.375%, 03/01/2024	$600	$600
Standard Industries
6.000%, 10/15/2025 (B)	65	70
Xerium Technologies
9.500%, 08/15/2021	280	298

		3,452

Information Technology – 0.4%
BMC Software Finance
8.125%, 07/15/2021 (B)	100	104
Boxer Parent cash/0% PIK
9.000%, 10/15/2019 (B)	250	250
Dell International (B)
8.100%, 07/15/2036	150	189
7.125%, 06/15/2024	275	302
Micron Technology
5.250%, 08/01/2023 (B)	280	291
Rackspace Hosting
8.625%, 11/15/2024 (B)	290	309
Symantec
5.000%, 04/15/2025 (B)	200	209
Unisys
10.750%, 04/15/2022 (B)	215	235

		1,889

Materials – 0.3%
Allegheny Technologies
9.375%, 06/01/2019	175	190
Alpha 3 BV
6.250%, 02/01/2025 (B)	100	103
Cornerstone Chemical
9.375%, 03/15/2018 (B)	390	390
First Quantum Minerals (B)
7.500%, 04/01/2025	75	73
7.250%, 04/01/2023	35	34
7.000%, 02/15/2021	175	180
Freeport-McMoRan
5.450%, 03/15/2043	265	228
Rain CII Carbon
7.250%, 04/01/2025 (B)	310	320
TPC Group
8.750%, 12/15/2020 (B)	175	157

		1,675

Real Estate – 0.0%
Howard Hughes
5.375%, 03/15/2025 (B)	90	92

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sovereign Debt – 0.2%
Mexican Bonos
6.500%, 06/09/2022	MXN	21,370	$1,174

Telecommunication Services – 0.4%
CenturyLink
6.750%, 12/01/2023		$35	38
5.625%, 04/01/2025		280	279
Digicel
6.000%, 04/15/2021 (B)		215	206
Digicel Group
7.125%, 04/01/2022 (B)		200	174
Embarq
7.995%, 06/01/2036		150	152
GTH Finance BV
6.250%, 04/26/2020		200	211
Intelsat Jackson Holdings
7.250%, 10/15/2020		165	156
Mauritius Investment
6.500%, 10/13/2026		515	540
Sprint
7.875%, 09/15/2023		135	155
T-Mobile USA
6.375%, 03/01/2025		95	103

			2,014

Total Corporate Obligations
(Cost $31,204) ($ Thousands)			31,421

SOVEREIGN DEBT – 3.9%
Argentina Bonar Bonds
21.927%, 10/09/2017(D)	ARS	24,871	1,569
Argentine Bonos del Tesoro
22.750%, 03/05/2018		15,744	953
21.200%, 09/19/2018		8,726	529
Argentine Republic Government International
Bond
7.820%, 12/31/2033	EUR	1,201	1,438
7.820%, 12/31/2033		407	497
7.125%, 06/28/2117		$189	171
6.875%, 01/26/2027(B)		155	161
5.830%, 12/31/2033(D)	ARS	362	164
5.625%, 01/26/2022		$376	385
5.000%, 01/15/2027	EUR	261	277
3.875%, 01/15/2022		776	879
2.260%, 12/31/2038(C)		228	162
2.260%, 12/31/2038(C)		1,426	1,026
Ecuador Government International Bond
10.750%, 03/28/2022		$263	281
Egypt Government International Bond MTN
6.125%, 01/31/2022		866	885

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Guatemala Government Bond
4.375%, 06/05/2027		$388	$385
Hellenic Republic Government Bond
4.750%, 04/17/2019 (B)	EUR	1,581	1,832
Honduras Government International Bond
8.750%, 12/16/2020		$200	227
Indonesia Treasury Bond
8.250%, 05/15/2036	IDR	7,100,000	571
Iraq Government International Bond
5.800%, 01/15/2028		$451	400
National Highways Authority of India
7.300%, 05/18/2022	INR	40,000	624
Paraguay Government International Bond
4.625%, 01/25/2023		$533	555
4.625%, 01/25/2023		200	209
Russian Federal Bond – OFZ
7.400%, 12/07/2022	RUB	199,318	3,306
Second Pakistan International Sukuk
6.750%, 12/03/2019		$321	338
Ukraine Government International Bond
7.750%, 09/01/2019		703	726
7.750%, 09/01/2021		999	1,015
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	11,691	421

Total Sovereign Debt (Cost $19,704) ($ Thousands)			19,986

LOAN PARTICIPATIONS – 1.9%
84 Lumber Company, Initial Term Loan, 1st Lien
6.750%, 10/25/2023		$147	148
Acosta, (fk Acosta Holdco), Tranche B-1 Loan, 1st Lien
4.295%, 09/26/2021		156	139
AgroFresh, Term Loan, 1st Lien
5.750%, 07/31/2021		147	145
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.295%, 04/28/2022		147	144
Albaugh, LLC, Initial Term Loan
6.121%, 05/31/2021		146	147
Alliance HealthCare Services, Initial Term Loan, 1st Lien
4.496%, 06/03/2019		22	22
4.469%, 06/03/2019		26	26
4.430%, 06/03/2019		55	55
4.405%, 06/03/2019		44	44
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.639%, 04/14/2021		303	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aruba Investments, USD Term B-1 Loan, 2nd Lien
4.500%, 02/02/2022	$219	$219
BioClinica Holding I, LP, Initial Term Loan, 1st Lien
5.250%, 10/20/2023	110	108
BMC Foreign Holding Company Unlimited, Term Loan B1, 1st Lien
5.000%, 09/10/2022	61	61
Brickman Group Ltd. LLC, The, Initial Term Loan, 1st Lien
4.022%, 12/18/2020	101	101
4.000%, 12/18/2020	71	70
Calceus Acquisition, Term B-1 Loan, 1st Lien
5.050%, 01/31/2020	199	181
Cengage Learning, 2016 Refinancing erm
Loan, 2nd Lien
5.339%, 06/07/2023	247	233
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
1.375%, 01/31/2025	131	130
Change Healthcare Holdings, (fk Emdeon), Closing Date Term Loan, 1st Lien
3.795%, 03/01/2024	152	152
Checkers Drive-In, Term Loan, 1st Lien
5.410%, 04/17/2024	120	119
CHS/Community Health Systems, Incremental 2021 Term H Loan, 1st Lien
4.202%, 01/27/2021 (F)	188	188
Communications Sales & Leasing, (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.045%, 10/24/2022	228	228
CompuCom Systems, Term Loan, 1st Lien
4.300%, 05/09/2020	335	262
Cumulus Media Holdings, Term Loan, 1st Lien
4.300%, 12/23/2020	380	306
Digicel, Term Loan, 1st Lien
4.940%, 05/10/2024 (F)	75	75
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan
4.452%, 11/04/2021	115	115
4.422%, 11/04/2021	30	30
4.250%, 11/04/2021	5	5
Endo Luxembourg Finance Company I SARL, Initial Term Loan, 1st Lien
5.313%, 04/29/2024	62	62
Expera, Term Loan, 1st Lien
5.795%, 11/03/2023 (F)	145	146
Fort Dearborn Holding, Initial Term Loan, 1st Lien
5.150%, 10/19/2023	150	150

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gates Global LLC, Initial B-1 Dollar Term Loan, 1st Lien
5.045%, 04/01/2024	$119	$119
Go Daddy Operating LLC (GD Finance), Initial Term Loan, 1st Lien
3.545%, 02/15/2024	100	100
Harrah's, Cov-Lite, Term Loan, 1st Lien
0.000%, 04/04/2024 (F)	184	184
Hoffmaste Group, Initial Term Loan, 1st Lien
5.545%, 11/21/2023	200	201
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
0.000%, 06/28/2024	215	214
Lantheus Medical Imaging, Initial Term Loan, 1st Lien
5.500%, 06/30/2022 (F)	90	91
Lumiileds, Cov-Lite, Term Loan, 1st Lien
0.000%, 03/15/2024 (F)	101	102
Mashantucket (Western) Pequot Tribe, Term A Loan
5.045%, 07/01/2018	140	130
Mashantucket (Western) Pequot Tribe, Term B Loan, 2nd Lien
9.375%, 06/30/2020	520	478
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.045%, 05/04/2022	154	152
Misys, Cov-Lite, Term Loan B, 1st Lien
4.736%, 04/26/2024	136	136
Mohegan Tribal Gaming Authority, Term B Loan, 2nd Lien
5.045%, 10/13/2023	146	147
Mount Airy LLC, Term Loan, 1st Lien
0.000%, 04/19/2018 (F)	170	170
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.147%, 06/07/2019	75	75
Onex Carestream Finance LP, Term Loan, 2nd Lien
9.647%, 12/07/2019	403	394
Ortho-Clinical Diagnostics Holdings Luxembourg SARL, Initial Term Loan, 2nd Lien
4.783%, 06/30/2021	320	318
Patterson Medical, Term Loan, 1st Lien
0.000%, 08/29/2022	148	144
Radio One, Term Loan, 1st Lien
5.080%, 04/18/2023	121	119
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (F)	148	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Revlon Consumer Products, Initial Term B Loan, 1st Lien
4.544%, 09/07/2023	$163	$152
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan
5.280%, 07/16/2021	181	142
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, 02/02/2024	334	333
SuperValue, Term Loan, 1st Lien
4.589%, 06/02/2024	100	97
Switch, Tem Loan, 1st Lien
0.000%, 06/22/2024	135	136
Syniverse Holdings, Initial Term Loan, 1st Lien
4.172%, 04/23/2019	214	199
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.147%, 04/23/2019	121	113
Team Health Holdings, Initial Term Loan, 1st Lien
3.795%, 02/06/2024	231	229
Tronc, Inc. (fk Tribune Publishing Company), Initial Term Loan, 1st Lien
5.750%, 08/04/2021	14	14
Ultra Resources, Loan, 1st Lien
4.117%, 04/12/2024	73	73
4.000%, 04/12/2024	24	24
UPC Financing Partnership , Facility AP, 1st Lien
3.742%, 04/15/2025	158	158
Valeant Pharmaceuticals International, Series F Tranche B Term Loan, 1st Lien
5.830%, 04/01/2022	77	78
Virgin Media Bristol LLC, I Facility, 1st Lien
3.909%, 01/31/2025	172	172

Total Loan Participations
(Cost $9,428) ($ Thousands)		9,457

	Shares

PREFERRED STOCK – 0.2%

Consumer Discretionary – 0.0%
Schaeffl , 0.000%	2,382	34

Financials – 0.2%
FHLMC, 8.375% (D)	74,779	408
FNMA, 8.250% (D)	65,836	379

		787

Total Preferred Stock
(Cost $504) ($ Thousands)		821

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 0.1%

Puerto Rico – 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (G)	$500	$304
Government Development Bank for Puerto Rico, Ser H, RB
4.150%, 08/01/2017 (G)	10	3
Government Development Bank for Puerto Rico, Ser H, RB Callable 08/04/2017 @ 100
5.000%, 08/01/2023 (G)	85	29
4.500%, 08/01/2019 (G)	20	7
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/2019 (G)	15	5
Government Development Bank for Puerto Rico, Ser Senior A, RB
Callable 07/25/2017 @ 100
5.500%, 08/01/2020 (G)	15	5
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/2016 (G)	5	2
Government Development Bank for Puerto Rico, Ser Senior C, RB
Callable 07/25/2017 @ 100
5.400%, 08/01/2019 (G)	20	7

		362

Texas – 0.0%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	300	318

Total Municipal Bonds (Cost $720) ($ Thousands)		680

CONVERTIBLE BONDS – 0.1%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	105	70
Liberty Media CV to 22.94686
4.000%, 11/15/2029	400	268
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (B)	230	302

Total Convertible Bonds (Cost $607) ($ Thousands)		640

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITY – 0.0%

Non-Agency Mortgage-Backed Obligations – 0.0%
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/2020 (B)	$215	$215

Total Mortgage-Backed Security (Cost $217) ($ Thousands)		215

U.S. TREASURY OBLIGATION – 2.6%
U.S. Treasury Bills
0.754%, 11/09/2017 (E)	13,000	12,951

Total U.S. Treasury Obligation (Cost $12,964) ($ Thousands)		12,951

	Shares

CASH EQUIVALENT – 15.7%
SEI Daily Income Trust, Government Fund, Cl F
0.760%**†	80,001,709	80,002

Total Cash Equivalent (Cost $80,002) ($ Thousands)		80,002

Total Investments – 100.5% (Cost $501,017) ($ Thousands) @		$510,927

COMMON STOCK SOLD SHORT– (19.7)%

Consumer Discretionary – (5.1)%
Acushnet Holdings	(4,969)	(99)
adidas	(11,198)	(2,142)
Adient	(5,457)	(357)
Amazon.com, Cl A *	(372)	(360)
Bayerische Motoren Werke	(10,956)	(1,016)
Bloomin' Brands	(60,403)	(1,282)
BorgWarner	(3,955)	(168)
Burlington Stores *	(3,702)	(341)
Canada Goose Holdings *	(42,824)	(846)
CarMax *	(7,113)	(449)
Charter Communications, Cl A *	(1,791)	(603)
Children's Place	(720)	(73)
Cie Financiere Richemont	(1,575)	(130)
Daimler	(14,167)	(1,024)
Domino's Pizza	(1,938)	(410)
Dunkin' Brands Group	(8,025)	(442)
Fossil Group *	(38,199)	(395)
Gentex	(58,872)	(1,117)
Harley-Davidson, Cl A	(7,364)	(398)
Hilton Worldwide Holdings	(4,711)	(291)
Las Vegas Sands	(10,848)	(693)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
La-Z-Boy, Cl Z	(4,662)	$(152)
LCI Industries	(4,283)	(439)
Lennar, Cl A	(11,208)	(598)
Liberty Broadband, Cl C *	(6,803)	(590)
Liberty Ventures, Ser A *	(4,729)	(247)
Mattel	(18,332)	(395)
NetFlix *	(4,852)	(725)
Polaris Industries	(19,468)	(1,796)
Rakuten	(7,400)	(87)
Red Rock Resorts, Cl A	(20,602)	(485)
Renault	(4,105)	(371)
Restaurant Brands International	(12,833)	(803)
Ross Stores	(7,328)	(423)
SEB	(2,181)	(391)
Select Comfort *	(38,763)	(1,376)
Shutterfl *	(8,317)	(395)
Sirius XM Holdings	(94,376)	(516)
Tesla Motors *	(1,621)	(586)
TJX	(3,779)	(273)
Tribune Media, Cl A	(4,303)	(175)
Universal Electronics *	(4,448)	(297)
VF	(17,073)	(983)
Wayfair, Cl A *	(732)	(56)
Winnebago Industries	(10,861)	(380)
Wynn Resorts	(4,175)	(560)
Yokohama Rubber	(700)	(14)
Yoox Net-A-Porter Group, Cl A *	(5,760)	(159)

		(25,908)

Consumer Staples – (1.3)%
Anheuser-Busch InBev	(127)	(14)
Anheuser-Busch InBev ADR	(3,160)	(349)
Costco Wholesale	(979)	(157)
Coty, Cl A	(25,500)	(478)
CVS Health	(4,691)	(377)
Davide Campari-Milano	(39,717)	(279)
Dean Foods	(46,176)	(785)
Dr Pepper Snapple Group	(9,651)	(879)
Flowers Foods	(20,845)	(361)
Kellogg	(6,709)	(466)
Philip Morris International	(3,109)	(365)
Sanderson Farms	(5,921)	(685)
Snyder's-Lance	(15,816)	(548)
TreeHouse Foods *	(7,302)	(597)

		(6,340)

Energy – (1.1)%
BP ADR	(24)	(1)
Callon Petroleum *	(16,515)	(175)
Centennial Resource Development, Cl A *	(23,593)	(373)
Cheniere Energy *	(12,306)	(600)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Diamondback Energy, Cl A *	(3,874)	$(344)
Encana	(3,400)	(30)
Ensco, Cl A	(10,501)	(54)
EQT	(11,235)	(658)
International Petroleum *	(6,674)	(20)
Oasis Petroleum *	(24,886)	(200)
Parsley Energy, Cl A *	(17,334)	(481)
Patterson-UTI Energy	(3,289)	(66)
PDC Energy, Cl A *	(6,614)	(285)
Schlumberger, Cl A	(12,880)	(848)
Tenaris ADR	(11,366)	(354)
US Silica Holdings	(8,206)	(291)
Weatherford International *	(64,503)	(250)
WPX Energy *	(28,991)	(280)

		(5,310)

Financials – (2.0)%
Allstate	(3,373)	(298)
Australia & New Zealand Banking Group	(17,488)	(385)
Banco BPM *	(127,738)	(427)
Bank of the Ozarks	(8,378)	(393)
BNP Paribas	(2,377)	(171)
Chemical Financial	(8,027)	(389)
Citigroup	(158)	(10)
Commonwealth Bank of Australia	(2,600)	(165)
Credit Acceptance, Cl A *	(5,100)	(1,311)
Deutsche Bank	(22,172)	(393)
Evercore Partners, Cl A	(12,307)	(868)
Factset Research Systems	(5,460)	(907)
FNB (Pennsylvania)	(27,418)	(388)
Fukuoka Financial Group	(78,000)	(371)
JPMorgan Chase	(4,353)	(398)
Macquarie Group	(5,048)	(343)
Mitsubishi UFJ Financial Group	(56,200)	(377)
National Australia Bank	(16,262)	(369)
Progressive	(6,957)	(307)
Royal Bank of Scotland Group *	(120,233)	(386)
Svenska Handelsbanken, Cl A	(26,057)	(373)
Trisura Group *	(14)	–
UniCredit	(21,964)	(410)
Unione di Banche Italiane	(115,029)	(494)
Wells Fargo	(7,002)	(388)

		(10,321)

Health Care – (1.7)%
ACADIA Pharmaceuticals *	(12,337)	(344)
Alnylam Pharmaceuticals *	(6,495)	(518)
Amgen, Cl A	(2,150)	(370)
Becton Dickinson	(5,834)	(1,138)
Bluebird Bio *	(3,762)	(395)
Clovis Oncology *	(2,563)	(240)

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Cotiviti Holdings *	(6,493)	$(241)
Envision Healthcare *	(6,657)	(417)
Gilead Sciences	(5,715)	(405)
ICU Medical *	(2,236)	(386)
Kite Pharma *	(394)	(41)
Medicines *	(4,197)	(160)
Medtronic	(2,762)	(245)
Merck	(5,542)	(355)
Mylan *	(13,823)	(537)
Nektar Therapeutics, Cl A *	(10,253)	(200)
Neurocrine Biosciences *	(7,870)	(362)
Patterson	(15,906)	(747)
PeptiDream *	(9,800)	(310)
Pfize	(15,431)	(518)
Puma Biotechnology *	(2,870)	(251)
Sanofi	(3,794)	(362)
Sarepta Therapeutics *	(1,586)	(54)
Ultragenyx Pharmaceutical *	(4,106)	(255)

		(8,851)

Industrials - (2.8)%
Acuity Brands	(2,173)	(442)
Airbus	(7,219)	(593)
Allison Transmission Holdings	(19,766)	(741)
Amerco	(2,506)	(917)
AP Moeller–Maersk, Cl B	(102)	(205)
Argan	(19,195)	(1,152)
Bollore	(80,048)	(364)
Bombardier, Cl B *	(323,384)	(588)
Caterpillar, Cl A	(3,584)	(385)
CNH Industrial	(54,140)	(612)
CSX	(2,680)	(146)
Cummins	(2,838)	(460)
Harmonic Drive Systems	(700)	(24)
Kirby *	(7,102)	(475)
Kone, Cl B	(7,193)	(365)
MonotaRO	(12,200)	(393)
Nibe Industrier, Cl B	(10,543)	(100)
PACCAR	(13,011)	(859)
Patrick Industries *	(8,366)	(610)
Snap-on	(4,914)	(776)
Spirit Airlines *	(36,744)	(1,898)
TransDigm Group	(1,371)	(369)
Volvo, Cl B	(25,861)	(440)
Wabtec	(4,515)	(413)
Weir Group	(15,846)	(356)
Westpac Banking	(15,536)	(364)
Zodiac Aerospace	(14,368)	(389)

		(14,436)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Information Technology – (3.3)%
Advanced Micro Devices *	(23,274)	$(290)
ams	(7,069)	(459)
Apple	(3,900)	(562)
Arista Networks *	(2,652)	(397)
Bankrate *	(26,154)	(336)
Broadcom, Cl A	(2,395)	(558)
Coherent *	(1,898)	(427)
Constellation Software	(613)	(320)
Cornerstone OnDemand *	(19,994)	(715)
Cypress Semiconductor	(42,916)	(586)
DXC Technology	(4,525)	(347)
EchoStar, Cl A *	(5,117)	(311)
FleetCor Technologies *	(3,326)	(480)
Global Payments	(4,113)	(371)
GrubHub *	(25,442)	(1,109)
InterXion Holding *	(3,990)	(183)
Just Eat *	(51,136)	(435)
Keysight Technologies *	(9,567)	(372)
Leidos Holdings	(6,658)	(344)
LogMeIn	(3,398)	(355)
MACOM Technology Solutions Holdings *	(7,102)	(396)
Micron Technology *	(14,086)	(421)
MKS Instruments	(4,305)	(290)
MoneyGram International *	(25,771)	(444)
NETGEAR *	(20,073)	(865)
NetScout Systems *	(1,077)	(37)
Nintendo	(1,800)	(604)
Nvidia	(2,360)	(341)
Okta, Cl A *	(10,020)	(228)
Pandora Media *	(36,090)	(322)
Qualys *	(10,730)	(438)
Rosetta Stone *	(47,380)	(511)
Shopify *	(3,815)	(331)
Square, Cl A *	(15,327)	(359)
Sumco	(27,000)	(391)
Symantec, Cl A	(12,917)	(365)
Telefonaktiebolaget LM Ericsson, Cl B	(50,907)	(364)
Ultra Clean Holdings *	(15,445)	(290)
Universal Display	(3,732)	(408)
Zillow Group, Cl C *	(7,555)	(370)

		(16,732)

Materials – (1.5)%
Antofagasta	(56,263)	(584)
ArcelorMittal	(23,149)	(524)
BHP Billiton	(32,482)	(580)
Cabot	(14,907)	(796)
CF Industries Holdings	(17,266)	(483)
First Quantum Minerals (Canada)	(48,402)	(409)
International Flavors & Fragrances	(3,551)	(479)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
K+S	(14,506)	$(371)
Kraton *	(17,512)	(603)
L'Oreal	(1,533)	(319)
Louisiana-Pacifi *	(20,942)	(505)
LyondellBasell Industries, Cl A	(3,081)	(260)
OCI *	(23,941)	(526)
Rio Tinto	(2,858)	(139)
Rio Tinto ADR	(8,989)	(380)
RPC Group	(23,415)	(229)
Wheaton Precious Metals	(29,275)	(581)

		(7,768)

Real Estate – (0.3)%
Kennedy-Wilson Holdings ‡	(39,105)	(745)
RLJ Lodging Trust ‡	(16,584)	(329)
Sabra Health Care ‡	(7,120)	(172)
Summit Hotel Properties ‡	(16,228)	(303)

		(1,549)

Telecommunication Services – (0.6)%
AT&T	(11,911)	(449)
Boingo Wireless *	(67,706)	(1,013)
Consolidated Communications Holdings	(10,129)	(217)
SFR Group *	(5,281)	(179)
Sprint *	(40,644)	(334)
Vonage Holdings *	(91,700)	(600)

		(2,792)

Total Common Stock Sold Short (Proceeds $95,192) ($ Thousands)		(100,007)

EXCHANGE TRADED FUNDS SOLD SHORT– (1.2)%
Consumer Staples Select Sector SPDR Fund	(17,466)	(960)
iShares iBoxx $ High Yield Corporate Bond Fund	(6,799)	(601)
iShares Russell 2000 Fund	(8,038)	(1,133)
iShares U.S. Home Construction ETF	(3,753)	(127)
iShares US Telecommunications ETF	(20,563)	(663)
Powershares QQQ	(4,131)	(569)
SPDR S&P 500 Trust	(8,408)	(2,033)
VanEck Vectors Semiconductor Fund	(4,072)	(333)

		(6,419)

Total Exchange Traded Funds Sold Short (Proceeds $6,401) ($ Thousands)		(6,419)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK SOLD SHORT– (0.3)%
Consumer Discretionary – (0.2)%
Porsche Automobil Holding, 0.000%	(10,177)	$(571)
Volkswagen, 0.000%	(3,837)	(584)

		(1,155)

Health Care – (0.1)%
Sartorius, 0.000%	(4,454)	(429)

Total Preferred Stock Sold Short (Proceeds $1,487) ($ Thousands)		(1,584)

Total Investments Sold Short – (21.2)% (Proceeds $103,080) ($ Thousands) #		$(108,012)

	Contracts

PURCHASED OPTIONS – 0.0%
Advisory Board, Expires 07/22/2017, Strike Price $45.00*	93	2
Akorn, Expires 09/16/2017, Strike Price $35.00*	81	1
AT&T, Expires 07/22/2017, Strike Price $40.00*	123	–
August 17 Puts on SPX, Expires 08/19/2017, Strike Price $2,250.00*	29	10
August 17 Puts on SPX, Expires 08/19/2017, Strike Price $2,410.00*	25	54
CenturyLink, Expires 09/16/2017, Strike Price $27.00*	44	–
CenturyLink, Expires 01/20/2018, Strike Price $30.00*	55	1
CenturyLink, Expires 10/21/2017, Strike Price $26.00*	36	–
CenturyLink, Expires 09/16/2017, Strike Price $29.00*	156	1
CenturyLink, Expires 10/21/2017, Strike Price $27.00*	92	3
CenturyLink, Expires 10/21/2017, Strike Price $28.00*	153	3
CenturyLink, Expires 09/16/2017, Strike Price $30.00*	150	1
Clariant, Expires 08/19/2017, Strike Price $23.00*	110	2
Clariant, Expires 08/19/2017, Strike Price $22.00*	37	2
Dominion Diamond, Expires 07/22/2017, Strike Price $12.50*	213	6
Ensco, Expires 12/16/2017, Strike Price $10.00*	183	2
Ensco, Expires 01/20/2018, Strike Price $8.00*	29	1

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
Ensco, Expires 09/16/2017, Strike Price $7.00*	111	$2
Ensco, Expires 12/16/2017, Strike Price $8.00*	115	2
Ensco, Expires 09/16/2017, Strike Price $8.00*	314	2
Ensco, Expires 12/16/2017, Strike Price $9.00*	122	2
Ensco, Expires 09/16/2017, Strike Price $6.00*	181	6
Ensco, Expires 08/19/2017, Strike Price $5.00*	14	1
Equities, Expires 08/19/2017, Strike Price $65.00*	24	2
Hain Celestial Group, Expires 07/22/2017, Strike Price $35.00*	48	20
ICON, Expires 07/22/2017, Strike Price $90.00*	54	1
July 17 Puts on SPX, Expires 07/22/2017, Strike Price $2,420.00*	7	13
July 17 Puts on SPX, Expires 07/22/2017, Strike Price $2,260.00*	6	1
Kennedy-Wilson Holdings, Expires 08/19/2017, Strike Price $20.00*	55	1
Kennedy-Wilson Holdings, Expires 09/16/2017, Strike Price $20.00*	158	5
Laboratory Corp of America Holdings, Expires 07/22/2017, Strike Price $135.00*	55	1
MoneyGram International, Expires 11/18/2017, Strike Price $17.50*	90	1
MoneyGram International, Expires 08/19/2017, Strike Price $17.50*	25	–
Monsanto, Expires 07/22/2017, Strike Price $110.00*	92	1
QUALCOMM, Expires 08/19/2017, Strike Price $55.00*	21	4
Rite Aid, Expires 08/19/2017, Strike Price $6.00*	2	–
Rite Aid, Expires 08/19/2017, Strike Price $5.00*	2	–
Rite Aid, Expires 07/22/2017, Strike Price $6.00*	343	–
Rite Aid, Expires 07/22/2017, Strike Price $5.00*	92	–
Sinclair Broadcast Group, Expires 09/16/2017, Strike Price $39.00*	28	1
Sinclair Broadcast Group, Expires 09/16/2017, Strike Price $45.00*	56	–
Sinclair Broadcast Group, Expires 09/16/2017, Strike Price $40.00*	37	1

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
Sinclair Broadcast Group, Expires 12/16/2017, Strike Price $41.00*	55	$4
Staples, Expires 07/22/2017, Strike Price $9.00*	121	14
T-Mobile US, Expires 11/18/2017, Strike Price $70.00*	45	4
T-Mobile US, Expires 11/18/2017, Strike Price $75.00*	84	2
T-Mobile US, Expires 07/22/2017, Strike Price $61.50*	44	4
Tribune Media, Expires 10/21/2017, Strike Price $45.00*	82	–
Tyson Foods, Expires 08/19/2017, Strike Price $65.00*	84	13
VanEck Vectors Semiconductor ETF, Expires 08/19/2017, Strike Price $78.00*	18	–

Total Purchased Options (Cost $284) ($ Thousands)		$197

WRITTEN OPTIONS – 0.0%
August 17 Puts on SPX, Expires 08/19/2017 Strike Price $2,330.00*	(58)	(39)
Hain Celestial Group, Expires 07/22/2017 Strike Price $37.00*	(48)	(11)
July 17 Puts on SPX, Expires 07/22/2017 Strike Price $2,340.00*	(12)	(5)
Tyson Foods, Expires 08/19/2017 Strike Price $57.50*	(84)	(6)

Total Written Options (Premiums Received $53) ($ Thousands)		$(61)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation ($ Thousands)
Euro-Bobl	(3)	Sep-2017	$5
Euro-Buxl 30 Year Bond	(7)	Sep-2017	31
S&P 500 Index E-MINI	(7)	Sep-2017	2
U.S. 10-Year Treasury Note	(19)	Sep-2017	11

			$49

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/21/17-09/20/17	USD	896	ARS	14,576	$(30)
07/21/17-09/20/17	ARS	14,576	USD	896	31
07/31/17	GBP	543	USD	696	(10)
09/20/17	USD	824	INR	53,676	(1)
09/20/17	USD	1,081	EUR	966	25
09/20/17	USD	1,771	TRY	6,361	(7)
09/20/17-01/10/18	EUR	6,098	USD	6,825	(159)
09/20/17	ZAR	14,082	USD	1,067	6
09/20/17	MXN	20,973	USD	1,152	8
09/20/17	RUB	264,661	USD	4,478	86
11/29/17-01/10/18	EUR	3,182	CZK	84,680	90
12/15/17-01/10/18	CZK	44,491	EUR	1,663	(59)

					$(20)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	$(4,560)	$4,630	$70
JPMorgan Chase Bank	(508)	529	21
Merrill Lynch	(1,842)	1,830	(12)
Morgan Stanley	(18,450)	18,351	(99)

			$(20)

A list of open OTC swap agreements held by the Fund at June 30, 2017, is as follows:

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Deutsche Bank	3-Month USD-LIBOR	10.42%	09/20/2022	TRY	$2,700	$(6)
Deutsche Bank	3-Month USD-LIBOR	10.42%	09/20/2022	TRY	1,916	(4)
Merrill Lynch	3-Month USD-LIBOR	10.42%	09/20/2022	TRY	2,707	(6)

						$(16)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	Cds_Jwn_1250	Buy	1.00	12/20/21	$465	$27
Barclays Bank PLC	Cds_M_2040	Buy	1.00	12/20/21	320	6

						$33

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

		Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Deutsche Bank	IBOXHY	IBOXHY	3-Month USD- LIBOR	07/20/17	USD	$(69)	$–
Deutsche Bank	Egyptian Government 0%, 11/28/17	Price Return	Cash Deposit Of Notional Amount	08/15/17	EGP	18,786	534
JPMorgan Chase Bank	IBOXHY	IBOXHY	3-Month USD- LIBOR	09/20/17	USD	2,291	(6)
Deutsche Bank	Egyptian Government 0%, 11/28/17	Price Return	Cash Deposit Of Notional Amount	11/25/17	EGP	12,464	126
Morgan Stanley	Sky PLC	1 Day Tom-Next Offered Inde ed Swap	Asset Return	02/24/18	GBP	(587)	9
Morgan Stanley	Stada Arznemittel AG	1-Month GBP- LIBOR	Asset Return	02/28/19	EUR	(48)	–
Morgan Stanley	Christian Dior	1-Month USD- LIBOR	Asset Return	04/27/19	EUR	(8,006)	45
Morgan Stanley	Hermes Intl	1-Month USD - LIBOR	Asset Return	04/27/19	EUR	2,171	41
Morgan Stanley	Zodiac Aerospace (Short)	1-Month EUR - LIBOR	Asset Return	05/04/19	EUR	451	(14)
Morgan Stanley	Clariant N	1 Day Tom-Next Offered Inde ed Swap	Asset Return	06/02/19	USD	1,162	(48)
Morgan Stanley	Berendsen PLC	1-Month USD - LIBOR	Asset Return	06/09/19	GBP	(1,670)	47
Morgan Stanley	Elis SA	1-Month USD - LIBOR	Asset Return	06/13/19	EUR	976	(212)
Morgan Stanley	Kennedy Wilson Europe Real Estate	1-Month USD - LIBOR	Asset Return	06/15/19	USD	(1,276)	48

							$570

A list of open centrally cleared swap agreements held by the Fund at June 30, 2017, is as follows:

	Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Citigroup	1D BRL-CDI	10.00%	01/04/21	BRL	$4,980	$–
Deutsche Bank	BP0006M	1.44%	01/05/47	GBP	572	31
Deutsche Bank	1.0 X JIBA3M + 0.0 BPS	7.08%	06/21/19	ZAR	31,403	(3)
JPMorgan Chase Bank	BP0006M	1.37%	01/05/67	GBP	500	24
Merrill Lynch	1.0 X BP0006M + 0.0 BPS	1.56%	11/29/46	GBP	520	10
Merrill Lynch	1.0 X MXIBTIIE + 0.0 BPS	7.30%	05/26/27	MXN	11,855	(1)
Merrill Lynch	1.0 X MXIBTIIE + 0.0 BPS	7.28%	06/01/22	MXN	11,856	(11)
Merrill Lynch	1D BRL BZDIOVRA	9.94%	01/04/21	BRL	4,990	(6)
Morgan Stanley	1.0 X BP0006M + 0.0 BPS	1.60%	12/01/46	GBP	254	2

						$46

		Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Citigroup	Itraxx.EUR.Xover.25	SELL	5.00	06/20/21	EUR	$(1,000)	$50
Citigroup	Republic Of South Africa	BUY	1.00	12/20/21	USD	1,823	(24)
Citigroup	Republic Of Turkey	BUY	1.00	06/20/21	USD	514	(16)
Citigroup	Republic Of Turkey	BUY	1.00	12/20/20	USD	2,654	(130)
Citigroup	Republic Of Turkey	BUY	1.00	06/20/21	USD	3,117	(124)
Citigroup	Republic Of Turkey	SELL	1.00	06/20/21	USD	(3,631)	151
Citigroup	Russia	SELL	1.00	06/20/21	USD	(2,345)	101
Deutsche Bank	Mexico	BUY	1.00	12/20/21	USD	1,269	(30)
Deutsche Bank	Republic Of Turkey	BUY	1.00	12/20/21	USD	307	(7)
Goldman Sachs	Republic Of South Africa	BUY	1.00	06/20/22	USD	1,140	(5)
JPMorgan Chase Bank	Korea	BUY	1.00	12/20/21	USD	1,402	5
Morgan Stanley	Russia	SELL	1.00	12/20/21	USD	(248)	3

							$(26)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Continued)

Percentages are based on Net Assets of $508,371 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At June 30, 2017, such securities amounted to $965 ($ Thousands), or 0.0% of the net assets of the Fund.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $15,409 ($ Thousands), representing 3.0% of the Net Assets of the Fund.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.
(D)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(F)	The rate reported is the effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Unsettled bank loan. Interest rate not available.

@ At June 30, 2017, the tax basis cost of the Fund's investments was $501,017 ($ Thousands), and the unrealized appreciation and depreciation were $21,879 ($ Thousands) and $(11,969) ($Thousands),respectively.

# At June 30, 2017, the tax basis proceeds of the Fund's securities sold short were $103,080 ($ Thousands), and the unrealized appreciation and depreciation were $3,276 ($ Thousands) and $(8,208) ($Thousands), respectively.

ADR – American Depositary Receipt

ARS – Argentine Peso

BRL – Brazilian Real

CDI – Average One-Day Interbank Deposit Rate

Cl – Class

CZK – Czech Koruna

EGP – Egyptian Pound

ETF – Exchange Traded Fund

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound

GO – General Obligation

IDR – Indonesian Rupiah

INR – Indian Rupee

LIBOR – London Interbank Offered ate

LLC – Limited Liability Company

LP – Limited Partnership

Ltd – Limited

MTN – Medium Term Note

MXN – Mexican Peso

OTC – Over the Counter

PIK – Payment-in-Kind

RB – Revenue Bond

RUB – Russian Ruble

S&P– Standard & Poor’s

SPX – Standard & Poor’s 500 Index

TRY – Turkish Lira

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$191,237	$–	$–	$191,237
Registered Investment Companies	163,517	–	–	163,517
Corporate Obligations	–	31,421	–	31,421
Sovereign Debt	–	19,986	–	19,986
Loan Participations	–	8,844	613	9,457
Preferred Stock	821	–	–	821
Municipal Bonds	–	680	–	680
Convertible Bonds	–	640	–	640
Mortgage-Backed Security	–	215	–	215
U.S. Treasury Obligation	–	12,951	–	12,951
Cash Equivalent	80,002	–	–	80,002

Total Investments in Securities	$435,577	$74,737	$613	$510,927

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(100,007)	$–	$–	$(100,007)
Exchange Traded Funds	(6,419)	–	–	(6,419)
Preferred Stock	(1,584)	–	–	(1,584)
Unfunded Loan Participation	–	(2)	–	(2)

Total Securities Sold Short	$(108,010)	$(2)	$–	$(108,012)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$197	$–	$–	$197
Written Options Futures Contracts *	(61)	–	–	(61)
Unrealized Appreciation	49	–	–	49
Forwards Contracts *
Unrealized Appreciation	–	246	–	246
Unrealized Depreciation	–	(266)	–	(266)
OTC Swaps
Cross Currency Swaps *
Unrealized Depreciation	–	(16)	–	(16)
Credit Default Swaps *
Unrealized Appreciation	–	33	–	33
Total Return Swaps *
Unrealized Appreciation	–	850	–	850
Unrealized Depreciation	–	(280)	–	(280)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	67	–	67
Unrealized Depreciation	–	(21)	–	(21)
Credit Default Swaps *
Unrealized Appreciation	–	310	–	310
Unrealized Depreciation	–	(336)	–	(336)

Total Other Financial Instruments	$185	$587	$–	$772

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Strategy Alternative Fund (Concluded)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional Managed Trust Long/Short Alternative Fund, CI Y	$41,767	$–	$(11,000)	$(147)	$3,009	$33,629	$1
SEI Daily Income Trust, Government Fund, CI F	94,332	451,437	(465,767)	–	–	80,002	262

Totals	$136,099	$451,437	$(476,767)	$(147)	$3,009	$113,631	$263

As of June 30, 2017, Multi-Strategy Alternative Fund is the buyer (“receiving protection”) on a total notional amount of $12.2 million and the seller (“providing protection”) on a total notional amount of $7.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	$(108,043)	-	$130,869	$22,826
Maximum potential amount of future payments	-	6,224,000	-	1,140,550	7,364,550
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	7,364,550	-	-	7,364,550
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$7,364,550	$-	$-	$7,364,550

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 47.7%
U.S. Treasury Bills(A)
1.117%, 12/28/2017	$13,942	$13,865
1.106%, 12/14/2017	35,016	34,846
1.074%, 12/07/2017(B)	53,409	53,160
1.062%, 11/30/2017(B)	63,636	63,356
1.056%, 11/24/2017(B)	27,432	27,316
1.025%, 11/16/2017(B)	25,679	25,577
0.980%, 11/02/2017(B)	4,634	4,617
0.977%, 09/07/2017(B)	115,326	115,125
0.958%, 10/26/2017(B)	7,490	7,465
0.914%, 10/05/2017(B)	9,887	9,861
0.672%, 08/24/2017(B)	8,784	8,772
0.672%, 08/31/2017	1,448	1,446
0.647%, 08/17/2017(B)	7,570	7,561
0.627%, 08/03/2017(B)	105,001	104,924
0.607%, 07/20/2017(B)	388,464	388,321
0.602%, 07/27/2017	14,100	14,092
0.592%, 07/13/2017(B)	1,416	1,416
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,112	2,868
3.625%, 04/15/2028	851	1,112
3.375%, 04/15/2032	2,066	2,839
2.625%, 07/15/2017	708	708
2.500%, 01/15/2029	2,114	2,541
2.375%, 01/15/2025	3,203	3,649
2.375%, 01/15/2027	788	915
2.125%, 01/15/2019	4,328	4,468
2.125%, 02/15/2041	1,190	1,487
2.000%, 01/15/2026	2,569	2,879
1.875%, 07/15/2019	1,722	1,795
1.750%, 01/15/2028	1,137	1,267
1.375%, 07/15/2018	4,989	5,068
1.375%, 01/15/2020	2,683	2,781
1.375%, 02/15/2044	1,049	1,141
1.250%, 07/15/2020	3,200	3,336
1.125%, 01/15/2021	2,048	2,127
1.000%, 02/15/2046	5,160	5,155
0.750%, 02/15/2042	1,569	1,493
0.750%, 02/15/2045	779	730
0.625%, 07/15/2021	2,365	2,424
0.625%, 01/15/2024	4,506	4,571
0.625%, 01/15/2026	34,145	34,361
0.625%, 02/15/2043	2,925	2,691
0.375%, 07/15/2023	2,574	2,591
0.375%, 07/15/2025	27,242	27,038
0.250%, 01/15/2025	4,439	4,360
0.125%, 04/15/2018	1,534	1,528
0.125%, 04/15/2019	3,131	3,132
0.125%, 04/15/2020	86,996	87,130
0.125%, 04/15/2021	98,519	98,369
0.125%, 01/15/2022	1,837	1,834
0.125%, 07/15/2022	2,073	2,071

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2023		$1,748	$1,732
0.125%, 07/15/2024		1,545	1,517
0.125%, 07/15/2026		34,888	33,652

Total U.S. Treasury Obligations (Cost $1,240,781) ($ Thousands)			1,239,080

SOVEREIGN DEBT – 16.1%
African Development Bank(B)
2.375%, 09/23/2021		1,250	1,270
1.375%, 02/12/2020		1,250	1,240
1.250%, 07/26/2021		1,250	1,216
1.125%, 03/04/2019		1,500	1,491
1.125%, 09/20/2019		1,000	989
Andina de Fomento
4.375%, 06/15/2022(B)		250	270
Asian Development Bank MTN(B)
2.625%, 01/12/2027		750	762
2.000%, 04/24/2026		500	481
1.750%, 01/10/2020		1,000	1,003
1.625%, 08/26/2020		1,000	994
1.500%, 01/22/2020		1,000	996
1.375%, 01/15/2019		1,000	999
1.375%, 03/23/2020		1,000	993
1.000%, 08/16/2019		1,000	987
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	2,069	2,370
0.750%, 04/15/2018		342	392
Canada Government International Bond(B)
1.625%, 02/27/2019		$2,250	2,257
1.125%, 03/19/2018		1,000	999
Chile Government International Bond
3.875%, 08/05/2020(B)		250	264
Council of Europe Development Bank(B)
1.750%, 11/14/2019		1,000	1,003
1.625%, 03/16/2021		500	494
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	4,858	5,975
1.750%, 04/15/2020		5,983	7,357
0.500%, 04/15/2030		8,181	10,456
0.100%, 04/15/2023		25,108	30,409
0.100%, 04/15/2026		6,411	7,867
0.100%, 04/15/2026		29,934	36,733
0.100%, 04/15/2046		733	912
European Bank for Reconstruction & Development MTN(B)
2.125%, 03/07/2022		$250	250
2.000%, 02/01/2021		1,000	1,002
1.750%, 06/14/2019		1,000	1,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.625%, 11/15/2018		$1,000	$1,001
1.625%, 05/05/2020		500	498
1.500%, 03/16/2020		250	249
0.750%, 09/01/2017		200	200
European Investment Bank(B)
4.875%, 02/15/2036		250	319
4.000%, 02/16/2021		1,000	1,073
3.250%, 01/29/2024		750	792
2.250%, 03/15/2022		750	755
2.125%, 10/15/2021		1,000	1,005
2.125%, 04/13/2026		500	488
2.000%, 03/15/2021		500	500
1.625%, 12/15/2020		1,000	992
1.375%, 06/15/2020		750	741
1.000%, 12/15/2017		150	150
Export Development Canada(B)
1.750%, 08/19/2019		500	502
1.750%, 07/21/2020		1,000	1,000
1.625%, 01/17/2020		250	250
1.500%, 10/03/2018		500	500
1.500%, 05/26/2021		1,000	985
1.375%, 10/21/2021		500	488
1.000%, 11/01/2018		2,000	1,988
0.750%, 12/15/2017		750	748
FMS Wertmanagement AoeR(B)
1.750%, 01/24/2020		500	501
1.750%, 03/17/2020		500	500
1.250%, 07/30/2018		1,000	998
1.000%, 11/21/2017		950	949
France Government Bond OAT
3.400%, 07/25/2029	EUR	881	1,474
3.150%, 07/25/2032		727	1,252
2.250%, 07/25/2020		6,154	7,784
2.100%, 07/25/2023		1,400	1,898
2.100%, 07/25/2023		1,094	1,483
1.850%, 07/25/2027		8,896	12,532
1.800%, 07/25/2040		2,427	3,900
1.300%, 07/25/2019		246	295
1.100%, 07/25/2022		21,312	27,013
1.100%, 07/25/2022		1,254	1,590
1.000%, 07/25/2017		1,098	1,253
0.700%, 07/25/2030(C)		1,432	1,834
0.700%, 07/25/2030(C)		207	265
0.250%, 07/25/2018		1,609	1,864
0.250%, 07/25/2024		2,933	3,600
0.250%, 07/25/2024		272	334
0.100%, 03/01/2021		3,095	3,687
0.100%, 07/25/2021		6,590	7,884
0.100%, 03/01/2025		11,128	13,425
Inter-American Development Bank MTN(B)
7.000%, 06/15/2025		$500	645
3.875%, 09/17/2019		350	366

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.000%, 10/04/2023		$250	$261
3.000%, 02/21/2024		250	261
2.125%, 11/09/2020		250	252
2.000%, 06/02/2026		500	481
1.875%, 06/16/2020		1,000	1,003
1.875%, 03/15/2021		500	500
1.750%, 10/15/2019		1,000	1,002
1.625%, 05/12/2020		500	498
1.125%, 09/12/2019		1,000	987
International Bank for Reconstruction & Development(B)
4.750%, 02/15/2035		250	311
2.250%, 06/24/2021		1,000	1,011
2.000%, 01/26/2022		500	500
1.875%, 03/15/2019		1,000	1,006
1.625%, 03/09/2021		1,000	991
International Finance MTN(B)
2.125%, 11/17/2017		750	752
2.125%, 04/07/2026		1,750	1,697
1.750%, 09/04/2018		200	201
1.625%, 07/16/2020		1,000	997
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	2,297	3,090
2.600%, 09/15/2023		4,202	5,426
2.550%, 09/15/2041		986	1,280
2.350%, 09/15/2019		2,283	2,767
2.350%, 09/15/2024(C)		1,140	1,443
2.350%, 09/15/2035		2,472	3,222
2.100%, 09/15/2017		1,019	1,163
2.100%, 09/15/2021		1,508	1,878
1.700%, 09/15/2018		104	122
1.700%, 09/15/2018		938	1,100
1.250%, 09/15/2032(C)		2,000	2,219
Korea Development Bank
4.625%, 11/16/2021(B)		$250	270
Nordic Investment Bank MTN(B)
2.125%, 02/01/2022		750	754
1.500%, 09/29/2020		1,000	991
1.125%, 03/19/2018		1,000	999
1.125%, 02/25/2019		500	497
0.750%, 01/17/2018		200	200
North American Development Bank
2.400%, 10/26/2022(B)		200	196
Province of British Columbia Canada(B)
6.500%, 01/15/2026		250	316
2.000%, 10/23/2022		250	248
Province of Manitoba Canada(B)
3.050%, 05/14/2024		250	258
2.125%, 05/04/2022		250	249
Province of Ontario Canada(B)
4.000%, 10/07/2019		500	524
2.450%, 06/29/2022		250	252

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.400%, 02/08/2022		$750	$756
2.000%, 01/30/2019		500	503
1.875%, 05/21/2020		500	499
Province of Quebec Canada(B)
7.500%, 09/15/2029		200	285
2.875%, 10/16/2024		250	254
2.500%, 04/20/2026		750	738
Svensk Exportkredit MTN
1.750%, 03/20/2021(B)		1,000	994
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,743
2.500%, 04/16/2020		429	2,058
2.500%, 07/17/2024		340	1,615
2.000%, 01/26/2035		932	3,207
1.875%, 11/22/2022		1,579	2,543
1.250%, 11/22/2017		210	277
1.250%, 11/22/2027		2,370	4,140
1.250%, 11/22/2032		715	1,400
1.250%, 11/22/2055		1,602	5,079
1.125%, 11/22/2037		1,044	2,246
0.750%, 03/22/2034		990	1,869
0.750%, 11/22/2047		847	2,065
0.625%, 03/22/2040		1,837	3,839
0.625%, 11/22/2042		2,324	5,100
0.500%, 03/22/2050		1,331	3,214
0.375%, 03/22/2062		1,082	3,140
0.250%, 03/22/2052		1,789	4,211
0.125%, 03/22/2024		27,348	41,063
0.125%, 03/22/2026		19,804	30,370
0.125%, 03/22/2029		1,824	2,926
0.125%, 03/22/2044		3,014	6,045
0.125%, 03/22/2058		1,269	3,190
0.125%, 11/22/2065		750	2,151
0.125%, 03/22/2068		433	1,309

Total Sovereign Debt (Cost $414,490) ($ Thousands)			419,985

	Shares

FOREIGN COMMON STOCK – 4.3%

Australia – 0.3%
AGL Energy		25,712	503
Amcor		3,900	48
APA Group		38,075	268
Aristocrat Leisure		11,728	203
ASX		2,472	102
Aurizon Holdings		21,309	88
AusNet Services		264,595	352
BHP Billiton		5,561	99
Brambles		9,655	72
Caltex Australia		19,918	483
CIMIC Group		4,686	140

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Coca-Cola Amatil	19,358	$137
Cochlear	2,349	280
Computershare	58,392	633
Crown Resorts	10,576	100
CSL	3,069	325
Domino's Pizza Enterprises	2,369	95
Fortescue Metals Group	27,506	110
Harvey Norman Holdings	38,002	111
Healthscope	82,236	139
Incitec Pivot	29,314	77
Insurance Australia Group	17,664	92
LendLease Group	3,959	51
Oil Search	43,422	227
Origin Energy *	40,531	213
Qantas Airways	25,771	113
Ramsay Health Care	5,073	286
REA Group	2,602	133
Scentre Group ‡	11,668	36
SEEK	7,445	97
Sonic Healthcare	16,500	307
South32	36,210	74
Sydney Airport	20,066	109
Tabcorp Holdings	34,462	116
Tatts Group	44,420	142
Telstra, Cl B	151,094	498
TPG Telecom	73,247	320
Transurban Group	13,849	126
Treasury Wine Estates	30,987	313
Vicinity Centres ‡	28,772	57
Wesfarmers	4,028	124
Westfield ‡	9,207	57
Westpac Banking	2,441	57
Woodside Petroleum	6,856	157
Woolworths	9,620	188

		8,258

Austria – 0.0%
Andritz	3,371	203
Erste Group Bank *	4,076	156
OMV	9,074	470
Raiffeisen Bank International *	6,043	152
voestalpine	5,195	242

		1,223

Belgium – 0.1%
Ageas	2,714	109
Anheuser-Busch InBev	2,858	315
Colruyt	6,336	333
Groupe Bruxelles Lambert	357	34
KBC Group	1,942	147
Proximus SADP	13,839	483
Solvay	1,290	173

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Telenet Group Holding *	6,800	$428
UCB, Cl A	6,939	477
Umicore	4,213	293

		2,792

Canada – 0.4%
Alimentation Couche-Tard, Cl B	5,390	258
Atco, Cl I	8,416	329
Bank of Montreal	518	38
Bank of Nova Scotia, Cl C	1,590	95
Barrick Gold	4,739	75
BCE	9,904	445
BlackBerry *	20,413	204
Bombardier, Cl B *	74,372	135
CAE	9,180	158
Canadian National Railway	2,192	178
Canadian Natural Resources	4,257	123
Canadian Pacific Railway	641	103
Canadian Tire, Cl A	1,352	154
Canadian Utilities, Cl A	11,282	362
CGI Group, Cl A *	6,993	357
CI Financial	3,354	71
Constellation Software	636	332
Crescent Point Energy, Cl F	4,916	38
Dollarama	2,451	234
Emera	5,208	193
Empire, Cl A	15,307	261
Enbridge	2,263	90
Encana	8,974	79
Fairfax Financial Holdings	200	87
Finning International	7,855	154
First Capital Realty	4,150	63
First Quantum Minerals (Canada)	2,143	18
Fortis	11,814	415
Franco-Nevada	1,000	72
George Weston	2,265	205
Gildan Activewear	6,126	188
H&R ‡	4,787	81
Hydro One (C)	9,377	168
Imperial Oil	2,707	79
Intact Financial	1,580	119
Jean Coutu Group PJC, Cl A	11,072	170
Loblaw	4,092	227
Magna International, Cl A	2,438	113
Methanex	1,070	47
Metro, Cl A	7,776	255
National Bank of Canada	870	36
Open Text	9,748	307
Potash Corp of Saskatchewan	2,157	35
PrairieSky Royalty	2,615	59
Restaurant Brands International	2,608	163
RioCan ‡	3,430	64

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Rogers Communications, Cl B	7,402	$349
Royal Bank of Canada	1,066	77
Saputo	5,318	169
Shaw Communications, Cl B	7,879	172
Shopify *	1,760	153
SNC-Lavalin Group	1,669	72
Suncor Energy	2,894	84
Teck Resources, Cl B	2,423	42
TELUS	10,607	366
Thomson Reuters, Cl B	3,166	146
Toronto-Dominion Bank	1,857	93
TransCanada	2,000	95
Turquoise Hill Resources *	6,748	18
Valeant Pharmaceuticals International *	19,715	342
Vermilion Energy	2,483	79
Wheaton Precious Metals	2,275	45

		9,739

Chile – 0.0%
Antofagasta	8,667	90

China – 0.0%
Sands China	18,800	86
Yangzijiang Shipbuilding Holdings	175,548	152

		238

Denmark – 0.2%
AP Moller–Maersk, Cl A	102	195
AP Moller–Maersk, Cl B	99	199
Carlsberg, Cl B	3,461	369
Chr Hansen Holding	4,349	316
Coloplast, Cl B	3,496	292
Danske Bank	6,879	264
DONG Energy (C)	7,632	344
Genmab *	996	212
Novo Nordisk, Cl B	5,821	249
Novozymes, Cl B	7,255	317
Pandora	2,136	199
TDC	79,788	463
Tryg	10,215	223
Vestas Wind Systems	1,356	125
William Demant Holding *	13,916	360

		4,127

Finland – 0.1%
Elisa	10,422	403
Fortum	21,754	341
Kone, Cl B	2,993	152
Metso	2,878	100
Neste	18,237	717
Nokia	58,083	355
Nokian Renkaat	5,363	222

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Orion, Cl B	9,382	$598
Sampo, Cl A	3,627	186
Stora Enso, Cl R	16,819	217
UPM-Kymmene, Cl V	9,046	257
Wartsila Abp	2,318	137

		3,685

France – 0.3%
Accor	875	41
Aeroports de Paris, Cl A	373	60
Air Liquide	1,030	127
Arkema	1,313	140
Atos	2,252	316
AXA	1,932	53
Bouygues	892	38
Bureau Veritas	900	20
Capgemini	2,596	268
Carrefour	1,443	36
Christian Dior	506	145
CNP Assurances	1,903	43
Credit Agricole	5,388	87
Danone	1,646	124
Dassault Systemes	3,513	315
Electricite de France	11,810	128
Engie	13,671	206
Essilor International	3,166	402
Eutelsat Communications	1,501	38
Fonciere Des Regions ‡	434	40
Gecina ‡	699	110
Groupe Eurotunnel	4,624	49
Hermes International	96	47
ICADE ‡	512	43
Iliad	1,128	266
Ingenico Group	3,300	299
JCDecaux	1,173	38
Kering	389	132
Klepierre ‡	1,965	80
L'Oreal	607	126
LVMH Moet Hennessy Louis Vuitton	241	60
Natixis	5,679	38
Orange	22,713	360
Pernod Ricard	1,010	135
Remy Cointreau	1,323	154
Renault	450	41
Rexel	3,641	60
Sanofi	4,184	400
Schneider Electric *	577	44
SCOR	1,457	58
Societe BIC	289	34
Societe Generale	2,531	136
STMicroelectronics	22,340	320
Suez	14,785	273

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Thales, Cl A	1,344	$145
TOTAL	13,193	651
Valeo	527	35
Veolia Environnement	8,189	173
Vinci	822	70
Vivendi	5,328	118
Wendel	681	101

		7,223

Germany – 0.3%
adidas	861	165
Allianz	347	68
BASF	1,028	95
Bayer	1,449	187
Beiersdorf	1,696	178
Brenntag	527	30
Commerzbank *	5,497	65
Continental	286	62
Covestro (C)	1,507	109
Deutsche Bank	2,043	36
Deutsche Boerse	283	30
Deutsche Lufthansa	5,273	120
Deutsche Post	2,302	86
Deutsche Telekom	20,670	371
Deutsche Wohnen	1,750	67
E.ON	26,305	247
Fraport Frankfurt Airport Services Worldwide	1,521	134
Fresenius	4,273	366
Fresenius Medical Care	3,975	381
GEA Group	1,568	64
Hannover Rueck	619	74
HeidelbergCement	879	85
Henkel & KGaA	1,543	186
HUGO BOSS	2,069	145
Infineon Technologies	17,463	368
K+S	2,963	76
LANXESS	1,587	120
Linde	488	92
MAN	398	43
Merck KGaA	2,187	264
Metro	4,277	144
Muenchener Rueckversicherungs-Gesellschaftin Muenchen	274	55
OSRAM Licht	1,575	125
QIAGEN *	7,696	256
RWE *	14,159	282
SAP	3,666	382
Siemens	850	117
Symrise	2,361	167
Telefonica Deutschland Holding	49,505	247
thyssenkrupp	3,604	102
TUI	3,217	47

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
United Internet	6,170	$339
Volkswagen	135	21

		6,598

Hong Kong – 0.3%
AIA Group	13,800	101
ASM Pacific Technology	51,400	695
BOC Hong Kong Holdings	15,500	74
Cheung Kong Property Holdings	5,708	45
CK Hutchison Holdings	8,208	103
CK Infrastructure Holdings	50,438	424
CLP Holdings, Cl B	51,500	545
Galaxy Entertainment Group *	6,000	36
HK Electric Investments & HK Electric
Investments (C)	352,000	324
HKT Trust and HKT	327,920	430
Hong Kong & China Gas	220,174	414
Hutchison Port Holdings, Cl U	584,226	251
Kerry Properties	13,000	44
Li & Fung	672,000	244
Link ‡	13,500	103
MGM China Holdings	30,000	67
MTR *	39,500	222
NWS Holdings	90,000	177
PCCW	785,000	446
Power Assets Holdings	44,602	394
Shangri-La Asia	82,000	139
SJM Holdings	52,000	55
Swire Pacific, Cl A	4,000	39
Swire Properties	18,400	61
Techtronic Industries	56,500	260
WH Group (C)	412,500	416
Wynn Macau	27,600	65
Yue Yuen Industrial Holdings	68,500	284

		6,458

Ireland – 0.1%
Accenture, Cl A	1,029	127
Bank of Ireland *	889,446	233
CRH	8,888	314
Eaton	2,114	164
Kerry Group, Cl A	4,069	350
Paddy Power Betfair	3,752	400
Ryanair Holdings ADR *	3,511	378

		1,966

Israel – 0.1%
Azrieli Group	2,954	164
Bank Hapoalim	29,177	197
Bank Leumi Le-Israel	39,720	193
Bezeq The Israeli Telecommunication	318,697	529
Check Point Software Technologies *	3,822	417

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Israel Chemicals	66,305	$313
Mizrahi Tefahot Bank	12,761	232
NICE-Systems	6,857	550
Teva Pharmaceutical Industries	8,872	294

		2,889

Italy – 0.1%
Assicurazioni Generali	2,134	35
Atlantia	3,095	87
CNH Industrial	12,849	145
Enel	67,914	364
Eni	16,512	248
EXOR	1,900	103
Ferrari	2,608	224
Fiat Chrysler Automobiles *	18,029	190
Leonardo-Finmeccanica	10,324	171
Luxottica Group	2,908	168
Mediobanca	8,384	83
Prysmian	5,661	166
Saipem *	71,504	264
Snam Rete Gas	114,066	496
Telecom Italia *	511,570	417
Tenaris	15,473	241
Terna Rete Elettrica Nazionale	54,270	292
UnipolSai Assicurazioni	31,346	68

		3,762

Japan – 0.5%
Aeon, Cl H	5,800	88
Air Water	5,000	92
Aisin Seiki *	800	41
Ajinomoto	7,000	151
ANA Holdings	20,000	69
Aozora Bank *	31,000	118
Asahi Group Holdings	2,800	105
Asahi Kasei *	9,000	97
Astellas Pharma	8,000	98
Bank of Kyoto	4,000	38
Calbee	2,000	79
Canon *	2,600	88
Central Japan Railway	400	65
Chubu Electric Power	11,300	150
Chugai Pharmaceutical	2,500	94
Chugoku Bank	7,600	114
Chugoku Electric Power *	12,200	134
Credit Saison	5,700	111
Daicel	3,800	47
Daito Trust Construction	500	78
Daiwa House Industry	3,000	102
Daiwa Securities Group	18,000	107
Dentsu	1,000	48
Eisai	2,000	110

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Electric Power Development	6,100	$151
FamilyMart UNY Holdings, Cl H	2,600	149
Fast Retailing	100	33
FUJIFILM Holdings	2,200	79
Fukuoka Financial Group	17,000	81
Hankyu Hanshin Holdings	1,400	50
Hino Motors	3,600	40
Hirose Electric	840	120
Hiroshima Bank	18,000	80
Hisamitsu Pharmaceutical	2,500	120
Hitachi Chemical	3,039	91
Idemitsu Kosan	11,100	315
Inpex	21,000	202
J Front Retailing	3,000	46
Japan Prime Realty Investment, Cl A ‡	24	83
Japan Real Estate Investment ‡	16	80
Japan Retail Fund Investment, Cl A ‡	32	59
JXTG Holdings	96,000	419
Kamigumi	8,000	84
Kaneka	12,000	91
Kansai Electric Power	10,800	149
Kansai Paint	3,000	69
Kao	1,800	107
KDDI	10,900	289
Keikyu	4,000	48
Keio	3,000	25
Kikkoman	4,000	128
Kirin Holdings	6,100	124
Konami Holdings	1,356	75
Kyocera *	900	52
Kyushu Electric Power *	9,400	114
Lawson	1,200	84
LIXIL Group	3,000	75
M3 *	3,600	99
Marubeni	5,000	32
Maruichi Steel Tube	3,200	93
McDonald's Holdings Japan	23	1
Mebuki Financial Group	19,230	72
Medipal Holdings	6,500	120
MEIJI Holdings	2,000	162
Miraca Holdings	2,800	126
Mitsubishi Chemical Holdings, Cl B *	4,700	39
Mitsubishi Motors	4,200	28
Mitsubishi Tanabe Pharma	7,400	171
Mitsui Chemicals	9,000	48
Mizuho Financial Group	45,700	84
Murata Manufacturing	500	76
NEC	12,000	32
NGK Spark Plug	2,600	55
NH Foods	4,000	122
Nippon Building Fund ‡	13	66
Nippon Prologis ‡	36	77

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nippon Telegraph & Telephone	8,400	$397
Nisshin Seifun Group	9,415	155
Nissin Food Products	2,000	125
NOK	1,500	32
Nomura Research Institute	2,178	86
NTT Data	10,000	111
NTT DOCOMO	16,300	385
Odakyu Electric Railway	1,500	30
Oji Holdings	22,000	114
Ono Pharmaceutical	2,400	52
Oracle Japan	1,900	123
Osaka Gas	78,000	319
Otsuka Holdings	3,400	145
Resona Holdings	17,500	96
Ryohin Keikaku	200	50
Sankyo	1,100	37
Santen Pharmaceutical	7,500	102
Sekisui Chemical	3,000	54
Seven & i Holdings	2,100	86
Seven Bank	30,200	108
Shimadzu	6,000	114
Shimizu	3,000	32
Shin-Etsu Chemical, Cl A *	1,100	100
Shizuoka Bank	12,000	108
Showa Shell Sekiyu	29,300	272
SoftBank	3,800	308
Subaru	900	30
Sumitomo	6,500	85
Sumitomo Rubber Industries	100	2
Suntory Beverage & Food	2,800	130
Suzuken	2,760	92
Sysmex	1,700	101
Taisei	5,000	46
Taisho Pharmaceutical Holdings	1,000	76
Takeda Pharmaceutical	2,600	132
Teijin	4,800	92
Terumo	4,000	157
Tobu Railway	17,000	93
Toho	1,600	49
Toho Gas	34,063	248
Tohoku Electric Power	8,400	116
Tokyo Electric Power Holdings *	4,200	17
Tokyo Gas	62,000	322
Tokyu	4,000	30
Toray Industries	10,000	84
TOTO	1,000	38
Toyo Seikan Group Holdings	1,900	32
Toyo Suisan Kaisha	3,000	115
Toyota Industries	1,900	100
Toyota Motor *	1,700	89
Unicharm	4,900	123
United Urban Investment ‡	66	94

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Yakult Honsha	1,800	$123
Yamaguchi Financial Group	9,000	109
Yamato Holdings	1,400	28
Yamazaki Baking	5,000	100

		13,833

Luxembourg – 0.0%
RTL Group	682	51
SES, Cl A	1,713	40

		91

Netherlands – 0.2%
Aegon	27,244	139
Akzo Nobel	2,588	225
Altice *	7,879	181
Altice, Cl B *	11,055	255
ArcelorMittal *	7,178	163
ASML Holding	3,148	410
Coca-Cola European Partners	2,967	120
Gemalto	4,556	273
Heineken	1,925	187
ING Groep	10,046	173
Koninklijke Ahold Delhaize	14,293	273
Koninklijke Boskalis Westminster	1,861	60
Koninklijke DSM	3,445	250
Koninklijke KPN	91,067	291
Koninklijke Philips	3,383	120
Koninklijke Vopak	12,357	572
LyondellBasell Industries, Cl A	3,960	334
NN Group	3,780	134
NXP Semiconductors *	2,141	234
Randstad Holding	1,641	96
RELX	10,973	225
Unibail-Rodamco ‡	139	35
Unilever	3,312	183
Wolters Kluwer	4,597	194

		5,127

New Zealand – 0.1%
Auckland International Airport	59,637	311
Contact Energy	79,201	302
Fletcher Building	46,704	273
Mercury NZ	112,969	275
Meridian Energy	170,649	364
Ryman Healthcare	58,689	356
Spark New Zealand	147,825	409

		2,290

Norway – 0.1%
DNB, Cl A	9,226	156
Gjensidige Forsikring	10,608	180
Marine Harvest	13,283	227

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Norsk Hydro	51,688	$286
Orkla	30,555	310
Schibsted, Cl A	5,700	137
Schibsted, Cl B	7,617	168
Statoil	26,354	435
Telenor	22,751	376
Yara International	7,741	290

		2,565

Panama – 0.0%
Carnival	1,461	96

Portugal – 0.0%
Banco Espirito Santo *	50,830	–
EDP–Energias de Portugal	85,324	279
Galp Energia SGPS	25,094	379
Jeronimo Martins	16,644	324

		982

Singapore – 0.1%
CapitaLand	33,800	86
CapitaLand Commercial Trust ‡	53,667	65
DBS Group Holdings	7,800	117
Genting Singapore	238,600	188
Global Logistic Properties	42,000	87
Golden Agri-Resources	1,474,000	401
Jardine Cycle & Carriage	6,200	200
Keppel	16,600	76
Oversea-Chinese Banking	12,800	100
Sembcorp Industries	31,300	70
Singapore Airlines	21,300	157
Singapore Exchange	33,500	179
Singapore Press Holdings	176,700	415
Singapore Technologies Engineering	25,400	68
Singapore Telecommunications	116,700	330
StarHub	230,000	454
United Overseas Bank	5,300	89
UOL Group	7,072	39
Wilmar International	89,200	217

		3,338

Spain – 0.2%
Abertis Infraestructuras	5,513	102
ACS Actividades de Construccion y Servicios	2,833	109
Aena (C)	765	149
Amadeus IT Group, Cl A	10,255	612
Banco Bilbao Vizcaya Argentaria	10,923	90
Banco Santander	16,470	109
Bankia	20,227	98
CaixaBank	30,255	144
Distribuidora Internacional de Alimentacion	38,251	238
Enagas	12,242	343

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Endesa	4,836	$111
Ferrovial	4,529	100
Gas Natural SDG	6,561	153
Grifols	14,620	407
Iberdrola	26,058	206
Industria de Diseno Textil	9,200	353
Red Electrica	8,320	174
Repsol, Cl A	21,631	331
Telefonica	18,046	186

		4,015

Sweden – 0.2%
Alfa Laval	3,670	75
Atlas Copco, Cl A	1,818	70
Atlas Copco, Cl B	1,891	65
Boliden	12,111	330
Electrolux	4,260	139
Essity, Cl B *	7,171	196
Getinge, Cl B	16,980	332
Hennes & Mauritz, Cl B	4,059	101
Hexagon, Cl B	8,618	409
Husqvarna, Cl B	17,924	178
ICA Gruppen	7,278	271
Industrivarden, Cl C	4,865	116
Kinnevik	1,565	48
Lundin Petroleum *	24,445	470
Millicom International Cellular	3,667	216
Nordea Bank	6,982	89
Skandinaviska Enskilda Banken, Cl A	7,936	96
SKF, Cl B	8,542	173
Svenska Handelsbanken, Cl A	2,082	30
Swedbank, Cl A	2,347	57
Swedish Match	7,003	246
Tele2, Cl B	24,845	260
Telefonaktiebolaget LM Ericsson, Cl B	53,405	381
Telia	65,127	300
Volvo, Cl B	6,277	107

		4,755

Switzerland – 0.2%
ABB	4,545	112
Adecco Group	1,187	90
Baloise Holding	496	77
Barry Callebaut *	121	167
Chocoladefabriken Lindt & Spruengli	31	308
Cie Financiere Richemont	1,741	144
Coca-Cola HBC	3,429	101
Dufry *	1,505	247
EMS-Chemie Holding	353	261
Geberit	215	100
Givaudan	186	373
Kuehne & Nagel International	661	110

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
LafargeHolcim	843	$48
Lonza Group	1,178	255
Nestle	1,850	161
Novartis	2,503	209
Partners Group Holding	322	200
Roche Holding	898	229
Schindler Holding	1,164	244
SGS, Cl B	41	99
Sika	37	238
Sonova Holding	1,666	271
Straumann Holding	271	154
Swatch Group	1,778	130
Swatch Group, Cl B	331	122
Swiss Life Holding	254	86
Swiss Re	978	89
Swisscom	1,199	579
TE Connectivity	1,422	112
Transocean *	31,055	256
Vifor Pharma	1,610	178

		5,750

United Kingdom – 0.4%
Aberdeen Asset Management	4,451	17
Admiral Group	3,076	80
Anglo American *	8,527	113
Associated British Foods	2,191	84
AstraZeneca	3,801	254
Auto Trader Group (C)	48,359	239
Aviva	4,112	28
Barratt Developments	14,410	105
BP	50,616	291
British American Tobacco	1,681	114
BT Group, Cl A	59,549	228
Bunzl	3,000	89
Burberry Group	1,376	30
Capita	2,265	20
Carnival	2,105	139
Centrica	91,279	237
Cobham	76,406	129
Compass Group	7,733	163
Croda International	2,513	127
Delphi Automotive	1,026	90
Diageo	2,888	85
Dixons Carphone	10,596	39
easyJet	3,512	62
Experian	2,610	53
G4S	16,567	70
GlaxoSmithKline	14,130	300
Glencore	35,516	133
Hikma Pharmaceuticals	5,080	97
IMI	1,574	24
Imperial Brands	2,202	99

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Inmarsat	37,473	$375
InterContinental Hotels Group	1,219	68
Intertek Group	544	30
ITV	11,950	28
J Sainsbury	21,670	71
Johnson Matthey	1,866	70
Marks & Spencer Group	10,789	47
Mediclinic International	15,345	148
National Grid	24,779	306
Next, Cl A	560	28
Pearson	16,363	147
Petrofac	56,980	327
Reckitt Benckiser Group	1,075	109
RELX	3,034	65
Rio Tinto	4,054	188
Royal Dutch Shell, Cl A	14,028	371
Royal Dutch Shell, Cl B	13,418	360
Royal Mail	6,924	38
RSA Insurance Group	7,664	61
Sage Group	34,684	310
Severn Trent	8,989	255
Shire	3,125	172
Sky *	5,534	71
Smith & Nephew	15,129	260
Smiths Group	4,570	95
SSE	20,367	384
Tate & Lyle	7,790	67
Travis Perkins	3,353	63
Unilever	2,107	114
United Utilities Group, Cl B	17,772	200
Vodafone Group	136,374	386
Whitbread	1,095	56
Wm Morrison Supermarkets	34,659	109
Worldpay Group (C)	57,601	236
WPP	1,441	30

		9,184

Total Foreign Common Stock (Cost $95,051) ($ Thousands)		111,074

COMMON STOCK – 3.7%
Consumer Discretionary – 0.4%
Advance Auto Parts	1,136	132
Amazon.com, Cl A *	111	108
Autonation *	3,088	130
Autozone *	218	124
Bed Bath & Beyond	3,904	119
Best Buy	2,195	126
BorgWarner	2,086	88
CarMax *	1,714	108
CBS, Cl B	1,671	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charter Communications, Cl A *	194	$65
Chipotle Mexican Grill, Cl A *	282	117
Coach	3,725	176
Comcast, Cl A	2,442	95
Darden Restaurants	1,472	133
Discovery Communications, Cl A *	4,903	127
Discovery Communications, Cl C *	5,240	132
DISH Network, Cl A *	1,627	102
Dollar General	1,837	132
Dollar Tree *	1,756	123
DR Horton	2,237	77
Expedia	732	109
Foot Locker, Cl A	3,089	152
Ford Motor	8,016	90
Gap	5,746	126
Garmin	1,579	81
General Motors	2,216	77
Genuine Parts	1,553	144
Goodyear Tire & Rubber	1,985	69
H&R Block	4,738	147
Hanesbrands	6,692	155
Harley-Davidson, Cl A	1,846	100
Hasbro	950	106
Home Depot	660	101
Interpublic Group	4,700	116
Johnson Controls International	3,007	130
Kohl's	4,005	155
L Brands	2,667	144
Leggett & Platt	1,629	86
Lennar, Cl A	2,151	115
LKQ *	4,279	141
Lowe's	1,189	92
Macy's	5,542	129
Marriott International, Cl A	1,166	117
Mattel	6,081	131
McDonald's	689	106
Michael Kors Holdings *	4,899	178
Mohawk Industries *	603	146
NetFlix *	483	72
Newell Brands, Cl B	1,797	96
News, Cl A	6,656	91
News, Cl B	6,800	96
Nike, Cl B	3,230	191
Nordstrom	1,762	84
Omnicom Group	1,422	118
O'Reilly Automotive *	530	116
Priceline Group *	50	94
PVH	1,566	179
Ralph Lauren, Cl A	2,432	180
Ross Stores	2,214	128
Royal Caribbean Cruises	781	85
Scripps Networks Interactive, Cl A	1,434	98

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Signet Jewelers	2,361	$149
Staples	13,000	131
Starbucks	2,467	144
Target, Cl A	2,518	132
TEGNA	7,208	104
Tiffany	1,155	108
Time Warner	1,132	114
TJX	2,072	150
Tractor Supply	2,314	125
TripAdvisor *	3,872	148
Twenty-First Century Fox, Cl A	4,316	122
Twenty-First Century Fox, Cl B	3,644	102
Ulta Beauty *	470	135
Under Armour, Cl A *	7,140	155
Under Armour, Cl C *	7,753	156
VF	2,986	172
Viacom, Cl B	1,904	64
Walt Disney	1,190	126
Whirlpool	397	76
Wyndham Worldwide	1,075	108
Wynn Resorts	659	88
Yum! Brands	2,076	153

		9,954

Consumer Staples – 0.4%
Altria Group	3,905	291
Archer-Daniels-Midland	6,839	283
Brown-Forman, Cl B	5,136	250
Campbell Soup	6,114	319
Church & Dwight	6,428	333
Clorox	1,950	260
Coca-Cola	5,902	265
Colgate-Palmolive	3,495	259
Conagra Brands	9,229	330
Constellation Brands, Cl A	1,639	317
Costco Wholesale	1,834	293
Coty, Cl A	15,157	284
CVS Health	3,591	289
Dr Pepper Snapple Group	3,443	314
Estee Lauder, Cl A	3,029	291
General Mills	5,791	321
Hershey	2,764	297
Hormel Foods	11,944	407
JM Smucker	3,041	360
Kellogg	4,338	301
Kimberly-Clark	2,375	307
Kraft Heinz	2,775	238
Kroger	11,876	277
McCormick	4,002	390
Molson Coors Brewing, Cl B	3,812	329
Mondelez International, Cl A	5,619	243
Monster Beverage *	6,570	326

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo	2,423	$280
Philip Morris International	2,328	273
Procter & Gamble	3,530	308
Reynolds American	4,047	263
Sysco, Cl A	4,263	214
Tyson Foods, Cl A	5,625	352
Walgreens Boots Alliance	3,532	277
Wal-Mart Stores	3,510	266
Whole Foods Market	6,801	286

		10,693

Energy – 0.3%
Anadarko Petroleum, Cl A	4,928	224
Apache	5,099	244
Baker Hughes	4,278	233
Cabot Oil & Gas	10,929	274
Chesapeake Energy *	50,940	253
Chevron	2,251	235
Cimarex Energy	2,603	245
Concho Resources *	2,397	291
ConocoPhillips	4,596	202
Devon Energy	7,486	239
EOG Resources	2,565	232
EQT	5,001	293
ExxonMobil	2,881	233
Halliburton	5,364	229
Helmerich & Payne	5,012	272
Hess	5,888	258
Kinder Morgan	12,379	237
Marathon Oil	20,023	237
Marathon Petroleum	4,014	210
Murphy Oil	10,332	265
National Oilwell Varco, Cl A	8,276	273
Newfield Exploration *	8,020	228
Noble Energy	8,457	239
Occidental Petroleum	4,454	267
Oneok	5,078	265
Phillips 66	2,695	223
Pioneer Natural Resources	1,705	272
Range Resources	10,960	254
Schlumberger, Cl A	3,885	256
TechnipFMC *	8,997	245
Tesoro	2,422	227
Valero Energy	3,081	208
Williams	9,377	284

		8,147

Financials – 0.2%
Affiliated Managers Group	586	97
Aflac	1,295	101
Allstate	963	85
American International Group	1,242	78

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameriprise Financial	614	$78
Aon	680	90
Arthur J. Gallagher	2,093	120
Assurant	976	101
Bank of America	5,801	141
Bank of New York Mellon	2,543	130
BB&T	1,795	81
Berkshire Hathaway, Cl B *	698	118
BlackRock	151	64
Capital One Financial	700	58
CBOE Holdings	1,054	96
Charles Schwab	2,369	102
Chubb	852	124
Cincinnati Financial	2,017	146
Citigroup	1,388	93
Citizens Financial Group	3,013	107
CME Group	772	97
Comerica	1,055	77
Discover Financial Services	1,159	72
E*Trade Financial *	2,418	92
Fifth Third Bancorp	3,964	103
Franklin Resources	2,773	124
Goldman Sachs Group	268	59
Hartford Financial Services Group	2,184	115
Huntington Bancshares	9,087	123
Intercontinental Exchange	1,550	102
Invesco	1,903	67
JPMorgan Chase	873	80
KeyCorp	3,605	68
Leucadia National	4,320	113
Lincoln National	1,000	68
Loews	2,625	123
M&T Bank	598	97
Marsh & McLennan	1,142	89
MetLife	1,562	86
Moody's	1,083	132
Morgan Stanley	1,873	83
Nasdaq, Cl A	1,585	113
Navient	5,548	92
Northern Trust	1,046	102
People's United Financial	8,554	151
PNC Financial Services Group	968	121
Principal Financial Group, Cl A	1,498	96
Progressive	1,877	83
Prudential Financial	736	80
Raymond James Financial	1,182	95
Regions Financial	6,723	98
S&P Global	545	80
State Street	770	69
SunTrust Banks	2,220	126
Synchrony Financial	3,561	106
T. Rowe Price Group	1,457	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Torchmark, Cl A	1,442	$110
Travelers	849	107
Unum Group	1,475	69
US Bancorp	2,336	121
Wells Fargo	1,955	108
Willis Towers Watson	767	112
XL Group	2,550	112
Zions Bancorporation	1,499	66

		6,305

Health Care – 0.4%
Abbott Laboratories	3,210	156
AbbVie	1,754	127
Aetna, Cl A	1,014	154
Agilent Technologies	2,739	162
Alexion Pharmaceuticals *	1,063	129
Allergan	620	151
AmerisourceBergen, Cl A	1,376	130
Amgen, Cl A	840	145
Anthem	784	147
Baxter International	2,892	175
Becton Dickinson	914	178
Biogen *	478	130
Boston Scientific *	5,968	165
Bristol-Myers Squibb	2,871	160
C.R. Bard	521	165
Cardinal Health	1,831	143
Celgene, Cl A *	937	122
Centene *	1,976	158
Cerner *	3,217	214
Cigna	1,044	175
Cooper, Cl A	642	154
DaVita HealthCare Partners *	2,885	187
DENTSPLY SIRONA	2,721	176
Edwards Lifesciences, Cl A *	1,426	169
Eli Lilly	1,884	155
Envision Healthcare *	3,032	190
Express Scripts Holding *	2,680	171
Gilead Sciences	2,209	156
HCA Healthcare *	1,960	171
Henry Schein *	1,096	201
Hologic *	3,960	180
Humana	697	168
Idexx Laboratories *	915	148
Illumina *	1,071	186
Incyte *	1,025	129
Intuitive Surgical *	178	166
Johnson & Johnson	1,285	170
Laboratory Corp of America Holdings *	1,268	195
Mallinckrodt *	3,248	145
McKesson	792	130
Medtronic	1,675	149

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck	1,876	$120
Mettler Toledo International *	275	162
Mylan *	3,267	127
Patterson	3,647	171
PerkinElmer	2,942	200
Perrigo	1,993	150
Pfizer	4,453	150
Quest Diagnostics	1,742	194
Regeneron Pharmaceuticals *	245	120
Stryker	1,159	161
Taro Pharmaceutical Industries *	3,432	385
Teva Pharmaceutical Industries ADR	7,430	247
Thermo Fisher Scientific	769	134
UnitedHealth Group	909	168
Universal Health Services, Cl B	1,717	210
Varian Medical Systems *	1,691	174
Vertex Pharmaceuticals *	1,215	157
Waters *	930	171
Zimmer Biomet Holdings	1,214	156
Zoetis, Cl A	1,874	117

		10,056

Industrials – 0.4%
3M	677	141
Acuity Brands	803	163
Alaska Air Group	1,774	159
Allegion	1,615	131
American Airlines Group	1,938	98
Ametek	1,885	114
Arconic	5,255	119
Boeing	738	146
C.H. Robinson Worldwide	2,024	139
Caterpillar, Cl A	1,117	120
Cintas	1,509	190
CSX	2,266	124
Cummins	871	141
Danaher, Cl A	1,722	145
Deere	1,000	124
Delta Air Lines, Cl A	3,091	166
Dover	1,914	154
Emerson Electric	2,411	144
Equifax	1,030	142
Expeditors International of Washington	2,620	148
Fastenal, Cl A	3,531	154
FedEx	581	126
Flowserve	3,192	148
Fluor	3,126	143
Fortive	1,984	126
Fortune Brands Home & Security	2,268	148
General Dynamics	849	168
General Electric	3,393	92
Honeywell International	835	111

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illinois Tool Works	945	$135
Ingersoll-Rand	1,653	151
Jacobs Engineering Group	1,976	107
JB Hunt Transport Services	1,842	168
Kansas City Southern	1,630	171
L3 Technologies	894	149
Lockheed Martin	518	144
Masco	3,446	132
Nielsen Holdings	2,902	112
Norfolk Southern	1,093	133
Northrop Grumman	572	147
PACCAR	2,161	143
Parker-Hannifin, Cl A	653	104
Pentair	2,268	151
Quanta Services *	3,494	115
Raytheon	1,052	170
Republic Services	3,099	197
Robert Half International	3,077	147
Rockwell Automation	996	161
Rockwell Collins	1,609	169
Roper Technologies	676	157
Ryder System	2,196	158
Snap-on	986	156
Southwest Airlines, Cl A	2,241	139
Stanley Black & Decker	854	120
Stericycle, Cl A *	2,628	201
Textron	2,415	114
TransDigm Group *	624	168
Union Pacific	1,324	144
United Continental Holdings *	1,713	129
United Parcel Service, Cl B	1,422	157
United Rentals *	1,181	133
United Technologies	1,125	137
Verisk Analytics, Cl A *	1,825	154
Waste Management	2,667	196
WW Grainger	802	145
Xylem	2,249	125

		9,463

Information Technology – 0.3%
Activision Blizzard	2,166	125
Adobe Systems *	870	123
Advanced Micro Devices *	7,885	98
Akamai Technologies *	3,128	156
Alliance Data Systems	484	124
Alphabet, Cl A *	135	126
Alphabet, Cl C *	107	97
Amphenol, Cl A	2,314	171
Analog Devices	1,714	133
Apple	729	105
Applied Materials	3,039	126
Autodesk, Cl A *	1,057	107

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Automatic Data Processing	1,236	$127
Broadcom, Cl A	452	105
CA	4,037	139
Cisco Systems	3,423	107
Citrix Systems *	1,812	144
Cognizant Technology Solutions, Cl A	2,178	145
Corning, Cl B	4,549	137
CSRA	4,599	146
DXC Technology	1,620	124
eBay *	3,501	122
Electronic Arts *	1,157	122
F5 Networks, Cl A *	1,077	137
Facebook, Cl A *	855	129
Fidelity National Information Services, Cl B	1,370	117
Fiserv, Cl A *	1,220	149
Flir Systems	4,599	159
Gartner *	1,047	129
Global Payments	1,650	149
Harris	1,193	130
Hewlett Packard Enterprise	8,829	146
HP	5,779	101
Intel	4,494	152
International Business Machines	793	122
Intuit	810	108
Juniper Networks	4,939	138
KLA-Tencor	1,572	144
Lam Research	960	136
MasterCard, Cl A	762	93
Microchip Technology	1,703	131
Micron Technology *	3,782	113
Microsoft	1,573	108
Mobileye *	5,790	364
Motorola Solutions	1,647	143
NetApp	3,680	147
Nvidia	777	112
Oracle, Cl B	2,124	107
Paychex	2,240	128
PayPal Holdings *	2,142	115
Qorvo *	1,591	101
Qualcomm	2,828	156
Red Hat *	1,237	118
salesforce.com *	1,809	157
Seagate Technology	2,644	102
Skyworks Solutions	1,430	137
Symantec, Cl A	4,111	116
Synopsys *	1,972	144
Teradata *	5,408	159
Texas Instruments	1,935	149
Total System Services	2,756	161
VeriSign *	1,436	134
Visa, Cl A	1,380	129
Western Digital	1,247	110

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union	7,451	$142
Xerox	4,750	136
Xilinx	2,202	142

		8,909

Materials – 0.3%
Air Products & Chemicals	2,754	394
Albemarle	3,380	357
Avery Dennison	4,309	381
Ball	6,952	293
CF Industries Holdings	13,684	383
Dow Chemical, Cl A	4,585	289
E.I. Du Pont de Nemours	3,495	282
Eastman Chemical	3,217	270
Ecolab	2,840	377
FMC	4,104	300
Freeport-McMoRan, Cl B *	30,043	361
International Flavors & Fragrances	2,706	365
International Paper	5,522	313
Martin Marietta Materials, Cl A	1,465	326
Monsanto	2,890	342
Mosaic	17,155	392
Newmont Mining	15,646	507
Nucor	6,312	365
PPG Industries	2,761	304
Praxair	2,704	358
Sealed Air	7,243	324
Sherwin-Williams, Cl A	901	316
Vulcan Materials	2,659	337
WestRock	5,916	335

		8,271

Real Estate – 0.1%
Alexandria Real Estate Equities ‡	1,025	123
American Tower, Cl A ‡	805	107
Apartment Investment & Management, Cl A ‡	2,812	121
AvalonBay Communities ‡	651	125
Boston Properties ‡	881	108
CBRE Group, Cl A *	3,263	119
Crown Castle International ‡	1,247	125
Digital Realty Trust, Cl A ‡	1,000	113
Equinix ‡	207	89
Equity Residential ‡	1,670	110
Essex Property Trust ‡	351	90
Extra Space Storage ‡	1,522	119
Federal Realty Investment Trust ‡	1,020	129
GGP ‡	3,887	92
HCP ‡	2,765	88
Host Hotels & Resorts ‡	7,223	132
Iron Mountain ‡	1,775	61
Kimco Realty ‡	6,490	119
Macerich ‡	1,962	114

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mid-America Apartment Communities ‡	1,107	$117
ProLogis ‡	2,009	118
Public Storage ‡	541	113
Realty Income ‡	2,310	127
Regency Centers ‡	1,875	117
Simon Property Group ‡	423	68
SL Green Realty ‡	1,090	115
UDR ‡	2,944	115
Ventas ‡	1,347	94
Vornado Realty Trust ‡	1,108	104
Welltower ‡	1,515	113
Weyerhaeuser ‡	3,188	107

		3,392

Telecommunication Services – 0.4%
AT&T	64,961	2,451
CenturyTel	114,811	2,742
Level 3 Communications *	38,659	2,292
Verizon Communications	48,000	2,144

		9,629

Utilities – 0.5%
AES	34,577	384
Alliant Energy	12,017	483
Ameren	8,493	464
American Electric Power	5,845	406
American Water Works	4,182	326
Centerpoint Energy	14,910	408
CMS Energy	10,372	480
Consolidated Edison	5,764	466
Dominion Resources	5,881	451
DTE Energy	4,364	462
Duke Energy	4,970	415
Edison International	5,948	465
Entergy	5,464	419
Eversource Energy	6,584	400
Exelon	12,325	445
FirstEnergy	14,493	423
NextEra Energy	3,100	434
NiSource	17,067	433
NRG Energy	19,666	339
PG&E	6,752	448
Pinnacle West Capital	5,992	510
PPL	11,490	444
Public Service Enterprise Group	10,392	447
SCANA	7,259	486
Sempra Energy	4,307	486
Southern	8,657	415
WEC Energy Group	7,761	476

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	10,425	$478

		12,293

Total Common Stock
(Cost $77,436) ($ Thousands)		97,112

	Face Amount (Thousands)
CORPORATE OBLIGATIONS – 1.9%

Consumer Discretionary – 0.0%
Toyota Motor Credit MTN
3.400%, 09/15/2021 (B)	$150	157
Trustees of Dartmouth College
4.750%, 06/01/2019 (B)	150	159
University of Southern California
5.250%, 10/01/2111 (B)	100	121

		437

Consumer Staples – 0.1%
Coca-Cola (B)
3.200%, 11/01/2023	500	519
1.150%, 04/01/2018	1,000	998
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	252
Procter & Gamble
1.850%, 02/02/2021 (B)	250	249

		2,018

Energy – 0.1%
Chevron (B)
4.950%, 03/03/2019	150	158
2.100%, 05/16/2021	1,000	997
ExxonMobil
3.176%, 03/15/2024 (B)	500	513
Nexen Energy ULC
5.875%, 03/10/2035 (B)	100	119
Shell International Finance BV
3.250%, 05/11/2025 (B)	250	255
Statoil
2.450%, 01/17/2023 (B)	250	248
XTO Energy (B)
6.750%, 08/01/2037	300	411
6.500%, 12/15/2018	750	801

		3,502

Financials – 1.2%
Australia & New Zealand Banking Group NY MTN (B)
2.250%, 06/13/2019	1,300	1,310
1.875%, 10/06/2017	250	250
Bank of Montreal MTN (B)
2.550%, 11/06/2022	250	249

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.900%, 08/27/2021	$750	$736
1.500%, 07/18/2019	1,000	991
1.400%, 09/11/2017	200	200
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	209
Bank of Nova Scotia (B)
4.375%, 01/13/2021	250	267
2.700%, 03/07/2022	500	503
Berkshire Hathaway (B)
3.400%, 01/31/2022	150	158
2.750%, 03/15/2023	1,000	1,013
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019 (B)	1,000	991
CME Group (B)
3.000%, 09/15/2022	100	102
3.000%, 03/15/2025	1,000	1,009
Commonwealth Bank of Australia NY MTN (B)
2.550%, 03/15/2021	1,000	1,004
1.900%, 09/18/2017	150	150
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (B)	1,000	1,006
HSBC Holdings
5.100%, 04/05/2021 (B)	250	272
JPMorgan Chase Bank
1.650%, 09/23/2019 (B)	1,000	994
KFW (B)
2.500%, 11/20/2024	1,500	1,520
2.375%, 08/25/2021	1,000	1,017
2.125%, 06/15/2022	500	501
1.875%, 11/30/2020	1,000	1,001
1.500%, 06/15/2021	500	492
0.875%, 09/05/2017	200	200
KFW MTN
2.750%, 09/08/2020 (B)	1,000	1,030
Landwirtschaftliche Rentenbank (B)
2.375%, 06/10/2025	250	250
2.250%, 10/01/2021	2,000	2,020
2.000%, 01/13/2025	250	243
1.875%, 09/17/2018	550	553
1.750%, 04/15/2019	200	201
1.375%, 10/23/2019	500	497
1.000%, 04/04/2018	200	199
0.875%, 09/12/2017	300	300
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (B)	750	705
National Australia Bank (B)
3.000%, 01/20/2023	200	202
1.875%, 07/12/2021	750	734
Oesterreichische Kontrollbank (B)
1.875%, 01/20/2021	1,000	998
1.625%, 03/12/2019	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
1.500%, 07/29/2019 (B)	$1,000	$992
Svenska Handelsbanken
2.500%, 01/25/2019 (B)	200	202
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (B)	1,000	1,002
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (B)	500	498
US Bank
2.125%, 10/28/2019 (B)	400	403
Wells Fargo Bank
1.750%, 05/24/2019 (B)	1,000	998
Wells Fargo Bank MTN
2.150%, 12/06/2019 (B)	500	502
Westpac Banking (B)
4.875%, 11/19/2019	200	213
2.600%, 11/23/2020	1,000	1,011
2.000%, 08/19/2021	750	738

		31,636

Health Care – 0.1%
Johns Hopkins University
5.250%, 07/01/2019 (B)	18	19
Johnson & Johnson (B)
5.950%, 08/15/2037	300	404
3.375%, 12/05/2023	500	533
2.450%, 03/01/2026	1,000	975
Novartis Securities Investment
5.125%, 02/10/2019 (B)	150	158
Sanofi
4.000%, 03/29/2021 (B)	150	160

		2,249

Industrials – 0.0%
3M MTN
5.700%, 03/15/2037 (B)	150	192

Information Technology – 0.3%
Alphabet
3.625%, 05/19/2021 (B)	150	159
Apple (B)
3.250%, 02/23/2026	1,000	1,018
2.850%, 02/23/2023	1,000	1,017
2.400%, 05/03/2023	250	248
Automatic Data Processing
2.250%, 09/15/2020 (B)	500	506
Microsoft (B)
3.700%, 08/08/2046	500	495
3.300%, 02/06/2027	1,000	1,030
2.125%, 11/15/2022	500	496

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.875%, 11/15/2017	$1,500	$1,498

		6,467

Telecommunication Services – 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017 (B)	200	200

Utilities – 0.1%
Duke Energy Carolinas
2.950%, 12/01/2026 (B)	1,000	995
Florida Power & Light
3.125%, 12/01/2025 (B)	1,000	1,020
Southern California Gas
5.125%, 11/15/2040 (B)	150	179

		2,194

Total Corporate Obligations (Cost $48,993) ($ Thousands)		48,895

	Shares
EXCHANGE TRADED FUND – 1.6%
United States – 1.6%
iShares iBoxx Investment Grade Corporate Bond Fund	341,704	41,179

Total Exchange Traded Fund (Cost $40,239) ($ Thousands)		41,179

PREFERRED STOCK – 0.0%
Germany – 0.0%
Fuchs Petrolub, 0.000%	1,520	83
Henkel & KGaA, 0.000%	1,296	178
Porsche Automobil Holding, 0.000%	342	19
Volkswagen, 0.000%	65	10

Total Preferred Stock (Cost $235) ($ Thousands)		290

	Number of Rights
RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios *‡‡	2,833	2

United States – 0.0%
Safeway CVR - Casa Ley *‡‡	2,823	3

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Safeway CVR–PDC *‡‡	2,823	$–

Total Rights
(Cost $–) ($ Thousands)		5

Total Investments – 75.3% (Cost $1,917,225) ($ Thousands) @		$1,957,620

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	159	Jul-2017	$(607)
Australian 10-Year Bond	1,336	Sep-2017	(2,051)
CAC40 10 Euro Index	268	Jul-2017	(498)
Canadian 10-Year Bond	1,299	Sep-2017	(3,807)
Dax Index	126	Sep-2017	(1,641)
DJ Euro Stoxx 50 Index	1,598	Sep-2017	(2,264)
Euro-Bob	368	Sep-2017	(543)
Euro-BTP	793	Sep-2017	1,313
Euro-Bund	1,578	Sep-2017	(4,138)
Euro-Buxl 30 Year Bond	148	Sep-2017	(496)
FTSE 100 Index	713	Sep-2017	(1,945)
FTSE MIB Index	61	Sep-2007	(181)
FTSE/JSE Top 40 Index	252	Sep-2017	(31)
Hang Seng Index	97	Jul-2017	(39)
H-Shares Index	4	Jul-2017	(2)
IBEX 35 Plus Index	45	Jul-2017	(188)
Japanese 10-Year Bond	31	Sep-2017	(80)
Japanese 10-Year E-MINI	1,292	Sep-2017	(360)
KOSPI 200 Index	24	Sep-2017	25
Long Gilt 10-Year Bond	657	Sep-2017	(1,826)
MSCI Emerging Markets E-MINI	1,985	Sep-2017	(320)
OMX Index	113	Jul-2017	(67)
Russell 2000 Index E-MINI	2,029	Sep-2017	(702)
S&P 500 Index	20	Sep-2007	(37)
S&P 500 Index E-MINI	3,537	Sep-2017	(1,312)
S&P Mid Cap 400 Index E-MINI	270	Sep-2017	(257)
S&P TSX 60 Index	219	Sep-2007	(435)
SGX S&P CNX Nifty Index	556	Jul-2017	(29)
SPI 200 Index	128	Sep-2017	(34)
Topix Index	625	Sep-2017	549
10-year USD Interest Rate Swap Future	1,224	Sep-2017	(1,448)
5-year USD Interest Rate Swap Future	277	Sep-2017	(200)
U.S. 10-Year Treasury Note	3,789	Sep-2017	(989)
U.S. 2-Year Treasury Note	766	Oct-2017	(229)
U.S. Long Treasury Bond	323	Sep-2017	453
Brent Crude**	156	Aug-2017	227
Cocoa**	341	Sep-2017	(99)
Cocoa**	118	Dec-2017	78
Coffee**	186	Sep-2017	(483)
Copper**	105	Sep-2017	342

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Corn**	633	Sep-2017	$27
Corn**	168	Dec-2017	(20)
Cotton No. 2**	265	Dec-2017	(731)
Crude Oil**	496	Aug-2017	178
Dow Jones-UBS Commodity Index**	806	Sep-2017	78
Feeder Cattle**	63	Sep-2017	88
Feeder Cattle**	24	Oct-2017	(54)
Feeder Cattle**	94	Aug-2017	652
Gasoil**	258	Sep-2017	266
Gold 100 Oz**	389	Aug-2017	(445)
Gold 100 Oz**	57	Dec-2017	(6)
Heating Oil**	55	Sep-2017	210
ICE Brent Crude**	340	Sep-2017	–
Lean Hogs**	123	Oct-2017	119
Lean Hogs**	61	Aug-2017	203
Live Cattle**	290	Oct-2017	(180)
Live Cattle**	49	Dec-2017	(64)
Live Cattle**	290	Aug-2017	335
LME Copper**	157	Sep-2017	702
LME Lead**	64	Sep-2017	51
LME Nickel**	201	Sep-2017	(265)
LME Primary Aluminum**	776	Sep-2017	(365)
LME Zinc**	230	Sep-2017	673
Natural Gas**	472	Sep-2017	(47)
RBOB Gasoline**	138	Aug-2017	218
S&P-Goldman Sachs Commodity
Index**	228	Jul-2017	153
Silver**	263	Sep-2017	(762)
Soybean**	61	Nov-2017	(15)
Soybean Meal**	52	Dec-2017	43
Soybean Oil**	146	Dec-2017	105
Soybean Oil**	321	Sep-2017	14
Sugar No. 11**	877	Dec-2017	(1,504)
Wheat (Hard Red Winter)**	20	Sep-2017	57
Wheat**	89	Dec-2017	313
Wheat**	113	Sep-2017	343

			$(23,982)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/28/17	GBP	635	USD	826	$1
07/25/17-09/20/17	GBP	121,023	USD	155,777	(1,665)
07/25/17-09/20/17	EUR	387,415	USD	436,118	(7,248)
07/28/17	USD	3,458	JPY	387,212	(7)
07/28/17-09/20/17	CHF	5,243	USD	5,452	(35)
07/28/17	AUD	948	USD	728	2
07/28/17	AUD	10,100	USD	7,657	(86)
07/28/17	CAD	567	USD	437	–
07/28/17	CAD	12,300	USD	9,338	(140)
09/20/17	USD	20,590	EUR	18,286	355

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/28/17-09/20/17	USD	2,856	EUR	2,488	$(7)
07/28/17-09/20/17	HKD	87,280	USD	11,212	14
07/28/17	HKD	2,200	USD	282	–
07/28/17	JPY	1,956,700	USD	17,428	(12)
09/20/17	USD	152	CAD	204	5
09/20/17	USD	320	CHF	310	5
09/20/17	USD	4,834	HKD	37,595	(7)
09/20/17	CNH	6,800	USD	986	(11)
09/20/17	BRL	6,300	USD	1,879	8
09/20/17	BRL	2,200	USD	651	(2)
09/20/17	USD	5,055	GBP	3,975	121
09/20/17	USD	4,621	GBP	3,547	(3)
09/20/17	USD	12,344	CNH	84,800	89
09/20/17	MXN	21,400	USD	1,129	(38)
09/20/17	TRY	24,300	USD	6,610	(129)
09/20/17	USD	324	BRL	1,100	2
09/20/17	USD	30,921	BRL	103,300	(250)
09/20/17	USD	10,481	INR	685,688	32
09/20/17	USD	23,056	INR	1,499,312	(69)
09/20/17	USD	35,065	KRW	39,260,200	(720)
09/20/17	USD	11,658	ZAR	155,664	62
09/20/17	USD	23,441	ZAR	306,936	(331)
09/20/17	USD	36,299	HUF	9,907,700	420
09/20/17	USD	45,544	PLN	170,100	329
09/20/17	USD	57,885	TRY	211,500	769
09/20/17	USD	57,273	MXN	1,073,500	1,291
09/20/17	USD	1,168	MXN	21,200	(11)
09/20/17	ZAR	18,800	USD	1,425	10
09/20/17	ZAR	53,000	USD	3,950	(41)
09/20/17	INR	53,300	USD	818	1
09/20/17	INR	356,900	USD	5,451	(21)
09/20/17	HUF	707,800	USD	2,579	(44)
09/20/17	KRW	2,278,400	USD	2,012	19

					$(7,342)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(165,867)	$162,534	$(3,333)
Brown Brothers Harriman	(727)	729	2
Citigroup	(805,858)	802,607	(3,251)
Credit Suisse	(95,905)	95,144	(761)
JPMorgan Chase Bank	(1,151)	1,152	1

			$(7,342)

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2017, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	07/19/17	TWD	$3,631	$87
JPMorgan Chase Bank	Taiwan Index	Negative Price Return	Positive Price Return	07/19/17	TWD	1,770	55
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	07/27/17	USD	3,996	(17)
JPMorgan Chase Bank	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	07/27/17	USD	5,503	(21)
Bank of America	H-Shares Index	Negative Price Return	Positive Price Return	07/28/17	HKD	45,818	(526)
JPMorgan Chase Bank	H-Shares Index	Negative Price Return	Positive Price Return	07/28/17	HKD	23,208	(201)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	07/28/17	USD	5,857	(78)
JPMorgan Chase Bank	Taiwan Index	Negative Price Return	Positive Price Return	07/28/17	USD	24,874	(177)
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	07/30/17	HKD	7,407	(26)
JPMorgan Chase Bank	Hang Seng Index	Negative Price Return	Positive Price Return	07/30/17	HKD	7,726	(17)
Bank of America	Bovaspa Index	Negative Price Return	Positive Price Return	08/16/17	BRL	286	3
JPMorgan Chase Bank	Bovaspa Index	Negative Price Return	Positive Price Return	08/16/17	BRL	14,356	1
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	09/08/17	EUR	105,860	(1,577)
Bank of America	KOSPI 200 Index	Negative Price Return	Positive Price Return	09/13/17	KRW	7,988	109
JPMorgan Chase Bank	KOSPI 200 Index	Negative Price Return	Positive Price Return	09/13/17	KRW	21,592	264
Bank of America	Swiss Market Index	Negative Price Return	Positive Price Return	09/15/17	CHF	4,483	16
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	09/15/17	CHF	8,065	15
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	09/21/17	USD	380,244	(763)
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	09/25/17	CAD	1,502	(44)
BoA Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	08/15/17	USD	4,963	163
Citibank	WTI Crude**	Negative Price Return	Positive Price Return	08/23/17	USD	14,387	10
BoA Merrill Lynch	WTI Crude**	Negative Price Return	Positive Price Return	08/23/17	USD	7,217	(273)
Citigroup	Gold 100 Oz **	Negative Price Return	Positive Price Return	08/31/17	USD	7,755	(177)
Citigroup	Gold 100 Oz **	Negative Price Return	Positive Price Return	08/31/17	USD	1,018	(24)
BoA Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	08/31/17	USD	7,649	(299)
Citigroup	Gasoline RBOB**	Negative Price Return	Positive Price Return	08/31/17	USD	623	9
BoA Merrill Lynch	Gasoline RBOB**	Negative Price Return	Positive Price Return	08/31/17	USD	2,292	(21)
Citigroup	Brent Crude**	Negative Price Return	Positive Price Return	09/01/17	USD	8,997	27
Citigroup	Heating Oil**	Negative Price Return	Positive Price Return	09/01/17	USD	1,762	53
BoA Merrill Lynch	Heating Oil**	Negative Price Return	Positive Price Return	09/01/17	USD	3,225	31
Citigroup	Natural Gas**	Negative Price Return	Positive Price Return	09/01/17	USD	1,547	(1)
Citigroup	Gas Oil (100Mt)**	Negative Price Return	Positive Price Return	09/13/17	USD	3,557	71
BoA Merrill Lynch	Gas Oil (100Mt)**	Negative Price Return	Positive Price Return	09/13/17	USD	2,673	(8)
Citigroup	Corn**	Negative Price Return	Positive Price Return	09/15/17	USD	11,336	113
BoA Merrill Lynch	Cocoa**	Negative Price Return	Positive Price Return	09/15/17	USD	1,245	17
Citigroup	Wheat (Hard Red Winter)**	Negative Price Return	Positive Price Return	09/15/17	USD	647	94
BoA Merrill Lynch	Wheat (Hard Red Winter)**	Negative Price Return	Positive Price Return	09/15/17	USD	23	3
Citibank	Wheat**	Negative Price Return	Positive Price Return	09/15/17	USD	3,030	520
Citibank	LME Lead**	Negative Price Return	Positive Price Return	09/18/17	USD	520	(4)
Citibank	LME Nickel**	Negative Price Return	Positive Price Return	09/18/17	USD	245	(20)
Citigroup	LME Copper**	Negative Price Return	Positive Price Return	09/18/17	USD	2,067	12
Citibank	Zinc**	Negative Price Return	Positive Price Return	09/18/17	USD	416	(2)
Citibank	Coffee 'C'**	Negative Price Return	Positive Price Return	09/20/17	USD	4,401	(394)
BoA Merrill Lynch	Coffee 'C'**	Negative Price Return	Positive Price Return	09/20/17	USD	516	(45)
Citibank	LME Aluminum**	Negative Price Return	Positive Price Return	09/21/17	USD	1,279	(31)
Citigroup	Silver**	Negative Price Return	Positive Price Return	09/28/17	USD	261	(12)
BoA Merrill Lynch	Silver**	Negative Price Return	Positive Price Return	09/28/17	USD	87	(4)
BoA Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	10/15/17	USD	1,003	40
Citibank	Sugar No. 11**	Negative Price Return	Positive Price Return	10/20/17	USD	158	(19)
BoA Merrill Lynch	Sugar No. 11**	Negative Price Return	Positive Price Return	10/20/17	USD	316	(36)
BoA Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	10/31/17	USD	1,798	1
Citibank	Soybean**	Negative Price Return	Positive Price Return	11/16/17	USD	6,509	(65)
BoA Merrill Lynch	Soybean**	Negative Price Return	Positive Price Return	11/16/17	USD	13,087	(150)
Citibank	Cotton No. 2**	Negative Price Return	Positive Price Return	12/15/17	USD	2,865	(190)
Citigroup	Soybean Meal**	Negative Price Return	Positive Price Return	12/15/17	USD	793	(15)
BoA Merrill Lynch	Soybean Meal**	Negative Price Return	Positive Price Return	12/15/17	USD	1,620	(33)
Citigroup	Soybean Oil**	Negative Price Return	Positive Price Return	12/26/17	USD	1,166	54
Citigroup	Soybean Oil**	Negative Price Return	Positive Price Return	12/26/17	USD	2,085	95
Citigroup	Gold 100 Oz**	Negative Price Return	Positive Price Return	12/29/17	USD	1,749	–
BoA Merrill Lynch	Gold 100 Oz**	Negative Price Return	Positive Price Return	12/29/17	USD	250	–

							$(3,407)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2017, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	2.00%	09/20/2022	$73,000	$(414)
JPMorgan Chase Bank	3-Month USD - LIBOR	2.00%	09/20/2022	137,768	(454)
JPMorgan Chase Bank	3-Month USD - LIBOR	1.75%	09/20/2019	60,000	(86)
JPMorgan Chase Bank	3-Month USD - LIBOR	1.75%	09/20/2019	394,631	(269)

					$(1,223)

Percentages are based on Net Assets of $2,599,439 ($ Thousands).

*	Non-income producing security.
**	Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2017.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2017.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $7,746 ($ Thousands), representing 0.3% of the net assets of the Fund.

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CNH – Chinese Yuan (Offshore)

CVR – Contingent Value Rights

DJ – Dow Jones

EUR – Euro

FTSE– Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IBEX – Spanish Exchange Index

INR – Indian Rupee

JPY – Japanese Yen

JSE – Johannesburg Stock Exchange

KOSPI – Korea Composite Stock Price Index

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MIB –Milano Italia Borsa

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

OTC – Over the Counter

PLC – Public Limited Company

PLN – Polish Zloty

RBOB – Reformulated Blendstock for Oxygenate Blending

S&P– Standard & Poor's

SGX – Singapore Exchange

SPI – Share Price Index

TRY – New Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

ULC – Unlimited Liability Company

USD – United States Dollar

ZAR – South African Rand

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,917,225 ($ Thousands), and the unrealized appreciation and depreciation were $58,504 ($ Thousands) and ($18,109) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$1,239,080	$–	$1,239,080
Sovereign Debt	–	419,985	–	419,985
Foreign Common Stock	111,074	–	–	111,074
Common Stock	97,112	–	–	97,112
Corporate Obligations	–	48,895	–	48,895
Exchange Traded Fund	41,179	–	–	41,179
Preferred Stock	290	–	–	290
Rights	2	3	–	5

Total Investments in Securities	$249,657	$1,707,963	$–	$1,957,620

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7,814	$–	$–	$7,814
Unrealized Depreciation	(31,796)	–	–	(31,796)
Forwards Contracts *
Unrealized Appreciation	–	3,535	–	3,535
Unrealized Depreciation	–	(10,877)	–	(10,877)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	–	1,863	–	1,863
Unrealized Depreciation	–	(5,270)	–	(5,270)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(1,223)	–	(1,223)

Total Other Financial Instruments	$(23,982)	$(11,972)	$–	$(35,954)

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Accumulation Fund (Concluded)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 28.7%

Mortgage Related Securities – 0.1%

GSAA Home Equity Trust, Ser 2006-14, Cl A3A
1.274%, 09/25/2036 (A)	$484	$291
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A4
1.466%, 06/26/2036 (A)	1,360	1,189

		1,480

Other Asset-Backed Securities – 28.6%
A Voce CLO, Ser 2014-A1, Cl AIR
2.318%, 07/15/2026	2,200	2,200
AASET Trust, Ser 2017-1A, Cl A
3.967%, 05/16/2042 (B)	4,400	4,407
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl A
3.650%, 12/22/2028 (A)(B)	3,000	2,987
ABPCI Direct Lending Fund CLO II, Ser 2017-1A, Cl A2
0.000%, 07/20/2029 (B)(C)	1,000	1,003
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.124%, 12/27/2044 (A)(B)	1,350	1,346
ACIS CLO, Ser 2013-1A, Cl ACOM
2.386%, 04/18/2024 (A)(B)	1,000	980
ACIS CLO, Ser 2013-1A, Cl D
5.524%, 04/18/2024 (A)(B)	800	801
ACIS CLO, Ser 2014-4A, Cl A
2.454%, 05/01/2026 (A)(B)	500	501
ACIS CLO, Ser 2017-2A, Cl BR
2.208%, 10/14/2022 (A)(B)	49	49
ACIS CLO, Ser 2017-2A, Cl C2R
2.458%, 10/14/2022 (A)(B)	100	100
Adams Mill CLO, Ser 2014-1A, Cl E1
6.158%, 07/15/2026 (A)(B)	1,000	943
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (B)	839	824
Aimco CLO, Ser 2017-A
2.593%, 07/20/2029	1,600	1,599
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.539%, 03/15/2019 (A)(B)	919	107
ALM XIV, Ser 2014-14A, Cl C
4.489%, 07/28/2026 (A)(B)	1,250	1,263
AMMC CLO XI, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (B)	2,100	1,142
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.838%, 07/27/2026 (A)(B)	1,000	1,000
Anchorage Capital CLO 4, Ser 2017-4A, Cl A1AR
2.312%, 07/28/2026 (A)(B)	1,500	1,503
Anchorage Capital CLO 6, Ser 2015-6A, Cl A1
2.563%, 04/15/2027 (A)(B)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Anchorage Credit Funding 4, Ser 2016-4A, Cl B
4.500%, 02/15/2035 (B)	$1,000	$990
Apidos CLO X, Ser 2012-10A, Cl A
2.459%, 10/30/2022 (A)(B)	1,252	1,252
Apidos CLO XIX, Ser 2017-19A, Cl A1R
2.234%, 10/17/2026 (A)(B)	600	600
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl A
5.125%, 12/15/2029 (A)	3,943	3,958
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl B
7.375%, 12/15/2029 (A)	3,764	3,778
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl A
4.212%, 11/15/2041 to 11/15/2041	996	997
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl B
5.926%, 11/15/2041 to 11/15/2041	1,231	1,234
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl C
7.869%, 11/15/2041	678	680
0.000%, 11/15/2041	205	205
ARES XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (B)	750	95
ARES XXVI CLO, Ser 2013-1A, Cl C
3.773%, 04/15/2025 (A)(B)	750	750
Atlas Senior Loan Fund, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (B)	950	558
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
3.882%, 02/17/2026	1,350	1,350
Atrium X, Ser 2017-10A, Cl AR
2.120%, 07/16/2025 (A)(B)	1,550	1,552
Avery Point III CLO, Ser 2013-3X, Cl COM
0.701%, 01/18/2025	3,000	2,548
B&M CLO, Ser 2014-1A, Cl A2
2.973%, 04/16/2026 (A)(B)	450	450
Babson CLO, Ser 2012-2A, Cl SUB
0.000%, 05/15/2023 (B)	3,000	1,640
Babson CLO, Ser 2014-IA, Cl SUB
0.797%, 07/20/2025 (A)(B)	2,400	1,330
Bank of America Student Loan Trust, Ser 2010-1A, Cl A
1.838%, 02/25/2043 (A)(B)	256	258
Bayview Opportunity Master Fund IIIa Trust, Ser 2016-RN3, Cl A1
3.598%, 09/28/2031 (B)	2,483	2,496
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1
3.228%, 05/28/2032 (B)	1,188	1,188
Bayview Opportunity Master Fund IVb Trust, Ser 2017-NPL1, Cl A1
3.598%, 01/26/2032 (B)	1,459	1,456

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RN1, Cl A1
3.598%, 02/28/2032 (A)(B)	$3,272	$3,290
Benefit Street Partners CLO II, Ser 2017-IIA, Cl A1R
0.000%, 07/15/2029 (A)(B)	1,650	1,650
Brazos Higher Education Authority, Ser 2005- 2, Cl A11
1.293%, 09/27/2021 (A)	218	218
Catamaran CLO, Ser 2016-1A, Cl CR
4.002%, 12/20/2023 (A)(B)	1,000	1,000
Cedar Funding II CLO, Ser 2017-1A, Cl A1R
2.519%, 06/09/2030 (A)(B)	1,700	1,700
Cedar Funding V CLO, Ser 2016-5A, Cl A1
2.633%, 07/17/2028 (A)(B)	2,000	2,021
Cerberus Loan Funding XVI, Ser 2016-2A, Cl C
4.686%, 11/17/2027 (A)(B)	1,000	1,010
Cerberus Loan Funding XVII, Ser 2016-3A, Cl A
3.619%, 01/15/2028 (A)(B)	2,000	2,013
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
4.523%, 10/15/2023 (A)(B)	250	251
4.230%, 10/15/2023 (A)(B)	750	750
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
5.030%, 10/15/2023 (A)(B)	750	749
5.023%, 10/15/2023 (A)(B)	250	249
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	1,600	1,598
CIFC Funding, Ser 2016-3A, Cl A1R
2.239%, 01/29/2025 (A)(B)	2,145	2,145
CIT Education Loan Trust, Ser 2005-1, Cl A3
1.251%, 03/15/2026 (A)	521	520
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
1.644%, 07/25/2035 (A)	500	468
COA Summit CLO, Ser 2014-1A, Cl C
4.880%, 04/20/2023 (A)(B)	500	500
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (B)	3,000	423
Cutwater, Ser 2017-1A, Cl A1AR
2.469%, 07/15/2026 (A)(B)	1,600	1,599
DIVCORE CLO, Ser 2013-1A, Cl B
4.889%, 11/15/2032	750	750
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.211%, 04/15/2027 (B)	1,000	902
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl SUB
1.315%, 10/15/2027 (A)(B)	1,600	1,072
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (B)	1,756	1,757

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
2.374%, 07/26/2066 (A)(B)	$1,128	$1,134
Educational Funding of the South, Ser 2011-1, Cl A2
1.806%, 04/25/2035 (A)	466	464
EFS Volunteer No. 2, Ser 2012-1, Cl A2
2.374%, 03/25/2036 (A)(B)	1,300	1,321
EFS Volunteer No. 3, Ser 2012-1, Cl A3
2.024%, 04/25/2033 (A)(B)	800	805
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (B)	1,092	1,118
Falcon Aerospace, Ser 2017-1, Cl A
4.581%, 02/15/2042 (B)	1,516	1,532
Falcon Aerospace, Ser 2017-1, Cl B
6.300%, 02/15/2042 (B)	1,173	1,186
Fifth Street SLF II, Ser 2015-2A, Cl A2
3.849%, 09/29/2027 (A)(B)	1,000	1,001
Flagship VII, Ser 2017-7A, Cl A1R
2.276%, 01/20/2026 (A)(B)	1,100	1,099
Flagship VII, Ser 2017-7A, Cl CR
3.506%, 01/20/2026 (A)(B)	1,500	1,483
Fortress Credit BSL II, Ser 2017-2A, Cl A1FR
0.000%, 10/19/2025 (B)	2,500	2,499
Fortress Credit BSL II, Ser 2017-2A, Cl CR
0.000%, 10/19/2025 (B)	1,000	998
Fortress Credit Investments IV, Ser 2015-4A, Cl D
4.523%, 07/17/2023 (A)(B)	1,000	995
Fortress Credit Opportunities III CLO, Ser 2017- 3A, Cl A1TR
2.806%, 04/28/2026 (A)(B)	5,100	5,092
Fortress Credit Opportunities III CLO, Ser 2017- 3A, Cl CR
4.256%, 04/28/2026 (A)(B)	2,500	2,482
Fortress Credit Opportunities V CLO, Ser 2017- 5A, Cl CR
0.000%, 10/15/2026 (B)	2,250	2,235
Fortress Credit Opportunities V CLO, Ser 2017- 5A, Cl DR
0.000%, 10/15/2026 (B)	1,000	1,000
Fortress Credit Opportunities VI CLO, Ser 2015- 6A, Cl D
6.228%, 10/10/2026 (A)(B)	1,000	992
Fortress Credit Opportunities VII CLO, Ser 2016-7A, Cl B
3.913%, 12/15/2028 (A)(B)	2,000	2,000
Galaxy XVIII CLO, Ser 2017-18A, Cl AR
2.328%, 10/15/2026 (A)(B)	1,800	1,799
Gallatin CLO VII, Ser 2014-1A, Cl D
4.783%, 07/15/2023 (A)(B)	500	499

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Garrison Funding, Ser 2016-2A, Cl B
5.057%, 09/29/2027 (A)(B)	$1,000	$1,012
GCAT, Ser 2015-1, Cl A1
3.625%, 05/26/2020 (B)	474	474
GCAT, Ser 2017-1, Cl A1
3.375%, 03/25/2047 (D)	2,581	2,575
GCAT, Ser 2017-4, Cl A1
3.228%, 05/25/2022 (B)	1,189	1,187
GoldenTree Loan Opportunities IX, Ser 2016- 9A, Cl AR
2.540%, 10/29/2026 (A)(B)	1,850	1,850
Golub Capital Partners CLO, Ser 2014-18A, Cl C
4.538%, 04/25/2026 (A)(B)	600	594
Golub Capital Partners CLO, Ser 2014-18A, Cl D
5.038%, 04/25/2026 (A)(B)	300	295
Golub Capital Partners CLO, Ser 2014-21A, Cl C
4.338%, 10/25/2026 (A)(B)	1,200	1,188
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.784%, 02/05/2027 (A)(B)	2,000	1,998
Golub Capital Partners CLO, Ser 2015-25A, Cl C
4.684%, 08/05/2027 (A)(B)	1,000	991
Golub Capital Partners CLO, Ser 2016-33A, Cl A
3.391%, 11/21/2028 (A)(B)	2,000	1,994
Golub Capital Partners CLO, Ser 2017-16A, Cl BR
0.000%, 07/25/2029 (B)	2,000	2,003
Gramercy Park CLO, Ser 2012-1A, Cl SUB
2.122%, 07/17/2023 (A)(B)	1,100	43
Grayson CLO, Ser 2006-1A, Cl A2
1.580%, 11/01/2021 (A)(B)	700	697
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (B)	1,000	640
Great Lakes CLO, Ser 2014-1A, Cl C
4.723%, 04/15/2025 (A)(B)	2,500	2,480
Great Lakes CLO, Ser 2014-1A, Cl D
5.223%, 04/15/2025 (A)(B)	500	486
Greywolf CLO III, Ser 2014-1A, Cl B
3.891%, 04/22/2026 (A)(B)	750	750
GSAMP Trust, Ser 2002-HE2, Cl A1
2.252%, 10/20/2032 (A)(B)	1,410	1,392
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
4.039%, 08/15/2023 (A)(B)	500	500
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
4.002%, 12/20/2024 (A)(B)	500	500
Halcyon Loan Advisors Funding, Ser 2013-1A, Cl A1
2.308%, 04/15/2025 (A)(B)	500	500
Halcyon Loan Advisors Funding, Ser 2014-1A, Cl A1
2.554%, 04/18/2026 (A)(B)	650	650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ser 2014-1A, Cl A1R
0.000%, 04/18/2026 (B)	$650	$650
Jamestown CLO VI, Ser 2017-6A, Cl A1AR
0.000%, 02/20/2027 (B)	1,700	1,700
Jamestown CLO X, Ser 2017-10A, Cl A1
0.000%, 07/17/2029 (B)	3,400	3,395
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
1.284%, 05/25/2037 (A)	1,400	1,283
Kingsland IV, Ser 2007-4A, Cl D
2.608%, 04/16/2021 (A)(B)	500	493
KKR CLO, Ser 2015-12, Cl C
4.023%, 07/15/2027 (A)(B)	1,000	1,000
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 04/14/2025 (A)(B)	3,500	1,089
KVK CLO, Ser 2017-2A, Cl CR
3.708%, 07/15/2026 (A)(B)	1,250	1,250
LCM XVI, Ser 2017-16A, Cl AR
0.000%, 07/15/2026 (B)	1,700	1,700
Lime Street CLO, Ser 2007-1A, Cl D
3.652%, 06/20/2021 (A)(B)	750	744
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (B)	750	–
MCF CLO IV, Ser 2014-1A, Cl E
6.780%, 10/15/2025 (A)(B)	500	483
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
2.262%, 07/20/2043 (A)	700	688
Mountain Hawk II CLO, Ser 2013-2A, Cl C
3.630%, 07/22/2024 (A)(B)	1,000	997
Mountain Hawk II CLO, Ser 2013-2A, Cl D
4.180%, 07/22/2024 (A)(B)	1,000	966
Mountain View CLO, Ser 2017-1A, Cl AR
2.304%, 10/15/2026 (A)(B)(E)	1,150	1,150
MP CLO III, Ser 2013-1A, Cl C
3.780%, 04/20/2025 (A)(B)	1,000	1,000
Navient Student Loan Trust, Ser 2016-2, Cl A2
2.266%, 06/25/2065 (A)(B)	750	756
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.466%, 06/25/2065 (A)(B)	2,196	2,231
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.366%, 03/25/2066 (A)(B)	1,121	1,134
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.074%, 12/27/2066 (A)(B)	2,418	2,432
NewMark Capital Funding CLO, Ser 2014-2A, Cl E
5.798%, 06/30/2026 (A)(B)	3,000	2,829
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
4.338%, 07/25/2025 (A)(B)	1,000	991

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
5.288%, 07/25/2025 (A)(B)	$750	$720
Newstar Commercial Loan Funding, Ser 2014- 1A, Cl C
4.630%, 04/20/2025 (A)(B)	1,500	1,485
Newstar Commercial Loan Funding, Ser 2014- 1A, Cl D
5.780%, 04/20/2025 (A)(B)	750	736
Newstar Commercial Loan Funding, Ser 2015- 1A, Cl C
4.880%, 01/20/2027 (A)(B)	1,000	990
Newstar Commercial Loan Funding, Ser 2017- 1A, Cl CN
4.538%, 03/20/2027 (A)(B)	750	756
Newstar Trust, Ser 2012-2A, Cl D
7.406%, 01/20/2023 (A)(B)	500	499
Northwoods Capital XIV, Ser 2017-14A, Cl CR
3.632%, 11/12/2025 (A)(B)	1,500	1,500
NRPL Trust, Ser 2014-2A, Cl A1
3.750%, 10/25/2057 (A)(B)	722	733
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (B)	1,836	1,829
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
1.411%, 02/01/2041 (A)(B)	1,598	1,583
NXT Capital CLO, Ser 2017-1A, Cl B
3.506%, 04/20/2029 (A)(B)	1,000	1,000
OCP CLO, Ser 2014-6A, Cl B
4.123%, 07/17/2026 (A)(B)	1,000	1,000
OCP CLO, Ser 2016-12A, Cl A1
2.728%, 10/18/2028 (A)(B)	1,400	1,412
OCP CLO, Ser 2017-13A, Cl A1A
0.000%, 07/15/2030 (B)	1,700	1,698
Octagon Investment Partners XIX, Ser 2017-1A, Cl AR
2.258%, 04/15/2026 (A)(B)	1,100	1,103
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.875%, 01/19/2025 (A)(B)	500	500
Octagon Loan Funding, Ser 2014-1X, Cl COMB
0.000%, 11/18/2026	4,800	4,186
OFSI Fund VI, Ser 2014-6A, Cl A1
2.053%, 03/20/2025 (A)(B)	650	647
OFSI Fund VII, Ser 2014-7A, Cl A
2.498%, 10/18/2026 (A)(B)	601	601
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.476%, 10/20/2025 (B)	2,000	1,817
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
1.948%, 07/01/2024 (A)	892	893
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
2.174%, 09/25/2065 (A)(B)	1,193	1,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Pinnacle Park CLO, Ser 2017-1A, Cl AR
2.418%, 04/15/2026 (A)(B)	$1,500	$1,500
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
4.044%, 01/25/2036	1,000	980
Primus CLO II, Ser 2007-2A, Cl C
1.973%, 07/15/2021 (A)(B)	1,500	1,500
Putnam Structured Product Funding, Ser 2003- 1A, Cl A2
1.989%, 10/15/2038 (A)(B)	1,825	1,709
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
1.340%, 11/20/2046 (A)	223	220
Raspro Trust, Ser 2005-1A, Cl B
1.781%, 03/23/2024 (A)(B)	4,705	4,458
Regatta V Funding, Ser 2017-1A, Cl A1AR
2.316%, 10/25/2026 (A)(B)	1,800	1,807
Scholar Funding Trust, Ser 2011-A, Cl A
1.939%, 10/28/2043 (A)(B)	1,466	1,451
Scholar Funding Trust, Ser 2012-B, Cl A2
2.144%, 03/28/2046 (A)(B)	1,647	1,647
Shackleton VII CLO, Ser 2015-7A, Cl CR
3.873%, 04/15/2027 (A)(B)	1,000	1,000
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
2.446%, 12/15/2033 (A)(B)	1,008	1,018
SLM Student Loan Trust, Ser 2004-8A, Cl A6
1.668%, 01/25/2040 (A)(B)	950	938
SLM Student Loan Trust, Ser 2005-5, Cl A5
1.788%, 10/25/2040 (A)	250	244
SLM Student Loan Trust, Ser 2008-3, Cl A3
2.038%, 10/25/2021 (A)	582	586
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.806%, 07/25/2022 (A)	388	397
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.856%, 07/25/2023 (A)	1,076	1,106
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.256%, 07/25/2023 (A)	700	704
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.656%, 04/25/2023 (A)	400	409
Sound Point CLO VI, Ser 2017-2A, Cl A1R
2.296%, 10/20/2026 (A)(B)	850	850
Sound Point CLO XI, Ser 2016-1A, Cl A
2.680%, 07/20/2028 (A)(B)	2,800	2,822
Sound Point CLO XI, Ser 2016-1A, Cl B1
3.430%, 07/20/2028 (A)(B)	800	807
Sound Point CLO XV, Ser 2017-1A, Cl A
2.429%, 01/23/2029 (A)(B)	2,050	2,056
Stanwich Mortgage Loan Trust, Ser 2016-NPA1
3.844%, 10/16/2046 (A)(B)	2,301	2,306
TCP Waterman CLO, Ser 2016-1A, Cl A2
4.131%, 12/15/2028 (A)(B)	1,000	1,009
Telos CLO, Ser 2013-3A, Cl D
5.273%, 01/17/2024 (A)(B)	1,050	1,051

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Telos CLO, Ser 2017-6A, Cl CR
3.758%, 01/17/2027 (A)(B)	$1,000	$1,000
THL Credit Wind River CLO, Ser 2017-1A, Cl A
2.374%, 04/18/2029 (A)(B)	1,200	1,201
TICP CLO VI, Ser 2016-6A, Cl A
2.434%, 01/15/2029 (A)(B)	1,300	1,306
TICP CLO, Ser 2014-2A, Cl A1AR
2.316%, 07/20/2026	4,500	4,498
TICP CLO, Ser 2014-3A, Cl AR
2.336%, 01/20/2027	1,600	1,600
Treman Park CLO, Ser 2015-1A, Cl COM
0.459%, 04/20/2027 (B)	3,000	2,628
Trestles CLO, Ser 2017-1A, Cl A1A
0.000%, 07/25/2029 (B)	1,500	1,500
Triaxx Prime, Ser 2006-2A, Cl A1A
1.320%, 10/02/2039 (A)(B)	3,260	3,176
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/15/2048 (B)	789	771
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (B)	502	467
Venture XIX CLO, Ser 2016-19A, Cl CR
3.872%, 01/15/2027 (A)(B)	1,000	1,000
Venture XVI CLO, Ser 2017-16A, Cl A1R
0.000%, 04/15/2026 (B)	1,000	1,000
VOLT LI, Ser 2016-NP11, Cl A1
3.500%, 10/25/2046 (B)	1,789	1,790
VOLT LII, Ser 2016-NP12, Cl A1
3.625%, 11/26/2046 (B)	1,534	1,539
VOLT LIII, Ser 2016-NP13, Cl A1
3.875%, 12/25/2046 (B)	870	873
VOLT LIV, Ser 2017-NPL1, Cl A1
3.625%, 02/25/2047 (B)	1,639	1,640
Voya CLO, Ser 2017-4A, Cl A1R
0.000%, 10/14/2026 (B)	2,500	2,500
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
1.356%, 07/25/2037 (A)(B)	648	556
West CLO, Ser 2013-1A, Cl SUB
0.000%, 11/07/2025 (B)	1,350	648
WhiteHorse VIII, Ser 2014-1A, Cl C
3.920%, 05/01/2026 (A)(B)	1,000	1,000
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (B)	1,381	1,374
Woodmont Trust, Ser 2017-2A, Cl B
0.000%, 07/18/2028 (B)	2,400	2,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
York CLO 1, Ser 2017-1A, Cl AR
2.303%, 01/22/2027 (A)(B)	$1,800	$1,800

		260,736
Total Asset-Backed Securities
(Cost $271,956) ($ Thousands)		262,216

CORPORATE OBLIGATIONS – 20.0%
Consumer Discretionary – 1.9%
1011778 BC ULC (B)
4.625%, 01/15/2022	700	717
4.250%, 05/15/2024	650	646
21st Century Fox America
4.950%, 10/15/2045	250	271
Altice Financing (B)
7.500%, 05/15/2026	2,025	2,248
6.625%, 02/15/2023	500	530
AMC Networks
5.000%, 04/01/2024	400	409
Cablevision
6.500%, 06/15/2021 (B)	150	159
CCO Holdings
5.750%, 02/15/2026 (B)	675	722
Charter Communications Operating
6.484%, 10/23/2045	50	60
4.908%, 07/23/2025	750	810
Clear Channel Worldwide Holdings
6.500%, 11/15/2022	550	561
Comcast
3.375%, 08/15/2025	300	308
Ford Motor Credit
5.875%, 08/02/2021	350	390
General Motors
3.500%, 10/02/2018	250	254
Gray Television
5.125%, 10/15/2024 (B)	250	253
iHeartCommunications
9.000%, 12/15/2019	825	648
IHO Verwaltungs GmbH
4.500%, 09/15/2023 (B)	550	558
MGM Resorts International
6.750%, 10/01/2020	600	665
Nexstar Broadcasting
5.625%, 08/01/2024 (B)	200	203
PetSmart
5.875%, 06/01/2025 (B)	450	434
RH
0.000%, 06/15/2019 (B)(D)	900	819
Schaeffler Finance
4.750%, 05/15/2023 (B)	275	283
Scientific Games International
7.000%, 01/01/2022 (B)	650	692

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SFR Group
6.000%, 05/15/2022 (B)		$550	$575
Sirius XM Radio (B)
5.375%, 04/15/2025		400	414
4.625%, 05/15/2023		250	257
Unitymedia GmbH
6.125%, 01/15/2025 (B)		1,050	1,126
Universal Entertainment MTN
8.500%, 08/24/2020 (B)		250	257
UPC Holding BV
6.750%, 03/15/2023	EUR	350	427
UPCB Finance IV
5.375%, 01/15/2025 (B)		$200	209
4.000%, 01/15/2027	EUR	350	416
Virgin Media Secured Finance
5.500%, 01/15/2025 (B)		$1,050	1,092
4.875%, 01/15/2027	GBP	100	133

			17,546

Consumer Staples – 0.8%
Anheuser-Busch InBev Finance
4.900%, 02/01/2046		$725	818
Anheuser-Busch InBev Worldwide
4.950%, 01/15/2042		300	339
BAT International Finance (B)
3.950%, 06/15/2025		425	441
2.750%, 06/15/2020		350	355
Beverages & More
11.500%, 06/15/2022 (B)		100	97
Bumble Bee Holdings
9.000%, 12/15/2017 (B)		2,796	2,803
Central American Bottling
5.750%, 01/31/2027 (B)		180	190
CVS Health
5.125%, 07/20/2045		150	172
3.875%, 07/20/2025		332	345
Kraft Heinz Foods
4.375%, 06/01/2046		300	294
3.500%, 07/15/2022		350	361
Lindley
4.625%, 04/12/2023		190	198
Reynolds American
5.850%, 08/15/2045		250	306
4.450%, 06/12/2025		425	455
Sysco
4.850%, 10/01/2045		150	166
3.750%, 10/01/2025		350	363

			7,703

Energy – 3.8%
American Midstream Partners
8.500%, 12/15/2021 (B)		400	401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Antero Resources
5.125%, 12/01/2022	$1,050	$1,052
Apache
4.750%, 04/15/2043	350	351
4.250%, 01/15/2044	350	328
Approach Resources
7.000%, 06/15/2021	320	274
BreitBurn Energy Partners
9.250%, 05/18/2020 (C)(E)	813	749
Chesapeake Energy
8.000%, 01/15/2025 (B)	750	742
ConocoPhillips
4.950%, 03/15/2026	500	557
3.350%, 11/15/2024	350	357
CONSOL Energy
8.000%, 04/01/2023	1,000	1,050
DCP Midstream Operating
5.600%, 04/01/2044	700	660
Devon Energy
5.850%, 12/15/2025	800	909
3.250%, 05/15/2022	200	199
Dolphin Energy
5.500%, 12/15/2021	220	240
Dynagas LNG Partners
6.250%, 10/30/2019	1,579	1,555
Ensco
5.750%, 10/01/2044	950	622
Enterprise Products Operating
3.750%, 02/15/2025	500	515
3.700%, 02/15/2026	300	305
FTS International
8.746%, 06/15/2020 (A)(B)	675	677
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019	310	344
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	200	237
GNL Quintero
4.634%, 07/31/2029	400	415
Greenko Dutch BV
8.000%, 08/01/2019	250	261
Hess
7.300%, 08/15/2031	350	403
KazMunayGas National JSC MTN
9.125%, 07/02/2018	600	635
Kinder Morgan
5.050%, 02/15/2046	175	176
Neerg Energy
6.000%, 02/13/2022 (B)	400	409
Noble Holding International
6.050%, 03/01/2041	900	531
Petroamazonas EP
4.625%, 02/16/2020 (B)	220	206

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance BV
8.375%, 05/23/2021		$1,280	$1,433
7.375%, 01/17/2027		770	814
6.125%, 01/17/2022		730	753
Petrobras International Finance
5.375%, 01/27/2021		320	325
Petroleos de Venezuela
6.000%, 10/28/2022		8,860	2,958
6.000%, 05/16/2024		4,010	1,500
6.000%, 11/15/2026		2,360	873
5.500%, 04/12/2037		130	47
5.375%, 04/12/2027		1,050	378
Petroleos Mexicanos
6.500%, 03/13/2027 (B)		420	451
6.375%, 02/04/2021		220	238
6.375%, 01/23/2045		30	29
5.500%, 06/27/2044		70	62
5.375%, 03/13/2022 (B)		180	190
4.875%, 01/24/2022		10	10
3.500%, 07/23/2020		100	101
Petroleos Mexicanos MTN
6.875%, 08/04/2026		1,080	1,196
6.750%, 09/21/2047		100	101
5.125%, 03/15/2023	EUR	1,040	1,334
4.875%, 02/21/2028		410	487
Plains All American Pipeline
3.650%, 06/01/2022		$900	918
Saka Energi Indonesia
4.450%, 05/05/2024 (B)		200	201
Schahin II Finance
5.875%, 09/25/2022 (B)(E)		1,737	200
SM Energy
6.750%, 09/15/2026		200	191
5.000%, 01/15/2024		775	686
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		360	346
TOTAL MTN
2.625%, 12/29/2049 (A)		EUR800	903
Trinidad Drilling
6.625%, 02/15/2025 (B)		$200	190
Weatherford International
6.500%, 08/01/2036		150	128
Western Gas Partners
4.000%, 07/01/2022		200	205
Whiting Petroleum
5.750%, 03/15/2021		200	188
5.000%, 03/15/2019		425	422
Williams Partners
3.600%, 03/15/2022		1,700	1,737

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
YPF
8.875%, 12/19/2018		$130	$139

			34,894

Financials – 7.3%
Abe Investment Holdings (B)
10.500%, 10/16/2020		1,000	1,020
7.000%, 10/15/2020		1,550	1,172
Allied Irish Banks MTN
4.125%, 11/26/2025 (A)	EUR	600	728
American Equity Investment Life Holding
5.000%, 06/15/2027		$2,300	2,368
ASP AMC Merger Sub
8.000%, 05/15/2025 (B)		1,000	948
AXA (A)
6.463%, 12/14/2018 (B)		100	103
6.463%, 12/29/2049		500	514
Banco Bilbao Vizcaya Argentaria
7.000%, 05/19/2166 (A)	EUR	600	701
Banco de Bogota
6.250%, 05/12/2026 (B)		$780	831
Banco Mercantil del Norte
7.625%, 10/06/2165 (A)(B)		340	352
Banco Regional SAECA
8.125%, 01/24/2019		290	308
Banco Santander
4.250%, 04/11/2027		800	830
Bank of America (A)
6.500%, 12/31/2049		1,233	1,371
6.300%, 12/29/2049		1,467	1,645
6.250%, 09/29/2049		150	163
6.100%, 12/29/2049		3,425	3,721
Bank of America MTN
4.000%, 04/01/2024		650	681
3.824%, 01/20/2028 (A)		900	916
Bank of New York Mellon
4.625%, 12/29/2049 (A)		1,550	1,563
Barclays
7.875%, 12/29/2049 (A)		900	968
4.836%, 05/09/2028		650	665
BNP Paribas MTN
4.375%, 05/12/2026 (B)		575	596
China Evergrande Group
8.250%, 03/23/2022		400	409
CIC Receivables Master Trust
4.890%, 10/07/2021 (C)		2,345	2,414
Citigroup (A)
6.250%, 12/29/2049		3,645	4,044
5.950%, 12/29/2049		1,820	1,928
5.950%, 12/31/2049		350	375
5.900%, 12/29/2049		675	722

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citizens Financial Group
5.500%, 12/29/2049 (A)		$500	$522
CoBank ACB
6.250%, 12/29/2049 (A)		250	274
Credit Agricole MTN
4.125%, 01/10/2027 (B)		500	523
Credit Suisse Group (B)
6.250%, 12/29/2049 (A)		200	212
4.282%, 01/09/2028		1,000	1,034
Deutsche Bank
4.500%, 04/01/2025		600	597
Deutsche Bank MTN
4.296%, 05/24/2028 (A)		600	592
Eastern and Southern African Trade and Development Bank MTN
5.375%, 03/14/2022		210	214
Encore Capital Group
5.625%, 08/11/2024 (C)		3,400	3,400
Goldman Sachs Group
5.300%, 12/29/2049 (A)		2,850	2,992
Greystar Real Estate Partners
8.250%, 12/01/2022 (B)		625	673
International Lease Finance
7.125%, 09/01/2018 (B)		500	529
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		775	786
Itau CorpBanca
3.875%, 09/22/2019		250	258
JPMorgan Chase (A)
6.100%, 10/29/2049		2,150	2,333
6.000%, 12/29/2049		1,400	1,508
5.300%, 12/29/2049		800	833
5.000%, 12/29/2049		900	920
KeyCorp
5.000%, 12/29/2049 (A)		950	968
Morgan Stanley
5.519%, 12/29/2049 (A)		1,050	1,097
3.625%, 01/20/2027		900	906
Morgan Stanley MTN
3.950%, 04/23/2027		600	605
3.700%, 10/23/2024		900	924
Navient MTN
5.500%, 01/15/2019		600	625
NewStar Financial
7.250%, 05/01/2020		200	205
Royal Bank of Scotland Group
7.640%, 09/29/2017 (A)		700	672
RSA Insurance Group
5.125%, 10/10/2045 (A)	GBP	500	727
Sberbank of Russia Via SB Capital
5.500%, 02/26/2024 (A)		$200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group
6.875%, 12/29/2049 (A)	$400	$432
UniCredit (A)
8.000%, 04/03/2049	1,050	1,078
5.861%, 06/19/2032 (B)	600	616
UniCredit MTN
3.750%, 04/12/2022 (B)	500	512
US Bancorp
5.300%, 12/29/2049 (A)	450	479
Voya Financial
5.650%, 05/15/2053 (A)	1,150	1,222
Wells Fargo (A)
5.900%, 12/29/2049	2,300	2,463
5.875%, 12/31/2049	2,725	3,003

		66,993

Health Care – 1.4%
Actavis Funding SCS
3.800%, 03/15/2025	1,325	1,371
Becton Dickinson
3.363%, 06/06/2024	1,300	1,303
2.894%, 06/06/2022	1,300	1,304
CHS
8.000%, 11/15/2019	400	402
Endo Finance
6.000%, 02/01/2025 (B)	400	326
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	200	210
HCA
5.000%, 03/15/2024	1,175	1,244
Mylan
3.950%, 06/15/2026	1,200	1,216
Tenet Healthcare
4.746%, 06/15/2020 (A)	725	732
THC Escrow III
5.125%, 05/01/2025 (B)	800	803
UnitedHealth Group
4.750%, 07/15/2045	200	230
Valeant Pharmaceuticals International (B)
7.000%, 03/15/2024	600	631
5.375%, 03/15/2020	2,950	2,850

		12,622

Industrials – 0.4%
AerCap Ireland Capital
4.625%, 07/01/2022	1,400	1,501
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (B)	350	379
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (B)(C)	878	872

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)		$540	$598

			3,350

Information Technology – 1.1%
Apple
4.650%, 02/23/2046		25	28
3.850%, 05/04/2043		400	400
Broadcom (B)
3.875%, 01/15/2027		1,000	1,027
3.625%, 01/15/2024		900	920
CURO Financial Technologies
12.000%, 03/01/2022 (B)		1,100	1,155
Diamond 1 Finance
5.450%, 06/15/2023 (B)		900	977
Fidelity National Information Services
5.000%, 10/15/2025		300	335
First Data (B)
5.750%, 01/15/2024		600	623
5.000%, 01/15/2024		150	154
Hewlett Packard Enterprise
4.900%, 10/15/2025		600	629
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (B)		530	540
Micron Technology
7.500%, 09/15/2023		1,475	1,649
Nokia
3.375%, 06/12/2022		150	151
Qorvo
6.750%, 12/01/2023		250	274
QUALCOMM
2.900%, 05/20/2024		600	599
Symantec
5.000%, 04/15/2025 (B)		250	262

			9,723

Materials – 1.0%
Axalta Coating Systems Dutch Holding B BV
3.750%, 01/15/2025	EUR	550	659
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)		$1,900	2,171
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		800	778
Crown European Holdings
3.375%, 05/15/2025	EUR	200	236
Glencore Funding (B)
4.000%, 04/16/2025		$300	300
4.000%, 03/27/2027		525	516
Metinvest BV
9.373%, 12/31/2021		140	127
Mirabela Nickel
1.000%, 07/31/2044		3	–

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		$200	$203
Sherwin-Williams
3.450%, 06/01/2027		1,375	1,384
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	224
WR Grace & Co.
5.125%, 10/01/2021 (B)		300	322
Yamana
4.950%, 07/15/2024		1,900	1,920

			8,840

Real Estate – 0.1%
American Tower
3.300%, 02/15/2021		350	359
DuPont Fabros Technology
5.875%, 09/15/2021		250	260
5.625%, 06/15/2023		200	214
Iron Mountain Europe
6.125%, 09/15/2022	GBP	150	206
VEREIT Operating Partnership
4.875%, 06/01/2026		$400	423

			1,462

Telecommunication Services – 1.7%
AT&T
4.250%, 03/01/2027		900	930
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024		200	213
Digicel
6.000%, 04/15/2021		400	383
Digicel Group
6.750%, 03/01/2023 (B)		320	301
GTH Finance BV
7.250%, 04/26/2023		220	243
Intelsat Jackson Holdings
9.750%, 07/15/2025 (B)		650	649
7.250%, 04/01/2019		875	875
7.250%, 10/15/2020		1,420	1,342
5.500%, 08/01/2023		850	704
Intelsat Luxembourg
8.125%, 06/01/2023		50	26
Mauritius Investment
6.500%, 10/13/2026 (B)		320	335
Sprint
7.875%, 09/15/2023		950	1,092
7.625%, 02/15/2025		500	576
7.125%, 06/15/2024		300	334
Sprint Communications
11.500%, 11/15/2021		650	832
7.000%, 03/01/2020 (B)		600	659
7.000%, 08/15/2020		500	550

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telecom Italia
5.303%, 05/30/2024 (B)		$750	$804
Telefonica Emisiones SAU
4.103%, 03/08/2027		900	930
Telefonica Europe BV
5.875%, 03/31/2049 (A)	EUR	100	131
Verizon Communications
5.150%, 09/15/2023		$525	583
4.862%, 08/21/2046		275	275
Wind Acquisition Finance
7.375%, 04/23/2021		654	680
4.750%, 07/15/2020 (B)		450	455
Windstream Services
7.750%, 10/15/2020		675	680
7.750%, 10/01/2021		650	611

			15,193

Utilities – 0.5%
Dynegy
6.750%, 11/01/2019		650	670
Electricite de France MTN
4.125%, 01/29/2049 (A)	EUR	800	962
Enel (A)
8.750%, 09/24/2073 (B)		$200	238
7.750%, 09/10/2075	GBP	200	295
Ferrellgas Partners
6.750%, 06/15/2023		$1,100	1,026
6.500%, 05/01/2021		1,000	945
Greenko Investment
4.875%, 08/16/2023 (B)		410	399

			4,535

Total Corporate Obligations (Cost $177,982) ($ Thousands)			182,861

LOAN PARTICIPATIONS – 11.7%
AABS, Bridge Term Loan
4.875%, 01/15/2038		562	562
ABB/Con-Cise Optical Group LLC, Initial Term Loan, 1st Lien
6.246%, 06/15/2023		609	609
6.223%, 06/15/2023		79	79
ABG Intermediate Holdings 2 LLC, Term B-1 Loan, 1st Lien
5.147%, 05/27/2021 (F)		851	854
Acosta, (fka Acosta Holdco), Dollar Revolving Credit Loan, 1st Lien
4.367%, 09/26/2019		578	492
Acosta, (fka Acosta Holdco), Multicurrency Revolving Credit Loan, 1st Lien
0.000%, 09/26/2019 (F)		89	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Acrisure, LLC, Term B Loan, 1st Lien
6.147%, 11/22/2023	$27	$28
5.897%, 11/22/2023 (F)	673	678
Advanced Integration Technology LP, Term B-1 Loan, 1st Lien
6.545%, 04/03/2023	425	426
Advantage Sales & Marketing, Revolving Loan, 1st Lien
3.784%, 07/25/2019	38	35
3.781%, 07/25/2019	163	150
Affordable Care Holding, Term B Loan, 2nd Lien
5.795%, 10/24/2022	990	990
AI Mistral Holdco Limited, Initial Term Loan, 1st Lien
4.176%, 01/17/2024	220	219
Air Newco LLC, Initial Term Loan, 2nd Lien
10.672%, 01/31/2023	750	684
American Renal Associates, Term Loan, 1st Lien
0.000%, 06/14/2024 (F)	950	947
American Seafoods Group LLC, Term Loan, 1st Lien
8.000%, 08/19/2021	9	10
6.040%, 08/19/2021	912	913
American Tire Distributors, Initial Term Loan, 1st Lien
5.295%, 09/01/2021	313	315
Anaren, Term Loan, 2nd Lien
9.397%, 08/18/2021	500	492
5.647%, 02/18/2021	468	469
Arctic Long Carriers, Term Loan, 1st Lien
5.578%, 05/18/2023	330	329
Ashland, Cov-Lite, 1st Lien
3.242%, 05/24/2024	300	301
3.139%, 05/17/2024	150	150
ASP Chromaflo Intermediate Holdings, Initial Tranche B-1 Term Loan, 1st Lien
5.045%, 11/20/2023	173	174
ASP Chromaflo Intermediate Holdings, Initial Tranche B-2 Term Loan, 1st Lien
5.045%, 11/20/2023	226	226
Aspect Software, Term Loan, 1st Lien
11.216%, 05/25/2020	514	508
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
8.545%, 03/03/2021	3,000	3,011
Atlas, Term Loan, 1st Lien
4.875%, 12/15/2039	1,100	1,102
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.962%, 03/21/2022	700	704

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Axalta Coating Systems, Term Loan, 1st Lien
3.039%, 06/21/2024	$675	$677
Belk, Closing Date Term Loan, 1st Lien
5.905%, 12/12/2022	125	106
Bioplan USA, (Tripolis US LLC), Initial Term Loan, 1st Lien
5.795%, 09/23/2021	463	460
BJ's Wholesale Club, Initial Term Loan, 1st Lien
8.500%, 02/03/2025	875	845
BJ's Wholesale Club, Tranche B Term Loan
4.968%, 02/03/2024	1,925	1,863
C.H.I. Overhead Doors, Initial Term Loan, 1st Lien
4.295%, 07/29/2022	300	298
Carecore National, LLC, Term Loan, 1st Lien
5.045%, 03/05/2021	1,639	1,656
Cengage Learning, 2016 Refinancing Term Loan, 2nd Lien
5.339%, 06/07/2023	3,131	2,952
Ceridian HCM Holding, Initial Term Loan, 1st Lien
4.647%, 09/15/2020	3	3
4.544%, 09/15/2020	338	335
Checkout Holding, Term B Loan, 1st Lien
4.545%, 04/09/2021	997	829
Chobani, LLC (Chobani Idaho, LLC), Closing Date Term Loan
5.295%, 10/10/2023	933	938
CHS/Community Health Systems, Incremental 2021 Term H Loan, 1st Lien
4.202%, 01/27/2021	1	1
Clark Equipment, Tranche B Term Loan, 1st Lien
3.929%, 05/18/2024	325	326
CompuCom Systems, Term Loan, 1st Lien
4.300%, 05/09/2020	900	706
Consolidated Container Company LLC, Initial Term Loan, 1st Lien
4.545%, 05/10/2024	1,225	1,230
CPG International LLC (fka CPG International), New Term Loan, 1st Lien
0.000%, 05/05/2024 (F)	300	301
CPI Acquisition, Term Loan, 1st Lien
5.834%, 08/17/2022	249	212
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.172%, 11/23/2020	1,325	1,199
CTI Foods Holding Co., LLC, Term Loan, 1st Lien
8.400%, 06/28/2021	350	294
5.834%, 06/29/2020	663	624
CVS Holdings I LP, Term Loan B1, 1st Lien
7.397%, 08/16/2021 (C)	493	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cyan Blue Holdco 2 Limited, Initial Term Loan
4.587%, 02/25/2022	$650	$854
DAE Aviation Holdings, Initial Term Loan, 1st Lien
4.790%, 07/07/2022	1,268	1,276
Diversitech Holdings, Term Loan, 1st Lien
4.702%, 06/01/2024	250	250
DJO Finance LLC, Initial Term Loan, 1st Lien
4.301%, 06/08/2020	224	222
4.295%, 06/08/2020	215	212
Doncasters US Finance LLC (Doncasters US LLC), Second-Lien Term Loans, 1st Lien
9.500%, 10/09/2020	84	81
Dynegy, Tranche C-1 Term Loan, 1st Lien
4.476%, 02/07/2024	200	200
EagleClaw Midstream Services, Term Loan, 1st Lien
5.466%, 06/07/2024 (F)	900	889
EIG Investors Corp., Incremental Term Loan, 1st Lien
6.001%, 02/09/2023	945	947
EIG Investors Corp., Term Loan, 1st Lien
6.680%, 11/09/2019	489	490
EnergySolutions, LLC (aka Envirocare of Utah, LLC), Term Advance, 2nd Lien
6.750%, 05/29/2020	2,306	2,317
Epicor Software Corporation (fka Eagle Parent), Term B Loan, 1st Lien
4.980%, 06/01/2022	2,948	2,947
Exgen Texas Power, LLC, Term Loan, 1st Lien
5.897%, 09/18/2021	300	179
Eyemart Express LLC, Term Loan, 2nd Lien
5.188%, 12/18/2021	883	892
Fitness International, LLC, Term B Loan, 2nd Lien
5.397%, 07/01/2020	673	682
Fortress Investment Group LLC, Term Loan, 1st Lien
0.000%, 06/10/2022 (F)	275	277
FTS International (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
5.976%, 04/16/2021	475	379
Gates Global LLC, Initial B-1 Dollar Term Loan, 1st Lien
5.045%, 04/01/2024	1,859	1,858
Getty Images, Initial Term Loan,
4.750%, 10/18/2019	2,523	2,320
Globallogic Holdings, Closing Date Term Loan,
1st Lien
5.652%, 06/20/2022	240	241
GOBP Holdings, Initial Term Loan, 1st Lien
5.000%, 10/21/2021	990	974

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan,
5.820%, 02/16/2024 (F)	$2,151	$2,156
Hardware Holdings LLC, Cov-Lite, Term Loan, 1st Lien
7.647%, 03/30/2020 (C)(G)	863	845
Hi-Crush Partners, LP, Advance, 1st Lien
4.897%, 04/28/2021	592	571
Hoffmaster Group, Initial Term Loan, 1st Lien
5.545%, 11/21/2023	250	252
Hummel Station LLC, Construction Term B Advance, 1st Lien
7.045%, 10/27/2022	85	78
Hummel Station LLC, Delayed Draw Term Loan B, 1st Lien
7.045%, 10/27/2022	210	193
IHC Holding, Term Loan, 1st Lien
8.039%, 04/30/2021 (C)	1,231	1,219
iHeartCommunications, (fka Clear Channel Communications), Tranche E Term Loan, 1st Lien
8.545%, 07/30/2019	100	81
iHeartCommunications, (fka Clear Channel Communications, Inc.), Tranche D Term Loan, 1st Lien
7.795%, 01/30/2019	300	244
IHeartCommunications, (fka Clear Clear Channel Communciations, Inc.) Term Loan, 1st Lien
6.050%, 06/21/2022	200	199
Immucor, Term Loan, 1st Lien
0.000%, 06/25/2021 (F)	450	453
Implus Footcare, Term Loan, 1st Lien
7.909%, 04/30/2021 (C)	239	238
Infor U.S., Term Loan B1, 1st Lien
3.750%, 02/01/2022	1,000	1,148
Insight Fourth Hospitality, Term Loan, 1st Lien
7.250%, 07/15/2021 (C)	1,000	1,284
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan
4.000%, 06/30/2019 (A)	1,275	1,263
Intrawest ULC, Cov-Lite, Term Loan, 1st Lien
0.375%, 12/10/2018 (I)	200	–
Intrawest ULC, Term Loan, 1st Lien
0.000%, 06/28/2024 (F)	1,057	1,059
Invenergy Thermal Opearting I LLC, Term Loan, 1st Lien
6.647%, 10/19/2022	1,446	1,377
iStar Term Loan
4.836%, 07/01/2020	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ivanti Software (fka LANDesk Group), Term Loan, 1st Lien
5.480%, 01/20/2024	$595	$591
J. Crew Group, Initial Loan, 1st Lien
4.159%, 03/05/2021	466	276
4.147%, 03/05/2021	2,887	1,709
4.045%, 03/05/2021	371	220
Jazz Acquisition, Revolving Loan, 1st Lien
4.722%, 06/19/2019	48	46
4.024%, 06/19/2019	187	175
Kronos Incorporated, Incremental Term Loan, 1st Lien
5.170%, 11/01/2023	398	400
5.037%, 11/01/2023	1	1
Lanyon Solutions, (fka Active Network), Additional Term B Loan, 1st Lien
6.045%, 11/13/2020	350	353
Learning Care Group (US) No. 2, Term Loan
5.060%, 05/05/2021	1,055	1,055
5.060%, 05/05/2021	352	351
5.045%, 05/05/2021	29	29
Liberty Cablevision Term Loan
4.658%, 12/24/2021	425	420
Lineage Logistics, LLC, Term Loan
4.545%, 04/07/2021	2,115	2,113
Lonestar Intermediate Super Holdings LLC, Term Loan, 1st Lien
10.045%, 08/31/2021	650	668
Market Track, Cov-Lite, 1st Lien
5.326%, 05/18/2024	300	299
Mavis Tire Supply LLC, Term Loan
6.295%, 11/02/2020 (C)(G)	1,478	1,464
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.045%, 05/04/2022	1,049	1,030
Men's Wearhouse, Tranche B Term Loan, 1st Lien
4.688%, 06/18/2021	500	478
Mergermarket USA, 2014 Incremental Term Loan, 1st Lien
4.647%, 02/04/2021	32	32
4.545%, 02/04/2021	698	697
Misys, Cov-Lite, Term Loan B, 1st Lien
4.736%, 04/26/2024	2,200	2,199
MRP Generation Holdings, LLC, Term Loan, 1st Lien
8.147%, 10/18/2022	499	464
Murray Energy, Cov-Lite, Term Loan B2, 1st Lien
8.397%, 04/16/2020	1,275	1,243
NaNa Development Corporation, Loan, 1st Lien
8.030%, 03/15/2018 (C)	69	68

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.090%, 08/07/2020	$988	$998
Neiman Marcus Group, Other Term Loan, 1st Lien
4.339%, 10/25/2020	2,469	1,846
NEP Group, Term Loan, 1st Lien
0.000%, 07/21/2022 (F)	375	375
NEP/NCP Holdco, Amendment No. 4 Incremental Term Loan, 1st Lien
4.250%, 01/22/2020	1,212	1,212
NEP/NCP Holdco, Term Loan, 1st Lien
10.000%, 07/22/2020	575	576
NES Global Talent Finance US LLC, Term Loan, 1st Lien
6.672%, 10/03/2019	928	835
NVA Holdings, Cov-Lite, 1st Lien
4.647%, 08/14/2021	2	2
NVA Holdings, Revolving Loan, 1st Lien
3.500%, 08/14/2021	115	1
Oberthur Technologies Holding, (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
5.046%, 01/10/2024	153	154
Oberthur Technologies Holding, (fka OT Frenchco 1 SAS), Facility B2 (USD), 1st Lien
3.750%, 01/10/2024	247	249
Opal Acquisition, Cov-Lite, Term Loan, 1st Lien
5.000%, 11/27/2020	343	317
Opal Acquisition, Term B Loan, 1st Lien
5.147%, 11/27/2020	511	473
Optiv, Initial Term Loan, 1st Lien
4.438%, 02/01/2024	587	575
Palermo Finance, Term Loan, 1st Lien
0.000%, 04/30/2019 (C)(F)	550	545
Panda Temple Power II, LLC, Construction Term Loan Advance, 1st Lien
7.250%, 04/03/2019	347	308
Pelican Products, Term Loan, 1st Lien
5.397%, 04/10/2020	250	250
PetSmart, Term Loan B2, 1st Lien
4.010%, 03/11/2022	1,700	1,579
Planview, Term Loan, 1st Lien
6.295%, 01/18/2023 (C)	700	690
Pregis, Cov-Lite, 1st Lien
4.647%, 05/20/2021	300	300
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.795%, 02/09/2024	500	500
Prowler Acquisition Corp., Term Loan, 1st Lien
5.647%, 01/28/2020	266	226
Reddy Ice Corporation, Term B Loan, 1st Lien
8.750%, 05/01/2019	1	1
6.750%, 05/01/2019	336	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Reddy Ice Corporation, Term B Loan, 2nd Lien
10.750%, 11/01/2019	$225	$212
Rise, Term Loan A
4.750%, 02/12/2039	2,150	2,161
Ryan, LLC, Tranche B Term Loan, 1st Lien
6.795%, 08/07/2020	140	139
Sears Roebuck Acceptance Corp. (Kmart Corporation), Term Loan (2015), 1st Lien
5.544%, 06/30/2018	759	747
Severin Aquisition, Term Loan, 1st Lien
5.750%, 07/30/2021	1,000	1,029
Shearer's Foods, LLC, 2015 Incremental Term Loan, 1st Lien
5.397%, 06/30/2021	149	149
Shearer's Foods, LLC, Term Loan, 1st Lien
7.897%, 06/30/2022	225	217
Shearer's Foods, LLC, Term Loan, 2nd Lien
4.938%, 06/30/2021	745	743
Sparta Systems, Term Loan, 1st Lien
6.647%, 07/28/2020 (C)	669	665
Spring Industries, Term Loan, 1st Lien
7.709%, 06/01/2021 (C)	597	597
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, 02/02/2024	1,496	1,496
SRS Distribution Inc., Term B-4 Loan, 1st Lien
5.295%, 08/25/2022	6	6
Stratose Loan, 1st Lien
4.546%, 06/22/2023	200	201
Surgery Center Holdings, Term Loan, 1st Lien
0.000%, 06/20/2024 (F)	300	301
Thermasys Corporation, Term Loan, 1st Lien
7.000%, 05/03/2019	2	2
5.250%, 05/03/2019	342	303
TIBCO Software Inc., Term B Loan, 1st Lien
5.555%, 12/04/2020 (G)	1,965	1,972
Travelport Finance (Luxembourg) SARL, Term B Loan
4.432%, 09/02/2021	7	7
Truck Hero, Initial Term Loan, 1st Lien
5.156%, 05/16/2024	400	397
US Renal Care, Initial Term Loan, 1st Lien
5.546%, 12/30/2022	1,635	1,578
USIC Holdings, Term Loan, 1st Lien
4.923%, 12/08/2023	320	320
Vencore, Inc. (fka SI Organization), Initial Term Loan, 1st Lien
5.897%, 11/23/2019	802	805
Viva Alamo LLC, Initial Term Loan, 1st Lien
5.452%, 02/22/2021	597	472

Total Loan Participations Cost $107,762) ($ Thousands)		106,272

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

MORTGAGE-BACKED SECURITIES – 11.1%

Agency Mortgage-Backed Obligations – 0.6%
FNMA CMO, Ser 2012-115, Cl DS, IO
4.884%, 10/25/2042 (A)	$1,033	$197
FNMA CMO, Ser 2013-130, Cl SN, IO
5.434%, 10/25/2042 (A)	3,847	727
FNMA CMO, Ser 2015-30, Cl SJ, IO
4.384%, 05/25/2045 (A)	1,323	208
FNMA CMO, Ser 2016-69, Cl BS, IO
4.884%, 10/25/2046 (A)	1,962	281
FNMA CMO, Ser 2016-70, Cl DS, IO
4.884%, 10/25/2046 (A)	3,600	566
GNMA CMO, Ser 2010-9, Cl XD, IO
5.608%, 01/16/2040 (A)	4,419	793
GNMA CMO, Ser 2011-51, Cl DS, IO
5.438%, 04/20/2041 (A)	674	123
GNMA CMO, Ser 2013-124, Cl CS, IO
4.838%, 08/20/2043 (A)	450	75
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.388%, 08/20/2044 (A)	1,287	193
GNMA CMO, Ser 2014-158, Cl SA, IO
4.428%, 10/16/2044 (A)	588	90
GNMA CMO, Ser 2015-110, Cl MS, IO
4.700%, 08/20/2045 (A)	768	113
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	5,662	963
GNMA CMO, Ser 2015-57, Cl AS, IO
4.590%, 04/20/2045 (A)	5,283	772
GNMA CMO, Ser 2016-27, Cl 1A, IO
4.000%, 06/20/2045	2,118	306

		5,407

Non-Agency Mortgage-Backed Obligations – 10.1%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
1.264%, 07/25/2037 (A)	1,051	879
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
1.432%, 02/25/2047 (A)	4,526	2,939
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
1.424%, 03/25/2046 (A)	1,466	1,270
BCAP Trust, Ser 2006-AA2, Cl A1
1.194%, 01/25/2037 (A)	798	700
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	987	861
Brad Restructuring Trust, Ser 2014-1, Cl B
5.438%, 03/12/2026	819	827
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (B)	970	1,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CDGJ Commercial Mortgage Trust, Ser 2014- BXCH, Cl EPA
5.239%, 12/15/2027 (A)(B)	$3,557	$3,570
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,515	1,378
CIM Trust, Ser 2017-2, Cl A1
2.995%, 12/25/2057 (A)(B)	4,062	4,060
Cold Storage Trust, Ser 2017-ICE3, Cl D
3.094%, 04/15/2024 (A)(B)	2,100	2,104
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl E
5.809%, 11/15/2033 (A)(B)	4,200	4,267
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.174%, 01/25/2025 (A)	450	488
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.824%, 05/25/2028 (A)	610	703
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
6.216%, 12/25/2028 (A)	250	286
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
5.016%, 03/25/2029 (A)	300	324
FirstKey Master Funding, Ser 2017-R1, Cl M4
1.203%, 11/03/2041 (A)(B)	1,750	1,574
FirstKey Master Funding, Ser 2017-R1, Cl A6
1.203%, 11/03/2041 (A)(B)	2,100	2,040
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.466%, 01/25/2029 (A)	180	198
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl GFX
3.382%, 12/15/2019 (A)(B)	2,250	2,164
GE Business Loan Trust, Ser 2007-1, Cl C
1.439%, 04/16/2035 (A)(B)	990	907
GreenPoint Mortgage Funding Trust, Ser 2006- AR1, Cl A1A
1.314%, 02/25/2036 (A)	1,519	1,444
GreenPoint MTA Trust, Ser 2005-AR1, Cl A2
1.656%, 06/25/2045 (A)	629	568
GS Mortgage Securities Trust, Ser 2014-GSFL, Cl D
5.059%, 07/15/2031 (A)(B)	1,300	1,309
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
1.234%, 07/25/2046 (A)	1,036	936
Lehman XS Trust, Ser 2006-16N, Cl A4A
1.214%, 11/25/2046 (A)	2,921	2,645
LSTAR Securities Investment Trust, Ser 2016-3, Cl A
3.051%, 09/01/2021 (A)(B)	1,153	1,155

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Trust, Ser 2016-4, Cl A1
2.995%, 10/01/2018 (A)(B)	$2,621	$2,609
LSTAR Securities Investment Trust, Ser 2016-5, Cl A1
2.983%, 11/01/2018 (A)(B)	1,366	1,360
LSTAR Securities Investment Trust, Ser 2016-7, Cl A1
2.995%, 12/01/2018 (A)(B)	5,607	5,584
LSTAR Securities Investment Trust, Ser 2017-1, Cl A
3.051%, 01/01/2019 (A)(B)	1,827	1,820
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.051%, 04/01/2022 (A)(B)	3,780	3,820
LSTAR Securities, Ser 2020-1
3.596%, 04/01/2020	4,480	4,442
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
1.416%, 02/25/2046 (A)	3,918	3,014
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
1.999%, 06/26/2036 (B)	714	616
Mortgage Repurchase Agreement Financing Trust, Ser 2017-1, Cl A1
1.967%, 07/10/2019 (A)(B)	2,000	2,001
Mortgage Repurchase Agreement Financing Trust, Ser 2016-1, Cl A
2.017%, 04/10/2019 (A)(B)	700	700
Mortgage Repurchase Agreement Financing Trust, Ser 2016-2, Cl A
2.294%, 03/10/2019 (A)(B)	1,150	1,150
Mortgage Repurchase Agreement Financing Trust, Ser 2017-1, Cl A2
2.067%, 04/10/2019 (A)(B)	950	950
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/2030 (B)	3,800	3,813
Nelnet Student Loan Trust, Ser 2006-1, Cl A6
1.636%, 08/23/2036	1,250	1,201
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
1.484%, 08/27/2047 (A)(B)	801	796
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.926%, 03/26/2036 (A)(B)	896	857
PFP III, Ser 2017-3, Cl C
3.489%, 01/14/2035 (A)(B)	1,000	1,005
RALI Series Trust, Ser 2006-QO2, Cl A2
1.486%, 02/25/2046 (A)	1,835	857
RALI Series Trust, Ser 2006-QO3, Cl A1
1.234%, 04/25/2046 (A)	1,992	1,034
RALI Series Trust, Ser 2006-QO8, Cl 1A3A
1.416%, 10/25/2046 (A)	1,385	1,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RALI Series Trust, Ser 2007-QO2, Cl A1
1.174%, 02/25/2047 (A)	$1,423	$864
Resource Capital, Ser 2015-CRE3, Cl D
5.001%, 03/15/2032 (A)(B)	1,000	1,005
Resource Capital, Ser 2015-CRE4, Cl B
4.001%, 08/15/2032 (A)(B)	1,000	997
Resource Capital, Ser 2017-CRE5, Cl B
3.089%, 07/15/2034 (A)(B)	1,000	1,002
SRERS Funding, Ser 2011-RS, Cl A1B1
1.243%, 05/09/2046 (A)(B)	262	262
SRERS Funding, Ser 2011-RS, Cl A1B2
1.244%, 05/09/2046 (A)(B)	2,000	1,261
Station Place Securitization Trust, Ser 2015-2, Cl A
2.189%, 05/15/2018 (A)(B)	650	650
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
1.324%, 10/25/2035 (A)	1,045	1,026
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.531%, 11/25/2046 (A)	6,456	5,294
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.144%, 06/25/2035 (A)	447	451

		92,292

Other Asset-Backed Securities – 0.4%
Stanwich Mortgage Loan, Ser 2017-NPA1, Cl A1
3.598%, 03/16/2022 (B)	3,937	3,937

Total Mortgage-Backed Securities (Cost $99,604) ($ Thousands)		101,636

	Shares
COMMON STOCK – 10.3%

Consumer Discretionary – 1.3%
Advance Auto Parts	344	40
Amazon.com, Cl A *	1,763	1,707
Autonation *	311	13
Autozone *	120	68
Bed Bath & Beyond	599	18
Best Buy	1,204	69
BorgWarner	943	40
CarMax *	849	54
Carnival	1,880	123
CBS, Cl B	1,678	107
Cengage Learning Holdings II	5,114	45
Charter Communications, Cl A *	965	325
Chipotle Mexican Grill, Cl A *	131	55
Coach	1,226	58
Comcast, Cl A	21,071	820

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Darden Restaurants	571	$52
Delphi Automotive	1,208	106
Discovery Communications, Cl A *	684	18
Discovery Communications, Cl C *	870	22
DISH Network, Cl A *	1,027	64
Dollar General	1,081	78
Dollar Tree *	1,079	75
DR Horton	1,500	52
Expedia	552	82
Foot Locker, Cl A	525	26
Ford Motor	17,168	192
Gap	850	19
Garmin	447	23
General Motors	6,021	210
Genuine Parts	629	58
Goodyear Tire & Rubber	1,197	42
H&R Block	850	26
Hanesbrands	1,736	40
Harley-Davidson, Cl A	819	44
Hasbro	492	55
Hilton Worldwide Holdings	954	59
Home Depot	5,323	817
Interpublic Group	1,830	45
Johnson Controls International	4,124	179
Kohl's	697	27
L Brands	1,018	55
Leggett & Platt	640	34
Lennar, Cl A	954	51
LKQ *	1,417	47
Lowe's	3,843	298
Macy's	1,471	34
Marriott International, Cl A	1,380	138
Mattel	1,637	35
McDonald's	3,597	551
Michael Kors Holdings *	713	26
Mohawk Industries *	276	67
NetFlix *	1,931	289
Newell Brands, Cl B	2,142	115
News, Cl A	1,477	20
News, Cl B	450	6
Nike, Cl B	5,932	350
Nordstrom	451	22
Omnicom Group	1,055	87
O'Reilly Automotive *	417	91
Priceline Group *	217	406
PulteGroup	1,200	29
PVH	367	42
Ralph Lauren, Cl A	219	16
Ross Stores	1,744	101
Royal Caribbean Cruises	762	83
Scripps Networks Interactive, Cl A	461	31
Signet Jewelers	293	19

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Staples	3,146	$32
Starbucks	6,473	377
Target, Cl A	2,454	128
Tiffany	496	47
Time Warner	3,469	348
TJX	2,823	204
Tractor Supply	519	28
TripAdvisor *	443	17
Twenty-First Century Fox, Cl A	4,651	132
Twenty-First Century Fox, Cl B	2,046	57
Ulta Beauty *	268	77
Under Armour, Cl A *	712	15
Under Armour, Cl C *	715	14
VF	1,386	80
Viacom, Cl B	1,644	55
Walt Disney	6,481	689
Whirlpool	324	62
Wyndham Worldwide	454	46
Wynn Resorts	351	47
Yum! Brands	1,437	106

		11,557

Consumer Staples – 0.9%
Altria Group	8,608	641
Archer-Daniels-Midland	2,551	106
Brown-Forman, Cl B	833	40
Campbell Soup	886	46
Church & Dwight	1,139	59
Clorox	592	79
Coca-Cola	17,124	768
Colgate-Palmolive	3,957	293
Conagra Brands	1,743	62
Constellation Brands, Cl A	761	147
Costco Wholesale	1,964	314
Coty, Cl A	2,195	41
CVS Health	4,555	366
Dr Pepper Snapple Group	846	77
Estee Lauder, Cl A	997	96
General Mills	2,542	141
Hershey	607	65
Hormel Foods	1,254	43
JM Smucker	489	58
Kellogg	1,147	80
Kimberly-Clark	1,556	201
Kraft Heinz	2,613	224
Kroger	4,125	96
McCormick	521	51
Molson Coors Brewing, Cl B	842	73
Mondelez International, Cl A	6,796	293
Monster Beverage *	1,824	91
PepsiCo	6,362	735
Philip Morris International	6,915	812

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Procter & Gamble	11,380	$992
Reynolds American	3,622	236
Sysco, Cl A	2,217	112
Tyson Foods, Cl A	1,290	81
Walgreens Boots Alliance	3,824	299
Wal-Mart Stores	6,522	494
Whole Foods Market	1,390	58

		8,370

Energy – 0.7%
Anadarko Petroleum, Cl A	2,485	113
Apache	1,715	82
Baker Hughes	1,892	103
Breitburn Energy Partners *(C)	62,847	10
Cabot Oil & Gas	2,126	53
Chesapeake Energy *	2,892	14
Chevron	8,433	880
Cimarex Energy	443	42
Concho Resources *	665	81
ConocoPhillips	5,415	238
Devon Energy	2,378	76
EOG Resources	2,529	229
EQT	797	47
ExxonMobil	18,836	1,521
Halliburton	3,821	163
Helmerich & Payne	533	29
Hess	1,188	52
Kinder Morgan	8,452	162
Marathon Oil	3,598	43
Marathon Petroleum	2,298	120
Murphy Oil	628	16
National Oilwell Varco, Cl A	1,589	52
Newfield Exploration *	771	22
Noble Energy	2,066	58
Occidental Petroleum	3,354	201
Oneok	1,667	87
Phillips 66	1,932	160
Pioneer Natural Resources	758	121
Range Resources	779	18
SandRidge Energy *	59,467	1,023
Schlumberger, Cl A	6,208	409
TechnipFMC *	2,015	55
Tesoro	693	65
Titan Energy *	13,743	106
Transocean *	1,719	14
Valero Energy	1,988	134
Williams	3,669	111

		6,710

Financials – 1.5%
Affiliated Managers Group	252	42
Aflac	1,763	137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate	1,608	$142
American Express	3,364	283
American International Group	3,849	241
Ameriprise Financial	671	85
Aon	1,155	154
Arthur J. Gallagher	793	45
Assurant	234	24
Bank of America	44,272	1,074
Bank of New York Mellon	4,555	232
BB&T	3,574	162
Berkshire Hathaway, Cl B *	8,445	1,430
BlackRock	531	224
Capital One Financial	2,124	175
CBOE Holdings	400	37
Charles Schwab	5,331	229
Chubb	2,091	304
Cincinnati Financial	660	48
Citigroup	12,258	820
Citizens Financial Group	2,202	79
CME Group	1,492	187
Comerica	773	57
Discover Financial Services	1,640	102
E*Trade Financial *	1,263	48
Everest Re Group	170	43
Fifth Third Bancorp	3,435	89
Franklin Resources	1,464	66
Goldman Sachs Group	1,637	363
Hartford Financial Services Group	1,598	84
Huntington Bancshares	4,592	62
Intercontinental Exchange	2,620	173
Invesco	1,762	62
JPMorgan Chase	15,795	1,444
KeyCorp	4,893	92
Leucadia National	1,527	40
Lincoln National	1,018	69
Loews	1,193	56
M&T Bank	687	111
Marsh & McLennan	2,279	178
MetLife	4,844	266
Moody's	753	92
Morgan Stanley	6,382	284
Nasdaq, Cl A	539	39
Navient	1,230	20
Northern Trust	968	94
People's United Financial	1,585	28
PNC Financial Services Group	2,169	271
Principal Financial Group, Cl A	1,220	78
Progressive	2,575	113
Prudential Financial	1,883	204
Raymond James Financial	530	42
Regions Financial	5,241	77
S&P Global	1,134	166

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street	1,571	$141
SunTrust Banks	2,172	123
Synchrony Financial	3,446	103
T. Rowe Price Group	1,064	79
Torchmark, Cl A	514	39
Travelers	1,230	156
Unum Group	1,061	49
US Bancorp	7,082	368
Wells Fargo	20,006	1,108
Willis Towers Watson	550	80
XL Group	1,210	53
Zions Bancorporation	859	38

		13,404

Health Care – 1.4%
Abbott Laboratories	7,756	377
AbbVie	7,027	510
Aetna, Cl A	1,453	221
Agilent Technologies	1,477	88
Alexion Pharmaceuticals *	993	121
Align Technology *	354	53
Allergan	1,502	365
AmerisourceBergen, Cl A	702	66
Amgen, Cl A	3,247	559
Anthem	1,161	218
Baxter International	2,155	130
Becton Dickinson	998	195
Biogen *	958	260
Boston Scientific *	6,024	167
Bristol-Myers Squibb	7,359	410
C.R. Bard	327	103
Cardinal Health	1,401	109
Celgene, Cl A *	3,449	448
Centene *	740	59
Cerner *	1,261	84
Cigna	1,124	188
Cooper, Cl A	214	51
DaVita HealthCare Partners *	642	42
DENTSPLY SIRONA	993	64
Edwards Lifesciences, Cl A *	937	111
Eli Lilly	4,342	357
Envision Healthcare *	559	35
Express Scripts Holding *	2,627	168
Gilead Sciences	5,837	413
HCA Healthcare *	1,288	112
Henry Schein *	358	66
Hologic *	1,177	53
Humana	636	153
Idexx Laboratories *	398	64
Illumina *	647	112
Incyte *	741	93
Intuitive Surgical *	165	154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson & Johnson	11,974	$1,584
Laboratory Corp of America Holdings *	434	67
Mallinckrodt *	418	19
McKesson	953	157
Medtronic	6,042	536
Merck	12,179	781
Mettler Toledo International *	116	68
Mylan *	2,095	81
Patterson	384	18
PerkinElmer	524	36
Perrigo	621	47
Pfizer	26,562	892
Quest Diagnostics	598	67
Regeneron Pharmaceuticals *	337	166
Stryker	1,362	189
Thermo Fisher Scientific	1,752	306
UnitedHealth Group	4,291	796
Universal Health Services, Cl B	412	50
Varian Medical Systems *	427	44
Vertex Pharmaceuticals *	1,098	142
Waters *	348	64
Zimmer Biomet Holdings	892	115
Zoetis, Cl A	2,167	135

		13,139

Industrials – 1.1%
3M	2,637	549
Acuity Brands	209	42
Alaska Air Group	534	48
Allegion	452	37
American Airlines Group	2,187	110
Ametek	1,001	61
Arconic	1,894	43
Boeing	2,479	490
C.H. Robinson Worldwide	654	45
Caterpillar, Cl A	2,640	284
Cintas	380	48
CSX	4,044	221
Cummins	686	111
Danaher, Cl A	2,675	226
Deere	1,304	161
Delta Air Lines, Cl A	3,237	174
Dover	672	54
Eaton	1,971	153
Emerson Electric	2,835	169
Equifax	554	76
Expeditors International of Washington	833	47
Fastenal, Cl A	1,224	53
FedEx	1,077	234
Flowserve	506	24
Fluor	675	31
Fortive	1,367	87

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortune Brands Home & Security	707	$46
General Dynamics	1,272	252
General Electric	38,744	1,046
Honeywell International	3,368	449
IHS Markit *	1,455	64
Illinois Tool Works	1,373	197
Ingersoll-Rand	1,145	105
Jacobs Engineering Group	586	32
JB Hunt Transport Services	362	33
Kansas City Southern	488	51
L3 Technologies	334	56
Lockheed Martin	1,114	309
Masco	1,464	56
Nielsen Holdings	1,424	55
Norfolk Southern	1,277	155
Northrop Grumman	766	197
PACCAR	1,563	103
Parker-Hannifin, Cl A	602	96
Pentair	738	49
Quanta Services *	671	22
Raytheon	1,276	206
Republic Services	994	63
Robert Half International	505	24
Rockwell Automation	578	94
Rockwell Collins	733	77
Roper Technologies	453	105
Snap-on	270	43
Southwest Airlines, Cl A	2,661	165
Stanley Black & Decker	681	96
Stericycle, Cl A *	410	31
Textron	1,149	54
TransDigm Group	221	59
Union Pacific	3,608	393
United Continental Holdings *	1,208	91
United Parcel Service, Cl B	3,081	341
United Rentals *	397	45
United Technologies	3,329	407
Verisk Analytics, Cl A *	698	59
Waste Management	1,796	132
WW Grainger	252	45
Xylem	832	46

		9,527

Information Technology – 2.3%
Accenture, Cl A	2,774	343
Activision Blizzard	3,066	176
Adobe Systems *	2,215	313
Advanced Micro Devices *	3,196	40
Akamai Technologies *	814	41
Alliance Data Systems	253	65
Alphabet, Cl A *	1,324	1,231
Alphabet, Cl C *	1,327	1,206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amphenol, Cl A	1,367	$101
Analog Devices	1,622	126
Ansys *	354	43
Apple	23,154	3,335
Applied Materials	4,713	195
Autodesk, Cl A *	888	90
Automatic Data Processing	1,963	201
Broadcom, Cl A	1,774	413
CA	1,434	49
Cisco Systems	22,274	697
Citrix Systems *	675	54
Cognizant Technology Solutions, Cl A	2,655	176
Corning, Cl B	4,016	121
CSRA	646	21
DXC Technology	1,279	98
eBay *	4,461	156
Electronic Arts *	1,375	145
F5 Networks, Cl A *	271	34
Facebook, Cl A *	10,507	1,586
Fidelity National Information Services, Cl B	1,484	127
Fiserv, Cl A *	955	117
Flir Systems	604	21
Gartner *	400	49
Global Payments	665	60
Harris	544	59
Hewlett Packard Enterprise	7,414	123
HP	7,434	130
Intel	20,977	708
International Business Machines	3,772	580
Intuit	1,073	142
Juniper Networks	1,750	49
KLA-Tencor	664	61
Lam Research	716	101
MasterCard, Cl A	4,141	503
Microchip Technology	987	76
Micron Technology *	4,584	137
Microsoft	34,297	2,364
Motorola Solutions	716	62
NetApp	1,248	50
Nvidia	2,659	384
Oracle, Cl B	13,383	671
Paychex	1,439	82
PayPal Holdings *	5,009	269
Qlik *(C)	3,600	–
Qlik, Cl A *(C)	56	60
Qlik, Cl B *(C)	13,812	14
Qorvo *	600	38
Qualcomm	6,606	365
Red Hat *	771	74
salesforce.com *	2,999	260
Seagate Technology	1,298	50
Skyworks Solutions	847	81

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Symantec, Cl A	2,797	$79
Synopsys *	705	51
TE Connectivity	1,571	124
Texas Instruments	4,457	343
Total System Services	768	45
VeriSign *	360	33
Visa, Cl A	8,221	771
Western Digital	1,308	116
Western Union	2,237	43
Xerox	1,043	30
Xilinx	1,068	69

		20,627

Materials – 0.3%
Air Products & Chemicals	975	140
Albemarle	505	53
Avery Dennison	420	37
Ball	1,486	63
CF Industries Holdings	1,135	32
Dow Chemical, Cl A	5,031	317
E.I. Du Pont de Nemours	3,881	313
Eastman Chemical	663	56
Ecolab	1,157	154
FMC	616	45
Freeport-McMoRan, Cl B *	6,075	73
International Flavors & Fragrances	364	49
International Paper	1,835	104
LyondellBasell Industries, Cl A	1,471	124
Martin Marietta Materials, Cl A	267	59
Mirabela Nickel *(C)	597,236	–
Monsanto	1,922	228
Mosaic	1,663	38
Newmont Mining	2,404	78
Nucor	1,437	83
PPG Industries	1,150	126
Praxair	1,258	167
Sealed Air	913	41
Sherwin-Williams, Cl A	363	127
Vulcan Materials	601	76
WestRock	1,082	61

		2,644

Real Estate – 0.3%
Alexandria Real Estate Equities ‡	423	51
American Tower, Cl A ‡	1,907	252
Apartment Investment & Management, Cl A ‡	754	32
AvalonBay Communities ‡	610	117
Boston Properties ‡	692	85
CBRE Group, Cl A *	1,359	49
Crown Castle International ‡	1,612	162
Digital Realty Trust, Cl A ‡	714	81
Equinix ‡	343	147

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Residential ‡	1,629	$107
Essex Property Trust ‡	302	78
Extra Space Storage ‡	583	46
Federal Realty Investment Trust ‡	314	40
GGP ‡	2,471	58
HCP ‡	1,980	63
Host Hotels & Resorts ‡	3,190	58
Iron Mountain ‡	1,149	40
Kimco Realty ‡	1,856	34
Macerich ‡	575	33
Mid-America Apartment Communities ‡	530	56
ProLogis ‡	2,375	139
Public Storage ‡	664	138
Realty Income ‡	1,230	68
Regency Centers ‡	600	38
Simon Property Group ‡	1,368	221
SL Green Realty ‡	434	46
UDR ‡	1,225	48
Ventas ‡	1,573	109
Vornado Realty Trust ‡	786	74
Welltower ‡	1,644	123
Weyerhaeuser ‡	3,332	112

		2,705

Telecommunication Services – 0.2%
AT&T	27,353	1,032
CenturyLink	2,322	56
Level 3 Communications *	1,331	79
Verizon Communications	18,163	811

		1,978

Utilities – 0.3%
AES	3,142	35
Alliant Energy	1,058	43
Ameren	1,047	57
American Electric Power	2,180	152
American Water Works	781	61
Centerpoint Energy	1,871	51
CMS Energy	1,208	56
Consolidated Edison	1,354	109
Dominion Resources	2,756	211
DTE Energy	814	86
Duke Energy	3,138	262
Edison International	1,444	113
Entergy	786	60
Eversource Energy	1,436	87
Exelon	4,081	147
FirstEnergy	1,865	54
NextEra Energy	2,097	294
NiSource	1,333	34
NRG Energy	1,445	25
PG&E	2,250	149

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares			Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle West Capital		514		$44
PPL		3,026		117
Public Service Enterprise Group		2,251		97
SCANA		662		44
Sempra Energy		1,109		125
Southern		4,358		209
WEC Energy Group		1,417		87
Xcel Energy		2,255		104

				2,913

Total Common Stock
(Cost $78,345) ($ Thousands)				93,574

		Face Amount
		(Thousands	)

SOVEREIGN DEBT – 9.2%
Abu Dhabi Government International Bond
3.125%, 05/03/2026		850		861
2.125%, 05/03/2021		200		198
Argentina Bonar Bonds
22.400%, 03/01/2018(A)		ARS150		9
21.927%, 10/09/2017(A)		7,010		442
Argentine Bonos del Tesoro
16.000%, 10/17/2023		130		8
15.500%, 10/17/2026		10		1
Argentine Republic Government International Bond
8.280%, 12/31/2033		$112		123
7.820%, 12/31/2033	EUR	230		275
7.500%, 04/22/2026		$1,460		1,573
7.125%, 07/06/2036		730		725
7.125%, 06/28/2117(B)		840		762
6.875%, 04/22/2021		260		278
6.875%, 01/26/2027		1,060		1,098
2.500%, 12/31/2038(H)		930		608
Bahrain Government International Bond
7.000%, 10/12/2028(B)		230		233
Bermuda Government International Bond
3.717%, 01/25/2027(B)		240		241
Bulgaria Government International Bond
3.125%, 03/26/2035	EUR	170		199
3.000%, 03/21/2028		360		447
2.950%, 09/03/2024		830		1,055
Chile Government International Bond
3.860%, 06/21/2047		$380		381
3.125%, 01/21/2026		1,220		1,244
Colombia Government International Bond
5.000%, 06/15/2045		1,900		1,911
4.500%, 01/28/2026		200		213
4.000%, 02/26/2024		200		208
2.625%, 03/15/2023		660		643

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Costa Rica Government International Bond
7.158%, 03/12/2045		$880	$924
7.000%, 04/04/2044		400	416
5.625%, 04/30/2043		400	359
Croatia Government International Bond
5.500%, 04/04/2023		410	449
3.000%, 03/20/2027	EUR	200	231
Dominican Republic International Bond
6.875%, 01/29/2026		$960	1,069
6.850%, 01/27/2045(B)		1,305	1,390
6.850%, 01/27/2045		660	703
6.600%, 01/28/2024		300	330
5.875%, 04/18/2024		3,090	3,260
5.500%, 01/27/2025		220	227
Ecuador Government International Bond
10.750%, 03/28/2022		870	929
9.650%, 12/13/2026(B)		910	909
9.625%, 06/02/2027(B)		1,150	1,150
7.950%, 06/20/2024		1,290	1,206
Egypt Government International Bond MTN
8.500%, 01/31/2047		420	453
7.500%, 01/31/2027		280	297
6.125%, 01/31/2022		260	266
El Salvador Government International Bond
8.625%, 02/28/2029(B)		280	291
8.625%, 02/28/2029		50	52
7.750%, 01/24/2023		10	10
7.650%, 06/15/2035		630	589
6.375%, 01/18/2027		466	420
5.875%, 01/30/2025		80	72
Ghana Government International Bond
10.750%, 10/14/2030		210	260
7.875%, 08/07/2023		200	204
Guatemala Government Bond
5.750%, 06/06/2022		700	763
4.875%, 02/13/2028		210	216
4.500%, 05/03/2026(B)		970	979
4.375%, 06/05/2027(B)		790	784
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(B)		1,930	1,970
Honduras Government International Bond
7.500%, 03/15/2024		660	730
Hungary Government International Bond
6.375%, 03/29/2021		540	608
6.250%, 01/29/2020		2,310	2,527
5.750%, 11/22/2023		140	160
5.375%, 02/21/2023		250	278
4.125%, 02/19/2018		70	71
4.000%, 03/25/2019		30	31
Indonesia Government International Bond MTN
5.875%, 01/15/2024		1,130	1,288
4.750%, 01/08/2026		2,270	2,437

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.625%, 04/15/2043		$230	$232
4.350%, 01/08/2027(B)		320	334
4.125%, 01/15/2025		300	309
3.750%, 06/14/2028(B)	EUR	200	250
3.700%, 01/08/2022(B)		$450	462
3.375%, 04/15/2023		310	311
3.375%, 07/30/2025	EUR	1,390	1,729
2.625%, 06/14/2023(B)		300	359
Ivory Coast Government International Bond
6.375%, 03/03/2028		$200	202
6.125%, 06/15/2033(B)		200	192
5.750%, 12/31/2032		235	226
5.125%, 06/15/2025(B)	EUR	210	242
Jordan Government International Bond
6.125%, 01/29/2026(B)		$200	205
Kenya Government International Bond
6.875%, 06/24/2024(B)		1,335	1,365
6.875%, 06/24/2024		830	849
Macedonia Government International Bond
5.625%, 07/26/2023	EUR	350	435
5.625%, 07/26/2023(B)		350	434
Mexican Bonos
8.500%, 11/18/2038	MXN	980	62
8.000%, 11/07/2047		48	3
7.750%, 11/23/2034		1,954	116
Mexico Government International Bond
4.000%, 10/02/2023		$520	544
3.625%, 03/15/2022		70	72
Mongolia Government International Bond MTN
8.750%, 03/09/2024(B)		200	219
5.125%, 12/05/2022		401	376
Nigeria Government International Bond
7.875%, 02/16/2032		200	217
6.750%, 01/28/2021		207	219
6.375%, 07/12/2023		200	206
5.625%, 06/27/2022		50	49
Pakistan Government International Bond
8.250%, 04/15/2024		210	238
8.250%, 09/30/2025		370	424
Panama Government International Bond
3.875%, 03/17/2028		200	205
Paraguay Government International Bond
6.100%, 08/11/2044		350	387
5.000%, 04/15/2026(B)		440	465
4.700%, 03/27/2027(B)		570	585
4.625%, 01/25/2023		550	573
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026		200	208
4.550%, 03/29/2026(B)		330	344
4.150%, 03/29/2027(B)		1,090	1,106
3.400%, 03/29/2022(B)		200	202

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Philippine Government International Bond
5.500%, 03/30/2026		$200	$240
Province of Santa Fe
7.000%, 03/23/2023		150	157
7.000%, 03/23/2023(B)		150	156
Provincia de Buenos Aires
23.768%, 05/31/2022(A)(B)	ARS	2,070	127
Provincia de la Rioja
9.750%, 02/24/2025(B)		$270	285
Republic of Suriname
9.250%, 10/26/2026		400	410
9.250%, 10/26/2026(B)		340	349
Romanian Government International Bond MTN
6.750%, 02/07/2022		610	707
4.375%, 08/22/2023		100	106
3.875%, 10/29/2035(B)	EUR	570	680
3.875%, 10/29/2035		10	12
2.875%, 05/26/2028		220	259
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047(B)		$200	201
4.875%, 09/16/2023(B)		400	429
4.750%, 05/27/2026		400	418
4.500%, 04/04/2022(B)		200	211
4.250%, 06/23/2027(B)		400	399
Senegal Government International Bond
6.250%, 05/23/2033(B)		1,600	1,624
South Africa Government International Bond
5.875%, 05/30/2022		100	109
5.875%, 09/16/2025		760	817
4.875%, 04/14/2026		290	291
4.300%, 10/12/2028		400	374
Sri Lanka Government International Bond
6.850%, 11/03/2025		790	833
6.825%, 07/18/2026(B)		250	263
6.200%, 05/11/2027(B)		380	379
6.125%, 06/03/2025		200	204
5.875%, 07/25/2022		470	487
5.750%, 01/18/2022(B)		200	207
Turkey Government International Bond
7.375%, 02/05/2025		360	417
7.000%, 06/05/2020		220	240
6.875%, 03/17/2036		130	146
6.250%, 09/26/2022		1,271	1,381
6.000%, 03/25/2027		346	368
6.000%, 01/14/2041		410	420
5.750%, 03/22/2024		1,106	1,170
5.750%, 05/11/2047		310	303
4.875%, 10/09/2026		210	207
4.875%, 04/16/2043		200	177
3.250%, 06/14/2025	EUR	740	835

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ukraine Government International Bond
7.750%, 09/01/2023	$	230	$ 228
7.750%, 09/01/2024		1,050	1,029
7.750%, 09/01/2025		270	264
7.750%, 09/01/2027		270	261
United Kingdom Treasury Bill
0.000%, 07/10/2017 (D)	GBP	4,525	5,878
Zambia Government International Bond
8.970%, 07/30/2027	$	1,040	1,108
8.500%, 04/14/2024		200	209
5.375%, 09/20/2022		280	262

Total Sovereign Debt (Cost $80,600) ($ Thousands)			83,637

U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.5%
FHLB DN
2.002%, 08/02/2017 (D)		7,000	6,994
1.902%, 07/28/2017 (D)		5,000	4,997
1.011%, 07/21/2017 (D)		7,000	6,996
FNMA DN
0.961%, 07/19/2017 (D)		4,000	3,998

Total U.S. Government Agency Obligations (Cost $22,984) ($ Thousands)			22,985

COMMERCIAL PAPER – 2.1%
PepsiCo
2.082%, 07/28/2017 (B)		7,000	6,994
Societe Generale
1.242%, 07/31/2017 (B)		6,000	5,994
Unilever Capital
1.101%, 07/24/2017 (B)		6,000	5,995

Total Commercial Paper (Cost $18,984) ($ Thousands)			18,983

U.S. TREASURY OBLIGATIONS – 0.5%
U.S. Treasury Notes
2.250%, 11/15/2025		4,000	4,001
2.000%, 05/31/2024		890	883

Total U.S. Treasury Obligations (Cost $4,914) ($ Thousands)			4,884

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 0.3%

Minnesota – 0.0%
Northstar Education Finance, Ser 2007-1, RB
1.272%, 04/28/2030 (A)	$	300	$ 296

North Carolina – 0.2%
North Carolina State, Education Assistance Authority, Ser A-3, RB
2.056%, 10/25/2041 (A)		1,250	1,253

Puerto Rico – 0.1%
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (E)		410	249
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2018 @ 100
6.000%, 07/01/2038		55	45
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2033		25	20
Puerto Rico Commonwealth, Ser B, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (E)		35	21
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB
Callable 08/01/2019 @ 100
6.500%, 08/01/2044		1,020	262
6.000%, 08/01/2042		105	27
5.750%, 08/01/2037		655	169
5.500%, 08/01/2028		35	9
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037		90	23
5.375%, 08/01/2039		960	247
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043		40	10
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser C, RB Callable 08/01/2020 @ 100
5.250%, 08/01/2041		325	84

			1,166

Total Municipal Bonds (Cost $3,465) ($ Thousands)			2,715

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND – 0.2%
Energy – 0.2%
Guggenheim Solar Energy	102,533	$2,040

Total Exchange Traded Fund
(Cost $1,915) ($ Thousands)		2,040

PREFERRED STOCK – 0.2%
Consumer Discretionary – 0.0%
Delphi Financial Group, 0.000% *(A)	20,807	448

Industrials – 0.2%
Seaspan, 6.375% (G)	54,789	1,399

Other Asset-Backed Securities – 0.0%
GSC Partners Fund V, Ser 2004-5A, 0.000% *(A)(B)	1,800	–
GSC Partners Fund V, Ser 2004-5I, 0.000% *(A)	100	–

Total Preferred Stock
(Cost $2,555) ($ Thousands)		1,847

	Face Amount (Thousands)

CONVERTIBLE BONDS – 0.1%
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (B)(E)	167	15
SM Energy CV to 24.6914
1.500%, 07/01/2021	650	584

Total Convertible Bonds
(Cost $845) ($ Thousands)		599

	Number of Warrants

WARRANT – 0.0%
Comstock Resources, Expires 06/15/2020 Strike Price $0 *	1,857	13

Total Warrant
(Cost $–) ($ Thousands)		13

Total Investments – 96.9%
(Cost $871,911) ($ Thousands) @		$884,262

	Contracts

PURCHASED OPTIONS * – 0.2%
December 19 Put on IMM EUR, Expires 12/21/2019, Strike Price $97.63	856	519

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
iShares 20+ Year Treasury Bond ETF, Expires 09/16/2017, Strike Price $127.00	4,526	$598
iShares iBoxx $ High Yield Corporate Bond ETF, Expires 09/16/2017, Strike Price $84.00	5,335	203
October 17 EUR Put GBP Call, Expires 10/21/2017, Strike Price $0.87	17,281,033	196
United States Oil Fund, Expires 08/19/2017, Strike Price $8.50	15,177	121

Total Purchased Options
(Cost $3,171) ($ Thousands)		$1,637

WRITTEN OPTIONS * – (0.1)%
iShares 20+ Year Treasury Bond ETF, Expires 09/16/2017 Strike Price $130.00	(4,526)	(290)
July 17 Calls on SPX, Expires 07/22/2017 Strike Price $2,435.00	(262)	(341)
July 17 Calls on SPX, Expires 07/22/2017 Strike Price $2,430.00	(4)	(6)
July 17 Calls on SPX, Expires 07/22/2017 Strike Price $2,425.00	(244)	(461)

Total Written Options
(Premiums Received $1,910) ($ Thousands)		$(1,098)

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	242	Sep-2017	$(109)
U.S. 2-Year Treasury Note	94	Oct-2017	(28)
U.S. 5-Year Treasury Note	277	Oct-2017	(78)
U.S. 10-Year Treasury Note	70	Sep-2017	(16)
U.S. Long Treasury Bond	43	Sep-2017	50
U.S. Ultra Long Treasury Bond	41	Sep-2017	113
Ultra 10-Year U.S. Treasury Bond	18	Sep-2017	(3)

			$(71)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/10/17-08/10/17	GBP	7,268	USD	9,265	$(179)
07/12/17-08/24/17	EUR	14,477	USD	16,350	(205)
08/02/17	USD	387	EUR	345	7

					(377)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Bank of America	$(1,162)	$1,144	$(18)
Citigroup	(1,409)	1,383	(27)
Goldman Sachs	(5,879)	5,735	(144)
JPMorgan Chase Bank	(3,199)	3,170	(29)
Northern Trust	(4)	4	–
State Street	(14,733)	14,573	(159)

			$(377)

A list of the open OTC swap agreements held by the Fund at June 30, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date ($Thousands)	Notional Amount (Depreciation)	Net Unrealized Appreciation/ ($Thousands)
Bank of America	2.70%	3MonthUSD-LIBOR	07/18/23	$600	$1
Bank of America	1.56%	3MonthUSD-LIBOR	07/03/18	7,150	36

					$37

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Bank of America	2.50%	3 Month USD	09/20/27	$1,100	$14
Barclays Bank PLC	1.71%	3 Month-LIBOR	12/16/19	2,100	(2)
Barclays Bank PLC	0.00%	6 Month EUR	09/20/19	1,360	2
BNP Paribas	1.00%	6 Month EUR	09/20/27	2,170	39
BNP Paribas	0.25%	6 Month EUR	09/20/22	2,640	21
Deutsche Bank	0.00%	6 Month EUR	09/20/20	1,650	6
HSBC	3 Month-JIBOR	7.67%	03/15/19	31,240	13
Nomura International	0.00%	6 Month EUR	09/20/37	460	9
Royal Bank of Scotland	1.50%	6 Month GBP	09/20/27	650	19
Royal Bank of Scotland	0.00%	6 Month EUR	09/20/24	3,590	40

					$161

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Continued)

Percentages are based on Net Assets of $912,126 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $362,279 ($ Thousands), representing 39.7% of the Net Assets of the Fund.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2017 was $26,515 ($ Thousands) and represented 2.9% of the Net Assets of the Fund.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Security is in default on interest payment.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Securities considered illiquid. The total value of such securities as of June 30, 2017 was $5,681 ($ Thousands) and represented 0.7% of the Net Assets of the Fund.
(H)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.
(I)	Unfunded bank loan.

ARS – Argentine Peso

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CV –Convertible Security

EUR – Euro

ETF – Exchange Traded Fund

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GTD – Government

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only – face amount represents notional amount.

IMM – International Monetary Market

JIBOR – Johannesburg Interbank Average Rate

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

MXN – Mexican Peso

OTC – Over the Counter

PLC – Public Limited Company

RB – Revenue Bond

Re-REMIC – Re-securitization of Real Estate Mortgage Investment Conduit

S&P– Standard & Poor’s

Ser – Series

SPX – Standard & Poor’s 500 Index

STD – Student

ULC – Unlimited Liability Company

USD – United States Dollar

@	At June 30, 2017, the tax basis cost of the Fund’s investments was $871,911 ($ Thousands), and the unrealized appreciation and depreciation were $35,447 ($ Thousands) and $(23,096) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$259,271	$2,945	$262,216
Corporate Obligations	–	178,826	4,035	182,861
Loan Participations	–	90,387	15,885	106,272
Mortgage-Backed Securities	–	94,228	7,408	101,636
Common Stock	93,455	45	74	93,574
Sovereign Debt	–	83,637	–	83,637
U.S. Government Agency Obligations	–	22,985	–	22,985
Commercial Paper	–	18,983	–	18,983
U.S. Treasury Obligations	–	4,884	–	4,884
Municipal Bonds	–	2,715	–	2,715
Exchange Traded Fund	2,040	–	–	2,040
Preferred Stock	1,847	–	–	1,847
Convertible Bonds	–	584	15	599
Warrant	–	–	13	13

Total Investments in Securities	$97,342	$756,545	$30,375	$884,262

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,637	$–	$–	$1,637
Written Options	(1,098)	–	–	(1,098)
Futures Contracts *
Unrealized Appreciation	163	–	–	163
Unrealized Depreciation	(234)	–	–	(234)
Forwards Contracts *
Unrealized Appreciation	–	7	–	7
Unrealized Depreciation	–	(384)	–	(384)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	37	–	37
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	163	–	163
Unrealized Depreciation	–	(2)	–	(2)

Total Other Financial Instruments	$(1,404)	$156	$–	$(1,248)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Income Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Corporate Obligations	Loan Participations	Mortgage-Backed Securities	Common Stock	Convertible Bonds	Warrants
Balance as of September 30, 2016	$2,560	$3,447	$8,156	$1,777	$70	$47	$14
Accrued discounts/premiums	-	-	(6)	-		-	-
Realized gain/(loss)	(496)	-	(213)	-	-	-	-
Change in unrealized appreciation/depreciation	450	225	149		17	(32)	(1)
Purchases	-	3,400	581	2,400	(4)	-	-
Sales	(58)	(343)	(2,046)	-	-	-	-
Net transfer into Level 3	2,198	4,592	9,749	13,029	-	-	-
Net transfer out of Level 3	(989)	(166)	-	(1,777)	-	-	-
Ending Balance as of June 30, 2017	$3,665	$11,155	$16,370	$15,429	$83	$15	$13
Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(48)	$223	$(193)	$(670)	$(445)	$(32)	$(1)

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of June 30, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value (in Thousands) at June 30, 2017	Valuation Technique(s)	Range (Weighted Unobservable Input Average)
Asset-Backed Securities	$ 827	Discounted Cash Flow	Credit Spread	330

Corporate Obligations	872	Market Comparables	Credit Spread	358

Loan Participations	–	Market Comparables	Yield Analysis	0.068 - 0.098
	–	Broker Quotes	Broker Quotes	98
	–	Recovery analysis	Recovery rate	1
	–	Yield analysis	Yield	0.078

Total Loan Participations	7,548

Mortgage Related	–	Broker Quotes	Broker Quotes	90.39 - 97.46
	–	Discounted Cash Flow	Credit Spread	260
Total Mortgage Related	8,055

			Perpetuity Growth
Common Stock	83	Weighted Average of Equity Valuations	Equity Value	2,220mm

Convertible Bond	3,163	Broker Quotes	Broker Quotes	92-103.25

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 66.9%
U.S. Treasury Bills**(A)
0.9574, 08/31/2017	$98,740	$98,591
0.872%, 08/10/2017	45,240	45,198
U.S. Treasury Inflation Protected Securities
1.375%, 01/15/2020	44,354	45,970
1.250%, 07/15/2020	52,513	54,744
1.125%, 01/15/2021	20,568	21,357
0.625%, 07/15/2021	103,174	105,738
0.375%, 07/15/2025	3,385	3,360
0.125%, 04/15/2019	54,444	54,469
0.125%, 04/15/2020	83,751	83,880
0.125%, 04/15/2021	23,973	23,936
0.125%, 01/15/2022	32,162	32,114
0.125%, 07/15/2022	19,213	19,189

Total U.S. Treasury Obligations
(Cost $590,924) ($ Thousands)		588,546

	Shares

COMMON STOCK – 28.5%

Consumer Staples – 7.0%
Altria Group	59,119	4,403
Andersons	678	23
Archer-Daniels-Midland	17,064	706
B&G Foods, Cl A	2,578	92
Blue Buffalo Pet Products *	2,700	62
Boston Beer, Cl A *	150	20
Brown-Forman, Cl A	1,828	90
Brown-Forman, Cl B	5,378	261
Bunge	4,250	317
Calavo Growers	450	31
Cal-Maine Foods	650	26
Campbell Soup	5,750	300
Casey’s General Stores	1,378	148
Central Garden & Pet, Cl A *	778	23
Church & Dwight	7,946	412
Clorox	3,999	533
Coca-Cola	116,619	5,230
Coca-Cola Bottling Consolidated	180	41
Colgate-Palmolive	25,497	1,890
Conagra Brands	13,438	481
Constellation Brands, Cl A	4,693	909
Costco Wholesale	12,585	2,013
Coty, Cl A	14,200	266
CVS Health	31,203	2,511
Darling Ingredients *	6,900	109
Dean Foods	4,072	69
Dr Pepper Snapple Group	5,493	500
Edgewell Personal Care *	1,978	150
Energizer Holdings	1,900	91
Estee Lauder, Cl A	6,719	645
Flowers Foods	5,950	103

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fresh Del Monte Produce	1,372	$70
General Mills	18,078	1,002
Hain Celestial Group *	3,578	139
Herbalife *	2,628	187
Hershey	4,319	464
Hormel Foods	8,000	273
HRG Group *	5,278	93
Ingles Markets, Cl A	579	19
Ingredion	2,400	286
J&J Snack Foods	727	96
JM Smucker	3,500	414
Kellogg	7,626	530
Kimberly-Clark	10,612	1,370
Kraft Heinz	17,824	1,526
Kroger	27,943	652
Lamb Weston Holdings	4,650	205
Lancaster Colony	650	80
McCormick	3,573	348
Molson Coors Brewing, Cl B	5,013	433
Mondelez International, Cl A	44,881	1,938
Monster Beverage *	12,212	607
National Beverage, Cl A	533	50
Nu Skin Enterprises, Cl A	1,972	124
PepsiCo	43,015	4,968
Performance Food Group *	1,050	29
Philip Morris International	48,254	5,667
Pilgrim’s Pride *	1,278	28
Pinnacle Foods	3,750	223
Post Holdings *	2,272	176
PriceSmart	900	79
Procter & Gamble	77,817	6,782
Reynolds American	24,477	1,592
Rite Aid *	33,600	99
Sanderson Farms	672	78
Seaboard	7	28
Snyder’s-Lance	3,150	109
SpartanNash	1,822	47
Spectrum Brands Holdings	950	119
Sprouts Farmers Market *	5,028	114
SUPERVALU *	6,528	21
Sysco, Cl A	15,891	800
Tootsie Roll Industries	669	23
TreeHouse Foods *	1,827	149
Tyson Foods, Cl A	8,700	545
United Natural Foods *	1,950	72
Universal	1,022	66
US Foods Holding *	5,727	156
Vector Group	5,100	109
Walgreens Boots Alliance	28,283	2,215
Wal-Mart Stores	44,428	3,362
WD-40	327	36
Weis Markets	400	19

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whole Foods Market	10,185	$429

		61,501

Energy – 7.1%
Anadarko Petroleum, Cl A	24,637	1,117
Antero Resources *	13,200	285
Apache	17,864	856
Archrock	1,950	22
Atwood Oceanics, Cl A *	3,633	30
Baker Hughes	19,517	1,064
C&J Energy Services *	3,400	117
Cabot Oil & Gas	21,704	544
Callon Petroleum *	8,628	92
Carrizo Oil & Gas *	3,200	56
Centennial Resource Development, Cl A *	7,800	123
Cheniere Energy *	9,919	483
Chesapeake Energy *	46,728	232
Chevron	82,648	8,623
Cimarex Energy	4,426	416
Concho Resources *	6,452	784
ConocoPhillips	55,673	2,447
Consol Energy *	10,550	158
Continental Resources, Cl A *	3,727	120
Delek US Holdings	3,778	100
Denbury Resources *	21,572	33
Devon Energy	25,170	805
Diamond Offshore Drilling *	3,172	34
Diamondback Energy, Cl A *	3,893	346
Dril-Quip *	1,600	78
Energen *	4,021	198
Ensco, Cl A	14,778	76
EOG Resources	24,590	2,226
EQT	7,999	469
Exterran *	877	23
Extraction Oil & Gas *	8,777	118
ExxonMobil	189,052	15,262
Fairmount Santrol Holdings *	2,650	10
Forum Energy Technologies *	4,587	72
GasLog	6,772	103
Golar LNG	5,428	121
Green Plains	1,100	23
Gulfport Energy *	8,078	119
Halliburton	38,768	1,656
Helix Energy Solutions Group *	3,778	21
Helmerich & Payne	4,128	224
Hess	14,078	618
HollyFrontier	6,928	190
Kinder Morgan	89,855	1,722
Kosmos Energy *	12,600	81
Laredo Petroleum *	7,428	78
Marathon Oil	41,861	496
Marathon Petroleum	23,517	1,231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matador Resources *	4,800	$103
McDermott International *	14,050	101
Murphy Oil	7,250	186
Nabors Industries	12,850	105
National Oilwell Varco, Cl A	18,078	595
Newfield Exploration *	8,650	246
Newpark Resources, Cl A *	6,466	48
Noble	13,500	49
Noble Energy	20,738	587
Nordic American Tankers	3,628	23
Oasis Petroleum *	10,300	83
Occidental Petroleum	35,089	2,101
Oceaneering International, Cl A	4,928	113
Oil States International *	2,528	69
Oneok	9,812	512
Par Petroleum *	4,319	78
Parsley Energy, Cl A *	9,713	270
Patterson-UTI Energy	6,528	132
PBF Energy, Cl A	5,350	119
PDC Energy, Cl A *	2,450	106
PHI *	2,211	22
Phillips 66	19,897	1,645
Pioneer Natural Resources	7,466	1,191
Prothena *	476	26
QEP Resources *	12,200	123
Range Resources	8,628	200
REX American Resources *	747	72
Rice Energy *	7,278	194
Ring Energy *	4,090	53
Rowan, Cl A *	5,700	58
RPC	1,328	27
RSP Permian *	4,372	141
Sanchez Energy *	6,466	46
Schlumberger, Cl A	62,459	4,112
Scorpio Tankers	11,440	45
SEACOR Holdings, Cl A *	500	17
SEACOR Marine Holdings *	502	10
SemGroup, Cl A	3,400	92
Ship Finance International	6,826	93
SM Energy	4,628	76
Southwestern Energy *	21,750	132
SRC Energy *	10,800	73
Superior Energy Services *	8,578	89
Targa Resources	8,799	398
Tesoro	6,948	650
Transocean *	14,650	121
Ultra Petroleum *	13,900	151
Unit *	3,647	68
US Silica Holdings	3,378	120
Valero Energy	20,744	1,399
Weatherford International *	43,950	170
Whiting Petroleum *	25,450	140

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams	35,142	$1,064
World Fuel Services	3,228	124
WPX Energy *	17,950	173

		62,843

Financials – 0.0%
HFF, Cl A	900	31

Health Care – 5.8%
Abbott Laboratories	25,117	1,221
AbbVie	24,104	1,748
ABIOMED *	777	111
Acadia Healthcare, Cl A *	700	35
ACADIA Pharmaceuticals *	1,000	28
Aetna, Cl A	4,959	753
Agilent Technologies	5,493	326
Agios Pharmaceuticals *	1,500	77
Akorn *	1,228	41
Alere *	877	44
Alexion Pharmaceuticals *	3,216	391
Align Technology *	1,067	160
Alkermes *	2,750	159
Allergan	5,295	1,287
Allscripts Healthcare Solutions *	2,178	28
Alnylam Pharmaceuticals *	1,286	103
AmerisourceBergen, Cl A	2,628	248
Amgen, Cl A	11,252	1,938
AMN Healthcare Services *	600	23
Anthem	3,786	712
athenahealth *	853	120
Baxter International	7,572	458
Becton Dickinson	2,986	583
Biogen *	3,226	875
BioMarin Pharmaceuticals *	2,829	257
Bio-Rad Laboratories, Cl A *	533	121
Bio-Techne	550	65
Bioverativ *	2,378	143
Bluebird Bio *	627	66
Boston Scientific *	19,517	541
Bristol-Myers Squibb	26,023	1,450
Brookdale Senior Living, Cl A *	1,977	29
Bruker BioSciences	1,100	32
C.R. Bard	1,067	337
Cambrex *	450	27
Cantel Medical	400	31
Cardinal Health	5,119	399
Catalent *	1,100	39
Celgene, Cl A *	11,305	1,468
Centene *	2,800	224
Cerner *	4,678	311
Charles River Laboratories International *	853	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chemed	480	$98
Cigna	3,800	636
Clovis Oncology *	450	42
Cooper, Cl A	900	215
DaVita HealthCare Partners *	3,077	199
DENTSPLY SIRONA	3,800	246
DexCom *	1,500	110
Edwards Lifesciences, Cl A *	3,306	391
Eli Lilly	14,398	1,185
Endo International *	3,700	41
Envision Healthcare *	2,178	136
Exact Sciences *	1,378	49
Exelixis *	4,400	108
Express Scripts Holding *	8,746	558
FibroGen *	1,386	45
Gilead Sciences	19,731	1,397
Globus Medical, Cl A *	900	30
Haemonetics *	728	29
Halyard Health *	2,666	105
HCA Healthcare *	4,693	409
HealthEquity *	600	30
HealthSouth	1,078	52
Henry Schein *	1,493	273
Hill-Rom Holdings	1,478	118
HMS Holdings *	1,378	25
Hologic *	4,950	225
Horizon Pharma *	1,828	22
Humana	2,350	565
ICU Medical *	533	92
Idexx Laboratories *	1,578	255
Illumina *	2,150	373
INC Research Holdings, Cl A *	1,273	74
Incyte *	2,700	340
Insulet *	678	35
Integra LifeSciences Holdings *	728	40
Intercept Pharmaceuticals *	278	34
Intuitive Surgical *	618	578
Ionis Pharmaceuticals *	2,228	113
Ironwood Pharmaceuticals, Cl A *	1,628	31
Johnson & Johnson	40,321	5,334
Juno Therapeutics *	2,487	74
Kite Pharma *	600	62
Laboratory Corp of America Holdings *	1,706	263
LifePoint Health *	500	34
Ligand Pharmaceuticals *	278	34
Magellan Health *	822	60
Mallinckrodt *	1,950	87
Masimo *	1,000	91
McKesson	3,146	518
Medicines *	850	32
Medidata Solutions *	629	49
MEDNAX *	2,127	128

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medtronic	19,791	$1,756
Merck	40,688	2,608
Mettler Toledo International *	440	259
Molina Healthcare *	1,440	100
Mylan *	7,150	278
Nektar Therapeutics, Cl A *	2,000	39
Neogen, Cl B *	427	29
Neurocrine Biosciences *	1,128	52
Nevro *	278	21
NuVasive *	1,300	100
NxStage Medical *	900	23
Omnicell *	650	28
Opko Health *	3,450	23
Owens & Minor	850	27
Pacira Pharmaceuticals *	1,760	84
Parexel International *	476	41
Patterson	2,077	97
Penumbra *	350	31
PerkinElmer	1,927	131
Perrigo	2,450	185
Pfizer	88,042	2,957
Portola Pharmaceuticals, Cl A *	1,437	81
Premier, Cl A *	828	30
Prestige Brands Holdings, Cl A *	600	32
Puma Biotechnology *	520	45
QIAGEN	4,753	159
Quest Diagnostics	2,506	279
Quintiles Transnational *	2,332	209
Regeneron Pharmaceuticals *	1,171	575
Repligen *	2,986	124
ResMed	2,628	205
Sage Therapeutics *	427	34
Sarepta Therapeutics *	1,437	48
Seattle Genetics *	1,927	100
Stryker	4,746	659
Teleflex	800	166
TESARO *	600	84
Theravance Biopharma *	1,382	55
Thermo Fisher Scientific	5,866	1,023
Ultragenyx Pharmaceutical *	476	30
United Therapeutics *	822	107
UnitedHealth Group	13,438	2,492
Universal Health Services, Cl B	1,478	180
Varian Medical Systems *	1,728	178
VCA *	1,278	118
Veeva Systems, Cl A *	2,077	127
Vertex Pharmaceuticals *	3,626	467
VWR *	927	31
Waters *	1,173	216
WellCare Health Plans *	822	148
West Pharmaceutical Services	1,478	140
Wright Medical Group *	1,477	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zimmer Biomet Holdings	2,977	$382
Zoetis, Cl A	6,666	416

		51,015

Industrials – 0.1%
Danaher, Cl A	9,119	770

Information Technology – 2.7%
Accenture, Cl A	4,586	567
ACI Worldwide *	1,278	29
Activision Blizzard	6,299	363
Adobe Systems *	3,733	528
Akamai Technologies *	1,600	80
Alliance Data Systems	578	148
Alphabet, Cl A *	2,213	2,057
Alphabet, Cl C *	2,242	2,037
Amdocs	2,720	175
Ansys *	1,076	131
Aspen Technology *	476	26
Autodesk, Cl A *	1,600	161
Automatic Data Processing	3,800	389
Blackbaud, Cl A	960	82
Booz Allen Hamilton Holding, Cl A	700	23
Broadridge Financial Solutions	1,400	106
CA	2,878	99
Cadence Design Systems *	3,700	124
CDK Global	1,900	118
Citrix Systems *	1,500	119
Cognizant Technology Solutions, Cl A	5,013	333
Conduent *	6,644	106
CoreLogic *	678	29
CoStar Group *	229	60
CSRA	877	28
Dell Technologies - VMware, Cl V *	476	29
DST Systems	400	25
DXC Technology	2,133	164
eBay *	8,478	296
Electronic Arts *	2,478	262
Ellie Mae *	300	33
EPAM Systems *	350	30
Euronet Worldwide *	327	29
Facebook, Cl A *	17,711	2,674
Fair Isaac	200	28
Fidelity National Information Services, Cl B	2,927	250
First Data, Cl A *	2,150	39
Fiserv, Cl A *	1,950	239
FleetCor Technologies *	827	119
Fortinet *	850	32
Gartner *	900	111
Genpact	1,050	29
Global Payments	1,600	145

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guidewire Software, Cl Z *	500	$34
IAC *	400	41
International Business Machines	6,452	993
Intuit	1,779	236
j2 Global	327	28
Jack Henry & Associates	1,150	120
Leidos Holdings	1,300	67
LogMeIn	327	34
Manhattan Associates *	500	24
MasterCard, Cl A	7,626	926
MAXIMUS	427	27
Microsoft	56,419	3,889
Nuance Communications *	1,500	26
Oracle, Cl B	22,077	1,107
Paychex	3,078	175
PayPal Holdings *	8,426	452
Proofpoint *	350	30
PTC *	600	33
Red Hat *	1,750	168
Sabre	1,228	27
salesforce.com *	4,906	425
ServiceNow *	1,161	123
Splunk *	1,628	93
SS&C Technologies Holdings	2,560	98
Symantec, Cl A	5,850	165
Synopsys *	1,800	131
Take-Two Interactive Software, Cl A *	500	37
Teradata *	828	25
Total System Services	1,800	105
Twitter *	6,150	110
Tyler Technologies *	229	40
Ultimate Software Group *	150	32
Vantiv, Cl A *	1,678	106
VeriSign *	1,076	100
Visa, Cl A	14,985	1,405
VMware, Cl A *	900	79
Western Union	4,900	93
WEX *	200	21
Workday, Cl A *	1,250	121
Zillow Group, Cl C *	700	34

		24,232

Real Estate – 3.0%
Acadia Realty Trust ‡	2,978	83
Agree Realty ‡	579	27
Alexander & Baldwin ‡	1,928	80
Alexander’s ‡	57	24
Alexandria Real Estate Equities ‡	1,850	223
American Assets Trust ‡	1,850	73
American Campus Communities ‡	3,450	163
American Homes 4 Rent, Cl A ‡	3,924	89
American Tower, Cl A ‡	10,185	1,348

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A ‡	4,000	$172
Apple Hospitality ‡	4,450	83
AvalonBay Communities ‡	3,146	605
Boston Properties ‡	3,466	426
Brandywine Realty Trust ‡	6,478	114
Brixmor Property Group ‡	5,078	91
Camden Property Trust ‡	1,777	152
Care Capital Properties ‡	3,278	88
CareTrust ‡	1,650	31
CBL & Associates Properties ‡	2,650	22
CBRE Group, Cl A * ‡	6,650	242
Chesapeake Lodging Trust ‡	1,050	26
Colony NorthStar, Cl A ‡	15,750	222
Colony Starwood Homes ‡	1,228	42
Columbia Property Trust ‡	4,550	102
CoreCivic ‡	3,200	88
CoreSite Realty ‡	1,050	109
Corporate Office Properties Trust ‡	2,828	99
Cousins Properties, Cl A ‡	11,800	104
Crown Castle International ‡	8,586	860
CubeSmart ‡	5,250	126
CyrusOne ‡	2,478	138
DCT Industrial Trust ‡	2,778	148
DDR ‡	10,028	91
DiamondRock Hospitality ‡	7,178	79
Digital Realty Trust, Cl A ‡	3,893	440
Douglas Emmett ‡	3,678	141
Duke Realty ‡	9,050	253
DuPont Fabros Technology ‡	2,200	135
EastGroup Properties ‡	1,076	90
Education Realty Trust ‡	2,600	101
Empire State Realty Trust, Cl A ‡	4,528	94
EPR Properties, Cl A ‡	1,578	113
Equinix ‡	1,813	778
Equity Commonwealth *‡	3,150	100
Equity LifeStyle Properties ‡	1,950	168
Equity Residential ‡	8,106	534
Essex Property Trust ‡	1,546	398
Extra Space Storage ‡	2,978	232
Federal Realty Investment Trust ‡	1,546	195
FelCor Lodging Trust ‡	3,678	27
First Industrial Realty Trust ‡	3,778	108
Forest City Realty Trust, Cl A ‡	6,450	156
Four Corners Property Trust ‡	1,178	30
Franklin Street Properties ‡	3,050	34
Gaming and Leisure Properties ‡	5,622	212
GEO Group ‡	2,958	87
GGP ‡	13,578	320
Global Net Lease ‡	1,542	34
Government Properties Income Trust, Cl A ‡	1,578	29
Gramercy Property Trust ‡	5,100	152
HCP ‡	11,145	356

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthcare Realty Trust ‡	3,850	$131
Healthcare Trust of America, Cl A ‡	4,400	137
Hersha Hospitality Trust, Cl A ‡	1,328	25
Highwoods Properties ‡	2,950	150
Hospitality Properties Trust ‡	4,200	122
Host Hotels & Resorts ‡	17,598	321
Howard Hughes * ‡	1,200	147
Hudson Pacific Properties ‡	3,878	133
Invitation Homes ‡	5,546	120
Iron Mountain ‡	6,628	228
iStar * ‡	2,150	26
Jones Lang LaSalle ‡	979	122
Kennedy-Wilson Holdings ‡	2,745	52
Kilroy Realty	2,428	182
Kimco Realty ‡	9,900	182
Kite Realty Group Trust ‡	1,828	35
Lamar Advertising, Cl A ‡	2,100	154
LaSalle Hotel Properties ‡	2,900	86
Lexington Realty Trust ‡	9,300	92
Liberty Property Trust ‡	3,927	160
Life Storage ‡	1,300	96
LTC Properties ‡	1,579	81
Macerich ‡	3,300	192
Mack-Cali Realty ‡	3,278	89
Medical Properties Trust ‡	8,278	107
Mid-America Apartment Communities ‡	2,800	295
Monmouth Real Estate Investment, Cl A ‡	2,573	39
Monogram Residential Trust ‡	18,184	177
National Health Investors ‡	1,150	91
National Retail Properties ‡	3,500	137
National Storage Affiliates Trust ‡	1,128	26
New Senior Investment Group ‡	4,478	45
Omega Healthcare Investors ‡	4,800	158
Outfront Media ‡	3,922	91
Paramount Group ‡	7,078	113
Park Hotels & Resorts	4,200	113
Parkway ‡	1,278	29
Pebblebrook Hotel Trust ‡	1,128	36
Pennsylvania ‡	1,600	18
Physicians Realty Trust ‡	5,878	118
Piedmont Office Realty Trust, Cl A ‡	4,177	88
Potlatch ‡	1,850	85
ProLogis ‡	12,585	738
PS Business Parks ‡	522	69
Public Storage ‡	3,402	709
QTS Realty Trust, Cl A ‡	1,878	98
Quality Care Properties * ‡	1,378	25
Ramco-Gershenson Properties ‡	1,977	25
Rayonier ‡	3,628	104
RE/MAX Holdings, Cl A ‡	500	28
Realogy Holdings ‡	4,377	142
Realty Income ‡	6,400	353

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regency Centers ‡	3,637	$228
Retail Opportunity Investments ‡	5,100	98
Retail Properties of America, Cl A ‡	8,478	104
Rexford Industrial Realty ‡	1,328	36
RLJ Lodging Trust ‡	3,750	74
Ryman Hospitality Properties ‡	1,072	69
Sabra Health Care ‡	1,000	24
Saul Centers ‡	1,866	108
SBA Communications, Cl A * ‡	3,040	410
Select Income ‡	3,100	74
Senior Housing Properties Trust ‡	7,078	145
Seritage Growth Properties ‡	550	23
Simon Property Group ‡	7,839	1,268
SL Green Realty ‡	2,378	252
Spirit Realty Capital ‡	14,800	110
St. Joe *	4,159	78
STAG Industrial ‡	1,778	49
STORE Capital	4,800	108
Summit Hotel Properties ‡	1,600	30
Sun Communities ‡	1,977	173
Sunstone Hotel Investors ‡	6,328	102
Tanger Factory Outlet Centers ‡	2,778	72
Taubman Centers ‡	1,800	107
Terreno Realty	1,178	40
Tier ‡	1,628	30
UDR ‡	6,428	250
Uniti Group ‡	4,728	119
Universal Health Realty Income Trust ‡	400	32
Urban Edge Properties ‡	3,178	75
Ventas ‡	7,892	548
VEREIT ‡	21,500	175
Vornado Realty Trust ‡	4,000	376
Washington ‡	2,728	87
Washington Prime Group ‡	3,400	28
Weingarten Realty Investors ‡	2,977	90
Welltower ‡	8,692	651
Weyerhaeuser ‡	20,371	682
WP Carey ‡	2,950	195
Xenia Hotels & Resorts ‡	4,200	81

		26,008

Telecommunication Services – 1.4%
AT&T	153,207	5,781
CenturyTel	14,132	338
Cogent Communications Holdings	700	28
Consolidated Communications Holdings	3,466	74
Frontier Communications	39,628	46
Iridium Communications *	5,813	64
Level 3 Communications *	6,428	381
Shenandoah Telecommunications	900	28
Sprint *	19,128	157
Straight Path Communications *	387	70

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telephone & Data Systems	3,450	$96
T-Mobile US *	6,650	403
US Cellular *	678	26
Verizon Communications	102,367	4,572
Vonage Holdings *	4,200	27
Windstream Holdings	10,619	41
Zayo Group Holdings *	4,378	135

		12,267

Utilities – 1.4%
AES	12,850	143
ALLETE	1,450	104
Alliant Energy	3,878	156
Ameren	3,627	198
American Electric Power	6,932	482
American Water Works	2,600	203
Aqua America	3,300	110
Atmos Energy	1,528	127
Avista	700	30
Black Hills, Cl A	1,400	94
Calpine *	8,350	113
Centerpoint Energy	7,778	213
CMS Energy	4,228	196
Connecticut Water Service	1,100	61
Consolidated Edison	4,373	353
Dominion Resources	9,385	719
DTE Energy	2,600	275
Duke Energy	9,705	811
Edison International	4,533	354
El Paso Electric, Cl A	600	31
Entergy	2,750	211
Eversource Energy	4,750	288
Exelon	12,212	440
FirstEnergy	7,527	220
Great Plains Energy	4,000	117
Hawaiian Electric Industries	2,728	88
Idacorp, Cl A	1,100	94
MDU Resources Group	4,250	111
MGE Energy	400	26
National Fuel Gas	1,600	89
New Jersey Resources	2,150	85
NextEra Energy	6,666	934
NiSource	5,722	145
NorthWestern	1,529	93
NRG Energy	4,532	78
NRG Yield, Cl C	6,400	113
OGE Energy	3,878	135
ONE Gas	1,300	91
Ormat Technologies	500	29
Otter Tail	650	26
Pattern Energy Group, Cl A	1,550	37
PG&E	6,346	421

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle West Capital		1,650	$141
PNM Resources		2,400	92
Portland General Electric		2,250	103
PPL		9,759	377
Public Service Enterprise Group		7,100	305
SCANA		1,900	127
Sempra Energy		3,878	437
South Jersey Industries, Cl A		927	32
Southern		14,291	684
Southwest Gas Holdings		1,076	79
Spire		1,300	91
UGI		2,827	137
Unitil		1,400	68
Vectren		1,828	107
WEC Energy Group		4,853	298
Westar Energy, Cl A		2,500	133
WGL Holdings		1,076	90
Xcel Energy		7,412	340

			12,285

Total Common Stock
(Cost $244,692) ($ Thousands)			250,952

	Face Amount
	(Thousands)

CORPORATE OBLIGATIONS – 7.4%
Consumer Discretionary – 0.7%
Adient Global Holdings
4.875%, 08/15/2026 (B)		$238	239
CBS
3.500%, 01/15/2025		835	846
Cox Communications
2.950%, 06/30/2023 (B)		240	234
CSC Holdings
6.750%, 11/15/2021		160	177
Ford Motor Credit
5.875%, 08/02/2021		695	775
General Motors
3.500%, 10/02/2018		465	473
Hanesbrands
4.625%, 05/15/2024 (B)		338	343
International Game Technology
6.250%, 02/15/2022 (B)		560	612
KB Home
4.750%, 05/15/2019		382	393
SFR Group
5.375%, 05/15/2022 (B)	EUR	235	280
Time Warner Cable
4.500%, 09/15/2042		$330	314
Viacom
4.375%, 03/15/2043		569	506

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.250%, 02/15/2022	$200	$188
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	223	228

		5,608

Consumer Staples – 0.4%
Bunge Finance
8.500%, 06/15/2019	9	10
Grupo Bimbo
3.875%, 06/27/2024 (B)	703	723
Lamb Weston Holdings (B)
4.875%, 11/01/2026	112	116
4.625%, 11/01/2024	113	117
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (B)	650	660
Minerva Luxembourg
6.500%, 09/20/2026 (B)	286	279
Sigma Alimentos
4.125%, 05/02/2026 (B)	710	721
Tyson Foods
3.950%, 08/15/2024	715	748
2.650%, 08/15/2019	219	222
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)	660	46

		3,642

Energy – 1.1%
Cenovus Energy
5.700%, 10/15/2019	261	275
3.000%, 08/15/2022	52	50
Diamond Offshore Drilling
4.875%, 11/01/2043	370	240
Ecopetrol
5.875%, 05/28/2045	309	284
Energy Transfer
5.200%, 02/01/2022	465	500
Enterprise Products Operating
5.200%, 09/01/2020	340	369
3.700%, 02/15/2026	730	744
Hess
4.300%, 04/01/2027	966	944
Marathon Petroleum
5.125%, 03/01/2021	196	212
Nabors Industries
5.500%, 01/15/2023 (B)	885	839
Noble Energy
8.250%, 03/01/2019	153	168
4.150%, 12/15/2021	475	500
3.900%, 11/15/2024	606	623
Petrobras Global Finance BV
6.125%, 01/17/2022	513	529

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos MTN
4.625%, 09/21/2023		$1,126	$1,140
Plains All American Pipeline
3.600%, 11/01/2024		902	877
Regency Energy Partners
4.500%, 11/01/2023		114	118
Sabine Pass Liquefaction
5.000%, 03/15/2027		720	766
SM Energy
6.500%, 01/01/2023		43	41
Ultrapar International
5.250%, 10/06/2026 (B)		562	561
Williams Partners
3.900%, 01/15/2025		217	219

			9,999

Financials – 2.4%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		269	284
Banco Santander
3.500%, 04/11/2022		600	614
Bank of America
6.500%, 12/31/2049 (C)		292	325
Bank of America MTN
3.824%, 01/20/2028 (C)		1,120	1,139
Barclays Bank
6.860%, 09/29/2049 (B)(C)		131	153
3.684%, 01/10/2023		695	713
3.650%, 03/16/2025		330	328
Barclays Bank MTN
6.625%, 03/30/2022	EUR	103	145
BNP Paribas MTN
2.250%, 01/11/2027		434	500
Citigroup
3.875%, 03/26/2025		$905	911
Compass Bank
2.875%, 06/29/2022		905	901
Cooperatieve Rabobank UA
4.375%, 08/04/2025		657	689
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023		530	546
3.750%, 03/26/2025		570	576
Goldman Sachs Group
2.350%, 11/15/2021		847	836
Goldman Sachs Group MTN
2.800%, 11/29/2023 (C)		900	929
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		546	554
3.928%, 09/15/2026	EUR	160	193
JPMorgan Chase
3.782%, 02/01/2028 (C)		$590	603

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase MTN
2.295%, 08/15/2021		$551	$548
Lincoln National
4.200%, 03/15/2022		355	378
Lloyds Banking Group
4.650%, 03/24/2026		543	566
MetLife
5.700%, 06/15/2035		80	99
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)		275	291
Nationwide Financial Services
5.375%, 03/25/2021 (B)		470	515
Navient
6.625%, 07/26/2021		770	829
Navient MTN
7.250%, 01/25/2022		52	57
Royal Bank of Scotland Group (C)
8.625%, 12/31/2049		825	899
7.640%, 09/29/2017		100	96
Santander Issuances
5.179%, 11/19/2025		400	429
Santander Issuances MTN
3.250%, 04/04/2026	EUR	300	365
Santander UK
5.000%, 11/07/2023 (B)		$700	750
Standard Chartered (C)
7.750%, 12/29/2049 (B)		200	215
7.500%, 12/29/2049		412	441
2.680%, 01/30/2049 (B)		400	340
Sumitomo Mitsui Banking
1.966%, 01/11/2019		357	357
Trust F
5.250%, 01/30/2026 (B)		705	734
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)		689	722
US Bancorp
5.300%, 12/29/2049 (C)		474	505
Wells Fargo
3.069%, 01/24/2023		881	893
XLIT
3.250%, 06/29/2047 (C)	EUR	240	271

			21,239

Health Care – 0.3%
Laboratory Corp of America Holdings
3.600%, 02/01/2025		$385	391
Mylan
3.950%, 06/15/2026		270	273
Teva Pharmaceutical Finance Netherlands
III BV
3.150%, 10/01/2026		674	640
2.800%, 07/21/2023		1,016	988

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)	$600	$508

		2,800

Industrials – 0.5%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	670	686
Alfa
5.250%, 03/25/2024 (B)	660	710
Allison Transmission
5.000%, 10/01/2024 (B)	286	293
Avis Budget Car Rental
5.250%, 03/15/2025 (B)	467	440
Embraer Netherlands Finance BV
5.400%, 02/01/2027	670	700
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	360	389
General Electric
5.000%, 12/29/2049 (C)	300	318
Odebrecht Finance
7.125%, 06/26/2042 (B)	844	340

		3,876

Information Technology – 0.4%
Broadcom (B)
3.875%, 01/15/2027	486	499
3.625%, 01/15/2024	226	231
Fidelity National Information Services
5.000%, 10/15/2025	3	4
Lam Research
2.800%, 06/15/2021	640	649
Seagate HDD Cayman
4.750%, 01/01/2025	427	430
SPCM
4.875%, 09/15/2025 (B)	374	382
Western Digital
7.375%, 04/01/2023 (B)	762	837

		3,032

Materials – 0.3%
Anglo American Capital
3.750%, 04/10/2022 (B)	200	201
Dow Chemical
4.250%, 11/15/2020	131	139
Eastman Chemical
3.800%, 03/15/2025	318	327
Minsur
6.250%, 02/07/2024 (B)	168	179
NOVA Chemicals
5.250%, 08/01/2023 (B)	420	432
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	408	404

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vale Overseas
6.875%, 11/21/2036		$670	$719
Yamana
4.950%, 07/15/2024		462	467

			2,868

Real Estate – 0.2%
Healthcare Realty Trust
5.750%, 01/15/2021		285	312
Host Hotels & Resorts
3.750%, 10/15/2023		16	16
SBA Tower Trust
3.156%, 10/15/2020 (B)		950	969
Welltower
4.000%, 06/01/2025		550	569

			1,866

Telecommunication Services – 1.0%
AT&T
4.125%, 02/17/2026		574	589
3.800%, 03/15/2022		262	271
3.400%, 05/15/2025		2,045	2,010
3.000%, 02/15/2022		465	467
CenturyLink
7.500%, 04/01/2024		364	399
MTN Mauritius Investments
5.373%, 02/13/2022 (B)		561	577
Rogers Communications
4.000%, 06/06/2022	CAD	60	50
Sprint Capital
6.900%, 05/01/2019		$1,485	1,585
Sprint Spectrum
3.360%, 09/20/2021 (B)		609	614
Verizon Communications
5.500%, 03/16/2047		245	268
3.500%, 11/01/2024		675	681
2.625%, 08/15/2026		731	672
Wind Acquisition Finance
4.750%, 07/15/2020 (B)		535	541

			8,724

Utilities – 0.1%
CMS Energy
5.050%, 03/15/2022		185	203
Exelon
5.150%, 12/01/2020		70	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Israel Electric
5.000%, 11/12/2024 (B)	$792	$851

		1,130

Total Corporate Obligations (Cost $63,864) ($ Thousands)		64,784

MORTGAGE-BACKED SECURITIES – 4.8%

Agency Mortgage-Backed Obligations – 0.1%
FNMA CMO, Ser 2011-131, Cl ST, IO
5.324%, 12/25/2041 (C)	1,674	366
FNMA CMO, Ser 2016-77, Cl DS, IO
4.784%, 10/25/2046 (C)	3,222	658

		1,024

Non-Agency Mortgage-Backed Obligations – 4.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	122	116
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	287	263
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	188	182
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	484	400
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	339	297
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	219	170
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	277	251
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	262	265
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	7	7
Bellemeade Re II, Ser 2016-1A, Cl M2B
7.524%, 04/25/2026 (B)(C)	487	485
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (B)	1,180	1,195
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl C
5.122%, 11/15/2021 (B)(C)	340	333
CGRBS Commercial Mortgage Trust, Ser 2013- VN05, Cl A
3.187%, 03/13/2035 (B)	915	946
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	168	153

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	$270	$228
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	137	117
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.456%, 04/10/2046 (B)(C)	343	318
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	984
Commercial Mortgage Loan Trust, Ser 2008- LS1, Cl A1A
6.109%, 12/10/2049 (C)	1,249	1,255
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	296	292
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl D
5.367%, 10/15/2018	268	269
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	592	485
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.406%, 12/25/2036 (C)	608	368
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.216%, 08/25/2024 (C)	1,165	1,266
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.766%, 10/25/2024 (C)	248	273
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.324%, 10/25/2027 (C)	280	310
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
3.224%, 03/25/2025 (C)	316	320
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.016%, 05/25/2028 (C)	414	428
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	272	224
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
2.224%, 07/25/2024 (C)	58	58
FNMA Connecticut Avenue Securities, Ser 2014- C04, Cl 2M2
6.024%, 11/25/2024 (C)	228	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.324%, 02/25/2025 (C)	$457	$497
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.024%, 05/25/2025 (C)	841	909
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.024%, 05/25/2025 (C)	578	616
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.024%, 07/25/2025 (C)	983	1,096
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.024%, 07/25/2025 (C)	1,129	1,248
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.574%, 04/25/2028 (C)	980	1,101
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (C)	312	355
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.974%, 08/25/2028 (C)	731	878
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.774%, 08/25/2028 (C)	978	1,183
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.024%, 09/25/2028 (C)	814	953
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.924%, 10/25/2028 (C)	1,025	1,194
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	759	769
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.945%, 01/10/2047 (B)(C)	955	814
H/2 Asset Funding, Ser 2015-1A
2.630%, 06/24/2049	523	520
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.466%, 03/25/2035 (C)	228	200
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.087%, 09/15/2047 (C)	20,409	1,028
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (C)	849	817
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(C)	252	252

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	$329	$328
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.751%, 02/12/2049 (C)	44	44
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.058%, 02/15/2051 (C)	228	231
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	572	599
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.689%, 07/15/2036 (B)(C)	1,283	1,291
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	231	202
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (C)	356	310
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	403	403
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B)(C)	942	947
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.458%, 03/10/2049 (B)	971	948
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	571	571
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	545	545
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.939%, 08/15/2026 (B)(C)	239	239
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.939%, 11/15/2026 (B)(C)	270	268
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	816	700
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.004%, 05/26/2037 (B)(C)	737	600
Resource Capital, Ser 2014-CRE2, Cl A
2.222%, 04/15/2032 (B)(C)	55	55
Starwood Retail Property Trust, Ser 2014, Cl A
2.209%, 11/15/2027 (B)(C)	1,818	1,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	$596	$601
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (C)	30	30
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	508
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.470%, 09/15/2048 (C)	794	766
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.310%, 11/15/2049 (C)	925	923
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.274%, 11/25/2025 (B)(C)	612	666
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.524%, 11/25/2025 (B)(C)	162	185
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	137	136
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	490	505

		41,346

Total Mortgage-Backed Securities (Cost $41,280) ($ Thousands)		42,370

ASSET-BACKED SECURITIES – 3.0%

Automotive – 1.8%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	378	378
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	435	436
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	594	600
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	646	650
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	516	515

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	$277	$277
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	150	150
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)	1,380	1,381
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	150	150
CPS Auto Recievables Trust, Ser 2017-A, Cl A
1.680%, 08/17/2020 (B)	545	543
Drive Auto Receivables Trust, Ser 2016-CA, Cl A3
1.670%, 11/15/2019 (B)	443	443
Drive Auto Receivables Trust, Ser 2017-BA, Cl A1
1.200%, 04/16/2018 (B)	601	601
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	275	275
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	440	469
Exeter Automobile Receivables Trust, Ser 2016- 3A, Cl A
1.840%, 11/16/2020 (B)	354	353
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)	721	721
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (B)	599	597
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	545	589
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (B)	900	898
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	450	453
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	113	113
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	675	671
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	491	492
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	700	697
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	579	574
Hertz Vehicle Financing, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	974	971

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (B)	$1,095	$1,100
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	437	436
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (B)	21	21

		15,554

Credit Cards – 0.2%
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	403
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	385
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.469%, 02/15/2022 (C)	571	572

		1,360

Other Asset-Backed Securities – 1.0%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,079
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)	206	209
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	673	674
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (B)	16	16
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	496	496
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	986	988
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	823	823
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	238	238
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	416	417
SoFi Consumer Loan Program, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (B)	465	469
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)	614	619

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)		$628	$626
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
1.562%, 07/22/2019 (B)(C)		500	500
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)		651	652
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
1.390%, 07/20/2019 (C)		579	579
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.510%, 01/20/2020 (C)		856	857

			9,242

Total Asset-Backed Securities (Cost $26,052) ($ Thousands)			26,156

SOVEREIGN DEBT – 2.0%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	9,690	2,919
10.000%, 01/01/2027		6,200	1,807
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$291	297
Japan Government CPI Linked
0.100%, 03/10/2027	JPY	469,359	4,388
Japan Treasury Discount Bill
-0.355%, 12/11/2017 (A)(D)		770,000	6,856
Qatar Government International Bond
2.375%, 06/02/2021 (B)		$1,027	1,002

Total Sovereign Debt (Cost $17,112) ($ Thousands)			17,269

Total Investments – 112.6% (Cost $983,924) ($ Thousands) @			$990,077

	Shares

COMMON STOCK SOLD SHORT – (12.9)%

Consumer Discretionary – (8.7)%
Adient		(7,146)	$(467)
Adtalem Global Education		(1,547)	(59)
Advance Auto Parts		(1,129)	(132)
Amazon.com, Cl A *		(6,025)	(5,832)
American Axle & Manufacturing Holdings *		(7,300)	(114)
American Eagle Outfitters		(1,728)	(21)
American Outdoor Brands *		(4,300)	(95)
Aramark		(7,548)	(309)
Autonation *		(629)	(27)
Autozone *		(498)	(284)
Bed Bath & Beyond		(2,978)	(91)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Belmond, Cl A *	(1,878)	$(25)
Best Buy	(4,378)	(251)
Big Lots	(500)	(24)
Bloomin’ Brands	(3,680)	(78)
Bob Evans Farms	(450)	(32)
BorgWarner	(17,224)	(730)
Boyd Gaming	(4,100)	(102)
Bright Horizons Family Solutions *	(1,977)	(153)
Brinker International	(2,177)	(83)
Brunswick	(5,028)	(315)
Buffalo Wild Wings *	(677)	(86)
Burlington Stores *	(1,129)	(104)
Cabela’s *	(550)	(33)
CalAtlantic Group	(4,778)	(169)
Callaway Golf	(6,133)	(78)
CarMax *	(3,122)	(197)
Carnival	(13,865)	(909)
Carter’s	(2,950)	(262)
Cavco Industries *	(200)	(26)
Cheesecake Factory	(1,900)	(96)
Chipotle Mexican Grill, Cl A *	(949)	(395)
Choice Hotels International	(1,450)	(93)
Churchill Downs	(600)	(110)
ClubCorp Holdings	(1,872)	(25)
Coach	(15,251)	(722)
Columbia Sportswear	(1,827)	(106)
Cooper Tire & Rubber	(5,250)	(190)
Cooper-Standard Holdings *	(1,350)	(136)
Cracker Barrel Old Country Store	(827)	(138)
Dana	(11,700)	(261)
Darden Restaurants	(3,786)	(342)
Dave & Buster’s Entertainment *	(1,600)	(106)
Deckers Outdoor *	(1,977)	(135)
Delphi Automotive	(22,170)	(1,943)
Dick’s Sporting Goods	(829)	(33)
Dollar General	(3,890)	(280)
Dollar Tree *	(3,600)	(252)
Domino’s Pizza	(1,503)	(318)
Dorman Products *	(2,100)	(174)
DR Horton	(18,771)	(649)
Dunkin’ Brands Group	(2,542)	(140)
Eldorado Resorts *	(2,666)	(53)
Ethan Allen Interiors	(900)	(29)
Expedia	(1,973)	(294)
Foot Locker, Cl A	(2,578)	(127)
Ford Motor	(306,733)	(3,432)
Fossil Group *	(1,350)	(14)
Fox Factory Holding *	(1,322)	(47)
GameStop, Cl A	(977)	(21)
Gap	(3,900)	(86)
Garmin	(6,700)	(342)
General Motors	(114,125)	(3,986)

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Gentex	(22,478)	$(426)
Gentherm *	(2,800)	(109)
Genuine Parts	(3,078)	(286)
G-III Apparel Group *	(2,350)	(59)
Goodyear Tire & Rubber	(20,477)	(716)
Graham Holdings, Cl B	(111)	(67)
Grand Canyon Education *	(1,727)	(135)
H&R Block	(7,300)	(226)
Hanesbrands	(20,797)	(482)
Harley-Davidson, Cl A	(13,865)	(749)
Hasbro	(5,866)	(654)
Helen of Troy *	(1,500)	(141)
Hilton Grand Vacations *	(2,750)	(99)
Hilton Worldwide Holdings	(6,452)	(399)
Home Depot	(18,638)	(2,859)
Houghton Mifflin Harcourt *	(2,650)	(33)
Hyatt Hotels, Cl A *	(800)	(45)
ILG	(4,900)	(135)
Installed Building Products *	(678)	(36)
International Game Technology	(3,700)	(68)
International Speedway, Cl A	(650)	(24)
iRobot *	(1,578)	(133)
J.C. Penney *	(3,978)	(18)
Jack in the Box	(1,150)	(113)
Kate Spade *	(6,722)	(124)
KB Home	(5,400)	(129)
Kohl’s	(3,077)	(119)
L Brands	(3,827)	(206)
La Quinta Holdings *	(1,850)	(27)
Las Vegas Sands	(12,158)	(777)
La-Z-Boy, Cl Z	(3,327)	(108)
LCI Industries	(1,777)	(182)
Lear	(5,759)	(818)
Leggett & Platt	(7,650)	(402)
Lennar, Cl A	(10,505)	(560)
Liberty Expedia Holdings, Cl A *	(629)	(34)
Liberty Interactive QVC Group, Cl A *	(7,500)	(184)
Liberty Ventures, Ser A *	(1,272)	(67)
Lithia Motors, Cl A	(278)	(26)
LKQ *	(5,600)	(185)
Lowe’s	(13,385)	(1,038)
lululemon athletica *	(5,278)	(315)
M/I Homes *	(1,128)	(32)
Macy’s	(5,178)	(120)
Marriott International, Cl A	(10,772)	(1,081)
Marriott Vacations Worldwide	(976)	(115)
Mattel	(18,350)	(395)
McDonald’s	(26,936)	(4,126)
MDC Holdings	(2,928)	(103)
Meritage Homes *	(2,728)	(115)
MGM Mirage	(15,145)	(474)
Michael Kors Holdings *	(8,900)	(323)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Michaels *	(1,200)	$(22)
Modine Manufacturing *	(2,228)	(37)
Mohawk Industries *	(3,514)	(849)
Motorcar Parts of America *	(1,150)	(32)
Murphy USA *	(400)	(30)
NetFlix *	(6,079)	(908)
Newell Brands, Cl B	(25,597)	(1,373)
Nike, Cl B	(73,284)	(4,324)
Nordstrom	(2,200)	(105)
Norwegian Cruise Line Holdings *	(5,600)	(304)
NVR *	(211)	(509)
Office Depot	(5,928)	(33)
O’Reilly Automotive *	(1,546)	(338)
Oxford Industries, Cl A	(476)	(30)
Panera Bread, Cl A *	(718)	(226)
Papa John’s International, Cl A	(1,250)	(90)
Penn National Gaming *	(2,572)	(55)
Polaris Industries	(3,306)	(305)
Pool	(750)	(88)
Priceline Group *	(757)	(1,416)
PulteGroup	(17,544)	(430)
PVH	(4,550)	(521)
Ralph Lauren, Cl A	(3,350)	(247)
Ross Stores	(6,500)	(375)
Royal Caribbean Cruises	(5,599)	(612)
Sally Beauty Holdings *	(1,228)	(25)
Scientific Games, Cl A *	(1,278)	(33)
SeaWorld Entertainment	(1,400)	(23)
Service International	(6,550)	(219)
ServiceMaster Global Holdings *	(5,128)	(201)
Signet Jewelers	(1,250)	(79)
Six Flags Entertainment	(1,934)	(115)
Skechers U.S.A., Cl A *	(7,222)	(213)
Sotheby’s *	(1,622)	(87)
Standard Motor Products	(1,493)	(78)
Staples	(10,628)	(107)
Starbucks	(46,821)	(2,730)
Steven Madden *	(3,677)	(147)
Stoneridge *	(1,578)	(24)
Superior Industries International	(1,128)	(23)
Target, Cl A	(8,212)	(429)
Taylor Morrison Home, Cl A *	(2,933)	(70)
Tempur-Pedic International *	(2,777)	(148)
Tenneco	(4,750)	(275)
Tesla Motors *	(10,179)	(3,681)
Texas Roadhouse, Cl A	(2,550)	(130)
Thor Industries	(3,786)	(396)
Tiffany	(1,800)	(169)
TJX	(10,132)	(731)
Toll Brothers	(8,959)	(354)
TopBuild *	(2,500)	(133)
Tower International	(927)	(21)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tractor Supply	(2,228)	$(121)
TRI Pointe Group *	(8,628)	(114)
TripAdvisor *	(1,822)	(70)
Tupperware Brands	(2,877)	(202)
Ulta Beauty *	(976)	(280)
Under Armour, Cl A *	(7,304)	(159)
Under Armour, Cl C *	(10,128)	(204)
Universal Electronics *	(400)	(27)
Urban Outfitters *	(950)	(18)
Vail Resorts	(1,271)	(258)
VF	(19,624)	(1,130)
Vista Outdoor *	(4,200)	(95)
Visteon *	(2,678)	(273)
Wendy’s	(7,600)	(118)
Whirlpool	(4,106)	(787)
Williams-Sonoma	(829)	(40)
Winnebago Industries	(2,550)	(89)
Wolverine World Wide	(5,500)	(154)
Wyndham Worldwide	(4,213)	(423)
Wynn Resorts	(2,553)	(342)
Yum China Holdings *	(11,412)	(450)
Yum! Brands	(11,092)	(818)

		(76,432)

Information Technology – (2.7)%
Advanced Energy Industries *	(427)	(28)
Advanced Micro Devices *	(7,922)	(99)
Amphenol, Cl A	(4,479)	(331)
Analog Devices	(4,337)	(337)
Apple	(43,415)	(6,253)
Applied Materials	(12,638)	(522)
Arista Networks *	(876)	(131)
ARRIS International *	(3,250)	(91)
Arrow Electronics, Cl A *	(2,328)	(183)
Avnet	(2,720)	(106)
AVX	(4,693)	(77)
Belden	(350)	(26)
Broadcom, Cl A	(4,538)	(1,058)
Brocade Communications Systems	(10,450)	(132)
Cavium *	(800)	(50)
CDW	(4,533)	(283)
Ciena *	(1,000)	(25)
Cirrus Logic *	(550)	(34)
Cisco Systems	(57,969)	(1,814)
Cognex	(1,229)	(104)
Coherent *	(229)	(51)
CommScope Holding *	(2,300)	(87)
Corning, Cl B	(11,945)	(359)
Cray *	(1,172)	(22)
Cypress Semiconductor	(2,600)	(35)
Diebold	(2,850)	(80)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Dolby Laboratories, Cl A	(579)	$(28)
Electronics For Imaging *	(1,900)	(90)
Entegris *	(1,150)	(25)
ePlus *	(1,554)	(115)
F5 Networks, Cl A *	(950)	(121)
Flir Systems	(950)	(33)
Harris	(1,271)	(139)
Hewlett Packard Enterprise	(23,624)	(392)
HP	(23,500)	(411)
II-VI *	(728)	(25)
Infinera *	(4,199)	(45)
Integrated Device Technology *	(1,050)	(27)
Intel	(54,500)	(1,839)
InterDigital	(327)	(25)
IPG Photonics *	(278)	(40)
Jabil Circuit	(3,450)	(101)
Juniper Networks	(7,350)	(205)
Keysight Technologies *	(3,027)	(118)
KLA-Tencor	(2,250)	(206)
Lam Research	(1,890)	(267)
Littelfuse	(200)	(33)
Lumentum Holdings *	(579)	(33)
MACOM Technology Solutions Holdings *	(1)	–
Marvell Technology Group	(5,800)	(96)
Maxim Integrated Products	(3,678)	(165)
Microchip Technology	(2,827)	(218)
Micron Technology *	(12,472)	(372)
Microsemi *	(1,728)	(81)
MKS Instruments	(476)	(32)
Monolithic Power Systems	(300)	(29)
Motorola Solutions	(2,300)	(199)
National Instruments	(800)	(32)
NCR *	(2,850)	(116)
NetApp	(6,112)	(245)
NETGEAR *	(1,800)	(78)
NetScout Systems *	(650)	(22)
Nvidia	(6,693)	(967)
NXP Semiconductors *	(3,800)	(416)
ON Semiconductor *	(6,178)	(87)
Palo Alto Networks *	(1,000)	(134)
Plexus *	(450)	(24)
Pure Storage, Cl A *	(2,200)	(28)
Qorvo *	(1,677)	(106)
Qualcomm	(16,798)	(928)
Sanmina *	(778)	(30)
Scansource *	(2,000)	(81)
Skyworks Solutions	(2,378)	(228)
Stratasys *	(1,278)	(30)
Super Micro Computer *	(3,350)	(83)
SYNNEX	(1,573)	(189)
Tech Data *	(1,827)	(184)
Teradyne	(3,277)	(98)

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Texas Instruments	(12,532)	$(964)
Trimble *	(3,600)	(128)
Universal Display	(422)	(46)
USA Technologies *	(6,028)	(31)
VeriFone Holdings *	(3,472)	(63)
Versum Materials	(850)	(28)
Viasat *	(650)	(43)
Viavi Solutions *	(2,450)	(26)
Western Digital	(3,946)	(350)
Xerox	(5,463)	(157)
Xilinx	(3,400)	(219)
Zebra Technologies, Cl A *	(950)	(95)

		(24,084)

Materials – (1.5)%
Air Products & Chemicals	(3,786)	(542)
AK Steel Holding *	(3,228)	(21)
Albemarle	(1,700)	(179)
Alcoa	(2,528)	(82)
Allegheny Technologies	(1,350)	(23)
AptarGroup	(1,200)	(104)
Ashland Global Holdings	(1,200)	(79)
Avery Dennison	(1,728)	(153)
Axalta Coating Systems *	(2,800)	(90)
Balchem	(350)	(27)
Ball	(5,700)	(241)
Bemis	(800)	(37)
Berry Plastics Group *	(1,977)	(113)
Cabot	(553)	(30)
Carpenter Technology	(678)	(25)
Celanese, Cl A	(2,000)	(190)
CF Industries Holdings	(3,450)	(96)
Chemours	(2,878)	(109)
Coeur Mining *	(5,226)	(45)
Commercial Metals, Cl A	(1,278)	(25)
Compass Minerals International, Cl A	(350)	(23)
Crown Holdings *	(2,678)	(160)
Domtar	(650)	(25)
Dow Chemical, Cl A	(19,198)	(1,211)
E.I. Du Pont de Nemours	(13,972)	(1,128)
Eagle Materials	(927)	(86)
Eastman Chemical	(2,600)	(218)
Ecolab	(4,799)	(637)
FMC	(2,150)	(157)
Freeport-McMoRan, Cl B *	(23,730)	(285)
Graphic Packaging Holding	(6,100)	(84)
H.B. Fuller	(579)	(30)
Hecla Mining	(4,350)	(22)
Huntsman	(3,786)	(98)
Ingevity *	(476)	(27)
International Flavors & Fragrances	(1,350)	(182)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
International Paper	(6,778)	$(384)
Louisiana-Pacific *	(1,326)	(32)
LyondellBasell Industries, Cl A	(5,119)	(432)
Martin Marietta Materials, Cl A	(979)	(218)
Minerals Technologies	(350)	(26)
Monsanto	(7,092)	(839)
Mosaic	(5,528)	(126)
NewMarket	(427)	(197)
Newmont Mining	(7,889)	(255)
Nucor	(4,906)	(284)
Olin	(2,250)	(68)
Owens-Illinois *	(1,547)	(37)
Packaging Corp of America	(1,478)	(165)
Platform Specialty Products *	(1,977)	(25)
PolyOne	(778)	(30)
PPG Industries	(3,999)	(440)
Praxair	(4,479)	(594)
Reliance Steel & Aluminum	(1,429)	(104)
Royal Gold, Cl A	(1,279)	(100)
RPM International	(2,228)	(121)
Scotts Miracle-Gro, Cl A	(877)	(78)
Sealed Air	(3,550)	(159)
Sensient Technologies	(1,653)	(133)
Sherwin-Williams, Cl A	(1,280)	(449)
Silgan Holdings	(900)	(29)
Sonoco Products	(2,720)	(140)
Southern Copper	(2,200)	(76)
Steel Dynamics	(3,678)	(132)
Summit Materials, Cl A *	(1,128)	(33)
Tahoe Resources	(3,050)	(26)
United States Steel	(2,400)	(53)
Valvoline	(3,294)	(78)
Vulcan Materials	(2,200)	(279)
Westlake Chemical	(427)	(28)
WestRock	(3,777)	(214)
Worthington Industries	(579)	(29)
WR Grace	(1,279)	(92)

		(13,089)

Total Common Stock Sold Short (Proceeds $108,390) ($ Thousands)		(113,605)

Total Investments Sold Short – (12.9)% (Proceeds $108,390) ($ Thousands) #		$(113,605)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION – 0.0%
Crude Oil, Expires 11/18/2017, Strike Price $55.00*	66	$57

Total Purchased Option (Cost $253) ($ Thousands)		$57

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Coffee**	(32)	Dec-2017	$163
Coffee**	206	Sep-2017	(239)
Coffee Robusta**	(226)	Sep-2017	(293)
Copper**	202	Sep-2017	480
Copper**	(39)	Dec-2017	(5)
Corn**	705	Sep-2017	(388)
Cotton No. 2**	(76)	Dec-2017	176
Crude Oil**	342	Aug-2017	(49)
Crude Oil**	(90)	May-2018	225
Euro-Bobl	(299)	Sep-2017	427
Feeder Cattle**	37	Oct-2017	58
Gold**	158	Aug-2017	75
Gold**	(36)	Dec-2017	103
Heating Oil**	92	Sep-2017	164
ICE Brent Crude**	(17)	May-2018	44
ICE Brent Crude**	(30)	Oct-2017	195
IPE Brent Crude**	328	Aug-2017	(535)
Japanese 10-Year Bond E-MINI	(34)	Sep-2017	5
Lean Hogs**	191	Aug-2017	217
LME Nickel**	(6)	Sep-2017	(21)
LME Primary Aluminum**	220	Sep-2017	116
LME Zinc**	69	Sep-2017	450
MSCI EAFE Index E-MINI	(136)	Sep-2017	121
Natural Gas**	156	Sep-2017	(162)
Natural Gas**	341	Sep-2017	(6)
Palladium**	(35)	Sep-2017	(251)
Platinum**	64	Oct-2017	(44)
RBOB Gasoline**	(56)	Oct-2017	290
RBOB Gasoline**	144	Aug-2017	157
S&P 500 Index E-MINI	(212)	Sep-2017	180
Silver**	96	Sep-2017	(307)
Silver**	27	Dec-2017	(194)
Soybean**	187	Nov-2017	178
Soybean Meal**	121	Dec-2017	33
Soybean Oil**	219	Dec-2017	143
Sugar No. 11**	441	Dec-2017	(942)
Wheat Future (CBT)**	411	Sep-2017	1,405
Wheat Future (KCBT)**	161	Sep-2017	513
U.S. 10-Year Treasury Note	(82)	Sep-2017	18
U.S. 2-Year Treasury Note	(162)	Oct-2017	53
U.S. 5-Year Treasury Note	85	Oct-2017	(37)

			$2,516

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/05/17	USD	2,883	BRL	9,600	$11
07/05/17	USD	528	BRL	1,744	(2)
07/05/17	BRL	11,345	USD	3,429	8
08/02/17	BRL	9,600	USD	2,866	(11)
07/10/17	USD	1,170	AUD	1,540	11
07/10/17	USD	1,360	NZD	1,905	35
07/10/17	NZD	2,126	USD	1,479	(77)
07/10/17	AUD	6,349	USD	4,787	(82)
07/13/17	USD	1,289	EUR	1,145	17
07/13/17	EUR	175	USD	200	1
07/13/17	EUR	1,552	USD	1,666	(105)
07/14/17	USD	1,721	NOK	14,526	13
07/14/17	USD	2,297	SEK	19,955	71
07/14/17	SEK	20,326	USD	2,296	(116)
07/14/17	JPY	1,300,000	USD	11,845	267
07/21/17	GBP	1,897	USD	2,439	(27)
07/27/17	KRW	1,814,144	USD	1,610	25
07/28/17-08/16/17	TWD	97,666	USD	3,238	27
08/16/17	USD	1,137	CNY	7,758	4
08/18/17	USD	1,133	TRY	4,073	7
08/18/17	USD	1,142	MYR	4,871	(12)
08/21/17	USD	2,736	INR	177,017	(13)
08/22/17	INR	176,221	USD	2,714	4
08/24/17	USD	1,726	CAD	2,281	32
08/24/17	CAD	4,390	USD	3,312	(71)
09/20/17	USD	1,648	TWD	49,508	(19)

					$(2)

A list of the counterparties for the outstanding foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(5,197)	$5,239	$41
Barclays PLC	(3,384)	3,312	(71)
Brown Brothers Harriman	(571)	573	1
Citigroup	(13,090)	13,091	–
Commerzbank	(1,360)	1,394	35
Credit Suisse First Boston	(3,448)	3,493	45
Deutsche Bank	(2,746)	2,750	5
Goldman Sachs	(13,766)	13,518	(248)
JPMorgan Chase Bank	(7,900)	7,960	60
Morgan Stanley	(8,016)	8,240	225
RBS	(2,688)	2,601	(88)
UBS	(645)	638	(7)

			$(2)

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Citibank	Sprint Communications	BUY	5.00	06/20/19	$692	$(42)
Citibank	Sprint Communications	BUY	5.00	06/20/19	793	(47)
Citigroup	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(240)	7
Citigroup	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(254)	6
Credit Suisse International	CMBX.NA.AAA.9	BUY	5.00	09/17/58	2,641	2
Credit Suisse International	CMBX.NA.BBB-.6	SELL	3.00	12/31/49	(812)	(40)
Credit Suisse International	CMBX.NA.BBB-.6	SELL	3.00	12/31/49	(227)	(10)
Credit Suisse International	CMBX-A-.6	SELL	2.00	05/11/63	(1,305)	(11)
Deutsche Bank AG London	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(113)	–
Deutsche Bank AG London	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(112)	–
Deutsche Bank AG London	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(330)	(1)
Deutsche Bank AG London	CMBX.NA.BBB-.6	SELL	3.00	12/31/49	(1,093)	(47)
Deutsche Bank AG London	CMBX.NA.BBB-.6	SELL	3.00	12/31/49	(42)	(2)
Deutsche Bank AG London	CMBX - BBB-.6	SELL	3.00	05/11/63	(33)	–
Deutsche Bank AG London	CMBX-BBB-.6	SELL	3.00	05/11/63	(201)	4
Deutsche Bank AG London	CMBX-BBB-.6	SELL	3.00	05/11/49	(634)	(19)
Goldman Sachs International	CMBX.NA.AAA.9	BUY	0.50	09/17/49	964	–
Goldman Sachs International	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(222)	(1)
Goldman Sachs International	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(329)	9
Goldman Sachs International	CMBX.NA.BBB-.6	SELL	3.00	05/11/63	(727)	4
Goldman Sachs International	CMBX.NA.BBB-.6	SELL	3.00	12/31/49	(1,324)	(152)
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	05/11/63	(194)	(5)
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	05/11/63	(16)	–
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	05/11/63	(32)	(1)
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	05/11/63	(32)	–
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	05/11/63	(65)	–
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	12/31/49	(261)	(12)
Goldman Sachs International	CMBX-BBB-.6	SELL	3.00	12/31/49	(835)	(30)

						$(388)

Interest Rate Swap
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	$480	$(31)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2017, are as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Citibank	USD/LIBOR/3M/T3750/0.00	1.54%	02/27/19	$13,065	$52
Morgan Stanley	USD/LIBOR/3M	1.96%	10/25/46	710	(91)
Morgan Stanley	2.63%	3-Month USD–LIBOR	11/10/35	2,970	(61)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34	1,510	181
Morgan Stanley	7.09%	MXN/TIIE/4W/MEX06/0.00000	06/14/27	6,572	3
Morgan Stanley	2.29%	USD/LIBOR/3M/T3750/0.00000	04/26/27	5,130	(11)
Morgan Stanley	2.44%	USD/LIBOR/3M/T3750/0.00000	04/04/27	10,400	(174)
Morgan Stanley	1.67%	USD/LIBOR/3M/T3750/0.00000	11/09/26	1,490	73
Morgan Stanley	1.66%	USD/LIBOR/3M/T3750/0.00000	11/08/26	1,490	74
Morgan Stanley	1.60%	USD/LIBOR/3M	10/25/26	6,110	339
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/25	2,717	(41)
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/25	1,710	(40)
Morgan Stanley	3-Month USD - LIBOR	2.31%	05/18/25	2,820	(31)
Morgan Stanley	1.99%	3-Month USD - LIBOR	04/21/25	2,760	32
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24	2,060	94
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24	2,570	(120)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24	1,990	69
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24	3,980	(139)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24	3,520	(171)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24	2,310	(137)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24	2,630	(174)
Morgan Stanley	2.94%	NZD/BKBM/3M	03/31/22	15,540	140
Morgan Stanley	SEK/STIBOR/3M	0.34%	03/31/22	38,480	(3)
Morgan Stanley	0.10%	JPY/LIBOR/6M	03/31/22	2,214,180	-
Morgan Stanley	USD/LIBOR/3M	1.28%	10/25/21	1,465	(37)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/20	10,830	(33)
Morgan Stanley	MXN/TIIE/4W/MEX06	6.77%	06/22/20	18,035	1
Morgan Stanley	3-Month USD - LIBOR	1.57%	04/01/20	5,135	-

					$(205)

A list of the reverse repurchase agreements outstanding as of June 30, 2017 was as follows:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(2,080)	JPMorgan Chase	1.15%	$(2,080)
(38,581)	JPMorgan Chase	1.03%	(38,581)
(35,325)	JPMorgan Chase	1.03%	(35,325)
(38,462)	JPMorgan Chase	0.97%	(38,462)
(18,381)	JPMorgan Chase	0.88%	(18,381)
(21,408)	JPMorgan Chase	0.71%	(21,408)

			$(154,237)

Percentages are based on Net Assets of $879,004 ($ Thousands).
*	Non-income producing security.
**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of June 30, 2017.
‡	Real Estate Investment Trust.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $55,667 ($ Thousands), representing 6.3% of the Net Assets of the Fund.
(C)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.
(D)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

AUD – Australian Dollar

BKBM – Bank Bill Reference Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CBT – Chicago Board of Trade

Cl – Class

CMBX – A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO – Collateralized Mortgage Obligation

CNY – Chinese Yuan

CPI – Consumer Price Index

EAFE – Europe, Australasia and Far East

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

KCBT – Kansas City Board of Trade

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Kroner

NZD – New Zealand Dollar

OTC – Over the counter

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Continued)

PLC – Public Limited Company

RBOB – Reformulated Blendstock for Oxygenate Blending (gasoline production)

S&P– Standard & Poor’s

SEK – Swedish Krona

Ser – Series

STIBOR – Stockholm Interbank Offered Rate

TIIE – Tasa de Interés Interbancaria de Equilibrio (Spanish)

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – United States Dollar

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $983,924 ($ Thousands), and the unrealized appreciation and depreciation were $20,837 ($ Thousands) and ($14,684) ($ Thousands), respectively.

# At June 30, 2017, the tax basis proceeds of the Fund’s securities sold short were $108,390 ($ Thousands), and the unrealized appreciation and depreciation were $3,804 ($ Thousands) and $(9,019) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$588,546	$–	$588,546
Common Stock	250,952	–	–	250,952
Corporate Obligations	–	64,784	–	64,784
Mortgage-Backed Securities	–	42,370	–	42,370
Asset-Backed Securities	–	26,156	–	26,156
Sovereign Debt	–	17,269	–	17,269

Total Investments in Securities	$250,952	$739,125	$–	$990,077

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(113,605)	$–	$–	$(113,605)

Total Securities Sold Short	$(113,605)	$–	$–	$(113,605)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$57	$–	$–	$57
Futures Contracts *
Unrealized Appreciation	5,989	–	–	5,989
Unrealized Depreciation	(3,473)	–	–	(3,473)
Forwards Contracts *
Unrealized Appreciation	–	533	–	533
Unrealized Depreciation	–	(535)	–	(535)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	32	–	32
Unrealized Depreciation	–	(420)	–	(420)
Interest Rate Swap *
Unrealized Depreciation	–	(31)	–	(31)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	1,058	–	1,058
Unrealized Depreciation	–	(1,263)	–	(1,263)
Reverse Repurchase Agreements	–	(154,237)	–	(154,237)

Total Other Financial Instruments	$2,573	$(154,863)	$–	$(152,290)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Inflation Managed Fund (Concluded)

As of June 30, 2017, Multi-Strategy Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $9.4 million. As of June 30, 2017, Multi-Strategy Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $5.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives		$-	$(990,940)	-	$(990,940)
Maximum potential amount of future payments		-	9,433,000	-	9,433,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]		-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event		-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	1,305,000	1,305,000
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	8,128,000	8,128,000
Total	$-	$-	$-	$-	$9,433,000	$9,433,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 53.9%
U.S. Treasury Bills (A)
0.888%, 08/17/2017	$73,670	$73,587
0.875%, 08/10/2017	73,350	73,282
0.909%, 08/24/2017	73,827	73,729
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,020	4,100
3.625%, 04/15/2028	2,152	2,812
3.375%, 04/15/2032	1,174	1,613
2.500%, 01/15/2029	3,235	3,889
2.375%, 01/15/2025	4,768	5,432
2.375%, 01/15/2027	2,577	2,991
2.125%, 01/15/2019	2,555	2,638
2.125%, 02/15/2040	1,173	1,459
2.125%, 02/15/2041	2,028	2,534
2.000%, 01/15/2026	3,325	3,726
1.875%, 07/15/2019	3,900	4,065
1.750%, 01/15/2028	2,401	2,676
1.375%, 07/15/2018	2,320	2,357
1.375%, 01/15/2020	3,451	3,576
1.375%, 02/15/2044	3,436	3,738
1.250%, 07/15/2020	5,784	6,030
1.125%, 01/15/2021	5,803	6,026
1.000%, 02/15/2046	2,956	2,953
0.875%, 02/15/2047	1,952	1,894
0.750%, 02/15/2042	2,992	2,847
0.750%, 02/15/2045	3,595	3,371
0.625%, 07/15/2021	3,843	3,938
0.625%, 01/15/2024	6,687	6,782
0.625%, 01/15/2026	6,216	6,255
0.625%, 02/15/2043	2,660	2,447
0.375%, 07/15/2023	6,991	7,036
0.375%, 07/15/2025	6,632	6,582
0.375%, 01/15/2027	4,823	4,737
0.250%, 01/15/2025	6,873	6,751
0.125%, 04/15/2019	6,540	6,543
0.125%, 04/15/2020	7,513	7,524
0.125%, 04/15/2021	8,426	8,413
0.125%, 01/15/2022	9,781	9,767
0.125%, 04/15/2022	1,101	1,096
0.125%, 07/15/2022	6,343	6,335
0.125%, 01/15/2023	7,007	6,943
0.125%, 07/15/2024	6,830	6,709
0.125%, 07/15/2026	4,949	4,774

Total U.S. Treasury Obligations (Cost $395,078) ($ Thousands)		393,957

SOVEREIGN DEBT – 21.8%
Japan Treasury Discount Bill -0.120%, 09/04/2017 (B)(C)	JPY 14,307,250	127,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japanese Government CPI Linked Bond 0.100%, 03/10/2026	JPY 3,444,135	$32,011

Total Sovereign Debt (Cost $163,544) ($ Thousands)		159,364

U.S. GOVERNMENT AGENCY OBLIGATION – 4.6%
FHLMC 1.375%, 05/01/2020	33,941	33,715

Total U.S. Government Agency Obligation (Cost $33,773) ($ Thousands)		33,715

Total Investments - 80.3% (Cost $592,395) ($ Thousands) @		$587,036

	Contracts

PURCHASED OPTIONS – 0.0%
August 2017, BRL Call, USD Put, Expires 08/19/2017, Strike Price $3.30*	1,800,000	$24
August 2017, BRL Call, USD Put, Expires 08/19/2017, Strike Price $3.21*	3,700,000	17
July 2017, ZAR Call, USD Put, Expires 07/10/2017, Strike Price $13.25*	1,500,000	21
July 2017, ZAR Call, USD Put, Expires 07/22/2017, Strike Price $12.80*	2,200,000	–
SPDR S&P500 ETF Trust, USD Call, Expires 07/22/2017, Strike Price $248.00*	1,207	13

Total Purchased Options (Cost $222) ($ Thousands)		$75

WRITTEN OPTIONS – 0.0%
August 2017, CAD Call, MXN Put, Expires 08/19/2017 Strike Price $14.68*	(2,500,000)	$(5)
August 2017, USD Call, BRL Put, Expires 08/19/2017 Strike Price $3.57*	(3,700,000)	(17)
August 2017, USD Call, BRL Put, Expires 08/19/2017 Strike Price $3.70*	(1,800,000)	(3)
July 2017, USD Call, ZAR Put, Expires 07/22/2017

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Capital Stability Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
Strike Price $14.75*	(1,500,000)	$–
July 2017, USD Call, ZAR Put, Expires 07/22/2017
Strike Price $14.71*	(2,200,000)	–
October 2017, RUB Put, USD Call, Expires 10/21/2017
Strike Price $77.62*	(3,500,000)	(5)
SPDR S&P 500 Trust, USD Put, Expires 07/22/2017
Strike Price $228.00*	(1,207)	(27)

Total Written Options (Premiums Received $332) ($ Thousands)		$(57)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	216	Sep-2017	$(647)
S&P TSX 60 Index	40	Sep-2017	(105)
Long Gilt 10-Year Bond	94	Sep-2017	(238)
MSCI EAFE Index E-MINI	536	Sep-2017	156
S&P 500 Index E-MINI	506	Sep-2017	(189)
U.S. 10-Year Treasury Note	368	Sep-2017	(84)
U.S. 5-Year Treasury Note	304	Sep -2017	(80)

			$(1,187)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/05/17-09/05/17	USD	2,645	BRL	8,906	$18
07/05/17-07/05/17	USD	2,972	BRL	9,495	(109)
07/05/17-08/23/17	BRL	16,961	USD	5,147	62
07/05/17-08/22/17	BRL	7,489	USD	2,206	(42)
09/15/17-09/15/17	ZAR	66,586	USD	5,064	46
07/05/17-09/15/17	ZAR	58,261	USD	4,348	(77)
07/10/17-07/18/17	EUR	6,946	CZK	185,544	187
07/10/17-07/10/17	CZK	79,990	EUR	3,006	(67)
07/18/17-07/28/17	USD	2,944	MYR	12,721	13
07/14/17	USD	3,081	MYR	13,142	(24)
07/14/17	MYR	4,730	USD	1,102	2
07/18/17-08/03/17	MYR	9,515	USD	2,204	(7)
07/18/17	EUR	1,673	JPY	206,191	(74)
07/18/17-07/18/17	USD	2,144	PEI	7,072	31
07/18/17	USD	1,097	CLP	738,627	14
07/18/17	USD	1,316	CLP	859,747	(23)
07/18/17-07/18/17	USD	2,527	NZD	3,632	131
07/18/17-09/08/17	USD	2,816	ARS	46,088	(102)
07/18/17-07/18/17	USD	1,280	ZAR	17,297	36
07/18/17-09/15/17	USD	1,955	ZAR	25,258	(45)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/18/17	EUR	1,612	TRY	6,607	$26
07/18/17	EUR	1,629	TRY	6,533	(15)
07/18/17-07/18/17	USD	3,320	SGD	4,593	18
07/18/17-07/18/17	USD	3,429	COP	10,138,700	(119)
07/18/17-09/15/17	USD	3,863	SEK	33,278	98
07/18/17-09/15/17	USD	3,902	PLN	14,908	118
07/18/17-09/15/17	USD	4,042	AUD	5,407	104
07/18/17-07/18/17	EUR	4,422	NOK	40,999	(151)
09/15/17	USD	513	RUB	31,225	6
07/18/17-07/18/17	USD	4,006	RUB	232,981	(89)
07/18/17-09/15/17	EUR	4,953	CHF	5,337	(71)
07/18/17-07/18/17	USD	3,533	MXN	68,383	233
07/27/17	USD	2,559	MXN	46,168	(19)
07/18/17-07/26/17	USD	6,260	KRW	7,079,417	(72)
07/18/17-07/18/17	USD	6,599	HUF	1,880,858	350
07/18/17	PEI	7,072	USD	2,149	(26)
07/18/17-09/20/17	USD	6,344	TRY	23,196	153
09/15/17	USD	737	TRY	2,648	(2)
07/18/17-09/15/17	SGD	7,193	USD	5,134	(95)
07/18/17-09/15/17	USD	7,395	CHF	7,275	218
07/18/17-09/15/17	AUD	7,401	USD	5,514	(159)
07/18/17-09/15/17	EUR	8,412	USD	9,170	(439)
07/18/17-09/15/17	GBP	8,501	USD	10,863	(198)
07/18/17-07/18/17	USD	8,606	INR	560,316	44
07/18/17-09/15/17	NZD	9,004	USD	6,333	(254)
07/18/17-09/15/17	USD	9,051	NOK	76,802	129
07/18/17-09/15/17	USD	9,144	CNY	63,081	139
07/18/17-09/15/17	USD	8,697	GBP	6,822	179
09/15/17	USD	1,108	GBP	851	–
07/18/17-09/20/17	USD	11,852	TWD	355,455	(163)
07/18/17-09/15/17	PLN	12,133	USD	3,131	(141)
07/18/17-07/18/17	USD	3,012	JPY	340,447	21
07/18/17-09/15/17	USD	9,378	JPY	1,039,409	(113)
09/15/17	CHF	1,054	USD	1,107	–
07/18/17-07/18/17	CHF	15,688	USD	15,829	(576)
07/18/17-09/15/17	SEK	17,482	USD	1,987	(93)
07/18/17-09/15/17	CAD	17,725	USD	13,158	(498)
07/18/17-09/15/17	USD	19,292	EUR	17,621	834
07/18/17	CNH	20,269	USD	2,928	(57)
07/18/17-09/15/17	USD	20,400	CAD	27,382	703
07/18/17-09/15/17	TRY	30,372	USD	8,302	(218)
07/18/17-09/15/17	NOK	37,158	USD	4,347	(93)
07/18/17-07/18/17	CNY	41,617	USD	5,979	(154)
07/18/17-09/08/17	ARS	46,088	USD	2,778	64
07/18/17-09/15/17	NOK	49,194	EUR	5,188	52
07/18/17-07/27/17	MXN	13,295	USD	734	2
07/18/17-07/18/17	MXN	63,231	USD	3,345	(138)
07/18/17-09/15/17	RUB	206,622	USD	3,547	95
10/17/17	RUB	59,158	USD	868	(108)
07/18/17-09/20/17	TWD	355,567	USD	11,760	66
07/18/17-09/15/17	TWD	145,181	USD	4,763	(12)
07/18/17-07/18/17	INR	411,850	USD	6,376	18
07/18/17	INR	148,466	USD	2,264	(28)
07/18/17	HUF	812,590	EUR	2,612	(20)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Capital Stability Fund (Continued)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/18/17	HUF	1,045,469	USD	3,583	$(279)
07/18/17-09/15/17	JPY	1,460,782	EUR	11,849	516
07/18/17	CLP	1,598,374	USD	2,382	(22)
07/18/17	COP	10,138,700	USD	3,441	131
07/18/17-09/15/17	KRW	7,067,229	USD	6,233	55
07/18/17-09/15/17	KRW	4,183,377	USD	3,645	(13)
09/06/17-09/15/17	JPY	17,958,906	USD	163,126	2,766
07/18/17-09/15/17	JPY	328,469	USD	2,909	(23)
09/15/17	EUR	2,309	SEK	22,443	29
09/15/17-09/15/17	EUR	3,282	HUF	1,010,939	(13)
09/15/17	CZK	26,096	USD	1,108	(39)

					$2,627

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	$(20,195)	$20,104	$(91)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2017, are as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(20,913)	$21,091	$178
Barclays PLC	(73,655)	74,248	593
BNP Paribas	(23,668)	23,992	324
Brown Brothers Harriman	(98,707)	99,955	1,248
Citigroup	(98,309)	99,066	757
Credit Suisse First Boston	(8,246)	8,194	(52)
Deutsche Bank	(4,466)	4,407	(59)
Goldman Sachs	(13,944)	13,836	(108)
JPMorgan Chase Bank	(40,542)	40,327	(215)
Montgomery/Bank of America	(10,947)	10,956	9
Morgan Stanley	(29,944)	29,340	(604)
Nomura Securities International	(53,456)	54,179	723
RBS	(60,701)	60,737	36
Royal Bank of Canada	(770)	739	(31)
Standard Chartered	(18,754)	18,673	(81)

			$2,627

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount ($Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	USD	(9,682)	$(18)
Morgan Stanley	CDX.NA.IG.27	SELL	1.00%	12/20/21	USD	(8,000)	22
Morgan Stanley	Itraxx.EUR.Xover.26	SELL	5.00%	12/20/21	EUR	(1,790)	76
Morgan Stanley	CDX.HY.IG.28	SELL	1.00%	06/20/22	USD	(4,780)	12
Morgan Stanley	CDX.HY.IG.28	SELL	5.00%	06/20/22	USD	(2,890)	(12)
Morgan Stanley	Itraxx.EUR.Xover.27	SELL	5.00%	06/20/22	EUR	(1,000)	29

							$109

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Capital Stability Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	6-Month AUD - BBSW	3.01%	02/24/27	AUD	2,070	$26
Morgan Stanley	3-Month NZD - BKBM	3.47%	02/27/27	NZD	790	13
Morgan Stanley	6-Month AUD - BBSW	2.99%	03/27/27	AUD	4,790	48
Morgan Stanley	6-Month NZD - BKBM	3.44%	03/28/27	NZD	5,830	78
Morgan Stanley	6-Month AUD - BBSW	2.96%	03/31/27	AUD	2,280	17
Morgan Stanley	6-Month NZD - BKBM	3.44%	03/31/27	NZD	2,530	34
Morgan Stanley	6-Month AUD - BBSW	2.87%	04/05/27	AUD	3,650	6
Morgan Stanley	3-Month NZD - BKBM	3.34%	04/06/27	NZD	4,120	11
Morgan Stanley	6-Month AUD - BBSW	2.82%	04/13/27	AUD	5,990	(15)
Morgan Stanley	6-Month NZD - BKBM	3.29%	04/18/27	NZD	6,410	(3)
Morgan Stanley	6-Month AUD - BBSW	2.76%	04/19/27	AUD	2,230	(14)
Morgan Stanley	3-Month NZD - BKBM	3.29%	04/20/27	NZD	2,460	(2)
Morgan Stanley	6-Month AUD - BBSW	2.72%	05/24/27	AUD	4,630	(46)
Morgan Stanley	3-Month NZD - BKBM	3.24%	05/25/27	NZD	5,180	(26)

						$127

For the period ended June 30, 2017, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

        Percentages are based on Net Assets of $730,983 ($ Thousands).

*	Non-income producing security.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

CNY – Chinese Yuan

COP – Colombian Peso

CPI – Consumer Price Index

CZK – Czech Koruna

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

GBP – British Pound Sterling

HUF – Hungarian Forint

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLC – Public Limited Company

PLN – Polish Zloty

RON – Romanian Leu

RUB – Russian Ruble

S&P– Standard & Poor’s

SGD – Singapore Dollar

SEK – Swedish Krona

Ser – Series

SPDR – Standard & Poor’s Depository Receipt

TRY – Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $592,395 ($ Thousands), and the unrealized appreciation and depreciation were $86 ($ Thousands) and $(5,445) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$393,957	$–	$393,957
Sovereign Debt	–	159,364	–	159,364
U.S. Government Agency Obligation	–	33,715	–	33,715

Total Investments in Securities	$–	$587,036	$–	$587,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$75	$–	$–	$75
Written Options	(57)	–	–	(57)
Futures Contracts *
Unrealized Appreciation	156	–	–	156
Unrealized Depreciation	(1,343)	–	–	(1,343)
Forwards Contracts *
Unrealized Appreciation	–	7,707	–	7,707
Unrealized Depreciation	–	(5,080)	–	(5,080)
Centrally Cleared Swaps Credit Default Swaps *
Unrealized Appreciation	$–	$139	$–	$139
Unrealized Depreciation	–	(30)	–	(30)
Interest Rate Swaps *
Unrealized Appreciation	–	233	–	233
Unrealized Depreciation	–	(106)	–	(106)

Total Other Financial Instruments	$(1,169)	$2,863	$–	$1,694

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Multi-Asset Capital Stability Fund (Concluded)

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

As of June 30, 2017, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $12.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$1,546,253	$1,546,253
Maximum potential amount of future payments	-	-	-	28,534,334	28,534,334
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$12,780,000	-	-	$12,780,000
101-200	-	-	-	-	-	-
201-300	-	-	3,182,434	-	-	3,182,134
301-400	-	-	12,572,200	-	-	12,572,200
> than 400	-	-	-	-	-	-
Total	-	-	$28,534,334	-	-	$28,534,334

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) — 68.3%
Banks — 15.4%
Australia & New Zealand Banking Group
1.033%, 07/21/2017 (B)	$1,300	$1,299
DNB Bank
1.202%, 08/16/2017 (B)	1,300	1,298
Nordea Bank
1.051%, 07/10/2017 (B)	500	500
1.022%, 07/24/2017 (B)	800	799
Toronto-Dominion Holdings USA
1.001%, 07/03/2017 (B)	1,300	1,300

		5,196

Financial — 3.9%
Novartis Finance
1.121%, 07/11/2017 (B)	1,300	1,300

Industrial & Other Commercial Paper — 49.0%
Apple
1.071%, 07/27/2017 (B)	1,111	1,110
Chevron
0.980%, 07/06/2017 (B)	1,300	1,300
Cisco Systems
1.121%, 07/19/2017 (B)	1,300	1,299
Colgate-Palmolive
1.030%, 07/17/2017 (B)	1,300	1,299
Export Development Canada
1.142%, 08/07/2017	1,300	1,298
ExxonMobil
1.020%, 07/05/2017	1,300	1,300
Illinois Tool Works
1.080%, 07/07/2017 (B)	1,300	1,300
PepsiCo
1.050%, 07/07/2017 (B)	1,300	1,300
Royal Dutch Shell
1.052%, 07/28/2017 (B)	1,300	1,299
Total Capital Canada
1.121%, 07/12/2017 (B)	1,300	1,299
Toyota Motor Credit
1.051%, 07/07/2017	1,379	1,379
Unilever Capital
0.902%, 07/05/2017 (B)	1,000	1,000
Wal-Mart Stores
1.101%, 07/13/2017 (B)	1,300	1,299

		16,482

Total Commercial Paper (Cost $22,979) ($ Thousands)		22,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 22.6%
FHLB
1.016%, 08/02/2017	$1,535	$1,533
1.001%, 07/19/2017	600	600
1.000%, 07/06/2017	800	800
0.996%, 07/14/2017	2,587	2,586
0.900%, 07/05/2017	2,090	2,090

Total U.S. Government Agency Obligations (Cost $7,609) ($ Thousands)		7,609

	Shares
EXCHANGE TRADED FUNDS — 6.4%
iShares iBoxx $ High Yield Corporate Bond Fund	17,816	1,575
iShares iBoxx Investment Grade Corporate Bond Fund	4,902	591

Total Exchange Traded Funds (Cost $2,128) ($ Thousands)		2,166

Total Investments — 97.3% (Cost $32,716) ($ Thousands) @		$32,753

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	43	Sep-2017	$(16)
MSCI Emerging Markets E-MINI	71	Sep-2017	(24)
NASDAQ 100 Index E-MINI	39	Sep-2017	(183)
S&P Mid Cap 400 Index E-MINI	27	Sep-2017	26
U.S. Dollar Index	(22)	Sep-2017	31
U.S. Long Treasury Bond	(36)	Sep-2017	(22)

			$(188)

Percentages are based on Net Assets of $33,654 ($ Thousands).

(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $19,001 ($ Thousands), representing 56.5% of the Net Assets of the Fund.

EAFE — Europe, Australasia and Far East

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated
Quotations

S&P — Standard & Poor’s

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $32,716 ($ Thousands), and the unrealized appreciation and depreciation were $39 ($ Thousands) and $(2) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Long/Short Alternative Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$22,978	$–	$22,978
U.S. Government Agency Obligations	–	7,609	–	7,609
Exchange Traded Funds	2,166	–	–	2,166

Total Investments in Securities	$2,166	$30,587	$–	$32,753

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$57	$–	$–	$57
Unrealized Depreciation	(245)	–	–	(245)

Total Other Financial Instruments	$(188)	$–	$–	$(188)

*Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2017

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 29, 2017